UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01136

Guggenheim Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025 - March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Active Investment Series (GAINS) - Core Plus Fund

SMA Class | GUCPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Active Investment Series (GAINS) - Core Plus Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
SMA Class	$6	0.12%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform since inception?

Cumulative performance◊ for the fund since inception (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Guggenheim Active Investment Series (GAINS) - Core Plus Fund	Bloomberg U.S. Aggregate Bond Index
8/14/24	$10,000	$10,000
3/31/25	$10,445	$10,091
3/31/26	$11,034	$10,530

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Since Inception (8/14/24)
Guggenheim Active Investment Series (GAINS) - Core Plus Fund	1.04%	5.64%	6.23%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	3.22%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Duration detracted as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Active Investment Series (GAINS) - Core Plus Fund | SMA Class | GUCPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$157,055,439
  Total Number of Portfolio Holdings621
  Portfolio Turnover Rate8%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	13.5%
AA	28.8%
A	20.0%
BBB	14.9%
BB	10.7%
B	5.6%
CCC	0.7%
NRFootnote Referencea	5.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 3.00% due 05/01/56	5.2%
Uniform MBS 30 Year 5.00% due 06/01/56	3.0%
Fannie Mae 5.00% due 03/25/55	2.2%
NLT Trust 2026-NQM1, 6.61% due 02/25/71	2.1%
KKR CLO 16 Ltd. 16 A2R3, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 10/20/34	1.4%
Cross Mortgage Trust 2026-NQM3, 5.36% due 03/25/71	1.3%
Blackstone Strategic Cap Holding II 5.92% (1 Month Term SOFR + 2.25%) due 12/31/33	1.2%
SG Residential Mortgage Trust 2025-1, 5.25% due 12/25/65	1.0%
GMAC Commercial Mortgage Asset Corp. 2025-WPAFB, 7.15% due 08/10/36	1.0%
Golub Capital Partners CLO 49M Ltd. 2020-49A A1R2, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 07/20/38	1.0%
Total	19.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.2%
Interest Rate Futures Contracts Sold Short	-12.4%
Senior Floating Rate Interests	10.0%
Corporate Bonds	26.2%
Interest Rate Futures Contracts Purchased	33.9%
Collateralized Mortgage Obligations	39.7%
Asset-Backed Securities	46.3%
Centrally Cleared Interest Rate Swap Agreements Pay	56.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GUCPX-033126

Guggenheim Investments

Guggenheim Active Investment Series (GAINS) - Limited Duration Fund

SMA Class | GULDX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Active Investment Series (GAINS) - Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
SMA Class	$5	0.09%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform since inception?

Cumulative performance◊ for the fund since inception (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Guggenheim Active Investment Series (GAINS) - Limited Duration Fund	Bloomberg U.S. Aggregate Bond Index
8/14/24	$10,000	$10,000
3/31/25	$10,250	$10,091
3/31/26	$10,835	$10,530

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Since Inception (8/14/24)
Guggenheim Active Investment Series (GAINS) - Limited Duration Fund	2.14%	5.71%	5.05%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	3.22%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Duration detracted as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Active Investment Series (GAINS) - Limited Duration Fund | SMA Class | GULDX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$20,648,700
  Total Number of Portfolio Holdings253
  Portfolio Turnover Rate8%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	34.9%
AA	23.2%
A	16.7%
BBB	9.6%
BB	6.0%
B	3.9%
NRFootnote Referencea	5.7%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Owl Rock CLO X LLC 2023-10A AR, 5.06% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37	3.4%
Slam Ltd. 2024-1A, 5.34% due 09/15/49	2.2%
NLT Trust 2026-NQM1, 6.61% due 02/25/71	1.8%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	1.6%
Owl Rock CLO III Ltd. 2020-3A AR, 5.52% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36	1.5%
Freddie Mac 5.50% due 02/01/56	1.3%
Uniform MBS 15 Year 4.50% due 05/01/41	1.3%
CIFC Funding Ltd. 2022-1A B, 5.47% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35	1.2%
Palmer Square CLO Ltd. 2024-3A B, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37	1.2%
Golub Capital Partners CLO 46M Ltd. 2019-46A A1R, 5.48% (3 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 04/20/37	1.2%
Total	16.7%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	-0.7%
Centrally Cleared Interest Rate Swap Agreements Receive	-33.8%
Interest Rate Futures Contracts Sold Short	-11.7%
Senior Floating Rate Interests	7.9%
Corporate Bonds	9.0%
Interest Rate Futures Contracts Purchased	17.7%
Collateralized Mortgage Obligations	35.0%
Asset-Backed Securities	50.4%
Centrally Cleared Interest Rate Swap Agreements Pay	69.3%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GULDX-033126

Guggenheim Investments

Guggenheim Core Bond Fund

Class A | SIUSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Core Bond Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index
3/31/16	$9,600	$10,000
3/31/17	$10,116	$10,044
3/31/18	$10,535	$10,165
3/31/19	$10,794	$10,620
3/31/20	$11,461	$11,569
3/31/21	$12,269	$11,651
3/31/22	$11,756	$11,168
3/31/23	$11,005	$10,633
3/31/24	$11,278	$10,814
3/31/25	$11,923	$11,342
3/31/26	$12,456	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	0.78%	4.48%	0.30%	2.64%
Class A (with sales charge) ‡	-3.25%	0.30%	-0.51%	2.22%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Core Bond Fund | Class A | SIUSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,822,914,126
  Total Number of Portfolio Holdings1,131
  Portfolio Turnover Rate45%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SIUSX-033126

Guggenheim Investments

Guggenheim Core Bond Fund

Class C | SDICX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$75	1.50%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Core Bond Fund (Class C)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,462	$10,044
3/31/18	$10,817	$10,165
3/31/19	$11,002	$10,620
3/31/20	$11,598	$11,569
3/31/21	$12,322	$11,651
3/31/22	$11,722	$11,168
3/31/23	$10,892	$10,633
3/31/24	$11,086	$10,814
3/31/25	$11,636	$11,342
3/31/26	$12,061	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	0.41%	3.65%	-0.43%	1.89%
Class C (with CDSC) ‡	-0.58%	2.65%	-0.43%	1.89%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Core Bond Fund | Class C | SDICX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,822,914,126
  Total Number of Portfolio Holdings1,131
  Portfolio Turnover Rate45%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SDICX-033126

Guggenheim Investments

Guggenheim Core Bond Fund

Class P | SIUPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Core Bond Fund (Class P)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,539	$10,044
3/31/18	$10,980	$10,165
3/31/19	$11,250	$10,620
3/31/20	$11,943	$11,569
3/31/21	$12,779	$11,651
3/31/22	$12,251	$11,168
3/31/23	$11,467	$10,633
3/31/24	$11,750	$10,814
3/31/25	$12,421	$11,342
3/31/26	$12,969	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	0.78%	4.41%	0.30%	2.63%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Core Bond Fund | Class P | SIUPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,822,914,126
  Total Number of Portfolio Holdings1,131
  Portfolio Turnover Rate45%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SIUPX-033126

Guggenheim Investments

Guggenheim Core Bond Fund

Institutional Class | GIUSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Core Bond Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$2,000,000	$2,000,000
3/31/17	$2,113,208	$2,008,812
3/31/18	$2,208,211	$2,032,978
3/31/19	$2,269,078	$2,124,067
3/31/20	$2,416,413	$2,313,827
3/31/21	$2,593,295	$2,330,260
3/31/22	$2,493,162	$2,233,505
3/31/23	$2,339,980	$2,126,668
3/31/24	$2,406,449	$2,162,781
3/31/25	$2,551,553	$2,268,317
3/31/26	$2,671,947	$2,366,958

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	0.93%	4.72%	0.60%	2.94%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. The net impact of spread movements on performance was roughly neutral, as widening across corporate and structured credit sectors due to heightened geopolitical tensions was largely offset by tightening within the Fund’s Agency residential mortgage-backed securities (RMBS).

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Core Bond Fund | Institutional Class | GIUSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$2,822,914,126
  Total Number of Portfolio Holdings1,131
  Portfolio Turnover Rate45%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	25.6%
AA	41.2%
A	16.1%
BBB	15.3%
BB	0.9%
CCC	0.0%
C	0.0%
NRFootnote Referencea	0.3%
Other Investments	0.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	5.8%
Uniform MBS 30 Year 3.00% due 05/01/56	3.3%
Fannie Mae 5.50% due 11/01/55	3.1%
U.S. Treasury Bonds 1.75% due 08/15/41	2.8%
Ginnie Mae 5.00% due 06/20/56	2.5%
U.S. Treasury Notes 3.63% due 03/31/28	2.3%
U.S. Treasury Notes 4.00% due 07/31/32	2.3%
U.S. Treasury Notes 4.63% due 04/30/31	2.2%
Uniform MBS 30 Year 2.50% due 05/01/56	2.1%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.9%
Total	28.3%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.3%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-1.2%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	11.4%
Asset-Backed Securities	19.8%
Corporate Bonds	23.7%
U.S. Government Securities	25.2%
Collateralized Mortgage Obligations	39.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIUSX-033126

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund

Class A | GIFAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$50	1.00%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Floating Rate Strategies Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$9,700	$10,000	$10,000
3/31/17	$10,382	$10,044	$10,974
3/31/18	$10,746	$10,165	$11,483
3/31/19	$10,931	$10,620	$11,865
3/31/20	$9,793	$11,569	$10,737
3/31/21	$11,689	$11,651	$12,967
3/31/22	$11,999	$11,168	$13,384
3/31/23	$12,339	$10,633	$13,669
3/31/24	$13,727	$10,814	$15,364
3/31/25	$14,418	$11,342	$16,442
3/31/26	$14,853	$11,835	$17,229

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	0.30%	3.02%	4.91%	4.35%
Class A (with sales charge) ‡	-2.70%	-0.08%	4.27%	4.04%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	0.70%	4.82%	5.85%	5.59%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 3.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund | Class A | GIFAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$532,593,338
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate21%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIFAX-033126

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund

Class C | GIFCX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$87	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Floating Rate Strategies Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,626	$10,044	$10,974
3/31/18	$10,918	$10,165	$11,483
3/31/19	$11,024	$10,620	$11,865
3/31/20	$9,801	$11,569	$10,737
3/31/21	$11,613	$11,651	$12,967
3/31/22	$11,832	$11,168	$13,384
3/31/23	$12,078	$10,633	$13,669
3/31/24	$13,336	$10,814	$15,364
3/31/25	$13,904	$11,342	$16,442
3/31/26	$14,217	$11,835	$17,229

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.08%	2.26%	4.13%	3.58%
Class C (with CDSC) ‡	-1.05%	1.30%	4.13%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	0.70%	4.82%	5.85%	5.59%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund | Class C | GIFCX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$532,593,338
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate21%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIFCX-033126

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund

Class P | GIFPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$50	1.00%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Floating Rate Strategies Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,701	$10,044	$10,974
3/31/18	$11,076	$10,165	$11,483
3/31/19	$11,267	$10,620	$11,865
3/31/20	$10,094	$11,569	$10,737
3/31/21	$12,048	$11,651	$12,967
3/31/22	$12,367	$11,168	$13,384
3/31/23	$12,718	$10,633	$13,669
3/31/24	$14,147	$10,814	$15,364
3/31/25	$14,859	$11,342	$16,442
3/31/26	$15,307	$11,835	$17,229

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	0.30%	3.01%	4.91%	4.35%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	0.70%	4.82%	5.85%	5.59%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund | Class P | GIFPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$532,593,338
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate21%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIFPX-033126

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund

Institutional Class | GIFIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Floating Rate Strategies Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,145,366	$2,008,812	$2,194,832
3/31/18	$2,225,891	$2,032,978	$2,296,639
3/31/19	$2,269,702	$2,124,067	$2,373,062
3/31/20	$2,038,311	$2,313,827	$2,147,382
3/31/21	$2,438,403	$2,330,260	$2,593,386
3/31/22	$2,509,866	$2,233,505	$2,676,931
3/31/23	$2,586,237	$2,126,668	$2,733,753
3/31/24	$2,883,642	$2,162,781	$3,072,807
3/31/25	$3,035,977	$2,268,317	$3,288,419
3/31/26	$3,134,924	$2,366,958	$3,445,923

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	0.42%	3.26%	5.15%	4.60%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	0.70%	4.82%	5.85%	5.59%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund | Institutional Class | GIFIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$532,593,338
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate21%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIFIX-033126

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund

Class R6 | GIFSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Floating Rate Strategies Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	S&P UBS Leveraged Loan Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$9,983	$10,126	$9,987
3/31/20	$8,966	$11,030	$9,038
3/31/21	$10,725	$11,109	$10,915
3/31/22	$11,038	$10,648	$11,267
3/31/23	$11,391	$10,139	$11,508
3/31/24	$12,704	$10,311	$12,935
3/31/25	$13,374	$10,814	$13,844
3/31/26	$13,811	$11,284	$14,502

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (3/13/19)
Class R6	0.43%	3.26%	5.19%	4.69%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.73%
S&P UBS Leveraged Loan Index	0.70%	4.82%	5.85%	5.42%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Absolute returns for the reporting period were split between a positive coupon-driven quarter in Q4 2025 and a volatile Q1 2026 that saw negative total returns driven by the broad-based selloff of the software sector. The floating rate coupon helped buoy price volatility and contributed to positive absolute performance. The fund’s relative performance was primarily driven by the fund’s large underweight to the technology sector. Solid credit selection in bank loans broadly also contributed, especially in CCCs. The fund’s up in quality positioning was also positive, namely an overweight to BBs. Lingering idiosyncratic issues were the main detractors to performance, namely the mark down of restructured positions in the consumer sector.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Floating Rate Strategies Fund | Class R6 | GIFSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$532,593,338
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate21%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	3.8%
AA	0.4%
A	3.5%
BBB	9.6%
BB	34.4%
B	40.4%
CCC	5.1%
NRFootnote Referencea	2.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR Blackstone Senior Loan ETF	1.8%
Allwyn Entertainment Financing US LLC 5.67% (3 Month Term SOFR + 2.00%) due 06/02/31	1.1%
Virgin Media Bristol LLC 7.05% (6 Month Term SOFR + 3.18%) due 03/02/31	1.0%
Nexus Buyer LLC 7.17% (1 Month Term SOFR + 3.50%) due 07/31/31	0.9%
Flutter Financing BV 5.45% (3 Month Term SOFR + 1.75%, Rate Floor: 0.50%) due 11/30/30	0.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.63% due 01/15/29	0.9%
Dermatology Intermediate Holdings III, Inc. 7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 0.50%) due 03/30/29	0.9%
Boxer Parent Co., Inc. 6.67% (3 Month Term SOFR + 3.00%) due 07/30/31	0.9%
Jane Street Group LLC 5.67% (3 Month Term SOFR + 2.00%) due 12/15/31	0.9%
Six Flags Entertainment Corp. 5.67% (1 Month Term SOFR + 2.00%) due 05/01/31	0.8%
Total	10.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	5.1%
Asset-Backed Securities	5.3%
Corporate Bonds	6.6%
Senior Floating Rate Interests	79.2%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIFSX-033126

Guggenheim Investments

Guggenheim High Yield Fund

Class A | SIHAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$45	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$11,239	$10,044	$11,639
3/31/18	$11,624	$10,165	$12,079
3/31/19	$11,963	$10,620	$12,796
3/31/20	$10,954	$11,569	$11,908
3/31/21	$13,412	$11,651	$14,732
3/31/22	$13,492	$11,168	$14,635
3/31/23	$13,137	$10,633	$14,146
3/31/24	$14,519	$10,814	$15,723
3/31/25	$15,463	$11,342	$16,933
3/31/26	$16,237	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	0.04%	5.01%	3.90%	5.39%
Class A (with sales charge) ‡	-4.00%	0.81%	3.05%	4.97%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	0.81%	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim High Yield Fund | Class A | SIHAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$164,476,925
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SIHAX-033126

Guggenheim Investments

Guggenheim High Yield Fund

Class C | SIHSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$83	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,618	$10,044	$11,639
3/31/18	$11,940	$10,165	$12,079
3/31/19	$12,189	$10,620	$12,796
3/31/20	$11,080	$11,569	$11,908
3/31/21	$13,453	$11,651	$14,732
3/31/22	$13,423	$11,168	$14,635
3/31/23	$12,968	$10,633	$14,146
3/31/24	$14,220	$10,814	$15,723
3/31/25	$15,033	$11,342	$16,933
3/31/26	$15,671	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.41%	4.25%	3.10%	4.59%
Class C (with CDSC) ‡	-1.38%	3.26%	3.10%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	0.81%	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim High Yield Fund | Class C | SIHSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$164,476,925
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SIHSX-033126

Guggenheim Investments

Guggenheim High Yield Fund

Class P | SIHPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$45	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,726	$10,044	$11,639
3/31/18	$12,129	$10,165	$12,079
3/31/19	$12,466	$10,620	$12,796
3/31/20	$11,427	$11,569	$11,908
3/31/21	$13,966	$11,651	$14,732
3/31/22	$14,032	$11,168	$14,635
3/31/23	$13,665	$10,633	$14,146
3/31/24	$15,104	$10,814	$15,723
3/31/25	$16,087	$11,342	$16,933
3/31/26	$16,879	$11,835	$18,119

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	-0.05%	4.92%	3.86%	5.37%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	0.81%	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim High Yield Fund | Class P | SIHPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$164,476,925
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SIHPX-033126

Guggenheim Investments

Guggenheim High Yield Fund

Institutional Class | SHYIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	High Yield Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,351,022	$2,008,812	$2,327,771
3/31/18	$2,439,735	$2,032,978	$2,415,780
3/31/19	$2,514,341	$2,124,067	$2,559,109
3/31/20	$2,311,180	$2,313,827	$2,381,603
3/31/21	$2,832,366	$2,330,260	$2,946,461
3/31/22	$2,855,572	$2,233,505	$2,927,042
3/31/23	$2,786,513	$2,126,668	$2,829,136
3/31/24	$3,089,743	$2,162,781	$3,144,648
3/31/25	$3,298,049	$2,268,317	$3,386,508
3/31/26	$3,469,317	$2,366,958	$3,623,895

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	0.09%	5.19%	4.14%	5.66%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	0.81%	7.01%	4.23%	6.12%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim High Yield Fund | Institutional Class | SHYIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$164,476,925
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SHYIX-033126

Guggenheim Investments

Guggenheim High Yield Fund

Class R6 | SHYSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	High Yield Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
5/15/17	$10,000	$10,000	$10,000
3/31/18	$10,236	$10,045	$10,224
3/31/19	$10,562	$10,495	$10,830
3/31/20	$9,717	$11,432	$10,079
3/31/21	$11,927	$11,513	$12,469
3/31/22	$12,038	$11,036	$12,387
3/31/23	$11,756	$10,508	$11,972
3/31/24	$13,035	$10,687	$13,307
3/31/25	$13,919	$11,208	$14,330
3/31/26	$14,646	$11,695	$15,337

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (5/15/17)
Class R6	0.06%	5.23%	4.19%	4.39%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.78%
Bloomberg U.S. Corporate High Yield Index	0.81%	7.01%	4.23%	4.94%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The primary contributor to fund performance was strong credit selection in the capital goods sector, as the fund avoided weaker credits in the benchmark. The bank loan allocation, while providing portfolio diversification and seniority benefits, was a detractor on a relative basis as loans slightly underperformed bonds. In addition, the underweight to energy was a drag as it was the top performing sector amid higher oil prices and the conflict in the Middle East.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim High Yield Fund | Class R6 | SHYSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$164,476,925
  Total Number of Portfolio Holdings323
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
BBB	6.2%
BB	53.3%
B	30.4%
CCC	6.5%
NRFootnote Referencea	1.4%
Other Investments	2.2%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
CPI CG, Inc. 10.00% due 07/15/29	1.0%
ITT Holdings LLC 6.50% due 08/01/29	0.9%
Wolverine World Wide, Inc. 4.00% due 08/15/29	0.8%
Trinity Industries, Inc. 7.75% due 07/15/28	0.8%
PetSmart LLC / PetSmart Finance Corp. 7.50% due 09/15/32	0.8%
Enviri Corp. 5.75% due 07/31/27	0.8%
Nassau Companies of New York 7.88% due 07/15/30	0.8%
TransMontaigne Partners LLC 8.50% due 06/15/30	0.8%
Ardonagh Finco Ltd. 7.75% due 02/15/31	0.8%
New Enterprise Stone & Lime Company, Inc. 9.75% due 07/15/28	0.7%
Total	8.2%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.5%
Senior Floating Rate Interests	5.7%
Corporate Bonds	87.5%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-SHYSX-033126

Guggenheim Investments

Guggenheim Limited Duration Fund

Class A | GILDX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$36	0.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Limited Duration Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$9,775	$10,000	$10,000
3/31/17	$10,251	$10,044	$10,074
3/31/18	$10,474	$10,165	$10,099
3/31/19	$10,658	$10,620	$10,407
3/31/20	$10,775	$11,569	$10,889
3/31/21	$11,463	$11,651	$11,018
3/31/22	$11,247	$11,168	$10,698
3/31/23	$11,249	$10,633	$10,723
3/31/24	$11,905	$10,814	$11,105
3/31/25	$12,639	$11,342	$11,728
3/31/26	$13,199	$11,835	$12,201

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	1.59%	4.42%	2.86%	3.05%
Class A (with sales charge) ‡	-0.71%	2.06%	2.39%	2.81%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.51%	4.03%	2.06%	2.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 2.25%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Limited Duration Fund | Class A | GILDX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,769,853,184
  Total Number of Portfolio Holdings919
  Portfolio Turnover Rate23%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GILDX-033126

Guggenheim Investments

Guggenheim Limited Duration Fund

Class C | GILFX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$73	1.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Limited Duration Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,411	$10,044	$10,074
3/31/18	$10,562	$10,165	$10,099
3/31/19	$10,664	$10,620	$10,407
3/31/20	$10,705	$11,569	$10,889
3/31/21	$11,299	$11,651	$11,018
3/31/22	$11,008	$11,168	$10,698
3/31/23	$10,923	$10,633	$10,723
3/31/24	$11,474	$10,814	$11,105
3/31/25	$12,092	$11,342	$11,728
3/31/26	$12,534	$11,835	$12,201

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	1.21%	3.65%	2.09%	2.28%
Class C (with CDSC) ‡	0.21%	2.65%	2.09%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.51%	4.03%	2.06%	2.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Limited Duration Fund | Class C | GILFX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,769,853,184
  Total Number of Portfolio Holdings919
  Portfolio Turnover Rate23%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GILFX-033126

Guggenheim Investments

Guggenheim Limited Duration Fund

Class P | GILPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$36	0.71%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Limited Duration Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,487	$10,044	$10,074
3/31/18	$10,715	$10,165	$10,099
3/31/19	$10,903	$10,620	$10,407
3/31/20	$11,023	$11,569	$10,889
3/31/21	$11,726	$11,651	$11,018
3/31/22	$11,506	$11,168	$10,698
3/31/23	$11,508	$10,633	$10,723
3/31/24	$12,179	$10,814	$11,105
3/31/25	$12,925	$11,342	$11,728
3/31/26	$13,492	$11,835	$12,201

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	1.54%	4.39%	2.84%	3.04%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.51%	4.03%	2.06%	2.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Limited Duration Fund | Class P | GILPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,769,853,184
  Total Number of Portfolio Holdings919
  Portfolio Turnover Rate23%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GILPX-033126

Guggenheim Investments

Guggenheim Limited Duration Fund

Institutional Class | GILHX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Limited Duration Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,102,994	$2,008,812	$2,014,822
3/31/18	$2,155,056	$2,032,978	$2,019,841
3/31/19	$2,197,491	$2,124,067	$2,081,481
3/31/20	$2,228,004	$2,313,827	$2,177,783
3/31/21	$2,375,161	$2,330,260	$2,203,662
3/31/22	$2,337,285	$2,233,505	$2,139,513
3/31/23	$2,342,433	$2,126,668	$2,144,689
3/31/24	$2,486,296	$2,162,781	$2,220,994
3/31/25	$2,645,292	$2,268,317	$2,345,606
3/31/26	$2,769,302	$2,366,958	$2,440,184

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	1.71%	4.69%	3.12%	3.31%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.51%	4.03%	2.06%	2.01%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Limited Duration Fund | Institutional Class | GILHX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,769,853,184
  Total Number of Portfolio Holdings919
  Portfolio Turnover Rate23%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GILHX-033126

Guggenheim Investments

Guggenheim Limited Duration Fund

Class R6 | GIKRX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$21	0.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Limited Duration Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$10,019	$10,126	$10,044
3/31/20	$10,157	$11,030	$10,509
3/31/21	$10,833	$11,109	$10,634
3/31/22	$10,656	$10,648	$10,325
3/31/23	$10,684	$10,139	$10,349
3/31/24	$11,345	$10,311	$10,718
3/31/25	$12,077	$10,814	$11,319
3/31/26	$12,650	$11,284	$11,774

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (3/13/19)
Class R6	1.74%	4.74%	3.15%	3.39%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.73%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.51%	4.03%	2.06%	2.34%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed income-sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities (RMBS) sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Limited Duration Fund | Class R6 | GIKRX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$5,769,853,184
  Total Number of Portfolio Holdings919
  Portfolio Turnover Rate23%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	26.3%
AA	27.8%
A	17.3%
BBB	15.3%
BB	5.1%
B	0.9%
CCC	0.4%
CC	0.1%
NRFootnote Referencea	4.7%
Other Investments	2.1%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 15 Year 4.50% due 05/01/41	7.5%
Uniform MBS 15 Year 4.50% due 06/01/41	2.4%
Uniform MBS 30 Year 5.00% due 06/01/56	1.0%
Uniform MBS 30 Year 5.50% due 06/01/56	0.8%
Freddie Mac 5.50% due 02/01/56	0.8%
Freddie Mac 5.00% due 07/25/55	0.8%
Freddie Mac 5.00% due 06/01/55	0.8%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	16.1%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.4%
Centrally Cleared Interest Rate Swap Agreements Receive	-12.0%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	7.6%
Corporate Bonds	28.2%
Asset-Backed Securities	28.2%
Centrally Cleared Interest Rate Swap Agreements Pay	40.1%
Collateralized Mortgage Obligations	44.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIKRX-033126

Guggenheim Investments

Guggenheim Macro Opportunities Fund

Class A | GIOAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$64	1.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Macro Opportunities Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$10,756	$10,044	$10,036
3/31/18	$11,107	$10,165	$10,147
3/31/19	$11,154	$10,620	$10,362
3/31/20	$10,613	$11,569	$10,596
3/31/21	$12,574	$11,651	$10,609
3/31/22	$12,393	$11,168	$10,615
3/31/23	$12,026	$10,633	$10,881
3/31/24	$12,982	$10,814	$11,451
3/31/25	$13,906	$11,342	$12,021
3/31/26	$14,624	$11,835	$12,502

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	0.87%	5.16%	3.07%	4.30%
Class A (with sales charge) ‡	-3.16%	0.94%	2.23%	3.87%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	1.83%	4.00%	3.34%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Macro Opportunities Fund | Class A | GIOAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,272,822,004
  Total Number of Portfolio Holdings1,284
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIOAX-033126

Guggenheim Investments

Guggenheim Macro Opportunities Fund

Class C | GIOCX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$101	2.02%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Macro Opportunities Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,126	$10,044	$10,036
3/31/18	$11,400	$10,165	$10,147
3/31/19	$11,368	$10,620	$10,362
3/31/20	$10,735	$11,569	$10,596
3/31/21	$12,621	$11,651	$10,609
3/31/22	$12,347	$11,168	$10,615
3/31/23	$11,892	$10,633	$10,881
3/31/24	$12,743	$10,814	$11,451
3/31/25	$13,559	$11,342	$12,021
3/31/26	$14,148	$11,835	$12,502

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	0.50%	4.35%	2.31%	3.53%
Class C (with CDSC) ‡	-0.48%	3.35%	2.31%	3.53%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	1.83%	4.00%	3.34%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Macro Opportunities Fund | Class C | GIOCX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,272,822,004
  Total Number of Portfolio Holdings1,284
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIOCX-033126

Guggenheim Investments

Guggenheim Macro Opportunities Fund

Class P | GIOPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$66	1.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Macro Opportunities Fund (Class P)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,219	$10,044	$10,036
3/31/18	$11,584	$10,165	$10,147
3/31/19	$11,633	$10,620	$10,362
3/31/20	$11,069	$11,569	$10,596
3/31/21	$13,112	$11,651	$10,609
3/31/22	$12,923	$11,168	$10,615
3/31/23	$12,541	$10,633	$10,881
3/31/24	$13,536	$10,814	$11,451
3/31/25	$14,488	$11,342	$12,021
3/31/26	$15,226	$11,835	$12,502

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	0.82%	5.10%	3.03%	4.29%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	1.83%	4.00%	3.34%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Macro Opportunities Fund | Class P | GIOPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,272,822,004
  Total Number of Portfolio Holdings1,284
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIOPX-033126

Guggenheim Investments

Guggenheim Macro Opportunities Fund

Institutional Class | GIOIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$46	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Macro Opportunities Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,249,945	$2,008,812	$2,007,125
3/31/18	$2,332,085	$2,032,978	$2,029,397
3/31/19	$2,351,464	$2,124,067	$2,072,494
3/31/20	$2,246,643	$2,313,827	$2,119,211
3/31/21	$2,671,632	$2,330,260	$2,121,702
3/31/22	$2,644,013	$2,233,505	$2,123,034
3/31/23	$2,575,258	$2,126,668	$2,176,210
3/31/24	$2,790,587	$2,162,781	$2,290,295
3/31/25	$2,999,776	$2,268,317	$2,404,176
3/31/26	$3,164,698	$2,366,958	$2,500,304

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	1.05%	5.50%	3.44%	4.70%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	1.83%	4.00%	3.34%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Macro Opportunities Fund | Institutional Class | GIOIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,272,822,004
  Total Number of Portfolio Holdings1,284
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIOIX-033126

Guggenheim Investments

Guggenheim Macro Opportunities Fund

Class R6 | GIOSX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$46	0.91%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Macro Opportunities Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
3/13/19	$10,000	$10,000	$10,000
3/31/19	$10,005	$10,126	$10,013
3/31/20	$9,556	$11,030	$10,238
3/31/21	$11,367	$11,109	$10,251
3/31/22	$11,249	$10,648	$10,257
3/31/23	$10,961	$10,139	$10,514
3/31/24	$11,878	$10,311	$11,065
3/31/25	$12,769	$10,814	$11,615
3/31/26	$13,471	$11,284	$12,080

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (3/13/19)
Class R6	1.05%	5.50%	3.45%	4.32%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	1.83%	4.00%	3.34%	2.72%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income). Spread widening in below investment-grade corporate credit and collateralized loan obligations (CLOs), driven by heightened geopolitical tensions, was the largest detractor from performance. Additionally, duration detracted as rates rose over the period.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Macro Opportunities Fund | Class R6 | GIOSX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$9,272,822,004
  Total Number of Portfolio Holdings1,284
  Portfolio Turnover Rate26%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	2.9%
AA	18.8%
A	15.3%
BBB	15.4%
BB	15.0%
B	20.8%
CCC	2.7%
CC	0.3%
NRFootnote Referencea	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	11.5%
Uniform MBS 30 Year 5.50% due 06/01/56	2.5%
Guggenheim Limited Duration Fund — Class R6	1.5%
Uniform MBS 30 Year 3.00% due 05/01/56	1.3%
Australia Government Bond 4.25% due 03/21/36	1.2%
Freddie Mac 5.50% due 02/01/56	0.8%
Fannie Mae 5.50% due 05/01/55	0.7%
NLT Trust 2025-NQM1, 7.46% (WAC) due 10/25/70	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
NLT Trust 2026-NQM1, 5.40% (WAC) due 02/25/71	0.5%
Total	21.3%

Consolidated Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.9%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-6.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Pay	3.8%
Interest Rate Futures Contracts Purchased	10.1%
Asset-Backed Securities	23.0%
Senior Floating Rate Interests	25.3%
Collateralized Mortgage Obligations	28.5%
Corporate Bonds	28.7%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Consolidated Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIOSX-033126

Guggenheim Investments

Guggenheim Municipal Income Fund

Class A | GIJAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Municipal Income Fund (Class A)‡	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$9,600	$10,000	$10,000
3/31/17	$9,546	$10,015	$10,039
3/31/18	$9,868	$10,282	$10,508
3/31/19	$10,338	$10,835	$11,124
3/31/20	$10,683	$11,252	$11,670
3/31/21	$11,320	$11,872	$12,489
3/31/22	$10,462	$11,342	$11,827
3/31/23	$10,225	$11,371	$11,396
3/31/24	$10,416	$11,726	$11,863
3/31/25	$10,630	$11,869	$11,942
3/31/26	$11,187	$12,379	$12,328

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	1.87%	5.24%	-0.24%	1.54%
Class A (with sales charge) ‡	-2.22%	1.01%	-1.05%	1.13%
Bloomberg Municipal Bond Index	1.38%	4.29%	0.84%	2.16%
Bloomberg Municipal Long Bond Index	1.31%	3.31%	-0.25%	2.11%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Municipal Bond Index and Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Municipal Income Fund | Class A | GIJAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$40,236,350
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate14%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIJAX-033126

Guggenheim Investments

Guggenheim Municipal Income Fund

Class C | GIJCX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$76	1.51%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Municipal Income Fund (Class C)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,868	$10,015	$10,039
3/31/18	$10,125	$10,282	$10,508
3/31/19	$10,529	$10,835	$11,124
3/31/20	$10,800	$11,252	$11,670
3/31/21	$11,360	$11,872	$12,489
3/31/22	$10,420	$11,342	$11,827
3/31/23	$10,107	$11,371	$11,396
3/31/24	$10,219	$11,726	$11,863
3/31/25	$10,350	$11,869	$11,942
3/31/26	$10,811	$12,379	$12,328

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	1.41%	4.45%	-0.99%	0.78%
Class C (with CDSC) ‡	0.41%	3.45%	-0.99%	0.78%
Bloomberg Municipal Bond Index	1.38%	4.29%	0.84%	2.16%
Bloomberg Municipal Long Bond Index	1.31%	3.31%	-0.25%	2.11%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Municipal Bond Index and Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Municipal Income Fund | Class C | GIJCX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$40,236,350
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate14%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIJCX-033126

Guggenheim Investments

Guggenheim Municipal Income Fund

Class P | GIJPX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.76%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Municipal Income Fund (Class P)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,943	$10,015	$10,039
3/31/18	$10,283	$10,282	$10,508
3/31/19	$10,772	$10,835	$11,124
3/31/20	$11,123	$11,252	$11,670
3/31/21	$11,795	$11,872	$12,489
3/31/22	$10,892	$11,342	$11,827
3/31/23	$10,645	$11,371	$11,396
3/31/24	$10,854	$11,726	$11,863
3/31/25	$11,067	$11,869	$11,942
3/31/26	$11,655	$12,379	$12,328

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	1.87%	5.32%	-0.24%	1.54%
Bloomberg Municipal Bond Index	1.38%	4.29%	0.84%	2.16%
Bloomberg Municipal Long Bond Index	1.31%	3.31%	-0.25%	2.11%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Municipal Bond Index and Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Municipal Income Fund | Class P | GIJPX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$40,236,350
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate14%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIJPX-033126

Guggenheim Investments

Guggenheim Municipal Income Fund

Institutional Class | GIJIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$26	0.51%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Municipal Income Fund (Institutional Class)	Bloomberg Municipal Bond Index	Bloomberg Municipal Long Bond Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$1,993,555	$2,003,081	$2,007,782
3/31/18	$2,065,881	$2,056,336	$2,101,653
3/31/19	$2,169,696	$2,167,066	$2,224,842
3/31/20	$2,247,805	$2,250,474	$2,334,005
3/31/21	$2,387,702	$2,374,438	$2,497,926
3/31/22	$2,212,322	$2,268,321	$2,365,459
3/31/23	$2,167,674	$2,274,180	$2,279,301
3/31/24	$2,213,841	$2,345,281	$2,372,601
3/31/25	$2,265,266	$2,373,886	$2,388,505
3/31/26	$2,389,796	$2,475,782	$2,465,642

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	1.91%	5.50%	0.02%	1.80%
Bloomberg Municipal Bond Index	1.38%	4.29%	0.84%	2.16%
Bloomberg Municipal Long Bond Index	1.31%	3.31%	-0.25%	2.11%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

The fund’s performance was driven by duration positioning and spread compression. Incremental exposure to the long end of the curve has been additive as tax exempts bull flattened throughout the end of 2025. School districts and housing bonds contributed to performance, while transportation and city obligations detracted. At the state level, California contributed to returns while New York detracted.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg Municipal Bond Index and Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Municipal Income Fund | Institutional Class | GIJIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$40,236,350
  Total Number of Portfolio Holdings110
  Portfolio Turnover Rate14%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	18.8%
AA	57.3%
A	14.2%
BBB	6.3%
BB	1.2%
NRFootnote Referencea	0.9%
Other Investments	1.3%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
State of Georgia General Obligation Unlimited 5.00% due 01/01/31	2.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 5.25% due 07/01/48	2.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds 5.25% due 12/01/55	2.6%
Nebraska Investment Finance Authority Revenue Bonds 4.95% due 09/01/38	2.6%
Arizona Industrial Development Authority Revenue Bonds 5.50% due 11/01/56	2.6%
Michigan Technological University Revenue Bonds 5.25% due 10/01/53	2.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 2.25% due 07/01/45	2.5%
Albany Hospital Facility Authority Revenue Bonds 5.38% due 05/15/54	2.5%
Westchester County Local Development Corp. Revenue Bonds 5.75% due 11/01/53	2.0%
Newport Mesa Unified School District General Obligation Unlimited due 08/01/39	1.9%
Total	24.6%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	54.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-11.2%
Tennessee	4.3%
New York	4.5%
Pennsylvania	5.3%
Oregon	6.2%
Michigan	6.5%
Texas	7.7%
California	9.2%
Centrally Cleared Interest Rate Swap Agreements Pay	14.0%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIJIX-033126

Guggenheim Investments

Guggenheim Total Return Bond Fund

Class A | GIBAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Total Return Bond Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index
3/31/16	$9,600	$10,000
3/31/17	$10,183	$10,044
3/31/18	$10,590	$10,165
3/31/19	$10,835	$10,620
3/31/20	$11,498	$11,569
3/31/21	$12,350	$11,651
3/31/22	$11,938	$11,168
3/31/23	$11,169	$10,633
3/31/24	$11,508	$10,814
3/31/25	$12,189	$11,342
3/31/26	$12,770	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class A (without sales charge)	0.82%	4.77%	0.67%	2.90%
Class A (with sales charge) ‡	-3.23%	0.58%	-0.15%	2.48%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns are calculated using the maximum sales charge of 4.00%.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Total Return Bond Fund | Class A | GIBAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$31,488,134,525
  Total Number of Portfolio Holdings2,044
  Portfolio Turnover Rate25%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIBAX-033126

Guggenheim Investments

Guggenheim Total Return Bond Fund

Class C | GIBCX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class C	$75	1.50%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Total Return Bond Fund (Class C)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,530	$10,044
3/31/18	$10,869	$10,165
3/31/19	$11,037	$10,620
3/31/20	$11,625	$11,569
3/31/21	$12,394	$11,651
3/31/22	$11,891	$11,168
3/31/23	$11,042	$10,633
3/31/24	$11,292	$10,814
3/31/25	$11,871	$11,342
3/31/26	$12,339	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class C (without CDSC)	0.40%	3.94%	-0.09%	2.12%
Class C (with CDSC) ‡	-0.59%	2.94%	-0.09%	2.12%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Total Return Bond Fund | Class C | GIBCX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$31,488,134,525
  Total Number of Portfolio Holdings2,044
  Portfolio Turnover Rate25%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIBCX-033126

Guggenheim Investments

Guggenheim Total Return Bond Fund

Class P | GIBLX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class P	$38	0.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Total Return Bond Fund (Class P)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$10,000	$10,000
3/31/17	$10,615	$10,044
3/31/18	$11,038	$10,165
3/31/19	$11,293	$10,620
3/31/20	$11,984	$11,569
3/31/21	$12,873	$11,651
3/31/22	$12,443	$11,168
3/31/23	$11,642	$10,633
3/31/24	$11,996	$10,814
3/31/25	$12,706	$11,342
3/31/26	$13,306	$11,835

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Class P	0.78%	4.72%	0.66%	2.90%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Total Return Bond Fund | Class P | GIBLX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$31,488,134,525
  Total Number of Portfolio Holdings2,044
  Portfolio Turnover Rate25%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIBLX-033126

Guggenheim Investments

Guggenheim Total Return Bond Fund

Institutional Class | GIBIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$23	0.46%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Total Return Bond Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index
3/31/16	$2,000,000	$2,000,000
3/31/17	$2,129,041	$2,008,812
3/31/18	$2,221,392	$2,032,978
3/31/19	$2,279,123	$2,124,067
3/31/20	$2,426,384	$2,313,827
3/31/21	$2,612,642	$2,330,260
3/31/22	$2,532,798	$2,233,505
3/31/23	$2,376,608	$2,126,668
3/31/24	$2,455,879	$2,162,781
3/31/25	$2,608,468	$2,268,317
3/31/26	$2,740,503	$2,366,958

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	0.96%	5.07%	0.96%	3.20%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Total Return Bond Fund | Institutional Class | GIBIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$31,488,134,525
  Total Number of Portfolio Holdings2,044
  Portfolio Turnover Rate25%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIBIX-033126

Guggenheim Investments

Guggenheim Total Return Bond Fund

Class R6 | GIBRX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class R6	$21	0.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Total Return Bond Fund (Class R6)	Bloomberg U.S. Aggregate Bond Index
10/19/16	$10,000	$10,000
3/31/17	$10,062	$9,820
3/31/18	$10,501	$9,938
3/31/19	$10,774	$10,383
3/31/20	$11,465	$11,310
3/31/21	$12,349	$11,391
3/31/22	$11,973	$10,918
3/31/23	$11,232	$10,396
3/31/24	$11,612	$10,573
3/31/25	$12,344	$11,089
3/31/26	$12,970	$11,571

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (10/19/16)
Class R6	0.96%	5.07%	0.99%	2.79%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.56%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration was the largest detractor from performance as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted modestly from performance. The effect was felt broadly across credit-sensitive holdings, though spread tightening within Agency and non-Agency residential mortgage-backed securities sectors helped mitigate the overall impact of spread widening.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Total Return Bond Fund | Class R6 | GIBRX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$31,488,134,525
  Total Number of Portfolio Holdings2,044
  Portfolio Turnover Rate25%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	19.1%
AA	36.4%
A	15.9%
BBB	15.2%
BB	4.5%
B	2.3%
CCC	0.9%
CC	0.1%
C	0.1%
NRFootnote Referencea	3.9%
Other Investments	1.6%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Uniform MBS 30 Year 5.00% due 06/01/56	7.3%
Uniform MBS 30 Year 3.00% due 05/01/56	3.6%
Uniform MBS 30 Year 2.50% due 05/01/56	2.6%
Ginnie Mae 5.00% due 06/20/56	2.6%
U.S. Treasury Notes 4.00% due 11/15/35	1.7%
U.S. Treasury Inflation Indexed Bonds 1.88% due 07/15/35	1.7%
Uniform MBS 30 Year 5.50% due 06/01/56	1.6%
U.S. Treasury Bonds 4.38% due 11/15/39	1.5%
U.S. Treasury Bonds due 05/15/51	1.4%
U.S. Treasury Bonds 1.88% due 02/15/41	1.4%
Total	25.4%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.6%
Interest Rate Futures Contracts Sold Short	-5.0%
Centrally Cleared Interest Rate Swap Agreements Receive	-0.5%
Senior Floating Rate Interests	5.1%
Interest Rate Futures Contracts Purchased	10.0%
Centrally Cleared Interest Rate Swap Agreements Pay	12.6%
U.S. Government Securities	15.3%
Asset-Backed Securities	22.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	42.9%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIBRX-033126

Guggenheim Investments

Guggenheim Ultra Short Duration Fund

Class A | GIYAX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Class A	$29	0.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Ultra Short Duration Fund (Class A)	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
11/30/18	$10,000	$10,000	$10,000
3/31/19	$10,062	$10,483	$10,078
3/31/20	$10,086	$11,419	$10,288
3/31/21	$10,375	$11,500	$10,297
3/31/22	$10,256	$11,023	$10,302
3/31/23	$10,479	$10,496	$10,570
3/31/24	$11,263	$10,674	$11,139
3/31/25	$11,954	$11,195	$11,699
3/31/26	$12,472	$11,682	$12,182

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Since Inception (11/30/18)
Class A	1.90%	4.33%	3.75%	3.06%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	2.14%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.90%	4.13%	3.42%	2.73%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration detracted modestly as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Ultra Short Duration Fund | Class A | GIYAX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$565,821,037
  Total Number of Portfolio Holdings381
  Portfolio Turnover Rate16%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	41.5%
AA	19.0%
A	11.9%
BBB	11.8%
BB	3.0%
B	0.5%
NRFootnote Referencea	3.5%
Other Investments	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR S&P 500 ETF Trust	4.6%
iShares Core S&P 500 ETF	4.4%
Freddie Mac 5.00% due 12/25/51	2.0%
BCC Middle Market CLO LLC 2019-1A A1RR, 5.12% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36	1.9%
Eldridge CLO Ltd. 2025-1A A1, 5.25% (3 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 10/20/38	1.0%
Cerberus Loan Funding 51 LLC 2025-2A A, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37	1.0%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.0%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.9%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	0.9%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	0.8%
Total	18.5%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.6%
Centrally Cleared Interest Rate Swap Agreements Receive	-15.8%
OTC Equity Index Swap Agreements Sold Short	-9.0%
Interest Rate Futures Contracts Sold Short	-5.1%
Collateralized Mortgage Obligations	-%
Interest Rate Futures Contracts Purchased	5.1%
Exchange-Traded Funds	9.0%
Corporate Bonds	19.1%
Asset-Backed Securities	25.1%
Collateralized Mortgage Obligations	31.3%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIYAX-033126

Guggenheim Investments

Guggenheim Ultra Short Duration Fund

Institutional Class | GIYIX

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Institutional Class	$17	0.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $2 million initial investment.

Table Summary
	Ultra Short Duration Fund (Institutional Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$2,000,000	$2,000,000	$2,000,000
3/31/17	$2,045,884	$2,008,812	$2,006,031
3/31/18	$2,082,598	$2,032,978	$2,027,034
3/31/19	$2,129,712	$2,124,067	$2,069,353
3/31/20	$2,138,487	$2,313,827	$2,112,399
3/31/21	$2,205,334	$2,330,260	$2,114,375
3/31/22	$2,187,758	$2,233,505	$2,115,519
3/31/23	$2,240,969	$2,126,668	$2,170,522
3/31/24	$2,414,573	$2,162,781	$2,287,185
3/31/25	$2,568,588	$2,268,317	$2,402,184
3/31/26	$2,687,781	$2,366,958	$2,501,274

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Institutional Class	1.97%	4.64%	4.04%	3.00%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.90%	4.13%	3.42%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance over the period was driven by carry (or earned income), attributable to the fund's allocations to high-grade securitized credit sectors. Duration detracted modestly as rates rose over the period. Additionally, spread widening across fixed-income sectors, prompted by heightened geopolitical tensions, detracted from performance. The effect was felt broadly across credit-sensitive holdings.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Ultra Short Duration Fund | Institutional Class | GIYIX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$565,821,037
  Total Number of Portfolio Holdings381
  Portfolio Turnover Rate16%

What did the Fund invest in?

Portfolio Composition by Quality RatingFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
AAA	41.5%
AA	19.0%
A	11.9%
BBB	11.8%
BB	3.0%
B	0.5%
NRFootnote Referencea	3.5%
Other Investments	8.8%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SPDR S&P 500 ETF Trust	4.6%
iShares Core S&P 500 ETF	4.4%
Freddie Mac 5.00% due 12/25/51	2.0%
BCC Middle Market CLO LLC 2019-1A A1RR, 5.12% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 07/15/36	1.9%
Eldridge CLO Ltd. 2025-1A A1, 5.25% (3 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 10/20/38	1.0%
Cerberus Loan Funding 51 LLC 2025-2A A, 5.19% (3 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 10/15/37	1.0%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.0%
Golub Capital Partners CLO 54M, LP 2021-54A A1R, 5.13% (3 Month Term SOFR + 1.47%, Rate Floor: 1.47%) due 08/05/37	0.9%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	0.9%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	0.8%
Total	18.5%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.6%
Centrally Cleared Interest Rate Swap Agreements Receive	-15.8%
OTC Equity Index Swap Agreements Sold Short	-9.0%
Interest Rate Futures Contracts Sold Short	-5.1%
Collateralized Mortgage Obligations	-%
Interest Rate Futures Contracts Purchased	5.1%
Exchange-Traded Funds	9.0%
Corporate Bonds	19.1%
Asset-Backed Securities	25.1%
Collateralized Mortgage Obligations	31.3%
Footnote	Description
Footnote[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.
Footnote[3]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[a]	NR (not rated) securities do not necessarily indicate low credit quality.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GIYIX-033126

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not required at this time.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements and Financial Highlights are attached herewith.

3.31.2026
Guggenheim Funds Semi-Annual Financial Report
GuggenheimInvestments.com
Guggenheim Funds Trust
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
Guggenheim Core Bond Fund
Guggenheim Floating Rate Strategies Fund
Guggenheim High Yield Fund
Guggenheim Limited Duration Fund
Guggenheim Macro Opportunities Fund
Guggenheim Municipal Income Fund
Guggenheim Total Return Bond Fund
Guggenheim Ultra Short Duration Fund

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1
ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
INVESTMENT COMPANIES .................................................................................................................................................... 365
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES ....................................... 366
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT COMPANIES .................................................................................................................................................... 367
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT ........................ 368

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
PREFERRED STOCKS - 2 .3%
FINANCIAL - 2 .0%
Wells Fargo & Co.
6.13% 1,250,000 $ 1,254,704
Citigroup, Inc.
6.63% 530,000 530,398
6.88% 400,000 402,823
6.25% 4,400 108,460
6.75% 100,000 99,955
Corebridge Financial, Inc.
6.88% 700,000 713,284
State Street Corp.
6.45% 50,000 50,730
American National Group, Inc.
7.38% 1,000 23,600
Total Financial 3,183,954
ENERGY - 0 .3%
Venture Global LNG, Inc.
9.00%
a
370,000 368,537
UTILITIES - 0 .0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 06/01/85 225 5,582
Total Preferred Stocks
(Cost $3,520,922) 3,558,073
MONEY MARKET FUNDS
b
- 0 .3%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
c
496,206 496,206
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
c
9,126 9,126
Total Money Market Funds
(Cost $505,332) 505,332
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 46 .3%
COLLATERALIZED LOAN OBLIGATIONS - 24 .2%
Ares Direct Lending CLO 7 LLC
2025-3A A2, 5.38% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/20/38
◊,a
1,400,000 1,400,032
2025-3A B, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,a
1,400,000 1,395,642
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,a
2,250,000 2,242,080
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.19%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,a
1,500,000 1,503,095
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
2020-49A A2R2, 5.35%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,a
500,000 $ 500,028
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,a
1,500,000 1,498,433
2021-48A CR, 5.42% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,a
500,000 499,793
JCP Direct Lending CLO LLC
2023-1A AJR, 5.45% (3 Month
Term SOFR + 1.78%,
Rate Floor: 1.78%) due
07/20/37
◊,a
1,000,000 1,000,132
2023-1A BR, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/20/37
◊,a
1,000,000 997,198
Hlend CLO LLC
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,a
950,000 948,098
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,a
300,000 299,086
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,a
300,000 298,743
2025-3A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,a
250,000 249,143
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,a
1,500,000 1,498,845
A10 Issuer LLC
2025-FL6 A, 5.14% (1 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
05/15/42
◊,a
700,000 699,692
2025-FL6 AS, 5.56% (1 Month
Term SOFR + 1.89%,
Rate Floor: 1.89%) due
05/15/42
◊,a
700,000 697,932
STWD LLC
2025-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,a
1,400,000 1,393,071

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
Owl Rock CLO X LLC
2023-10A AR, 5.06% (3
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 04/20/37
◊,a
1,300,000 $ 1,302,277
BCRED CLO LLC
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,a
650,000 647,763
2025-1A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,a
500,000 498,381
GS REFT Issuer Ltd.
2026-FL1 C, 5.82% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
04/19/43
◊,a
1,050,000 1,050,000
Golub Capital Partners CLO
54M, LP
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,a
500,000 500,036
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,a
500,000 499,051
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,a
950,000 946,733
BSPDF Issuer LLC
2026-FL3 B, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
09/18/43
◊,a
950,000 946,671
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,a
450,000 448,446
2023-69A CR, 5.71% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,a
450,000 447,318
TRTX Issuer Ltd.
2025-FL7 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
06/18/43
◊,a
700,000 696,779
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,a
100,000 99,915
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,a
750,000 $ 748,451
BDS LLC
2025-FL15 B, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
03/19/43
◊,a
300,000 298,821
2025-FL14 AS, 5.25% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,a
200,000 198,632
2025-FL16 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,a
150,000 148,949
2024-FL13 AS, 5.66% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,a
100,000 100,113
Cerberus Loan Funding 53 LLC
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,a
750,000 745,469
FS Rialto Issuer LLC
2025-FL10 A, 5.06% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
08/19/42
◊,a
300,000 299,356
2025-FL10 B, 5.52% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,a
250,000 249,013
2024-FL9 B, 5.97% (1 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/19/39
◊,a
100,000 99,511
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.55% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,a
350,000 348,888
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,a
200,000 200,377
BXMT Ltd.
2026-FL6 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,a
550,000 545,305
CIFC Funding Ltd.
2015-4A BR3, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,a
500,000 499,479

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
AGL CLO 39 Ltd.
2025-39A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,a
500,000 $ 498,901
STWD Ltd.
2021-FL2 AS, 5.24% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.45%) due
04/18/38
◊,a
400,000 399,944
PFP Ltd.
2025-12 AS, 5.42% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,a
400,000 399,291
LoanCore Issuer LLC
2025-CRE9 AS, 5.38%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,a
200,000 199,591
2025-CRE9 B, 5.63% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,a
100,000 99,797
2025-CRE8 B, 5.52% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,a
100,000 99,697
Brsp Ltd.
2026-FL3 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,a
350,000 348,489
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,a
300,000 300,587
Eldridge CLO Ltd.
2025-2A C, 5.49% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,a
300,000 300,217
BSPRT Issuer LLC
2024-FL11 B, 5.97% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,a
100,000 99,952
2025-FL12 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,a
100,000 99,769
2025-FL12 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,a
100,000 99,767
AREIT Ltd.
2025-CRE10 A, 5.07% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,a
150,000 149,608
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
2025-CRE11 B, 5.68% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,a
150,000 $ 149,505
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,a
300,000 299,007
Sound Point CLO Ltd.
2025-1RA C, 5.76% (3 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
02/20/38
◊,a
250,000 250,808
Palmer Square CLO Ltd.
2024-3A B, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,a
250,000 250,138
Wellfleet CLO Ltd.
2022-2A BR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/18/37
◊,a
250,000 250,135
Fortress Credit BSL XVI Ltd.
2022-3A BR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/35
◊,a
250,000 250,088
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A1T, 5.26% (3
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 01/15/37
◊,a
250,000 249,980
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,a
250,000 249,873
Neuberger Berman Loan
Advisers CLO 58 Ltd.
2024-58A B, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/18/38
◊,a
250,000 249,825
Elmwood CLO 38 Ltd.
2025-1A B1, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,a
250,000 249,819
Greystone CRE Notes LLC
2025-FL4 AS, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
01/15/43
◊,a
250,000 249,634
HPS Private Credit CLO LLC
2025-3A B, 5.72% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
07/20/37
◊,a
250,000 249,368

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,a
250,000 $ 249,267
Owl Rock CLO IX LLC
2022-9A BR, 5.51% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/22/37
◊,a
250,000 249,243
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,a
250,000 249,239
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,a
250,000 248,963
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,a
100,000 100,000
2024-4A C, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/15/36
◊,a
100,000 99,472
Golub Capital Partners CLO
83M
2025-83A B, 5.54% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,a
100,000 99,653
2025-83A C, 5.89% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/09/38
◊,a
100,000 99,402
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.29%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,a
150,000 150,009
Acrec LLC
2025-FL3 B, 5.62% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,a
150,000 149,699
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A C, 5.96% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,a
150,000 149,160
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
ABPCI Direct Lending Fund
CLO V Ltd.
2019-5A A1RR, 5.87% (3
Month Term SOFR +
2.20%, Rate Floor: 2.20%)
due 01/20/36
◊,a
100,000 $ 100,250
BCRED MML CLO LLC
2022-1A A1, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/20/35
◊,a
100,000 100,244
Barings CLO Ltd.
2022-3A BR, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,a
100,000 100,174
Owl Rock CLO XIX LLC
2024-19A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/22/37
◊,a
100,000 99,710
Ares Direct Lending CLO 2 LLC
2024-2A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/20/36
◊,a
100,000 99,708
Total Collateralized Loan Obligations 38,074,760
TRANSPORT-AIRCRAFT - 6 .1%
MAPS Trust
2021-1A, 2.52% due
06/15/46
a
906,627 871,619
2026-1A, 5.20% due
01/15/51
a
790,302 771,970
Slam Ltd.
2024-1A, 5.34% due
09/15/49
a
902,778 899,317
2025-1A, 5.81% due
05/15/50
a
237,549 240,156
Castlelake Aircraft Structured
Trust
2026-1A, 5.07% due
03/15/51
a
600,000 588,954
2025-3A, 5.09% due
11/15/50
a
292,111 288,345
2025-1A, 5.78% due
02/15/50
a
226,772 228,392
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
a
1,108,631 1,101,759
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44
a,d
1,071,885 1,056,986
AASET Trust
2025-3A, 5.24% due
02/16/50
a
686,395 676,946
2025-1A, 5.94% due
02/16/50
a
229,774 231,143
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
e
484,226 484,226

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
TRANSPORT-AIRCRAFT - 6.1% (continued)
Lunar Structured Aircraft
Portfolio Notes
2021-1, 3.43% due 10/15/46
a
325,451 $ 310,046
2021-1, 2.64% due 10/15/46
a
159,565 151,539
MAST Ltd.
2026-1A, 5.13% due
02/15/51
a
397,619 390,849
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
a
313,993 298,438
Phantom Aviation
2026-1A, 5.24% due
01/15/51
a
298,839 292,971
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
a
237,477 239,186
ALTDE Trust
2025-1A, 5.90% due
08/15/50
a
231,420 232,800
AASET Ltd.
2024-2A, 5.93% due
09/16/49
a
223,450 225,096
Total Transport-Aircraft 9,580,738
INFRASTRUCTURE - 4 .6%
Switch ABS Issuer LLC
2026-1A, 5.61% due
03/27/56
a
1,250,000 1,249,704
2025-1A, 5.04% due
03/25/55
a
200,000 192,689
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
a
1,350,000 1,327,314
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
a
1,050,000 1,053,396
Compass Datacenters Issuer
III LLC
2026-1A, 5.29% due
02/25/56
a
950,000 930,378
Hotwire Funding LLC
2024-1A, 5.89% due
06/20/54
a
550,000 556,452
2024-1A, 6.67% due
06/20/54
a
150,000 152,587
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
a
400,000 394,115
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
a
350,000 346,103
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
a
300,000 293,504
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
a
250,000 249,288
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
INFRASTRUCTURE - 4.6% (continued)
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
a
200,000 $ 201,812
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
a
100,000 98,701
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
a
100,000 98,320
SBA Tower Trust
4.83% due 10/15/29
a
50,000 50,218
Total Infrastructure 7,194,581
FINANCIAL - 3 .6%
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,f
1,900,000 1,900,000
Atlas SP Partners, LP
due 12/12/30
g
1,000,000 1,000,000
STEIV 1
2025-1A, 6.82% due 04/15/46
f
750,000 731,520
Ceamer Finance LLC
6.17% (WAC) due 12/15/40
◊,f
600,000 596,757
6.79% due 11/15/39
f
89,666 90,733
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,f
442,917 442,966
Pilatus Bank plc
6.32% due 03/31/40 250,000 250,000
Metis Issuer LLC
6.89% due 05/15/55
f
250,000 248,666
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
a,f
250,000 247,344
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,f
171,033 169,795
Total Financial 5,677,781
WHOLE BUSINESS - 2 .0%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
a
648,375 641,182
2024-1A, 6.17% due
01/25/54
a
392,000 401,352
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
a
748,125 740,493
Wingstop Funding LLC
2024-1A, 5.86% due
12/05/54
a
450,000 457,006
Taco Bell Funding LLC
2025-1A, 4.82% due
08/25/55
a
150,000 147,695

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
WHOLE BUSINESS - 2.0% (continued)
2025-1A, 5.05% due
08/25/55
a
150,000 $ 146,492
DB Master Finance LLC
2021-1A, 2.49% due
11/20/51
a
220,225 207,342
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
a
197,000 200,435
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
a
98,750 100,579
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
a
94,500 92,195
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
a
49,375 48,091
Total Whole Business 3,182,862
SINGLE FAMILY RESIDENCE - 2 .0%
Tricon Residential Trust
2024-SFR1, 4.75% due
04/17/41
a
1,500,000 1,481,149
2025-SFR1, 5.02% (1 Month
Term SOFR + 1.35%,
Rate Floor: 1.35%) due
03/17/42
◊,a
100,000 99,886
2024-SFR4, 4.65% due
11/17/41
a
100,000 98,182
Progress Residential Trust
2025-SFR6, 4.00% due
12/17/42
a
1,450,000 1,368,837
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
a
100,000 96,497
Total Single Family Residence 3,144,551
NET LEASE - 1 .6%
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
a
563,000 562,703
2026-1A, 5.07% due
02/15/56
a,f
299,688 295,290
2024-3A, 4.55% due
10/15/54
a
98,125 94,414
SVC ABS LLC
2026-1A, 5.16% due
03/20/56
a
550,000 546,261
CMFT Net Lease Master Issuer
LLC
2021-1, 2.57% due 07/20/51
a
478,852 412,167
STORE Master Funding LLC
2025-1A, 5.17% due
10/20/55
a
349,125 339,092
STORE Master Funding I-VII
XIV XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
a
99,042 100,648
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 46.3% (continued)
NET LEASE - 1.6% (continued)
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
a
99,656 $ 99,506
Total Net Lease 2,450,081
UNSECURED CONSUMER LOANS - 0 .9%
GreenSky Home Improvement
Issuer Trust
2025-2A, 5.07% due
06/25/60
a
350,000 349,404
2025-3A, 4.86% due
12/27/60
a
300,000 299,017
2024-2, 5.26% due 10/27/59
a
86,083 86,347
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
a
195,051 194,241
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
a
178,366 177,581
Foundation Finance Trust
2025-1A, 5.55% due
04/15/50
a
90,354 90,995
2024-2A, 4.93% due
03/15/50
a
79,200 79,109
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
a
67,137 67,567
Total Unsecured Consumer Loans 1,344,261
AUTOMOTIVE - 0 .6%
Avis Budget Rental Car Funding
AESOP LLC
2025-2A, 5.51% due
08/20/31
a
900,000 911,305
TRANSPORT-CONTAINER - 0 .3%
Textainer Marine Containers
VII Ltd.
2021-3A, 1.94% due
08/20/46
a
253,333 225,001
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
a
185,583 186,970
Total Transport-Container 411,971
INSURANCE - 0 .2%
Dogwood State Bank
6.45% due 06/24/32
f
368,342 369,271
COLLATERALIZED DEBT OBLIGATIONS - 0 .1%
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
a
250,000 239,710
SOLAR - 0 .1%
SSI ABS Issuer LLC
2025-1, 6.15% due 07/25/65
a
96,441 95,552
Total Asset-Backed Securities
(Cost $72,912,271) 72,677,424

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39 .7%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25 .7%
NLT Trust
2026-NQM1, 6.61% due
02/25/71
a
3,100,000 $ 3,241,029
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,a
1,184,392 1,237,471
PRPM LLC
2025-5, 5.73% due 07/25/30
a,d
900,540 898,664
2025-RCF3, 5.25% due
07/25/55
a,d
714,626 711,890
2026-1, 5.19% due 02/25/31
a
539,267 533,574
2026-2, 5.09% due 02/25/31
a,d
357,864 356,726
2025-8, 5.39% due 10/25/30
a,d
320,455 319,008
2025-7, 5.50% due 08/25/30
a,d
318,843 317,785
2025-RPL3, 3.25% due
04/25/55
a,d
200,000 191,639
2025-6, 5.77% due 08/25/28
a,d
179,550 179,164
2025-2, 6.47% due 05/25/30
a,d
171,933 171,527
2024-6, 5.70% due 11/25/29
a,d
84,454 84,516
Cross Mortgage Trust
2026-NQM3, 5.36% due
03/25/71
a,d
2,100,000 2,102,321
2026-NQM1, 5.16% due
02/25/61
a,d
344,440 341,070
2025-H1, 5.99% due
02/25/70
a,d
216,147 216,982
2025-H2, 5.66% due
03/25/70
a,d
188,727 188,734
2025-H6, 5.54% due
07/25/70
a,d
171,333 171,266
2024-H7, 5.97% due
11/25/69
a,d
71,923 72,161
FIGRE Trust
2026-HE1, 5.43% (WAC) due
01/25/56
◊,a
817,771 809,452
2025-HE8, 5.36% (WAC) due
11/25/55
◊,a
642,156 639,059
2024-HE2, 6.38% (WAC) due
05/25/54
◊,a
306,432 312,522
2025-HE1, 5.93% (WAC) due
01/25/55
◊,a
228,533 229,955
2026-HE2, 5.25% (WAC) due
01/25/56
◊,a
200,000 197,897
2025-PF1, 5.91% (WAC) due
06/25/55
◊,a
158,141 159,011
2025-PF2, 5.02% (WAC) due
10/25/55
◊,a
133,198 131,888
2024-HE6, 5.97% (WAC) due
12/25/54
◊,a
111,890 112,285
2024-HE5, 5.44% (WAC) due
10/25/54
◊,a
105,459 105,897
2024-HE4, 5.06% (WAC) due
09/25/54
◊,a
68,213 68,242
Verus Securitization Trust
2025-12, 5.37% due
12/25/70
a,d
982,947 978,934
2025-9, 5.19% due 10/27/70
a,d
711,619 708,078
2025-5, 5.68% due 06/25/70
a,d
375,252 375,681
2023-3, 6.74% due 03/25/68
a,d
99,934 99,588
2025-2, 5.51% due 03/25/70
a,d
77,153 77,162
2024-9, 5.89% due 11/25/69
a,d
76,056 76,327
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.7%
(continued)
SG Residential Mortgage Trust
2025-1, 5.25% due 12/25/65
a,d
1,581,791 $ 1,572,992
2026-1, 5.14% due 01/25/66
a,d
646,309 640,245
OBX Trust
2026-NQM5, 5.74% due
01/25/66
a,d
850,000 849,997
2024-NQM18, 5.87% due
10/25/64
a,d
224,350 225,104
2025-NQM2, 5.95% due
11/25/64
a,d
176,443 177,736
2025-NQM13, 5.82% due
05/25/65
a,d
116,818 117,181
2025-NQM1, 5.85% due
12/25/64
a,d
76,053 76,296
2025-NQM1, 5.70% due
12/25/64
a,d
76,053 76,272
2024-NQM15, 5.72% due
10/25/64
a,d
64,693 64,796
2024-NQM16, 5.73% due
10/25/64
a,d
60,544 60,825
2024-NQM12, 5.83% due
07/25/64
a,d
60,164 60,312
2024-NQM13, 5.37% due
06/25/64
a,d
59,613 59,548
RCKT Mortgage Trust
2025-CES5, 5.69% due
05/25/55
a,d
1,168,692 1,175,981
2025-CES1, 5.65% due
01/25/45
a,d
211,027 212,056
2025-CES6, 5.47% due
06/25/55
a,d
192,869 193,507
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, 5.22% due
09/25/70
a,d
1,398,719 1,391,168
2025-NQM3, 5.76% due
05/25/70
a,d
162,172 162,477
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
a,d
1,400,000 1,397,422
Angel Oak Mortgage Trust
2025-12, 5.34% due
12/25/70
a,d
1,344,405 1,336,998
Deephaven Residential
Mortgage Trust
2025-CES1, 5.48% due
10/25/55
a,d
700,000 699,819
2025-CES1, 5.38% due
10/25/55
a,d
627,519 627,303
JP Morgan Mortgage Trust
2026-VIS1, 5.24% due
06/25/66
a,d
744,742 738,515
2026-CES1, 4.96% due
06/25/56
a,d
242,593 240,650
2025-1, 6.00% (WAC) due
06/25/55
◊,a
129,304 130,013
2024-NQM1, 5.95% due
02/25/64
a,d
97,268 97,546

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.7%
(continued)
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
a,d
1,100,000 $ 1,097,634
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,a
929,250 874,713
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
a,d
709,258 688,431
2024-RPL1, 3.85% due
04/25/64
a,d
86,722 84,332
Easy Street Mortgage Loan
Trust
2025-RTL2, 5.61% due
10/25/40
a,d
700,000 700,738
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
a,d
350,000 348,659
2025-RTL3, 5.24% due
08/25/40
a,d
250,000 249,522
2024-RTL5, 5.32% due
09/25/39
a,d
100,000 100,002
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
a,d
700,000 696,790
GCAT Trust
2025-NQM3, 5.96% due
05/25/70
a,d
215,385 216,087
2025-NQM4, 5.73% due
06/25/70
a,d
213,731 214,207
2025-INV3, 6.00% (WAC) due
08/25/55
◊,a
166,623 168,246
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,a
75,028 74,772
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,a
326,968 331,142
2025-INV7, 6.00% (WAC) due
06/25/56
◊,a
311,724 314,641
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,a
622,959 625,117
Long Beach Mortgage Loan
Trust
2006-9, 4.01% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 10/25/36
◊
1,143,408 344,202
2006-9, 4.11% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 10/25/36
◊,f
922,263 269,741
BRAVO Residential Funding
Trust
2025-NQM4, 5.61% due
02/25/65
a
186,800 187,701
2025-CES1, 5.70% due
02/25/55
a,d
124,744 125,446
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.7%
(continued)
2025-NQM1, 5.91% due
12/25/64
a,d
111,328 $ 111,766
2024-NQM5, 6.16% due
06/25/64
a,d
93,227 93,708
2024-NQM6, 5.66% due
08/01/64
a,d
62,519 62,591
New Residential Mortgage Loan
Trust
2025-NQM3, 5.73% due
05/25/65
a
393,960 394,945
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,a
78,791 79,174
2024-NQM2, 5.42% due
09/25/64
a
64,476 64,116
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE2, 4.00% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
876,483 400,031
Carrington Mortgage Loan Trust
Series
2005-NC3, 4.84% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 06/25/35
◊
400,000 382,377
Towd Point Mortgage Trust
2025-CES4, 5.46% due
10/25/65
a,d
250,000 249,434
2024-4, 4.55% (WAC) due
10/27/64
◊,a
74,853 74,916
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,a
43,851 44,110
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 4.01% (1 Month
Term SOFR + 0.33%,
Rate Floor: 0.33%) due
04/25/37
◊,f
967,290 333,881
HOMES Trust
2025-NQM1, 5.96% due
01/25/70
a,d
165,350 165,765
2024-AFC2, 5.98% due
10/25/59
a,d
70,981 71,259
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,a
162,071 162,161
2025-6, 5.50% (WAC) due
07/25/55
◊,a
57,695 57,736
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
a,d
200,000 199,767
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,a
121,382 121,506
2025-1, 5.50% (WAC) due
02/25/55
◊,a
69,454 69,499
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,a
166,338 164,979

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.7%
(continued)
EFMT
2025-CES1, 5.73% due
01/25/60
a,d
122,728 $ 123,338
Mill City Securities Ltd.
2024-RS2, 3.00% due
08/01/69
a,d
67,825 64,331
2024-RS1, 3.00% due
11/01/69
a,d
57,050 54,413
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,a
120,000 100,130
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,a
97,052 96,999
COLT Mortgage Loan Trust
2025-3, 5.56% due 03/25/70
a,d
70,185 70,203
Total Residential Mortgage-Backed Securities 40,327,522
GOVERNMENT AGENCY - 11 .7%
Uniform MBS 30 Year
3.00% due 05/01/56 9,240,000 8,107,159
5.00% due 06/01/56 4,760,000 4,684,108
Fannie Mae
5.00% due 03/25/55 3,414,951 3,395,923
5.69% due 07/01/55 248,892 251,861
Freddie Mac
5.50% due 02/01/56
h
552,038 554,879
5.50% due 07/25/53 260,518 262,392
5.25% due 04/25/53 176,435 177,601
6.00% due 10/01/55 7,503 7,649
Uniform MBS 15 Year
4.50% due 05/01/41 613,893 608,943
4.50% due 06/01/41 366,107 362,884
Total Government Agency 18,413,399
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .3%
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,a
1,050,000 1,046,719
MILE Trust
2025-STNE, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/15/42
◊,a
900,000 895,500
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/25/40
a
143,895 143,045
BXHPP Trust
2021-FILM, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,a
25,000 21,688
Total Commercial Mortgage-Backed Securities 2,106,952
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
MILITARY HOUSING - 1 .0%
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, 7.15% due
08/10/36
a,f
1,414,246 $ 1,506,551
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due
10/25/52
◊,a,i
894,279 50,223
Total Military Housing 1,556,774
Total Collateralized Mortgage Obligations
(Cost $62,753,084) 62,404,647
CORPORATE BONDS - 26 .2%
FINANCIAL - 10 .5%
Citadel Securities Global
Holdings LLC
6.20% due 06/18/35
a
870,000 890,072
5.75% due 03/27/36
a
250,000 246,692
AmFam Holdings, Inc.
3.83% due 03/11/51
a
1,355,000 927,474
UWM Holdings LLC
6.25% due 03/15/31
a
700,000 637,480
6.63% due 02/01/30
a
150,000 141,476
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
a
670,000 688,430
Jane Street Group / JSG
Finance, Inc.
6.13% due 11/01/32
a
680,000 672,444
Reinsurance Group of America,
Inc.
6.65% due 09/15/55
j
670,000 667,017
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
a
700,000 658,665
Global Atlantic Fin Co.
7.25% due 03/01/56
a,j
475,000 447,717
7.95% due 10/15/54
a,j
200,000 192,572
OneMain Finance Corp.
7.50% due 05/15/31 530,000 532,830
6.63% due 05/15/29 50,000 50,049
Apollo Global Management, Inc.
5.70% due 03/30/36 525,000 525,466
MetLife, Inc.
5.85% due 03/15/56
j
450,000 441,671
6.35% due 03/15/55
j
70,000 71,033
Sherwood Financing plc
7.65% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 400,000 448,333
Encore Capital Group, Inc.
6.63% due 04/15/31
a
450,000 447,750
GA Global Funding Trust
4.50% due 09/18/30
a
450,000 433,148
Allianz SE
6.55%
a,j,k
400,000 400,746
Jefferies Financial Group, Inc.
5.50% due 02/15/36 390,000 374,320

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 10.5% (continued)
Grand River Funding Trust II
7.28% due 02/15/56
a
350,000 $ 366,100
Nassau Companies of New York
7.88% due 07/15/30
a
384,000 350,772
Hunt Companies, Inc.
5.25% due 04/15/29
a
365,000 342,413
Rocket Companies, Inc.
6.38% due 08/01/33
a
330,000 333,546
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
a
300,000 311,234
Prime Property Fund
5.81% due 07/15/35
f
300,000 299,471
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,f
EUR 250,000 288,925
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,f
250,000 250,000
Sumitomo Mitsui Financial
Group, Inc.
5.05% due 01/15/37
j
250,000 245,862
Pershing Square Holdings Ltd.
3.25% due 11/15/30 250,000 229,694
RLI Corp.
5.38% due 06/01/36 225,000 216,583
Loews Corp.
4.94% due 04/01/36 220,000 215,294
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
j
200,000 209,988
Nippon Life Insurance Co.
6.50% due 04/30/55
a,j
200,000 206,215
Grand River Funding Trust I
6.31% due 02/15/36
a
200,000 201,767
EQT AB
5.85% due 05/08/35
a
200,000 200,442
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
a,j
200,000 200,183
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 200,000 195,315
Societe Generale S.A.
5.40% due 04/10/37
a,j
200,000 193,485
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
f
200,000 192,521
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
a
200,000 186,372
Americo Life, Inc.
3.45% due 04/15/31
a
200,000 176,305
Blue Owl IV SR SEC A
5.94% due 08/22/45
f
156,000 152,259
Blue Owl IV SR SEC B
5.94% due 08/22/45
f
144,000 140,547
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
FINANCIAL - 10.5% (continued)
Focus Financial Partners LLC
6.75% due 09/15/31
a
125,000 $ 124,143
American Express Co.
5.41% due 02/08/41
j
120,000 119,072
American National Group, Inc.
7.00% due 12/01/55
j
125,000 118,540
Belrose Funding Trust II
6.79% due 05/15/55
a
100,000 100,158
Equitable Holdings, Inc.
6.70% due 03/28/55
j
77,000 77,708
American National Global
Funding
5.25% due 06/03/30
a
60,000 59,756
Ascot Group Ltd.
6.35% due 06/15/35
a,j
50,000 51,019
Fortitude Group Holdings LLC
6.25% due 04/01/30
a
50,000 50,918
Symetra Life Insurance Co.
6.55% due 10/01/55
a
50,000 50,098
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
a
50,000 49,459
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
a
50,000 46,792
Farmers Insurance Exchange
7.00% due 10/15/64
a,j
20,000 19,989
Ryan Specialty LLC
5.88% due 08/01/32
a
13,000 12,849
Total Financial 16,481,179
CONSUMER, NON-CYCLICAL - 3 .1%
DRI Healthcare, LP
5.35% due 03/24/31
f
500,000 493,598
5.65% due 03/24/33
f
500,000 492,272
Post Holdings, Inc.
6.50% due 03/15/36
a
750,000 734,491
Global Payments, Inc.
5.40% due 03/15/33 140,000 136,636
4.88% due 11/15/30 125,000 122,755
5.55% due 11/15/35 100,000 96,364
5.20% due 11/15/32 85,000 82,510
ADT Security Corp.
4.88% due 07/15/32
a
400,000 373,631
U.S. Foods, Inc.
7.25% due 01/15/32
a
350,000 362,169
Humana, Inc.
6.63% due 09/15/56
j
300,000 288,295
Sysco Corp.
4.40% due 07/25/31 150,000 145,478
4.95% due 03/25/36 100,000 95,332
Abbott Laboratories
5.50% due 03/15/56 225,000 220,619
Icon Investments Six DAC
5.85% due 05/08/29 200,000 203,923

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
CONSUMER, NON-CYCLICAL - 3.1% (continued)
IQVIA, Inc.
6.25% due 06/01/32
a
200,000 $ 203,098
Novartis Capital Corp.
5.70% due 03/18/56 200,000 201,427
Becle SAB de CV
2.50% due 10/14/31
a
200,000 171,762
CPI CG, Inc.
10.00% due 07/15/29
a
150,000 158,304
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30 EUR 100,000 115,825
Darling Global Finance BV
4.50% due 07/15/32
a
EUR 100,000 114,999
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 06/15/54
a
50,000 47,025
Total Consumer, Non-cyclical 4,860,513
CONSUMER, CYCLICAL - 3 .1%
Wyndham Hotels & Resorts,
Inc.
5.63% due 03/01/33
a
1,050,000 1,033,176
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
a
650,000 635,832
Penn Entertainment, Inc.
6.75% due 04/01/31
a
650,000 631,292
LG Energy Solution Ltd.
5.25% due 04/02/31
a
600,000 598,140
Air Canada
4.63% due 08/15/29 CAD 480,000 342,063
Polaris, Inc.
5.60% due 03/01/31 250,000 247,761
Allwyn Entertainment Financing
UK plc
7.25% due 04/30/30 EUR 180,000 214,953
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
a
200,000 194,415
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 200,000 190,263
JB Poindexter & Company, Inc.
8.75% due 12/15/31
a
185,000 187,511
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
a
175,000 174,580
Lottomatica Group SpA
4.88% due 01/31/31
a
EUR 100,000 116,483
Lindblad Expeditions LLC
7.00% due 09/15/30
a
100,000 102,099
New Flyer Holdings, Inc.
9.25% due 07/01/30
a
75,000 80,163
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 02/15/30
a
40,000 40,900
Whirlpool Corp.
4.50% due 06/01/46 50,000 32,943
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
CONSUMER, CYCLICAL - 3.1% (continued)
4.60% due 05/15/50 10,000 $ 6,649
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 03/15/33
a
25,000 24,740
Total Consumer, Cyclical 4,853,963
COMMUNICATIONS - 2 .3%
TELUS Corp.
7.00% due 10/15/55
j
330,000 336,880
6.38% due 06/09/56
j
210,000 207,897
6.63% due 06/09/56
j
185,000 180,331
6.63% due 10/15/55
j
50,000 50,018
Match Group Holdings II LLC
4.13% due 08/01/30
a
650,000 602,376
Rogers Communications, Inc.
7.13% due 04/15/55
j
330,000 337,685
6.88% due 07/31/56
j
175,000 175,672
Bell Telephone Co. of Canada
or Bell Canada
7.00% due 09/15/55
j
330,000 337,761
6.88% due 09/15/55
j
100,000 101,133
Sirius XM Radio LLC
5.88% due 04/15/32
a
400,000 397,348
British Telecommunications plc
4.88% due 11/23/81
a,j
405,000 386,067
Vmed O2 UK Financing I plc
6.75% due 01/15/33
a
200,000 178,689
Verizon Communications, Inc.
5.75% due 11/30/45 175,000 170,415
Cox Communications, Inc.
2.95% due 10/01/50
a
85,000 45,823
5.80% due 12/15/53
a
50,000 42,303
Total Communications 3,550,398
INDUSTRIAL - 1 .9%
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
a
555,000 564,468
6.38% due 12/15/30 EUR 100,000 117,636
Esab Corp.
5.63% due 04/01/31
a
650,000 654,555
WSP Global, Inc.
5.04% due 09/18/31
a
250,000 247,834
5.71% due 09/18/36
a
150,000 148,651
Graphic Packaging International
LLC
6.38% due 07/15/32
a
310,000 308,537
DAE Funding LLC
4.95% due 01/15/33
a
240,000 227,552
Honeywell Aerospace, Inc.
5.62% due 03/16/46
a
190,000 187,239
Builders FirstSource, Inc.
6.38% due 03/01/34
a
185,000 182,635
Vertiv Holdings Co.
5.80% due 03/15/56 175,000 168,217
Atkore, Inc.
4.25% due 06/01/31
a
125,000 117,235

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
INDUSTRIAL - 1.9% (continued)
FedEx Corp.
4.10% due 02/01/45 75,000 $ 58,944
Amsted Industries, Inc.
6.38% due 03/15/33
a
45,000 45,223
Total Industrial 3,028,726
UTILITIES - 1 .4%
Sierra Pacific Power Co.
6.38% due 09/15/56
j
500,000 495,914
6.20% due 12/15/55
j
50,000 48,631
Spire, Inc.
6.25% due 06/01/56
j
250,000 247,212
Eversource Energy
6.10% due 08/15/56
j
125,000 123,455
6.35% due 08/15/56
j
100,000 98,646
American Electric Power Co.,
Inc.
6.05% due 03/15/56
j
110,000 109,018
5.80% due 03/15/56
j
110,000 108,660
ContourGlobal Power Holdings
S.A.
6.75% due 02/28/30
a
200,000 202,248
Dominion Energy, Inc.
6.20% due 02/15/56
j
150,000 148,681
6.00% due 02/15/56
j
50,000 49,681
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
j
144,000 146,700
PacifiCorp
7.38% due 09/15/55
j
135,000 128,998
NiSource, Inc.
5.75% due 07/15/56
j
125,000 123,098
WEC Energy Group, Inc.
5.63% due 05/15/56
j
125,000 122,479
Hope Gas Holdings LLC
6.18% due 09/01/37
f
100,000 99,660
Southern Co.
3.75% due 09/15/51
j
29,000 28,711
Total Utilities 2,281,792
ENERGY - 1 .2%
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
a
120,000 131,905
6.50% due 06/15/34
a
125,000 130,119
6.13% due 12/15/30
a
125,000 128,553
ITT Holdings LLC
6.50% due 08/01/29
a
365,000 354,903
HF Sinclair Corp.
6.25% due 01/15/35 150,000 154,879
5.50% due 09/01/32 100,000 100,228
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 200,000 195,708
Sunoco, LP
6.63% due 08/15/32
a
185,000 187,898
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
ENERGY - 1.2% (continued)
CVR Energy, Inc.
7.50% due 02/15/31
a
180,000 $ 181,344
Energy Transfer, LP
6.30% due 01/15/56 170,000 167,397
Phillips 66 Co.
6.20% due 03/15/56
j
75,000 74,663
ONEOK, Inc.
7.15% due 01/15/51 50,000 53,919
MPLX, LP
5.65% due 03/01/53 50,000 45,673
Total Energy 1,907,189
TECHNOLOGY - 0 .9%
Foundry JV Holdco LLC
6.40% due 01/25/38
a
475,000 495,135
5.90% due 01/25/33
a
200,000 205,622
Fair Isaac Corp.
6.25% due 09/15/34
a
400,000 393,413
Oracle Corp.
5.95% due 09/26/55 150,000 126,191
4.80% due 09/26/32 75,000 71,426
5.88% due 09/26/45 50,000 43,137
6.10% due 09/26/65 50,000 41,459
Total Technology 1,376,383
BASIC MATERIALS - 0 .8%
Commercial Metals Co.
6.00% due 12/15/35
a
637,000 627,984
Perimeter Holdings LLC
6.25% due 01/15/34
a
340,000 333,455
Alumina Pty Ltd.
6.38% due 09/15/32
a
200,000 205,447
Dow Chemical Co.
6.90% due 05/15/53 50,000 51,041
Total Basic Materials 1,217,927
INFRASTRUCTURE - 0 .5%
QTS Corp.
5.42% due 08/21/32
f
775,000 764,160
QTS Good News Facility
6.68% (SOFR + 3.00%) due
10/09/28
◊,f
22,710 22,710
Total Infrastructure 786,870
TRANSPORTATION - 0 .4%
AITX Finco LLC
5.38% due 10/23/30
f
200,000 199,219
5.67% due 10/23/32
f
200,000 199,090
Terminal Investment Ltd.
5.63% due 07/09/32
f
200,000 200,046
Total Transportation 598,355

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.2% (continued)
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
f
200,000 $ 198,465
Total Corporate Bonds
(Cost $41,844,840) 41,141,760
SENIOR FLOATING RATE INTERESTS - 10 .0%
CONSUMER, CYCLICAL - 3 .3%
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
496,981 497,513
HNI Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 12/10/32
◊
448,875 451,119
Peer Holding III BV
5.95% (3 Month Term SOFR
+ 2.25%) due 09/25/32
◊
450,000 445,500
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
397,997 397,488
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
397,985 395,995
Beach Acquisition Bidco LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 06/28/32
◊
349,125 349,561
Bombardier Produits Récréatifs,
Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 01/22/31
◊
348,250 348,194
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
347,227 347,661
Allwyn Entertainment Financing
US LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 11/24/32
◊
350,000 343,000
Scientific Games Corp.
due 04/04/29
g
348,232 342,671
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
320,000 317,520
Allison Transmission, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
300,000 300,750
Clarios Global, LP
6.42% (1 Month Term SOFR
+ 2.75%) due 01/28/32
◊
149,250 148,728
Hunter Douglas, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
148,125 147,262
Aramark Services, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
142,005 142,005
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.0% (continued)
CONSUMER, CYCLICAL - 3.3% (continued)
Flutter Financing BV
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
99,250 $ 98,009
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
97,006 94,096
United Airlines, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
49,246 49,031
PCI Gaming Authority, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
29,475 29,444
Total Consumer, Cyclical 5,245,547
FINANCIAL - 2 .0%
Saphilux SARL
due 07/27/28
g
797,990 796,194
HarbourVest Partners, LP
5.70% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,f
798,000 796,005
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
498,750 491,997
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
248,125 245,180
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
173,499 167,661
Kroll, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,f,l
151,894 151,347
8.93% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,f
2,000 2,000
Amwins Group, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
148,125 146,987
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
148,047 145,170
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
118,944 117,585
Ardonagh Midco 3 Ltd.
6.37% (6 Month Term SOFR
+ 2.75%) due 02/15/31
◊
99,004 96,591
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
49,622 49,245
Total Financial 3,205,962

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.0% (continued)
INDUSTRIAL - 1 .4%
Merlin Buyer, Inc.
due 03/26/33
g
450,000 $ 450,000
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
248,705 248,705
Brown Group Holding LLC
6.17% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
458,492 458,896
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 02/13/33
◊
350,000 350,066
6.17% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
24,625 24,617
Dycom Industries, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 01/27/33
◊
300,000 300,876
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
199,500 200,310
Knife River Corp.
5.67% (3 Month Term SOFR
+ 2.00%) due 03/08/32
◊
148,500 148,809
Dynasty Acquisition Co., Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
49,375 49,352
Capstone Acquisition Holdings,
Inc.
8.27% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,f
9,858 9,819
Total Industrial 2,241,450
ENERGY - 1 .2%
Al GCX Holdings LLC
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
600,000 599,436
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
350,000 350,147
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
350,000 349,213
WhiteWater Matterhorn
Holdings LLC
5.44% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
199,500 198,253
ITT Holdings LLC
5.64% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
149,000 148,395
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
99,500 99,080
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.0% (continued)
ENERGY - 1.2% (continued)
Par Petroleum LLC
6.93% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/28/30
◊
59,238 $ 59,194
Total Energy 1,803,718
TECHNOLOGY - 1 .1%
Blue Finco SARL
6.95% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
446,625 425,410
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
338,291 329,834
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
349,118 325,117
Leia Finco US LLC
6.90% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
298,492 285,099
Clearwater Analytics LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 02/10/32
◊
149,250 149,064
CCC Intelligent Solutions, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
148,212 146,915
Total Technology 1,661,439
CONSUMER, NON-CYCLICAL - 0 .7%
Lernen US Finco LLC
7.32% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
396,760 380,560
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
397,001 369,005
Herc Holdings, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 06/02/32
◊
199,500 199,584
Aggreko Holdings, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
99,250 99,095
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
59,104 59,045
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
24,750 24,221
Total Consumer, Non-cyclical 1,131,510
COMMUNICATIONS - 0 .1%
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/29/32
◊
75,000 74,414

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.0% (continued)
COMMUNICATIONS - 0.1% (continued)
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
70,000 $ 69,927
Speedster Bidco GmbH
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/31
◊
49,502 47,306
Tripadvisor, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
9,899 9,355
Total Communications 201,002
UTILITIES - 0 .1%
AL GCX Fund VIII Holdings LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
146,529 146,208
INFRASTRUCTURE - 0 .1%
QTS Good News Facility
6.38% (SOFR + 3.00%) due
10/09/28
◊,f
75,000 74,964
BASIC MATERIALS - 0 .0%
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
58,155 58,228
CONSUMER DISCRETIONARY - 0 .0%
Vacation Rental Brands
Holdings
8.95% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,f
29,400 29,126
Total Consumer Discretionary 29,126
Total Senior Floating Rate Interests
(Cost $15,934,356) 15,799,154
U.S. GOVERNMENT SECURITIES - 0 .7%
U.S. Treasury Inflation Indexed
Bonds
2.38% due 02/15/55
h,m
824,600 766,258
U.S. Treasury Notes
4.00% due 11/15/35
h
320,000 312,150
Total U.S. Government Securities
(Cost $1,122,876) 1,078,408
FOREIGN GOVERNMENT DEBT - 0 .2%
Eagle Funding Luxco SARL
5.50% due 08/17/30
a
250,000 251,312
Total Foreign Government Debt
(Cost $249,440) 251,312
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $20,240,850) 84 $ 23,100
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $28,408,500) 118 13,275
Total Listed Options Purchased
(Cost $91,170) 36,375
OTC INTEREST RATE SWAPTIONS PURCHASED
n
- 0 .2%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 6,531,000 35,763
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 5,838,000 26,861
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 4,364,000 19,948
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 3,629,000 19,872
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 2,528,000 17,405
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 2,528,000 17,405
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 2,528,000 17,405
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 2,527,000 17,398
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 3,628,000 16,606
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 3,628,000 16,606

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
n
- 0.2% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 4,367,000 $ 16,210
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 2,852,000 13,122
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,177,000 11,904
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,177,000 11,904
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 2,176,000 9,947
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 2,173,000 8,066
Total OTC Interest Rate Swaptions Purchased
(Cost $304,032) 276,422
OTC OPTIONS PURCHASED - 0 .0%
Call Options on :
Equity Options
Bank of America, N.A. CBOE
Volatility Index Expiring
May 2026 with strike
price of $35.00 (Notional
Value $366,125) 145 27,395
Bank of America, N.A. CBOE
Volatility Index Expiring
April 2026 with strike
price of $35.00 (Notional
Value $366,125) 145 12,925
Total Equity Options 40,320
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 79,000 30
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 31,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 319,000 —
Total Foreign Exchange Options 30
Total OTC Options Purchased
(Cost $65,019) 40,350
Total Investments - 125.9%
(Cost $199,303,342) $ 197,769,257
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $28,408,500) 118 $ (9,588)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $20,240,850) 84 (14,700)
Total Listed Options Written
(Premium received $45,527) (24,288)
OTC OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
Bank of America, N.A. CBOE
Volatility Index Expiring
April 2026 with strike
price of $50.00 (Notional
Value $366,125) 145 (4,837)
Bank of America, N.A. CBOE
Volatility Index Expiring
May 2026 with strike
price of $50.00 (Notional
Value $366,125) 145 (13,936)
Total Equity Options (18,773)
Put Options on :
Equity Options
Bank of America, N.A. CBOE
Volatility Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $184,325) 73 (5,089)
Bank of America, N.A. CBOE
Volatility Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $366,125) 145 (10,111)
Total Equity Options (15,200)
Total OTC Options Written
(Premium received $39,592) (33,973)
OTC INTEREST RATE SWAPTIONS WRITTEN
n
- ( 0 .2 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 712,500 (713)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 712,500 (713)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 997,500 (825)

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
n
- (0.2)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 997,500 $ (825)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 1,140,000 (1,039)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 1,140,000 (1,039)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 2,527,000 (5,749)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 2,528,000 (5,752)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 2,528,000 (5,752)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 2,528,000 (5,752)
Total Interest Rate Swaptions (28,159)
Put Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 712,500 (2,909)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 712,500 (2,909)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 997,500 (4,582)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 997,500 (4,582)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 1,140,000 (4,781)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 1,140,000 (4,782)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
n
- (0.2)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,176,000 $ (6,319)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,173,000 (6,335)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,177,000 (8,268)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,177,000 (8,268)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 2,852,000 (8,352)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 4,364,000 (12,674)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 4,367,000 (12,731)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 3,628,000 (13,809)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 5,838,000 (16,954)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 6,531,000 (24,859)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 7,257,000 (27,622)
Total Interest Rate Swaptions (170,736)
Total OTC Interest Rate Swaptions Written
(Premium received $263,430) (198,895)
Other Assets & Liabilities, net - (25.7)% (40,456,662)
Total Net Assets - 100.0% $ 157,055,439

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $133,881,332 (cost $134,543,945), or 85.2% of total net assets.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
e
Security has no stated coupon.
f
Value determined based on Level 3 inputs — See Note 4 .
g
Security is unsettled at period end and may not have a stated effective rate.
h
All or a portion of this security is pledged as swap collateral at March 31, 2026.
i
Security is an interest-only strip.
j
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
k
Perpetual maturity.
l
Payment-in-kind security.
m
Face amount of security is adjusted for inflation.
n
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 48 Jun 2026 $ 5,192,625 $ (3,598)
Australian Government 10 Year Bond Futures Contracts 66 Jun 2026 4,905,685 (10,707)
U.S. Treasury 2 Year Note Futures Contracts 52 Jun 2026 10,787,156 (18,631)
3-Month SOFR Futures Contracts 81 Dec 2027 19,560,488 (80,360)
U.S. Treasury Long Bond Futures Contracts 114 Jun 2026 12,981,750 (255,255)
$ (368,551)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 81 Dec 2026 19,513,913 $ 106,993
– –
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 100,000
$ (13,453) $ (11,539) $ (1,914)

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 100,000
$ (7,018) $ (4,797) $ (2,221)
$ (20,471) $ (16,336) $ (4,135)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Depreciation
a
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.37% Annually 02/23/31 $ 2,500,000 $ (29,647) $ — $ (29,647)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.38% Annually 03/12/29 5,000,000 (29,800) — (29,800)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 13,370,000 226,023 323,737 (97,714)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.57% Annually 10/31/35 9,950,000 (236,338) (100,712) (135,626)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.12% Annually 12/30/27 58,700,000 518,195 675,191 (156,996)
$ 448,433 $ 898,216 $ (449,783)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc CAD Sell 483,000 356,146 USD 04/14/26 $ 8,671
JPMorgan Chase Bank, N.A. EUR Sell 1,157,000 1,340,628 USD 04/14/26 2,565
UBS AG EUR Buy 18,000 20,931 USD 04/14/26 (114)
The Toronto-Dominion Bank EUR Sell 95,000 108,798 USD 04/14/26 (1,069)
$ 10,053
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 6,531,000
$ 35,763

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
$ 5,838,000
$ 26,861
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
4,364,000
19,948
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
3,629,000
19,872
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
17,405
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
17,405
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
17,405
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,527,000
17,398
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
3,628,000
16,606
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
3,628,000
16,606
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
4,367,000
16,210
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
2,852,000
13,122
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
2,177,000
11,904
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
2,177,000
11,904
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
2,176,000
9,947
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
2,173,000
8,066
$ 276,422

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 712,500 $ (713)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 712,500 (713)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 997,500 (825)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 997,500 (825)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 1,140,000 (1,039)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 1,140,000 (1,039)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,527,000 (5,749)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (5,752)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (5,752)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (5,752)
$ (28,159)
Put
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 712,500 (2,909)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 712,500 (2,909)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 997,500 (4,582)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 997,500 (4,582)

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% $ 1,140,000 $ (4,781)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 1,140,000 (4,782)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 2,176,000 (6,319)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 2,173,000 (6,335)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 2,177,000 (8,268)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 2,177,000 (8,268)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 2,852,000 (8,352)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 4,364,000 (12,674)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 4,367,000 (12,731)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 3,628,000 (13,809)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 5,838,000 (16,954)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 6,531,000 (24,859)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 7,257,000 (27,622)
$ (170,736)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
LLC — Limited Liability Company
plc — Public Limited Company

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $24,454,578 are categorized as Level 2 within the disclosure hierarchy — See Note 6.
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ 137,642 $ 3,420,431 $ — $ 3,558,073
Money Market Funds 505,332 — — 505,332
Asset-Backed Securities — 67,585,082 5,092,342 72,677,424
Collateralized Mortgage Obligations — 60,294,474 2,110,173 62,404,647
Corporate Bonds — 37,148,817 3,992,943 41,141,760
Senior Floating Rate Interests — 14,735,893 1,063,261 15,799,154
U.S. Government Securities — 1,078,408 — 1,078,408
Foreign Government Debt — 251,312 — 251,312
Interest Rate Swaptions Purchased — 276,422 — 276,422
Options Purchased 36,375 40,350 — 76,725
Interest Rate Futures Contracts
a
106,993 — — 106,993
Forward Foreign Currency Exchange Contracts
a
— 11,236 — 11,236
Unfunded Loan Commitments ( Note 9 )
a
— — 562 562
Total Assets $ 786,342 $ 184,842,425 $ 12,259,281 $ 197,888,048
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 24,288 $ 33,973 $ — $ 58,261
Interest Rate Swaptions Written — 198,895 — 198,895
Interest Rate Futures Contracts
a
368,551 — — 368,551
Credit Default Swap Agreements
a
— 4,135 — 4,135
Interest Rate Swap Agreements
a
— 449,783 — 449,783
Forward Foreign Currency Exchange Contracts
a
— 1,183 — 1,183
Unfunded Loan Commitments ( Note 9 )
a
— — 7 7
Total Liabilities $ 392,839 $ 687,969 $ 7 $ 1,080,815
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 2,897,052
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 2,195,290 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 1,506,551
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 603,622 Third Party Pricing Vendor Price — —
Corporate Bonds 3,431,308
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 538,925 Third Party Pricing Broker Quote — —
Corporate Bonds 22,710 Model Price Purchase Price — —

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$773,417 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Senior Floating Rate Interests $ 796,005 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 267,256 Model Price Purchase Price — —
Unfunded Loan Commitments 562 Model Price Purchase Price — —
Total Assets $ 12,259,281
Liabilities:
Unfunded Loan Commitments $ 7 Model Price Purchase Price — —
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 1,122,734 $ 3,992,856 $ (163,816) $ — $ —
Corporate Bonds 1,928,686 2,124,039 (11,410) — 32
Senior Floating Rate Interests 9,084 1,058,699 (2,553) 37 7
Collateralized Mortgage Obligations — 1,559,568 (37,228) (6,152) (2,143)
Unfunded Loan Commitments 43 — (769) — —
Total Assets $ 3,060,547 $ 8,735,162 $ (215,776) $ (6,115) $ (2,104)
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ (29,227) $ 169,795 $ 5,092,342 $ (29,227)
Corporate Bonds (48,404) — 3,992,943 (48,404)
Senior Floating Rate Interests (2,013) — 1,063,261 (2,013)
Collateralized Mortgage Obligations (7,494) 603,622 2,110,173 (7,494)
Unfunded Loan Commitments 1,288 — 562 562
Total Assets $ (85,850) $ 773,417 $ 12,259,281 $ (86,576)
Liabilities
Unfunded Loan Commitments $ 7 $ — $ 7 $ 7

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70 6.34% 11/01/29 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due
12/25/64 6.91% 01/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29 — —
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70 6.54% 07/01/29 — —
Cross Mortgage Trust 2026-NQM3, 5.36% due 03/25/71 6.36% 03/01/30 — —
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69 6.97% 10/01/28 — —
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61 6.16% 01/01/30 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.48%
due 10/25/55 6.48% 10/01/29 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.38%
due 10/25/55 6.38% 10/01/29 — —
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27 — —
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29 — —
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44 2.00% 10/15/26 — —
GCAT Trust 2025-NQM3, 5.96% due 05/25/70 6.96% 06/01/29 — —
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29 — —
HOMES Trust 2024-AFC2, 5.98% due 10/25/59 6.98% 10/01/28 — —
HOMES Trust 2025-NQM1, 5.96% due 01/25/70 6.96% 01/01/29 — —
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
JP Morgan Mortgage Trust 2026-VIS1, 5.24% due 06/25/66 6.24% 02/01/30 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM9, 5.22% due 09/25/70 6.22% 11/01/29 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM3, 5.76% due 05/25/70 6.76% 05/01/29 — —
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2024-NQM15, 5.72% due 10/25/64 6.72% 10/01/28 — —
OBX Trust 2026-NQM5, 5.74% due 01/25/66 6.68% 03/01/30 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28 — —
OBX Trust 2025-NQM1, 5.70% due 12/25/64 6.70% 12/01/28 — —
OBX Trust 2024-NQM16, 5.73% due 10/25/64 6.73% 10/01/28 — —
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 9.09% 02/01/30
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-2, 6.47% due 05/25/30 9.47% 05/01/28 10.47% 05/01/29
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28 — —
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 9.77% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 9.39% 10/01/29
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
Saluds Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
SG Residential Mortgage Trust 2025-1, 5.25% due 12/25/65 6.25% 12/01/29 — —
SG Residential Mortgage Trust 2026-1, 5.14% due 01/25/66 6.14% 02/01/30 — —
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2023-3, 6.74% due 03/25/68 7.74% 04/01/27 — —
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29 — —
Verus Securitization Trust 2025-5, 5.68% due 06/25/70 6.68% 06/01/29 — —
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments, at value (cost $199,303,342) $ 197,769,257
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 562
Cash 51,134
Segregated cash due from broker 965,956
Unrealized appreciation on forward foreign currency exchange contracts 11,236
Prepaid expenses 3,729
Receivables:
Investments sold 25,554,786
Interest 1,269,417
Fund shares sold 576,648
Variation margin on futures contracts 87,563
Variation margin on interest rate swap agreements 51,111
Due from Investment Adviser 19,403
Foreign tax reclaims 6,780
Dividends 461
Total assets 226,368,043
LIABILITIES:
Reverse repurchase agreements 24,454,578
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 7
Options written, at value (premiums received $348,549) 257,156
Unamortized upfront premiums received on OTC swap agreements 16,336
Unrealized depreciation on OTC swap agreements 4,135
Unrealized depreciation on forward foreign currency exchange contracts 1,183
Segregated cash due to broker 67,163
Payable for:
Investments purchased 43,835,165
Fund shares redeemed 604,193
Distributions to shareholders 42,627
Trustees’ fees and expenses* 19,124
Fund accounting 3,447
Transfer agent fees 168
Other liabilities 7,322
Total liabilities
69,312,604
NET ASSETS $ 157,055,439
NET ASSETS CONSIST OF:
Paid-in capital $ 159,122,717
Total distributable earnings (loss) (2,067,278)
Net assets $ 157,055,439
Capital shares outstanding 7,812,210
Net asset value per share $ 20 .10
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 12,574
Interest (net of foreign withholding tax of
$125) 3,667,276
Total investment income 3,679,850
EXPENSES:
Interest expense 72,965
Custodian fees 45,682
Professional fees 39,368
Trustees’ fees and expenses* 37,834
Administration fees 20,339
Registration and filing fees 18,425
Printing fees 16,533
Transfer agent fees 5,992
Fund accounting fees 3,447
Line of credit fees 467
Miscellaneous 9,971
Total expenses 271,023
Less:
Expenses reimbursed by Adviser (188,460)
Earnings credits applied (10,718)
Total reimbursed expenses (199,178)
Net expenses 71,845
Net investment income 3,608,005
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments 26,415
Swap agreements 66,246
Futures contracts (58,493)
Options purchased (67,761)
Options written 69,069
Forward foreign currency exchange contracts 30,198
Foreign currency transactions 1,766
Net realized gain 67,440
Net change in unrealized appreciation (depreciation) on:
Investments (1,967,297)
Swap agreements (729,724)
Futures contracts (261,558)
Options purchased (63,903)
Options written 57,867
Forward foreign currency exchange contracts 9,872
Foreign currency translations (221)
Net change in unrealized appreciation (depreciation) (2,954,964)
Net realized and unrealized loss (2,887,524)
Net increase in net assets resulting from operations $ 720,481
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 3,608,005 $ 1,853,932
Net realized gain on investments 67,440 160,375
Net change in unrealized appreciation (depreciation) on investments (2,954,964) 799,638
Net increase in net assets resulting from operations 720,481 2,813,945
Distributions to shareholders (3,832,794) (1,738,448)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 96,946,892 70,062,377
Distributions reinvested 3,229,265 1,634,810
Cost of shares redeemed (7,886,792) (13,425,191)
Net increase from capital share transactions 92,289,365 58,271,996
Net increase in net assets 89,177,052 59,347,493
NET ASSETS:
Beginning of period 67,878,387 8,530,894
End of period $ 157,055,439 $ 67,878,387
CAPITAL SHARE ACTIVITY:
Shares sold 4,730,757 3,473,496
Shares issued from reinvestment of distributions 158,282 80,562
Shares redeemed (386,663) (669,845)
Net increase in shares 4,502,376 2,884,213

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
]
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Period
Ended
09/30/2024
b
Per Share Data
Net asset value, beginning of period $ 20.51 $ 20.04 $ 20.00
Income (loss) from investment operations:
Net investment income (loss)
c
0 .59 1 .19 0 .14
Net gain (loss) on investments (realized and unrealized) ( 0 .37 ) 0 .41 0 .04
Total from investment operations 0 .22 1 .60 0 .18
Less distributions from:
Net investment income ( 0 .57 ) ( 1 .13 ) ( 0 .14 )
Capital gains ( 0 .06 ) — —
Total distributions ( 0 .63 ) ( 1 .13 ) ( 0 .14 )
Net asset value, end of period $ 20.10 $ 20.51 $ 20.04
Total Return 1 .04% 8 .21% 0 .92%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 157,055 $ 67,878 $ 8,531
Ratios to average net assets:
Net investment income (loss) 5 .82% 5 .89% 0 .67%
Total expenses 0 .44% 0 .81% 0 .85%
Net expenses
d
0 .12% 0 .09% 0.00%
*
Portfolio turnover rate 8% 28% –
e
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the expense limitation agreement ( 0.00% )
*
0.00%
*
0.00%
*
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Since commencement of operations: August 14, 2024.
c
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Less than 1.0%.
*
Less than 0.01%.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
PREFERRED STOCKS - 0 .2%
FINANCIAL - 0 .2%
Citigroup, Inc.
6.88% 50,000 $ 50,353
Total Preferred Stocks
(Cost $50,000) 50,353
MONEY MARKET FUNDS
a
- 0 .6%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
b
113,274 113,274
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
b
2,766 2,766
Total Money Market Funds
(Cost $116,040) 116,040
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 50 .4%
COLLATERALIZED LOAN OBLIGATIONS - 28 .5%
Owl Rock CLO X LLC
2023-10A AR, 5.06% (3
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 04/20/37
◊,c
700,000 701,226
Hlend CLO LLC
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,c
250,000 248,952
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,c
150,000 149,543
Owl Rock CLO III Ltd.
2020-3A AR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,c
300,000 300,090
CIFC Funding Ltd.
2022-1A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
04/17/35
◊,c
250,000 250,376
Palmer Square CLO Ltd.
2024-3A B, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,c
250,000 250,138
Golub Capital Partners CLO
46M Ltd.
2019-46A A1R, 5.48% (3
Month Term SOFR +
1.81%, Rate Floor: 1.81%)
due 04/20/37
◊,c
250,000 250,066
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A1T, 5.26% (3
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 01/15/37
◊,c
250,000 249,980
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 50.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 28.5% (continued)
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,c
250,000 $ 249,972
Elmwood CLO 38 Ltd.
2025-1A B1, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,c
250,000 249,819
AGL CLO 39 Ltd.
2025-39A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,c
250,000 249,450
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,c
250,000 249,267
BCRED CLO LLC
2025-1A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,c
250,000 249,191
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,c
250,000 248,963
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,c
200,000 199,570
Acrec LLC
2025-FL3 B, 5.62% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,c
100,000 99,800
2025-FL3 AS, 5.32% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
08/18/42
◊,c
100,000 99,732
BDS LLC
2024-FL13 AS, 5.66% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,c
100,000 100,113
2025-FL14 AS, 5.25% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,c
100,000 99,316
ABPCI Direct Lending Fund
CLO V Ltd.
2019-5A A1RR, 5.87% (3
Month Term SOFR +
2.20%, Rate Floor: 2.20%)
due 01/20/36
◊,c
100,000 100,250

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 50.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 28.5% (continued)
BCRED MML CLO LLC
2022-1A A1, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/20/35
◊,c
100,000 $ 100,244
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.19%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,c
100,000 100,206
Barings CLO Ltd.
2022-3A BR, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,c
100,000 100,174
JCP Direct Lending CLO LLC
2023-1A A1R, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,c
100,000 100,008
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,c
100,000 100,000
BSPRT Issuer LLC
2024-FL11 B, 5.97% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,c
100,000 99,952
TRTX Issuer Ltd.
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,c
100,000 99,915
BSPDF Issuer LLC
2025-FL2 A, 5.20% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,c
100,000 99,883
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,c
100,000 99,810
AREIT Ltd.
2025-CRE10 A, 5.07% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,c
100,000 99,738
Ares Direct Lending CLO 2 LLC
2024-2A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/20/36
◊,c
100,000 99,709
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 50.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 28.5% (continued)
FS Rialto Issuer LLC
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,c
100,000 $ 99,697
LoanCore Issuer LLC
2025-CRE8 B, 5.52% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,c
100,000 99,697
Total Collateralized Loan Obligations 5,894,847
TRANSPORT-AIRCRAFT - 7 .8%
Slam Ltd.
2024-1A, 5.34% due
09/15/49
c
451,389 449,659
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
c
237,477 239,186
ALTDE Trust
2025-1A, 5.90% due
08/15/50
c
231,420 232,800
AASET Trust
2025-1A, 5.94% due
02/16/50
c
229,774 231,143
Castlelake Aircraft Structured
Trust
2025-1A, 5.78% due
02/15/50
c
226,772 228,392
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
c
221,726 220,352
Total Transport-Aircraft 1,601,532
INFRASTRUCTURE - 4 .1%
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
c
200,000 196,639
Hotwire Funding LLC
2024-1A, 6.67% due
06/20/54
c
100,000 101,724
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
c
100,000 99,715
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
c
100,000 98,887
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
c
100,000 98,529
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
c
100,000 97,835
Switch ABS Issuer LLC
2025-1A, 5.04% due
03/25/55
c
100,000 96,344
SBA Tower Trust
4.83% due 10/15/29
c
50,000 50,218
Total Infrastructure 839,891

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 50.4% (continued)
SINGLE FAMILY RESIDENCE - 2 .4%
Tricon Residential Trust
2025-SFR1, 4.77% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,c
197,614 $ 197,243
2025-SFR2, 5.42% due
08/17/44
c
99,901 99,165
STAR Trust
2025-SFR6, 5.07% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,c
100,000 100,000
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
c
100,000 96,497
Total Single Family Residence 492,905
WHOLE BUSINESS - 1 .6%
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
c
98,750 100,579
SERVPRO Master Issuer LLC
2024-1A, 6.17% due
01/25/54
c
98,000 100,338
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
c
94,500 92,195
Subway Funding LLC
2024-3A, 5.25% due
07/30/54
c
49,375 48,741
Total Whole Business 341,853
FINANCIAL - 1 .4%
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,d
100,000 100,000
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,d
98,426 98,437
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,d
85,517 84,897
Total Financial 283,334
COLLATERALIZED DEBT OBLIGATIONS - 1 .2%
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
c
250,000 239,710
AUTOMOTIVE - 1 .0%
Avis Budget Rental Car Funding
AESOP LLC
2025-1A, 5.24% due
08/20/29
c
200,000 201,343
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 50.4% (continued)
UNSECURED CONSUMER LOANS - 0 .8%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
c
89,183 $ 88,791
Foundation Finance Trust
2024-2A, 4.93% due
03/15/50
c
79,200 79,109
Total Unsecured Consumer Loans 167,900
INSURANCE - 0 .7%
Dogwood State Bank
6.45% due 06/24/32
d
141,507 141,864
NET LEASE - 0 .5%
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
c
99,042 100,648
TRANSPORT-CONTAINER - 0 .4%
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
c
92,792 93,485
Total Asset-Backed Securities
(Cost $10,399,564) 10,399,312
COLLATERALIZED MORTGAGE OBLIGATIONS - 35 .0%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28 .9%
NLT Trust
2026-NQM1, 6.61% due
02/25/71
c
350,000 365,923
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,c
318,875 333,165
BRAVO Residential Funding
Trust
2025-CES1, 5.70% due
02/25/55
c,e
124,744 125,446
2025-NQM4, 5.61% due
02/25/65
c,e
112,080 112,621
2024-NQM1, 5.94% due
12/01/63
c,e
105,239 105,590
2024-NQM5, 6.16% due
06/25/64
c,e
93,227 93,708
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,c
86,523 86,799
2025-NQM1, 5.81% due
12/25/64
c,e
74,218 74,476
2024-NQM6, 5.66% due
08/01/64
c,e
62,519 62,591
PRPM LLC
2026-1, 5.19% due 02/25/31
c
98,049 97,013
2025-RPL3, 3.25% due
04/25/55
c,e
100,000 95,820
2026-2, 5.09% due 02/25/31
c,e
95,430 95,127
2025-5, 5.73% due 07/25/30
c,e
90,054 89,866
2025-6, 5.77% due 08/25/28
c,e
89,775 89,582
2025-2, 6.47% due 05/25/30
c,e
85,966 85,763
OBX Trust
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,c
152,106 152,700

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.9%
(continued)
2026-NQM5, 5.43% (WAC)
due 01/25/66
◊,c
100,000 $ 100,000
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,c
100,000 99,765
2024-NQM18, 5.87% due
10/25/64
c,e
64,100 64,315
2024-NQM12, 5.83% due
07/25/64
c,e
60,164 60,312
2024-NQM13, 5.37% due
06/25/64
c,e
59,613 59,548
Verus Securitization Trust
2025-1, 5.62% (WAC) due
01/25/70
◊,c
155,464 156,252
2023-3, 6.74% due 03/25/68
c,e
99,934 99,588
2025-5, 5.43% due 06/25/70
c,e
83,389 83,655
2024-9, 5.89% due 11/25/69
c,e
76,056 76,327
FIGRE Trust
2025-HE1, 5.93% (WAC) due
01/25/55
◊,c
114,266 114,978
2024-HE6, 5.97% (WAC) due
12/25/54
◊,c
111,890 112,285
2025-PF1, 5.91% (WAC) due
06/25/55
◊,c
79,070 79,505
2024-HE4, 5.06% (WAC) due
09/25/54
◊,c
68,213 68,242
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
c
170,984 171,569
2025-INV3, 6.00% (WAC) due
08/25/55
◊,c
83,312 84,123
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,c
75,028 74,772
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,c
204,355 206,964
2025-INV7, 6.00% (WAC) due
06/25/56
◊,c
77,931 78,660
RCKT Mortgage Trust
2025-CES5, 5.69% due
05/25/55
c,e
116,869 117,598
2025-CES1, 5.65% due
01/25/45
c,e
105,513 106,028
Cross Mortgage Trust
2025-H1, 5.99% due
02/25/70
c,e
108,073 108,491
2025-H6, 5.18% (WAC) due
07/25/70
◊,c
85,667 85,513
NYMT Loan Trust
2026-INV2, 5.48% (WAC) due
04/25/61
◊,c
100,000 100,530
2025-CP1, 3.75% (WAC) due
11/25/69
◊,c
91,700 88,243
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,c
114,840 115,302
2025-6, 5.50% (WAC) due
07/25/55
◊,c
57,695 57,736
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.9%
(continued)
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due
06/25/55
◊,c
96,978 $ 97,510
2024-NQM1, 5.95% due
02/25/64
c,e
64,845 65,030
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,c
78,791 79,174
2024-NQM2, 5.42% due
09/25/64
c
64,476 64,116
GS Mortgage-Backed Securities
Trust
2025-HE1, 5.21% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,c
126,836 126,988
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,c
120,000 100,130
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
c,e
100,000 99,883
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,c
97,052 96,999
ATLX Trust
2024-RPL1, 3.85% due
04/25/64
c,e
86,722 84,332
HOMES Trust
2025-NQM1, 5.86% due
01/25/70
c,e
82,675 82,885
EFMT
2025-CES1, 5.73% due
01/25/60
c,e
81,819 82,226
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70
c,e
70,185 70,279
Provident Funding Mortgage
Trust
2025-1, 5.50% (WAC) due
02/25/55
◊,c
69,454 69,499
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
c
58,113 58,131
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
c,e
57,050 54,413
Vista Point Securitization Trust
2024-CES1, 6.68% due
05/25/54
c,e
47,068 47,558
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,c
43,851 44,110
Total Residential Mortgage-Backed Securities 5,959,754

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (continued)
GOVERNMENT AGENCY - 6 .0%
Freddie Mac
5.50% due 02/01/56
f
266,161 $ 267,531
5.50% due 12/25/51 164,858 166,090
5.50% due 04/25/51 151,857 152,804
5.50% due 07/25/53 78,155 78,718
5.25% due 04/25/53 70,574 71,041
Uniform MBS 15 Year
4.50% due 05/01/41 268,657 266,491
Uniform MBS 30 Year
5.00% due 06/01/56 250,000 246,014
Total Government Agency 1,248,689
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .1%
BXHPP Trust
2021-FILM, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,c
25,000 21,688
Total Collateralized Mortgage Obligations
(Cost $7,220,859) 7,230,131
CORPORATE BONDS - 9 .0%
FINANCIAL - 3 .7%
Citadel Securities Global
Holdings LLC
5.13% due 01/27/32
c
250,000 248,016
Rocket Companies, Inc.
6.13% due 08/01/30
c
150,000 151,384
GA Global Funding Trust
5.40% due 01/13/30
c
150,000 150,139
Brown & Brown, Inc.
4.70% due 06/23/28 100,000 100,289
American National Global
Funding
5.25% due 06/03/30
c
30,000 29,878
F&G Global Funding
5.88% due 01/16/30
c
25,000 25,313
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
25,000 24,729
Nassau Companies of New York
7.88% due 07/15/30
c
19,000 17,356
Focus Financial Partners LLC
6.75% due 09/15/31
c
10,000 9,931
Total Financial 757,035
CONSUMER, NON-CYCLICAL - 3 .2%
Icon Investments Six DAC
5.81% due 05/08/27 200,000 201,013
Avantor Funding, Inc.
3.88% due 11/01/29
c
125,000 117,274
Medline Borrower, LP
3.88% due 04/01/29
c
120,000 116,083
Darling Global Finance BV
4.50% due 07/15/32
c
EUR 100,000 114,999
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 9.0% (continued)
CONSUMER, NON-CYCLICAL - 3.2% (continued)
Cidron Atrium SE
5.65% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,c
EUR 100,000 $ 112,970
Total Consumer, Non-cyclical 662,339
UTILITIES - 1 .1%
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30
c
EUR 100,000 115,564
Pinnacle West Capital Corp.
4.90% due 05/15/28 100,000 100,752
Total Utilities 216,316
COMMUNICATIONS - 0 .6%
Sirius XM Radio LLC
3.13% due 09/01/26
c
85,000 84,459
Match Group Holdings II LLC
4.13% due 08/01/30
c
50,000 46,337
Total Communications 130,796
ENERGY - 0 .3%
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
c
40,000 43,968
6.13% due 12/15/30
c
25,000 25,711
Total Energy 69,679
CONSUMER, CYCLICAL - 0 .1%
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
c
25,000 24,940
Total Corporate Bonds
(Cost $1,848,987) 1,861,105
SENIOR FLOATING RATE INTERESTS - 7 .9%
CONSUMER, CYCLICAL - 2 .2%
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
100,000 99,750
Clarios Global, LP
6.42% (1 Month Term SOFR
+ 2.75%) due 01/28/32
◊
99,500 99,152
Aramark Services, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
94,670 94,670
Hunter Douglas, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
79,000 78,539
Sweetwater Borrower LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
50,000 49,969
PCI Gaming Authority, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
29,475 29,444
Total Consumer, Cyclical 451,524

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 7.9% (continued)
FINANCIAL - 2 .0%
Kroll, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,d,g
101,262 $ 100,898
8.93% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,d
2,000 2,000
Amwins Group, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
98,750 97,992
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
98,698 96,780
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
49,622 49,244
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
29,626 28,629
Ryan Specialty LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 09/15/31
◊
24,688 24,626
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
19,750 19,761
Total Financial 419,930
INDUSTRIAL - 1 .1%
XPO, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 05/24/28
◊
79,286 79,336
Merlin Buyer, Inc.
due 03/26/33
h
50,000 50,000
Genesee & Wyoming, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
49,622 49,348
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
24,625 24,617
Dynasty Acquisition Co., Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
19,750 19,741
Capstone Acquisition Holdings,
Inc.
8.27% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,d
9,858 9,819
Total Industrial 232,861
CONSUMER, NON-CYCLICAL - 1 .1%
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
99,499 92,483
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 7.9% (continued)
CONSUMER, NON-CYCLICAL - 1.1% (continued)
TMF Sapphire Bidco BV
6.40% (3 Month Term SOFR
+ 2.75%) due 05/03/28
◊
79,000 $ 78,960
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
24,750 24,222
Thevelia US LLC
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 06/18/29
◊
24,621 24,108
Total Consumer, Non-cyclical 219,773
TECHNOLOGY - 0 .9%
Clearwater Analytics LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 02/10/32
◊
99,500 99,376
CCC Intelligent Solutions, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
98,808 97,943
Total Technology 197,319
ENERGY - 0 .5%
WhiteWater Matterhorn
Holdings LLC
5.44% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
99,750 99,126
COMMUNICATIONS - 0 .1%
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
20,000 19,979
Total Senior Floating Rate Interests
(Cost $1,651,378) 1,640,512
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $2,409,625) 10 2,750
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $3,611,250) 15 1,688
Total Listed Options Purchased
(Cost $11,229) 4,438

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
i
- 0 .2%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 782,000 $ 4,282
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 699,000 3,216
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 522,000 2,386
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 434,000 2,377
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 340,000 2,341
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 340,000 2,341
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 340,000 2,341
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 340,000 2,341
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 434,000 1,986
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 434,000 1,986
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 523,000 1,941
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 341,000 1,569
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 261,000 1,427
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 260,000 1,422
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 260,000 1,189
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
i
- 0.2% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 260,000 $ 965
Total OTC Interest Rate Swaptions Purchased
(Cost $37,851) 34,110
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 42,000 16
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 18,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 182,000 —
Total OTC Options Purchased
(Cost $9,579) 16
Total Investments - 103.3%
(Cost $21,345,487) $ 21,336,017
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $3,611,250) 15 (1,219)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $2,409,625) 10 (1,750)
Total Listed Options Written
(Premium received $5,608) (2,969)
OTC INTEREST RATE SWAPTIONS WRITTEN
i
- ( 0 .2 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 218,750 (219)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 218,750 (219)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 306,250 (253)

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
i
- (0.2)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 306,250 $ (253)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 350,000 (319)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 350,000 (319)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 340,000 (773)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 340,000 (773)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 340,000 (774)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 340,000 (774)
Total Interest Rate Swaptions (4,676)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 260,000 (755)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 260,000 (758)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 218,750 (893)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 218,750 (893)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 260,000 (987)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 261,000 (991)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
i
- (0.2)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 341,000 $ (999)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 306,250 (1,407)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 306,250 (1,407)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 350,000 (1,468)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 350,000 (1,468)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 522,000 (1,516)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 523,000 (1,525)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 434,000 (1,652)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 699,000 (2,030)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 782,000 (2,976)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 868,000 (3,304)
Total Interest Rate Swaptions (25,029)
Total OTC Interest Rate Swaptions Written
(Premium received $38,641) (29,705)
Other Assets & Liabilities, net - (3.1)% (654,643)
Total Net Assets - 100.0% $ 20,648,700

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $17,414,607 (cost $17,396,124), or 84.3% of total net assets.
d
Value determined based on Level 3 inputs — See Note 4 .
e
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
f
All or a portion of this security is pledged as swap collateral at March 31, 2026.
g
Payment-in-kind security.
h
Security is unsettled at period end and may not have a stated effective rate.
i
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note Futures Contracts 6 Jun 2026 $ 1,244,672 $ (2,151)
3-Month SOFR Futures Contracts 10 Dec 2027 2,414,875 (9,867)
$ (12,018)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 10 Dec 2026 2,409,125 $ 13,153
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
J.P. Morgan
Securities
LLC ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
$ 198,000
$ (10,908) $ (13,735) $ 2,827
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.37% Annually 10/02/30 $ 2,650,000 $ 33,146 $ 217 $ 32,929

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.38% Annually 02/17/31 $ 2,500,000 $ 27,834 $ — $ 27,834
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.85% Annually 10/02/40 675,000 15,587 256 15,331
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.64% Annually 10/02/35 775,000 13,762 1,355 12,407
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 375,000 9,031 — 9,031
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.29% Annually 02/23/28 600,000 (4,123) — (4,123)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 1,005,000 (8,006) (720) (7,286)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.50% AT Maturity 01/14/27 4,000,000 (8,649) — (8,649)
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.39% Annually 10/02/27 8,700,000 (59,342) 204 (59,546)
$ 19,240 $ 1,312 $ 17,928
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
JPMorgan Chase Bank, N.A. EUR Sell 305,000 353,406 USD 04/14/26 $ 676
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 782,000
$ 4,282
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
699,000
3,216

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
$ 522,000
$ 2,386
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
434,000
2,377
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,341
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,341
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,341
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,341
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
434,000
1,986
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
434,000
1,986
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
523,000
1,941
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
341,000
1,569
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
261,000
1,427
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
260,000
1,422
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
260,000
1,189
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
260,000
965
$ 34,110
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 218,750 $ (219)

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 218,750 $ (219)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 306,250 (253)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 306,250 (253)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 350,000 (319)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 350,000 (319)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (773)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (773)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (774)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (774)
$ (4,676)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 260,000 (755)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 260,000 (758)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 218,750 (893)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 218,750 (893)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 260,000 (987)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 261,000 (991)

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% $ 341,000 $ (999)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 306,250 (1,407)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 306,250 (1,407)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 350,000 (1,468)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 350,000 (1,468)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 522,000 (1,516)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 523,000 (1,525)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 434,000 (1,652)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 699,000 (2,030)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 782,000 (2,976)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 868,000 (3,304)
$ (25,029)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
SOFR — Secured Overnight Financing Rate

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$84,897 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 50,353 $ — $ 50,353
Money Market Funds 116,040 — — 116,040
Asset-Backed Securities — 9,974,114 425,198 10,399,312
Collateralized Mortgage Obligations — 7,230,131 — 7,230,131
Corporate Bonds — 1,861,105 — 1,861,105
Senior Floating Rate Interests — 1,527,795 112,717 1,640,512
Options Purchased 4,438 16 — 4,454
Interest Rate Swaptions Purchased — 34,110 — 34,110
Interest Rate Futures Contracts
a
13,153 — — 13,153
Credit Default Swap Agreements
a
— 2,827 — 2,827
Interest Rate Swap Agreements
a
— 97,532 — 97,532
Forward Foreign Currency Exchange Contracts
a
— 676 — 676
Unfunded Loan Commitments ( Note 9 )
a
— — 561 561
Total Assets $ 133,631 $ 20,778,659 $ 538,476 $ 21,450,766
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 2,969 $ — $ — $ 2,969
Interest Rate Swaptions Written — 29,705 — 29,705
Interest Rate Futures Contracts
a
12,018 — — 12,018
Interest Rate Swap Agreements
a
— 79,604 — 79,604
Total Liabilities $ 14,987 $ 109,309 $ — $ 124,296
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 325,198
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 100,000 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 112,717 Model Price Purchase Price — —
Unfunded Loan Commitments 561 Model Price Purchase Price — —
Total Assets $ 538,476

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 150,856 $ 198,426 $ (8,489) $ — $ —
Senior Floating Rate Interests 9,084 103,544 (77) 61 —
Unfunded Loan Commitments 43 — (769) — —
Total Assets $ 159,983 $ 301,970 $ (9,335) $ 61 $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ (492) $ 84,897 $ 425,198 $ (492)
Senior Floating Rate Interests 105 — 112,717 105
Unfunded Loan Commitments 1,287 — 561 1,287
Total Assets $ 900 $ 84,897 $ 538,476 $ 900
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due
02/25/65 6.61% 04/26/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29 — —
HOMES Trust 2025-NQM1, 5.86% due 01/25/70 6.86% 01/01/29 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 9.77% 08/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 9.09% 02/01/30
PRPM LLC 2025-2, 6.47% due 05/25/30 9.47% 05/01/28 10.47% 05/01/29
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2023-3, 6.74% due 03/25/68 7.74% 04/01/27 — —
Vista Point Securitization Trust 2024-CES1, 6.68% due
05/25/54 7.67% 04/01/28 — —

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments, at value (cost $21,345,487) $ 21,336,017
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 561
Cash 7,096
Unrealized appreciation on forward foreign currency exchange contracts 676
Prepaid expenses 3,714
Receivables:
Investments sold 1,011,131
Interest 125,058
Fund shares sold 17,811
Due from Investment Adviser 13,703
Foreign tax reclaims 1,191
Variation margin on futures contracts 94
Total assets 22,517,052
LIABILITIES:
Options written, at value (premiums received $44,249) 32,674
Payable for:
Investments purchased 1,779,035
Fund shares redeemed 30,735
Trustees’ fees and expenses* 19,311
Variation margin on interest rate swap agreements 2,041
Variation margin on credit default swap agreements 1,929
Fund accounting 469
Transfer agent fees 173
Other liabilities 1,985
Total liabilities
1,868,352
NET ASSETS $ 20,648,700
NET ASSETS CONSIST OF:
Paid-in capital $ 20,718,412
Total distributable earnings (loss) (69,712)
Net assets $ 20,648,700
SMA Class:
Net assets $ 20,648,700
Capital shares outstanding 1,042,582
Net asset value per share $ 19 .81
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 2,102
Interest
534,521
Total investment income 536,623
EXPENSES:
Professional fees 39,628
Trustees’ fees and expenses* 37,589
Registration and filing fees 18,097
Printing fees 15,208
Administration fees 10,274
Custodian fees 9,401
Insurance 8,902
Interest expense 8,816
Transfer agent fees 5,990
Fund accounting fees 469
Line of credit fees 246
Miscellaneous 2,397
Total expenses 157,017
Less:
Expenses reimbursed by Adviser (147,947)
Earnings credits applied (9)
Total reimbursed expenses (147,956)
Net expenses 9,061
Net investment income 527,562
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (7,282)
Swap agreements (674)
Futures contracts (2)
Options purchased (31,409)
Options written 27,042
Forward foreign currency exchange contracts 8,040
Foreign currency transactions 1,600
Net realized loss (2,685)
Net change in unrealized appreciation (depreciation) on:
Investments (133,452)
Swap agreements 23,765
Futures contracts 1,135
Options purchased (2,093)
Options written (2,368)
Forward foreign currency exchange contracts 614
Foreign currency translations (32)
Net change in unrealized appreciation (depreciation) (112,431)
Net realized and unrealized loss (115,116)
Net increase in net assets resulting from operations $ 412,446
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 527,562 $ 729,870
Net realized loss on investments (2,685) (108,650)
Net change in unrealized appreciation (depreciation) on investments (112,431) 133,333
Net increase in net assets resulting from operations 412,446 754,553
Distributions to shareholders (515,309) (725,563)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares 2,951,665 15,530,082
Distributions reinvested 515,308 725,563
Cost of shares redeemed (1,833,879) (693,140)
Net increase from capital share transactions 1,633,094 15,562,505
Net increase in net assets 1,530,231 15,591,495
NET ASSETS:
Beginning of period 19,118,469 3,526,974
End of period $ 20,648,700 $ 19,118,469
CAPITAL SHARE ACTIVITY:
Shares sold 148,265 782,730
Shares issued from reinvestment of distributions 25,894 36,547
Shares redeemed (92,031) (34,925)
Net increase in shares 82,128 784,352

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
SMA Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Period
Ended
09/30/2024
b
Per Share Data
Net asset value, beginning of period $ 19.91 $ 20.03 $ 20.00
Income (loss) from investment operations:
Net investment income (loss)
c
0 .54 1 .12 0 .15
Net gain (loss) on investments (realized and unrealized) ( 0 .11 ) ( 0 .12 ) 0 .03
Total from investment operations 0 .43 1 .00 0 .18
Less distributions from:
Net investment income ( 0 .53 ) ( 1 .12 ) ( 0 .15 )
Total distributions ( 0 .53 ) ( 1 .12 ) ( 0 .15 )
Net asset value, end of period $ 19.81 $ 19.91 $ 20.03
Total Return 2 .14% 5 .14% 0 .90%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 20,649 $ 19,118 $ 3,527
Ratios to average net assets:
Net investment income (loss) 5 .48% 5 .64% 0 .74%
Total expenses 1 .63% 1 .73% 0 .97%
Net expenses
d
0 .09% 0 .02% 0.00%
*
Portfolio turnover rate 8% 25% –
e
Supplemental Ratios to average net assets of:
Net expenses, excluding expenses excluded from the expense limitation agreement 0.00%
*
0.00%
*
0.00%
*
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Since commencement of operations: August 14, 2024.
c
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
Less than 1.0%.
*
Less than 0.01%.

CORE BOND FUND
March 31, 2026
52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
COMMON STOCKS - 0 .0%
FINANCIAL - 0 .0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,b
622,890 $ 62
INDUSTRIAL - 0 .0%
Constar International Holdings
LLC*
,a
68 —
Total Common Stocks
(Cost $—) 62
PREFERRED STOCKS - 1 .7%
FINANCIAL - 1 .6%
Wells Fargo & Co.
6.13% 7,900,000 7,929,733
6.85% 850,000 881,114
Citigroup, Inc.
6.63% 6,050,000 6,054,539
6.88% 2,300,000 2,316,233
Charles Schwab Corp.
4.00% 8,500,000 7,862,816
Bank of America Corp.
6.63% 4,000,000 4,100,980
6.25% 900,000 905,421
State Street Corp.
6.70% 4,870,000 4,948,417
Bank of New York Mellon Corp.
3.75% 3,900,000 3,812,396
5.95% 730,000 730,177
JPMorgan Chase & Co.
3.65% 2,350,000 2,339,220
6.50% 1,570,000 1,611,032
Depository Trust & Clearing
Corp.
3.38%
c
1,000,000 993,859
CNO Financial Group, Inc.
5.13% due 11/25/60 47,725 857,618
Corebridge Financial, Inc.
6.88% 548,000 558,399
First Republic Bank
4.25%* 77,975 16
Total Financial 45,901,970
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 04/15/86 90,000 2,246,400
6.50% due 06/01/85 17,450 432,935
Total Utilities 2,679,335
GOVERNMENT - 0 .0%
CoBank ACB
7.13% 500,000 514,375
INDUSTRIAL - 0 .0%
Constar International Holdings
LLC*
,a
7 —
Total Preferred Stocks
(Cost $51,757,643) 49,095,680
A
A
A SHARES VALUE
WARRANTS - 0 .0%
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,b
190,327 $ 19
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 6,510 13
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,b
69,210 7
Total Warrants
(Cost $15,075) 39
MONEY MARKET FUNDS
d
- 0 .7%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
e
20,107,972 20,107,972
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
e
842,133 842,133
Total Money Market Funds
(Cost $20,950,105) 20,950,105
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 39 .7%
GOVERNMENT AGENCY - 29 .4%
Uniform MBS 30 Year
5.00% due 06/01/56 166,804,000 164,144,532
3.00% due 05/01/56 107,195,000 94,052,700
2.50% due 05/01/56 72,005,000 60,503,889
2.00% due 05/01/56 15,965,000 12,851,201
Fannie Mae
5.50% due 11/01/55
f
85,754,282 86,186,423
5.00% due 11/01/55 26,500,457 26,154,232
5.50% due 03/01/55 18,439,368 18,743,773
3.00% due 05/01/52 16,216,136 14,275,629
5.50% due 05/01/55 12,869,016 12,958,201
5.50% due 07/01/54 8,584,972 8,737,614
6.00% due 07/01/54 7,545,949 7,805,333
5.00% due 01/25/53 6,409,956 6,402,362
5.00% due 10/25/51 5,310,925 5,318,517
5.00% due 11/25/53 4,133,816 4,140,745
5.50% due 04/01/55 3,676,106 3,701,113
5.50% due 09/01/54 2,972,458 3,024,956
6.00% due 09/01/54 2,821,146 2,918,975
2.78% due 05/01/51 2,535,985 1,961,258
2.32% due 02/01/51 1,910,671 1,408,537
2.00% due 09/01/50 1,921,290 1,374,461
6.50% due 04/25/49 1,297,247 1,307,928
2.11% due 10/01/50 1,696,505 1,232,369
2.27% due 02/01/51 1,590,090 1,165,598
2.39% due 02/01/51 1,323,864 985,975
4.24% due 08/01/48 961,438 854,902
2.58% due 10/01/51 1,112,785 835,248
3.46% due 08/01/49 883,908 759,483
4.37% due 10/01/48 668,361 631,846
4.25% due 05/01/48 583,292 541,085
due 12/25/43
g,h
525,609 397,002
Freddie Mac
5.50% due 02/01/56 48,815,908 49,067,177
3.00% due 05/01/52 48,063,574 42,312,031
5.50% due 11/01/55 16,628,506 16,715,790
6.00% due 08/01/54 15,531,227 16,089,574

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
GOVERNMENT AGENCY - 29.4% (continued)
5.50% due 09/01/53
f
12,411,194 $ 12,645,431
5.00% due 10/25/51 4,193,444 4,203,602
5.50% due 04/01/55 3,758,815 3,784,480
5.00% due 11/25/51 3,214,461 3,216,615
5.50% due 06/01/53 2,981,693 3,036,526
5.50% due 09/01/54 1,806,610 1,840,473
6.00% due 09/01/54 1,685,659 1,743,603
5.00% due 02/25/52 1,697,725 1,700,407
5.50% due 07/25/53 1,458,901 1,469,394
5.25% due 04/25/53 1,058,612 1,065,606
1.98% due 05/01/50 1,273,165 898,835
Ginnie Mae
5.00% due 06/20/56 71,791,548 70,840,141
5.25% due 03/20/52 3,889,411 3,917,276
5.00% due 01/20/55 2,153,576 2,141,719
6.00% due 06/20/47 212,794 212,968
Uniform MBS 15 Year
4.50% due 05/01/41 30,775,066 30,526,949
4.50% due 06/01/41 11,404,934 11,304,520
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 05/25/60 2,678,542 2,159,938
2.00% due 11/25/59 1,029,145 826,758
Fannie Mae-Aces
1.49% (WAC) due 03/25/35
◊,i
17,048,244 1,298,336
FARM Mortgage Trust
2.18% (WAC) due 01/25/51
◊,c
722,121 595,570
Total Government Agency 828,989,606
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8 .7%
OBX Trust
2025-R1, 5.19% due
09/25/62
c,j
4,910,175 4,873,037
2026-NQM5, 5.64% due
01/25/66
c,j
2,750,000 2,749,957
2024-NQM15, 5.57% due
10/25/64
c,j
2,264,260 2,273,138
2023-NQM9, 7.66% due
10/25/63
c,j
2,048,425 2,064,718
2026-NQM4, 5.38% due
02/25/66
c,j
1,850,000 1,846,192
2025-HE1, 5.56% (30 Day
Average SOFR + 1.90%)
due 02/25/55
◊,c
1,800,000 1,807,154
2024-NQM4, 6.22% due
01/25/64
c,j
1,575,503 1,582,513
2025-NQM13, 5.82% due
05/25/65
c,j
1,557,573 1,562,409
2025-NQM2, 5.95% due
11/25/64
c,j
952,794 959,776
2024-NQM5, 6.29% due
01/25/64
c,j
874,410 879,224
2025-NQM1, 5.85% due
12/25/64
c,j
874,607 877,406
2024-NQM6, 6.85% due
02/25/64
c,j
832,568 840,289
2024-NQM5, 5.99% due
01/25/64
c,j
749,494 753,433
2024-NQM6, 6.45% due
02/25/64
c,j
644,566 650,562
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
2024-NQM6, 6.70% due
02/25/64
c,j
537,140 $ 542,025
2024-NQM7, 6.24% due
03/25/64
c,j
534,211 538,382
2024-NQM7, 6.60% due
03/25/64
c,j
534,213 538,205
2024-NQM3, 6.33% due
12/25/63
c,j
531,000 533,845
2024-NQM3, 6.13% due
12/25/63
c,j
531,000 533,660
2024-NQM3, 6.43% due
12/25/63
c,j
531,000 533,073
2024-NQM8, 6.59% due
05/25/64
c,j
525,813 530,029
2024-NQM5, 6.39% due
01/25/64
c,j
499,663 502,310
2024-NQM8, 6.23% due
05/25/64
c,j
442,783 446,484
2025-NQM13, 5.61% due
05/25/65
c,j
428,332 429,169
2024-NQM7, 6.45% due
03/25/64
c,j
320,528 322,865
2024-NQM2, 6.18% due
12/25/63
c,j
265,688 266,447
FIGRE Trust
2026-HE1, 5.43% (WAC) due
01/25/56
◊,c
3,142,165 3,110,199
2024-HE5, 5.44% (WAC) due
10/25/54
◊,c
2,179,494 2,188,546
2024-HE2, 6.38% (WAC) due
05/25/54
◊,c
2,022,451 2,062,642
2025-PF2, 5.02% (WAC) due
10/25/55
◊,c
1,997,966 1,978,319
2024-HE1, 6.17% (WAC) due
03/25/54
◊,c
1,807,872 1,838,135
2024-HE6, 5.72% (WAC) due
12/25/54
◊,c
1,827,533 1,837,397
2025-HE8, 5.21% (WAC) due
11/25/55
◊,c
1,788,863 1,777,651
2026-HE2, 5.25% (WAC) due
01/25/56
◊,c
1,650,000 1,632,650
2025-HE1, 5.83% (WAC) due
01/25/55
◊,c
1,295,018 1,303,137
2024-HE4, 5.06% (WAC) due
09/25/54
◊,c
1,125,509 1,125,996
2025-HE1, 5.93% (WAC) due
01/25/55
◊,c
982,690 988,807
2024-HE3, 6.13% (WAC) due
07/25/54
◊,c
832,234 843,343
2025-PF1, 5.76% (WAC) due
06/25/55
◊,c
474,259 475,878
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,c
6,083,678 5,694,704
2021-13, 2.50% (WAC) due
04/25/52
◊,c
2,717,355 2,555,296
2026-CES1, 4.91% due
06/25/56
c,j
2,037,783 2,021,476
2026-CES1, 4.96% due
06/25/56
c,j
2,037,783 2,021,463
2026-VIS1, 5.04% due
06/25/66
c,j
1,837,030 1,821,642

CORE BOND FUND
March 31, 2026
54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
2026-VIS1, 5.24% due
06/25/66
c,j
1,439,834 $ 1,427,796
2024-NQM1, 5.85% due
02/25/64
c,j
1,296,910 1,301,477
2025-1, 6.00% (WAC) due
06/25/55
◊,c
872,801 877,589
GCAT Trust
2025-NQM2, 5.60% due
04/25/70
c
4,404,789 4,424,571
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,c
4,089,050 3,953,992
2025-NQM4, 5.73% due
06/25/70
c,j
2,863,990 2,870,371
2025-INV3, 6.00% (WAC) due
08/25/55
◊,c
2,207,758 2,229,256
2023-NQM3, 6.89% due
08/25/68
c,j
1,093,401 1,100,004
2023-NQM3, 7.34% due
08/25/68
c,j
1,093,487 1,099,587
2024-NQM2, 6.54% due
06/25/59
c,j
492,182 495,577
2024-NQM2, 6.09% due
06/25/59
c,j
246,065 247,742
Towd Point Mortgage Trust
2026-CES1, 5.32% due
01/25/66
c,j
4,500,000 4,471,823
2025-CES4, 5.46% due
10/25/65
c,j
3,300,000 3,292,530
2024-4, 4.55% (WAC) due
10/27/64
◊,c
2,283,032 2,284,930
2025-1, 4.81% (WAC) due
06/25/65
◊,c
1,225,111 1,213,981
2023-CES2, 7.29% (WAC)
due 10/25/63
◊,c
920,874 926,312
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,c
353,826 354,029
Verus Securitization Trust
2026-3, 5.33% due 03/25/71
c,j
4,487,000 4,451,874
2024-1, 6.12% due 01/25/69
c,j
2,242,427 2,247,625
2024-9, 5.89% due 11/25/69
c,j
2,015,475 2,022,674
2025-1, 5.98% due 01/25/70
c,j
1,243,720 1,249,260
2025-2, 5.51% due 03/25/70
c,j
1,157,298 1,157,438
2023-7, 7.42% due 10/25/68
c,j
738,679 743,568
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69
c,j
3,357,260 3,368,009
2025-12, 5.34% due
12/25/70
c,j
2,568,774 2,554,622
2024-4, 6.20% due 01/25/69
c,j
1,692,005 1,704,211
2024-3, 4.80% due 11/26/68
c,j
1,536,286 1,527,152
2023-1, 4.75% due 09/26/67
c,j
1,153,479 1,148,670
2024-4, 6.50% due 01/25/69
c,j
513,644 517,044
2024-4, 6.40% due 01/25/69
c,j
241,715 243,326
2020-1, 2.77% (WAC) due
12/25/59
◊,a,c
121,680 118,812
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due
08/25/66
◊,c
4,000,000 2,851,359
2023-4, 7.62% due 10/25/68
c,j
2,029,163 2,043,969
2023-3, 7.18% due 09/25/68
c,j
1,622,479 1,631,828
2024-1, 6.14% due 02/25/69
c,j
812,417 815,705
2025-3, 5.56% due 03/25/70
c,j
701,847 702,026
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
2024-2, 6.13% due 04/25/69
c,j
577,135 $ 580,357
2023-3, 7.58% due 09/25/68
c,j
523,413 526,419
2024-2, 6.33% due 04/25/69
c,j
262,614 263,974
2024-2, 6.43% due 04/25/69
c,j
262,614 263,920
BRAVO Residential Funding
Trust
2025-NQM2, 5.83% due
11/25/64
c,j
2,939,552 2,950,844
2025-CES1, 5.70% due
02/25/55
c,j
1,746,415 1,756,240
2023-NQM2, 4.50% due
05/25/62
c,j
1,483,514 1,470,715
2024-NQM3, 6.39% due
03/25/64
c,j
937,835 943,990
2023-NQM8, 7.10% due
10/25/63
c,j
807,191 812,222
2024-CES1, 6.38% due
04/25/54
c,j
589,204 594,300
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due
11/25/69
◊,c
2,337,494 2,345,012
2026-NQM1, 4.95% due
02/25/61
c,j
1,574,582 1,556,221
2026-NQM1, 5.16% due
02/25/61
c,j
1,205,539 1,193,744
2025-H1, 5.89% due
02/25/70
c,j
1,044,710 1,049,181
2025-H1, 5.99% due
02/25/70
c,j
756,514 759,436
2025-H2, 5.66% due
03/25/70
c,j
754,907 754,937
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
c,j
2,694,417 2,706,487
2024-CES2, 5.25% due
10/25/54
c,j
2,122,795 2,118,301
2024-CES3, 5.68% due
01/25/55
c,j
1,930,620 1,936,826
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
c,j
2,700,000 2,689,652
2024-RTL5, 5.32% due
09/25/39
c,j
2,200,000 2,200,036
2025-RTL3, 5.24% due
08/25/40
c,j
1,700,000 1,696,747
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,c
2,803,199 2,765,050
2025-1, 5.50% (WAC) due
02/25/55
◊,c
2,014,151 2,015,469
2025-4, 5.50% (WAC) due
09/25/55
◊,c
1,537,509 1,539,083
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,c
4,945,385 5,008,529
2025-INV7, 6.00% (WAC) due
06/25/56
◊,c
935,173 943,923
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC)
due 11/25/60
◊,c
5,810,000 4,979,406

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
RCKT Mortgage Trust
2024-CES4, 6.15% due
06/25/44
c,j
1,626,808 $ 1,637,973
2023-CES2, 6.81% (WAC)
due 09/25/43
◊,c
1,575,538 1,581,536
2025-CES1, 5.65% due
01/25/45
c,j
914,449 918,908
2025-CES7, 5.48% due
07/25/55
c,j
807,368 808,466
SG Residential Mortgage Trust
2026-1, 5.14% due 01/25/66
c,j
4,971,605 4,924,961
EFMT
2025-CES1, 5.73% due
01/25/60
c,j
3,681,843 3,700,155
2024-CES1, 5.52% due
01/26/60
c,j
776,611 778,789
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
c,j
4,349,198 4,306,724
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,c
4,400,000 4,111,527
New Residential Mortgage Loan
Trust
2024-NQM2, 5.37% due
09/25/64
c
1,160,570 1,155,170
2024-NQM2, 5.42% due
09/25/64
c
1,160,570 1,154,082
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,c
1,103,080 1,108,439
2019-6A, 3.50% (WAC) due
09/25/59
◊,c
284,632 268,044
GS Mortgage-Backed Securities
Trust
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,c
3,861,858 3,593,426
2020-NQM1, 1.79% (WAC)
due 09/27/60
◊,a,c
93,232 88,186
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,c
1,661,225 1,666,979
2023-FIG4, 6.72% (WAC) due
11/25/53
◊,c
1,115,561 1,145,712
2025-LOC4, 5.51% (30 Day
Average SOFR + 1.85%)
due 06/25/55
◊,c
830,613 831,609
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
c,j
3,650,000 3,633,265
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
c,j
2,310,505 2,203,725
2024-RS2, 3.00% due
08/01/69
c,j
1,492,156 1,415,292
PRKCM Trust
2025-AFC1, 5.25% due
10/25/60
c,j
1,914,097 1,907,162
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
2026-AFC1, 5.03% due
02/25/61
c,j
1,393,135 $ 1,377,117
PRPM LLC
2024-RPL2, 3.50% due
05/25/54
c,j
1,604,209 1,564,319
2025-RPL3, 3.25% due
04/25/55
c,j
850,000 814,467
2023-RCF1, 4.00% due
06/25/53
c,j
564,144 558,127
BARC
2026-CES1, 5.15% due
01/25/56
c,j
1,950,000 1,917,892
2026-CES1, 5.05% due
01/25/56
c,j
1,029,858 1,012,902
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
c,j
2,650,000 2,644,299
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
c,j
2,039,116 1,979,240
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,c
861,300 864,769
2025-6, 5.50% (WAC) due
07/25/55
◊,c
634,645 635,096
2024-5, 6.00% (WAC) due
06/25/54
◊,c
409,186 409,694
HOMES Trust
2026-NQM1, 5.05% due
09/25/70
c,j
1,725,613 1,706,861
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
c,j
1,600,000 1,597,054
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC)
due 03/25/67
◊,c
701,746 661,125
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,c
701,746 659,789
Morgan Stanley Residential
Mortgage Loan Trust
2024-NQM3, 5.04% (WAC)
due 07/25/69
◊,c
608,216 606,374
2024-NQM3, 5.35% due
07/25/69
c,j
608,228 606,201
CFMT LLC
2022-HB9, 3.25% (WAC) due
09/25/37
◊,c
1,058,445 1,044,409
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
c,j
1,000,000 998,835
Starwood Mortgage Residential
Trust
2020-1, 2.41% (WAC) due
02/25/50
◊,c
496,630 478,023
2020-1, 2.56% (WAC) due
02/25/50
◊,c
496,630 477,369
American Home Mortgage
Investment Trust
2007-1, 2.08% due 05/25/47
i
5,481,562 841,391

CORE BOND FUND
March 31, 2026
56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.7% (continued)
ACHM Trust
2025-HE1, 5.92% (WAC) due
03/25/55
◊,c
798,102 $ 807,627
MFA Trust
2021-INV1, 2.29% (WAC) due
01/25/56
◊,a,c
700,000 662,954
CSMC Trust
2018-RPL9, 3.85% (WAC)
due 09/25/57
◊,c
424,838 417,739
2020-NQM1, 2.72% due
05/25/65
a,c
92,449 88,221
Securitized Asset-Backed
Receivables LLC Trust
2006-HE2, 3.94% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 07/25/36
◊
1,281,652 481,641
RALI Series Trust
2006-QO2, 4.23% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
1,487,218 240,992
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.70% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
197,115 172,185
MASTR Adjustable Rate
Mortgages Trust
2003-5, 2.62% (WAC) due
11/25/33
◊,a
181,936 163,924
Residential Mortgage Loan
Trust
2020-1, 2.68% (WAC) due
01/26/60
◊,a,c
4,445 4,427
Total Residential Mortgage-Backed Securities 246,240,536
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .2%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due
12/12/53 8,000,000 6,627,846
2020-GC45, 0.61% (WAC)
due 02/13/53
◊,i
17,533,346 329,657
2019-GC42, 0.82% (WAC)
due 09/10/52
◊,i
13,599,499 314,982
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due
10/15/51
◊
7,000,000 6,423,088
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,c
2,400,000 2,392,500
2024-VLT4, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
06/15/41
◊,c
1,700,000 1,686,719
2024-VLT4, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,c
1,450,000 1,440,937
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
(continued)
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 1.84%) due
06/15/38
◊,c
4,000,000 $ 3,393,882
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/25/40
c
2,254,358 2,241,043
SMRT
2022-MINI, 5.62% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,c
2,000,000 1,993,750
BX Commercial Mortgage Trust
2024-AIRC, 5.36% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,c
910,614 911,467
2024-AIRC, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
08/15/41
◊,c
867,251 868,064
Life Mortgage Trust
2021-BMR, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.40%) due
03/15/38
◊,c
1,400,000 1,302,000
BMP
2024-MF23, 5.31% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
06/15/41
◊,c
1,000,000 999,375
GS Mortgage Securities Corp.
Trust
2020-DUNE, 5.29% (1 Month
Term SOFR + 1.61%,
Rate Floor: 1.35%) due
12/15/36
◊,c
815,545 811,131
Benchmark Mortgage Trust
2019-B14, 0.74% (WAC) due
12/15/62
◊,i
17,009,889 312,637
2018-B6, 0.39% (WAC) due
10/10/51
◊,i
27,820,090 204,734
Citigroup Commercial Mortgage
Trust
2019-GC43, 0.61% (WAC)
due 11/10/52
◊,i
18,321,844 342,452
2016-P5, 1.35% (WAC) due
10/10/49
◊,i
1,177,257 677
2016-C2, 1.78% (WAC) due
08/10/49
◊,i
1,590,680 536
CSAIL Commercial Mortgage
Trust
2019-C15, 0.99% (WAC) due
03/15/52
◊,i
10,740,852 238,498
UBS Commercial Mortgage
Trust
2017-C2, 1.03% (WAC) due
08/15/50
◊,i
6,717,309 65,865

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 39.7% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
(continued)
SG Commercial Mortgage
Securities Trust
2016-C5, 1.76% (WAC) due
10/10/48
◊,i
5,450,601 $ 3,783
Wells Fargo Commercial
Mortgage Trust
2016-C37, 0.77% (WAC) due
12/15/49
◊,i
2,083,199 3,122
Morgan Stanley Capital I Trust
2016-UB11, 1.58% (WAC)
due 08/15/49
◊,i
3,874,588 1,884
CD Mortgage Trust
2016-CD1, 1.33% (WAC) due
08/10/49
◊,i
1,595,943 69
JPMDB Commercial Mortgage
Securities Trust
2016-C2, 1.44% (WAC) due
06/15/49
◊,i
2,589,560 26
Total Commercial Mortgage-Backed Securities 32,910,724
MILITARY HOUSING - 0 .4%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 4.65% (WAC) due
11/25/55
◊,c
6,543,456 5,728,872
2015-R1, 4.45% (WAC) due
11/25/52
◊,c
2,562,223 2,326,903
2015-R1, 0.70% (WAC) due
11/25/55
◊,c,i
9,576,847 532,357
Capmark Military Housing Trust
2006-RILY, 6.15% due
07/10/51
a,c
2,158,792 1,937,133
2007-ROBS, 6.06% due
10/10/52
a,c
436,352 405,088
2007-AETC, 5.75% due
02/10/52
a,c
256,089 229,753
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, 6.11% due
08/10/52
a,c
1,371,199 1,316,131
Total Military Housing 12,476,237
Total Collateralized Mortgage Obligations
(Cost $1,134,419,523) 1,120,617,103
U.S. GOVERNMENT SECURITIES - 25 .2%
U.S. Treasury Notes
3.63% due 03/31/28 66,300,000 66,059,145
4.00% due 07/31/32 65,000,000 64,672,461
4.63% due 04/30/31 60,000,000 61,781,250
3.63% due 12/31/30 50,000,000 49,320,312
3.75% due 08/31/31
f
44,220,000 43,670,704
4.13% due 03/31/31 35,832,400 36,085,746
4.13% due 11/15/27 25,000,000 25,107,422
4.00% due 11/15/35 21,725,000 21,192,059
4.13% due 10/31/31 21,000,000 21,109,922
4.25% due 08/15/35 5,500,000 5,479,375
3.88% due 10/15/27 3,580,000 3,582,238
4.00% due 05/31/30 1,031,600 1,035,106
A
A
A
FACE
AMOUNT
~
VALUE
U.S. GOVERNMENT SECURITIES - 25.2% (continued)
U.S. Treasury Bonds
1.75% due 08/15/41
f
116,300,000 $ 77,752,910
1.88% due 02/15/41 55,820,000 38,670,613
due 05/15/51
g,h
102,110,000 28,723,417
2.00% due 11/15/41 31,500,000 21,784,219
due 05/15/55
g,h
46,977,000 11,131,476
due 05/15/44
g,h
22,370,000 9,072,446
due 02/15/52
g,h
19,980,000 5,431,890
due 02/15/46
g,h
9,880,000 3,639,029
due 11/15/44
g,h
4,455,000 1,754,761
4.75% due 08/15/55 420,000 409,303
U.S. Treasury Inflation Indexed
Bonds
1.88% due 07/15/35
k
53,432,585 53,169,949
2.13% due 01/15/35
k
25,497,786 25,927,655
1.88% due 01/15/36
k
23,773,275 23,486,235
2.38% due 02/15/55
k
10,333,269 9,602,167
1.38% due 07/15/33
k
2,066,914 2,020,314
Total U.S. Government Securities
(Cost $726,868,230) 711,672,124
CORPORATE BONDS - 23 .7%
FINANCIAL - 12 .8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31
c
6,200,000 5,565,714
5.50% due 10/28/32
c
2,000,000 1,982,906
3.25% due 11/15/30 1,900,000 1,745,677
Citigroup, Inc.
5.83% due 02/13/35
l
4,900,000 4,964,375
6.50%
l,m
2,600,000 2,593,693
4.50% due 09/11/31
l
1,050,000 1,038,066
Macquarie Bank Ltd.
5.64% due 08/13/36
c,l
5,450,000 5,420,228
3.62% due 06/03/30
c
2,090,000 1,983,278
BPCE S.A.
2.28% due 01/20/32
c,l
8,200,000 7,228,556
Nippon Life Insurance Co.
2.75% due 01/21/51
c,l
8,150,000 7,176,787
American National Group, Inc.
5.00% due 06/15/27 4,521,000 4,496,140
7.00% due 12/01/55
l
1,875,000 1,778,104
6.00% due 07/15/35 650,000 633,676
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
c
6,450,000 6,301,531
7.75% due 06/15/55
l
500,000 524,970
GLP Capital, LP / GLP
Financing II, Inc.
4.00% due 01/15/31 3,510,000 3,318,987
5.63% due 03/01/36 1,400,000 1,361,637
5.75% due 11/01/37 1,050,000 1,016,262
5.30% due 01/15/29 900,000 907,806
Morgan Stanley
5.25% due 04/21/34 2,085,000 2,091,511
4.71% due 03/12/32
l
1,490,000 1,479,968
5.31% due 01/18/41
l
1,060,000 1,023,242
5.94% due 02/07/39
l
975,000 996,691
6.63% due 11/01/34
l
545,000 593,031
Brighthouse Financial Global
Funding
5.65% due 06/10/29
c
5,985,000 6,025,779

CORE BOND FUND
March 31, 2026
58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
Fairfax Financial Holdings Ltd.
5.75% due 05/20/35 2,350,000 $ 2,408,423
3.38% due 03/03/31 1,630,000 1,517,693
6.50% due 05/20/55 1,000,000 1,026,029
5.63% due 08/16/32 1,000,000 1,025,872
Societe Generale S.A.
5.52% due 01/19/28
c,l
2,750,000 2,768,307
5.40% due 04/10/37
c,l
2,500,000 2,418,568
3.34% due 01/21/33
c,l
490,000 442,299
5.25% due 05/22/29
c,l
300,000 302,911
Allianz SE
3.20%
c,l,m
5,000,000 4,661,339
6.55%
c,l,m
1,200,000 1,202,239
TPG Operating Group II, LP
5.38% due 01/15/36 4,346,000 4,203,033
5.88% due 03/05/34 1,593,000 1,615,489
Liberty Mutual Group, Inc.
4.13% due 12/15/51
c,l
5,800,000 5,666,056
Safehold GL Holdings LLC
2.85% due 01/15/32 2,428,000 2,174,435
2.80% due 06/15/31 1,771,000 1,604,037
6.10% due 04/01/34 1,226,000 1,288,276
5.65% due 01/15/35 284,000 287,219
Wilton RE Ltd.
6.00%
c,l,m
5,426,000 5,205,311
Blue Owl Capital GP LLC
7.21% due 08/22/43
a
5,000,000 5,137,559
Brookfield Finance, Inc.
5.81% due 03/03/55 1,990,000 1,885,116
5.33% due 01/15/36 1,550,000 1,517,639
4.70% due 09/20/47 650,000 539,924
3.63% due 02/15/52 620,000 419,141
3.50% due 03/30/51 630,000 418,606
5.68% due 01/15/35 300,000 302,584
Global Atlantic Fin Co.
7.25% due 03/01/56
c,l
3,730,000 3,515,757
6.75% due 03/15/54
c
969,000 902,654
7.95% due 10/15/54
c,l
650,000 625,860
National Australia Bank Ltd.
5.90% due 01/14/36
c,l
3,960,000 4,066,697
2.99% due 05/21/31
c
975,000 886,633
Argentum Netherlands BV for
Swiss Re Ltd.
5.63% due 08/15/52
l
4,350,000 4,355,727
Credit Agricole S.A.
5.26% due 01/12/37
c,l
2,600,000 2,543,472
4.86% (SOFR + 1.21%) due
09/11/28
◊,c
990,000 994,345
5.22% due 05/27/31
c,l
400,000 404,859
PartnerRe Finance B LLC
4.50% due 10/01/50
l
4,040,000 3,867,631
Australia & New Zealand
Banking Group Ltd.
5.82% due 06/18/36
c,l
2,170,000 2,207,844
2.57% due 11/25/35
c,l
1,800,000 1,608,787
BNP Paribas S.A.
4.92% due 01/15/34
c,l
2,760,000 2,698,786
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
2.87% due 04/19/32
c,l
1,200,000 $ 1,088,111
Goldman Sachs Group, Inc.
5.39% due 02/02/41
l
2,850,000 2,753,530
4.02% due 10/31/38
l
1,170,000 1,021,355
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
c,l
3,750,000 3,753,424
F&G Global Funding
5.88% due 01/16/30
c
3,700,000 3,746,282
Jefferies Financial Group, Inc.
5.50% due 02/15/36 3,120,000 2,994,558
6.20% due 04/14/34 700,000 713,868
First American Financial Corp.
4.00% due 05/15/30 3,180,000 3,032,665
5.45% due 09/30/34 490,000 480,235
Carlyle Group, Inc.
5.05% due 09/19/35 3,630,000 3,502,381
MetLife, Inc.
6.35% due 03/15/55
l
2,350,000 2,384,665
5.85% due 03/15/56
l
1,100,000 1,079,641
Maple Grove Funding Trust I
4.16% due 08/15/51
c
4,750,000 3,425,639
Commonwealth Bank of
Australia
5.93% due 03/14/46
c,l
3,420,000 3,415,104
Sumitomo Life Insurance Co.
3.38% due 04/15/81
c,l
2,500,000 2,281,006
5.88% due 09/10/55
c,l
1,150,000 1,125,193
Grand River Funding Trust II
7.28% due 02/15/56
c
3,230,000 3,378,581
Stewart Information Services
Corp.
3.60% due 11/15/31 3,740,000 3,306,433
Capital One Financial Corp.
5.20% due 09/11/36
l
1,500,000 1,454,144
5.40% due 01/30/37
l
1,090,000 1,068,055
6.05% due 02/01/35
l
750,000 775,064
Reinsurance Group of America,
Inc.
5.75% due 09/15/34 1,750,000 1,777,684
6.38% due 09/15/56
l
900,000 869,941
6.65% due 09/15/55
l
500,000 497,774
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,c
EUR 2,600,000 3,004,820
Standard Chartered plc
5.01% due 10/15/30
c,l
1,281,000 1,291,716
4.53% due 06/05/32
c,l
1,100,000 1,074,040
4.64% due 04/01/31
c,l
579,000 574,707
Sumitomo Mitsui Financial
Group, Inc.
4.84% (SOFR + 1.17%) due
07/09/29
◊
1,000,000 1,005,260
5.05% due 01/15/37
l
975,000 958,862
5.57% due 01/15/47
l
975,000 943,509
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
c
3,150,000 2,906,751

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
FS KKR Capital Corp.
3.25% due 07/15/27 1,800,000 $ 1,729,173
2.63% due 01/15/27 1,182,000 1,147,113
Pacific Beacon LLC
5.51% due 07/15/36
c
2,900,000 2,854,280
Equitable Holdings, Inc.
6.70% due 03/28/55
l
2,800,000 2,825,735
Host Hotels & Resorts, LP
5.70% due 07/01/34 2,750,000 2,778,683
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
a
2,700,000 2,599,027
Apollo Global Management, Inc.
5.15% due 08/12/35 2,625,000 2,542,326
AmFam Holdings, Inc.
2.81% due 03/11/31
c
1,800,000 1,578,932
3.83% due 03/11/51
c
1,350,000 924,052
200 Park Funding Trust
5.74% due 02/15/55
c
2,550,000 2,449,933
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
c
2,450,000 2,448,575
Belrose Funding Trust II
6.79% due 05/15/55
c
2,440,000 2,443,850
Omnis Funding Trust
6.72% due 05/15/55
c
2,410,000 2,436,325
Enstar Group Ltd.
7.50% due 04/01/45
c,l
1,300,000 1,335,944
3.10% due 09/01/31 1,170,000 1,032,361
Corebridge Global Funding
4.55% due 01/09/31
c
2,375,000 2,344,801
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
c
2,450,000 2,283,061
Nationwide Mutual Insurance
Co.
4.35% due 04/30/50
c
2,967,000 2,246,041
Blue Owl IV SR SEC A
5.94% due 08/22/45
a
2,288,000 2,233,133
Nuveen LLC
5.85% due 04/15/34
c
2,150,000 2,221,193
EQT AB
5.85% due 05/08/35
c
2,210,000 2,214,880
Farmers Insurance Exchange
7.00% due 10/15/64
c,l
2,200,000 2,198,833
Dai-ichi Life Insurance Co. Ltd.
6.20%
c,l,m
2,150,000 2,162,795
Henneman Trust
6.58% due 05/15/55
c
2,100,000 2,109,845
Ascot Group Ltd.
6.35% due 06/15/35
c,l
2,050,000 2,091,773
Blue Owl IV SR SEC B
5.94% due 08/22/45
a
2,112,000 2,061,353
Dyal Capital Partners III (A), LP
4.40% due 06/15/40
a
1,111,369 1,057,544
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
6.55% due 06/15/44
a
980,000 $ 984,097
Fort Carson Family Housing
LLC
5.68% due 12/15/45 2,050,000 2,038,524
Westpac Banking Corp.
3.02% due 11/18/36
l
1,200,000 1,073,476
3.13% due 11/18/41 805,000 591,328
2.67% due 11/15/35
l
295,000 264,981
Lazard Group LLC
5.63% due 08/01/35 1,875,000 1,870,970
Bank of New York Mellon Corp.
5.63%
l,m
1,875,000 1,836,206
Americo Life, Inc.
3.45% due 04/15/31
c
2,060,000 1,815,939
Mid-Atlantic Military Family
Communities LLC
5.30% due 08/01/50
c
2,067,901 1,749,708
Trustage Financial Group, Inc.
4.63% due 04/15/32
c
1,750,000 1,672,795
Corebridge Life Holdings, Inc.
8.13% due 03/15/46
c
1,400,000 1,657,177
Loews Corp.
4.94% due 04/01/36 1,690,000 1,653,846
RLI Corp.
5.38% due 06/01/36 1,700,000 1,636,401
Prologis Targeted US Logistics
Fund, LP
4.63% due 03/15/33
c
1,650,000 1,604,577
HSBC Holdings plc
4.62% due 11/06/31
l
1,080,000 1,065,001
5.13% due 03/03/31
l
530,000 535,989
Cliffwater Corporate Lending
Fund
6.77% due 08/04/28
a
1,550,000 1,593,800
American Express Co.
4.68% (SOFR + 1.02%) due
01/30/31
◊
1,010,000 1,010,495
5.41% due 02/08/41
l
570,000 565,592
American National Global
Funding
4.63% due 12/15/28
c
1,080,000 1,071,707
5.25% due 06/03/30
c
500,000 497,962
VICI Properties, LP
5.63% due 04/01/35 1,550,000 1,542,766
Nationwide Building Society
5.54% due 07/14/36
c,l
1,500,000 1,504,239
CNO Financial Group, Inc.
6.45% due 06/15/34 1,440,000 1,485,888
Grand River Funding Trust I
6.31% due 02/15/36
c
1,450,000 1,462,812
Gabx Leasing LLC
4.63% due 04/15/31
c
760,000 749,219
5.30% due 04/15/36
c
700,000 687,123
Avilease Capital Ltd.
4.75% due 11/12/30
c
1,475,000 1,435,382

CORE BOND FUND
March 31, 2026
60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
HS Wildcat LLC
3.83% due 12/31/50
a
1,957,591 $ 1,426,072
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 1,450,000 1,416,036
Dyal Capital Partners III (B), LP
6.55% due 06/15/44
a
770,000 773,164
4.40% due 06/15/40
a
638,631 607,701
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
5.88% due 05/23/42
c,l
1,350,000 1,379,559
Ares Finance Co. II LLC
3.25% due 06/15/30
c
1,469,000 1,376,178
Fortitude Group Holdings LLC
6.25% due 04/01/30
c
1,350,000 1,374,789
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,a
1,350,000 1,350,000
Beacon Funding Trust
6.27% due 08/15/54
c
1,350,000 1,334,121
RGA Global Funding
5.05% due 12/06/31
c
1,300,000 1,300,171
Hanover Insurance Group, Inc.
5.50% due 09/01/35 1,300,000 1,288,730
Santander UK Group Holdings
plc
5.14% due 09/22/36
l
1,260,000 1,216,737
Citadel Securities Global
Holdings LLC
5.50% due 06/18/30
c
525,000 533,361
5.75% due 03/27/36
c
400,000 394,707
6.20% due 06/18/35
c
250,000 255,768
KKR Group Finance Co. VIII
LLC
3.50% due 08/25/50
c
1,650,000 1,090,525
Brookfield Capital Finance LLC
6.09% due 06/14/33 1,040,000 1,084,638
Lloyds Banking Group plc
4.43% due 11/04/31
l
1,090,000 1,074,675
Protective Life Corp.
4.70% due 01/15/31
c
1,070,000 1,059,691
Janus Henderson US Holdings,
Inc.
5.45% due 09/10/34 1,060,000 1,056,843
Prudential Financial, Inc.
3.70% due 10/01/50
l
1,160,000 1,053,785
UBS Group AG
4.84% due 11/06/33
c,l
1,070,000 1,052,442
National Health Investors, Inc.
5.35% due 02/01/33 1,070,000 1,051,426
Canadian Imperial Bank of
Commerce
4.58% due 09/08/31
l
1,050,000 1,045,533
JPMorgan Chase & Co.
5.58% due 07/23/36
l
1,030,000 1,043,087
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
KBC Group N.V.
6.32% due 09/21/34
c,l
960,000 $ 1,027,087
Athene Global Funding
2.67% due 06/07/31
c
1,170,000 1,020,287
Bank of America Corp.
3.56% due 04/23/27
l
1,020,000 1,019,465
Bank of Nova Scotia
4.74% (SOFR Compounded
Index + 1.08%) due
08/01/29
◊
1,010,000 1,017,534
Nordea Bank Abp
4.67% (SOFR + 1.02%) due
09/10/29
◊,c
1,000,000 1,013,354
DNB Bank ASA
4.72% (SOFR + 1.06%) due
11/05/30
◊,c
1,000,000 1,005,340
Intesa Sanpaolo SpA
7.80% due 11/28/53
c
860,000 1,004,634
Ally Financial, Inc.
6.18% due 07/26/35
l
1,000,000 1,002,905
SiriusPoint Ltd.
7.00% due 04/05/29 960,000 1,001,839
Belvoir Land LLC
5.60% due 12/15/35
c
1,000,000 988,060
BGC Group, Inc.
8.00% due 05/25/28 930,000 980,242
Pine Street Trust III
6.22% due 05/15/54
c
960,000 958,569
Nassau Companies of New York
7.88% due 07/15/30
c
1,047,000 956,402
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
c
1,266,000 935,229
Blue Owl Finance LLC
6.25% due 04/18/34 970,000 932,540
Rocket Companies, Inc.
6.38% due 08/01/33
c
900,000 909,670
Symetra Life Insurance Co.
6.55% due 10/01/55
c
900,000 901,770
Barclays plc
4.52% due 02/24/32
l
900,000 880,284
Macquarie Group Ltd.
2.87% due 01/14/33
c,l
980,000 876,826
Mutual of Omaha Insurance Co.
6.14% due 01/16/64
c,l
850,000 857,091
Apollo Management Holdings,
LP
2.65% due 06/05/30
c
930,000 853,368
Deutsche Bank AG
3.55% due 09/18/31
l
880,000 827,308
Globe Life, Inc.
5.85% due 09/15/34 740,000 762,369
Fort Moore Family Communities
LLC
6.09% due 01/15/51
c
841,028 755,030

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
FINANCIAL - 12.8% (continued)
CoStar Group, Inc.
2.80% due 07/15/30
c
783,000 $ 708,058
UBS AG
4.63% due 02/16/32
l
700,000 697,591
Penn Mutual Life Insurance Co.
3.80% due 04/29/61
c
950,000 628,028
Assured Guaranty US Holdings,
Inc.
3.60% due 09/15/51 800,000 540,109
Horace Mann Educators Corp.
4.70% due 10/01/30 540,000 531,426
LPL Holdings, Inc.
6.00% due 05/20/34 510,000 520,175
Citizens Financial Group, Inc.
6.65% due 04/25/35
l
470,000 503,728
GA Global Funding Trust
4.50% due 09/18/30
c
500,000 481,276
Assurant, Inc.
6.75% due 02/15/34 400,000 430,669
Western & Southern Life
Insurance Co.
3.75% due 04/28/61
c
470,000 314,806
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 04/15/50 470,000 308,936
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
c
296,000 296,427
ING Groep N.V.
5.53% due 03/25/36
l
200,000 202,328
Swiss Re Finance Luxembourg
S.A.
5.00% due 04/02/49
c,l
200,000 197,653
KKR Group Finance Co. III LLC
5.13% due 06/01/44
c
100,000 88,264
Total Financial 360,236,747
ENERGY - 2 .5%
BP Capital Markets plc
4.88%
l,m
5,318,000 5,250,004
6.13%
l,m
1,350,000 1,361,660
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 09/15/34 2,850,000 2,911,176
5.60% due 01/15/36 2,400,000 2,407,777
4.90% due 02/15/45 1,140,000 987,497
MPLX, LP
5.40% due 09/15/35 1,850,000 1,841,731
6.20% due 09/15/55 1,800,000 1,776,471
5.95% due 04/01/55 1,300,000 1,237,874
5.50% due 02/15/49 1,080,000 976,136
5.65% due 03/01/53 50,000 45,673
Targa Resources Corp.
5.40% due 07/30/36 3,200,000 3,176,634
6.05% due 05/15/56 1,100,000 1,063,471
6.50% due 02/15/53 930,000 954,012
5.65% due 02/15/36 375,000 380,510
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
ENERGY - 2.5% (continued)
HF Sinclair Corp.
6.25% due 01/15/35 2,530,000 $ 2,612,292
5.50% due 09/01/32 1,375,000 1,378,133
Venture Global Plaquemines
LNG LLC
6.75% due 01/15/36
c
1,400,000 1,482,813
6.13% due 12/15/30
c
1,125,000 1,156,979
6.50% due 06/15/34
c
1,075,000 1,119,023
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36
c
1,500,000 1,503,334
6.10% due 08/23/42
c
800,000 795,210
6.51% due 02/23/42
c
400,000 413,156
6.13% due 02/23/38
c
350,000 354,026
FLNG Liquefaction 3 LLC
3.08% due 06/30/39
a
3,601,325 3,062,568
Energy Transfer, LP
6.20% due 04/01/55 1,000,000 970,856
5.95% due 05/15/54 1,000,000 937,676
7.38% due 02/01/31
c
710,000 736,422
6.30% due 01/15/56 400,000 393,875
Enbridge, Inc.
6.70% due 11/15/53 940,000 1,020,122
5.63% due 04/05/34 906,000 934,529
5.55% due 06/20/35 800,000 817,118
DT Midstream, Inc.
5.80% due 12/15/34
c
2,450,000 2,515,410
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 09/30/40
c
2,986,000 2,293,433
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 2,320,000 2,270,218
Gulfstream Natural Gas System
LLC
5.60% due 07/23/35
c
2,200,000 2,227,725
Viper Energy Partners LLC
5.70% due 08/01/35 2,200,000 2,217,182
ONEOK, Inc.
5.40% due 10/15/35 800,000 794,715
6.25% due 10/15/55 725,000 710,756
3.95% due 03/01/50 850,000 602,307
Boardwalk Pipelines, LP
5.63% due 08/01/34 2,000,000 2,049,385
Cheniere Energy Partners, LP
5.55% due 10/30/35 1,000,000 1,018,348
5.95% due 06/30/33 750,000 786,233
5.75% due 08/15/34 150,000 154,503
Kinder Morgan Energy Partners,
LP
7.50% due 11/15/40 880,000 1,020,056
5.80% due 03/15/35 725,000 751,823
APA Corp.
5.35% due 07/01/49 1,250,000 1,053,317
Midwest Connector Capital Co.
LLC
4.63% due 04/01/29
c
1,050,000 1,044,588

CORE BOND FUND
March 31, 2026
62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
ENERGY - 2.5% (continued)
Eni SpA
5.95% due 05/15/54
c
1,040,000 $ 1,034,754
Phillips 66 Co.
6.20% due 03/15/56
l
987,000 982,566
TransCanada PipeLines Ltd.
7.63% due 01/15/39 830,000 973,473
Western Midstream Operating,
LP
5.30% due 03/01/48 1,140,000 963,573
Florida Gas Transmission Co.
LLC
5.75% due 07/15/35
c
625,000 641,235
Helmerich & Payne, Inc.
5.50% due 12/01/34 530,000 521,023
Marathon Petroleum Corp.
6.50% due 03/01/41 480,000 510,917
NuStar Logistics, LP
6.38% due 10/01/30 169,000 174,745
Total Energy 71,371,043
UTILITIES - 1 .7%
Evergy Metro, Inc.
5.13% due 08/15/35 6,025,000 5,994,924
Southern Co.
6.00% due 04/01/58
l
3,925,000 3,944,672
3.75% due 09/15/51
l
322,000 318,796
Sierra Pacific Power Co.
6.38% due 09/15/56
l
3,300,000 3,273,033
6.20% due 12/15/55
l
675,000 656,520
Dominion Energy, Inc.
6.20% due 02/15/56
l
1,650,000 1,635,487
6.00% due 02/15/56
l
1,100,000 1,092,990
MN8 Portfolio IV LLC
6.31% due 06/30/45
a
2,661,980 2,665,769
NRG Energy, Inc.
2.45% due 12/02/27
c
1,750,000 1,685,714
7.00% due 03/15/33
c
480,000 519,643
CMS Energy Corp.
6.50% due 06/01/55
l
1,800,000 1,832,463
Southwestern Public Service
Co.
3.70% due 08/15/47 2,450,000 1,801,126
Spire, Inc.
6.25% due 06/01/56
l
1,650,000 1,631,599
Eversource Energy
6.10% due 08/15/56
l
800,000 790,111
6.35% due 08/15/56
l
800,000 789,165
Brooklyn Union Gas Co.
6.42% due 07/18/54
c
1,110,000 1,128,533
6.39% due 09/15/33
c
330,000 351,357
AES Corp.
3.95% due 07/15/30
c
1,362,000 1,302,140
American Electric Power Co.,
Inc.
6.05% due 03/15/56
l
650,000 644,199
5.80% due 03/15/56
l
650,000 642,080
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
UTILITIES - 1.7% (continued)
PacifiCorp
7.38% due 09/15/55
l
1,320,000 $ 1,261,311
NiSource, Inc.
5.75% due 07/15/56
l
1,075,000 1,058,645
Entergy Louisiana LLC
5.65% due 04/15/56 1,100,000 1,056,726
WEC Energy Group, Inc.
5.63% due 05/15/56
l
1,075,000 1,053,317
Public Service Co. of Colorado
5.15% due 09/15/35 1,050,000 1,046,543
Alliant Energy Finance LLC
3.60% due 03/01/32
c
1,120,000 1,035,948
Arizona Public Service Co.
6.35% due 12/15/32 950,000 1,017,664
Evergy Kansas Central, Inc.
5.70% due 03/15/53 1,000,000 983,979
Appalachian Power Co.
4.40% due 05/15/44 1,200,000 983,708
Enel Finance International N.V.
5.50% due 06/15/52
c
1,080,000 972,342
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
l
884,000 900,577
Central Storage Safety Project
Trust
4.82% due 02/01/38
n
705,600 675,004
Boston Gas Co.
5.84% due 01/10/35
c
550,000 575,508
Liberty Utilities Co.
5.87% due 01/31/34
c
550,000 569,245
Nevada Power Co.
6.65% due 04/01/36 500,000 553,974
Alexander Funding Trust II
7.47% due 07/31/28
c
450,000 473,823
Black Hills Corp.
6.00% due 01/15/35 320,000 332,191
Total Utilities 47,250,826
CONSUMER, NON-CYCLICAL - 1 .3%
Global Payments, Inc.
5.40% due 03/15/33 1,240,000 1,210,205
4.88% due 11/15/30 1,075,000 1,055,694
5.55% due 11/15/35 1,000,000 963,639
5.20% due 11/15/32 785,000 762,005
Smithfield Foods, Inc.
2.63% due 09/13/31
c
2,500,000 2,194,216
5.20% due 04/01/29
c
1,200,000 1,210,958
3.00% due 10/15/30
c
640,000 585,040
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 2,520,000 2,467,405
3.25% due 03/15/32 200,000 180,516
CVS Health Corp.
6.75% due 12/10/54
l
2,170,000 2,197,218
6.20% due 09/15/55 325,000 321,915

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
CONSUMER, NON-CYCLICAL - 1.3% (continued)
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
5.50% due 01/15/36 2,400,000 $ 2,401,104
Icon Investments Six DAC
5.81% due 05/08/27 1,100,000 1,105,570
5.85% due 05/08/29 900,000 917,654
Sysco Corp.
4.40% due 07/25/31 1,150,000 1,115,334
4.95% due 03/25/36 900,000 857,984
Altria Group, Inc.
4.45% due 05/06/50 1,365,000 1,066,505
3.70% due 02/04/51 1,280,000 881,093
Abbott Laboratories
5.50% due 03/15/56 1,725,000 1,691,409
Mars, Inc.
5.20% due 03/01/35
c
1,600,000 1,615,233
DRI Healthcare, LP
5.35% due 03/24/31
a
800,000 789,757
5.65% due 03/24/33
a
800,000 787,635
Novartis Capital Corp.
5.70% due 03/18/56 1,400,000 1,409,988
Highmark, Inc.
2.55% due 05/10/31
c
1,500,000 1,328,268
Yale-New Haven Health
Services Corp.
2.50% due 07/01/50 2,250,000 1,302,122
Aetna, Inc.
6.75% due 12/15/37 950,000 1,026,470
Tesco plc
6.15% due 11/15/37
c
980,000 1,000,028
Becle SAB de CV
2.50% due 10/14/31
c
1,050,000 901,750
BAT Capital Corp.
4.76% due 09/06/49 1,040,000 862,315
Triton Container International
Ltd.
3.15% due 06/15/31
c
930,000 840,908
Philip Morris International, Inc.
5.25% due 02/13/34 750,000 763,726
Total Consumer, Non-cyclical 35,813,664
CONSUMER, CYCLICAL - 1 .2%
LG Energy Solution Ltd.
5.25% due 04/02/31
c
4,925,000 4,909,729
5.50% due 07/02/34
c
1,600,000 1,582,147
5.00% due 04/02/29
c
490,000 490,666
Polaris, Inc.
5.60% due 03/01/31 2,530,000 2,507,339
6.95% due 03/15/29 1,050,000 1,099,660
Marriott International, Inc.
5.10% due 05/01/38 2,320,000 2,205,602
5.25% due 10/15/35 1,400,000 1,392,564
Hyatt Hotels Corp.
5.40% due 12/15/35 2,350,000 2,301,753
5.75% due 03/30/32 1,000,000 1,027,409
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
Smithsonian Institution
2.70% due 09/01/44 4,000,000 $ 2,813,720
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,a
2,245,971 2,090,254
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 1,600,000 1,522,104
AZ Battery Property LLC
6.73% due 02/20/46
a
1,420,000 1,407,057
United Airlines Class A Pass
Through Trust
5.80% due 01/15/36 1,320,411 1,359,071
Flutter Treasury DAC
6.38% due 04/29/29
c
1,050,000 1,068,937
Hasbro, Inc.
6.35% due 03/15/40 1,000,000 1,041,377
General Motors Co.
5.40% due 04/01/48 590,000 516,650
6.25% due 10/02/43 500,000 491,009
Darden Restaurants, Inc.
4.55% due 02/15/48 1,200,000 961,022
Sodexo, Inc.
5.80% due 08/15/35
c
850,000 868,278
British Airways Class A Pass
Through Trust
2.90% due 03/15/35
c
664,803 609,734
American Airlines Class AA
Pass Through Trust
3.20% due 06/15/28 584,500 569,456
Ford Motor Credit Co. LLC
5.75% due 04/06/33 538,000 527,966
Discovery Global Holdings, Inc.
5.14% due 03/15/52 230,000 139,725
Total Consumer, Cyclical 33,503,229
INDUSTRIAL - 1 .1%
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
5,000,000 5,060,102
Entegris, Inc.
4.75% due 04/15/29
c
3,700,000 3,657,565
WSP Global, Inc.
5.04% due 09/18/31
c
1,650,000 1,635,704
5.71% due 09/18/36
c
1,300,000 1,288,305
TD SYNNEX Corp.
5.30% due 10/10/35 2,550,000 2,470,501
Berry Global, Inc.
4.88% due 07/15/26
c
2,156,000 2,156,228
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
c
2,100,000 2,130,494
DAE Funding LLC
4.95% due 01/15/33
c
1,890,000 1,791,971
GXO Logistics, Inc.
6.25% due 05/06/29 1,250,000 1,295,850
6.50% due 05/06/34 440,000 461,720
Stadco LA LLC
3.75% due 05/15/56
a
2,000,000 1,412,065

CORE BOND FUND
March 31, 2026
64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
INDUSTRIAL - 1.1% (continued)
Honeywell Aerospace, Inc.
5.62% due 03/16/46
c
1,360,000 $ 1,340,239
Vertiv Holdings Co.
5.80% due 03/15/56 1,125,000 1,081,398
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34
c
970,000 1,032,499
LBJ Infrastructure Group LLC
3.80% due 12/31/57
c
1,250,000 888,543
Flowserve Corp.
3.50% due 10/01/30 550,000 517,379
2.80% due 01/15/32 317,000 279,819
FedEx Corp.
4.10% due 02/01/45 550,000 432,252
4.75% due 11/15/45 354,000 302,334
GATX Corp.
6.05% due 06/05/54 628,000 623,584
Vontier Corp.
2.95% due 04/01/31 582,000 529,222
Weir Group, Inc.
5.35% due 05/06/30
c
470,000 476,229
Norfolk Southern Corp.
4.10% due 05/15/21 475,000 319,461
Total Industrial 31,183,464
TECHNOLOGY - 1 .1%
AP Grange Holdings LLC
6.50% due 03/20/45
a
12,900,000 13,545,000
5.00% due 03/20/45
a
1,400,000 1,456,000
Oracle Corp.
5.20% due 09/26/35 2,475,000 2,321,537
5.95% due 09/26/55 1,675,000 1,409,128
6.00% due 08/03/55 1,060,000 888,686
4.80% due 09/26/32 925,000 880,922
5.88% due 09/26/45 700,000 603,919
6.10% due 09/26/65 475,000 393,861
Foundry JV Holdco LLC
5.88% due 01/25/34
c
2,500,000 2,531,245
6.40% due 01/25/38
c
2,420,000 2,522,579
6.20% due 01/25/37
c
1,000,000 1,033,387
Salesforce, Inc.
4.50% due 03/15/28 1,090,000 1,090,281
4.90% due 09/15/31 750,000 748,938
AP Grange Holdings LLC
Deferral
6.50% due 03/20/45
a
1,082,239 1,082,239
Atlassian Corp.
5.50% due 05/15/34 629,000 615,940
Total Technology 31,123,662
COMMUNICATIONS - 0 .9%
TELUS Corp.
6.38% due 06/09/56
l
4,800,000 4,751,939
Rogers Communications, Inc.
6.88% due 07/31/56
l
1,750,000 1,756,715
4.55% due 03/15/52 1,594,000 1,259,005
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
COMMUNICATIONS - 0.9% (continued)
British Telecommunications plc
4.88% due 11/23/81
c,l
2,900,000 $ 2,764,430
SoftBank Corp.
5.33% due 07/09/35
c
2,600,000 2,558,862
Vodafone Group plc
4.13% due 06/04/81
l
2,550,000 2,334,045
Paramount Global
4.90% due 08/15/44 1,035,000 643,282
5.25% due 04/01/44 908,000 574,561
5.90% due 10/15/40 562,000 414,654
Cox Communications, Inc.
2.95% due 10/01/50
c
2,081,000 1,121,850
5.80% due 12/15/53
c
600,000 507,635
Verizon Communications, Inc.
5.75% due 11/30/45 1,625,000 1,582,426
Amazon.com, Inc.
5.65% due 03/13/46 1,190,000 1,185,883
Nokia Oyj
6.63% due 05/15/39 980,000 1,026,203
America Movil SAB de CV
6.13% due 03/30/40 980,000 1,021,548
Prosus N.V.
4.99% due 01/19/52
c
1,300,000 990,582
NTT Finance Corp.
5.50% due 07/16/35
c
550,000 557,826
4.88% due 07/16/30
c
300,000 301,897
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 1,141,000 726,349
CSC Holdings LLC
4.13% due 12/01/30
c
600,000 360,053
Telenet Finance Luxembourg
Notes SARL
5.50% due 03/01/28
c
200,000 196,264
Altice France S.A.
6.50% due 10/15/31
c
190,549 180,709
Total Communications 26,816,718
TRANSPORTATION - 0 .4%
Terminal Investment Limited
Holding
6.23% due 10/01/40
a
5,600,000 5,563,124
AITX Finco LLC
5.67% due 10/23/32
a
2,700,000 2,687,722
5.38% due 10/23/30
a
2,400,000 2,390,626
Stolthaven Houston, Inc.
5.98% due 07/17/34
a
1,940,000 1,952,925
Total Transportation 12,594,397
INFRASTRUCTURE - 0 .4%
QTS Corp.
5.42% due 08/21/32
a
11,250,000 11,092,640

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.7% (continued)
BASIC MATERIALS - 0 .2%
Corporation Nacional del Cobre
de Chile
6.78% due 01/13/55
c
1,950,000 $ 2,065,089
5.53% due 01/30/37
c
725,000 711,638
Dow Chemical Co.
6.90% due 05/15/53 1,050,000 1,071,855
Minera Mexico SA de CV
5.63% due 02/12/32
c
1,030,000 1,040,506
Rio Tinto Finance USA plc
5.25% due 03/14/35 60,000 60,959
Total Basic Materials 4,950,047
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
a
2,300,000 2,282,349
GOVERNMENT - 0 .0%
Amazon Conservation DAC
6.03% due 01/16/42
c
1,000,000 1,021,000
Total Corporate Bonds
(Cost $690,270,202) 669,239,786
ASSET-BACKED SECURITIES - 19 .8%
COLLATERALIZED LOAN OBLIGATIONS - 8 .5%
Hlend CLO LLC
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,c
6,750,000 6,721,707
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,c
4,450,000 4,436,448
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,c
1,150,000 1,147,697
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,c
8,900,000 8,907,505
2023-5A B, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/36
◊,c
3,000,000 2,990,767
LoanCore Issuer Ltd.
2021-CRE5 C, 6.14% (1
Month Term SOFR +
2.46%, Rate Floor: 2.46%)
due 07/15/36
◊,c
7,500,000 7,468,413
2021-CRE6 C, 6.09% (1
Month Term SOFR +
2.41%, Rate Floor: 2.30%)
due 11/15/38
◊,c
4,000,000 3,973,713
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,c
8,250,000 $ 8,221,515
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.55% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,c
5,350,000 5,333,004
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,c
2,700,000 2,705,088
Madison Park Funding XLVIII
Ltd.
2021-48A CR, 5.42% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,c
4,000,000 3,998,341
2021-48A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,c
4,000,000 3,995,822
BSPRT Issuer LLC
2026-FL13 B, 5.65% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
10/18/43
◊,c
4,300,000 4,300,000
2025-FL12 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,c
1,200,000 1,197,205
2025-FL12 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,c
1,100,000 1,097,456
2024-FL11 B, 5.97% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,c
1,000,000 999,521
Owl Rock CLO III Ltd.
2020-3A AR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,c
5,500,000 5,501,654
2020-3A BR, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
04/20/36
◊,c
1,250,000 1,247,885
Owl Rock CLO XVI LLC
2024-16A A, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/36
◊,c
5,000,000 5,009,989
2024-16A B, 6.17% (3 Month
Term SOFR + 2.50%,
Rate Floor: 2.50%) due
04/20/36
◊,c
1,000,000 996,874

CORE BOND FUND
March 31, 2026
66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
TRTX Issuer Ltd.
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,c
4,200,000 $ 4,196,443
2025-FL7 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,c
1,800,000 1,791,711
BCRED CLO LLC
2025-1A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,c
3,400,000 3,388,991
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,c
2,550,000 2,541,225
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,c
3,574,244 3,577,104
2021-2A C, 6.78% (3 Month
Term SOFR + 3.11%,
Rate Floor: 3.11%) due
04/22/33
◊,c
1,250,000 1,246,033
Cerberus Loan Funding XL LLC
2023-1A A, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
03/22/35
◊,c
4,500,000 4,509,722
LoanCore Issuer LLC
2025-CRE9 AS, 5.38%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,c
2,450,000 2,444,994
2025-CRE8 AS, 5.27%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,c
1,100,000 1,095,933
2025-CRE9 B, 5.63% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,c
950,000 948,069
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.29%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,c
4,050,000 4,050,249
2013-16A A2R3, 5.41%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,c
400,000 400,049
JCP Direct Lending CLO LLC
2023-1A A1R, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,c
2,400,000 2,400,186
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
2023-1A AJR, 5.45% (3 Month
Term SOFR + 1.78%,
Rate Floor: 1.78%) due
07/20/37
◊,c
1,925,000 $ 1,925,254
BXMT Ltd.
2026-FL6 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,c
4,170,000 4,134,399
2020-FL2 A, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
02/15/38
◊,c
109,742 109,724
FS Rialto Issuer LLC
2024-FL9 AS, 5.77% (1 Month
Term SOFR + 2.09%,
Rate Floor: 2.09%) due
10/19/39
◊,c
1,800,000 1,797,605
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,c
1,400,000 1,395,753
2025-FL10 B, 5.52% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,c
1,000,000 996,050
Cerberus Loan Funding 52 LLC
2025-3A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,c
2,900,000 2,898,786
2025-3A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/15/37
◊,c
1,250,000 1,246,212
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,c
3,250,000 3,258,309
2017-9A A1TR, 5.48% (3
Month Term SOFR +
1.81%, Rate Floor: 1.55%)
due 10/15/33
◊,c
876,328 878,354
Palmer Square CLO Ltd.
2023-4A BR, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,c
1,450,000 1,452,412
2023-4A CR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/37
◊,c
1,250,000 1,250,741
2024-3A B, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
07/20/37
◊,c
1,000,000 1,000,550

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,c
3,600,000 $ 3,587,620
Cerberus Loan Funding XLVIII
LLC
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,c
2,000,000 1,994,062
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,c
1,500,000 1,500,001
BSPDF Issuer LLC
2026-FL3 AS, 5.35% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,c
2,550,000 2,542,164
2025-FL2 AS, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,c
750,000 748,754
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,c
1,700,000 1,702,960
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,c
800,000 795,108
2025-4A A2, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,c
400,000 400,865
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,c
200,000 199,338
FS Rialto
2021-FL3 C, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
11/16/36
◊,c
2,000,000 1,998,446
2021-FL2 A, 5.01% (1 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
05/16/38
◊,c
1,020,795 1,020,339
Eldridge CLO Ltd.
2025-1A B, 5.57% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/20/38
◊,c
3,000,000 2,996,771
Cerberus Loan Funding XLVII
LLC
2024-3A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,c
3,000,000 2,992,032
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
Golub Capital Partners CLO
83M
2025-83A B, 5.54% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,c
3,000,000 $ 2,989,599
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,c
3,000,000 2,987,559
Golub Capital Partners CLO
54M, LP
2021-54A BR, 5.56% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 08/05/37
◊,c
1,500,000 1,495,567
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,c
1,400,000 1,400,102
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,c
2,886,125 2,883,682
Brsp Ltd.
2026-FL3 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,c
2,700,000 2,688,345
Ares LXIX CLO Ltd.
2024-69A B, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/15/36
◊,c
2,500,000 2,502,728
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,c
2,500,000 2,492,666
KREF Ltd.
2021-FL2 AS, 5.09% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,c
1,500,000 1,479,839
2021-FL2 C, 5.79% (1 Month
Term SOFR + 2.11%,
Rate Floor: 2.00%) due
02/15/39
◊,c
1,000,000 994,276
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,c
2,400,000 2,400,556
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,c
2,296,238 2,301,935

CORE BOND FUND
March 31, 2026
68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
A10 Issuer LLC
2025-FL6 AS, 5.56% (1 Month
Term SOFR + 1.89%,
Rate Floor: 1.89%) due
05/15/42
◊,c
2,300,000 $ 2,293,206
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A B, 5.22% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
10/20/38
◊,c
2,250,000 2,249,226
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,c
2,200,000 2,204,303
BDS LLC
2025-FL16 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,c
1,200,000 1,191,588
2025-FL14 AS, 5.25% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,c
1,000,000 993,160
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,c
2,150,000 2,142,432
Owl Rock CLO I LLC
2019-1A ANR, 6.06% (3
Month Term SOFR +
2.40%, Rate Floor: 2.40%)
due 02/20/36
◊,c
2,000,000 2,008,666
GoldenTree Loan Management
US CLO 9 Ltd.
2021-9A CR, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/20/37
◊,c
2,000,000 2,002,114
Sound Point CLO XXXI Ltd.
2021-3A B, 5.58% (3 Month
Term SOFR + 1.91%,
Rate Floor: 1.65%) due
10/25/34
◊,c
2,000,000 1,999,650
Cerberus Loan Funding XLVI,
LP
2024-2A A, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
07/15/36
◊,c
1,500,000 1,500,516
2024-2A B, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
07/15/36
◊,c
500,000 499,124
Acrec LLC
2025-FL3 B, 5.62% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,c
1,000,000 997,995
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
2026-FL4 B, 5.48% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
01/18/43
◊,c
1,000,000 $ 996,743
Cerberus Loan Funding 50 LLC
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,c
2,000,000 1,994,583
Canyon Capital CLO Ltd.
2014-1A A2R, 5.43% (3
Month Term SOFR +
1.76%, Rate Floor: 1.50%)
due 01/30/31
◊,c
1,900,000 1,892,678
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,c
1,850,000 1,844,241
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A B, 5.51% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/15/37
◊,c
1,700,000 1,694,376
STWD LLC
2025-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,c
1,700,000 1,691,586
HPS Private Credit CLO LLC
2025-3A A1, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,c
1,500,000 1,500,901
ACRES Commercial Realty
Issuer LLC
2026-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/18/44
◊,c
1,450,000 1,446,239
Ares LVI CLO Ltd.
2020-56A CR2, 5.57% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 01/25/38
◊,c
1,400,000 1,401,752
PFP Ltd.
2026-13 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/18/43
◊,c
750,000 749,355
2026-13 AS, 5.33% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,c
550,000 549,054
Acore Issuer LLC
2026-FL1 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,c
1,250,000 1,247,988

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,c
1,200,000 $ 1,197,522
Cerberus Loan Funding 53 LLC
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,c
1,100,000 1,093,355
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,c
1,050,000 1,049,466
Voya CLO Ltd.
2024-2A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/20/37
◊,c
1,000,000 1,002,003
Carlyle US CLO
2024-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/20/37
◊,c
1,000,000 1,001,653
Madison Park Funding LVIII Ltd.
2024-58A C, 6.12% (3 Month
Term SOFR + 2.45%,
Rate Floor: 2.45%) due
04/25/37
◊,c
1,000,000 1,001,036
Owl Rock CLO VIII LLC
2022-8A A2R, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 04/24/37
◊,c
1,000,000 1,000,189
AGL CLO 42 Ltd.
2025-42A B, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,c
1,000,000 999,646
Wildwood Park CLO Ltd.
2024-1A B1, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,c
1,000,000 999,380
Elmwood CLO 38 Ltd.
2025-1A B1, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,c
1,000,000 999,276
CIFC Funding Ltd.
2015-4A BR3, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,c
1,000,000 998,959
Ares XXVII CLO Ltd.
2013-2A CR3, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 10/28/34
◊,c
1,000,000 998,408
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 8.5% (continued)
Golub Capital Partners CLO
46M Ltd.
2019-46A BR, 5.97% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 04/20/37
◊,c
1,000,000 $ 998,118
Golub Capital Partners CLO
31M Ltd.
2016-31A BRR, 5.51% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 11/05/37
◊,c
1,000,000 996,958
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,c
1,000,000 996,955
Cerberus Loan Funding XLV
LLC
2024-1A B, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/15/36
◊,c
1,000,000 995,254
Wellfleet CLO Ltd.
2022-2A BR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/18/37
◊,c
750,000 750,406
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,c
750,000 748,389
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,c
367,868 367,358
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,c
333,333 334,406
2015-37A SUB due
01/15/31
c,o
298,799 533
Sound Point CLO XXIV
2019-3A B1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.96%)
due 10/25/34
◊,c
500,000 498,600
Copper River CLO Ltd.
2006-1A INC 2007-1A INC
due 01/20/21
n,o
700,000 70
Babson CLO Ltd.
2014-IA SUB due 07/20/25
c,o
650,000 65
Total Collateralized Loan Obligations 240,400,257

CORE BOND FUND
March 31, 2026
70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
FINANCIAL - 2 .2%
Station Place Securitization
Trust
2025-SP2, 4.83% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,a,c
7,800,000 $ 7,800,000
2025-SP1, 4.97% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,a,c
4,500,000 4,500,000
2024-SP2, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,a,c
3,800,000 3,800,000
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,a
5,850,000 5,850,000
Ceamer Finance LLC
6.17% (WAC) due 12/15/40
◊,a
2,050,000 2,038,918
6.79% due 11/15/39
a
1,972,659 1,996,132
6.92% due 11/15/37
a
1,401,316 1,426,790
Project Onyx I
6.30% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,a
4,349,086 4,343,701
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
4,298,629 3,994,229
HV Eight LLC
5.50% (WAC) due 12/31/27
◊,a
EUR 2,918,141 3,354,507
Thunderbird A
5.50% due 03/01/37
a
3,400,000 3,222,670
Lightning A
5.50% due 03/01/37
a
3,400,000 3,222,669
LVNV Funding LLC
7.80% due 11/05/28
a
2,900,000 3,010,896
Metis Issuer LLC
6.89% due 05/15/55
a
2,400,000 2,387,194
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,a
2,231,982 2,215,824
Akso Health Group
7.27% due 12/31/44
a
1,983,356 1,999,104
Strategic Partners Fund VIII, LP
6.22% (WAC) due 03/31/28
◊,a
1,417,435 1,417,495
6.23% (WAC) due 03/31/28
◊,a
526,476 526,243
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
a
1,300,000 1,323,119
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,a
1,124,722 1,124,847
Pilatus Bank plc
6.32% due 03/31/40 1,100,000 1,100,000
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
a
377,122 374,592
Nassau LLC
2019-1, 3.98% due 08/15/34
n
286,372 264,990
Total Financial 61,293,920
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
INFRASTRUCTURE - 2 .1%
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
c
4,000,000 $ 3,920,955
2025-1A, 5.04% due
03/25/55
c
3,050,000 2,938,506
2024-1A, 6.28% due
03/25/54
c
800,000 807,512
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due
10/25/48
c
3,000,000 3,012,429
2025-1A, 5.00% due
05/25/50
c
2,900,000 2,857,335
2024-1A, 5.90% due
03/25/49
c
1,250,000 1,259,602
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
c
2,500,000 2,467,785
2024-1A, 5.59% due
05/15/54
c
2,350,000 2,366,838
2024-1A, 6.64% due
05/15/54
c
1,250,000 1,269,181
Hotwire Funding LLC
2024-1A, 5.89% due
06/20/54
c
1,950,000 1,972,877
2021-1, 2.31% due 11/20/51
c
2,000,000 1,971,001
2023-1A, 5.69% due
05/20/53
c
1,005,000 1,011,015
2024-1A, 6.67% due
06/20/54
c
700,000 712,073
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
c
5,700,000 5,636,543
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
c
4,850,000 4,744,990
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
c
4,750,000 4,667,088
Compass Datacenters Issuer
III LLC
2026-1A, 5.29% due
02/25/56
c
4,000,000 3,917,381
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
c
3,350,000 3,315,788
SBA Tower Trust
1.84% due 04/15/27
c
3,000,000 2,927,842
ALLO Issuer LLC
2025-1A, 5.53% due
04/20/55
c
2,000,000 2,007,050
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
c
1,900,000 1,894,587
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
c
1,700,000 1,705,498

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
INFRASTRUCTURE - 2.1% (continued)
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
c
1,100,000 $ 1,081,518
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
c
1,000,000 1,009,059
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
c
850,000 838,959
Total Infrastructure 60,313,412
TRANSPORT-AIRCRAFT - 2 .0%
AASET Trust
2025-3A, 5.24% due
02/16/50
c
3,922,260 3,868,260
2024-1A, 6.26% due
05/16/49
c
2,662,741 2,697,935
2021-2A, 2.80% due
01/15/47
c
2,538,906 2,399,579
2021-1A, 2.95% due
11/16/41
c
1,593,785 1,537,101
2025-1A, 5.94% due
02/16/50
c
965,051 970,802
2020-1A, 3.35% due
01/16/40
c
259,068 257,312
Castlelake Aircraft Structured
Trust
2025-3A, 5.09% due
11/15/50
c
4,040,872 3,988,774
2026-1A, 5.07% due
03/15/51
c
2,150,000 2,110,418
2025-1A, 5.78% due
02/15/50
c
1,678,111 1,690,103
Slam Ltd.
2024-1A, 5.34% due
09/15/49
c
3,159,722 3,147,611
2021-1A, 2.43% due
06/15/46
c
2,310,000 2,189,847
2025-1A, 5.81% due
05/15/50
c
2,042,917 2,065,340
MAPS Trust
2026-1A, 5.20% due
01/15/51
c
6,174,238 6,031,014
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
c
3,725,000 3,701,908
2025-1, 5.11% due 10/15/50
c
877,376 859,641
AASET Ltd.
2024-2A, 5.93% due
09/16/49
c
3,575,200 3,601,535
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
c
3,334,798 3,163,051
Phantom Aviation
2026-1A, 5.24% due
01/15/51
c
2,340,904 2,294,936
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
c
2,393,477 2,273,082
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
TRANSPORT-AIRCRAFT - 2.0% (continued)
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
c
2,232,287 $ 2,248,349
ALTDE Trust
2025-1A, 5.90% due
08/15/50
c
1,990,215 2,002,080
MAST Ltd.
2026-1A, 5.13% due
02/15/51
c
1,441,369 1,416,829
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
c
555,460 550,822
WAVE LLC
2019-1, 3.60% due 09/15/44
c
402,047 394,384
Sprite Ltd.
2021-1, 3.75% due 11/15/46
c
395,261 387,160
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
c
300,528 299,329
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
c
165,018 164,196
Total Transport-Aircraft 56,311,398
WHOLE BUSINESS - 1 .7%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
c
4,937,625 4,882,849
2021-1A, 2.39% due
04/25/51
c
4,143,375 3,937,393
2024-1A, 6.17% due
01/25/54
c
1,372,000 1,404,731
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
c
2,715,625 2,644,984
2024-1A, 6.51% due
07/30/54
c
2,024,375 2,026,547
2024-1A, 6.27% due
07/30/54
c
1,580,000 1,593,726
2024-1A, 6.03% due
07/30/54
c
790,000 795,098
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
c
6,378,750 6,223,138
Sonic Capital LLC
2020-1A, 3.85% due
01/20/50
c
2,147,979 2,126,824
2021-1A, 2.19% due
08/20/51
c
2,191,725 2,036,036
2020-1A, 4.34% due
01/20/50
c
944,167 905,458
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
c
5,076,000 5,041,110
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51
c
3,751,839 3,566,950
Wingstop Funding LLC
2024-1A, 5.86% due
12/05/54
c
1,500,000 1,523,352

CORE BOND FUND
March 31, 2026
72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
WHOLE BUSINESS - 1.7% (continued)
2020-1A, 2.84% due
12/05/50
c
1,231,250 $ 1,191,772
2022-1A, 3.73% due
03/05/52
c
248,125 238,001
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
c
2,024,375 2,061,875
Taco Bell Funding LLC
2025-1A, 4.82% due
08/25/55
c
950,000 935,405
2025-1A, 5.05% due
08/25/55
c
950,000 927,779
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
c
1,695,750 1,678,452
DB Master Finance LLC
2025-1A, 5.17% due
08/20/55
c
1,197,000 1,178,731
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
c
985,000 1,002,175
Total Whole Business 47,922,386
NET LEASE - 1 .0%
CARS-DB4, LP
2020-1A, 3.81% due
02/15/50
c
2,196,094 2,076,640
2020-1A, 4.95% due
02/15/50
c
1,500,000 1,412,212
2020-1A, 3.48% due
02/15/50
c
1,220,052 1,203,010
CF Hippolyta Issuer LLC
2022-1A, 6.11% due
08/15/62
c
2,636,026 2,587,980
2020-1, 2.60% due 07/15/60
c
2,479,789 1,574,582
2020-1, 2.28% due 07/15/60
c
674,589 414,872
SVC ABS LLC
2023-1A, 5.15% due
02/20/53
c
3,199,896 3,186,266
CMFT Net Lease Master Issuer
LLC
2021-1, 3.44% due 07/20/51
c
3,570,000 3,028,597
Store Master Funding I-VII
2016-1A, 3.96% due
10/20/46
c
2,327,764 2,313,927
Oak Street Investment Grade
Net Lease Fund
2020-1A, 2.26% due
11/20/50
c
2,476,042 1,993,065
Capital Automotive REIT
2026-1A, 5.07% due
02/15/56
a,c
1,198,750 1,181,162
2024-3A, 4.55% due
10/15/54
c
686,875 660,900
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.96% due
06/20/51
c
1,952,500 1,649,385
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
NET LEASE - 1.0% (continued)
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.70% due
05/20/54
c
930,992 $ 946,087
2024-1A, 5.69% due
05/20/54
c
495,208 499,001
AFN ABSPROP001 LLC
2021-1A, 2.21% due
05/20/51
c
1,399,174 1,276,128
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
c
996,562 995,064
CARS-DB5, LP
2021-1A, 2.76% due
08/15/51
c
983,958 857,299
Total Net Lease 27,856,177
SINGLE FAMILY RESIDENCE - 0 .6%
Tricon Residential Trust
2025-SFR1, 5.02% (1 Month
Term SOFR + 1.35%,
Rate Floor: 1.35%) due
03/17/42
◊,c
3,050,000 3,046,512
2021-SFR1, 2.34% due
07/17/38
c
2,850,000 2,827,679
2023-SFR1, 5.10% due
07/17/40
c
2,722,000 2,701,136
2023-SFR2, 5.00% due
12/17/40
c
2,550,000 2,521,166
2024-SFR2, 5.70% due
06/17/40
c
1,500,000 1,505,619
2024-SFR1, 4.75% due
04/17/41
c
1,000,000 987,433
STAR Trust
2025-SFR6, 5.07% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,c
2,000,000 2,000,000
2025-SFR6, 5.32% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/17/42
◊,c
1,000,000 1,000,000
Home Partners of America Trust
2021-3, 2.80% due 01/17/41
c
897,642 840,825
2021-2, 2.40% due 12/17/26
c
479,672 470,688
Total Single Family Residence 17,901,058
INSURANCE - 0 .5%
Dogwood State Bank
6.45% due 06/24/32
a
8,241,655 8,262,440
Obra Longevity
8.48% due 06/30/39
a
5,100,000 5,291,441
CHEST
7.13% due 03/23/43
a
850,000 875,890
Total Insurance 14,429,771
UNSECURED CONSUMER LOANS - 0 .4%
Regional Management Issuance
Trust
2025-1, 5.53% due 04/17/34
c
3,550,000 3,574,250

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
UNSECURED CONSUMER LOANS - 0.4% (continued)
Service Experts Issuer LLC
2024-1A, 6.39% due
11/20/35
c
1,263,139 $ 1,288,381
2025-1A, 5.38% due
01/20/37
c
1,159,377 1,154,276
GreenSky Home Improvement
Issuer Trust
2025-1A, 5.39% due
03/25/60
c
2,350,000 2,360,454
Foundation Finance Trust
2024-1A, 5.95% due
12/15/49
c
1,648,937 1,685,637
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
c
671,373 675,667
Total Unsecured Consumer Loans 10,738,665
TRANSPORT-CONTAINER - 0 .4%
Textainer Marine Containers
VII Ltd.
2020-1A, 2.73% due
08/21/45
c
1,672,479 1,612,264
2021-2A, 2.23% due
04/20/46
c
1,195,133 1,127,400
2021-3A, 1.94% due
08/20/46
c
1,266,667 1,125,005
TIF Funding III LLC
2024-1A, 5.48% due
04/20/49
c
2,337,500 2,347,250
MC Ltd.
2021-1, 2.63% due 11/05/35
c
2,239,919 2,112,726
CLI Funding VI LLC
2020-1A, 2.08% due
09/18/45
c
757,565 712,313
TIF Funding II LLC
2021-1A, 1.65% due
02/20/46
c
551,792 503,379
Total Transport-Container 9,540,337
COLLATERALIZED DEBT OBLIGATIONS - 0 .3%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
c
7,250,000 7,002,797
Anchorage Credit Funding 3
Ltd.
2016-3A A1R, 2.87% due
01/28/39
c
1,100,000 1,054,724
Anchorage Credit Funding 13
Ltd.
2021-13A A2, 2.80% due
07/27/39
c
1,000,000 970,649
Total Collateralized Debt Obligations 9,028,170
AUTOMOTIVE - 0 .1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, 6.66% due
02/20/30
c
1,800,000 1,874,018
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 19.8% (continued)
AUTOMOTIVE - 0.1% (continued)
2024-1A, 5.85% due
06/20/30
c
1,300,000 $ 1,329,931
Total Automotive 3,203,949
Total Asset-Backed Securities
(Cost $562,566,115) 558,939,500
SENIOR FLOATING RATE INTERESTS - 1 .7%
CONSUMER, CYCLICAL - 0 .9%
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
5,830,938 5,823,474
AS Mileage Plan IP Ltd.
5.42% (3 Month Term SOFR
+ 1.75%) due 10/15/31
◊
5,184,375 5,149,795
Wyndham Hotels & Resorts,
Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 05/24/30
◊
4,912,500 4,925,469
Flutter Financing BV
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
3,821,125 3,773,361
DK Crown Holdings, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
3,267,000 3,260,891
Allison Transmission, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
3,050,000 3,057,625
Total Consumer, Cyclical 25,990,615
FINANCIAL - 0 .4%
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
5,162,199 5,165,090
Walker & Dunlop, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/32
◊,a
2,821,500 2,817,973
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
1,539,526 1,539,526
7.50% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
389,526 389,526
Cliffwater LLC
8.42% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 04/22/32
◊,a
1,584,000 1,579,399
Total Financial 11,491,514
UTILITIES - 0 .2%
NRG Energy, Inc.
5.42% (3 Month Term SOFR
+ 1.75%) due 04/16/31
◊
4,974,430 4,979,852

CORE BOND FUND
March 31, 2026
74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.7% (continued)
CONSUMER, NON-CYCLICAL - 0 .2%
Herc Holdings, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 06/02/32
◊
3,067,313 $ 3,068,601
Avantor Funding, Inc.
4.39% (1 Month EURIBOR +
2.50%) due 10/11/32
◊
EUR 1,179,474 1,364,331
Total Consumer, Non-cyclical 4,432,932
TRANSPORTATION - 0 .0%
SkyMiles IP Ltd.
5.17% (3 Month Term SOFR
+ 1.50%) due 10/20/28
◊
467,964 469,429
INDUSTRIAL - 0 .0%
Standard Industries, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 09/22/28
◊
452,840 451,772
Total Senior Floating Rate Interests
(Cost $47,852,322) 47,816,114
FOREIGN GOVERNMENT DEBT - 1 .5%
Australia Government Bond
4.25% due 03/21/36 AUD 52,505,000 34,152,801
Eagle Funding Luxco SARL
5.50% due 08/17/30
c
2,950,000 2,965,487
Israel Government International
Bond
5.63% due 02/19/35 1,250,000 1,271,069
5.38% due 02/19/30 750,000 760,995
Panama Government
International Bond
4.50% due 01/19/63 2,600,000 1,898,650
Saudi Government International
Bond
5.63% due 01/13/35
c
1,100,000 1,137,719
Total Foreign Government Debt
(Cost $43,615,018) 42,186,721
FEDERAL AGENCY BONDS - 1 .1%
Tennessee Valley Authority
Principal Strips
due 06/15/38
g,h
9,400,000 5,199,347
due 01/15/48
g,h
12,156,000 3,792,417
due 01/15/38
g,h
4,000,000 2,265,476
due 09/15/39
g,h
4,100,000 2,117,605
due 06/15/35
g,h
1,583,000 1,031,150
due 12/15/42
g,h
1,600,000 680,019
Tennessee Valley Authority
5.25% due 02/01/55 4,200,000 4,163,905
4.63% due 09/15/60 3,850,000 3,424,895
4.25% due 09/15/52 3,150,000 2,683,050
4.25% due 09/15/65 2,450,000 2,013,052
5.38% due 04/01/56 600,000 605,097
Federal Farm Credit Bank
3.51% due 06/11/40 3,300,000 2,832,146
Total Federal Agency Bonds
(Cost $37,752,395) 30,808,159
A
A
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0 .4%
CALIFORNIA - 0 .2%
California Statewide
Communities Development
Authority Revenue Bonds
7.14% due 08/15/47 1,160,000 $ 1,217,592
2.68% due 02/01/39 1,200,000 926,815
University of California College
of the Law San Francisco
Revenue Bonds
5.99% due 08/01/50 1,300,000 1,305,008
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/31 900,000 918,705
Total California 4,368,120
TEXAS - 0 .1%
Tarrant County Cultural
Education Facilities Finance
Corp. Revenue Bonds
3.29% due 09/01/40 2,100,000 1,726,161
2.78% due 09/01/34 700,000 605,470
2.69% due 09/01/33 500,000 439,199
2.41% due 09/01/31 450,000 406,867
Total Texas 3,177,697
NEW YORK - 0 .1%
New York City Housing
Development Corp. Revenue
Bonds
4.80% due 02/01/53 1,550,000 1,518,190
OHIO - 0 .0%
Ohio Housing Finance Agency
Revenue Bonds
4.70% due 09/01/54 1,235,000 1,202,499
MICHIGAN - 0 .0%
Michigan State Housing
Development Authority
Revenue Bonds
4.95% due 12/01/50 1,100,000 1,105,531
ILLINOIS - 0 .0%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/38 361,111 372,062
Total Municipal Bonds
(Cost $12,352,481) 11,744,099
U.S. TREASURY BILLS - 0 .2%
U.S. Treasury Bills
3.64% due 04/02/26
p
4,250,000 4,249,572
Total U.S. Treasury Bills
(Cost $4,249,572) 4,249,572

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $278,070,725) 1,154 $ 317,350
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $388,811,250) 1,615 181,688
Total Interest Rate Options 499,038
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $35.00 (Notional
Value $2,681,550) 1,062 197,001
CBOE Volatity Index Expiring
April 2026 with strike
price of $35.00 (Notional
Value $2,681,550) 1,062 93,456
Total Equity Options 290,457
Total Listed Options Purchased
(Cost $1,620,491) 789,495
OTC INTEREST RATE SWAPTIONS PURCHASED
q
- 0 .1%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 43,186,000 236,483
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 38,606,000 177,629
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 20,304,000 139,794
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 20,304,000 139,793
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 20,304,000 139,793
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 20,303,000 139,787
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 28,853,000 131,888
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 23,993,000 131,384
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
q
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 23,993,000 $ 109,818
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 23,992,000 109,814
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 28,875,000 107,180
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 18,862,000 86,786
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 14,396,000 78,716
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 14,395,000 78,710
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 14,392,000 65,786
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 14,367,000 53,328
Total OTC Interest Rate Swaptions Purchased
(Cost $2,151,034) 1,926,689
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 2,263,000 864
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 1,016,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 10,354,000 —
Total OTC Options Purchased
(Cost $532,067) 864
Total Investments - 115.8%
(Cost $3,336,972,273) $ 3,270,036,112

CORE BOND FUND
March 31, 2026
76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
CBOE Volatity Index Expiring
April 2026 with strike
price of $50.00 (Notional
Value $2,681,550) 1,062 $ (35,046)
CBOE Volatity Index Expiring
May 2026 with strike
price of $50.00 (Notional
Value $2,681,550) 1,062 (102,483)
Total Equity Options (137,529)
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $388,811,250) 1,615 (131,219)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $278,070,725) 1,154 (201,950)
Total Interest Rate Options (333,169)
Put Options on :
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $4,022,325) 1,593 (111,510)
Total Equity Options (111,510)
Total Listed Options Written
(Premium received $917,410) (582,208)
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 11,406,250 (11,411)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 11,406,250 (11,411)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 15,968,750 (13,202)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 15,968,750 (13,202)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 18,250,000 (16,642)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 18,250,000 (16,642)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 20,303,000 $ (46,193)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 20,304,000 (46,196)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 20,304,000 (46,196)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 20,304,000 (46,196)
Total Interest Rate Swaptions (267,291)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 14,392,000 (41,795)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 14,367,000 (41,884)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 11,406,250 (46,574)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 11,406,250 (46,575)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 14,395,000 (54,672)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 14,396,000 (54,675)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 18,862,000 (55,239)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 15,968,750 (73,351)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 15,968,750 (73,351)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 18,250,000 (76,543)

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 18,250,000 $ (76,543)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 28,853,000 (83,791)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 28,875,000 (84,179)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 23,992,000 (91,320)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 38,606,000 $ (112,115)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 43,186,000 (164,378)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,986,000 (182,648)
Total Interest Rate Swaptions (1,359,633)
Total OTC Interest Rate Swaptions Written
(Premium received $2,121,697) (1,626,924)
Other Assets & Liabilities, net - (15.7)% (444,912,854)
Total Net Assets - 100.0% $ 2,822,914,126
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Special Purpose Acquisition Company (SPAC).
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $1,057,922,635 (cost $1,077,716,644), or
37.5% of total net assets.
d
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
e
Rate indicated is the 7-day yield as of March 31, 2026.
f
All or a portion of this security is pledged as collateral for futures and swap agreements at March 31, 2026.
g
Zero coupon rate security.
h
Security is a principal-only strip.
i
Security is an interest-only strip.
j
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
k
Face amount of security is adjusted for inflation.
l
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
m
Perpetual maturity.
n
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $940,064
(cost $1,005,202), or less than 0.1% of total net assets - See Note 10 .
o
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
p
Rate indicated is the effective yield at the time of purchase.
q
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

CORE BOND FUND
March 31, 2026
78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 318 Jun 2026 $ 34,401,141 $ (24,420)
U.S. Treasury 2 Year Note Futures Contracts 346 Jun 2026 71,776,078 (123,972)
U.S. Treasury Long Bond Futures Contracts 300 Jun 2026 34,162,500 (426,572)
3-Month SOFR Futures Contracts 588 Dec 2027 141,994,650 (581,913)
$ (1,156,877)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 588 Dec 2026 141,656,550 $ 775,105
– –
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 2,320,000
$ (312,094) $ (259,299) $ (52,795)
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
2,320,000
(162,838) (108,870) (53,968)
$ (474,932) $ (368,169) $ (106,763)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.56% Annually 03/03/36 $ 34,020,000 $ 865,625 $ — $ 865,625
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.06% Annually 01/06/28 130,000,000 995,702 468,524 527,178
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.90% Annually 12/04/27 88,800,000 386,153 291 385,862
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.32% Annually 07/02/27 32,600,000 309,872 96 309,776

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
a
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.98% Annually 02/06/27 $ 70,000,000 $ 180,824 $ 134 $ 180,690
$ 2,738,176 $ 469,045 $ 2,269,131
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
JPMorgan Chase Bank, N.A. EUR Sell 6,773,000 7,847,943 USD 04/14/26 $ 15,015
The Toronto-Dominion Bank EUR Buy 202,000 233,398 USD 04/14/26 214
$ 15,229
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 43,186,000
$ 236,483
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
38,606,000
177,629
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
139,794
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
139,793
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
139,793
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,303,000
139,787
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
28,853,000
131,888
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
23,993,000
131,384
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
23,993,000
109,818
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
23,992,000
109,814
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
28,875,000
107,180

CORE BOND FUND
March 31, 2026
80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
$ 18,862,000
$ 86,786
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
14,396,000
78,716
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
14,395,000
78,710
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
14,392,000
65,786
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
14,367,000
53,328
$ 1,926,689
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 11,406,250 $ (11,411)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 11,406,250 (11,411)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 15,968,750 (13,202)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 15,968,750 (13,202)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 18,250,000 (16,642)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 18,250,000 (16,642)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,303,000 (46,193)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (46,196)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (46,196)

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% $ 20,304,000 $ (46,196)
$ (267,291)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 14,392,000 (41,795)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 14,367,000 (41,884)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 11,406,250 (46,574)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 11,406,250 (46,575)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 14,395,000 (54,672)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 14,396,000 (54,675)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 18,862,000 (55,239)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 15,968,750 (73,351)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 15,968,750 (73,351)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 18,250,000 (76,543)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 18,250,000 (76,543)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 28,853,000 (83,791)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 28,875,000 (84,179)

CORE BOND FUND
March 31, 2026
82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% $ 23,992,000 $ (91,320)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 38,606,000 (112,115)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 43,186,000 (164,378)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 47,986,000 (182,648)
$ (1,359,633)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ — $ — $ 62 $ 62
Preferred Stocks 3,536,969 45,558,711 — 49,095,680
Warrants — 13 26 39
Money Market Funds 20,950,105 — — 20,950,105
Collateralized Mortgage Obligations — 1,115,602,474 5,014,629 1,120,617,103
U.S. Government Securities — 711,672,124 — 711,672,124
Corporate Bonds — 587,083,684 82,156,102 669,239,786
Asset-Backed Securities — 483,399,637 75,539,863 558,939,500
Senior Floating Rate Interests — 41,489,690 6,326,424 47,816,114
Foreign Government Debt — 42,186,721 — 42,186,721
Federal Agency Bonds — 30,808,159 — 30,808,159
Municipal Bonds — 11,744,099 — 11,744,099
U.S. Treasury Bills — 4,249,572 — 4,249,572
Options Purchased 789,495 864 — 790,359
Interest Rate Swaptions Purchased — 1,926,689 — 1,926,689
Interest Rate Futures Contracts
a
775,105 — — 775,105
Interest Rate Swap Agreements
a
— 2,269,131 — 2,269,131
Forward Foreign Currency Exchange Contracts
a
— 15,229 — 15,229
Unfunded Loan Commitments ( Note 9 )
a
— — 3,069 3,069
Total Assets $ 26,051,674 $ 3,078,006,797 $ 169,040,175 $ 3,273,098,646
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 582,208 $ — $ — $ 582,208

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$3,342,347 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions Written $ — $ 1,626,924 $ — $ 1,626,924
Interest Rate Futures Contracts
a
1,156,877 — — 1,156,877
Credit Default Swap Agreements
a
— 106,763 — 106,763
Total Liabilities $ 1,739,085 $ 1,733,687 $ — $ 3,472,772
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 37,707,755
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 16,100,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 14,700,946 Yield Analysis Yield 5.1%-7.5% 6.9%
Asset-Backed Securities 7,031,162 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 3,888,105
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 1,126,524 Third Party Pricing Vendor Price — —
Common Stocks 62 Model Price Liquidation Value — —
Corporate Bonds 59,627,789
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 19,355,820 Third Party Pricing Broker Quote — —
Corporate Bonds 2,090,254 Yield Analysis Yield 6.2% —
Corporate Bonds 1,082,239 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 3,508,451 Model Price Purchase Price — —
Senior Floating Rate Interests 2,817,973 Third Party Pricing Broker Quote — —
Unfunded Loan Commitments 3,069 Model Price Purchase Price — —
Warrants 26 Model Price Liquidation Value — —
Total Assets $ 169,040,175
a
Inputs are weighted by the fair value of the instruments.

CORE BOND FUND
March 31, 2026
84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 71,825,094 $ 9,099,758 $ (8,881,277) $ — $ 1,212,564
Corporate Bonds 73,081,978 11,942,493 (2,017,246) — (527,140)
Senior Floating Rate Interests 5,965,837 389,526 (28,843) 172 88
Warrants 26 — — — —
Common Stocks 62 — — — —
Collateralized Mortgage Obligations 3,873,113 — (36,974) (6,497) (2,711)
Unfunded Loan Commitments — 12,000 — — —
Total Assets $ 154,746,110 $ 21,443,777 $ (10,964,340) $ (6,325) $ 682,801
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ 67,900 $ 2,215,824 $ 75,539,863 $ 64,250
Corporate Bonds (323,983) — 82,156,102 (831,765)
Senior Floating Rate Interests (356) — 6,326,424 (356)
Warrants — — 26 —
Common Stocks — — 62 —
Collateralized Mortgage Obligations 61,175 1,126,523 5,014,629 61,175
Unfunded Loan Commitments (8,931) — 3,069 (8,931)
Total Assets $ (204,195) $ 3,342,347 $ 169,040,175 $ (715,627)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69 7.50% 03/01/28
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70 6.34% 11/01/29
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69 7.25% 01/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68 5.80% 02/01/28
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69 7.40% 03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28
BARC 2026-CES1, 5.15% due 01/25/56 6.15% 02/01/30
BARC 2026-CES1, 5.05% due 01/25/56 6.05% 02/01/30
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56 5.85% 02/01/30
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54 7.38% 04/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63 8.10% 11/01/27
BRAVO Residential Funding Trust 2025-NQM2, 5.83% due 11/25/64 6.83% 02/01/29
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64 7.39% 03/01/28
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55 6.70% 03/01/29

CORE BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62 5.50% 02/01/27
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69 7.33% 03/01/28
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68 8.58% 09/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69 7.14% 01/01/28
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68 8.62% 10/01/27
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69 7.43% 03/01/28
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61 6.16% 01/01/30
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70 6.89% 01/01/29
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30
EFMT 2025-CES1, 5.73% due 01/25/60 6.73% 02/01/29
EFMT 2024-CES1, 5.52% due 01/26/60 6.52% 12/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
GCAT Trust 2023-NQM3, 7.34% due 08/25/68 8.34% 09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28
GCAT Trust 2024-NQM2, 6.54% due 06/25/59 7.71% 05/01/28
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29
HOMES Trust 2026-NQM1, 5.05% due 09/25/70 6.05% 01/01/30
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64 6.85% 12/01/28
JP Morgan Mortgage Trust 2026-VIS1, 5.04% due 06/25/66 6.04% 02/01/30
JP Morgan Mortgage Trust 2026-VIS1, 5.24% due 06/25/66 6.24% 02/01/30
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69 6.35% 09/01/28
OBX Trust 2026-NQM5, 5.64% due 01/25/66 6.57% 03/01/30
OBX Trust 2026-NQM4, 5.38% due 02/25/66 6.38% 03/01/30
OBX Trust 2024-NQM3, 6.33% due 12/25/63 7.33% 02/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64 7.29% 03/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64 7.59% 05/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63 7.43% 02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63 7.18% 01/01/28
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63 7.13% 02/01/28
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29
OBX Trust 2024-NQM7, 6.45% due 03/25/64 7.45% 04/01/28
OBX Trust 2025-R1, 5.19% due 09/25/62 6.19% 11/01/29
OBX Trust 2025-NQM13, 5.61% due 05/25/65 6.61% 07/01/29
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63 8.66% 01/01/27
OBX Trust 2024-NQM5, 6.39% due 01/25/64 7.39% 03/01/28
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64 7.70% 04/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64 7.22% 02/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28
OBX Trust 2024-NQM15, 5.57% due 10/25/64 6.57% 10/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64 7.60% 04/01/28
PRKCM Trust 2025-AFC1, 5.25% due 10/25/60 6.25% 09/01/29
PRKCM Trust 2026-AFC1, 5.03% due 02/25/61 6.03% 01/01/30
PRPM LLC 2023-RCF1, 4.00% due 06/25/53 5.00% 06/25/27
PRPM LLC 2025-RPL3, 3.25% due 04/25/55 4.25% 04/01/28

CORE BOND FUND
March 31, 2026
86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28
SG Residential Mortgage Trust 2026-1, 5.14% due 01/25/66 6.14% 02/01/30
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29
Towd Point Mortgage Trust 2026-CES1, 5.32% due 01/25/66 6.38% 01/01/30
Verus Securitization Trust 2023-7, 7.42% due 10/25/68 8.42% 10/01/27
Verus Securitization Trust 2024-1, 6.12% due 01/25/69 7.12% 01/01/28
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28
Verus Securitization Trust 2025-1, 5.98% due 01/25/70 6.98% 01/01/29
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29
Verus Securitization Trust 2026-3, 5.33% due 03/25/71 6.33% 03/01/30
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55 6.68% 12/01/28
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55 6.81% 03/01/29
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54 6.25% 09/01/28

CORE BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments, at value (cost $3,336,972,273) $ 3,270,036,112
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 3,069
Foreign currency, at value (cost $304,959) 304,469
Cash 57,900
Unrealized appreciation on forward foreign currency exchange contracts 15,229
Prepaid expenses 147,803
Receivables:
Investments sold 836,847,285
Interest 20,453,892
Fund shares sold 3,012,594
Variation margin on interest rate swap agreements 552,781
Due from Investment Adviser 275,767
Foreign tax reclaims 119,224
Total assets 4,131,826,125
LIABILITIES:
Options written, at value (premiums received $3,039,107) 2,209,132
Unamortized upfront premiums received on OTC swap agreements 368,169
Unrealized depreciation on OTC swap agreements 106,763
Segregated cash due to broker 788,318
Payable for:
Investments purchased 1,297,721,833
Fund shares redeemed 4,884,330
Transfer agent fees 1,037,749
Investment advisory fees 906,071
Distributions to shareholders 586,707
Variation margin on futures contracts 139,210
Fund accounting 68,174
Distribution and service fees 52,112
Trustees’ fees and expenses* 15,211
Other liabilities 28,220
Total liabilities
1,308,911,999
NET ASSETS $ 2,822,914,126
NET ASSETS CONSIST OF:
Paid-in capital $ 3,074,652,848
Total distributable earnings (loss) (251,738,722)
Net assets $ 2,822,914,126

CORE BOND FUND
88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 141,899,576
Capital shares outstanding 8,686,396
Net asset value per share $ 16 .34
Maximum offering price per share (Net asset value divided by 96.00%) $ 17 .02
Class C:
Net assets $ 22,014,624
Capital shares outstanding 1,353,349
Net asset value per share $ 16 .27
Class P:
Net assets $ 22,977,467
Capital shares outstanding 1,405,171
Net asset value per share $ 16 .35
Institutional Class:
Net assets $ 2,636,022,459
Capital shares outstanding 161,535,281
Net asset value per share $ 16 .32
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

CORE BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 894,533
Interest (net of foreign withholding tax of
$72,741) 58,765,260
Total investment income 59,659,793
EXPENSES:
Investment advisory fees 5,338,173
Distribution and service fees:
Class A 176,107
Class C 111,198
Class P 28,627
Transfer agent fees:
Class A 293,661
Class C 14,259
Class P 16,024
Institutional Class 1,502,272
Administration fees 193,625
Professional fees 102,394
Fund accounting fees 68,174
Custodian fees 61,430
Trustees’ fees and expenses* 16,838
Line of credit fees 10,951
Miscellaneous 118,904
Total expenses 8,052,637
Less:
Expenses reimbursed by Adviser:
Class A (233,730)
Class C (4,887)
Class P (6,243)
Institutional Class (928,671)
Expenses waived by Adviser (185,699)
Total waived/reimbursed expenses (1,359,230)
Net expenses 6,693,407
Net investment income 52,966,386
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (3,049,287)
Swap agreements 93,069
Futures contracts (213,604)
Options purchased (2,553,285)
Options written 1,437,738
Forward foreign currency exchange contracts 130,539
Foreign currency transactions (2,651)
Net realized loss (4,157,481)
Net change in unrealized appreciation (depreciation) on:
Investments (28,264,546)
Swap agreements (1,674,872)
Futures contracts (381,772)
Options purchased 304,135
Options written 88,021
Forward foreign currency exchange contracts 20,520
Foreign currency translations 44,939
Net change in unrealized appreciation (depreciation) (29,863,575)
Net realized and unrealized loss (34,021,056)
Net increase in net assets resulting from operations $ 18,945,330
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

CORE BOND FUND
90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 52,966,386 $ 104,412,048
Net realized loss on investments (4,157,481) (10,340,716)
Net change in unrealized appreciation (depreciation) on investments (29,863,575) (688,577)
Net increase in net assets resulting from operations 18,945,330 93,382,755
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (2,990,899) (6,062,834)
Class C (389,725) (840,534)
Class P (486,428) (1,007,052)
Institutional Class (57,884,193) (98,448,774)
Total distributions to shareholders (61,751,245) (106,359,194)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 19,835,197 28,420,974
Class C 4,057,298 5,721,810
Class P 3,223,523 2,966,425
Institutional Class 703,144,016 1,026,816,354
Distributions reinvested
Class A 2,797,694 5,604,533
Class C 334,197 717,043
Class P 486,428 1,007,041
Institutional Class 54,168,890 91,429,648
Cost of shares redeemed
Class A (16,028,553) (33,223,032)
Class C (3,874,231) (7,162,589)
Class P (2,664,926) (6,190,229)
Institutional Class (432,311,290) (663,979,468)
Net increase from capital share transactions 333,168,243 452,128,510
Net increase in net assets 290,362,328 439,152,071
NET ASSETS:
Beginning of period 2,532,551,798 2,093,399,727
End of period $ 2,822,914,126 $ 2,532,551,798
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 868,866 1,745,938
Class C 193,385 352,779
Class P 140,581 181,773
Institutional Class 36,463,179 63,127,835
Shares issued from reinvestment of distributions
Class A 169,070 343,466
Class C 20,281 44,133
Class P 29,368 61,669
Institutional Class 3,276,713 5,607,472
Shares redeemed
Class A (650,526) (2,045,954)
Class C (183,973) (441,589)
Class P (108,792) (381,289)
Institutional Class (20,344,801) (40,956,077)
Net increase in shares 19,873,351 27,640,156

CORE BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 16.56 $ 16.70 $ 15.56 $ 15.95 $ 20.06 $ 20.53
Income (loss) from investment operations:
Net investment income (loss)
b
0 .30 0 .72 0 .73 0 .67 0 .46 0 .44
Net gain (loss) on investments (realized and
unrealized) ( 0 .17 ) ( 0 .13 ) 1 .13 ( 0 .41 ) ( 3 .84 ) ( 0 .01 )
Total from investment operations 0 .13 0 .59 1 .86 0 .26 ( 3 .38 ) 0 .43
Less distributions from:
Net investment income ( 0 .35 ) ( 0 .73 ) ( 0 .72 ) ( 0 .65 ) ( 0 .47 ) ( 0 .47 )
Net realized gains — — — — ( 0 .26 ) ( 0 .43 )
Total distributions ( 0 .35 ) ( 0 .73 ) ( 0 .72 ) ( 0 .65 ) ( 0 .73 ) ( 0 .90 )
Net asset value, end of period $ 16.34 $ 16.56 $ 16.70 $ 15.56 $ 15.95 $ 20.06
Total Return
c
0 .78% 3 .71% 12 .27% 1 .46% ( 17 .30 ) % 2 .09%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 141,900 $ 137,413 $ 137,883 $ 117,100 $ 112,084 $ 151,026
Ratios to average net assets:
Net investment income (loss) 3 .60% 4 .42% 4 .54% 4 .12% 2 .53% 2 .20%
Total expenses
d
1 .10% 0 .87% 0 .93% 0 .92% 0 .82% 0 .85%
Net expenses
e
0 .75% 0 .76% 0 .83% 0 .83% 0 .78% 0 .79%
Portfolio turnover rate 45% 53% 89% 88% 49% 103%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .75% 0 .76% 0 .76% 0 .76% 0 .77% 0 .78%
Recoupment of previously waived fees
f
— 0.00%
*
— 0 .01% 0 .01% 0 .01%
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 16.49 $ 16.63 $ 15.49 $ 15.88 $ 19.97 $ 20.45
Income (loss) from investment operations:
Net investment income (loss)
b
0 .23 0 .60 0 .60 0 .55 0 .33 0 .29
Net gain (loss) on investments (realized and
unrealized) ( 0 .16 ) ( 0 .13 ) 1 .14 ( 0 .42 ) ( 3 .83 ) ( 0 .03 )
Total from investment operations 0 .07 0 .47 1 .74 0 .13 ( 3 .50 ) 0 .26
Less distributions from:
Net investment income ( 0 .29 ) ( 0 .61 ) ( 0 .60 ) ( 0 .52 ) ( 0 .33 ) ( 0 .31 )
Net realized gains — — — — ( 0 .26 ) ( 0 .43 )
Total distributions ( 0 .29 ) ( 0 .61 ) ( 0 .60 ) ( 0 .52 ) ( 0 .59 ) ( 0 .74 )
Net asset value, end of period $ 16.27 $ 16.49 $ 16.63 $ 15.49 $ 15.88 $ 19.97
Total Return
c
0 .41% 2 .96% 11 .49% 0 .68% ( 17 .90 ) % 1 .34%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 22,015 $ 21,824 $ 22,759 $ 22,027 $ 20,970 $ 33,407
Ratios to average net assets:
Net investment income (loss) 2 .85% 3 .69% 3 .80% 3 .39% 1 .78% 1 .46%
Total expenses
d
1 .56% 1 .57% 1 .63% 1 .66% 1 .61% 1 .61%
Net expenses
e
1 .50% 1 .51% 1 .59% 1 .59% 1 .53% 1 .54%
Portfolio turnover rate 45% 53% 89% 88% 49% 103%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .50% 1 .51% 1 .51% 1 .52% 1 .52% 1 .53%
Recoupment of previously waived fees
f
— 0 .01% 0 .04% 0 .01% 0.00%
*
—

CORE BOND FUND
92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 16.57 $ 16.72 $ 15.57 $ 15.96 $ 20.07 $ 20.55
Income (loss) from investment operations:
Net investment income (loss)
b
0 .30 0 .72 0 .72 0 .66 0 .46 0 .44
Net gain (loss) on investments (realized and
unrealized) ( 0 .17 ) ( 0 .14 ) 1 .15 ( 0 .41 ) ( 3 .84 ) ( 0 .02 )
Total from investment operations 0 .13 0 .58 1 .87 0 .25 ( 3 .38 ) 0 .42
Less distributions from:
Net investment income ( 0 .35 ) ( 0 .73 ) ( 0 .72 ) ( 0 .64 ) ( 0 .47 ) ( 0 .47 )
Net realized gains — — — — ( 0 .26 ) ( 0 .43 )
Total distributions ( 0 .35 ) ( 0 .73 ) ( 0 .72 ) ( 0 .64 ) ( 0 .73 ) ( 0 .90 )
Net asset value, end of period $ 16.35 $ 16.57 $ 16.72 $ 15.57 $ 15.96 $ 20.07
Total Return 0 .78% 3 .64% 12 .25% 1 .50% ( 17 .30 ) % 2 .04%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 22,977 $ 22,276 $ 24,778 $ 28,885 $ 53,203 $ 89,223
Ratios to average net assets:
Net investment income (loss) 3 .60% 4 .41% 4 .53% 4 .10% 2 .49% 2 .17%
Total expenses
d
0 .82% 0 .85% 0 .87% 1 .01% 0 .94% 0 .90%
Net expenses
e
0 .75% 0 .76% 0 .84% 0 .82% 0 .78% 0 .79%
Portfolio turnover rate 45% 53% 89% 88% 49% 103%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .75% 0 .76% 0 .76% 0 .76% 0 .77% 0 .78%
Recoupment of previously waived fees
f
— 0 .01% 0 .05% 0.00%
*
— —
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 16.54 $ 16.68 $ 15.54 $ 15.92 $ 20.03 $ 20.51
Income (loss) from investment operations:
Net investment income (loss)
b
0 .32 0 .77 0 .77 0 .71 0 .52 0 .50
Net gain (loss) on investments (realized and
unrealized) ( 0 .17 ) ( 0 .13 ) 1 .13 ( 0 .40 ) ( 3 .85 ) ( 0 .03 )
Total from investment operations 0 .15 0 .64 1 .90 0 .31 ( 3 .33 ) 0 .47
Less distributions from:
Net investment income ( 0 .37 ) ( 0 .78 ) ( 0 .76 ) ( 0 .69 ) ( 0 .52 ) ( 0 .52 )
Net realized gains — — — — ( 0 .26 ) ( 0 .43 )
Total distributions ( 0 .37 ) ( 0 .78 ) ( 0 .76 ) ( 0 .69 ) ( 0 .78 ) ( 0 .95 )
Net asset value, end of period $ 16.32 $ 16.54 $ 16.68 $ 15.54 $ 15.92 $ 20.03
Total Return 0 .93% 4 .01% 12 .61% 1 .80% ( 17 .09 ) % 2 .34%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,636,022 $ 2,351,039 $ 1,907,980 $ 1,378,747 $ 1,082,805 $ 1,382,711
Ratios to average net assets:
Net investment income (loss) 3 .90% 4 .72% 4 .84% 4 .43% 2 .84% 2 .49%
Total expenses
d
0 .55% 0 .59% 0 .59% 0 .65% 0 .60% 0 .60%
Net expenses
e
0 .46% 0 .47% 0 .53% 0 .55% 0 .49% 0 .50%
Portfolio turnover rate 45% 53% 89% 88% 49% 103%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .46% 0 .47% 0 .47% 0 .47% 0 .48% 0 .49%
Recoupment of previously waived fees
f
— 0.00%
*
0 .01% 0.00%
*
— —

CORE BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

FLOATING RATE STRATEGIES FUND
March 31, 2026
94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
COMMON STOCKS - 1 .1%
INDUSTRIAL - 0 .5%
API Heat Transfer
Intermediate*
,a
2,105 $ 2,706,683
BP Holdco LLC*
,a,b
244,278 146,530
YAK BLOCKER 2 LLC
a
29,884 26,680
Targus, Inc.*
,a
25,546 227
Total Industrial 2,880,120
FINANCIAL - 0 .3%
Fusion Buyer LLC*
46,340 1,592,938
CONSUMER, CYCLICAL - 0 .2%
Asphalt Atd Holdco LLC
a
373,317 664,504
SHO Holding I Corp.
a
178 140,023
FG Parent LLC
a
46,340 28,963
Total Consumer, Cyclical 833,490
CONSUMER, NON-CYCLICAL - 0 .1%
WW International, Inc.*
25,462 349,848
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
11,188 186,192
Xplore, Inc.*
114,139 82,061
Total Communications 268,253
Total Common Stocks
(Cost $11,480,555) 5,924,649
PREFERRED STOCKS - 0 .1%
FINANCIAL - 0 .1%
Keenova 5,190 447,207
Par Health 5,190 28,545
Total Financial 475,752
Total Preferred Stocks
(Cost $542,358) 475,752
RIGHTS - 0 .0%
BASIC MATERIALS - 0 .0%
Asphalt Intermediate Holdco
LLC
Expiring 12/31/49
a
16,664 67
COMMUNICATIONS - 0 .0%
Xplore, Inc.
a
8,701 1
Total Rights
(Cost $2) 68
EXCHANGE-TRADED FUNDS
c
- 1 .8%
SPDR Blackstone Senior
Loan ETF
243,601 9,778,144
Total Exchange-Traded Funds
(Cost $10,087,307) 9,778,144
MONEY MARKET FUNDS
c
- 3 .8%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.51%
d
20,161,590 20,161,590
Total Money Market Funds
(Cost $20,161,590) 20,161,590
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79 .2%
CONSUMER, CYCLICAL - 18 .0%
Allwyn Entertainment Financing
US LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
6,315,461 $ 6,110,210
Flutter Financing BV
5.45% (3 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 11/30/30
◊
4,897,275 4,836,059
Six Flags Entertainment Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 05/01/31
◊
4,421,250 4,349,405
Entain Holdings (Gibraltar) Ltd.
5.95% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
2,606,515 2,601,640
5.95% (3 Month Term SOFR
+ 2.25%) due 10/31/29
◊
1,576,080 1,574,362
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/31
◊
2,378,224 2,303,904
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
1,377,000 1,335,690
Scientific Games Corp.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
3,641,404 3,583,251
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
3,596,000 3,568,131
TRQ Sales LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 08/13/32
◊
3,606,140 3,486,705
Life Time, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/05/31
◊
3,446,755 3,443,515
US LBM
7.52% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 06/06/31
◊
4,187,743 3,339,223
United Airlines, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
3,306,096 3,291,649
International Entertainment Jjco
3 Ltd.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/29/32
◊
2,853,491 2,846,358
Sweetwater Borrower LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
2,668,291 2,666,637
Hunter Douglas, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
2,571,025 2,556,036
Scientific Games Holdings, LP
5.78% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 2,175,000 2,451,988

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
CONSUMER, CYCLICAL - 18.0% (continued)
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR
+ 3.25%) due 08/30/32
◊
2,239,388 $ 2,244,986
Peer Holding III BV
6.20% (3 Month Term SOFR
+ 2.50%) due 10/28/30
◊
1,200,961 1,197,959
6.20% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
977,625 974,575
Station Casinos LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/31
◊
2,095,270 2,092,923
SeaWorld Parks &
Entertainment, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/04/31
◊
2,068,500 2,037,472
1011778 BC ULC
5.42% (1 Month Term SOFR
+ 1.75%) due 09/20/30
◊
2,019,314 2,013,518
Clarios Global, LP
6.17% (1 Month Term SOFR
+ 2.50%) due 05/06/30
◊
2,010,842 2,002,678
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
1,950,872 1,948,374
Betclic Everest Group SAS
due 12/10/31
e
1,890,000 1,881,741
Gulfside Supply, Inc.
due 06/17/31
e
2,042,250 1,861,001
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
1,856,946 1,858,933
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
1,810,000 1,805,475
Alterra Mountain Co.
6.17% (1 Month Term SOFR
+ 2.50%) due 08/17/28
◊
1,628,067 1,625,022
Air Canada
5.42% (1 Month Term SOFR
+ 1.75%) due 03/21/31
◊
1,626,811 1,611,226
PCI Gaming Authority, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
1,550,869 1,549,209
Park River Holdings, Inc.
8.16% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 03/15/31
◊
1,585,000 1,545,977
Live Nation Entertainment, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
1,514,205 1,512,312
Hayward Industries, Inc.
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 05/30/28
◊
1,501,959 1,503,521
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
CONSUMER, CYCLICAL - 18.0% (continued)
ABG Intermediate Holdings 2
LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 02/13/32
◊
1,488,738 $ 1,479,895
HNI Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 12/10/32
◊
1,241,888 1,248,097
Asphalt Atd Holdco LLC
10.70% (3 Month Term SOFR
+ 6.67%) (in-kind rate was
4.00%) due 02/28/30
◊,a,f
1,375,045 1,100,036
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
918,385 919,533
Gibson Brands, Inc.
8.93% (3 Month Term SOFR +
5.00%, Rate Floor: 0.75%)
due 08/11/28
◊
997,396 917,245
Openlane, Inc.
6.14% (3 Month Term SOFR
+ 2.50%) due 10/08/32
◊,a
917,700 916,553
VSE Corp.
due 03/17/33
e
640,000 638,669
QXO Building Products, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 04/30/32
◊
602,556 600,706
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
551,618 548,859
Sabre GLBL, Inc.
9.77% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊
697,876 545,842
Topgolf Callaway Brands
6.42% (1 Month Term SOFR
+ 2.75%) due 03/15/30
◊
433,004 434,086
Hilton Domestic Operating Co.,
Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 11/08/30
◊
427,249 427,783
SHO Holding I Corp.
10.46% (3 Month Term SOFR
+ 6.50%, Rate Floor:
1.00%) due 06/30/29
◊,a
258,670 256,720
10.96% (3 Month Term SOFR
+ 7.00%, Rate Floor:
1.00%) due 06/30/29
◊,a
100,897 88,789
Total Consumer, Cyclical 95,734,478
CONSUMER, NON-CYCLICAL - 16 .9%
Dermatology Intermediate
Holdings III, Inc.
7.92% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 03/30/29
◊
5,045,034 4,746,519
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
4,387,864 4,078,432

FLOATING RATE STRATEGIES FUND
March 31, 2026
96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
CONSUMER, NON-CYCLICAL - 16.9% (continued)
Prime Security Services
Borrower LLC
5.66% (1 Month Term SOFR
+ 2.00%) due 10/13/30
◊
3,156,158 $ 3,139,241
5.41% (1 Month Term SOFR
+ 1.75%) due 03/07/32
◊
849,674 836,529
Galaxy US Opco, Inc.
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 07/31/30
◊
4,130,168 3,547,525
Upbound Group, Inc.
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/12/32
◊
3,465,118 3,457,911
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
3,383,711 3,380,327
Amspec Parent LLC
7.20% (3 Month Term SOFR
+ 3.50%) due 12/22/31
◊
3,365,410 3,351,376
Conair Holdings LLC
7.53% (1 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 05/17/28
◊
4,579,148 3,185,759
Imagefirst Holdings LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 03/07/32
◊
3,195,850 3,179,871
Eagle Parent Corp.
7.95% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 04/02/29
◊
3,127,792 3,132,359
Fugue Finance LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 01/09/32
◊
2,960,089 2,918,470
Congruex Group LLC
5.35% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%)
due 05/03/29
◊,f
4,030,302 2,709,693
Resonetics LLC
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 06/18/31
◊
2,358,180 2,345,658
Lernen US Finco LLC
7.32% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
2,439,773 2,340,157
Outcomes Group Holdings, Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 05/06/31
◊
2,335,541 2,332,996
Secretariat Advisors LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
2,376,114 2,328,592
Aggreko Holdings, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
2,252,766 2,249,251
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
CONSUMER, NON-CYCLICAL - 16.9% (continued)
Transnetwork LLC
8.45% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
2,447,425 $ 2,202,683
Blue Ribbon LLC
4.92% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,f
2,291,333 1,299,507
7.64% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,a,f
908,929 854,393
Grifols Worldwide Operations
USA, Inc.
5.77% (1 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 11/15/27
◊
2,130,000 2,126,741
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
2,139,945 2,094,257
IVI America LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 04/09/31
◊
2,053,764 2,064,033
ASP Dream Acquisition
Company LLC
8.02% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
2,232,640 2,048,447
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 03/06/28
◊
7,250,005 1,981,644
Midwest Physician
Administrative Services
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
2,271,465 1,929,042
Primo Brands Corp.
due 03/18/31
e
1,860,000 1,862,027
Auxey Midco Ltd.
9.76% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
1,921,920 1,773,932
Medical Solutions Holdings, Inc.
7.27% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/01/28
◊
8,936,361 1,772,348
Red Spv LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
1,702,485 1,698,229
1261229 BC Ltd.
9.92% (1 Month Term SOFR
+ 6.25%) due 10/08/30
◊
1,641,595 1,581,857
Mamba Purchaser, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 10/14/31
◊
1,337,424 1,337,705

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
CONSUMER, NON-CYCLICAL - 16.9% (continued)
Pacific Dental Services LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 03/15/31
◊
1,313,966 $ 1,313,966
Hopper Merger Sub, Inc.
5.90% due 01/14/33
e
1,235,000 1,219,562
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR
+ 3.50%) due 12/30/32
◊
1,163,684 1,159,320
Del Monte Foods, Inc.
11.77% (1 Month Term SOFR
+ 8.00%) due 08/02/28
◊
2,105,964 995,068
8.02% (1 Month Term SOFR +
4.35%, Rate Floor: 0.50%)
due 08/02/28
◊
3,329,210 99,876
Surgery Center Holdings, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 12/19/30
◊
1,091,750 1,091,226
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
1,301,096 931,585
Citrin Cooperman Advisors LLC
6.70% (3 Month Term SOFR
+ 3.00%) due 04/01/32
◊
846,776 811,847
Composecure Holdings LLC
5.93% (1 Month Term SOFR
+ 2.25%) due 01/14/33
◊
720,000 716,854
Galileo Global Education
due 07/31/31
e
EUR 506,071 568,783
American Residential Services
LLC
6.45% (3 Month Term SOFR
+ 2.75%) due 02/02/32
◊
557,857 554,370
Balrog Acquisition, Inc.
8.28% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 09/05/28
◊
516,936 362,719
7.78% (1 Month Term SOFR +
4.00%, Rate Floor: 1.50%)
due 09/05/28
◊
182,411 127,992
Total Consumer, Non-cyclical 89,840,679
INDUSTRIAL - 11 .6%
Merlin Buyer, Inc.
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
2,651,208 2,651,208
due 03/26/33
e
2,290,000 2,290,000
Quikrete Holdings, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
2,564,100 2,557,690
5.92% (1 Month Term SOFR
+ 2.25%) due 03/19/29
◊
1,314,068 1,312,202
5.92% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
711,000 709,464
Transdigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 02/28/31
◊
3,151,079 3,150,732
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
INDUSTRIAL - 11.6% (continued)
Pregis Topco LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/01/29
◊
2,737,350 $ 2,731,875
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 08/03/29
◊
2,723,643 2,728,409
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
2,678,288 2,689,161
Michael Baker International LLC
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
2,676,532 2,673,186
EMRLD Borrower, LP
5.95% (3 Month Term SOFR
+ 2.25%) due 08/04/31
◊
2,540,800 2,534,448
Pelican Products, Inc.
8.21% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
2,608,197 2,302,986
API Heat Transfer Thermasys
Corp.
10.46% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,a
2,189,335 2,189,335
Cube Safety Bidco AB
due 02/14/33
e
EUR 1,850,000 2,117,049
Savage Enterprises LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 08/05/32
◊
2,073,333 2,071,073
STS Operating, Inc.
7.77% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
1,975,680 1,973,625
Engineering Research &
Consulting LLC
8.70% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
2,518,125 1,964,137
Energizer Holdings, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
1,710,174 1,703,761
Mannington Mills, Inc.
8.45% (3 Month Term SOFR
+ 4.75%) due 03/25/32
◊,a
1,689,139 1,646,910
Frontdoor, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 12/19/31
◊
1,575,063 1,576,055
Pro Mach Group, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 10/15/32
◊
1,531,163 1,527,335
MX Holdings US, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/17/32
◊
1,475,236 1,475,236
Proampac PG Borrower LLC
7.78% (1 Month Term SOFR
+ 4.00%) due 03/07/33
◊
1,383,411 1,332,571
OEP Glass Purchaser LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
1,350,000 1,326,375

FLOATING RATE STRATEGIES FUND
March 31, 2026
98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
INDUSTRIAL - 11.6% (continued)
Azuria Water Solutions, Inc.
due 01/27/33
e
1,323,369 $ 1,308,481
Tega MC Australia Holdings
Pty Ltd.
due 03/24/33
e
1,165,000 1,156,262
LSF12 Phoenix Holdco LLC
due 03/05/33
e
1,092,000 1,078,350
Na Rail Hold Co. LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 03/08/32
◊
1,004,894 1,003,638
Dxp Enterprises, Inc.
6.92% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
997,494 1,001,444
Graham Packaging Co., Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 01/26/33
◊
960,000 949,066
Standard Industries, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 09/22/28
◊
794,465 792,590
Gibraltar Industries, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 02/02/33
◊,a
789,231 784,298
Knife River Corp.
5.67% (3 Month Term SOFR
+ 2.00%) due 03/08/32
◊
724,761 726,269
Siteone Landscape Supply
Holding LLC
5.43% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 03/23/30
◊
689,500 691,224
Mi Windows & Doors LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 03/28/31
◊
717,280 658,700
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
670,035 632,768
Arcwood Environmental, Inc.
due 03/20/33
e
505,000 505,000
Salas Obrien, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 01/31/33
◊,a
504,857 503,595
Genesee & Wyoming, Inc.
due 04/10/31
e
467,626 465,045
Enviri Corp.
6.03% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/09/28
◊
298,433 297,189
Total Industrial 61,788,742
FINANCIAL - 10 .7%
Nexus Buyer LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 07/31/31
◊
5,076,593 4,871,244
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
4,715,780 4,624,153
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
FINANCIAL - 10.7% (continued)
Ardonagh Midco 3 Ltd.
6.37% (6 Month Term SOFR
+ 2.75%) due 02/15/31
◊
4,157,843 $ 4,056,516
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
3,819,939 3,822,079
Starwood Property Mortgage
LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/02/30
◊
1,981,594 1,979,117
5.92% (1 Month Term SOFR
+ 2.25%) due 09/24/32
◊
1,449,317 1,449,317
Blackhawk Network Holdings,
Inc.
7.17% (1 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 03/12/29
◊
2,713,274 2,674,610
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
2,691,876 2,661,108
USI, Inc.
5.95% (3 Month Term SOFR
+ 2.25%) due 11/21/29
◊
2,486,691 2,478,932
HarbourVest Partners, LP
5.70% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,a
2,422,590 2,416,533
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR
+ 4.00%) due 01/27/33
◊
2,384,127 2,322,545
Franklin Square Holdings, LP
5.92% (1 Month Term SOFR
+ 2.25%) due 04/25/31
◊
2,673,127 2,232,061
CFC US 2025 LLC
7.16% (3 Month Term SOFR
+ 3.50%) due 05/29/32
◊
2,244,375 2,137,767
Jefferies Finance LLC
6.43% (1 Month Term SOFR
+ 2.75%) due 10/21/31
◊
1,696,754 1,667,061
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
1,685,000 1,666,398
Corpay Technologies Operating
Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 04/28/28
◊
1,665,568 1,663,836
Pex Holdings LLC
6.45% (3 Month Term SOFR
+ 2.75%) due 11/26/31
◊
1,483,378 1,463,604
Walker & Dunlop, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/32
◊,a
1,328,617 1,326,956
Citco Funding LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
1,331,663 1,325,417

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
FINANCIAL - 10.7% (continued)
IMC Global Holdings LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 06/18/32
◊
1,255,513 $ 1,257,082
Admiral Bidco GmbH
due 09/29/32
e
EUR 1,000,000 1,149,205
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/27/28
◊
1,017,313 1,015,024
Eisner Advisory Group
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 02/28/31
◊
945,620 897,942
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
879,349 849,759
Osaic Holdings, Inc.
6.20% (3 Month Term SOFR
+ 2.50%) due 07/30/32
◊
830,000 813,715
Orion Advisor Solutions, Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 09/24/30
◊
721,764 707,631
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
704,849 696,483
Blackstone Mortgage Trust, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 12/19/32
◊
693,263 691,529
Jones Deslauriers Insurance
Management, Inc.
6.66% (3 Month Term SOFR
+ 3.00%) due 02/02/33
◊
691,000 670,270
GTCR Everest Borrower LLC
6.20% (3 Month Term SOFR
+ 2.50%) due 09/05/31
◊
430,267 426,842
Kestra Advisor Services
Holdings A, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 03/22/31
◊
346,604 343,765
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
296,585 292,569
Ascensus Group Holdings
6.67% (1 Month Term SOFR
+ 3.00%) due 11/25/32
◊
286,176 281,257
EP Wealth Advisors, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 10/18/32
◊
170,000 170,000
Total Financial 57,102,327
TECHNOLOGY - 8 .3%
Boxer Parent Co., Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 07/30/31
◊
5,068,665 4,686,944
Pushpay USA, Inc.
7.45% (3 Month Term SOFR
+ 3.75%) due 08/15/31
◊
3,958,432 3,839,679
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
TECHNOLOGY - 8.3% (continued)
Planview Parent, Inc.
7.20% (3 Month Term SOFR
+ 3.50%) due 12/17/27
◊
4,703,874 $ 3,472,070
Zodiac Purchaser LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 02/14/32
◊
2,805,276 2,577,347
CACI International, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 10/30/31
◊
2,461,325 2,460,292
Athena Health Group, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 02/15/29
◊
2,494,237 2,444,352
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
2,717,695 2,431,576
DS Admiral Bidco LLC
7.95% (3 Month Term SOFR
+ 4.25%) due 06/26/31
◊
2,423,704 2,267,690
Xerox Corp.
7.70% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/19/29
◊
3,527,240 2,222,162
OAK-Eagle Acquireco, Inc.
due 03/24/33
e
2,215,000 2,201,156
World Wide Technology Holding
Co. LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
1,848,883 1,838,492
SonarSource Financing LLC
8.17% (3 Month Term SOFR
+ 4.50%) due 12/19/30
◊
1,890,000 1,724,625
Orsini Bidco BV
6.48% (3 Month EURIBOR +
4.50%) due 11/15/32
◊
EUR 1,349,020 1,543,471
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
1,551,192 1,512,412
Waystar Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/22/29
◊,a
1,250,405 1,245,716
Realpage, Inc.
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 04/24/28
◊
1,215,290 1,162,255
IGT Holding IV AB
6.70% (3 Month Term SOFR
+ 3.00%) due 09/01/31
◊
1,110,000 1,098,900
Dye & Durham Corp.
8.05% (3 Month Term SOFR +
4.25%, Rate Floor: 1.00%)
due 04/11/31
◊
1,299,175 1,091,307
Dayforce, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 02/04/33
◊
1,130,000 1,067,534

FLOATING RATE STRATEGIES FUND
March 31, 2026
100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
TECHNOLOGY - 8.3% (continued)
Capstone Borrower, Inc.
6.45% (3 Month Term SOFR
+ 2.75%) due 06/17/30
◊
994,962 $ 944,219
Cloud Software Group, Inc.
6.95% (3 Month Term SOFR
+ 3.25%) due 08/09/32
◊
910,425 830,271
Imprivata, Inc.
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/01/27
◊
627,485 621,681
Central Parent LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 07/06/29
◊
412,492 292,907
Leia Finco US LLC
6.90% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
273,618 261,341
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
198,995 185,314
CCC Intelligent Solutions, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
185,172 183,551
Total Technology 44,207,264
COMMUNICATIONS - 7 .5%
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR
+ 3.18%) due 03/02/31
◊
6,016,233 5,471,042
Cengage Learning, Inc.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 1.00%)
due 03/24/31
◊
3,879,485 3,792,584
Gen Digital, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
2,590,425 2,546,725
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 09/12/29
◊
1,213,656 1,200,002
Speedster Bidco GmbH
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/31
◊
3,501,027 3,345,686
Charter Communications
Operating LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 12/07/30
◊
3,176,875 3,172,396
Zayo Group Holdings, Inc.
6.78% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,f
3,218,230 3,154,959
Midcontinent Communications
6.17% (1 Month Term SOFR
+ 2.50%) due 08/16/31
◊
2,462,500 2,439,919
Tripadvisor, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
2,557,556 2,416,891
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
COMMUNICATIONS - 7.5% (continued)
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/29/32
◊
2,221,614 $ 2,204,263
Numericable US LLC
10.55% (3 Month Term SOFR
+ 6.88%) due 05/31/31
◊
1,877,289 1,878,472
Xplore, Inc.
6.00% (1 Month Term SOFR
+ 1.61%) due 10/24/31
◊
2,024,633 1,278,050
5.28% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,f
590,538 533,699
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
1,696,500 1,694,736
Zephyr Bidco Ltd.
due 07/31/28
e
EUR 1,335,000 1,477,982
due 07/20/28
e
EUR 125,000 138,388
Go Daddy Operating Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 11/09/29
◊
1,581,458 1,556,424
CNT Holdings I Corp.
6.17% (3 Month Term SOFR +
2.50%, Rate Floor: 0.75%)
due 11/08/32
◊
940,550 939,468
CSC Holdings LLC
8.25% (3 Month PRIME +
1.50%, Rate Floor: 1.00%)
due 04/15/27
◊
1,040,000 914,222
Total Communications 40,155,908
ENERGY - 4 .6%
TerraForm Power Operating
LLC
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 05/21/29
◊
3,496,644 3,460,594
Liquid Tech Solutions Holdings
LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 10/12/32
◊
2,721,362 2,716,273
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
2,677,981 2,666,680
Apro LLC
7.43% (1 Month Term SOFR
+ 3.75%) due 07/09/31
◊
2,610,250 2,613,513
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
2,119,324 2,114,556
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR
+ 2.25%) due 03/03/31
◊
1,837,083 1,838,920
ITT Holdings LLC
5.64% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
1,760,224 1,753,077

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 79.2% (continued)
ENERGY - 4.6% (continued)
WhiteWater Matterhorn
Holdings LLC
5.44% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
1,556,100 $ 1,546,375
GIP Pilot Acquisition Partners,
LP
5.65% (3 Month Term SOFR
+ 2.00%) due 10/04/30
◊
1,529,349 1,528,967
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
1,419,850 1,420,446
Par Petroleum LLC
6.93% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/28/30
◊
1,378,170 1,377,136
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
1,249,149 1,245,502
Total Energy 24,282,039
BASIC MATERIALS - 1 .5%
Nic Acquisition Corp.
7.71% (3 Month Term SOFR +
3.75%, Rate Floor: 1.75%)
due 12/29/27
◊
3,528,762 2,805,365
Discovery Purchaser Corp.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/04/29
◊
1,985,275 1,950,037
SCIL US Holdings LLC
7.79% (6 Month Term SOFR
+ 4.00%) due 11/08/32
◊
1,556,100 1,547,355
Novelis Holdings, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
1,401,714 1,401,125
Ecovyst Catalyst Technologies
LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/12/31
◊
412,657 412,508
Total Basic Materials 8,116,390
UTILITIES - 0 .1%
AL GCX Fund VIII Holdings LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
745,793 744,160
Total Senior Floating Rate Interests
(Cost $450,945,567) 421,971,987
CORPORATE BONDS - 6 .6%
CONSUMER, NON-CYCLICAL - 2 .3%
Sotheby's
7.38% due 10/15/27
g
2,875,000 2,861,228
ADT Security Corp.
4.13% due 08/01/29
g
2,875,000 2,746,629
Tenet Healthcare Corp.
4.38% due 01/15/30 2,800,000 2,712,015
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6.6% (continued)
CONSUMER, NON-CYCLICAL - 2.3% (continued)
Acadia Healthcare Company,
Inc.
5.00% due 04/15/29
g
1,730,000 $ 1,684,345
HCA, Inc.
4.50% due 02/15/27 1,500,000 1,500,001
Cidron Atrium SE
5.65% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,g
EUR 760,000 858,569
Total Consumer, Non-cyclical 12,362,787
FINANCIAL - 1 .3%
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
g
2,500,000 2,352,376
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,g
EUR 1,600,000 1,849,120
Hunt Companies, Inc.
5.25% due 04/15/29
g
1,850,000 1,735,516
Global Atlantic Fin Co.
7.25% due 03/01/56
g,h
675,000 636,229
Total Financial 6,573,241
CONSUMER, CYCLICAL - 1 .2%
Fertitta Entertainment LLC /
Fertitta Entertainment Finance
Co., Inc.
4.63% due 01/15/29
g
5,000,000 4,778,636
Crocs, Inc.
4.13% due 08/15/31
g
1,755,000 1,579,207
4.25% due 03/15/29
g
80,000 76,785
Total Consumer, Cyclical 6,434,628
COMMUNICATIONS - 1 .0%
VZ Secured Financing BV
5.00% due 01/15/32
g
3,500,000 3,000,186
McGraw-Hill Education, Inc.
5.75% due 08/01/28
g
1,575,000 1,557,373
Match Group Holdings II LLC
5.00% due 12/15/27
g
350,000 348,539
4.63% due 06/01/28
g
300,000 293,291
Total Communications 5,199,389
INDUSTRIAL - 0 .8%
New Enterprise Stone & Lime
Company, Inc.
5.25% due 07/15/28
g
2,875,000 2,832,435
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
g
2,120,000 1,354,036
Standard Industries, Inc.
4.38% due 07/15/30
g
270,000 254,493
Total Industrial 4,440,964
ENERGY - 0 .0%
Sunoco, LP / Sunoco Finance
Corp.
5.88% due 03/15/28 95,000 94,961

FLOATING RATE STRATEGIES FUND
March 31, 2026
102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6.6% (continued)
BASIC MATERIALS - 0 .0%
Mirabela Nickel Ltd.
due 06/24/19
a,i,j
1,279,819 $ 3,200
Total Corporate Bonds
(Cost $38,113,926) 35,109,170
ASSET-BACKED SECURITIES - 5 .3%
FINANCIAL - 2 .2%
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,a
3,543,337 3,543,729
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,a
2,900,000 2,900,000
Atlas SP Partners, LP
due 12/12/30
e
1,900,000 1,900,000
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,a
1,325,507 1,315,911
Pilatus Bank plc
6.32% due 03/31/40 1,000,000 1,000,000
SP Touchdown Holdings, LP
6.17% (3 Month Term SOFR
+ 2.50%) due 10/26/29
◊,a
1,000,000 1,000,000
Total Financial 11,659,640
COLLATERALIZED LOAN OBLIGATIONS - 2 .0%
Golub Capital Partners CLO
69M
2023-69A DR, 6.71% (3
Month Term SOFR +
3.05%, Rate Floor: 3.05%)
due 11/09/38
◊,g
2,750,000 2,674,271
BDS LLC
2025-FL15 C, 5.83% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
03/19/43
◊,g
2,000,000 1,989,066
BSPRT Issuer LLC
2026-FL13 C, 5.85% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/18/43
◊,g
1,000,000 1,000,000
2025-FL12 C, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
01/17/43
◊,g
600,000 598,330
BCRED CLO LLC
2026-1A C, 5.60% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
04/24/39
◊,g
1,500,000 1,490,717
Acore Issuer LLC
2026-FL1 C, 5.78% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/20/43
◊,g
1,450,000 1,444,718
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 5.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 2.0% (continued)
BSPDF Issuer LLC
2026-FL3 C, 5.75% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
09/18/43
◊,g
600,000 $ 596,159
AREIT Ltd.
2025-CRE11 B, 5.68% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,g
550,000 548,183
Elmwood CLO 28 Ltd.
2024-4A D, 6.97% (3 Month
Term SOFR + 3.30%,
Rate Floor: 3.30%) due
04/17/37
◊,g
500,000 498,830
Octagon Loan Funding Ltd.
2014-1A SUB due 11/18/31
◊,g,k
2,071,948 5,284
Total Collateralized Loan Obligations 10,845,558
INFRASTRUCTURE - 0 .7%
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
g
1,500,000 1,474,793
2026-1A, 6.84% due
03/15/56
g
1,450,000 1,456,120
Surf Internet
5.49% due 03/20/56
a
650,000 650,000
Total Infrastructure 3,580,913
NET LEASE - 0 .3%
SVC ABS LLC
2026-1A, 5.80% due
03/20/56
g
1,350,000 1,331,917
TRANSPORT-AIRCRAFT - 0 .1%
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
l
610,546 610,546
Total Asset-Backed Securities
(Cost $28,164,348) 28,028,574
COLLATERALIZED MORTGAGE OBLIGATIONS - 2 .1%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2 .1%
RALI Series Trust
2006-QO6, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
10,472,375 2,089,642
2006-QO2, 4.23% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
416,752 67,531
Morgan Stanley Residential
Mortgage Loan Trust
2026-NQM2, 1.91% (WAC)
due 01/26/71
◊,g,m
15,619,249 688,381
2026-NQM2, 6.82% (WAC)
due 01/26/71
◊,g
480,000 445,411
2026-NQM2, 6.19% (WAC)
due 01/26/71
◊,g
300,000 293,362
2026-NQM2, 0.32% (WAC)
due 01/26/71
◊,g,m
15,619,249 154,849

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.1% (continued)
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 4.67% (1 Year
CMT Rate + 0.81%, Rate
Floor: 0.81%) due 07/25/47
◊
1,770,886 $ 1,508,537
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
g,n
1,500,000 1,494,251
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.70% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
1,271,394 1,110,591
American Home Mortgage
Assets Trust
2006-4, 4.00% (1 Month Term
SOFR + 0.32%, Rate Floor:
0.32%) due 10/25/46
◊
1,962,747 982,247
HOMES Trust
2025-AFC3, 5.34% due
08/25/60
g,n
897,558 894,878
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.1% (continued)
Lehman XS Trust
2006-16N, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
962,821 $ 868,483
Alliance Bancorp Trust
2007-OA1, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
289,240 259,588
Morgan Stanley Re-REMIC
Trust
2010-R5, 7.07% due
06/26/36
a,g
149,234 150,409
Nomura Resecuritization Trust
2015-4R, 3.66% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,a,g
119,074 117,381
GSAA Home Equity Trust
2007-7, 4.33% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,a
20,989 20,561
Total Residential Mortgage-Backed Securities 11,146,102
Total Collateralized Mortgage Obligations
(Cost $15,049,563) 11,146,102
Total Investments - 100.0%
(Cost $574,545,216) $ 532,596,036
Other Assets & Liabilities, net - (0.0)% (2,698)
Total Net Assets - 100.0% $ 532,593,338
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
Security is unsettled at period end and may not have a stated effective rate.
f
Payment-in-kind security.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $50,146,303 (cost $52,119,040), or 9.4% of total net assets.
h
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
i
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,200 (cost
$1,160,811), or less than 0.1% of total net assets - See Note 10 .
j
Security is in default of interest and/or principal obligations.
k
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
l
Security has no stated coupon.
m
Security is an interest-only strip.
n
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
CMT — Constant Maturity Treasury
EUR — Euro

FLOATING RATE STRATEGIES FUND
March 31, 2026
104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
EURIBOR — European Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
JPMorgan Chase Bank, N.A. EUR Sell 6,058,000 7,019,465 USD 04/14/26 $ 13,430
Barclays Bank plc CAD Sell 179,000 131,988 USD 04/14/26 3,214
$ 16,644
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 349,848 $ 1,861,191 $ 3,713,610 $ 5,924,649
Preferred Stocks — 475,752 — 475,752
Rights — — 68 68
Exchange-Traded Funds 9,778,144 — — 9,778,144
Money Market Funds 20,161,590 — — 20,161,590
Senior Floating Rate Interests — 406,439,470 15,532,517 421,971,987
Corporate Bonds — 33,256,850 1,852,320 35,109,170
Asset-Backed Securities — 18,618,934 9,409,640 28,028,574
Collateralized Mortgage Obligations — 10,857,751 288,351 11,146,102
Forward Foreign Currency Exchange Contracts
a
— 16,644 — 16,644
Unfunded Loan Commitments ( Note 9 )
a
— — 1,417 1,417
Total Assets $ 30,289,582 $ 471,526,592 $ 30,797,923 $ 532,614,097
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded Loan Commitments ( Note 9 )
a
$ — $ — $ 25,727 $ 25,727
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 4,859,640
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 3,550,000 Third Party Pricing Trade Price — —
Asset-Backed Securities 1,000,000 Third Party Pricing Broker Quote — —

FLOATING RATE STRATEGIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$3,370,866 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Collateralized Mortgage
Obligations $ 288,351 Third Party Pricing Vendor Price — —
Common Stocks 2,993,236 Enterprise Value Valuation Multiple 1.4x-7.0x 5.8x
Common Stocks 664,504 Model Price Purchase Price — —
Common Stocks 28,963 Third Party Pricing Broker Quote — —
Common Stocks 26,907 Model Price Liquidation Value — —
Corporate Bonds 1,852,320 Third Party Pricing Broker Quote — —
Rights 68 Model Price Liquidation Value — —
Senior Floating Rate Interests 11,897,637 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 3,289,371 Model Price Purchase Price — —
Senior Floating Rate Interests 345,509 Yield Analysis Yield 10.2%-15.5% 11.7%
Unfunded Loan Commitments 1,417 Model Price Purchase Price — —
Total Assets $ 30,797,923
Liabilities:
Unfunded Loan Commitments $ 25,727 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ — $ 8,093,337 $ — $ — $ —
Corporate Bonds 3,199 1,855,681 — — —
Senior Floating Rate Interests 19,369,964 10,617,256 (16,057,224) 6,098 (17)
Common Stocks 5,249,239 180,632 (13,898) — (20,442)
Rights 6,147 — — — —
Collateralized Mortgage Obligations — — (126,932) 1,085 2,082
Unfunded Loan Commitments 781 16,882 — — —
Total Assets $ 24,629,330 $ 20,763,788 $ (16,198,054) $ 7,183 $ (18,377)
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —

FLOATING RATE STRATEGIES FUND
March 31, 2026
106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ 392 $ 1,315,911 $ 9,409,640 $ 392
Corporate Bonds (6,560) — 1,852,320 (6,560)
Senior Floating Rate Interests (50,470) 1,646,910 15,532,517 (436,338)
Common Stocks (1,681,921) — 3,713,610 (1,681,921)
Rights (6,079) — 68 (6,079)
Collateralized Mortgage Obligations 4,071 408,045 288,351 4,071
Unfunded Loan Commitments (16,246) — 1,417 1,417
Total Assets $ (1,756,813) $ 3,370,866 $ 30,797,923 $ (2,125,018)
Liabilities
Unfunded Loan Commitments $ (25,727) $ — $ (25,727) $ (25,727)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
HOMES Trust 2025-AFC3, 5.34% due 08/25/60 6.34% 09/01/29
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 199,683 $ — $ — $ — $ (53,153) $ 146,530 244,278 $ —
* Non-income producing security.

FLOATING RATE STRATEGIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107
SEE NOTES TO FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $574,458,960) $ 532,449,506
Investments in affiliated issuers, at value (cost $86,256) 146,530
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 1,417
Foreign currency, at value (cost $884) 886
Cash 2,159,635
Unrealized appreciation on forward foreign currency exchange contracts 16,644
Prepaid expenses 106,328
Receivables:
Investments sold 21,512,842
Interest 2,992,674
Fund shares sold 1,469,204
Due from Investment Adviser 138,340
Foreign tax reclaims 2,035
Total assets 560,996,041
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 25,727
Payable for:
Investments purchased 25,308,299
Fund shares redeemed 1,851,177
Distributions to shareholders 453,505
Transfer agent fees 340,698
Investment advisory fees 288,381
Distribution and service fees 38,192
Fund accounting 13,983
Trustees’ fees and expenses* 10,684
Other liabilities 72,057
Total liabilities
28,402,703
NET ASSETS $ 532,593,338
NET ASSETS CONSIST OF:
Paid-in capital $ 788,933,803
Total distributable earnings (loss) (256,340,465)
Net assets $ 532,593,338

FLOATING RATE STRATEGIES FUND
108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 102,274,698
Capital shares outstanding 4,455,342
Net asset value per share $ 22 .96
Maximum offering price per share (Net asset value divided by 97.00%) $ 23 .67
Class C:
Net assets $ 12,826,443
Capital shares outstanding 558,981
Net asset value per share $ 22 .95
Class P:
Net assets $ 30,286,940
Capital shares outstanding 1,318,721
Net asset value per share $ 22 .97
Institutional Class:
Net assets $ 384,340,602
Capital shares outstanding 16,727,606
Net asset value per share $ 22 .98
Class R6:
Net assets $ 2,864,655
Capital shares outstanding 124,684
Net asset value per share $ 22 .98
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

FLOATING RATE STRATEGIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109
SEE NOTES TO FINANCIAL STATEMENTS
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 1,102,727
Interest from securities of unaffiliated issuers
21,992,491
Total investment income 23,095,218
EXPENSES:
Investment advisory fees 2,007,188
Distribution and service fees:
Class A 136,806
Class C 74,672
Class P 40,593
Transfer agent fees:
Class A 164,420
Class C 15,047
Class P 18,535
Institutional Class 287,223
Class R6 293
Professional fees 72,397
Line of credit fees 63,505
Administration fees 49,678
Trustees’ fees and expenses* 26,932
Custodian fees 23,649
Fund accounting fees 13,983
Miscellaneous 55,882
Recoupment of previously waived fees:
Class R6 257
Total expenses 3,051,060
Less:
Expenses reimbursed by Adviser:
Class A (150,790)
Class C (13,194)
Class P (14,489)
Institutional Class (205,942)
Expenses waived by Adviser (47,637)
Earnings credits applied (18,077)
Total waived/reimbursed expenses (450,129)
Net expenses 2,600,931
Net investment income 20,494,287
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (5,955,129)
Forward foreign currency exchange contracts 389,246
Foreign currency transactions (91,275)
Net realized loss (5,657,158)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (12,218,854)
Investments in affiliated issuers (53,153)
Forward foreign currency exchange contracts 10,852
Foreign currency translations 75,707
Net change in unrealized appreciation (depreciation) (12,185,448)
Net realized and unrealized loss (17,842,606)
Net increase in net assets resulting from operations $ 2,651,681
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

FLOATING RATE STRATEGIES FUND
110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 20,494,287 $ 62,295,964
Net realized loss on investments (5,657,158) (27,721,222)
Net change in unrealized appreciation (depreciation) on investments (12,185,448) 6,639,777
Net increase in net assets resulting from operations 2,651,681 41,214,519
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (3,544,144) (9,631,531)
Class C (427,526) (1,405,352)
Class P (1,050,255) (2,796,693)
Institutional Class (15,374,887) (48,390,821)
Class R6 (105,933) (235,854)
Total distributions to shareholders (20,502,745) (62,460,251)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 5,020,562 17,122,113
Class C 136,963 1,970,355
Class P 3,854,859 6,933,698
Institutional Class 38,396,027 205,882,764
Class R6 60,929 1,967,708
Distributions reinvested
Class A 3,127,367 8,612,898
Class C 373,603 1,199,793
Class P 1,044,461 2,795,271
Institutional Class 12,883,737 40,629,377
Class R6 105,554 235,137
Cost of shares redeemed
Class A (24,167,655) (42,490,641)
Class C (4,351,953) (13,325,320)
Class P (9,790,801) (15,486,540)
Institutional Class (191,705,937) (427,599,886)
Class R6 (1,112,928) (229,294)
Net decrease from capital share transactions (166,125,212) (211,782,567)
Net decrease in net assets (183,976,276) (233,028,299)
NET ASSETS:
Beginning of period 716,569,614 949,597,913
End of period $ 532,593,338 $ 716,569,614

FLOATING RATE STRATEGIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111
SEE NOTES TO FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 215,041 711,160
Class C 5,866 81,839
Class P 165,111 287,875
Institutional Class 1,641,991 8,556,841
Class R6 2,604 81,320
Shares issued from reinvestment of distributions
Class A 134,248 359,038
Class C 16,041 50,003
Class P 44,812 116,483
Institutional Class 552,320 1,691,497
Class R6 4,524 9,810
Shares redeemed
Class A (1,032,608) (1,771,132)
Class C (186,628) (553,951)
Class P (418,492) (643,926)
Institutional Class (8,204,449) (17,859,072)
Class R6 (47,300) (9,698)
Net decrease in shares (7,106,919) (8,891,913)

FLOATING RATE STRATEGIES FUND
112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 23.64 $ 24.22 $ 24.52 $ 23.37 $ 25.09 $ 24.08
Income (loss) from investment operations:
Net investment income (loss)
b
0 .75 1 .74 2 .05 1 .88 0 .87 0 .83
Net gain (loss) on investments (realized and
unrealized) ( 0 .68 ) ( 0 .57 ) ( 0 .29 ) 1 .16 ( 1 .72 ) 1 .02
Total from investment operations 0 .07 1 .17 1 .76 3 .04 ( 0 .85 ) 1 .85
Less distributions from:
Net investment income ( 0 .75 ) ( 1 .75 ) ( 2 .06 ) ( 1 .89 ) ( 0 .87 ) ( 0 .83 )
Net realized gains — — — — — 0 .01
Total distributions ( 0 .75 ) ( 1 .75 ) ( 2 .06 ) ( 1 .89 ) ( 0 .87 ) ( 0 .84 )
Net asset value, end of period $ 22.96 $ 23.64 $ 24.22 $ 24.52 $ 23.37 $ 25.09
Total Return
c
0 .30% 4 .95% 7 .41% 13 .47% ( 3 .47 ) % 7 .83%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 102,275 $ 121,470 $ 141,422 $ 139,008 $ 154,160 $ 123,392
Ratios to average net assets:
Net investment income (loss) 6 .48% 7 .26% 8 .39% 7 .82% 3 .57% 3 .36%
Total expenses 1 .30% 1 .15% 1 .15% 1 .15% 1 .11% 1 .09%
Net expenses
d
1 .00% 1 .03% 1 .02% 1 .02% 1 .02% 1 .05%
Portfolio turnover rate 21% 44% 37% 23% 30% 57%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .00% 0 .99% 0 .99% 0 .99% 1 .00% 1 .01%
Recoupment of previously waived fees
e
— 0 .01% — 0 .03% 0 .03% —
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 23.63 $ 24.21 $ 24.51 $ 23.36 $ 25.08 $ 24.07
Income (loss) from investment operations:
Net investment income (loss)
b
0 .67 1 .57 1 .87 1 .69 0 .68 0 .65
Net gain (loss) on investments (realized and
unrealized) ( 0 .69 ) ( 0 .58 ) ( 0 .30 ) 1 .16 ( 1 .17 ) 1 .02
Total from investment operations ( 0 .02 ) 0 .99 1 .57 2 .85 ( 1 .03 ) 1 .67
Less distributions from:
Net investment income ( 0 .66 ) ( 1 .57 ) ( 1 .87 ) ( 1 .70 ) ( 0 .69 ) ( 0 .65 )
Net realized gains — — — — — ( 0 .01 )
Total distributions ( 0 .66 ) ( 1 .57 ) ( 1 .87 ) ( 1 .70 ) ( 0 .69 ) ( 0 .66 )
Net asset value, end of period $ 22.95 $ 23.63 $ 24.21 $ 24.51 $ 23.36 $ 25.08
Total Return
c
( 0 .08 ) % 4 .18% 6 .62% 12 .58% ( 4 .15 ) % 7 .03%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 12,826 $ 17,100 $ 27,739 $ 35,818 $ 47,183 $ 52,308
Ratios to average net assets:
Net investment income (loss) 5 .73% 6 .54% 7 .66% 7 .02% 2 .78% 2 .61%
Total expenses 1 .95% 1 .88% 1 .88% 1 .89% 1 .91% 1 .86%
Net expenses
d
1 .75% 1 .78% 1 .77% 1 .78% 1 .77% 1 .80%
Portfolio turnover rate 21% 44% 37% 23% 30% 57%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .75% 1 .74% 1 .74% 1 .75% 1 .75% 1 .76%
Recoupment of previously waived fees
e
— 0.00%
*
0.00%
*
0 .04% 0 .04% —

FLOATING RATE STRATEGIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113
SEE NOTES TO FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 23.65 $ 24.23 $ 24.53 $ 23.38 $ 25.10 $ 24.09
Income (loss) from investment operations:
Net investment income (loss)
b
0 .75 1 .74 2 .05 1 .88 0 .88 0 .83
Net gain (loss) on investments (realized and
unrealized) ( 0 .68 ) ( 0 .57 ) ( 0 .29 ) 1 .16 ( 1 .73 ) 1 .02
Total from investment operations 0 .07 1 .17 1 .76 3 .04 ( 0 .85 ) 1 .85
Less distributions from:
Net investment income ( 0 .75 ) ( 1 .75 ) ( 2 .06 ) ( 1 .89 ) ( 0 .87 ) ( 0 .83 )
Net realized gains — — — — — ( 0 .10 )
Total distributions ( 0 .75 ) — — — — —
Net asset value, end of period $ 22.97 $ 23.65 $ 24.23 $ 24.53 $ 23.38 $ 25.10
Total Return 0 .30% 4 .95% 7 .41% 13 .46% ( 3 .47 ) % 7 .83%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 30,287 $ 36,120 $ 42,808 $ 44,295 $ 43,603 $ 35,430
Ratios to average net assets:
Net investment income (loss) 6 .47% 7 .26% 8 .39% 7 .81% 3 .58% 3 .36%
Total expenses 1 .11% 1 .20% 1 .18% 1 .18% 1 .14% 1 .06%
Net expenses
d
1 .00% 1 .03% 1 .02% 1 .02% 1 .02% 1 .05%
Portfolio turnover rate 21% 44% 37% 23% 30% 57%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .00% 0 .99% 0 .99% 0 .99% 1 .00% 1 .01%
Recoupment of previously waived fees
e
— 0.00%
*
— 0 .03% 0 .04% 0.00%
*
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 23.66 $ 24.24 $ 24.54 $ 23.39 $ 25.11 $ 24.10
Income (loss) from investment operations:
Net investment income (loss)
b
0 .78 1 .80 2 .11 1 .93 0 .94 0 .89
Net gain (loss) on investments (realized and
unrealized) ( 0 .68 ) ( 0 .58 ) ( 0 .30 ) 1 .16 ( 1 .73 ) 1 .02
Total from investment operations 0 .10 1 .22 1 .81 3 .09 ( 0 .79 ) 1 .91
Less distributions from:
Net investment income ( 0 .78 ) ( 1 .80 ) ( 2 .11 ) ( 1 .94 ) ( 0 .93 ) ( 0 .89 )
Return of capital — — — — — ( 0 .01 )
Total distributions ( 0 .78 ) ( 1 .80 ) ( 2 .11 ) ( 1 .94 ) ( 0 .93 ) ( 0 .90 )
Net asset value, end of period $ 22.98 $ 23.66 $ 24.24 $ 24.54 $ 23.39 $ 25.11
Total Return 0 .42% 5 .20% 7 .66% 13 .68% ( 3 .20 ) % 8 .08%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 384,341 $ 537,976 $ 735,606 $ 793,785 $ 979,086 $ 711,583
Ratios to average net assets:
Net investment income (loss) 6 .72% 7 .50% 8 .62% 8 .02% 3 .84% 3 .59%
Total expenses 0 .87% 0 .91% 0 .87% 0 .88% 0 .87% 0 .85%
Net expenses
d
0 .76% 0 .79% 0 .78% 0 .78% 0 .78% 0 .81%
Portfolio turnover rate 21% 44% 37% 23% 30% 57%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .76% 0 .75% 0 .75% 0 .75% 0 .76% 0 .77%
Recoupment of previously waived fees
e
— 0.00%
*
— 0 .02% 0 .04% 0.00%
*

FLOATING RATE STRATEGIES FUND
114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS
(concluded)
Class R6
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 23.67 $ 24.25 $ 24.55 $ 23.38 $ 25.11 $ 24.10
Income (loss) from investment operations:
Net investment income (loss)
b
0 .79 1 .79 2 .09 1 .87 0 .82 0 .91
Net gain (loss) on investments (realized and
unrealized) ( 0 .69 ) ( 0 .57 ) ( 0 .27 ) 1 .27 ( 1 .62 ) 1 .01
Total from investment operations 0 .10 1 .22 1 .82 3 .14 ( 0 .80 ) 1 .92
Less distributions from:
Net investment income ( 0 .79 ) ( 1 .80 ) ( 2 .12 ) ( 1 .97 ) ( 0 .93 ) ( 0 .90 )
Net realized gains — — — — — ( 0 .01 )
Total distributions ( 0 .79 ) ( 1 .80 ) ( 2 .12 ) ( 1 .97 ) ( 0 .93 ) ( 0 .91 )
Net asset value, end of period $ 22.98 $ 23.67 $ 24.25 $ 24.55 $ 23.38 $ 25.11
Total Return 0 .43% 5 .20% 7 .67% 13 .87% ( 3 .25 ) % 8 .06%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,865 $ 3,902 $ 2,023 $ 1,445 $ 1,722 $ 1,257
Ratios to average net assets:
Net investment income (loss) 6 .74% 7 .45% 8 .58% 7 .79% 3 .31% 3 .66%
Total expenses 0 .79% 0 .81% 0 .84% 0 .78% 0 .82% 0 .83%
Net expenses
d
0 .76% 0 .78% 0 .79% 0 .74% 0 .79% 0 .82%
Portfolio turnover rate 21% 44% 37% 23% 30% 57%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .76% 0 .74% 0 .75% 0 .71% 0 .76% 0 .77%
Recoupment of previously waived fees
e
0 .02% 0 .01% 0 .03% 0 .02% 0 .03% 0 .01%
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

HIGH YIELD FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A A SHARES VALUE
COMMON STOCKS - 0.4%
FINANCIAL - 0.2%
Fusion Buyer LLC*
11,000 $ 378,125
Avison Young (Canada),
Inc.*
,a
132 1
Total Financial 378,126
CONSUMER, CYCLICAL - 0.1%
Asphalt Atd Holdco LLC
a
49,358 87,858
FG Parent LLC
a
11,000 6,875
Accuride Corp.*
, a,b
282,985 28
Accuride Liquidating Trust*
, a,b
17 —
Total Consumer, Cyclical 94,761
CONSUMER, NON-CYCLICAL - 0.1%
WW International, Inc.*
6,643 91,275
Save-A-Lot*
,a
797,632 80
Endo Guc Trust — Class A*
,a
13,040 1
Total Consumer, Non-cyclical 91,356
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
5,205 86,622
INDUSTRIAL - 0.0%
BP Holdco LLC*
, a,b
23,711 14,223
YAK BLOCKER 2 LLC
a
12,012 10,724
Targus, Inc.*
,a
25,650 228
Total Industrial 25,175
ENERGY - 0.0%
Revenir Energy, Inc.
a
3,452 380
Total Common Stocks
(Cost $1,229,735) 676,420
PREFERRED STOCKS - 1.8%
FINANCIAL - 1.8%
Citigroup, Inc.
7.63% 775,000 801,473
Bank of America Corp.
6.63% 700,000 717,672
Keenova * 5,857 504,680
Goldman Sachs Group, Inc.
7.50% 475,000 495,885
American National Group, Inc.
7.38% 18,000 424,800
Par Health* 5,857 32,213
Avison Young (Canada), Inc.
12.50%*
,a
185,779 1,858
Total Financial 2,978,581
INDUSTRIAL - 0.0%
U.S. Shipping Corp.*
,a
14,718 2
Total Preferred Stocks
(Cost $3,537,364) 2,978,583
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 4 —
Total Warrants
(Cost $9) —
A
AA SHARES VALUE
RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco
LLC*
,a
2,203 $ 9
Total Rights
(Cost $—) 9
MONEY MARKET FUNDS
c
- 2.1%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
d
3,531,660 3,531,660
Total Money Market Funds
(Cost $3,531,660) 3,531,660
FACE
AMOUNT
~
CORPORATE BONDS - 87.5%
CONSUMER, CYCLICAL - 21.2%
Wolverine World Wide, Inc.
4.00% due 08/15/29
e
1,500,000 1,388,428
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
e
1,225,000 1,152,576
6.50% due 12/15/35
e
200,000 194,431
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 09/15/32
e
1,325,000 1,331,453
Wabash National Corp.
4.50% due 10/15/28
e
1,325,000 1,160,842
Hilton Domestic Operating
Company, Inc.
5.50% due 03/31/34
e
1,150,000 1,123,523
NCL Corp. Ltd.
6.25% due 09/15/33
e
625,000 606,461
5.88% due 01/15/31
e
500,000 485,783
Beach Acquisition Bidco LLC
5.25% due 07/15/32
e
EUR 975,000 1,080,712
Crocs, Inc.
4.25% due 03/15/29
e
1,094,000 1,050,038
Station Casinos LLC
4.63% due 12/01/31
e
700,000 653,583
6.63% due 03/15/32
e
375,000 376,455
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 06/15/31
e
EUR 550,000 624,110
6.75% due 09/15/32
e
400,000 403,200
Scientific Games Holdings, LP
/ Scientific Games US FinCo ,
Inc.
6.63% due 03/01/30
e
1,100,000 946,299
Penn Entertainment, Inc.
4.13% due 07/01/29
e
579,000 541,483
6.75% due 04/01/31
e
400,000 388,488
Park River Holdings, Inc.
8.75% due 12/31/30
e
569,190 524,242
8.00% due 03/15/31
e
400,000 398,153
Allwyn Entertainment Financing
UK plc
7.88% due 04/30/29
e
901,000 920,945

HIGH YIELD FUND
March 31, 2026
116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
CONSUMER, CYCLICAL - 21.2% (continued)
New Flyer Holdings, Inc.
9.25% due 07/01/30
e
856,000 $ 914,928
Viking Cruises Ltd.
5.88% due 10/15/33
e
900,000 888,581
Intralot Capital Luxembourg
S.A.
6.75% due 10/15/31
e
EUR 800,000 883,150
Boots Group Finco , LP
5.38% due 08/31/32 EUR 750,000 862,375
Deuce Finco plc
7.00% due 11/20/31
e
GBP 650,000 847,069
Lindblad Expeditions LLC
7.00% due 09/15/30
e
820,000 837,213
Newell Brands, Inc.
6.38% due 05/15/30 450,000 431,962
6.63% due 05/15/32 400,000 382,794
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
e
800,000 798,078
Velocity Vehicle Group LLC
8.00% due 06/01/29
e
850,000 794,033
JB Poindexter & Company, Inc.
8.75% due 12/15/31
e
775,000 785,517
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
e
800,000 777,662
Essendi S.A.
6.38% due 10/15/29
e
EUR 425,000 493,669
5.50% due 11/15/31
e
EUR 250,000 282,491
RB Global Holdings, Inc.
7.75% due 03/15/31
e
450,000 466,110
6.75% due 03/15/28
e
250,000 253,093
Betclic Everest Group SAS
5.13% due 12/10/31
e
EUR 575,000 656,767
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 03/15/33
e
425,000 420,580
7.13% due 02/15/31
e
175,000 183,443
Acushnet Co.
5.63% due 12/01/33
e
575,000 570,551
Motel One GmbH / Muenchen
7.75% due 04/02/31
e
EUR 460,000 551,315
Whirlpool Corp.
6.50% due 06/15/33 575,000 544,771
Vail Resorts, Inc.
6.50% due 05/15/32
e
500,000 505,635
Scotts Miracle- Gro Co.
4.38% due 02/01/32 500,000 466,982
Lottomatica Group SpA
4.88% due 01/31/31
e
EUR 400,000 465,930
Flutter Treasury DAC
5.88% due 06/04/31
e
450,000 445,810
Lithia Motors, Inc.
5.50% due 10/01/30
e
450,000 440,969
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
CONSUMER, CYCLICAL - 21.2% (continued)
Asbury Automotive Group, Inc.
5.00% due 02/15/32
e
450,000 $ 426,155
Allison Transmission, Inc.
5.88% due 12/01/33
e
400,000 397,548
Wyndham Hotels & Resorts,
Inc.
5.63% due 03/01/33
e
400,000 393,591
Superior Plus, LP
4.25% due 05/18/28
e
CAD 550,000 389,496
Somnigroup International, Inc.
3.88% due 10/15/31
e
425,000 386,390
QXO Building Products, Inc.
6.75% due 04/30/32
e
375,000 382,497
Installed Building Products, Inc.
5.63% due 02/01/34
e
275,000 268,344
Gee Automotive Holdings LLC
7.25% due 03/01/31
e
255,000 255,781
Superior Plus, LP / Superior
General Partner, Inc.
4.50% due 03/15/29
e
250,000 238,980
Gates Corp.
6.88% due 07/01/29
e
200,000 205,208
Caesars Entertainment, Inc.
6.50% due 02/15/32
e
150,000 148,254
Total Consumer, Cyclical 34,794,927
FINANCIAL - 14.9%
Jane Street Group / JSG
Finance, Inc.
6.13% due 11/01/32
e
800,000 791,111
7.13% due 04/30/31
e
475,000 488,279
Nassau Companies of New York
7.88% due 07/15/30
e
1,400,000 1,278,856
Ardonagh Finco Ltd.
7.75% due 02/15/31
e
1,225,000 1,239,353
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/01/33
e
1,100,000 1,006,302
8.50% due 03/15/30
e
200,000 203,286
Hunt Companies, Inc.
5.25% due 04/15/29
e
1,225,000 1,149,193
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
e
1,025,000 1,053,196
UWM Holdings LLC
6.63% due 02/01/30
e
625,000 589,482
6.25% due 03/15/31
e
450,000 409,808
Starwood Property Trust, Inc.
6.50% due 10/15/30
e
500,000 507,107
7.25% due 04/01/29
e
425,000 437,592
Iron Mountain Information
Management Services, Inc.
5.00% due 07/15/32
e
1,000,000 944,061
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
e
325,000 332,464
6.88% due 05/15/32
e
275,000 265,373
7.13% due 11/15/30
e
175,000 173,911
6.75% due 02/15/34
e
125,000 116,980

HIGH YIELD FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
FINANCIAL - 14.9% (continued)
OneMain Finance Corp.
4.00% due 09/15/30 525,000 $ 474,119
6.75% due 09/15/33 400,000 383,541
United Wholesale Mortgage
LLC
5.50% due 04/15/29
e
475,000 444,593
5.75% due 06/15/27
e
375,000 369,079
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
e
850,000 792,082
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
e
775,000 761,009
GLP Capital, LP / GLP
Financing II, Inc.
5.63% due 03/01/36 650,000 632,189
Encore Capital Group, Inc.
9.25% due 04/01/29
e
600,000 627,750
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
e
600,000 622,469
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
e
650,000 619,540
Kennedy-Wilson, Inc.
4.75% due 02/01/30 450,000 447,095
4.75% due 03/01/29 150,000 147,188
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
e
600,000 592,060
USI, Inc.
7.50% due 01/15/32
e
575,000 582,566
Kane Bidco Ltd.
5.77% (3 Month EURIBOR +
3.75%) due 07/15/32
◊,e
EUR 475,000 546,371
Focus Financial Partners LLC
6.75% due 09/15/31
e
475,000 471,745
Ryan Specialty LLC
5.88% due 08/01/32
e
475,000 469,473
Liberty Mutual Group, Inc.
4.30% due 02/01/61
e
750,000 467,458
Walker & Dunlop, Inc.
6.63% due 04/01/33
e
475,000 464,398
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC
7.25% due 02/15/31
e
450,000 453,789
HUB International Ltd.
7.38% due 01/31/32
e
425,000 433,484
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
4.00% due 10/15/33
e
350,000 313,728
3.88% due 03/01/31
e
125,000 115,347
Sherwood Financing plc
7.65% (3 Month EURIBOR +
5.50%) due 12/15/29
◊,e
EUR 375,000 420,312
Rfna , LP
7.88% due 02/15/30
e
425,000 406,170
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
FINANCIAL - 14.9% (continued)
Hightower Holding LLC
9.13% due 01/31/30
e
350,000 $ 356,900
Osaic Holdings, Inc.
6.75% due 08/01/32
e
325,000 325,041
SLM Corp.
6.50% due 01/31/30 300,000 294,514
Aretec Group, Inc.
10.00% due 08/15/30
e
267,000 283,598
Global Atlantic Fin Co.
7.25% due 03/01/56
e,f
225,000 212,077
Total Financial 24,516,039
INDUSTRIAL - 14.4%
Trinity Industries, Inc.
7.75% due 07/15/28
e
1,325,000 1,358,170
Enviri Corp.
5.75% due 07/31/27
e
1,325,000 1,321,802
Mauser Packaging Solutions
Holding Co.
7.88% due 04/15/30
e
850,000 850,000
9.25% due 04/15/30
e
500,000 464,584
New Enterprise Stone & Lime
Company, Inc.
9.75% due 07/15/28
e
1,225,000 1,223,760
TransDigm , Inc.
6.88% due 12/15/30
e
1,125,000 1,152,729
Great Lakes Dredge & Dock
Corp.
5.25% due 06/01/29
e
1,075,000 1,074,324
Graphic Packaging International
LLC
6.38% due 07/15/32
e
1,000,000 995,282
Standard Building Solutions,
Inc.
5.88% due 03/15/34
e
650,000 626,723
6.50% due 08/15/32
e
350,000 350,181
Waste Pro USA, Inc.
7.00% due 02/01/33
e
961,000 971,812
Quikrete Holdings, Inc.
6.75% due 03/01/33
e
475,000 482,429
6.38% due 03/01/32
e
475,000 481,651
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
6.25% due 01/30/31
e
900,000 892,272
Advanced Drainage Systems,
Inc.
6.38% due 06/15/30
e
575,000 579,996
5.38% due 03/01/34
e
300,000 291,936
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
e
825,000 839,074
Builders FirstSource , Inc.
6.75% due 05/15/35
e
500,000 499,521
6.38% due 03/01/34
e
200,000 197,443
4.25% due 02/01/32
e
100,000 92,074
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 02/01/30
e
800,000 690,982

HIGH YIELD FUND
March 31, 2026
118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
INDUSTRIAL - 14.4% (continued)
AmeriTex HoldCo Intermediate
LLC
7.63% due 08/15/33
e
650,000 $ 670,960
Clearwater Paper Corp.
4.75% due 08/15/28
e
750,000 648,750
Clean Harbors, Inc.
5.75% due 10/15/33
e
350,000 349,143
6.38% due 02/01/31
e
225,000 228,504
Enpro , Inc.
6.13% due 06/01/33
e
550,000 556,306
GrafTech Finance, Inc.
4.63% due 12/23/29
e
1,000,000 554,284
Maxam Prill SARL
7.75% due 07/15/30
e
525,000 533,591
Brundage -Bone Concrete
Pumping Holdings, Inc.
7.50% due 02/01/32
e
525,000 530,490
Ball Corp.
5.50% due 09/15/33 500,000 500,287
GFL Environmental Holdings
US, Inc.
5.50% due 02/01/34
e
500,000 490,398
Biffa Group Holdings Ltd.
5.25% due 06/15/31
e
EUR 425,000 475,152
Calderys Financing LLC
11.25% due 06/01/28
e
425,000 439,380
Axon Enterprise, Inc.
6.25% due 03/15/33
e
400,000 408,298
Crown Americas LLC
5.88% due 06/01/33 375,000 374,827
Sealed Air Corp / Sealed Air
Corporation US
7.25% due 02/15/31
e
350,000 367,019
Amsted Industries, Inc.
4.63% due 05/15/30
e
375,000 359,745
Esab Corp.
5.63% due 04/01/31
e
300,000 302,103
EnerSys
6.63% due 01/15/32
e
175,000 178,795
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 04/01/32
e
175,000 167,607
AAR Escrow Issuer LLC
6.75% due 03/15/29
e
150,000 152,670
Total Industrial 23,725,054
CONSUMER, NON-CYCLICAL - 13.9%
CPI CG, Inc.
10.00% due 07/15/29
e
1,534,000 1,618,922
Bausch Health Companies, Inc.
4.88% due 06/01/28
e
1,200,000 1,098,852
AMN Healthcare, Inc.
6.50% due 01/15/31
e
1,100,000 1,078,079
Williams Scotsman, Inc.
7.38% due 10/01/31
e
725,000 743,399
6.63% due 04/15/30
e
300,000 304,737
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
CONSUMER, NON-CYCLICAL - 13.9% (continued)
Carriage Services, Inc.
4.25% due 05/15/29
e
1,075,000 $ 1,021,232
Performance Food Group, Inc.
6.13% due 09/15/32
e
700,000 701,293
5.63% due 03/01/34
e
300,000 289,348
TriNet Group, Inc.
7.13% due 08/15/31
e
950,000 921,883
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
7.00% due 05/21/30
e
900,000 919,833
Post Holdings, Inc.
6.50% due 03/15/36
e
550,000 538,626
6.25% due 10/15/34
e
350,000 342,722
Herc Holdings, Inc.
6.00% due 03/15/34
e
350,000 338,362
7.00% due 06/15/30
e
310,000 317,864
7.25% due 06/15/33
e
217,000 222,369
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
e
EUR 736,000 800,175
ADT Security Corp.
5.88% due 10/15/33
e
750,000 726,382
Sammontana Italia SpA
5.77% (3 Month EURIBOR +
3.75%) due 10/15/31
◊,e
EUR 625,000 720,746
Graham Holdings Co.
5.63% due 12/01/33
e
725,000 710,229
Block, Inc.
6.00% due 08/15/33
e
450,000 442,568
6.50% due 05/15/32 250,000 252,283
Tenet Healthcare Corp.
6.75% due 05/15/31 675,000 689,940
Surgery Center Holdings, Inc.
7.25% due 04/15/32
e
700,000 687,521
Perrigo Finance Unlimited Co.
5.15% due 06/15/30 500,000 451,371
6.13% due 09/30/32 225,000 205,297
Cidron Atrium SE
5.63% due 02/15/33
e
EUR 550,000 603,853
Grifols S.A.
4.75% due 10/15/28
e
600,000 587,682
Nidda Healthcare Holding
GmbH
5.63% due 02/21/30
e
EUR 450,000 518,991
U.S. Foods, Inc.
7.25% due 01/15/32
e
500,000 517,384
Upbound Group, Inc.
6.38% due 02/15/29
e
514,000 498,078
Brink’s Co.
6.75% due 06/15/32
e
475,000 480,803
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
e
500,000 469,429
Acadia Healthcare Company,
Inc.
7.38% due 03/15/33
e
450,000 460,721
Icon Investments Six DAC
5.85% due 05/08/29 450,000 458,827

HIGH YIELD FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
CONSUMER, NON-CYCLICAL - 13.9% (continued)
IQVIA, Inc.
6.25% due 06/01/32
e
450,000 $ 456,971
Service Corporation
International
5.75% due 10/15/32 425,000 424,182
Albertsons Companies, Inc.
5.63% due 03/31/32
e
325,000 319,968
Neogen Food Safety Corp.
8.63% due 07/20/30
e
300,000 315,097
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons
LLC
6.25% due 03/15/33
e
300,000 302,012
Concentra Health Services, Inc.
6.88% due 07/15/32
e
275,000 284,313
Ingles Markets, Inc.
4.00% due 06/15/31
e
75,000 69,925
Total Consumer, Non-cyclical 22,912,269
COMMUNICATIONS - 6.3%
CCO Holdings LLC / CCO
Holdings Capital Corp.
7.38% due 02/01/36
e
1,025,000 1,020,743
4.25% due 01/15/34
e
975,000 834,106
CSC Holdings LLC
3.38% due 02/15/31
e
1,550,000 910,544
4.13% due 12/01/30
e
975,000 585,086
Vmed O2 UK Financing I plc
6.75% due 01/15/33
e
1,000,000 893,445
7.75% due 04/15/32
e
350,000 335,491
Sunrise FinCo I BV
4.88% due 07/15/31
e
1,200,000 1,142,448
Sirius XM Radio LLC
5.50% due 07/01/29
e
525,000 523,224
5.88% due 04/15/32
e
500,000 496,685
McGraw-Hill Education, Inc.
8.00% due 08/01/29
e
775,000 773,850
7.38% due 09/01/31
e
100,000 101,879
Altice France S.A.
9.50% due 11/01/29
e
685,976 693,138
6.88% due 07/15/32
e
190,549 180,551
Match Group Holdings II LLC
5.63% due 02/15/29
e
375,000 370,291
6.13% due 09/15/33
e
200,000 194,363
Gen Digital, Inc.
6.25% due 04/01/33
e
475,000 461,755
Lamar Media Corp.
5.38% due 11/01/33
e
375,000 367,022
AMC Networks, Inc.
10.50% due 07/15/32
e
325,000 320,750
4.25% due 02/15/29 41,000 34,542
Zayo Group Holdings, Inc.
9.25% (in-kind rate was
0.50%) due 03/09/30
e,g
193,485 192,351
Total Communications 10,432,264
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
ENERGY - 6.2%
ITT Holdings LLC
6.50% due 08/01/29
e
1,500,000 $ 1,458,507
Venture Global Plaquemines
LNG LLC
7.75% due 05/01/35
e
850,000 952,661
6.75% due 01/15/36
e
350,000 370,703
TransMontaigne Partners LLC
8.50% due 06/15/30
e
1,250,000 1,263,676
CVR Energy, Inc.
7.50% due 02/15/31
e
1,125,000 1,133,400
Buckeye Partners, LP
6.88% due 07/01/29
e
775,000 797,653
3.95% due 12/01/26 225,000 222,735
Venture Global LNG, Inc.
8.13% due 06/01/28
e
525,000 536,929
7.00% due 01/15/30
e
400,000 408,421
Global Partners, LP / GLP
Finance Corp.
7.13% due 07/01/33
e
425,000 428,469
6.88% due 01/15/29 250,000 250,187
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
e
600,000 629,678
Sunoco, LP
7.25% due 05/01/32
e
500,000 517,335
Venture Global Calcasieu Pass
LLC
6.25% due 01/15/30
e
500,000 511,411
Kinetik Holdings, LP
5.88% due 06/15/30
e
350,000 351,288
Hess Midstream Operations, LP
5.88% due 03/01/28
e
300,000 301,925
Total Energy 10,134,978
BASIC MATERIALS - 5.4%
INEOS Finance plc
6.75% due 05/15/28
e
1,100,000 1,063,081
Kaiser Aluminum Corp.
4.50% due 06/01/31
e
600,000 566,842
5.88% due 03/01/34
e
500,000 490,934
Arsenal AIC Parent LLC
8.00% due 10/01/30
e
850,000 884,992
SK Invictus Intermediate II
SARL
5.00% due 10/30/29
e
800,000 780,295
Novelis Corp.
4.75% due 01/30/30
e
525,000 496,691
3.88% due 08/15/31
e
200,000 178,130
6.38% due 08/15/33
e
100,000 98,089
WR Grace Holdings LLC
7.38% due 03/01/31
e
575,000 576,484
7.00% due 08/01/33
e
200,000 194,235
Carpenter Technology Corp.
5.63% due 03/01/34
e
760,000 753,000
Alcoa Nederland Holding BV
7.13% due 03/15/31
e
550,000 575,142
Minerals Technologies, Inc.
5.00% due 07/01/28
e
572,000 562,301

HIGH YIELD FUND
March 31, 2026
120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 87.5% (continued)
BASIC MATERIALS - 5.4% (continued)
Commercial Metals Co.
6.00% due 12/15/35
e
500,000 $ 492,923
Perimeter Holdings LLC
6.25% due 01/15/34
e
500,000 490,375
Compass Minerals International,
Inc.
8.00% due 07/01/30
e
275,000 284,574
Axalta Coating Systems Dutch
Holding B BV
7.25% due 02/15/31
e
250,000 261,429
Illuminate Buyer LLC / Illuminate
Holdings IV, Inc.
9.00% due 07/01/28
e
196,000 196,158
Mirabela Nickel Ltd.
due 06/24/19
a,h,i
278,115 695
Total Basic Materials 8,946,370
TECHNOLOGY - 4.6%
Cloud Software Group, Inc.
6.50% due 03/31/29
e
750,000 731,678
6.63% due 08/15/33
e
600,000 533,445
Capstone Borrower, Inc.
8.00% due 06/15/30
e
1,275,000 1,218,237
OAK-Eagle Acquireco , Inc.
7.25% due 07/01/33
e
1,075,000 1,113,802
Dye & Durham Ltd.
8.63% due 04/15/29
e
1,100,000 920,700
Fair Isaac Corp.
6.25% due 09/15/34
e
500,000 491,766
6.00% due 05/15/33
e
300,000 294,366
TeamSystem SpA
5.52% (3 Month EURIBOR +
3.50%) due 07/31/31
◊,e
EUR 700,000 775,744
Stripe Global Holdings, Inc.
5.46% due 03/26/33
a
600,000 588,734
Amentum Holdings, Inc.
7.25% due 08/01/32
e
450,000 465,665
Xerox Corp.
10.25% due 10/15/30
e
475,000 356,250
Total Technology 7,490,387
UTILITIES - 0.6%
ContourGlobal Power Holdings
S.A.
6.75% due 02/28/30
e
550,000 556,182
Clearway Energy Operating LLC
5.75% due 01/15/34
e
350,000 343,945
Total Utilities 900,127
Total Corporate Bonds
(Cost $147,197,643) 143,852,415
SENIOR FLOATING RATE INTERESTS - 5.7%
CONSUMER, NON-CYCLICAL - 2.7%
Blue Ribbon LLC
4.92% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,g
921,596 522,674
A
AA
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.7% (continued)
CONSUMER, NON-CYCLICAL - 2.7% (continued)
7.64% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊, a,g
365,580 $ 343,645
Auxey Midco Ltd.
9.76% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
934,877 862,891
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
638,225 596,740
Secretariat Advisors LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
419,685 411,292
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 03/06/28
◊
1,498,266 409,521
Midwest Physician
Administrative Services
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
458,489 389,372
Healthchannels Intermediate
Holdco LLC
8.82% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 04/03/27
◊,a
755,838 302,335
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
339,457 243,051
Florida Food Products LLC
8.76% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/15/30
◊
183,302 132,551
9.15% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/15/30
◊
71,245 69,820
Balrog Acquisition, Inc.
8.28% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 09/05/28
◊
69,715 48,917
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%) due 06/30/26
◊,a
472,753 46,861
9.02% (3 Month Term SOFR
+ 2.00%) (in-kind rate was
5.68%) due 06/30/26
◊, a,g
347,766 —
Transnetwork LLC
8.45% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
49,244 44,320
Total Consumer, Non-cyclical 4,423,990
INDUSTRIAL - 1.5%
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
790,136 746,188

HIGH YIELD FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
AA
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.7% (continued)
INDUSTRIAL - 1.5% (continued)
Michael Baker International LLC
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
496,317 $ 495,697
STS Operating, Inc.
7.77% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
392,000 391,592
Engineering Research &
Consulting LLC
8.70% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
469,063 365,869
Pelican Products, Inc.
8.21% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
342,631 302,536
Mannington Mills, Inc.
8.45% (3 Month Term SOFR
+ 4.75%) due 03/25/32
◊,a
277,667 270,725
Total Industrial 2,572,607
FINANCIAL - 0.6%
Galaxy Bidco Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 600,000 693,420
Avison Young Canada, Inc.
11.44% (3 Month Term SOFR
+ 7.50%, Rate Floor:
2.00%) due 03/12/29
◊
231,384 86,480
10.18% (3 Month Term SOFR
+ 6.25%, Rate Floor:
2.00%) due 03/12/28
◊
82,283 70,832
11.39% (3 Month Term SOFR
+ 7.50%, Rate Floor:
2.00%) due 03/12/29
◊
40,785 8,157
Nexus Buyer LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 07/31/31
◊
124,375 120,195
Total Financial 979,084
A
AA
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.7% (continued)
CONSUMER, CYCLICAL - 0.6%
SGH2 LLC
8.20% (3 Month Term SOFR
+ 4.50%) due 07/19/32
◊
427,850 $ 419,828
Accuride Corp.
8.17% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊, a,b,g
215,543 397,044
Asphalt Atd Holdco LLC
10.70% (3 Month Term SOFR
+ 6.67%) (in-kind rate was
4.00%) due 02/28/30
◊, a,g
181,802 145,441
Total Consumer, Cyclical 962,313
TECHNOLOGY - 0.3%
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
493,750 441,768
Central Parent LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 07/06/29
◊
53,972 38,325
Total Technology 480,093
Total Senior Floating Rate Interests
(Cost $12,336,933) 9,418,087
ASSET-BACKED SECURITIES - 0.3%
INFRASTRUCTURE - 0.3%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51
e
400,000 396,463
Total Asset-Backed Securities
(Cost $400,000) 396,463
Total Investments - 97.8%
(Cost $168,233,344) $ 160,853,637
Other Assets & Liabilities, net - 2.2% 3,623,288
Total Net Assets - 100.0% $ 164,476,925
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $134,727,441 (cost $137,675,817), or 81.9% of total net assets.
f
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
g
Payment-in-kind security.
h
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $695 (cost
$252,369), or less than 0.1% of total net assets - See Note 10 .
i
Security is in default of interest and/or principal obligations.
CAD — Canadian Dollar

HIGH YIELD FUND
March 31, 2026
122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank, N.A. EUR Sell 10,351,000 11,993,807 USD 04/14/26 $ 22,947
Bank of America, N.A. GBP Sell 670,000 898,389 USD 04/14/26 11,739
Barclays Bank plc CAD Sell 553,000 407,761 USD 04/14/26 9,928
UBS AG EUR Buy 7,000 8,140 USD 04/14/26 (45)
The Toronto-Dominion Bank EUR Buy 150,000 174,193 USD 04/14/26 (719)
$ 43,850
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 91,275 $ 464,747 $ 120,398 $ 676,420
Preferred Stocks 424,800 2,551,923 1,860 2,978,583
Warrants — —
a
— —
Rights — — 9 9
Money Market Funds 3,531,660 — — 3,531,660
Corporate Bonds — 143,262,986 589,429 143,852,415
Senior Floating Rate Interests — 7,867,716 1,550,371 9,418,087
Asset-Backed Securities — 396,463 — 396,463
Forward Foreign Currency Exchange Contracts
b
— 44,614 — 44,614
Total Assets $ 4,047,735 $ 154,588,449 $ 2,262,067 $ 160,898,251
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
b
$ — $ 764 $ — $ 764
Unfunded Loan Commitments ( Note 9 )
b
— — 25,895 25,895
Total Liabilities $ — $ 764 $ 25,895 $ 26,659
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.

HIGH YIELD FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of $2 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level
3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 87,858 Model Price Purchase Price — —
Common Stocks 14,603 Enterprise Value Valuation Multiple 1.4x-4.0x 1.5x
Common Stocks 11,061 Model Price Liquidation Value — —
Common Stocks 6,876 Third Party Pricing Broker Quote — —
Corporate Bonds 588,734
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 695 Third Party Pricing Broker Quote — —
Preferred Stocks 1,858 Third Party Pricing Vendor Price — —
Preferred Stocks 2 Model Price Liquidation Value — —
Rights 9 Model Price Liquidation Value — —
Senior Floating Rate Interests 961,025 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 542,485 Model Price Purchase Price — —
Senior Floating Rate Interests 46,861 Model Price Liquidation Value — —
Total Assets $ 2,262,067
Liabilities:
Unfunded Loan Commitments $ 25,895 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns )/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Corporate Bonds $ 695 $ 600,000 $ — $ — $ —
Senior Floating Rate Interests 1,434,820 1,427,539 (662,070) 46,762 —
Common Stocks 313,371 28,942 (14,033) 5,641 (6,487)
Preferred Stocks 2 150,305 — — —
Rights 813 — — — —
Total Assets $ 1,749,701 $ 2,206,786 $ (676,103) $ 52,403 $ (6,487)
Liabilities
Unfunded Loan Commitments $ (32) $ — $ — $ 540 $ —

HIGH YIELD FUND
March 31, 2026
124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Corporate Bonds $ (11,266) $ — $ 589,429 $ (11,266)
Senior Floating Rate Interests (696,680) — 1,550,371 (681,401)
Common Stocks (207,038) 2 120,398 (221,693)
Preferred Stocks (148,447) — 1,860 (148,447)
Rights (804) — 9 (804)
Total Assets $ (1,064,235) $ 2 $ 2,262,067 $ (1,063,611)
Liabilities
Unfunded Loan Commitments $ (26,403) $ — $ (25,895) $ (26,403)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares /Face
Amount
03/31/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 19,383 $ — $ — $ — $ (5,160) $ 14,223 23,711 $ —
Accuride Corp.* 28 — — — — 28 282,985 —
Accuride Liquidating
Trust* — — — — — — 17 —
Senior Floating Rate
Interests
Accuride Corp. 8.17%
(3 Month Term SOFR +
3.00%) (in-kind rate was
3.00%) due 3/7/30
◊,a
387,874 9,203 — — (33) 397,044 215,543 3,694
$ 407,285 $ 9,203 $ — $ — $ (5,193) $ 411,295 $ 3,694
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Payment-in-kind security.

HIGH YIELD FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $168,012,847) $ 160,442,342
Investments in affiliated issuers, at value (cost $220,497) 411,295
Cash 84,825
Unrealized appreciation on forward foreign currency exchange contracts 44,614
Prepaid expenses 81,547
Receivables:
Investments sold 3,509,750
Interest 2,564,966
Due from Investment Adviser 73,759
Fund shares sold 50,103
Foreign tax reclaims 27,100
Dividends 8,297
Total assets 167,298,598
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 25,895
Unrealized depreciation on forward foreign currency exchange contracts 764
Payable for:
Investments purchased 2,081,434
Fund shares redeemed 448,185
Transfer agent fees 108,603
Investment advisory fees 87,746
Distributions to shareholders 36,295
Distribution and service fees 14,939
Trustees’ fees and expenses* 8,862
Fund accounting 4,428
Other liabilities 4,522
Total liabilities
2,821,673
NET ASSETS $ 164,476,925
NET ASSETS CONSIST OF:
Paid-in capital $ 213,401,549
Total distributable earnings (loss) (48,924,624)
Net assets $ 164,476,925

HIGH YIELD FUND
126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 46,761,503
Capital shares outstanding 4,822,536
Net asset value per share $ 9 .70
Maximum offering price per share (Net asset value divided by 96.00%) $ 10 .10
Class C:
Net assets $ 5,645,090
Capital shares outstanding 577,394
Net asset value per share $ 9 .78
Class P:
Net assets $ 2,738,897
Capital shares outstanding 282,521
Net asset value per share $ 9 .69
Institutional Class:
Net assets $ 107,977,629
Capital shares outstanding 13,670,423
Net asset value per share $ 7 .90
Class R6:
Net assets $ 1,353,806
Capital shares outstanding 139,709
Net asset value per share $ 9 .69
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

HIGH YIELD FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 146,761
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$2,658) 6,356,166
Interest from securities of affiliated issuers 3,694
Total investment income 6,506,621
EXPENSES:
Investment advisory fees 545,902
Distribution and service fees:
Class A 58,924
Class C 29,678
Class P 3,575
Transfer agent fees:
Class A 92,536
Class C 6,776
Class P 2,066
Institutional Class 69,309
Class R6 137
Professional fees 38,316
Trustees’ fees and expenses* 22,243
Administration fees 13,318
Custodian fees 7,638
Fund accounting fees 4,428
Line of credit fees 2,538
Miscellaneous 53,162
Total expenses 950,546
Less:
Expenses reimbursed by Adviser:
Class A (112,534)
Class C (9,307)
Class P (3,295)
Institutional Class (122,346)
Class R6 (689)
Expenses waived by Adviser (12,772)
Earnings credits applied (1,150)
Total waived/reimbursed expenses (262,093)
Net expenses 688,453
Net investment income 5,818,168
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers (1,733,325)
Forward foreign currency exchange contracts 346,657
Foreign currency transactions (10,861)
Net realized loss (1,397,529)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (4,370,462)
Investments in affiliated issuers (5,193)
Forward foreign currency exchange contracts 42,022
Foreign currency translations (3,283)
Net change in unrealized appreciation (depreciation) (4,336,916)
Net realized and unrealized loss (5,734,445)
Net increase in net assets resulting from operations $ 83,723
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

HIGH YIELD FUND
128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 5,818,168 $ 12,285,706
Net realized loss on investments (1,397,529) (6,017,322)
Net change in unrealized appreciation (depreciation) on investments (4,336,916) 4,598,424
Net increase in net assets resulting from operations 83,723 10,866,808
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (1,457,138) (3,125,326)
Class C (161,373) (402,182)
Class P (89,109) (217,909)
Institutional Class (4,011,080) (8,591,152)
Class R6 (42,729) (29,058)
RETURN OF CAPITAL:
Class A — (1,553)
Class C — (200)
Class P — (108)
Institutional Class — (4,270)
Class R6 — (15)
Total distributions to shareholders (5,761,429) (12,371,773)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 5,270,425 5,106,676
Class C 215,794 376,611
Class P 43,787 173,671
Institutional Class 13,204,912 54,501,905
Class R6 325,722 957,384
Redemption fees collected
Class A 101 761
Class C 13 110
Class P 6 53
Institutional Class 277 1,967
Class R6 3 4
Distributions reinvested
Class A 1,339,963 2,857,089
Class C 158,688 395,971
Class P 89,097 218,017
Institutional Class 3,893,294 7,924,477
Class R6 42,721 29,066
Cost of shares redeemed
Class A (5,192,434) (11,058,467)
Class C (760,169) (2,735,564)
Class P (404,112) (1,238,148)
Institutional Class (32,676,579) (75,299,195)
Class R6 (145,207) (53,088)
Net decrease from capital share transactions (14,593,698) (17,840,700)
Net decrease in net assets (20,271,404) (19,345,665)
NET ASSETS:
Beginning of period 184,748,329 204,093,994
End of period $ 164,476,925 $ 184,748,329

HIGH YIELD FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 529,505 513,345
Class C 21,491 37,466
Class P 4,438 17,472
Institutional Class 1,634,750 6,749,802
Class R6 32,842 95,801
Shares issued from reinvestment of distributions
Class A 135,284 286,616
Class C 15,885 39,403
Class P 8,995 21,870
Institutional Class 482,529 975,769
Class R6 4,317 2,912
Shares redeemed
Class A (523,282) (1,108,918)
Class C (75,912) (273,102)
Class P (40,668) (123,773)
Institutional Class (4,084,396) (9,284,187)
Class R6 (14,719) (5,317)
Net decrease in shares (1,868,941) (2,054,841)

HIGH YIELD FUND
130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.00 $ 10.09 $ 9.43 $ 9.14 $ 10.98 $ 10.37
Income (loss) from investment operations:
Net investment income (loss)
b
0 .31 0 .64 0 .63 0 .57 0 .56 0 .49
Net gain (loss) on investments (realized and
unrealized) ( 0 .30 ) ( 0 .09 ) 0 .66 0 .30 ( 1 .86 ) 0 .63
Total from investment operations 0 .01 0 .55 1 .29 0 .87 ( 1 .30 ) 1 .12
Less distributions from:
Net investment income ( 0 .31 ) ( 0 .64 ) ( 0 .62 ) ( 0 .57 ) ( 0 .52 ) ( 0 .48 )
Return of capital — — ( 0 .01 ) ( 0 .01 ) ( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .31 ) ( 0 .64 ) ( 0 .63 ) ( 0 .58 ) ( 0 .54 ) ( 0 .51 )
Redemption fees collected — —
c
—
c
—
c
—
c
—
c
Net asset value, end of period $ 9.70 $ 10.00 $ 10.09 $ 9.43 $ 9.14 $ 10.98
Total Return
d
0 .04% 5 .66% 14 .08% 9 .60% ( 12 .10 ) % 11 .02%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 46,762 $ 46,832 $ 50,332 $ 44,846 $ 43,822 $ 55,550
Ratios to average net assets:
Net investment income (loss) 6 .25% 6 .38% 6 .40% 6 .07% 5 .46% 4 .51%
Total expenses 1 .40% 1 .19% 1 .17% 1 .22% 1 .14% 1 .07%
Net expenses
e
0 .91% 0 .91% 1 .02% 1 .16% 1 .10% 1 .05%
Portfolio turnover rate 26% 49% 45% 31% 42% 86%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .91% 0 .91% 0 .99% 1 .13% 1 .09% 1 .03%
Recoupment of previously waived fees
f
— — 0 .02% 0 .04% 0 .01% 0.00%
*

HIGH YIELD FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.09 $ 10.17 $ 9.51 $ 9.22 $ 11.07 $ 10.46
Income (loss) from investment operations:
Net investment income (loss)
b
0 .27 0 .57 0 .56 0 .51 0 .47 0 .40
Net gain (loss) on investments (realized and
unrealized) ( 0 .31 ) ( 0 .08 ) 0 .66 0 .29 ( 1 .85 ) 0 .64
Total from investment operations ( 0 .04 ) 0 .49 1 .22 0 .80 ( 1 .38 ) 1 .04
Less distributions from:
Net investment income ( 0 .27 ) ( 0 .57 ) ( 0 .55 ) ( 0 .50 ) ( 0 .45 ) ( 0 .40 )
Return of capital — 0 .00
†
( 0 .01 ) ( 0 .01 ) ( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .27 ) ( 0 .57 ) ( 0 .56 ) ( 0 .51 ) ( 0 .47 ) ( 0 .43 )
Redemption fees collected — —
c
—
c
—
c
—
c
—
c
Net asset value, end of period $ 9.78 $ 10.09 $ 10.17 $ 9.51 $ 9.22 $ 11.07
Total Return
d
( 0 .41 ) % 5 .00% 13 .19% 8 .75% ( 12 .76 ) % 10 .04%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 5,645 $ 6,213 $ 8,260 $ 9,417 $ 9,915 $ 16,242
Ratios to average net assets:
Net investment income (loss) 5 .50% 5 .63% 5 .67% 5 .30% 4 .55% 3 .67%
Total expenses 1 .98% 1 .94% 1 .95% 1 .97% 1 .94% 1 .91%
Net expenses
e
1 .66% 1 .66% 1 .78% 1 .92% 1 .90% 1 .89%
Portfolio turnover rate 26% 49% 45% 31% 42% 86%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .66% 1 .66% 1 .75% 1 .89% 1 .89% 1 .87%
Recoupment of previously waived fees
f
— — 0 .01% 0 .04% 0.00%
*
0 .01%
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.00 $ 10.09 $ 9.44 $ 9.14 $ 10.98 $ 10.38
Income (loss) from investment operations:
Net investment income (loss)
b
0 .31 0 .64 0 .63 0 .57 0 .55 0 .48
Net gain (loss) on investments (realized and
unrealized) ( 0 .31 ) ( 0 .09 ) 0 .65 0 .30 ( 1 .85 ) 0 .62
Total from investment operations 0 .00 0 .55 1 .28 0 .87 ( 1 .30 ) 1 .10
Less distributions from:
Net investment income ( 0 .31 ) ( 0 .64 ) ( 0 .62 ) ( 0 .56 ) ( 0 .52 ) ( 0 .47 )
Return of capital — 0 .00
†
( 0 .01 ) ( 0 .01 ) ( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .31 ) ( 0 .64 ) ( 0 .63 ) ( 0 .57 ) ( 0 .54 ) ( 0 .50 )
Redemption fees collected — —
c
—
c
—
c
—
c
—
c
Net asset value, end of period $ 9.69 $ 10.00 $ 10.09 $ 0.94 $ 9.14 $ 10.98
Total Return ( 0 .05 ) % 5 .66% 14 .00% 9 .71% ( 12 .13 ) % 10 .80%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 2,739 $ 3,099 $ 3,976 $ 5,205 $ 4,426 $ 5,660
Ratios to average net assets:
Net investment income (loss) 6 .25% 6 .38% 6 .44% 6 .07% 5 .37% 4 .40%
Total expenses 1 .15% 1 .27% 1 .19% 1 .22% 1 .28% 1 .20%
Net expenses
e
0 .91% 0 .91% 1 .03% 1 .16% 1 .15% 1 .16%
Portfolio turnover rate 26% 49% 45% 31% 42% 86%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .91% 0 .91% 1 .01% 1 .14% 1 .14% 1 .14%
Recoupment of previously waived fees
f
— — 0 .02% 0 .01% 0 .04% 0 .04%

HIGH YIELD FUND
132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 8.15 $ 8.22 $ 7.68 $ 7.45 $ 8.94 $ 8.45
Income (loss) from investment operations:
Net investment income (loss)
b
0 .26 0 .54 0 .53 0 .49 0 .47 0 .41
Net gain (loss) on investments (realized and
unrealized) ( 0 .25 ) ( 0 .07 ) 0 .54 0 .23 ( 1 .50 ) 0 .51
Total from investment operations 0 .01 0 .47 1 .07 0 .72 ( 1 .03 ) 0 .92
Less distributions from:
Net investment income ( 0 .26 ) ( 0 .54 ) ( 0 .52 ) ( 0 .48 ) ( 0 .44 ) ( 0 .40 )
Return of capital — 0 .00
†
( 0 .01 ) ( 0 .01 ) ( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .26 ) ( 0 .54 ) ( 0 .53 ) ( 0 .49 ) ( 0 .46 ) ( 0 .43 )
Redemption fees collected — —
c
—
c
—
c
—
c
—
c
Net asset value, end of period $ 7.90 $ 8.15 $ 8.22 $ 7.68 $ 7.45 $ 8.94
Total Return 0 .09% 5 .97% 14 .40% 9 .78% ( 11 .80 ) % 11 .14%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 107,978 $ 127,432 $ 141,285 $ 127,649 $ 113,644 $ 167,486
Ratios to average net assets:
Net investment income (loss) 6 .50% 6 .63% 6 .66% 6 .32% 5 .63% 4 .71%
Total expenses 0 .87% 0 .91% 0 .89% 0 .95% 0 .95% 0 .88%
Net expenses
e
0 .66% 0 .66% 0 .77% 0 .91% 0 .88% 0 .85%
Portfolio turnover rate 26% 49% 45% 31% 42% 86%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .66% 0 .66% 0 .74% 0 .89% 0 .87% 0 .83%
Recoupment of previously waived fees
f
— — 0 .03% 0 .03% 0 .02% 0 .01%
Class R6
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.00 $ 10.08 $ 9.41 $ 9.12 $ 10.97 $ 10.36
Income (loss) from investment operations:
Net investment income (loss)
b
0 .32 0 .65 0 .66 0 .61 0 .50 0 .52
Net gain (loss) on investments (realized and
unrealized) ( 0 .31 ) ( 0 .07 ) 0 .66 0 .29 ( 1 .77 ) 0 .63
Total from investment operations 0 .01 0 .58 1 .32 0 .90 ( 1 .27 ) 1 .15
Less distributions from:
Net investment income ( 0 .32 ) ( 0 .66 ) ( 0 .64 ) ( 0 .60 ) ( 0 .56 ) ( 0 .51 )
Return of capital — 0 .00
†
( 0 .01 ) ( 0 .01 ) ( 0 .02 ) ( 0 .03 )
Total distributions ( 0 .32 ) ( 0 .66 ) ( 0 .65 ) ( 0 .61 ) ( 0 .58 ) ( 0 .54 )
Redemption fees collected — —
c
—
c
—
c
—
c
—
c
Net asset value, end of period $ 9.69 $ 10.00 $ 10.08 $ 9.41 $ 9.12 $ 10.97
Total Return 0 .06% 5 .99% 14 .42% 10 .00% ( 11 .91 ) % 11 .35%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,354 $ 1,172 $ 241 $ 1,982 $ 1,905 $ 126,683
Ratios to average net assets:
Net investment income (loss) 6 .48% 6 .52% 6 .80% 6 .43% 4 .70% 4 .80%
Total expenses 0 .77% 0 .93% 0 .87% 0 .84% 0 .75% 0 .77%
Net expenses
e
0 .66% 0 .66% 0 .76% 0 .80% 0 .75% 0 .76%
Portfolio turnover rate 26% 49% 45% 31% 42% 86%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .66% 0 .66% 0 .74% 0 .77% 0 .75% 0 .74%
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Redemption fees collected are less than $0.01 per share.

HIGH YIELD FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
d
Total return does not reflect the impact of any applicable sales charges.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.
†
Less than $0.01 per share.

LIMITED DURATION FUND
March 31, 2026
134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
PREFERRED STOCKS - 0 .3%
FINANCIAL - 0 .3%
Wells Fargo & Co.
6.13% 8,500,000 $ 8,531,992
Citigroup, Inc.
6.88% 5,000,000 5,035,290
Charles Schwab Corp.
4.00% 3,946,000 3,919,155
Total Financial 17,486,437
Total Preferred Stocks
(Cost $17,426,270) 17,486,437
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 19,663 39
Total Warrants
(Cost $45,531) 39
MUTUAL FUNDS - 1 .2%
Guggenheim Ultra Short
Duration Fund —
Institutional Class
a
3,526,165 35,437,955
Guggenheim Strategy Fund
III
a
725,272 18,015,752
Guggenheim Strategy Fund II
a
623,964 15,436,875
Total Mutual Funds
(Cost $67,881,048) 68,890,582
MONEY MARKET FUNDS
b
- 0 .4%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
c
24,755,465 24,755,465
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.51%
c
4,588 4,588
Total Money Market Funds
(Cost $24,760,053) 24,760,053
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 44 .9%
GOVERNMENT AGENCY - 23 .4%
Uniform MBS 15 Year
4.50% due 05/01/41 434,816,426 431,310,810
4.50% due 06/01/41 139,083,574 137,859,015
Freddie Mac
5.50% due 02/01/56
d
45,129,085 45,361,376
5.00% due 07/25/55
e
43,700,000 43,648,958
5.00% due 06/01/55
d
43,878,590 43,305,342
5.50% due 02/01/53
d
30,719,475 31,322,685
5.00% due 03/25/52 28,050,865 27,963,871
5.00% due 11/25/51 23,144,119 23,159,628
5.00% due 04/25/53 21,635,773 21,565,950
5.00% due 10/25/51 20,162,418 20,211,258
6.00% due 08/01/54 17,617,991 18,251,416
5.50% due 12/25/51 17,763,442 17,896,234
5.50% due 07/25/53 16,673,158 16,793,075
5.00% due 06/01/53 16,429,490 16,356,467
5.00% due 02/01/53 14,492,448 14,434,661
5.00% due 12/25/51 11,358,923 11,335,179
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
GOVERNMENT AGENCY - 23.4% (continued)
5.25% due 04/25/53 10,586,115 $ 10,656,063
5.00% due 02/25/52 8,124,828 8,137,663
5.50% due 04/25/51 5,922,417 5,959,369
Fannie Mae
5.00% due 01/25/53 41,808,268 41,718,049
5.00% due 10/25/51 25,271,152 25,307,277
5.00% due 02/25/54 24,159,062 24,037,513
5.00% due 06/25/53 23,385,707 23,394,835
5.50% due 11/25/51 22,107,478 22,344,935
5.00% due 11/25/53 19,746,352 19,779,454
5.50% due 12/25/50 13,152,718 13,266,372
5.00% due 09/25/55 13,327,449 13,225,685
5.00% due 05/25/52 10,072,830 10,047,801
5.00% due 08/01/53 6,527,424 6,468,158
6.50% due 04/25/49 3,243,119 3,269,821
5.00% due 06/01/53 2,310,468 2,290,628
Uniform MBS 30 Year
5.00% due 06/01/56 60,740,000 59,771,582
5.50% due 06/01/56 46,170,000 46,265,426
3.00% due 05/01/56 27,570,000 24,189,868
Ginnie Mae
4.50% due 02/20/56 29,039,898 28,461,914
5.25% due 03/20/52 18,669,171 18,802,927
5.00% due 01/20/55 10,556,885 10,476,221
6.00% due 09/20/45 5,611,235 5,627,314
6.00% due 06/20/47 573,619 574,088
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 05/25/60 2,678,542 2,159,938
2.00% due 11/25/59 1,543,718 1,240,137
Fannie Mae-Aces
1.49% (WAC) due 03/25/35
◊,f
5,856,267 445,993
Total Government Agency 1,348,694,956
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19 .8%
OBX Trust
2025-NQM16, 4.91% (WAC)
due 08/25/65
◊,g
11,443,940 11,386,642
2025-NQM10, 5.45% due
05/25/65
g,h
11,115,122 11,150,498
2024-NQM5, 5.99% due
01/25/64
g,h
10,992,581 11,050,351
2025-NQM13, 5.44% (WAC)
due 05/25/65
◊,g
9,929,526 9,960,457
2025-J3, 5.00% (WAC) due
10/25/55
◊,g
9,359,392 9,284,146
2026-NQM5, 5.43% (WAC)
due 01/25/66
◊,g
6,000,000 5,999,977
2025-R1, 5.09% due
09/25/62
g,h
4,318,957 4,286,307
2024-NQM18, 5.87% due
10/25/64
g,h
3,974,199 3,987,560
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,g
3,950,000 3,940,730
2024-NQM18, 5.66% due
10/25/64
g,h
2,948,599 2,956,952
2025-NQM2, 5.75% due
11/25/64
g,h
2,823,093 2,838,582
2024-NQM8, 6.23% due
05/25/64
g,h
1,909,503 1,925,461

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,g
1,749,214 $ 1,756,050
2024-NQM9, 6.28% due
01/25/64
g,h
1,696,247 1,708,233
2024-NQM17, 5.86% due
11/25/64
g,h
1,334,655 1,343,111
2025-NQM3, 5.85% due
12/01/64
g,h
1,121,859 1,127,255
2025-NQM3, 5.95% due
12/01/64
g,h
1,121,859 1,126,773
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,g
37,763,885 39,456,274
2026-NQM1, 5.40% (WAC)
due 02/25/71
◊,g
29,085,561 29,130,989
2026-NQM1, 5.76% (WAC)
due 02/25/71
◊,g
4,581,915 4,589,515
2026-NQM1, 5.60% (WAC)
due 02/25/71
◊,g
3,054,959 3,059,848
2026-NQM1, 6.61% (WAC)
due 02/25/71
◊,g
3,244,041 3,056,328
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,g
1,883,524 1,886,379
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,f,g
41,850,000 1,436,323
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,f,g
41,850,000 581,466
PRPM LLC
2025-7, 5.50% due 08/25/30
g,h
11,296,167 11,258,659
2025-8, 5.39% due 10/25/30
g,h
10,300,349 10,253,842
2025-RCF3, 5.25% due
07/25/55
g,h
9,438,776 9,419,990
2026-1, 5.19% due 02/25/31
g
9,167,541 9,070,751
2025-6, 5.77% due 08/25/28
g,h
6,822,883 6,808,220
2025-3, 6.26% due 05/25/30
g,h
6,306,445 6,288,674
2026-2, 5.09% due 02/25/31
g,h
5,391,811 5,374,676
2024-RPL2, 3.50% due
05/25/54
g,h
3,513,981 3,426,605
2025-5, 5.73% due 07/25/30
g,h
3,241,946 3,235,191
2024-6, 5.70% due 11/25/29
g,h
1,689,077 1,690,318
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
g
18,808,292 18,872,554
2025-NQM3, 5.55% due
05/25/70
g
11,803,084 11,847,128
2025-INV3, 6.00% (WAC) due
08/25/55
◊,g
10,330,639 10,431,237
2025-NQM2, 5.60% due
04/25/70
g
9,892,112 9,936,536
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,g
7,277,760 7,252,846
2025-NQM1, 5.37% due
11/25/69
g,h
3,590,749 3,595,038
2024-NQM2, 6.09% due
06/25/59
g,h
1,722,458 1,734,195
Verus Securitization Trust
2025-12, 5.37% due
12/25/70
g,h
14,301,884 14,243,492
2025-2, 5.31% due 03/25/70
g,h
9,644,143 9,653,710
2025-7, 5.13% due 08/25/70
g,h
8,212,771 8,202,851
2025-5, 5.43% due 06/25/70
g,h
4,586,391 4,601,046
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2021-4, 1.35% (WAC) due
07/25/66
◊,g
4,514,983 $ 3,873,606
2021-5, 1.37% (WAC) due
09/25/66
◊,g
4,260,549 3,691,966
2021-3, 1.44% (WAC) due
06/25/66
◊,g
2,524,548 2,257,525
2025-1, 5.77% due 01/25/70
g,h
2,021,046 2,028,663
2024-5, 6.45% due 06/25/69
g,h
1,871,286 1,886,798
2021-6, 1.89% (WAC) due
10/25/66
◊,g
2,052,713 1,798,951
2024-9, 5.89% due 11/25/69
g,h
1,591,845 1,597,531
2025-9, 5.19% due 10/27/70
g,h
1,186,031 1,180,130
2025-1, 5.62% (WAC) due
01/25/70
◊,g
1,010,514 1,015,639
Towd Point Mortgage Trust
2025-FIX1, 4.97% due
09/25/65
g,h
12,846,996 12,734,618
2025-1, 4.81% (WAC) due
06/25/65
◊,g
11,813,567 11,749,990
2025-HE1, 5.21% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
07/25/65
◊,g
10,000,000 10,017,439
2025-CES4, 5.09% due
10/25/65
g,h
6,826,687 6,791,901
2025-HE1, 5.31% (30 Day
Average SOFR + 1.65%,
Rate Floor: 1.65%) due
07/25/65
◊,g
3,834,000 3,840,678
2024-4, 4.55% (WAC) due
10/27/64
◊,g
2,470,165 2,472,219
2026-CES1, 4.96% due
01/25/66
g,h
2,393,740 2,378,770
2017-6, 2.75% (WAC) due
10/25/57
◊,g
2,215,834 2,188,428
2018-2, 3.25% (WAC) due
03/25/58
◊,g
801,508 794,967
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,g
530,739 531,043
2018-1, 3.00% (WAC) due
01/25/58
◊,e,g
46,573 46,294
FIGRE Trust
2025-PF2, 5.02% (WAC) due
10/25/55
◊,g
9,057,446 8,968,377
2025-HE6, 5.04% (WAC) due
09/25/55
◊,g
8,423,868 8,344,070
2025-PF1, 5.76% (WAC) due
06/25/55
◊,g
4,299,951 4,314,626
2024-HE6, 5.72% (WAC) due
12/25/54
◊,g
4,065,328 4,087,271
2025-HE1, 5.83% (WAC) due
01/25/55
◊,g
3,923,144 3,947,738
2025-HE8, 5.21% (WAC) due
11/25/55
◊,g
3,852,937 3,828,787
2026-HE1, 4.98% (WAC) due
01/25/56
◊,g
3,559,709 3,530,458
2026-HE2, 5.05% (WAC) due
01/25/56
◊,g
3,243,231 3,216,488
2024-HE2, 6.38% (WAC) due
05/25/54
◊,g
2,236,954 2,281,408
2024-HE5, 5.44% (WAC) due
10/25/54
◊,g
1,933,422 1,941,452

LIMITED DURATION FUND
March 31, 2026
136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2026-HE1, 5.18% (WAC) due
01/25/56
◊,g
1,443,125 $ 1,428,356
2024-HE3, 5.94% (WAC) due
07/25/54
◊,g
1,120,316 1,135,514
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due
02/25/70
◊,g
16,499,216 16,590,142
2025-H6, 5.18% (WAC) due
07/25/70
◊,g
10,365,649 10,347,041
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,g
10,050,000 10,064,371
2026-NQM1, 4.95% due
02/25/61
g,h
6,396,739 6,322,148
2025-H2, 5.36% (WAC) due
03/25/70
◊,g
2,113,738 2,115,634
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,g
23,132,957 23,428,328
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,g
14,450,000 14,429,707
2025-INV7, 6.00% (WAC) due
06/25/56
◊,g
2,961,380 2,989,089
2025-INV7, 5.50% (WAC) due
06/25/56
◊,g
1,558,621 1,559,748
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
g
16,010,091 16,015,182
2021-GS4, 5.65% due
11/25/60
g
13,160,138 13,168,309
2021-GS2, 5.75% due
04/25/61
g
5,672,443 5,682,353
2021-GS5, 6.25% due
07/25/67
g
3,599,437 3,602,011
HOMES Trust
2025-AFC3, 4.93% (WAC)
due 08/25/60
◊,g
14,719,953 14,668,615
2025-AFC2, 5.47% due
06/25/60
g,h
12,618,331 12,655,481
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,g
6,820,318 6,811,083
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,g
2,661,785 2,670,231
RCKT Mortgage Trust
2025-CES6, 5.47% due
06/25/55
g,h
11,835,211 11,874,357
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,g
7,739,662 7,724,618
2025-CES5, 5.69% due
05/25/55
g,h
5,648,679 5,683,907
2025-CES7, 5.38% due
07/25/55
g,h
3,996,473 4,004,741
2024-CES4, 6.15% due
06/25/44
g,h
3,490,242 3,514,196
2025-CES1, 5.65% due
01/25/45
g,h
2,075,095 2,085,214
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,g
13,323,948 12,472,052
2026-CES1, 4.91% due
06/25/56
g,h
8,733,357 8,663,467
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2025-1, 6.00% (WAC) due
06/25/55
◊,g
4,525,632 $ 4,550,460
2026-VIS1, 5.04% due
06/25/66
g,h
3,971,956 3,938,685
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,g
2,978,959 2,954,077
2024-NQM1, 5.59% due
02/25/64
g,h
1,458,718 1,464,039
LHOME Mortgage Trust
2024-RTL5, 5.32% due
09/25/39
g,h
20,200,000 20,200,333
2025-RTL3, 5.24% due
08/25/40
g,h
7,900,000 7,884,885
2026-RTL1, 4.91% due
01/25/41
g,h
5,800,000 5,777,770
BRAVO Residential Funding
Trust
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,g
11,507,502 11,544,211
2024-NQM1, 5.94% due
12/01/63
g,h
6,535,334 6,557,137
2025-NQM8, 5.08% due
06/25/65
g,h
4,317,568 4,297,267
2025-CES2, 4.96% due
07/26/55
g,h
4,221,455 4,195,142
2024-NQM6, 5.66% due
08/01/64
g,h
2,375,714 2,378,448
2025-NQM1, 5.81% due
12/25/64
g,h
2,226,553 2,234,292
2025-NQM2, 5.93% due
11/25/64
g,h
1,567,761 1,574,746
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
g
31,002,506 31,019,889
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,g
20,149,462 20,170,087
2026-1, 5.00% (WAC) due
01/25/56
◊,g
5,999,830 5,918,177
2025-1, 5.50% (WAC) due
02/25/55
◊,g
4,514,477 4,517,430
GS Mortgage-Backed Securities
Trust
2025-HE1, 5.21% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,g
13,909,710 13,926,337
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,g
8,400,246 7,816,358
2025-NQM3, 5.14% due
11/25/65
g,h
6,880,188 6,875,430
2020-NQM1, 1.38% (WAC)
due 09/27/60
◊,g
1,023,510 976,654
NYMT Loan Trust
2025-INV2, 5.00% (WAC) due
10/25/60
◊,g
9,811,067 9,760,153
2025-CP1, 3.75% (WAC) due
11/25/69
◊,g
8,711,509 8,383,087
2026-INV2, 5.48% (WAC) due
04/25/61
◊,g
4,500,000 4,523,874

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2025-INV2, 5.25% due
10/25/60
g,h
2,109,379 $ 2,097,695
2025-INV2, 5.46% due
10/25/60
g,h
343,387 342,049
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,g
8,580,809 8,550,643
2021-NQM8, 2.41% (WAC)
due 10/25/66
◊,g
5,971,587 5,268,205
2018-RPL9, 3.85% (WAC)
due 09/25/57
◊,g
2,549,028 2,506,431
2020-NQM1, 2.41% due
05/25/65
e,g
884,105 840,986
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, 5.53% (WAC)
due 05/25/70
◊,g
13,379,121 13,415,528
2025-SPL1, 4.25% due
02/25/65
g,h
2,843,093 2,749,978
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,g
10,435,924 10,486,627
2018-2A, 3.50% (WAC) due
02/25/58
◊,g
3,370,319 3,213,144
2018-1A, 4.00% (WAC) due
12/25/57
◊,g
1,128,902 1,100,933
2019-6A, 3.50% (WAC) due
09/25/59
◊,g
853,896 804,131
2017-5A, 5.29% (1 Month
Term SOFR + 1.61%,
Rate Floor: 1.50%) due
06/25/57
◊,e,g
295,694 294,633
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,g
8,108,720 8,113,244
2025-1, 6.00% (WAC) due
01/25/55
◊,g
4,019,399 4,035,586
2025-6, 5.50% (WAC) due
07/25/55
◊,g
3,028,986 3,031,142
2024-5, 6.00% (WAC) due
06/25/54
◊,g
488,102 487,220
EFMT
2025-CES4, 5.43% due
06/25/60
g,h
14,284,811 14,306,552
ATLX Trust
2024-RPL2, 3.85% due
04/25/63
g,h
14,362,472 13,940,734
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,g
13,748,997 13,741,542
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due
12/25/65
◊,g
9,490,744 9,457,011
2026-1, 4.99% due 01/25/66
g,h
1,988,642 1,969,988
2022-1, 3.68% (WAC) due
03/27/62
◊,g
1,489,903 1,380,910
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,g
11,628,576 $ 11,668,855
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
g,h
9,430,461 9,472,706
2024-CES3, 5.68% due
01/25/55
g,h
2,112,754 2,119,545
Angel Oak Mortgage Trust
2025-12, 5.14% due
12/25/70
g,h
4,513,359 4,479,628
2024-4, 6.20% due 01/25/69
g,h
3,716,368 3,743,177
2021-6, 1.71% (WAC) due
09/25/66
◊,g
1,999,685 1,698,438
2024-12, 5.86% due
10/25/69
g,h
926,782 930,295
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
g,h
9,040,468 8,952,179
2023-NQM1, 6.03% due
01/25/63
g,h
1,044,146 1,047,955
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,g
9,473,577 8,907,158
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70
g,h
6,351,717 6,360,284
2024-2, 6.13% due 04/25/69
g,h
1,285,437 1,292,614
2021-2, 2.38% (WAC) due
08/25/66
◊,g
1,500,000 1,069,260
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
g,h
7,300,000 7,266,530
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
7,339,923 7,000,155
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
g,h
5,950,000 5,937,200
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
5,810,650 5,684,919
2006-BC4, 4.13% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
236,535 232,151
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE3, 4.04% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.25%) due 12/25/36
◊
4,016,074 2,004,688
2007-HE3, 3.94% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 12/25/36
◊
2,877,115 1,436,498

LIMITED DURATION FUND
March 31, 2026
138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
2007-HE2, 3.88% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 01/25/37
◊
2,271,163 $ 1,036,387
2007-HE5, 3.97% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 03/25/37
◊
1,451,026 582,224
Alternative Loan Trust
2007-OA7, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 05/25/47
◊
3,551,445 3,294,723
2007-OH3, 4.37% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 09/25/47
◊
1,689,899 1,615,574
Deephaven Residential
Mortgage Trust
2025-CES1, 5.38% due
10/25/55
g,h
4,034,052 4,032,662
American Home Mortgage
Investment Trust
2006-3, 4.15% (1 Month Term
SOFR + 0.47%, Rate Floor:
0.36%) due 12/25/46
◊
4,581,061 3,944,984
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
g,h
2,453,129 2,339,758
2024-RS2, 3.00% due
08/01/69
g,h
1,661,720 1,576,121
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
3,724,844 3,650,776
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
g,h
3,500,000 3,493,555
NovaStar Mortgage Funding
Trust
2007-2, 3.99% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
3,362,898 3,331,719
CIM TRUST
2025-R1, 5.00% due
02/25/99
g,h
3,247,693 3,213,742
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,g
3,231,716 3,205,301
HarborView Mortgage Loan
Trust
2006-14, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
1,564,646 1,492,732
2006-12, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 01/19/38
◊
1,236,192 1,106,697
Securitized Asset-Backed
Receivables LLC Trust
2007-HE1, 4.01% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 12/25/36
◊
12,237,034 2,507,129
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
g,h
2,200,000 $ 2,197,437
IXIS Real Estate Capital Trust
2006-HE1, 4.39% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 03/25/36
◊
4,220,097 2,182,382
Ellington Financial Mortgage
Trust
2021-2, 1.29% (WAC) due
06/25/66
◊,g
1,573,503 1,354,542
2020-2, 1.64% (WAC) due
10/25/65
◊,e,g
465,302 440,152
Asset-Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, 3.89% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 01/25/36
◊
1,626,731 1,603,519
Citigroup Mortgage Loan Trust
2006-WF1, 7.00% due
03/25/36 3,063,450 1,427,560
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
1,299,462 1,285,329
PRKCM Trust
2022-AFC2, 6.14% (WAC)
due 08/25/57
◊,g
1,224,160 1,221,716
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 04/25/37
◊
3,356,660 1,196,643
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 3.94% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
3,526,950 1,137,650
First NLC Trust
2005-4, 4.57% (1 Month Term
SOFR + 0.89%, Rate Floor:
0.78%) due 02/25/36
◊
984,654 973,844
GSAA Home Equity Trust
2006-3, 4.39% (1 Month Term
SOFR + 0.71%, Rate Floor:
0.60%) due 03/25/36
◊
1,947,539 915,320
Lehman XS Trust
2006-16N, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
969,391 874,409
CFMT LLC
2022-HB9, 3.25% (WAC) due
09/25/37
◊,g
793,834 783,306
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, 3.44% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
766,620 751,787

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.8%
(continued)
Long Beach Mortgage Loan
Trust
2006-8, 4.11% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
2,177,197 $ 535,622
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, 4.37% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 01/25/36
◊
410,921 402,022
ACE Securities Corp. Home
Equity Loan Trust
2005-HE2, 4.81% (1 Month
Term SOFR + 1.13%,
Rate Floor: 1.02%) due
04/25/35
◊,e
228,639 225,684
Structured Asset Investment
Loan Trust
2006-3, 4.09% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 06/25/36
◊,e
197,413 195,584
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,e,g
200,980 191,884
MFA Trust
2021-INV1, 1.26% (WAC) due
01/25/56
◊,e,g
152,379 147,894
Banc of America Funding Trust
2015-R2, 4.05% (1 Month
Term SOFR + 0.37%,
Rate Floor: 0.26%) due
04/29/37
◊,e,g
94,252 94,156
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, 4.53% (1 Month
Term SOFR + 0.85%,
Rate Floor: 0.74%) due
10/25/35
◊,e
86,948 86,707
Nomura Resecuritization Trust
2015-4R, 3.66% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,e,g
79,382 78,254
Morgan Stanley Re-REMIC
Trust
2010-R5, 7.07% due
06/26/36
e,g
26,530 26,739
Residential Mortgage Loan
Trust
2020-1, 2.38% (WAC) due
01/26/60
◊,e,g
26,451 26,351
First Franklin Mortgage Loan
Trust
2004-FF10, 5.07% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.28%) due
07/25/34
◊,e
25,853 25,766
Total Residential Mortgage-Backed Securities 1,142,951,950
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .7%
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,g
20,750,000 $ 20,685,156
2024-VLT4, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,g
7,800,000 7,751,250
MILE Trust
2025-STNE, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,g
13,850,000 13,815,375
BX Commercial Mortgage Trust
2022-LP2, 5.23% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.56%) due
02/15/39
◊,g
11,410,000 11,402,868
2024-AIRC, 5.36% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,g
2,038,040 2,039,951
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,g
10,200,000 8,909,399
2016-JP2, 1.64% (WAC) due
08/15/49
◊,f
16,892,757 169
VDCM Commercial Mortgage
Trust
2025-AZ, 4.72% (WAC) due
07/13/44
◊,g
7,350,000 7,347,028
BXHPP Trust
2021-FILM, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,g
8,250,000 7,156,875
MHP
2022-MHIL, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
01/15/39
◊,g
6,400,000 6,396,000
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/25/40
g
5,084,297 5,054,268
Life Mortgage Trust
2021-BMR, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.40%) due
03/15/38
◊,g
4,900,000 4,557,000
Benchmark Mortgage Trust
2018-B2, 0.43% (WAC) due
02/15/51
◊,f
80,524,667 461,060
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due
12/15/51
◊,f
27,077,022 409,453

LIMITED DURATION FUND
March 31, 2026
140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
(continued)
Wells Fargo Commercial
Mortgage Trust
2017-C38, 0.90% (WAC) due
07/15/50
◊,f
20,421,964 $ 172,574
2017-C42, 0.82% (WAC) due
12/15/50
◊,f
11,891,307 138,308
2017-RB1, 1.17% (WAC) due
03/15/50
◊,f
7,518,096 55,314
2016-C37, 0.77% (WAC) due
12/15/49
◊,f
20,751,870 31,103
CSAIL Commercial Mortgage
Trust
2019-C15, 0.99% (WAC) due
03/15/52
◊,f
17,185,364 381,598
2016-C6, 1.66% (WAC) due
01/15/49
◊,f
1,999,684 20
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.59% (WAC) due
06/15/51
◊,f
27,998,856 274,070
2016-C4, 0.66% (WAC) due
12/15/49
◊,f
30,157,833 33,352
2017-C5, 0.89% (WAC) due
03/15/50
◊,f
2,804,078 9,362
2016-C2, 1.44% (WAC) due
06/15/49
◊,f
2,589,560 26
UBS Commercial Mortgage
Trust
2017-C2, 1.03% (WAC) due
08/15/50
◊,f
18,584,556 182,225
2017-C5, 1.09% (WAC) due
11/15/50
◊,f
7,554,806 83,212
COMM Mortgage Trust
2018-COR3, 0.40% (WAC)
due 05/10/51
◊,f
34,864,216 251,179
DBJPM Mortgage Trust
2017-C6, 0.89% (WAC) due
06/10/50
◊,f
37,418,725 249,605
CD Mortgage Trust
2017-CD6, 0.87% (WAC) due
11/13/50
◊,f
10,233,896 98,739
2017-CD4, 1.20% (WAC) due
05/10/50
◊,f
12,224,375 83,621
2016-CD1, 1.33% (WAC) due
08/10/49
◊,f
4,358,152 187
Morgan Stanley Bank of
America Merrill Lynch Trust
2017-C34, 0.76% (WAC) due
11/15/52
◊,f
21,591,162 181,083
CGMS Commercial Mortgage
Trust
2017-B1, 0.71% (WAC) due
08/15/50
◊,f
18,863,806 123,730
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC)
due 02/15/50
◊,f
25,994,006 87,418
2016-UB10, 1.74% (WAC)
due 07/15/49
◊,f
2,907,732 29
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
(continued)
GS Mortgage Securities Trust
2017-GS6, 0.99% (WAC) due
05/10/50
◊,f
10,648,493 $ 82,930
BANK
2017-BNK6, 0.74% (WAC)
due 07/15/60
◊,f
11,084,058 70,226
Citigroup Commercial Mortgage
Trust
2016-C2, 1.78% (WAC) due
08/10/49
◊,f
4,326,650 1,457
Total Commercial Mortgage-Backed Securities 98,577,220
Total Collateralized Mortgage Obligations
(Cost $2,610,366,836) 2,590,224,126
ASSET-BACKED SECURITIES - 28 .2%
COLLATERALIZED LOAN OBLIGATIONS - 15 .7%
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,g
42,500,000 42,419,322
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,g
27,000,000 27,050,881
2025-2A A2, 5.40% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/16/37
◊,g
14,000,000 14,000,326
PFP Ltd.
2025-12 A, 5.17% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,g
16,002,000 15,975,384
2026-13 AS, 5.33% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,g
14,700,000 14,674,712
2025-12 AS, 5.42% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,g
3,600,000 3,593,617
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,g
13,000,000 12,999,962
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,g
10,550,000 10,517,870
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,g
9,300,000 9,261,019

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,g
26,204,131 $ 26,269,146
2019-1A A2R, 5.78% (3
Month Term SOFR + 2.11%,
Rate Floor: 1.85%) due
04/15/33
◊,g
6,250,000 6,266,139
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,g
28,000,000 27,988,276
Golub Capital Partners CLO
16M-R3
2013-16A A2R3, 5.41%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,g
15,600,000 15,601,897
2013-16A A1R3, 5.29%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,g
9,000,000 9,000,554
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,g
23,500,000 23,475,452
LoanCore Issuer LLC
2025-CRE9 A, 5.13% (1
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 08/18/42
◊,g
21,000,000 20,926,775
2025-CRE8 AS, 5.27%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,g
2,450,000 2,440,942
Golub Capital Partners CLO
83M
2025-83A A1, 5.24% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
11/09/38
◊,g
22,800,000 22,840,192
Greystone CRE Notes LLC
2025-FL4 A, 5.15% (1 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/43
◊,g
22,750,000 22,717,313
BCRED CLO LLC
2026-1A A, 5.02% (3 Month
Term SOFR + 1.37%,
Rate Floor: 1.37%) due
04/24/39
◊,g
15,000,000 14,928,111
2025-1A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,g
7,400,000 7,376,039
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,g
18,663,609 $ 18,647,813
2020-4A A2R, 5.82% (3
Month Term SOFR +
2.16%, Rate Floor: 1.90%)
due 08/20/33
◊,g
3,650,000 3,630,720
Owl Rock CLO XXI LLC
2025-21A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
07/24/34
◊,g
21,193,604 21,231,328
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,g
20,750,000 20,644,175
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,g
20,300,000 20,339,705
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.19%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,g
20,000,000 20,041,272
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,g
20,000,000 20,016,866
Cerberus Loan Funding XL LLC
2023-1A A, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
03/22/35
◊,g
16,500,000 16,535,648
2023-1A B, 7.27% (3 Month
Term SOFR + 3.60%,
Rate Floor: 3.60%) due
03/22/35
◊,g
3,250,000 3,240,648
BSPDF Issuer LLC
2025-FL2 A, 5.20% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,g
13,650,000 13,634,025
2026-FL3 AS, 5.35% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,g
5,250,000 5,233,867
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,g
14,310,000 14,267,435

LIMITED DURATION FUND
March 31, 2026
142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
2020-FL2 B, 5.44% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.76%) due
02/15/38
◊,g
2,000,000 $ 1,993,742
2026-FL6 AS, 5.43% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
08/19/43
◊,g
1,600,000 1,587,182
2020-FL2 A, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
02/15/38
◊,g
648,691 648,586
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,g
18,150,000 18,087,334
Eldridge CLO Ltd.
2025-1A A1, 5.25% (3 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
10/20/38
◊,g
8,000,000 8,004,454
2025-1A A2, 5.42% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/20/38
◊,g
5,000,000 4,978,314
2025-2A A2, 5.09% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
01/20/39
◊,g
3,700,000 3,681,538
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,g
11,984,231 11,993,819
2021-2A B, 5.83% (3 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
04/22/33
◊,g
4,000,000 3,978,811
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.26% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,g
15,000,000 15,030,141
Acrec LLC
2026-FL4 AS, 5.28% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,g
14,800,000 14,752,603
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,g
14,350,000 14,348,384
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,g
11,500,000 11,499,998
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,g
2,250,000 $ 2,243,906
HPS Private Credit CLO LLC
2025-3A A1, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,g
13,500,000 13,508,109
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,g
13,550,000 13,493,807
TRTX Issuer Ltd.
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,g
9,250,000 9,242,166
2025-FL7 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,g
3,950,000 3,931,810
JCP Direct Lending CLO LLC
2023-1A A1R, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,g
13,000,000 13,001,005
Fortress Credit BSL XV Ltd.
2022-2A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
10/18/33
◊,g
12,747,677 12,747,679
FS Rialto Issuer LLC
2025-FL10 A, 5.06% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
08/19/42
◊,g
6,350,000 6,336,362
2026-FL11 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,g
4,100,000 4,085,966
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,g
1,650,000 1,644,995
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,g
11,500,000 11,529,400
BSPRT Issuer LLC
2025-FL12 A, 5.06% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/17/43
◊,g
9,100,000 9,082,300
2026-FL13 AS, 5.35% (1
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 10/18/43
◊,g
2,000,000 2,000,000

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,g
10,020,000 $ 10,012,286
2019-32RA A, 4.98% (3
Month Term SOFR +
1.31%, Rate Floor: 1.31%)
due 07/20/39
◊,g
1,000,000 1,000,549
FS Rialto
2021-FL3 B, 5.59% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,g
7,500,000 7,488,172
2021-FL2 C, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
05/16/38
◊,g
3,250,000 3,237,664
KREF Ltd.
2021-FL2 B, 5.44% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.65%) due
02/15/39
◊,g
10,700,000 10,497,628
BDS LLC
2025-FL15 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,g
10,500,000 10,417,249
AGL CLO 42 Ltd.
2025-42A B, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,g
10,000,000 9,996,458
AREIT Ltd.
2025-CRE11 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/25/43
◊,g
4,650,000 4,634,787
2025-CRE10 AS, 5.22%
(1 Month Term SOFR +
1.54%, Rate Floor: 1.54%)
due 01/17/30
◊,g
4,000,000 3,962,806
LoanCore Issuer Ltd.
2021-CRE5 B, 5.79% (1
Month Term SOFR + 2.11%,
Rate Floor: 2.11%) due
07/15/36
◊,g
7,900,000 7,873,029
Cerberus Loan Funding XLVIII
LLC
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,g
4,250,000 4,237,382
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,g
3,250,000 3,250,003
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
GS REFT Issuer Ltd.
2026-FL1 A, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/19/43
◊,g
7,250,000 $ 7,250,000
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,g
3,800,000 3,806,615
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,g
1,700,000 1,689,605
2025-4A A2, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,g
800,000 801,730
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,g
400,000 398,676
Fontainbleau Vegas
7.92% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,e
6,000,000 6,149,619
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,g
6,050,000 6,034,309
Madison Park Funding LXV Ltd.
2025-65A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,g
6,000,000 6,006,455
BRSP Ltd.
2026-FL3 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/19/43
◊,g
5,900,000 5,874,740
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,g
5,550,000 5,533,719
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,g
5,500,000 5,473,912
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,g
5,150,000 5,151,193

LIMITED DURATION FUND
March 31, 2026
144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
A10 Issuer LLC
2025-FL6 A, 5.14% (1 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
05/15/42
◊,g
4,600,000 $ 4,597,974
Ares Direct Lending CLO 7 LLC
2025-3A A2, 5.38% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/20/38
◊,g
4,300,000 4,300,098
CIFC Funding Ltd.
2015-4A A2R3, 5.09% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 01/17/39
◊,g
4,000,000 3,980,032
STWD LLC
2025-FL4 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,g
3,700,000 3,681,574
Cerberus Loan Funding 53 LLC
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/38
◊,g
3,500,000 3,488,948
AGL CLO 39 Ltd.
2025-39A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,g
3,300,000 3,292,745
STWD Ltd.
2021-FL2 B, 5.59% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.80%) due
04/18/38
◊,g
2,187,000 2,185,665
2021-FL2 AS, 5.24% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.45%) due
04/18/38
◊,g
550,000 549,923
Acore Issuer LLC
2026-FL1 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,g
2,650,000 2,645,735
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,g
2,550,000 2,544,734
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,g
2,300,000 2,291,904
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,g
551,802 551,038
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.7% (continued)
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,g
500,000 $ 501,609
2015-37A SUB due 01/15/31
g,i
448,198 800
Elmwood CLO 38 Ltd.
2025-1A B1, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,g
1,000,000 999,276
Copper River CLO Ltd.
2006-1A INC due 01/20/21
i,j
500,000 50
Total Collateralized Loan Obligations 907,610,533
FINANCIAL - 2 .6%
Station Place Securitization
Trust
2025-SP2, 4.83% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,e,g
28,000,000 28,000,000
2025-SP1, 4.97% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,e,g
10,600,000 10,600,000
2024-SP2, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,e,g
8,775,000 8,775,000
KKR Core Holding Co. LLC
4.00% due 08/12/31
e
14,942,851 13,884,700
Project Onyx I
6.30% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,e
12,017,211 12,002,332
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,e
12,000,000 12,000,000
Strategic Partners Fund VIII, LP
6.23% (WAC) due 03/31/28
◊,e
9,517,061 9,512,846
6.22% (WAC) due 03/31/28
◊,e
1,619,925 1,619,995
HV Eight LLC
5.50% (WAC) due 12/31/27
◊,e
EUR 8,223,852 9,453,611
Atlas SP Partners, LP
due 12/12/30
k
9,450,000 9,450,000
Ceamer Finance LLC
6.17% (WAC) due 12/15/40
◊,e
4,400,000 4,376,213
6.79% due 11/15/39
e
1,972,659 1,996,133
3.69% due 03/24/31
e
1,549,719 1,499,421
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
e,g
7,150,000 7,074,042
Lightning A
5.50% due 03/01/37
e
6,400,000 6,066,201
Thunderbird A
5.50% due 03/01/37
e
6,400,000 6,066,201
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,e
5,173,752 5,136,297

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
FINANCIAL - 2.6% (continued)
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,e
2,515,826 $ 2,516,104
Total Financial 150,029,096
INFRASTRUCTURE - 2 .1%
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
g
19,350,000 18,931,042
Switch ABS Issuer LLC
2025-1A, 5.04% due
03/25/55
g
11,450,000 11,031,440
2024-2A, 5.44% due
06/25/54
g
5,450,000 5,342,301
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
g
15,100,000 14,931,895
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
g
9,250,000 9,130,805
2024-1A, 5.59% due
05/15/54
g
4,000,000 4,028,661
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
g
11,150,000 11,036,131
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
g
11,000,000 10,807,994
SBA Tower Trust
1.63% due 11/15/26
g
5,723,000 5,629,487
1.84% due 04/15/27
g
1,200,000 1,171,137
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
g
6,750,000 6,650,694
Compass Datacenters Issuer
II LLC
2025-1A, 5.32% due
05/25/50
g
5,500,000 5,465,919
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
g
5,050,000 4,946,563
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
g
4,050,000 4,038,462
Blue Stream Issuer LLC
2024-1A, 5.41% due
11/20/54
g
3,610,000 3,642,703
Hotwire Funding LLC
2024-1A, 5.89% due
06/20/54
g
3,580,000 3,621,999
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
g
1,750,000 1,727,269
Total Infrastructure 122,134,502
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
TRANSPORT-AIRCRAFT - 1 .7%
Castlelake Aircraft Structured
Trust
2025-2A, 5.47% due
08/15/50
g
13,220,577 $ 13,215,088
2025-3A, 5.09% due
11/15/50
g
9,055,449 8,938,697
2026-1A, 5.07% due
03/15/51
g
4,650,000 4,564,392
2025-1A, 5.78% due
02/15/50
g
1,904,883 1,918,495
AASET Trust
2024-1A, 6.26% due
05/16/49
g
6,047,581 6,127,513
2021-1A, 2.95% due
11/16/41
g
5,955,724 5,743,905
2025-3A, 5.24% due
02/16/50
g
3,186,836 3,142,961
2025-1A, 5.94% due
02/16/50
g
1,056,961 1,063,260
AASET Ltd.
2025-2A, 5.52% due
02/16/50
g
7,097,675 7,080,170
2024-2A, 5.93% due
09/16/49
g
3,888,030 3,916,669
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
l
6,610,741 6,610,741
MAPS Trust
2026-1A, 5.20% due
01/15/51
g
6,569,389 6,416,999
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
g
4,987,024 5,022,908
Slam Ltd.
2025-1A, 5.81% due
05/15/50
g
4,560,932 4,610,992
ALTDE Trust
2025-1A, 5.90% due
08/15/50
g
4,489,555 4,516,319
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50
g
3,948,190 3,868,386
MAST Ltd.
2026-1A, 5.13% due
02/15/51
g
3,131,250 3,077,938
Phantom Aviation
2026-1A, 5.24% due
01/15/51
g
2,490,324 2,441,422
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
g
2,025,812 1,921,480
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
g
1,086,366 1,080,955
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
g
500,880 498,882
Total Transport-Aircraft 95,778,172

LIMITED DURATION FUND
March 31, 2026
146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
TRANSPORT-CONTAINER - 1 .4%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
g
23,287,500 $ 21,517,799
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
g
13,055,000 13,033,582
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
g
6,704,666 6,300,749
2020-1A, 2.73% due
08/21/45
g
2,301,907 2,219,030
2020-2A, 2.10% due
09/20/45
g
2,302,557 2,168,776
TIF Funding II LLC
2021-1A, 1.65% due
02/20/46
g
10,629,250 9,696,668
CLI Funding VI LLC
2020-3A, 2.07% due
10/18/45
g
7,796,333 7,337,075
2020-1A, 2.08% due
09/18/45
g
891,253 838,015
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
g
7,980,083 8,039,718
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
g
8,400,447 7,787,672
CAL Funding IV Ltd.
2020-1A, 2.22% due
09/25/45
g
1,982,813 1,902,642
Total Transport-Container 80,841,726
WHOLE BUSINESS - 1 .4%
Taco Bell Funding LLC
2021-1A, 1.95% due
08/25/51
g
18,421,875 18,006,777
2025-1A, 4.82% due
08/25/55
g
10,350,000 10,190,987
Subway Funding LLC
2024-1A, 6.03% due
07/30/54
g
8,788,750 8,845,468
2024-3A, 5.25% due
07/30/54
g
7,110,000 7,018,708
SERVPRO Master Issuer LLC
2021-1A, 2.39% due
04/25/51
g
11,525,250 10,952,287
2024-1A, 6.17% due
01/25/54
g
1,176,000 1,204,055
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51
g
8,676,129 8,248,573
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
g
7,742,100 7,493,860
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
g
6,851,250 6,684,112
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
WHOLE BUSINESS - 1.4% (continued)
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
g
1,692,000 $ 1,680,370
Total Whole Business 80,325,197
NET LEASE - 1 .1%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
g
31,366,627 28,552,661
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
g
6,990,583 6,986,894
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.86% due
06/20/51
g
6,784,936 6,387,496
CMFT Net Lease Master Issuer
LLC
2021-1, 2.91% due 07/20/51
g
3,000,000 2,778,420
2021-1, 2.51% due 07/20/51
g
2,500,000 2,318,783
SVC ABS LLC
2026-1A, 5.16% due
03/20/56
g
4,000,000 3,972,808
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
g
5,748,930 3,502,143
CARS-DB4, LP
2020-1A, 3.48% due
02/15/50
g
1,952,083 1,924,817
2020-1A, 3.25% due
02/15/50
g
877,722 819,671
New Economy Assets Phase 1
Sponsor LLC
2021-1, 1.91% due 10/20/61
g
2,500,000 2,098,451
STORE Master Funding LLC
2025-1A, 4.95% due
10/20/55
g
2,094,750 2,053,648
Total Net Lease 61,395,792
SINGLE FAMILY RESIDENCE - 1 .0%
STAR Trust
2025-SFR6, 5.07% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,g
27,000,000 27,000,000
2026-SFR7, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,g
2,350,000 2,350,000
Tricon Residential Trust
2025-SFR1, 4.77% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,g
8,694,995 8,678,692
2025-SFR2, 5.42% due
08/17/44
g
8,091,953 8,032,374
2024-SFR2, 4.75% due
06/17/40
g
4,984,218 4,947,040

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 28.2% (continued)
SINGLE FAMILY RESIDENCE - 1.0% (continued)
2024-SFR1, 4.75% due
04/17/41
g
3,300,000 $ 3,258,528
FirstKey Homes Trust
2021-SFR1, 2.19% due
08/17/38
g
4,000,000 3,954,364
Total Single Family Residence 58,220,998
INSURANCE - 0 .5%
Dogwood State Bank
6.45% due 06/24/32
e
19,568,176 19,617,525
Obra Longevity
8.48% due 06/30/39
e
5,850,000 6,069,594
Total Insurance 25,687,119
COLLATERALIZED DEBT OBLIGATIONS - 0 .4%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
g
24,650,000 23,809,509
UNSECURED CONSUMER LOANS - 0 .2%
GreenSky Home Improvement
Issuer Trust
2025-1A, 5.39% due
03/25/60
g
5,213,000 5,236,190
2025-2A, 5.07% due
06/25/60
g
3,800,000 3,793,524
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
g
2,898,442 2,885,690
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
g
1,560,408 1,553,930
Total Unsecured Consumer Loans 13,469,334
AUTOMOTIVE - 0 .1%
Avis Budget Rental Car Funding
AESOP LLC
2021-1A, 1.38% due
08/20/27
g
4,729,167 4,699,565
2025-1A, 5.24% due
08/20/29
g
2,750,000 2,768,462
Total Automotive 7,468,027
Total Asset-Backed Securities
(Cost $1,643,108,773) 1,626,770,005
CORPORATE BONDS - 28 .2%
FINANCIAL - 15 .0%
AEGON Funding Co. LLC
5.50% due 04/16/27
g
35,000,000 35,307,805
Brighthouse Financial Global
Funding
5.55% due 04/09/27
g
34,500,000 34,721,967
Athene Global Funding
1.73% due 10/02/26
g
14,700,000 14,497,770
5.03% due 07/17/30
g
13,850,000 13,696,300
Barclays plc
4.48% due 11/11/29
m
13,650,000 13,575,120
4.94% due 09/10/30
m
9,150,000 9,197,146
4.52% due 02/24/32
m
5,500,000 5,379,515
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 15.0% (continued)
Societe Generale S.A.
2.80% due 01/19/28
g,m
18,000,000 $ 17,742,273
4.45% due 04/12/30
g,m
10,000,000 9,899,776
Macquarie Group Ltd.
1.63% due 09/23/27
g,m
16,750,000 16,519,097
3.76% due 11/28/28
g,m
7,550,000 7,444,206
Lincoln Financial Global
Funding
4.63% due 08/18/30
g
15,000,000 14,842,659
4.63% due 05/28/28
g
8,750,000 8,751,266
Pershing Square Holdings Ltd.
3.25% due 10/01/31
g
25,600,000 22,981,013
JPMorgan Chase & Co.
1.47% due 09/22/27
m
15,000,000 14,794,731
5.04% due 01/23/28
m
7,600,000 7,638,548
CNO Global Funding
5.88% due 06/04/27
g
13,100,000 13,279,128
4.88% due 12/10/27
g
8,650,000 8,670,169
LPL Holdings, Inc.
5.70% due 05/20/27 14,700,000 14,835,748
4.00% due 03/15/29
g
4,450,000 4,321,307
4.63% due 11/15/27
g
2,000,000 1,985,369
F&G Global Funding
1.75% due 06/30/26
g
14,250,000 14,145,945
4.50% due 01/09/29
g
7,000,000 6,856,695
Nationwide Building Society
2.97% due 02/16/28
g,m
11,300,000 11,143,442
4.65% due 07/14/29
g,m
9,300,000 9,308,391
Jackson National Life Global
Funding
4.70% due 06/05/28
g
13,700,000 13,693,207
5.60% due 04/10/26
g
6,750,000 6,751,540
Fortitude Global Funding
4.63% due 10/06/28
g
17,750,000 17,569,817
American National Group, Inc.
5.00% due 06/15/27 13,075,000 13,003,103
7.00% due 12/01/55
m
4,375,000 4,148,909
Corebridge Global Funding
4.65% due 08/20/27
g
9,500,000 9,507,220
5.75% due 07/02/26
g
7,250,000 7,276,006
Mutual of Omaha Companies,
Global Funding
5.00% due 04/01/30
g
15,000,000 15,094,560
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
g
10,800,000 10,683,171
3.88% due 03/01/31
g
4,100,000 3,783,390
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
g
14,800,000 14,459,327
Protective Life Corp.
4.70% due 01/15/31
g
14,450,000 14,310,782
BPCE S.A.
5.72% due 01/18/30
g,m
8,200,000 8,405,374
4.76% due 01/13/32
g,m
5,925,000 5,842,896
GA Global Funding Trust
4.50% due 09/18/30
g
14,650,000 14,101,383

LIMITED DURATION FUND
March 31, 2026
148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 15.0% (continued)
ABN AMRO Bank N.V.
1.54% due 06/16/27
g,m
14,000,000 $ 13,908,019
CoStar Group, Inc.
2.80% due 07/15/30
g
15,280,000 13,817,538
Mizuho Financial Group, Inc.
4.71% due 07/08/31
m
13,800,000 13,777,196
Blue Owl Capital GP Stakes
IV B
4.88% due 10/30/28
e
13,650,000 13,386,549
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 13,050,000 12,934,199
SLM Corp.
3.13% due 11/02/26 12,096,000 11,984,498
Equitable Financial Life Global
Funding
1.80% due 03/08/28
g
12,000,000 11,375,470
American National Global
Funding
5.25% due 06/03/30
g
11,150,000 11,104,560
Standard Chartered plc
5.69% due 05/14/28
g,m
10,600,000 10,725,372
Morgan Stanley
4.71% due 03/12/32
m
10,150,000 10,081,659
3.77% due 01/24/29
m
361,000 356,164
UWM Holdings LLC
6.25% due 03/15/31
g
11,000,000 10,017,541
6.63% due 02/01/30
g
150,000 141,476
Citigroup, Inc.
4.50% due 09/11/31
m
10,000,000 9,886,340
Cooperatieve Rabobank UA
1.98% due 12/15/27
g,m
10,000,000 9,836,586
TPG Operating Group II, LP
4.88% due 05/15/31 10,000,000 9,807,769
ING Groep N.V.
1.73% due 04/01/27
m
9,800,000 9,800,000
Constellation Global Funding
4.85% due 10/22/30
g
10,000,000 9,799,550
Capital One Financial Corp.
4.49% due 09/11/31
m
9,900,000 9,720,461
Gabx Leasing LLC
4.63% due 04/15/31
g
9,500,000 9,365,235
CBS Studio Center
6.67% due 12/31/26
e
10,000,000 8,951,175
Starwood Property Trust, Inc.
5.25% due 10/15/28
g
9,000,000 8,897,398
Santander UK Group Holdings
plc
4.86% due 09/11/30
m
8,700,000 8,718,922
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/01/29
g
8,700,000 8,553,271
First American Financial Corp.
4.00% due 05/15/30 7,860,000 7,495,832
Iron Mountain, Inc.
4.88% due 09/15/27
g
7,360,000 7,345,795
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 15.0% (continued)
Enstar Group Ltd.
4.95% due 06/01/29 7,300,000 $ 7,269,111
FS KKR Capital Corp.
2.63% due 01/15/27 7,400,000 7,181,587
Apollo Management Holdings,
LP
4.40% due 05/27/26
g
7,115,000 7,114,425
HSBC Holdings plc
5.13% due 03/03/31
m
7,000,000 7,079,104
Citadel Securities Global
Holdings LLC
5.13% due 01/27/32
g
5,100,000 5,059,518
5.50% due 06/18/30
g
1,900,000 1,930,259
OneMain Finance Corp.
3.50% due 01/15/27 7,050,000 6,916,857
Rocket Companies, Inc.
6.13% due 08/01/30
g
6,850,000 6,913,205
Insured Lending 1 Ltd.
6.50% due 02/04/32
e,g
EUR 5,600,000 6,471,920
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,e
6,400,000 6,400,000
NatWest Group plc
4.76% (SOFR + 1.10%) due
05/23/29
◊
6,350,000 6,373,432
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
g
6,600,000 6,150,287
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
g
5,700,000 5,432,890
Evercore, Inc.
5.17% due 07/24/30
e
5,000,000 4,974,103
National Bank of Canada
5.60% due 07/02/27
m
4,650,000 4,663,690
Deloitte LLP
3.46% due 05/07/27
e
4,500,000 4,420,946
UBS AG
4.63% due 02/16/32
m
3,500,000 3,487,955
SBA Communications Corp.
3.13% due 02/01/29 3,472,000 3,289,966
Avilease Capital Ltd.
4.75% due 11/12/30
g
3,225,000 3,138,377
Hunt Companies, Inc.
5.25% due 04/15/29
g
3,250,000 3,048,879
Encore Capital Group, Inc.
6.63% due 04/15/31
g
2,700,000 2,686,500
Blue Owl IV SR SEC A
5.94% due 08/22/45
e
2,678,000 2,613,780
Blue Owl IV SR SEC B
5.94% due 08/22/45
e
2,472,000 2,412,720
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
g
2,550,000 2,386,388

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
FINANCIAL - 15.0% (continued)
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30 1,600,000 $ 1,649,817
Brookfield Finance, Inc.
3.90% due 01/25/28 1,400,000 1,384,630
Brown & Brown, Inc.
4.70% due 06/23/28 1,150,000 1,153,328
AMC East Communities LLC
5.74% due 01/15/28
g
884,625 890,733
Nassau Companies of New York
7.88% due 07/15/30
g
813,000 742,650
Old Republic International Corp.
3.88% due 08/26/26 700,000 699,165
Equinix, Inc.
1.55% due 03/15/28 700,000 662,638
Assurant, Inc.
4.90% due 03/27/28 350,000 351,472
United Wholesale Mortgage
LLC
5.50% due 04/15/29
g
275,000 257,396
Total Financial 867,162,374
CONSUMER, NON-CYCLICAL - 3 .5%
Global Payments, Inc.
2.90% due 05/15/30 28,801,000 26,325,264
4.88% due 11/15/30 14,250,000 13,994,081
3.20% due 08/15/29 2,199,000 2,074,005
Medline Borrower, LP
3.88% due 04/01/29
g
15,260,000 14,761,941
Element Fleet Management
Corp.
5.64% due 03/13/27
g
9,925,000 10,006,876
6.27% due 06/26/26
g
4,400,000 4,411,461
Illumina, Inc.
4.75% due 12/12/30 14,400,000 14,325,769
Avantor Funding, Inc.
4.63% due 07/15/28
g
10,877,000 10,616,098
3.88% due 11/01/29
g
2,950,000 2,767,670
Williams Scotsman, Inc.
4.63% due 08/15/28
g
13,592,000 13,371,137
Laboratory Corp. of America
Holdings
1.55% due 06/01/26 10,571,000 10,521,801
PRA Health Sciences, Inc.
2.88% due 07/15/26
g
10,280,000 10,197,562
Altria Group, Inc.
4.50% due 08/06/30 10,000,000 9,956,790
Block, Inc.
2.75% due 06/01/26 7,750,000 7,714,665
Danone S.A.
2.95% due 11/02/26
g
6,952,000 6,905,221
Valvoline, Inc.
3.63% due 06/15/31
g
7,434,000 6,718,405
U.S. Foods, Inc.
7.25% due 01/15/32
g
5,960,000 6,167,214
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
CONSUMER, NON-CYCLICAL - 3.5% (continued)
Royalty Pharma plc
1.75% due 09/02/27 5,150,000 $ 4,964,737
BAT Capital Corp.
4.70% due 04/02/27 4,220,000 4,229,311
3.56% due 08/15/27 527,000 521,217
Sysco Corp.
4.40% due 07/25/31 4,400,000 4,267,364
DRI Healthcare, LP
5.35% due 03/24/31
e
3,250,000 3,208,390
Tenet Healthcare Corp.
6.75% due 05/15/31 2,650,000 2,708,652
Darling Global Finance BV
4.50% due 07/15/32
g
EUR 2,050,000 2,357,488
Diageo Investment Corp.
5.13% due 08/15/30
d
2,250,000 2,297,232
IQVIA, Inc.
5.00% due 05/15/27
g
2,300,000 2,291,305
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 2,130,000 2,085,545
Triton Container International
Ltd.
2.05% due 04/15/26
g
1,800,000 1,798,075
Smithfield Foods, Inc.
4.25% due 02/01/27
g
350,000 348,298
Total Consumer, Non-cyclical 201,913,574
ENERGY - 2 .2%
Plains All American Pipeline, LP
/ PAA Finance Corp.
4.70% due 01/15/31 14,825,000 14,779,883
MPLX, LP
4.80% due 02/15/31 14,000,000 14,032,037
ONEOK, Inc.
4.95% due 10/15/32 14,000,000 13,886,584
Energy Transfer, LP
6.30% due 01/15/56 9,680,000 9,592,110
Targa Resources Corp.
4.90% due 09/15/30 7,500,000 7,563,367
4.35% due 01/15/29 1,850,000 1,842,251
BP Capital Markets plc
4.88%
m,n
6,280,000 6,199,704
6.13%
m,n
2,675,000 2,698,104
Cheniere Energy Partners, LP
4.50% due 10/01/29 8,700,000 8,661,946
DT Midstream, Inc.
4.13% due 06/15/29
g
8,700,000 8,516,956
Sunoco, LP
4.50% due 10/01/29
g
7,652,000 7,393,993
5.88% due 07/15/27
g
80,000 79,952
HF Sinclair Corp.
5.50% due 09/01/32 5,575,000 5,587,702
Viper Energy Partners LLC
4.90% due 08/01/30 5,500,000 5,496,370

LIMITED DURATION FUND
March 31, 2026
150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
ENERGY - 2.2% (continued)
Venture Global LNG, Inc.
9.50% due 02/01/29
g
4,600,000 $ 4,973,954
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
g
2,800,000 2,879,593
6.50% due 01/15/34
g
2,000,000 2,084,888
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
5.50% due 03/01/30 4,800,000 4,843,850
CVR Energy, Inc.
7.50% due 02/15/31
g
2,940,000 2,961,953
5.75% due 02/15/28
g
1,359,000 1,344,038
Buckeye Partners, LP
3.95% due 12/01/26 920,000 910,737
Sabine Pass Liquefaction LLC
5.00% due 03/15/27 300,000 300,561
Total Energy 126,630,533
CONSUMER, CYCLICAL - 2 .1%
LG Energy Solution Ltd.
5.38% due 07/02/27
g
9,650,000 9,713,934
5.38% due 07/02/29 4,550,000 4,613,122
5.00% due 04/02/29
g
2,900,000 2,903,943
5.25% due 04/02/28
g
1,000,000 1,007,106
Carnival Corp.
5.13% due 05/01/29
g
13,200,000 13,104,717
LG Electronics, Inc.
5.63% due 04/24/27
g
11,000,000 11,128,644
Newell Brands, Inc.
8.50% due 06/01/28
g
5,050,000 5,212,610
6.38% due 05/15/30 3,500,000 3,359,701
6.38% due 09/15/27 1,548,000 1,555,568
Polaris, Inc.
6.95% due 03/15/29 8,700,000 9,111,465
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
g
7,225,000 7,062,286
Vail Resorts, Inc.
5.63% due 07/15/30
g
7,000,000 6,942,093
Choice Hotels International, Inc.
3.70% due 01/15/31 7,350,000 6,897,122
VOC Escrow Ltd.
5.00% due 02/15/28
g
6,850,000 6,821,796
AS Mileage Plan IP Ltd.
5.02% due 10/20/29
g
6,720,000 6,652,068
5.31% due 10/20/31
g
150,000 146,730
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,e
7,018,658 6,532,043
Air Canada
3.88% due 08/15/26
g
4,550,000 4,527,321
Hyatt Hotels Corp.
5.75% due 04/23/30 4,320,000 4,447,158
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 05/15/28
g
3,275,000 3,306,869
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
CONSUMER, CYCLICAL - 2.1% (continued)
American Airlines Class AA
Pass Through Trust
3.35% due 10/15/29 2,079,291 $ 2,009,756
3.00% due 10/15/28 1,290,778 1,250,747
Lithia Motors, Inc.
5.50% due 10/01/30
g
3,000,000 2,939,791
Total Consumer, Cyclical 121,246,590
INDUSTRIAL - 1 .7%
GXO Logistics, Inc.
6.25% due 05/06/29 15,000,000 15,550,199
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
g
14,064,000 14,303,918
TD SYNNEX Corp.
4.30% due 01/17/29 14,400,000 14,239,992
Vontier Corp.
1.80% due 04/01/26 7,050,000 7,050,000
2.40% due 04/01/28 3,900,000 3,738,156
Berry Global, Inc.
4.88% due 07/15/26
g
5,165,000 5,165,545
5.80% due 06/15/31 2,500,000 2,587,788
Graphic Packaging International
LLC
1.51% due 04/15/26
g
6,500,000 6,490,640
Weir Group plc
2.20% due 05/13/26
g
5,410,000 5,391,521
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
g
4,750,000 4,818,974
4.20% due 04/01/27
g
500,000 498,586
Standard Industries, Inc.
4.38% due 07/15/30
g
5,100,000 4,807,081
Jabil, Inc.
1.70% due 04/15/26 3,800,000 3,795,131
TransDigm, Inc.
6.88% due 12/15/30
g
3,420,000 3,504,296
GATX Corp.
3.85% due 03/30/27 2,900,000 2,883,316
3.50% due 03/15/28 200,000 196,250
Enviri Corp.
5.75% due 07/31/27
g
2,425,000 2,419,146
Esab Corp.
5.63% due 04/01/31
g
900,000 906,309
Total Industrial 98,346,848
TECHNOLOGY - 1 .4%
Oracle Corp.
4.45% due 09/26/30 25,825,000 24,887,072
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 22,350,000 22,089,327
3.25% due 02/15/29 810,000 771,397
Salesforce, Inc.
4.65% due 03/15/29 14,060,000 14,089,117
Microchip Technology, Inc.
5.05% due 02/15/30 11,000,000 11,095,204

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
TECHNOLOGY - 1.4% (continued)
SS&C Technologies, Inc.
6.50% due 06/01/32
g
3,000,000 $ 3,000,102
Qorvo, Inc.
3.38% due 04/01/31
g
1,200,000 1,085,378
4.38% due 10/15/29 963,000 941,719
TeamSystem SpA
5.27% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,g
EUR 1,100,000 1,194,950
NCR Voyix Corp.
5.13% due 04/15/29
g
636,000 608,307
MSCI, Inc.
3.88% due 02/15/31
g
379,000 358,267
Total Technology 80,120,840
UTILITIES - 0 .8%
NextEra Energy Capital
Holdings, Inc.
4.69% due 09/01/27 18,200,000 18,287,804
NRG Energy, Inc.
4.45% due 06/15/29
g
9,096,000 8,983,710
Algonquin Power & Utilities
Corp.
5.37% due 06/15/26 8,200,000 8,206,760
Pinnacle West Capital Corp.
4.90% due 05/15/28 4,200,000 4,231,584
PacifiCorp
7.38% due 09/15/55
m
2,750,000 2,627,732
NiSource, Inc.
5.75% due 07/15/56
m
1,175,000 1,157,123
WEC Energy Group, Inc.
5.63% due 05/15/56
m
1,175,000 1,151,300
Southern Co.
3.75% due 09/15/51
m
701,000 694,024
Total Utilities 45,340,037
COMMUNICATIONS - 0 .7%
NTT Finance Corp.
1.16% due 04/03/26
g
7,598,000 7,596,586
4.75% (SOFR + 1.08%) due
07/16/28
◊,g
5,000,000 5,038,401
4.62% due 07/16/28
g
1,600,000 1,606,083
SoftBank Corp.
4.70% due 07/09/30
g
14,000,000 13,910,476
Match Group Holdings II LLC
4.63% due 06/01/28
g
4,775,000 4,668,211
4.13% due 08/01/30
g
1,880,000 1,742,255
Bell Telephone Co. of Canada
or Bell Canada
6.88% due 09/15/55
m
3,360,000 3,398,075
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
2.80% due 04/01/31 3,250,000 2,917,872
Sirius XM Radio LLC
3.13% due 09/01/26
g
190,000 188,792
3.88% due 09/01/31
g
75,000 68,094
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.2% (continued)
COMMUNICATIONS - 0.7% (continued)
CSC Holdings LLC
4.13% due 12/01/30
g
250,000 $ 150,022
AMC Networks, Inc.
4.25% due 02/15/29 6,000 5,055
Total Communications 41,289,922
TRANSPORTATION - 0 .3%
AITX Finco LLC
5.38% due 10/23/30
e
11,500,000 11,455,085
Stolthaven Houston, Inc.
5.88% due 07/17/31
e
4,656,000 4,701,201
Total Transportation 16,156,286
INFRASTRUCTURE - 0 .2%
QTS Project Thunder
5.12% due 08/21/30
e
10,000,000 9,867,246
QTS Good News Facility
6.68% (SOFR + 3.00%) due
10/09/28
◊,e
3,467,056 3,467,056
Total Infrastructure 13,334,302
BASIC MATERIALS - 0 .2%
Compass Minerals International,
Inc.
8.00% due 07/01/30
g
5,498,000 5,689,418
Alumina Pty Ltd.
6.13% due 03/15/30
g
2,442,000 2,491,805
Minerals Technologies, Inc.
5.00% due 07/01/28
g
90,000 88,474
Total Basic Materials 8,269,697
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
e
5,100,000 5,060,861
Total Corporate Bonds
(Cost $1,644,376,610) 1,624,871,864
SENIOR FLOATING RATE INTERESTS - 4 .5%
CONSUMER, CYCLICAL - 1 .4%
SkyMiles IP Ltd.
5.17% (3 Month Term SOFR
+ 1.50%) due 10/20/28
◊
13,566,000 13,608,462
Flutter Financing BV
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 06/04/32
◊
10,917,500 10,781,031
Bombardier Produits Récréatifs,
Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/13/29
◊
4,527,250 4,528,880
5.92% (1 Month Term SOFR
+ 2.25%) due 01/22/31
◊
3,991,337 3,990,698
Allwyn Entertainment Financing
US LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 11/24/32
◊
7,050,000 6,909,000

LIMITED DURATION FUND
March 31, 2026
152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
CONSUMER, CYCLICAL - 1.4% (continued)
Allison Transmission, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
6,650,000 $ 6,666,625
Peer Holding III BV
5.95% (3 Month Term SOFR
+ 2.25%) due 09/25/32
◊
6,000,000 5,940,000
Scientific Games Holdings, LP
5.78% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 5,150,000 5,805,856
Beach Acquisition Bidco LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 06/28/32
◊
3,042,375 3,046,178
5.63% (3 Month EURIBOR +
3.50%) due 09/12/32
◊
EUR 1,600,000 1,819,848
Entain Holdings (Gibraltar) Ltd.
5.95% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
3,920,300 3,912,969
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
2,935,107 2,931,350
Clarios Global, LP
5.14% (1 Month EURIBOR +
3.25%) due 01/28/32
◊
EUR 2,250,000 2,590,834
Aramark Services, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 06/22/30
◊
2,546,624 2,546,624
Six Flags Entertainment Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 05/01/31
◊
2,351,446 2,313,235
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
1,525,086 1,526,992
DK Crown Holdings, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
1,238,120 1,235,805
Total Consumer, Cyclical 80,154,387
FINANCIAL - 1 .1%
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
12,324,941 12,085,468
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
7,246,398 7,250,456
Corpay Technologies Operating
Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 04/28/28
◊
4,740,000 4,735,070
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
2,294,250 2,289,478
Kroll, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,e,o
5,721,329 5,700,729
8.93% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,e
110,000 110,000
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
FINANCIAL - 1.1% (continued)
Asurion LLC
7.90% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
4,974,937 $ 4,911,706
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
4,813,564 4,651,588
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,e
3,480,667 3,480,667
7.50% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,e
880,667 880,667
Outfront Media Capital LLC
5.68% (1 Month Term SOFR
+ 2.00%) due 09/16/32
◊
4,200,000 4,202,646
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
3,923,534 3,893,676
Citco Funding LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
2,244,375 2,233,849
Virtu Financial
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
2,079,000 2,075,528
HarbourVest Partners, LP
5.70% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,e
1,895,250 1,890,512
Starwood Property Mortgage
LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/02/30
◊
1,487,261 1,485,402
Total Financial 61,877,442
ENERGY - 0 .6%
ITT Holdings LLC
5.64% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
10,093,250 10,052,272
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
7,150,471 7,120,296
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
5,950,000 5,936,612
Buckeye Partners, LP
5.42% (1 Month Term SOFR
+ 1.75%) due 11/22/32
◊
5,047,529 5,061,712
Meade Pipeline Co. LLC
5.69% (3 Month Term SOFR
+ 2.00%) due 09/22/32
◊
2,450,000 2,445,909

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
ENERGY - 0.6% (continued)
WhiteWater Matterhorn
Holdings LLC
5.44% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
2,384,025 $ 2,369,125
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
2,263,535 2,256,926
Al GCX Holdings LLC
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
350,000 349,671
Total Energy 35,592,523
INDUSTRIAL - 0 .4%
TransDigm, Inc.
5.91% (1 Month Term SOFR
+ 2.25%) due 03/22/30
◊
6,616,750 6,614,963
Enviri Corp.
6.03% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/09/28
◊
3,981,910 3,965,305
XPO, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 05/24/28
◊
3,885,000 3,887,448
Genesee & Wyoming, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
3,649,589 3,629,443
Owens-Illinois Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 09/30/32
◊
2,992,500 2,957,578
Lernen US Finco LLC
5.87% (6 Month EURIBOR +
3.75%) due 04/25/29
◊
EUR 1,500,000 1,683,884
Brown Group Holding LLC
6.17% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
982,538 983,402
SBA Senior Finance II LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 01/25/31
◊
735,000 737,146
Merlin Buyer, Inc.
due 03/26/33
k
450,000 450,000
Total Industrial 24,909,169
UTILITIES - 0 .3%
Calpine Construction Finance
Co, LP
5.42% (1 Month Term SOFR
+ 1.75%) due 07/31/30
◊
7,100,000 7,098,864
NRG Energy, Inc.
5.42% (3 Month Term SOFR
+ 1.75%) due 04/16/31
◊
6,946,835 6,954,408
Total Utilities 14,053,272
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
CONSUMER, NON-CYCLICAL - 0 .2%
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
4,432,230 $ 4,144,135
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
2,287,766 2,238,923
Lernen US Finco LLC
7.32% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
2,332,419 2,237,186
Upbound Group, Inc.
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/12/32
◊
2,059,626 2,055,342
Option Care Health, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 09/16/32
◊
1,791,000 1,796,606
Concentra Health Services, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/28/31
◊
396,000 396,990
WEX, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/05/32
◊
396,992 393,023
Total Consumer, Non-cyclical 13,262,205
INFRASTRUCTURE - 0 .2%
QTS Good News Facility
6.38% (SOFR + 3.00%) due
10/09/28
◊,e
11,450,000 11,444,540
TECHNOLOGY - 0 .1%
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
2,942,569 2,740,268
World Wide Technology Holding
Co. LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
2,567,565 2,553,135
Datix Bidco, Ltd.
8.97% (6 Month SONIA +
5.00%) due 04/30/31
◊,e
GBP 968,800 1,254,160
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,e
275,000 269,005
Blue Finco SARL
6.95% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
545,875 519,946
Total Technology 7,336,514
BASIC MATERIALS - 0 .1%
Minerals Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/26/31
◊
3,456,250 3,460,570
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
1,749,024 1,751,210
Total Basic Materials 5,211,780

LIMITED DURATION FUND
March 31, 2026
154 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
COMMUNICATIONS - 0 .1%
Zephyr Bidco Ltd.
due 07/20/28
k
EUR 1,000,000 $ 1,107,103
Zayo Group Holdings, Inc.
6.78% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,o
961,916 943,005
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR
+ 3.18%) due 03/02/31
◊
600,000 545,628
Gen Digital, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
495,936 487,570
Charter Communications
Operating LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 12/07/30
◊
99,239 99,098
Total Communications 3,182,404
Total Senior Floating Rate Interests
(Cost $258,040,043) 257,024,236
REPURCHASE AGREEMENTS
p
- 1 .9%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 37,220,720 37,220,720
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 31,017,267 31,017,267
BNP Paribas issued 03/31/26 at
3.65% due 04/01/26 27,915,540 27,915,540
Bank of Montreal issued
03/31/26 at 3.63% due
04/01/26 16,128,979 16,128,979
Total Repurchase Agreements
(Cost $112,282,506) 112,282,506
FOREIGN GOVERNMENT DEBT - 0 .1%
Eagle Funding Luxco SARL
5.50% due 08/17/30
g
7,000,000 7,036,750
Total Foreign Government Debt
(Cost $6,984,321) 7,036,750
U.S. GOVERNMENT SECURITIES - 0 .1%
U.S. Treasury Inflation Indexed
Bonds
1.38% due 07/15/33
d,q
5,536,760 5,411,929
Total U.S. Government Securities
(Cost $5,493,808) 5,411,929
MUNICIPAL BONDS - 0 .0%
CALIFORNIA - 0 .0%
California Public Finance
Authority Revenue Bonds
1.55% due 10/15/26 3,145,000 3,103,475
Total Municipal Bonds
(Cost $3,145,000) 3,103,475
U.S. TREASURY BILLS - 0 .0%
U.S. Treasury Bills
3.64% due 04/07/26
d,r
460,000 459,721
A
A
A
FACE
AMOUNT
~
VALUE
U.S. TREASURY BILLS - 0.0% (continued)
3.62% due 04/21/26
d,r
350,000 $ 349,298
Total U.S. Treasury Bills
(Cost $809,019) 809,019
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $356,142,575) 1,478 406,450
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $353,661,750) 1,469 165,262
Total Listed Options Purchased
(Cost $1,377,392) 571,712
OTC INTEREST RATE SWAPTIONS PURCHASED
s
- 0 .1%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 88,376,000 483,940
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 79,003,000 363,499
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 40,243,000 277,074
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 40,243,000 277,074
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 40,243,000 277,074
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 40,242,000 277,067
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 59,044,000 269,892
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 49,097,000 268,851

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
s
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 49,098,000 $ 224,726
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 49,097,000 224,722
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 59,090,000 219,334
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 38,597,000 177,588
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 29,459,000 161,078
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 29,458,000 161,073
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 29,451,000 134,621
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 29,400,000 109,129
Total OTC Interest Rate Swaptions Purchased
(Cost $4,350,630) 3,906,742
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 5,009,000 1,913
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 2,238,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 22,802,000 —
Total OTC Options Purchased
(Cost $1,174,291) 1,913
Total Investments - 109.9%
(Cost $6,401,622,131) $ 6,343,151,388
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $353,661,750) 1,469 $ (119,356)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $356,142,575) 1,478 (258,650)
Total Listed Options Written
(Premium received $692,196) (378,006)
OTC INTEREST RATE SWAPTIONS WRITTEN
s
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 25,475,000 (25,485)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 25,475,000 (25,486)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 35,665,000 (29,487)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 35,665,000 (29,487)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 40,760,000 (37,168)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 40,760,000 (37,168)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 40,242,000 (91,559)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 40,243,000 (91,561)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 40,243,000 (91,561)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 40,243,000 (91,561)
Total Interest Rate Swaptions (550,523)

LIMITED DURATION FUND
March 31, 2026
156 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
s
- (0.1)% (continued)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 29,451,000 $ (85,528)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 29,400,000 (85,710)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 25,475,000 (104,021)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 25,475,000 (104,021)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 29,458,000 (111,880)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 29,459,000 (111,884)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 38,597,000 (113,034)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 35,665,000 (163,823)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 35,665,000 (163,823)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
s
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 40,760,000 $ (170,953)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 40,760,000 (170,953)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 59,044,000 (171,468)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 59,090,000 (172,265)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 49,097,000 (186,877)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 79,003,000 (229,430)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 88,376,000 (336,384)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 98,195,000 (373,758)
Total Interest Rate Swaptions (2,855,812)
Total OTC Interest Rate Swaptions Written
(Premium received $4,430,184) (3,406,335)
Other Assets & Liabilities, net - (9.8)% (569,513,863)
Total Net Assets - 100.0% $ 5,769,853,184
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Affiliated issuer.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of March 31, 2026.
d
All or a portion of this security is pledged as collateral for futures and swap agreements at March 31, 2026.
e
Value determined based on Level 3 inputs — See Note 4 .
f
Security is an interest-only strip.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $3,581,008,930 (cost $3,615,415,487), or
62.1% of total net assets.
h
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
i
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
j
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost
$800), or less than 0.1% of total net assets - See Note 10 .
k
Security is unsettled at period end and may not have a stated effective rate.
l
Security has no stated coupon.
m
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
n
Perpetual maturity.
o
Payment-in-kind security.
p
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
q
Face amount of security is adjusted for inflation.
r
Rate indicated is the effective yield at the time of purchase.
s
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note Futures Contracts 709 Jun 2026 $ 147,078,726 $ (254,040)
3-Month SOFR Futures Contracts 1,202 Dec 2027 290,267,975 (1,189,399)
$ (1,443,439)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 1,202 Dec 2026 289,576,825 $ 1,584,313
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
Bank of
America
Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
$ 22,423,500
$ (1,235,348) $ (1,575,633) $ 340,285
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 5,085,000
$ (684,052) $ (568,358) $ (115,694)

LIMITED DURATION FUND
March 31, 2026
158 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 5,085,000
$ (356,910) $ (238,682) $ (118,228)
$ (1,040,962) $ (807,040) $ (233,922)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.49% Annually 08/13/34 $ 45,000,000 $ 1,108,917 $ 3,258 $ 1,105,659
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 02/04/27 260,000,000 871,660 400 871,260
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.09% Annually 01/03/27 190,000,000 692,954 292 692,662
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.37% Annually 07/03/27 60,000,000 631,274 108 631,166
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.00% Annually 12/03/26 220,000,000 586,247 285 585,962
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.55% Annually 08/12/34 49,200,000 1,008,051 789,155 218,896
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 10,000,000 156,551 (11,665) 168,216
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.71% Annually 06/03/32 75,000,000 153,149 711 152,438
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.18% Annually 07/30/45 12,500,000 (48,238) 451 (48,689)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.89% Annually 07/30/35 36,500,000 (124,249) (15,615) (108,634)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.11% Annually 12/23/39 17,000,000 (149,600) 444 (150,044)

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 159
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.85% Annually 08/12/26 $ 532,000,000 $ (285,779) $ 288 $ (286,067)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.92% Annually 12/18/34 34,100,000 (309,751) 526 (310,277)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.12% Annually 07/17/40 57,500,000 (419,726) 861 (420,587)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.68% Annually 06/03/27 150,000,000 (577,635) 394 (578,029)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.45% Annually 10/01/26 185,800,000 (674,877) 191 (675,068)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 120,680,000 (961,340) (87,726) (873,614)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.42% Annually 09/02/27 175,000,000 (1,226,402) 130,635 (1,357,037)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.72% Annually 04/02/27 425,000,000 (1,801,295) 680 (1,801,975)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 181,100,000 (3,068,295) 341,062 (3,409,357)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.36% Annually 10/16/30 181,000,000 (6,107,938) (2,691,732) (3,416,206)
$ (10,546,322) $ (1,536,997) $ (9,009,325)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
Bank of America, N.A. EUR Sell 22,446,000 25,992,064 USD 04/14/26 $ 33,420
Bank of America, N.A. GBP Sell 976,000 1,308,697 USD 04/14/26 17,100
The Toronto-Dominion Bank EUR Sell 5,005,000 5,800,246 USD 04/14/26 11,999
The Toronto-Dominion Bank EUR Buy 610,000 704,816 USD 04/14/26 645
$ 63,164

LIMITED DURATION FUND
March 31, 2026
160 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 88,376,000
$ 483,940
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
79,003,000
363,499
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
277,074
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
277,074
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
277,074
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,242,000
277,067
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
59,044,000
269,892
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
49,097,000
268,851
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
49,098,000
224,726
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
49,097,000
224,722
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
59,090,000
219,334
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
38,597,000
177,588
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
29,459,000
161,078
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
29,458,000
161,073
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
29,451,000
134,621
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
29,400,000
109,129
$ 3,906,742

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 25,475,000 $ (25,485)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 25,475,000 (25,486)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 35,665,000 (29,487)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 35,665,000 (29,487)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 40,760,000 (37,168)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 40,760,000 (37,168)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,242,000 (91,559)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (91,561)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (91,561)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (91,561)
$ (550,523)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 29,451,000 (85,528)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 29,400,000 (85,710)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 25,475,000 (104,021)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 25,475,000 (104,021)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 29,458,000 (111,880)

LIMITED DURATION FUND
March 31, 2026
162 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% $ 29,459,000 $ (111,884)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 38,597,000 (113,034)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 35,665,000 (163,823)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 35,665,000 (163,823)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 40,760,000 (170,953)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 40,760,000 (170,953)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 59,044,000 (171,468)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 59,090,000 (172,265)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 49,097,000 (186,877)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 79,003,000 (229,430)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 88,376,000 (336,384)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 98,195,000 (373,758)
$ (2,855,812)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
SOFR — Secured Overnight Financing Rate

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 17,486,437 $ — $ 17,486,437
Warrants — 39 — 39
Mutual Funds 68,890,582 — — 68,890,582
Money Market Funds 24,760,053 — — 24,760,053
Collateralized Mortgage Obligations — 2,543,854,083 46,370,042 2,590,224,125
Asset-Backed Securities — 1,454,354,171 172,415,834 1,626,770,005
Corporate Bonds — 1,530,948,790 93,923,075 1,624,871,865
Senior Floating Rate Interests — 231,993,956 25,030,280 257,024,236
Repurchase Agreements — 112,282,506 — 112,282,506
Foreign Government Debt — 7,036,750 — 7,036,750
U.S. Government Securities — 5,411,929 — 5,411,929
Municipal Bonds — 3,103,475 — 3,103,475
U.S. Treasury Bills — 809,019 — 809,019
Options Purchased 571,712 1,913 — 573,625
Interest Rate Swaptions Purchased — 3,906,742 — 3,906,742
Interest Rate Futures Contracts
a
1,584,313 — — 1,584,313
Credit Default Swap Agreements
a
— 340,285 — 340,285
Interest Rate Swap Agreements
a
— 4,426,259 — 4,426,259
Forward Foreign Currency Exchange Contracts
a
— 63,164 — 63,164
Unfunded Loan Commitments ( Note 9 )
a
— — 38,236 38,236
Total Assets $ 95,806,660 $ 5,916,019,518 $ 337,777,467 $ 6,349,603,645
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 378,006 $ — $ — $ 378,006
Interest Rate Swaptions Written — 3,406,335 — 3,406,335
Interest Rate Futures Contracts
a
1,443,439 — — 1,443,439
Credit Default Swap Agreements
a
— 233,922 — 233,922
Interest Rate Swap Agreements
a
— 13,435,584 — 13,435,584
Unfunded Loan Commitments ( Note 9 )
a
— — 6,387 6,387
Total Liabilities $ 1,821,445 $ 17,075,841 $ 6,387 $ 18,903,673
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 80,874,113
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 47,375,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 26,017,102 Yield Analysis Yield 6.6%-7.5% 7.0%
Asset-Backed Securities 12,000,000 Third Party Pricing Trade Price — —
Asset-Backed Securities 6,149,619 Model Price Purchase Price — —
Collateralized Mortgage
Obligations 43,648,958 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 2,721,084 Third Party Pricing Vendor Price — —
Corporate Bonds 62,100,881
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 12,871,920 Third Party Pricing Broker Quote — —

LIMITED DURATION FUND
March 31, 2026
164 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$7,857,380 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$138,308 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Corporate Bonds $ 12,418,231 Model Price Purchase Price — —
Corporate Bonds 6,532,043 Yield Analysis Yield 6.2% —
Senior Floating Rate Interests 23,139,768 Model Price Purchase Price — —
Senior Floating Rate Interests 1,890,512 Third Party Pricing Broker Quote — —
Unfunded Loan Commitments 38,236 Model Price Purchase Price — —
Total Assets $ 337,777,467
Liabilities:
Unfunded Loan Commitments $ 6,387 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 169,169,599 $ 23,691,777 $ (26,833,219) $ 864 $ 191,973
Corporate Bonds 59,511,784 41,700,700 (5,615,657) 1,076 1,123
Senior Floating Rate Interests 19,162,038 8,597,130 (2,755,499) 1,267 154
Collateralized Mortgage Obligations 194,617 43,861,600 (192,623) — —
Unfunded Loan Commitments 2,148 76,493 (136) (223) 4
Total Assets $ 248,040,186 $ 117,927,700 $ (35,397,134) $ 2,984 $ 193,254
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —

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March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ 1,058,543 $ 5,136,297 $ — $ 172,415,834 $ 1,033,503
Corporate Bonds (1,675,951) — — 93,923,075 (1,675,951)
Senior Floating Rate Interests 25,190 — — 25,030,280 38,401
Collateralized Mortgage Obligations (76,327) 2,721,083 (138,308) 46,370,042 (30,559)
Unfunded Loan Commitments (40,050) — — 38,236 38,591
Total Assets $ (708,595) $ 7,857,380 $ (138,308) $ 337,777,467 $ (596,015)
Liabilities
Unfunded Loan Commitments $ (6,387) $ — $ — $ (6,387) $ (6,387)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69 6.86% 11/01/28 — —
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70 6.14% 11/01/29 — —
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
ATLX Trust 2024-RPL2, 3.85% due 04/25/63 4.85% 10/01/28 — —
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due
01/25/56 5.85% 02/01/30 — —
Barclays Mortgage Loan Trust 2023-NQM1, 6.03% due
01/25/63 7.03% 04/01/27 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
BRAVO Residential Funding Trust 2024-NQM6, 5.66% due
08/01/64 6.66% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due
06/25/65 6.08% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due
11/25/64 6.93% 02/01/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
CIM TRUST 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.38%
due 10/25/55 6.38% 10/01/29 — —
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28 — —
GCAT Trust 2025-NQM1, 5.37% due 11/25/69 6.37% 04/01/29 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —

LIMITED DURATION FUND
March 31, 2026
166 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
JP Morgan Mortgage Trust 2026-VIS1, 5.04% due 06/25/66 6.04% 02/01/30 — —
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due
02/25/64 6.59% 12/01/28 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
SPL1, 4.25% due 02/25/65 5.25% 09/01/29 — —
NYMT Loan Trust 2025-INV2, 5.25% due 10/25/60 6.25% 09/01/29 — —
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60 6.46% 09/01/29 — —
OBX Trust 2025-NQM3, 5.85% due 12/01/64 6.85% 02/01/29 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28 — —
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28 — —
OBX Trust 2025-NQM3, 5.95% due 12/01/64 6.95% 02/01/29 — —
OBX Trust 2024-NQM17, 5.86% due 11/25/64 6.86% 11/01/28 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2024-NQM9, 6.28% due 01/25/64 7.46% 06/01/28 — —
OBX Trust 2024-NQM18, 5.66% due 10/25/64 6.66% 11/01/28 — —
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29 — —
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28 — —
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 9.77% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-3, 6.26% due 05/25/30 9.26% 05/01/28 10.26% 05/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
Saluds Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
SG Residential Mortgage Trust 2026-1, 4.99% due 01/25/66 5.99% 02/01/30 — —
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2025-1, 5.77% due 01/25/70 6.77% 01/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2024-5, 6.45% due 06/25/69 7.45% 06/01/28 — —
Verus Securitization Trust 2025-7, 5.13% due 08/25/70 6.13% 08/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Vista Point Securitization Trust 2024-CES3, 5.68% due
01/25/55 6.68% 12/01/28 — —

LIMITED DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At March 31, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.65% Due 04/01/2026
$ 37,220,720 $ 37,224,473 U.S. Treasury Inflation-
Protected Security 1.25%
Due 04/15/28 $ 1,368,000 $ 1,496,918
U.S. Treasury Note 3.38%
Due 02/29/28 16,545,400 16,452,714
U.S. Treasury Strips 0.00%
Due 11/15/26 12,839,063 12,543,571
U.S. Treasury Strips 0.00%
Due 05/15/27 7,800,000 7,471,932
37,220,720 38,552,463 37,965,135
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
31,017,267 31,020,395 U.S. Treasury Note 4.50%
Due 04/15/27 400 411
U.S. Treasury Strips 0.00%
Due 08/15/26 32,077,538 31,640,418
31,017,267 32,077,938 31,640,829
BNP Paribas 3.65% Due
04/01/2026
27,915,540 27,918,355 U.S. Treasury Note 1.25%
Due 03/31/28 800 761
U.S. Treasury Strips 0.00%
Due 02/15/32 - 08/15/46 26,193,034 13,780,172
U.S. Treasury Strips 0.00%
Due 02/15/45 - 05/15/53 43,385,100 14,695,806
27,915,540 69,578,934 28,476,739
Bank of Montreal 3.63% Due
04/01/2026
16,128,979 16,130,605 U.S. Treasury Bond 2.38%
- 4.50% Due 05/15/38
- 11/15/49 22,129,800 16,453,262
— — —

LIMITED DURATION FUND
March 31, 2026
168 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 34,752,250 $ 756,728 $ — $ — $ (71,023) $ 35,437,955 3,526,165 $ 753,248
Guggenheim Strategy
Fund III 17,657,078 437,873 — — (79,199) 18,015,752 725,272 436,850
Guggenheim Strategy
Fund II 15,146,443 376,941 — — (86,509) 15,436,875 623,964 376,328
$ 67,555,771 $ 1,571,542 $ — $ — $ (236,731) $ 68,890,582 $ 1,566,426

LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $6,221,458,577) $ 6,161,978,300
Investments in affiliated issuers, at value (cost $67,881,048) 68,890,582
Repurchase agreements, at value (cost $112,282,506) 112,282,506
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 38,236
Foreign currency, at value (cost $167,173) 168,617
Cash 142,546,942
Segregated cash due from broker 760,000
Unrealized appreciation on forward foreign currency exchange contracts 63,164
Prepaid expenses 291,976
Receivables:
Investments sold 1,013,149,578
Interest 41,513,501
Fund shares sold 7,923,106
Variation margin on credit default swap agreements 512,718
Due from Investment Adviser 276,511
Foreign tax reclaims 40,925
Variation margin on futures contracts 10,315
Total assets 7,550,446,977
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 6,387
Options written, at value (premiums received $5,122,380) 3,784,341
Unamortized upfront premiums received on OTC swap agreements 807,040
Unrealized depreciation on OTC swap agreements 233,922
Segregated cash due to broker 1,026,730
Payable for:
Investments purchased 1,756,048,851
Fund shares redeemed 12,852,162
Distributions to shareholders 1,953,338
Investment advisory fees 1,841,197
Transfer agent fees 1,478,289
Variation margin on interest rate swap agreements 170,307
Distribution and service fees 149,437
Fund accounting 139,986
Trustees’ fees and expenses* 24,574
Other liabilities 77,232
Total liabilities
1,780,593,793
NET ASSETS $ 5,769,853,184
NET ASSETS CONSIST OF:
Paid-in capital $ 5,952,514,507
Total distributable earnings (loss) (182,661,323)
Net assets $ 5,769,853,184

LIMITED DURATION FUND
170 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 531,757,723
Capital shares outstanding 21,644,954
Net asset value per share $ 24 .57
Maximum offering price per share (Net asset value divided by 97.75%) $ 25 .14
Class C:
Net assets $ 39,587,499
Capital shares outstanding 1,612,671
Net asset value per share $ 24 .55
Class P:
Net assets $ 33,197,670
Capital shares outstanding 1,352,121
Net asset value per share $ 24 .55
Institutional Class:
Net assets $ 4,813,298,614
Capital shares outstanding 195,986,413
Net asset value per share $ 24 .56
Class R6:
Net assets $ 352,011,678
Capital shares outstanding 14,338,750
Net asset value per share $ 24 .55
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 2,581,835
Dividends from securities of affiliated issuers 1,566,426
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$9,399) 136,642,839
Total investment income 140,791,100
EXPENSES:
Investment advisory fees 11,064,805
Distribution and service fees:
Class A 647,729
Class C 212,355
Class P 39,463
Transfer agent fees:
Class A 247,189
Class C 30,893
Class P 22,447
Institutional Class 2,523,642
Class R6 5,257
Administration fees 407,037
Fund accounting fees 139,986
Professional fees 81,741
Trustees’ fees and expenses* 60,112
Line of credit fees 21,383
Custodian fees 17,458
Miscellaneous 90,606
Total expenses 15,612,103
Less:
Expenses reimbursed by Adviser:
Class A (96,436)
Class C (18,548)
Class P (13,302)
Institutional Class (1,153,992)
Expenses waived by Adviser (434,086)
Earnings credits applied (41)
Total waived/reimbursed expenses (1,716,405)
Net expenses 13,895,698
Net investment income 126,895,402

LIMITED DURATION FUND
172 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited) (concluded)
STATEMENT OF OPERATIONS
(Unaudited) (concluded)
Six Months Ended March 31, 2026
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers $ (10,452,795)
Swap agreements 1,712,409
Options purchased (3,756,699)
Options written 3,200,038
Forward foreign currency exchange contracts 856,750
Foreign currency transactions (28,437)
Net realized loss (8,468,734)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (25,891,619)
Investments in affiliated issuers (236,731)
Swap agreements 296,762
Futures contracts 140,874
Options purchased 1,789,163
Options written (313,002)
Forward foreign currency exchange contracts 39,421
Foreign currency translations 65,496
Net change in unrealized appreciation (depreciation) (24,109,636)
Net realized and unrealized loss (32,578,370)
Net increase in net assets resulting from operations $ 94,317,032
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 126,895,402 $ 217,405,786
Net realized gain (loss) on investments (8,468,734) 780,103
Net change in unrealized appreciation (depreciation) on investments (24,109,636) 20,069,931
Net increase in net assets resulting from operations 94,317,032 238,255,820
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (11,133,479) (21,496,656)
Class C (754,237) (1,678,944)
Class P (678,627) (1,205,508)
Institutional Class (107,245,521) (174,584,698)
Class R6 (8,445,612) (16,734,046)
Total distributions to shareholders (128,257,476) (215,699,852)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 130,650,759 236,393,725
Class C 3,629,049 12,416,567
Class P 6,219,439 8,728,673
Institutional Class 1,057,241,049 2,090,146,607
Class R6 9,551,052 51,491,522
Distributions reinvested
Class A 9,521,042 17,528,080
Class C 696,137 1,533,265
Class P 678,627 1,205,486
Institutional Class 97,084,962 156,114,211
Class R6 8,411,371 16,594,998
Cost of shares redeemed
Class A (127,872,133) (187,752,329)
Class C (9,931,077) (19,871,105)
Class P (4,043,609) (9,045,848)
Institutional Class (829,789,985) (1,315,744,104)
Class R6 (42,551,851) (60,647,124)
Net increase from capital share transactions 309,494,832 999,092,624
Net increase in net assets 275,554,388 1,021,648,592
NET ASSETS:
Beginning of period 5,494,298,796 4,472,650,204
End of period $ 5,769,853,184 $ 5,494,298,796

LIMITED DURATION FUND
174 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 5,283,848 9,644,096
Class C 146,839 506,901
Class P 251,606 356,615
Institutional Class 42,788,647 85,254,660
Class R6 386,538 2,102,720
Shares issued from reinvestment of distributions
Class A 385,321 713,981
Class C 28,194 62,519
Class P 27,477 49,129
Institutional Class 3,929,941 6,359,689
Class R6 340,608 676,488
Shares redeemed
Class A (5,172,420) (7,652,952)
Class C (402,211) (810,764)
Class P (163,812) (369,454)
Institutional Class (33,590,799) (53,679,994)
Class R6 (1,720,451) (2,472,316)
Net increase in shares 12,519,326 40,741,318

LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.71 $ 24.62 $ 23.61 $ 23.28 $ 25.42 $ 25.57
Income (loss) from investment operations:
Net investment income (loss)
b
0 .52 1 .02 1 .04 0 .87 0 .42 0 .34
Net gain (loss) on investments (realized and
unrealized) ( 0 .13 ) 0 .08 1 .03 0 .35 ( 2 .04 ) 0 .01
c
Total from investment operations 0 .39 1 .10 2 .07 1 .22 ( 1 .62 ) 0 .35
Less distributions from:
Net investment income ( 0 .53 ) ( 1 .01 ) ( 1 .06 ) ( 0 .89 ) ( 0 .43 ) ( 0 .38 )
Net realized gains — — — — ( 0 .09 ) ( 0 .12 )
Total distributions ( 0 .53 ) ( 1 .01 ) ( 1 .06 ) ( 0 .89 ) ( 0 .52 ) ( 0 .50 )
Net asset value, end of period $ 24.57 $ 24.71 $ 24.62 $ 23.61 $ 23.28 $ 25.42
Total Return
d
1 .59% 4 .59% 8 .96% 5 .31% ( 6 .42 ) % 1 .38%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 531,758 $ 522,581 $ 454,152 $ 392,937 $ 549,667 $ 855,473
Ratios to average net assets:
Net investment income (loss) 4 .25% 4 .18% 4 .33% 3 .70% 1 .69% 1 .32%
Total expenses
e
0 .76% 0 .77% 0 .79% 0 .80% 0 .80% 0 .79%
Net expenses
f
0 .71% 0 .72% 0 .75% 0 .75% 0 .74% 0 .74%
Portfolio turnover rate 23% 49% 42% 28% 23% 80%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .71% 0 .72% 0 .72% 0 .72% 0 .73% 0 .73%
Recoupment of previously waived fees
g
— 0 .01% 0 .01% 0 .01% 0.00%
*
—
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.69 $ 24.61 $ 23.59 $ 23.27 $ 25.41 $ 25.55
Income (loss) from investment operations:
Net investment income (loss)
b
0 .43 0 .84 0 .86 0 .70 0 .24 0 .15
Net gain (loss) on investments (realized and
unrealized) ( 0 .13 ) 0 .07 1 .04 0 .33 ( 2 .04 ) 0 .02
c
Total from investment operations 0 .30 0 .91 1 .90 1 .03 ( 1 .80 ) 0 .17
Less distributions from:
Net investment income ( 0 .44 ) ( 0 .83 ) ( 0 .88 ) ( 0 .71 ) ( 0 .25 ) ( 0 .19 )
Net realized gains — — — — ( 0 .09 ) ( 0 .12 )
Total distributions ( 0 .44 ) ( 0 .83 ) ( 0 .88 ) ( 0 .71 ) ( 0 .34 ) ( 0 .31 )
Net asset value, end of period $ 24.55 $ 24.69 $ 24.61 $ 23.59 $ 23.27 $ 25.41
Total Return
d
1 .21% 3 .78% 8 .20% 4 .48% ( 7 .13 ) % 0 .67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 39,587 $ 45,428 $ 51,214 $ 53,465 $ 62,864 $ 90,205
Ratios to average net assets:
Net investment income (loss) 3 .50% 3 .43% 3 .58% 2 .96% 0 .96% 0 .58%
Total expenses
e
1 .57% 1 .54% 1 .55% 1 .60% 1 .58% 1 .58%
Net expenses
f
1 .46% 1 .47% 1 .50% 1 .50% 1 .49% 1 .49%
Portfolio turnover rate 23% 49% 42% 28% 23% 80%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .46% 1 .47% 1 .47% 1 .48% 1 .48% 1 .48%
Recoupment of previously waived fees
g
— 0.00%
*
0 .01% 0 .01% — —

LIMITED DURATION FUND
176 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.70 $ 24.62 $ 23.61 $ 23.28 $ 25.42 $ 25.57
Income (loss) from investment operations:
Net investment income (loss)
b
0 .52 1 .03 1 .04 0 .87 0 .42 0 .34
Net gain (loss) on investments (realized and
unrealized) ( 0 .14 ) 0 .07 1 .03 0 .35 ( 2 .04 ) 0 .01
c
Total from investment operations 0 .38 1 .10 2 .07 1 .22 ( 1 .62 ) 0 .35
Less distributions from:
Net investment income ( 0 .53 ) ( 1 .02 ) ( 1 .06 ) ( 0 .89 ) ( 0 .43 ) ( 0 .38 )
Net realized gains — — — — ( 0 .09 ) ( 0 .12 )
Total distributions ( 0 .53 ) ( 1 .02 ) ( 1 .06 ) ( 0 .89 ) ( 0 .52 ) ( 0 .50 )
Net asset value, end of period $ 24.55 $ 24.70 $ 24.62 $ 23.61 $ 23.28 $ 25.42
Total Return 1 .54% 4 .55% 8 .96% 5 .31% ( 6 .42 ) % 1 .38%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 33,198 $ 30,545 $ 29,561 $ 54,668 $ 80,735 $ 155,465
Ratios to average net assets:
Net investment income (loss) 4 .24% 4 .18% 4 .32% 3 .69% 1 .67% 1 .33%
Total expenses
e
0 .81% 0 .89% 0 .86% 0 .82% 0 .95% 0 .83%
Net expenses
f
0 .71% 0 .72% 0 .75% 0 .75% 0 .74% 0 .74%
Portfolio turnover rate 23% 49% 42% 28% 23% 80%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .71% 0 .72% 0 .72% 0 .72% 0 .73% 0 .73%
Recoupment of previously waived fees
g
— 0 .01% — 0.00%
*
— —
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.70 $ 24.62 $ 23.60 $ 23.28 $ 25.42 $ 25.56
Income (loss) from investment operations:
Net investment income (loss)
b
0 .55 1 .09 1 .10 0 .93 0 .49 0 .40
Net gain (loss) on investments (realized and
unrealized) ( 0 .13 ) 0 .07 1 .04 0 .34 ( 2 .05 ) 0 .03
c
Total from investment operations 0 .42 1 .16 2 .14 1 .27 ( 1 .56 ) 0 .43
Less distributions from:
Net investment income ( 0 .56 ) ( 1 .08 ) ( 1 .12 ) ( 0 .95 ) ( 0 .49 ) ( 0 .45 )
Net realized gains — — — — ( 0 .09 ) ( 0 .12 )
Total distributions ( 0 .56 ) ( 1 .08 ) ( 1 .12 ) ( 0 .95 ) ( 0 .58 ) ( 0 .57 )
Net asset value, end of period $ 24.56 $ 24.70 $ 24.62 $ 23.60 $ 23.28 $ 25.42
Total Return 1 .71% 4 .81% 9 .28% 5 .53% ( 6 .19 ) % 1 .67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 4,813,299 $ 4,517,149 $ 3,567,952 $ 3,245,439 $ 3,907,125 $ 4,960,578
Ratios to average net assets:
Net investment income (loss) 4 .50% 4 .43% 4 .58% 3 .96% 1 .97% 1 .58%
Total expenses
e
0 .53% 0 .55% 0 .57% 0 .59% 0 .56% 0 .56%
Net expenses
f
0 .46% 0 .47% 0 .50% 0 .50% 0 .49% 0 .49%
Portfolio turnover rate 23% 49% 42% 28% 23% 80%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .46% 0 .47% 0 .47% 0 .47% 0 .48% 0 .48%
Recoupment of previously waived fees
g
— 0.00%
*
0 .01% 0.00%
*
— —

LIMITED DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
Class R6
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.69 $ 24.61 $ 23.59 $ 23.26 $ 25.40 $ 25.55
Income (loss) from investment operations:
Net investment income (loss)
b
0 .56 1 .10 1 .11 1 .00 0 .48 0 .40
Net gain (loss) on investments (realized and
unrealized) ( 0 .13 ) 0 .07 1 .05 0 .29 ( 2 .04 ) 0 .02
c
Total from investment operations 0 .43 1 .17 2 .16 1 .29 ( 1 .56 ) 0 .42
Less distributions from:
Net investment income ( 0 .57 ) ( 1 .09 ) ( 1 .14 ) ( 0 .96 ) ( 0 .49 ) ( 0 .45 )
Net realized gains — — — — ( 0 .09 ) ( 0 .12 )
Total distributions ( 0 .57 ) ( 1 .09 ) ( 1 .14 ) ( 0 .96 ) ( 0 .58 ) ( 0 .57 )
Net asset value, end of period $ 24.55 $ 24.69 $ 24.61 $ 23.59 $ 23.26 $ 25.40
Total Return 1 .74% 4 .87% 9 .33% 5 .60% ( 6 .19 ) % 1 .64%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 352,012 $ 378,595 $ 369,771 $ 308,179 $ 27,499 $ 44,232
Ratios to average net assets:
Net investment income (loss) 4 .56% 4 .48% 4 .63% 4 .22% 1 .94% 1 .58%
Total expenses
e
0 .42% 0 .46% 0 .49% 0 .49% 0 .49% 0 .49%
Net expenses
f
0 .41% 0 .42% 0 .46% 0 .46% 0 .49% 0 .49%
Portfolio turnover rate 23% 49% 42% 28% 23% 80%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .41% 0 .42% 0 .42% 0 .44% 0 .48% 0 .48%
Recoupment of previously waived fees
g
— — 0.00%
*
0 .02% 0 .02% 0 .01%
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Total return does not reflect the impact of any applicable sales charges.
e
Does not include expenses of the underlying funds in which the Fund invests.
f
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
g
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

MACRO OPPORTUNITIES FUND
March 31, 2026
178 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
COMMON STOCKS - 0 .4%
TRANSPORT-AIRCRAFT - 0 .4%
FTAI Aircraft Leasing Offshore
SPV, LP
a,b
28,196,605 $ 29,973,979
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
113,237 1,884,500
Xplore, Inc.*
204,119 146,753
Total Communications 2,031,253
INDUSTRIAL - 0 .0%
API Heat Transfer
Intermediate*
,a
743 955,375
YAK BLOCKER 2 LLC
a
143,212 127,854
BP Holdco LLC*
,a,b
37,539 22,518
Targus, Inc.*
,a
25,546 227
Total Industrial 1,105,974
CONSUMER, CYCLICAL - 0 .0%
SHO Holding I Corp.
a
1,150 903,398
Accuride Corp.*
,a,b
3,399,497 340
Accuride Liquidating Trust*
,a
209 —
Total Consumer, Cyclical 903,738
FINANCIAL - 0 .0%
Checkers Holdings, Inc.*
,a
158,620 631,308
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,c
6,864,930 686
Total Financial 631,994
CONSUMER, NON-CYCLICAL - 0 .0%
WW International, Inc.*
20,023 275,116
Save-A-Lot*
,a
1,053,728 105
Total Consumer, Non-cyclical 275,221
Total Common Stocks
(Cost $35,150,448) 34,922,159
PREFERRED STOCKS - 3 .7%
FINANCIAL - 2 .7%
Goldman Sachs Group, Inc.
4.13% 20,500,000 20,220,849
7.50% 13,600,000 14,247,904
6.13% 4,250,000 4,227,888
6.85% 4,069,000 4,147,585
Bank of America Corp.
6.25% 11,900,000 11,971,674
6.63% 11,550,000 11,841,580
4.38% 9,726,000 9,607,916
6.13% 3,900,000 3,907,169
Citigroup, Inc.
6.88% 14,050,000 14,149,165
6.63% 9,130,000 9,136,850
6.75% 5,600,000 5,597,478
6.25% 111,600 2,750,940
Wells Fargo & Co.
6.13% 20,700,000 20,777,908
6.85% 8,250,000 8,551,991
Bank of New York Mellon Corp.
3.75% 20,550,000 20,088,396
5.95% 1,650,000 1,650,399
JPMorgan Chase & Co.
6.50% 20,000,000 20,522,700
Charles Schwab Corp.
4.00% 18,700,000 17,298,195
A
A
A SHARES VALUE
PREFERRED STOCKS - 3.7% (continued)
FINANCIAL - 2.7% (continued)
Corebridge Financial, Inc.
6.88% 12,503,000 $ 12,740,269
State Street Corp.
6.70% 9,590,000 9,854,041
6.45% 1,100,000 1,116,056
American National Group, Inc.
7.38% 369,000 8,708,400
Jackson Financial, Inc.
8.00% 284,000 7,085,800
CNO Financial Group, Inc.
5.13% due 11/25/60 321,950 5,785,442
Selective Insurance Group, Inc.
4.60% 246,000 3,891,720
Keenova 37,667 3,245,652
Par Health 37,667 207,168
First Republic Bank
4.25%* 803,675 161
4.50%*
,a
238,300 48
Total Financial 253,331,344
GOVERNMENT - 0 .4%
CoBank ACB
4.25% 24,825,000 24,339,031
7.13% 2,500,000 2,571,875
Federal Agricultural Mortgage
Corp.
5.75% 272,820 5,892,912
Total Government 32,803,818
COMMUNICATIONS - 0 .3%
AT&T Mobility II LLC
6.80%
a
27,000 27,723,778
ENERGY - 0 .2%
Venture Global LNG, Inc.
9.00%
d
18,150,000 18,078,238
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 06/01/85 248,975 6,177,070
6.50% due 04/15/86 241,500 6,027,840
Total Utilities 12,204,910
Total Preferred Stocks
(Cost $375,835,340) 344,142,088
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 128,004 256
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,c
1,716,232 172
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,c
762,770 76
Total Warrants
(Cost $296,403) 504

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A SHARES VALUE
RIGHTS - 0 .0%
COMMUNICATIONS - 0 .0%
Xplore, Inc.*
,a
15,561 $ 2
Total Rights
(Cost $—) 2
EXCHANGE-TRADED FUNDS
e
- 0 .2%
SPDR S&P 500 ETF Trust
25,000 16,258,500
Total Exchange-Traded Funds
(Cost $13,079,500) 16,258,500
MUTUAL FUNDS - 3 .5%
Guggenheim Limited Duration
Fund — Class R6
b
5,836,825 143,294,065
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
5,654,312 56,825,839
NAA Risk Managed Real
Estate Fund
1,139,302 37,699,489
NAA Opportunity Fund
1,032,035 34,862,140
Guggenheim Strategy Fund
III
b
1,164,426 28,924,331
Guggenheim Strategy Fund II
b
998,363 24,699,488
Total Mutual Funds
(Cost $321,203,136) 326,305,352
MONEY MARKET FUNDS
e
- 0 .9%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.51%
f
55,112,329 55,112,329
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
f
29,855,615 29,855,615
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
f
2,075,852 2,075,852
Total Money Market Funds
(Cost $87,043,796) 87,043,796
FACE
AMOUNT
~
CORPORATE BONDS - 28 .7%
FINANCIAL - 9 .9%
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,g
EUR 41,750,000 48,250,475
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
d
33,375,000 34,308,031
6.13% due 11/01/32
d
5,000,000 4,944,443
Pershing Square Holdings Ltd.
3.25% due 10/01/31
d
31,500,000 28,277,418
3.25% due 11/15/30 9,480,000 8,710,010
5.50% due 10/28/32
d
2,000,000 1,982,906
Global Atlantic Fin Co.
7.25% due 03/01/56
d,h
26,560,000 25,034,455
7.95% due 10/15/54
d,h
7,671,000 7,386,114
Wilton RE Ltd.
6.00%
d,h,i
27,267,000 26,157,982
American National Group, Inc.
6.00% due 07/15/35 16,275,000 15,866,272
7.00% due 12/01/55
h
7,550,000 7,159,831
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
FINANCIAL - 9.9% (continued)
Liberty Mutual Group, Inc.
4.30% due 02/01/61
d
36,940,000 $ 23,023,865
OneMain Finance Corp.
6.13% due 05/15/30 11,360,000 11,108,273
4.00% due 09/15/30 7,250,000 6,547,352
6.75% due 09/15/33 2,500,000 2,397,131
7.88% due 03/15/30 2,225,000 2,296,149
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
h
20,500,000 21,523,770
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
d
23,000,000 21,432,819
Sherwood Financing plc
7.63% due 12/15/29
d
EUR 16,090,000 18,039,901
7.65% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 2,882,000 3,230,238
Encore Capital Group, Inc.
8.50% due 05/15/30
d
12,100,000 12,793,499
9.25% due 04/01/29
d
4,450,000 4,655,812
6.63% due 04/15/31
d
3,800,000 3,781,000
UWM Holdings LLC
6.25% due 03/15/31
d
16,385,000 14,921,582
6.63% due 02/01/30
d
6,500,000 6,130,617
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
d
11,200,000 10,538,646
6.50% due 10/01/30
d
10,975,000 10,460,696
Equitable Holdings, Inc.
6.70% due 03/28/55
h
20,500,000 20,688,415
FS KKR Capital Corp.
3.25% due 07/15/27 21,000,000 20,173,685
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
d
21,650,000 19,978,146
CBS Studio Center
6.67% due 12/31/26
a
22,000,000 19,692,586
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,a
19,600,000 19,600,000
PennyMac Financial Services,
Inc.
7.13% due 11/15/30
d
9,275,000 9,217,261
6.75% due 02/15/34
d
6,500,000 6,082,950
7.88% due 12/15/29
d
3,675,000 3,759,400
Kennedy-Wilson, Inc.
5.00% due 03/01/31 18,169,000 18,126,192
4.75% due 02/01/30 250,000 248,386
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
d
14,770,000 14,503,366
7.00% due 01/15/31
d
3,475,000 3,504,579
Nationwide Financial Services,
Inc.
6.75% due 05/15/37 18,119,000 17,974,340
Citigroup, Inc.
6.50%
h,i
17,600,000 17,557,304

MACRO OPPORTUNITIES FUND
March 31, 2026
180 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
FINANCIAL - 9.9% (continued)
Kane Bidco Ltd.
5.77% (3 Month EURIBOR +
3.75%) due 07/15/32
◊,d
EUR 7,825,000 $ 9,000,739
7.75% due 07/15/31
d
GBP 4,475,000 5,872,555
Focus Financial Partners LLC
6.75% due 09/15/31
d
14,685,000 14,584,355
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
d
10,950,000 10,805,095
6.20% due 06/18/35
d
2,850,000 2,915,754
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
d,h
13,650,000 13,662,462
Hampton Roads PPV LLC
6.62% due 06/15/53
a,d
16,335,000 13,439,371
Belrose Funding Trust II
6.79% due 05/15/55
d
13,050,000 13,070,592
Allianz SE
6.55%
d,h,i
13,000,000 13,024,258
Hunt Companies, Inc.
5.25% due 04/15/29
d
13,700,000 12,852,197
MetLife, Inc.
5.85% due 03/15/56
h
11,985,000 11,763,180
Reinsurance Group of America,
Inc.
6.38% due 09/15/56
h
7,500,000 7,249,510
6.65% due 09/15/55
h
4,460,000 4,440,146
Nassau Companies of New York
7.88% due 07/15/30
d
11,442,000 10,451,908
Galaxy Bidco Ltd.
8.13% due 12/19/29
d
GBP 7,500,000 10,146,939
Enstar Group Ltd.
7.50% due 04/01/45
d,h
9,650,000 9,916,813
Dai-ichi Life Insurance Co. Ltd.
6.20%
d,h,i
8,150,000 8,198,501
Farmers Insurance Exchange
7.00% due 10/15/64
d,h
7,830,000 7,825,845
Ascot Group Ltd.
6.35% due 06/15/35
d,h
7,450,000 7,601,810
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
d
7,150,000 7,346,682
Iron Mountain, Inc.
4.75% due 01/15/34
d
EUR 6,550,000 7,043,853
Stewart Information Services
Corp.
3.60% due 11/15/31 7,788,000 6,885,161
Rocket Companies, Inc.
6.38% due 08/01/33
d
6,750,000 6,822,522
Grand River Funding Trust II
7.28% due 02/15/56
d
6,400,000 6,694,403
Nippon Life Insurance Co.
6.50% due 04/30/55
d,h
6,450,000 6,650,440
Americo Life, Inc.
3.45% due 04/15/31
d
7,470,000 6,584,983
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
FINANCIAL - 9.9% (continued)
Toronto-Dominion Bank
8.13% due 10/31/82
h
6,300,000 $ 6,499,496
Dyal IV Issuer A
3.65% due 02/22/41
a
7,117,500 6,490,021
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
d
6,075,000 6,302,497
Osaic Holdings, Inc.
6.75% due 08/01/32
d
5,900,000 5,900,737
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/01/33
d
6,325,000 5,786,234
Blue Owl IV SR SEC A
5.94% due 08/22/45
a
5,746,000 5,608,209
CNO Financial Group, Inc.
6.45% due 06/15/34 5,200,000 5,365,707
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
d
5,303,000 5,310,656
Blue Owl IV SR SEC B
5.94% due 08/22/45
a
5,304,000 5,176,808
Blue Owl Capital GP LLC
7.11% due 08/22/43
a
5,000,000 5,058,356
Fortitude Group Holdings LLC
6.25% due 04/01/30
d
4,950,000 5,040,893
Walker & Dunlop, Inc.
6.63% due 04/01/33
d
5,125,000 5,010,614
Bank of Nova Scotia
8.63% due 10/27/82
h
4,650,000 4,833,117
Ryan Specialty LLC
5.88% due 08/01/32
d
4,648,000 4,593,919
United Wholesale Mortgage
LLC
5.75% due 06/15/27
d
4,550,000 4,478,156
Grand River Funding Trust I
6.31% due 02/15/36
d
4,000,000 4,035,343
Sumitomo Life Insurance Co.
5.88% due 09/10/55
d,h
4,000,000 3,913,716
Dyal IV Issuer B
3.65% due 02/22/41
a
3,832,500 3,494,627
Symetra Life Insurance Co.
6.55% due 10/01/55
d
3,250,000 3,256,393
Bank of New York Mellon Corp.
5.63%
h,i
3,225,000 3,158,274
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
d
3,000,000 2,998,256
Rfna, LP
7.88% due 02/15/30
d
3,025,000 2,890,971
Prudential Financial, Inc.
5.13% due 03/01/52
h
2,750,000 2,631,407
Ardonagh Finco Ltd.
6.88% due 02/15/31
d
EUR 2,100,000 2,410,228
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
d
3,184,000 2,352,108

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
FINANCIAL - 9.9% (continued)
Atlas Mara Ltd.
due 12/31/20
a,g,j
1,183,303 $ 1
Total Financial 919,512,715
CONSUMER, CYCLICAL - 3 .3%
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
d
15,216,000 14,316,406
6.50% due 12/15/35
d
9,284,000 9,025,492
Penn Entertainment, Inc.
6.75% due 04/01/31
d
14,210,000 13,801,023
4.13% due 07/01/29
d
9,665,000 9,038,741
Deuce Finco plc
7.00% due 11/20/31
d
GBP 9,150,000 11,924,128
5.65% (3 Month EURIBOR +
3.50%) due 11/20/32
◊,d
EUR 8,450,000 9,741,922
Intralot Capital Luxembourg
S.A.
6.51% (3 Month EURIBOR +
4.50%) due 10/15/31
◊,d
EUR 10,050,000 11,091,695
6.75% due 10/15/31
d
EUR 6,100,000 6,734,023
Motel One GmbH / Muenchen
7.75% due 04/02/31 EUR 11,480,000 13,758,917
Lottomatica Group SpA
4.88% due 01/31/31
d
EUR 10,750,000 12,521,879
Flutter Treasury DAC
6.13% due 06/04/31
d
GBP 9,000,000 11,517,860
AZ Battery Property LLC
6.73% due 02/20/46
a
11,600,000 11,494,270
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
d
11,250,000 10,935,865
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 09/15/32
d
9,750,000 9,797,482
JB Poindexter & Company, Inc.
8.75% due 12/15/31
d
9,275,000 9,400,862
1011778 BC ULC / New Red
Finance, Inc.
4.00% due 10/15/30
d
9,333,000 8,772,322
Essendi S.A.
5.38% due 05/15/30
d
EUR 2,850,000 3,224,457
5.63% due 05/15/32
d
EUR 2,850,000 3,186,405
5.73% (3 Month EURIBOR +
3.75%) due 05/15/32
◊,d
EUR 1,400,000 1,604,535
Newell Brands, Inc.
6.38% due 05/15/30 8,300,000 7,967,291
Versuni Group BV
3.13% due 06/15/28 EUR 7,050,000 7,858,216
Wabash National Corp.
4.50% due 10/15/28
d
8,574,000 7,511,741
Quicktop Holdco AB
6.61% (3 Month EURIBOR +
4.50%) due 03/21/30
◊,d
EUR 6,000,000 7,109,946
Viking Cruises Ltd.
5.88% due 10/15/33
d
7,080,000 6,990,168
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
CONSUMER, CYCLICAL - 3.3% (continued)
TVL Finance plc
5.89% (3 Month EURIBOR +
3.75%, Rate Floor: 3.75%)
due 06/30/30
◊
EUR 6,150,000 $ 6,329,377
Vail Resorts, Inc.
5.63% due 07/15/30
d
6,300,000 6,247,883
New Flyer Holdings, Inc.
9.25% due 07/01/30
d
5,550,000 5,932,066
Asmodee Group AB
4.25% due 12/15/31
d
EUR 5,155,000 5,851,343
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
d
5,450,000 5,436,910
QXO Building Products, Inc.
6.75% due 04/30/32
d
4,875,000 4,972,456
Superior Plus, LP / Superior
General Partner, Inc.
4.50% due 03/15/29
d
4,800,000 4,588,416
NCL Corp. Ltd.
5.88% due 01/15/31
d
2,500,000 2,428,915
6.25% due 09/15/33
d
2,200,000 2,134,744
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
d
4,975,000 4,279,854
Boots Group Finco, LP
5.38% due 08/31/32
d
EUR 1,800,000 2,069,701
7.38% due 08/31/32
d
GBP 1,500,000 1,971,447
Air Canada
4.63% due 08/15/29
d
CAD 5,550,000 3,935,357
Beach Acquisition Bidco LLC
5.25% due 07/15/32
d
EUR 3,450,000 3,824,057
Allwyn Entertainment Financing
UK plc
7.88% due 04/30/29
d
3,052,000 3,119,562
7.25% due 04/30/30 EUR 540,000 644,859
Station Casinos LLC
4.63% due 12/01/31
d
3,800,000 3,548,022
Whirlpool Corp.
4.50% due 06/01/46 3,953,000 2,604,502
4.60% due 05/15/50 990,000 658,293
Wolverine World Wide, Inc.
4.00% due 08/15/29
d
3,229,000 2,988,822
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 02/15/30
d
1,050,000 1,073,625
4.75% due 06/15/31
d
EUR 750,000 851,059
Installed Building Products, Inc.
5.63% due 02/01/34
d
1,900,000 1,854,012
United Airlines, Inc.
4.63% due 04/15/29
d
1,700,000 1,667,911
American Airlines Class AA
Pass Through Trust
3.58% due 01/15/28 624,948 616,197
3.35% due 10/15/29 332,687 321,561
3.65% due 02/15/29 295,100 286,912
3.15% due 02/15/32 283,258 263,766

MACRO OPPORTUNITIES FUND
March 31, 2026
182 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
CONSUMER, CYCLICAL - 3.3% (continued)
Crocs, Inc.
4.13% due 08/15/31
d
1,100,000 $ 989,816
Air Canada Class A Pass-
Through Trust
5.25% due 04/01/29
d
550,379 557,499
Caesars Entertainment, Inc.
6.50% due 02/15/32
d
400,000 395,343
United Airlines, Inc. Class AA
Pass-Through Trust
4.15% due 08/25/31 278,157 272,076
Total Consumer, Cyclical 302,042,009
COMMUNICATIONS - 3 .3%
British Telecommunications plc
4.88% due 11/23/81
d,h
28,200,000 26,881,698
4.25% due 11/23/81
d,h
5,250,000 5,182,482
Rogers Communications, Inc.
7.00% due 04/15/55
h
19,450,000 19,526,614
6.88% due 07/31/56
h
10,050,000 10,088,562
7.13% due 04/15/55
h
2,100,000 2,148,905
TELUS Corp.
6.63% due 06/09/56
h
9,505,000 9,265,086
6.38% due 06/09/56
h
8,180,000 8,098,096
6.63% due 10/15/55
h
7,850,000 7,852,873
7.00% due 10/15/55
h
6,350,000 6,482,391
McGraw-Hill Education, Inc.
8.00% due 08/01/29
d
22,634,000 22,600,420
5.75% due 08/01/28
d
4,600,000 4,548,519
Bell Telephone Co. of Canada
or Bell Canada
6.88% due 09/15/55
h
21,020,000 21,258,199
7.00% due 09/15/55
h
950,000 972,343
AMC Networks, Inc.
10.50% due 07/15/32
d
20,412,269 20,145,360
4.25% due 02/15/29 238,000 200,511
CCO Holdings LLC / CCO
Holdings Capital Corp.
7.00% due 02/01/33
d
10,000,000 10,027,543
4.50% due 06/01/33
d
7,683,000 6,689,000
7.38% due 02/01/36
d
2,650,000 2,638,994
Sunrise FinCo I BV
4.88% due 07/15/31
d
20,200,000 19,231,208
Altice France S.A.
6.50% due 04/15/32
d
10,099,095 9,568,731
6.88% due 07/15/32
d
8,963,423 8,493,098
CSC Holdings LLC
4.13% due 12/01/30
d
20,672,000 12,405,031
4.63% due 12/01/30
d
2,715,000 958,035
Vodafone Group plc
5.13% due 06/04/81
h
16,875,000 13,116,197
Sirius XM Radio LLC
4.13% due 07/01/30
d
8,900,000 8,333,312
3.13% due 09/01/26
d
1,550,000 1,540,143
Virgin Media Finance plc
5.00% due 07/15/30
d
11,400,000 9,341,168
Vmed O2 UK Financing I plc
6.75% due 01/15/33
d
7,800,000 6,968,873
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
COMMUNICATIONS - 3.3% (continued)
Telenet Finance Luxembourg
Notes SARL
5.50% due 03/01/28
d
7,000,000 $ 6,869,240
Paramount Global
5.25% due 04/01/44 6,271,000 3,968,143
5.90% due 10/15/40 2,332,000 1,720,591
4.90% due 08/15/44 1,797,000 1,116,886
Match Group Holdings II LLC
4.13% due 08/01/30
d
2,710,000 2,511,442
6.13% due 09/15/33
d
2,500,000 2,429,534
Cox Communications, Inc.
2.95% due 10/01/50
d
4,709,000 2,538,584
5.80% due 12/15/53
d
2,100,000 1,776,723
Ziggo BV
4.88% due 01/15/30
d
1,685,000 1,573,595
Time Warner Cable LLC
4.50% due 09/15/42 1,085,000 814,779
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 1,191,000 758,178
Zayo Group Holdings, Inc.
9.25% (in-kind rate was
0.50%) due 03/09/30
d,k
451,465 448,819
Total Communications 301,089,906
CONSUMER, NON-CYCLICAL - 2 .5%
Darling Global Finance BV
4.50% due 07/15/32
d
EUR 15,800,000 18,169,909
Post Holdings, Inc.
6.50% due 03/15/36
d
13,950,000 13,661,527
6.25% due 10/15/34
d
1,800,000 1,762,571
Humana, Inc.
6.63% due 09/15/56
h
14,550,000 13,982,326
DaVita, Inc.
4.63% due 06/01/30
d
8,678,000 8,344,029
3.75% due 02/15/31
d
4,892,000 4,485,702
CPI CG, Inc.
10.00% due 07/15/29
d
11,652,000 12,297,055
Herc Holdings, Inc.
5.75% due 03/15/31
d
4,950,000 4,875,092
7.00% due 06/15/30
d
3,390,000 3,476,001
7.25% due 06/15/33
d
2,370,000 2,428,639
6.63% due 06/15/29
d
175,000 177,875
1261229 BC Ltd.
10.00% due 04/15/32
d
9,627,000 9,856,546
Nexture SpA
5.15% (3 Month EURIBOR +
3.13%) due 07/30/32
◊,d
EUR 8,600,000 9,771,365
CompoSecure Holdings LLC
5.63% due 02/01/33
d
9,655,000 9,432,452
Surgery Center Holdings, Inc.
7.25% due 04/15/32
d
9,130,000 8,967,242
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
d
9,400,000 8,825,261

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
CONSUMER, NON-CYCLICAL - 2.5% (continued)
Verisure Holding AB
5.50% due 05/15/30
d
EUR 7,450,000 $ 8,787,304
Cidron Atrium SE
5.65% (3 Month EURIBOR +
3.63%) due 02/15/33
◊,d
EUR 3,725,000 4,208,120
5.63% due 02/15/33
d
EUR 3,700,000 4,062,285
CVS Health Corp.
7.00% due 03/10/55
h
7,770,000 8,007,669
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
d
EUR 7,000,000 7,610,362
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30
d
EUR 3,650,000 4,227,615
7.00% due 05/21/30
d
3,000,000 3,066,111
Tenet Healthcare Corp.
6.75% due 05/15/31 6,924,000 7,077,249
Sammontana Italia SpA
5.77% (3 Month EURIBOR +
3.75%) due 10/15/31
◊,d
EUR 4,900,000 5,650,652
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
4.38% due 02/02/52 6,500,000 4,948,134
Central Garden & Pet Co.
4.13% due 04/30/31
d
5,300,000 4,938,207
CAB SELAS
3.38% due 02/01/28
d
EUR 4,100,000 4,588,132
Carriage Services, Inc.
4.25% due 05/15/29
d
4,805,000 4,564,671
Block, Inc.
6.00% due 08/15/33
d
4,590,000 4,514,189
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 3,550,000 3,833,759
6.13% due 09/30/32 632,000 576,656
Bausch Health Companies, Inc.
4.88% due 06/01/28
d
4,633,000 4,242,484
U.S. Foods, Inc.
6.88% due 09/15/28
d
3,875,000 3,960,467
Williams Scotsman, Inc.
7.38% due 10/01/31
d
2,747,000 2,816,713
Nidda Healthcare Holding
GmbH
5.23% (3 Month EURIBOR +
3.25%) due 10/15/32
◊,d
EUR 1,900,000 2,178,352
TriNet Group, Inc.
7.13% due 08/15/31
d
2,232,000 2,165,940
Upbound Group, Inc.
6.38% due 02/15/29
d
1,450,000 1,405,084
Grifols S.A.
3.88% due 10/15/28 EUR 1,200,000 1,353,330
Altria Group, Inc.
4.45% due 05/06/50 1,670,000 1,304,808
Belron UK Finance plc
4.63% due 10/15/29
d
EUR 700,000 810,041
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
CONSUMER, NON-CYCLICAL - 2.5% (continued)
Acadia Healthcare Company,
Inc.
7.38% due 03/15/33
d
600,000 $ 614,295
Total Consumer, Non-cyclical 232,026,221
UTILITIES - 2 .0%
Southern Co.
6.00% due 04/01/58
h
30,125,000 30,275,984
3.75% due 09/15/51
h
1,138,000 1,126,676
Sierra Pacific Power Co.
6.38% due 09/15/56
h
21,050,000 20,877,984
6.20% due 12/15/55
h
5,950,000 5,787,099
Spire, Inc.
6.45% due 06/01/56
h
18,085,000 18,037,916
6.25% due 06/01/56
h
2,640,000 2,610,558
American Electric Power Co.,
Inc.
6.05% due 03/15/56
h
8,210,000 8,136,724
5.80% due 03/15/56
h
8,210,000 8,109,961
PacifiCorp
7.38% due 09/15/55
h
13,285,000 12,694,334
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30
d
EUR 6,700,000 7,742,798
6.75% due 02/28/30
d
4,800,000 4,853,952
Dominion Energy, Inc.
6.20% due 02/15/56
h
5,725,000 5,674,645
6.00% due 02/15/56
h
3,950,000 3,924,826
AES Corp.
3.95% due 07/15/30
d
7,554,000 7,222,001
2.45% due 01/15/31 2,426,000 2,146,234
Eversource Energy
6.35% due 08/15/56
h
7,875,000 7,768,341
NiSource, Inc.
5.75% due 07/15/56
h
7,325,000 7,213,555
WEC Energy Group, Inc.
5.63% due 05/15/56
h
7,325,000 7,177,254
CMS Energy Corp.
6.50% due 06/01/55
h
6,710,000 6,831,015
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
h
6,676,000 6,801,188
Hope Gas Holdings LLC
6.18% due 09/01/37
a
3,900,000 3,886,745
6.08% due 09/01/35
a
2,600,000 2,595,765
Clearway Energy Operating LLC
5.75% due 01/15/34
d
5,500,000 5,404,853
Total Utilities 186,900,408
ENERGY - 1 .9%
Sunoco, LP
4.63% due 05/01/30
d
20,000,000 19,247,380
7.25% due 05/01/32
d
1,500,000 1,552,003
ITT Holdings LLC
6.50% due 08/01/29
d
19,477,000 18,938,231
CVR Energy, Inc.
7.88% due 02/15/34
d
17,220,000 17,280,348

MACRO OPPORTUNITIES FUND
March 31, 2026
184 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
ENERGY - 1.9% (continued)
5.75% due 02/15/28
d
1,404,000 $ 1,388,543
Occidental Petroleum Corp.
7.95% due 06/15/39 12,735,000 14,924,185
4.50% due 07/15/44 2,850,000 2,243,947
BP Capital Markets plc
4.88%
h,i
13,079,000 12,911,772
6.13%
h,i
4,125,000 4,160,628
Venture Global LNG, Inc.
9.50% due 02/01/29
d
8,700,000 9,407,261
9.88% due 02/01/32
d
3,000,000 3,221,964
Global Partners, LP / GLP
Finance Corp.
6.88% due 01/15/29 7,750,000 7,755,781
8.25% due 01/15/32
d
2,200,000 2,273,590
7.13% due 07/01/33
d
2,120,000 2,137,306
Kinetik Holdings, LP
5.88% due 06/15/30
d
6,100,000 6,122,442
6.63% due 12/15/28
d
4,164,000 4,234,467
TransMontaigne Partners LLC
8.50% due 06/15/30
d
9,500,000 9,603,939
Venture Global Plaquemines
LNG LLC
7.50% due 05/01/33
d
5,640,000 6,199,511
6.50% due 06/15/34
d
2,300,000 2,394,190
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
d
6,550,000 6,873,983
Targa Resources Corp.
6.05% due 05/15/56 4,700,000 4,543,919
Energy Transfer, LP
6.30% due 01/15/56 4,510,000 4,440,938
NuStar Logistics, LP
6.38% due 10/01/30 3,819,000 3,948,835
Phillips 66 Co.
6.20% due 03/15/56
h
1,718,000 1,710,282
5.88% due 03/15/56
h
1,718,000 1,691,814
Venture Global Calcasieu Pass
LLC
3.88% due 11/01/33
d
2,198,000 1,947,640
4.13% due 08/15/31
d
760,000 704,980
3.88% due 08/15/29
d
510,000 484,775
Plains All American Pipeline, LP
/ PAA Finance Corp.
4.70% due 06/15/44 2,450,000 2,070,070
Rockies Express Pipeline LLC
6.88% due 04/15/40
d
1,925,000 1,916,273
ONEOK, Inc.
7.15% due 01/15/51 1,740,000 1,876,380
MPLX, LP
5.65% due 03/01/53 1,390,000 1,269,697
Total Energy 179,477,074
BASIC MATERIALS - 1 .8%
Compass Minerals International,
Inc.
8.00% due 07/01/30
d
20,360,000 21,068,854
WR Grace Holdings LLC
6.63% due 08/15/32
d
16,120,000 15,706,608
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
BASIC MATERIALS - 1.8% (continued)
7.00% due 08/01/33
d
4,385,000 $ 4,258,602
SNF Group SACA
4.50% due 03/15/32
d
EUR 12,500,000 14,656,521
5.63% due 03/31/31
d
3,500,000 3,541,300
Commercial Metals Co.
6.00% due 12/15/35
d
16,008,000 15,781,415
Kaiser Aluminum Corp.
4.50% due 06/01/31
d
13,250,000 12,517,761
Novelis Corp.
6.38% due 08/15/33
d
12,575,000 12,334,726
SK Invictus Intermediate II
SARL
5.00% due 10/30/29
d
11,525,000 11,241,129
Perimeter Holdings LLC
6.25% due 01/15/34
d
10,570,000 10,366,532
Minerals Technologies, Inc.
5.00% due 07/01/28
d
8,060,000 7,923,335
Alcoa Nederland Holding BV
6.13% due 05/15/28
d
7,450,000 7,416,042
Corporation Nacional del Cobre
de Chile
6.78% due 01/13/55
d
6,950,000 7,360,189
Alumina Pty Ltd.
6.38% due 09/15/32
d
6,700,000 6,882,488
Novelis Sheet Ingot GmbH
3.38% due 04/15/29
d
EUR 4,500,000 4,934,822
SCIL IV LLC / SCIL USA
Holdings LLC
9.50% due 07/15/28
d
EUR 3,500,000 4,167,868
Arsenal AIC Parent LLC
8.00% due 10/01/30
d
3,800,000 3,956,434
Dow Chemical Co.
6.90% due 05/15/53 1,950,000 1,990,588
Mirabela Nickel Ltd.
due 06/24/19
a,g,j
1,885,418 4,713
Total Basic Materials 166,109,927
INDUSTRIAL - 1 .8%
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
18,000,000 18,216,366
Great Lakes Dredge & Dock
Corp.
5.25% due 06/01/29
d
17,160,000 17,149,213
AmeriTex HoldCo Intermediate
LLC
7.63% due 08/15/33
d
15,090,000 15,576,607
Biffa Group Holdings Ltd.
5.25% due 06/15/31
d
EUR 6,575,000 7,350,887
7.38% due 06/15/31
d
GBP 5,600,000 7,236,825
Standard Building Solutions,
Inc.
6.25% due 08/01/33
d
12,200,000 12,062,817
New Enterprise Stone & Lime
Company, Inc.
5.25% due 07/15/28
d
5,870,000 5,783,094
9.75% due 07/15/28
d
5,350,000 5,344,583

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
INDUSTRIAL - 1.8% (continued)
XPO, Inc.
6.25% due 06/01/28
d
9,170,000 $ 9,283,415
Atkore, Inc.
4.25% due 06/01/31
d
7,700,000 7,221,660
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 04/01/32
d
7,455,000 7,140,050
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
6.25% due 01/30/31
d
3,325,000 3,296,448
5.00% due 01/30/31
d
EUR 2,900,000 3,251,847
Sealed Air Corp.
6.88% due 07/15/33
d
6,585,000 6,289,891
DAE Funding LLC
4.95% due 01/15/33
d
6,230,000 5,906,868
Enviri Corp.
5.75% due 07/31/27
d
5,885,000 5,870,794
GrafTech Finance, Inc.
4.63% due 12/23/29
d
10,000,000 5,542,838
Builders FirstSource, Inc.
6.75% due 05/15/35
d
3,880,000 3,876,282
6.38% due 06/15/32
d
800,000 798,837
Waste Pro USA, Inc.
7.00% due 02/01/33
d
4,520,000 4,570,854
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
d
6,520,000 4,164,300
TransDigm, Inc.
6.25% due 01/31/34
d
2,865,000 2,896,604
6.88% due 12/15/30
d
770,000 788,979
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 1,900,000 2,235,074
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 02/01/32
d
1,500,000 1,515,685
FedEx Corp.
4.75% due 11/15/45 1,286,000 1,098,308
3.88% due 08/01/42 285,000 225,081
Amsted Industries, Inc.
6.38% due 03/15/33
d
254,000 255,257
Total Industrial 164,949,464
TECHNOLOGY - 1 .6%
AP Grange Holdings LLC
6.50% due 03/20/45
a
43,700,000 45,885,000
5.00% due 03/20/45
a
4,900,000 5,096,000
Fair Isaac Corp.
6.25% due 09/15/34
d
12,550,000 12,343,334
6.00% due 05/15/33
d
10,640,000 10,440,196
TeamSystem SpA
5.27% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,d
EUR 17,700,000 19,227,840
5.52% (3 Month EURIBOR +
3.50%) due 07/31/31
◊
EUR 1,150,000 1,274,437
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.7% (continued)
TECHNOLOGY - 1.6% (continued)
Dye & Durham Ltd.
8.63% due 04/15/29
d
14,745,000 $ 12,341,565
Oracle Corp.
5.20% due 09/26/35 6,900,000 6,472,165
5.88% due 09/26/45 2,750,000 2,372,537
5.95% due 09/26/55 2,750,000 2,313,494
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
d
4,900,000 5,076,863
6.25% due 07/01/33
d
EUR 1,625,000 1,918,215
Xerox Corp.
10.25% due 10/15/30
d
8,800,000 6,600,000
Cloud Software Group, Inc.
6.50% due 03/31/29
d
5,300,000 5,170,523
Capstone Borrower, Inc.
8.00% due 06/15/30
d
5,325,000 5,087,931
SS&C Technologies, Inc.
6.50% due 06/01/32
d
4,500,000 4,500,153
AP Grange Holdings LLC
Deferral
6.50% due 03/20/45
a
3,666,189 3,666,189
Total Technology 149,786,442
TRANSPORTATION - 0 .4%
Terminal Investment Limited
Holding
6.23% due 10/01/40
a
20,000,000 19,868,298
Aitx Finco LLC
6.00% due 10/23/35
a
18,400,000 18,317,443
Total Transportation 38,185,741
INFRASTRUCTURE - 0 .2%
QTS Corp.
5.42% due 08/21/32
a
10,800,000 10,648,935
QTS Good News Facility
6.68% (SOFR + 3.00%) due
10/09/28
◊,a
5,798,613 5,798,613
Total Infrastructure 16,447,548
Total Corporate Bonds
(Cost $2,748,362,758) 2,656,527,455
COLLATERALIZED MORTGAGE OBLIGATIONS - 28 .5%
GOVERNMENT AGENCY - 18 .9%
Uniform MBS 30 Year
5.00% due 06/01/56
l
1,080,490,000 1,063,263,022
5.50% due 06/01/56
l
235,670,000 236,157,092
3.00% due 05/01/56
l
142,250,000 124,809,894
Freddie Mac
5.50% due 02/01/56
m
75,589,738 75,978,819
5.50% due 02/01/53
m
45,027,652 45,911,819
5.50% due 03/01/55 27,240,735 27,428,127
5.00% due 06/01/53 23,832,657 23,726,731
5.00% due 02/01/53 20,760,478 20,677,697
5.00% due 03/01/53 16,357,386 16,204,239
6.00% due 10/01/55 447,396 456,061
Fannie Mae
5.50% due 05/01/55
m
60,621,756 61,041,879
5.00% due 05/01/53 30,193,527 29,928,682

MACRO OPPORTUNITIES FUND
March 31, 2026
186 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
GOVERNMENT AGENCY - 18.9% (continued)
5.00% due 08/01/53 18,863,796 $ 18,692,524
5.00% due 06/01/53 6,677,090 6,619,754
Total Government Agency 1,750,896,340
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8 .4%
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,d
58,171,871 60,778,844
2026-NQM1, 5.40% (WAC)
due 02/25/71
◊,d
49,831,177 49,909,008
2026-NQM1, 5.76% (WAC)
due 02/25/71
◊,d
7,850,018 7,863,038
2026-NQM1, 5.60% (WAC)
due 02/25/71
◊,d
5,233,945 5,242,321
2026-NQM1, 6.61% (WAC)
due 02/25/71
◊,d
5,557,889 5,236,288
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,d
3,226,971 3,231,863
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,d,n
71,700,000 2,460,798
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,d,n
71,700,000 996,204
Morgan Stanley Residential
Mortgage Loan Trust
2026-NQM2, 1.91% (WAC)
due 01/26/71
◊,d,n
251,037,608 11,063,880
2025-NQM10, 1.75% (WAC)
due 11/25/70
◊,d,n
252,640,630 9,873,145
2026-NQM1, 1.83% (WAC)
due 12/25/70
◊,d,n
233,505,004 9,620,523
2026-NQM2, 6.82% (WAC)
due 01/26/71
◊,d
7,849,000 7,286,544
2026-NQM1, 6.79% (WAC)
due 12/25/70
◊,d
7,209,730 6,676,901
2026-NQM2, 6.19% (WAC)
due 01/26/71
◊,d
4,938,000 4,828,733
2026-NQM1, 6.18% (WAC)
due 12/25/70
◊,d
4,210,000 4,094,131
2025-NQM10, 7.01% (WAC)
due 11/25/70
◊,d
2,945,200 2,808,659
2025-NQM10, 6.84% (WAC)
due 11/25/70
◊,d
2,600,000 2,582,154
2025-NQM10, 0.33% (WAC)
due 11/25/70
◊,d,n
252,640,630 2,489,445
2026-NQM2, 0.32% (WAC)
due 01/26/71
◊,d,n
251,037,608 2,488,787
2026-NQM1, 0.32% (WAC)
due 12/25/70
◊,d,n
233,505,004 2,261,146
2025-NQM3, 5.86% (WAC)
due 05/25/70
◊,d
729,773 731,128
GCAT Trust
2025-NQM3, 5.96% due
05/25/70
d,o
18,227,580 18,287,025
2025-NQM4, 5.88% due
06/25/70
d,o
11,156,737 11,181,238
2025-NQM1, 5.83% due
11/25/69
d,o
8,677,642 8,689,574
2022-NQM5, 5.71% due
08/25/67
d,o
6,946,739 6,925,450
2023-NQM2, 6.60% due
11/25/67
d,o
1,963,895 1,956,959
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
PRPM LLC
2025-2, 6.47% due 05/25/30
d,o
14,829,189 $ 14,794,186
2025-6, 5.77% due 08/25/28
d,o
11,760,496 11,735,222
2025-3, 6.26% due 05/25/30
d,o
11,654,949 11,622,106
2026-1, 5.19% due 02/25/31
d
1,666,826 1,649,227
2026-2, 5.09% due 02/25/31
d,o
1,240,594 1,236,651
2025-RCF3, 5.25% due
07/25/55
d,o
200,000 198,945
FIGRE Trust
2026-HE2, 5.55% (WAC) due
01/25/56
◊,d
13,600,000 13,496,467
2025-HE8, 5.46% (WAC) due
11/25/55
◊,d
9,219,527 9,135,354
2024-HE5, 5.70% (WAC) due
10/25/54
◊,d
5,546,460 5,556,150
2024-HE6, 5.97% (WAC) due
12/25/54
◊,d
3,391,006 3,402,971
2025-HE1, 6.03% (WAC) due
01/25/55
◊,d
2,928,265 2,938,672
2024-HE4, 5.25% (WAC) due
09/25/54
◊,d
2,577,075 2,572,308
2024-HE4, 5.30% (WAC) due
09/25/54
◊,d
2,216,912 2,208,975
2025-PF1, 6.11% (WAC) due
06/25/55
◊,d
948,844 954,999
2025-PF1, 5.91% (WAC) due
06/25/55
◊,d
593,028 596,290
Mill City Securities Ltd.
2024-RS1, 4.00% due
11/01/69
d,o
23,164,000 21,812,404
2024-RS2, 3.00% due
08/01/69
d,o
5,527,761 5,243,015
OBX Trust
2024-NQM5, 6.51% due
01/25/64
d
12,495,000 12,535,059
2024-NQM6, 6.92% (WAC)
due 02/25/64
◊,d
6,901,000 6,954,171
2024-NQM4, 6.62% (WAC)
due 01/25/64
◊,d
5,250,000 5,265,753
2025-NQM13, 5.82% due
05/25/65
d,o
1,246,058 1,249,927
Easy Street Mortgage Loan
Trust
2025-RTL2, 5.61% due
10/25/40
d,o
24,450,000 24,475,795
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE2, 4.51% (1 Month
Term SOFR + 0.83%, Rate
Floor: 0.83%) due 04/25/37
◊
21,674,434 7,725,323
2007-HE2, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 04/25/37
◊
16,515,727 5,887,824
2007-HE4, 3.96% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
7,890,840 5,567,929
2007-HE1, 4.25% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.57%) due 01/25/37
◊
6,505,465 2,916,726

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
2007-HE4, 4.04% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
1,733,281 $ 1,009,637
Ameriquest Mortgage Securities
Trust
2006-M3, 3.97% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 10/25/36
◊
17,060,178 9,604,631
2006-M3, 4.03% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 10/25/36
◊
29,734,166 8,946,945
2006-M3, 3.89% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
12,361,041 3,719,698
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 12/25/36
◊
19,027,499 9,691,497
2006-WMC3, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,388,543 5,606,622
2006-HE3, 4.11% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 11/25/36
◊
4,188,201 3,910,928
2006-WMC4, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 12/25/36
◊
2,769,329 1,407,486
Long Beach Mortgage Loan
Trust
2006-6, 4.29% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 07/25/36
◊
12,886,943 5,235,782
2006-8, 4.11% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
15,240,376 3,749,354
2006-1, 4.17% (1 Month Term
SOFR + 0.49%, Rate Floor:
0.38%) due 02/25/36
◊
3,368,137 3,018,802
2006-4, 4.11% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 05/25/36
◊
9,452,619 2,706,287
2006-6, 4.09% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 07/25/36
◊
4,012,838 1,627,770
2006-8, 3.97% (1 Month Term
SOFR + 0.29%, Rate Floor:
0.18%) due 09/25/36
◊
4,129,856 1,012,801
2006-6, 3.99% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 07/25/36
◊
2,322,947 940,510
RALI Series Trust
2006-QO6, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
30,674,403 6,120,724
2007-QO2, 3.94% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 02/25/47
◊
12,616,122 3,657,857
2006-QO8, 4.19% (1 Month
Term SOFR + 0.51%, Rate
Floor: 0.40%) due 10/25/46
◊
2,111,002 2,059,488
2006-QO6, 4.25% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 06/25/46
◊
7,981,062 1,630,770
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
2006-QO6, 4.31% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 06/25/46
◊
5,035,370 $ 1,043,947
2006-QO2, 4.33% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 02/25/46
◊
5,947,913 975,373
2006-QO2, 4.47% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 02/25/46
◊
3,182,638 524,051
2006-QO2, 4.23% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
213,333 34,569
Verus Securitization Trust
2025-2, 5.66% due 03/25/70
d,o
15,237,759 15,251,486
Morgan Stanley ABS Capital I,
Inc. Trust
2006-HE8, 4.01% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 10/25/36
◊
17,346,198 7,512,598
2007-HE2, 4.00% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
7,011,865 3,200,246
2006-HE6, 3.99% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 09/25/36
◊
4,045,056 1,377,201
2007-HE4, 4.02% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 02/25/37
◊
3,525,406 1,092,499
2006-HE4, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
2,019,185 988,765
CAFL Issuer, LP
2025-RRTL2, 5.62% due
11/28/40
d,o
13,500,000 13,515,260
American Home Mortgage
Assets Trust
2006-6, 4.00% (1 Month Term
SOFR + 0.32%, Rate Floor:
0.21%) due 12/25/46
◊
5,879,402 5,269,042
2006-1, 3.98% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.19%) due 05/25/46
◊
4,784,362 4,521,251
2006-3, 4.80% (1 Year CMT
Rate + 0.94%, Rate Floor:
0.94%) due 10/25/46
◊
4,415,938 2,935,628
HOMES Trust
2025-AFC3, 5.34% due
08/25/60
d,o
11,219,476 11,185,981
2025-AFC2, 5.73% due
06/25/60
d,o
1,506,059 1,506,639
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 4.01% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 11/25/36
◊
20,047,393 6,466,178
2006-2, 3.94% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
17,628,788 5,686,326
RCKT Mortgage Trust
2025-CES8, 5.50% (WAC)
due 08/25/55
◊,d
7,550,000 7,558,827

MACRO OPPORTUNITIES FUND
March 31, 2026
188 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
2025-CES7, 5.73% due
07/25/55
d,o
3,156,000 $ 3,173,147
Carrington Mortgage Loan Trust
Series
2005-NC3, 4.84% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 06/25/35
◊
11,000,000 10,515,361
COLT Mortgage Loan Trust
2025-3, 5.71% due 03/25/70
d,o
10,364,178 10,367,730
New Residential Mortgage Loan
Trust
2025-NQM3, 5.99% due
05/25/65
d
9,263,566 9,310,941
GSAMP Trust
2007-NC1, 4.05% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
16,056,416 8,440,492
Master Asset-Backed Securities
Trust
2006-WMC3, 4.11% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 08/25/36
◊
9,402,817 3,190,323
2006-HE3, 3.99% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 08/25/36
◊
8,685,756 2,425,277
2006-HE3, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,302,643 2,039,023
IXIS Real Estate Capital Trust
2007-HE1, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 05/25/37
◊
22,229,483 4,429,542
2007-HE1, 4.02% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 05/25/37
◊
15,749,276 3,137,779
GS Mortgage-Backed Securities
Trust
2025-NQM3, 5.49% due
11/25/65
d,o
4,851,925 4,856,552
2025-HE1, 5.71% (30 Day
Average SOFR + 2.05%,
Rate Floor: 2.05%) due
10/25/55
◊,d
2,600,000 2,614,830
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, 4.04% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.25%) due 03/25/37
◊
8,180,105 7,168,179
LSTAR Securities Investment
Ltd.
2024-1, 7.77% (30 Day
Average SOFR + 4.10%,
Rate Floor: 3.10%) due
01/01/29
◊,d
6,496,019 6,484,267
SG Residential Mortgage Trust
2025-1, 5.35% due 12/25/65
d,o
6,178,870 6,144,418
GSAA Home Equity Trust
2006-3, 4.39% (1 Month Term
SOFR + 0.71%, Rate Floor:
0.60%) due 03/25/36
◊
8,697,746 4,087,836
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
2006-9, 4.27% (1 Month Term
SOFR + 0.59%, Rate Floor:
0.48%) due 06/25/36
◊
6,664,154 $ 1,612,813
2007-7, 4.33% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,a
79,232 77,617
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due
04/25/61
d
5,677,720 5,687,639
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
d
5,536,162 5,539,266
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.66% due
10/25/40
d,o
5,210,000 5,187,097
First NLC Trust
2007-1, 4.07% (1 Month Term
SOFR + 0.39%, Rate Floor:
0.28%) due 08/25/37
◊,d
5,724,527 2,873,094
2007-1, 3.86% (1 Month Term
SOFR + 0.18%, Rate Floor:
0.07%) due 08/25/37
◊,d
4,341,092 2,178,910
BRAVO Residential Funding
Trust
2025-NQM7, 5.81% due
07/25/65
d,o
3,763,732 3,772,958
2025-CES2, 5.19% due
07/26/55
d,o
1,250,000 1,241,156
Argent Securities Trust
2006-W5, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
7,522,591 4,978,036
Alternative Loan Trust
2007-OA7, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 05/25/47
◊
4,962,916 4,629,449
Merrill Lynch Mortgage
Investors Trust
2007-HE2, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 02/25/37
◊
6,412,144 1,759,769
2007-HE2, 4.31% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 02/25/37
◊
4,641,473 1,273,749
2007-HE2, 4.03% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 02/25/37
◊
3,690,448 1,012,888
2007-HE2, 4.63% (1 Month
Term SOFR + 0.95%, Rate
Floor: 0.84%) due 02/25/37
◊
1,501,775 412,056
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
4,569,967 4,358,420
Lehman XS Trust
2006-18N, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/36
◊
2,420,413 2,453,773

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
2006-10N, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 07/25/46
◊
1,752,830 $ 1,736,786
Saluda Grade Alternative
Mortgage Trust
2023-FIG4, 7.12% (WAC) due
11/25/53
◊,d
3,060,258 3,132,395
2025-LOC4, 5.96% (30 Day
Average SOFR + 2.30%)
due 06/25/55
◊,d
1,000,000 1,003,496
ACE Securities Corp. Home
Equity Loan Trust
2007-ASP1, 4.55% (1 Month
Term SOFR + 0.87%, Rate
Floor: 0.76%) due 03/25/37
◊
9,659,144 3,912,666
CIM TRUST
2025-R1, 5.00% due
02/25/99
d,o
3,788,975 3,749,366
ACHM Trust
2025-HE1, 5.92% (WAC) due
03/25/55
◊,d
2,952,979 2,988,218
2025-HE3, 5.45% (WAC) due
11/25/55
◊,d
665,353 658,860
HSI Asset Securitization Corp.
Trust
2007-HE1, 4.17% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 01/25/37
◊
5,139,388 3,646,002
Cross Mortgage Trust
2026-NQM3, 5.48% due
03/25/71
d,o
2,400,000 2,399,508
2025-H6, 5.64% due
07/25/70
d,o
1,199,331 1,198,477
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.70% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
3,094,710 2,703,299
First Franklin Mortgage Loan
Trust
2006-FF16, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 12/25/36
◊
6,492,955 2,522,589
CFMT LLC
2022-HB9, 3.25% (WAC) due
09/25/37
◊,d
2,595,000 2,520,809
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
d,o
1,650,000 1,643,676
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
d,o
1,539,667 1,546,564
Morgan Stanley Mortgage Loan
Trust
2006-9AR, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 08/25/36
◊
7,286,952 1,496,174
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.4% (continued)
Alliance Bancorp Trust
2007-OA1, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
1,590,820 $ 1,427,732
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
d,o
1,400,000 1,396,988
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
d,o
1,000,000 998,835
Towd Point Mortgage Trust
2025-1, 4.81% (WAC) due
06/25/65
◊,d
875,079 867,130
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,d
800,000 747,550
Nomura Resecuritization Trust
2015-4R, 3.66% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,a,d
306,561 302,203
Morgan Stanley Re-REMIC
Trust
2010-R5, 7.07% due
06/26/36
a,d
288,519 290,791
Total Residential Mortgage-Backed Securities 777,924,192
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .9%
BX Trust
2024-VLT4, 6.11% (1 Month
Term SOFR + 2.44%,
Rate Floor: 2.44%) due
06/15/41
◊,d
20,650,000 20,443,500
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,d
3,350,000 3,339,531
BXHPP Trust
2021-FILM, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,d
21,644,000 18,776,170
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 6.68% (1 Month
Term SOFR + 3.00%,
Rate Floor: 2.64%) due
06/15/38
◊,d
15,000,000 11,868,908
SMRT
2022-MINI, 5.62% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,d
10,000,000 9,968,750
GS Mortgage Securities Corp.
Trust
2020-DUNE, 6.44% (1 Month
Term SOFR + 2.76%,
Rate Floor: 2.65%) due
12/15/36
◊,d
5,986,101 5,714,260

MACRO OPPORTUNITIES FUND
March 31, 2026
190 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
(continued)
2020-DUNE, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 1.90%) due
12/15/36
◊,d
2,242,749 $ 2,185,756
MHP
2022-MHIL, 6.28% (1 Month
Term SOFR + 2.61%,
Rate Floor: 2.61%) due
01/15/39
◊,d
7,200,000 7,195,500
BX Commercial Mortgage Trust
2024-AIRC, 6.26% (1 Month
Term SOFR + 2.59%,
Rate Floor: 2.59%) due
08/15/41
◊,d
5,637,133 5,642,417
RWC Commercial Mortgage
Trust
2025-1, 5.26% due 06/25/40
d
1,000,000 994,276
2025-1, 5.76% due 06/25/40
d
300,000 296,676
2025-1, 6.26% due 06/25/40
d
300,000 296,420
MILE Trust
2025-STNE, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/15/42
◊,d
500,000 497,500
Total Commercial Mortgage-Backed Securities 87,219,664
MILITARY HOUSING - 0 .3%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due
10/25/52
◊,d,n
151,803,897 8,525,307
2015-R1, 0.70% (WAC) due
11/25/52
◊,d,n
141,907,736 6,543,749
2015-R1, 0.70% (WAC) due
11/25/55
◊,d,n
60,971,146 3,389,258
Capmark Military Housing Trust
2007-AET2, 6.06% due
10/10/52
a,d
5,292,245 5,054,931
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, 7.15% due
08/10/36
a,d
3,064,200 3,264,195
Total Military Housing 26,777,440
Total Collateralized Mortgage Obligations
(Cost $2,793,236,323) 2,642,817,636
SENIOR FLOATING RATE INTERESTS - 25 .3%
CONSUMER, CYCLICAL - 6 .2%
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
23,331,710 23,356,675
Betclic Everest Group SAS
4.54% (6 Month EURIBOR +
2.50%) due 12/10/31
◊
EUR 13,150,000 14,950,496
due 12/10/31
l
EUR 7,000,000 7,948,327
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
QSRP Finco SARL
5.91% (6 Month EURIBOR +
3.75%) due 06/19/31
◊
EUR 20,150,000 $ 22,685,843
Hunter Douglas, Inc.
5.13% (3 Month EURIBOR +
3.00%) due 01/17/32
◊
EUR 16,400,000 18,713,150
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
3,950,000 3,926,971
Casper Bidco Sasu
5.37% (3 Month EURIBOR +
3.25%) due 03/21/31
◊
EUR 19,346,376 22,151,790
Peer Holding III BV
6.20% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
10,289,750 10,257,646
4.88% (3 Month EURIBOR +
2.75%) due 09/29/32
◊
EUR 5,000,000 5,754,635
6.20% (3 Month Term SOFR
+ 2.50%) due 10/28/30
◊
3,430,000 3,421,425
4.88% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 1,000,000 1,151,008
4.88% (3 Month EURIBOR +
2.75%) due 07/01/31
◊
EUR 1,000,000 1,150,592
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
21,176,122 21,202,592
Scientific Games Corp.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
21,157,799 20,819,909
FR Refuel LLC
8.53% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/08/28
◊
20,826,046 20,409,525
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 02/13/31
◊,a
19,289,955 19,217,060
FCG Acquisitions, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/04/33
◊
18,648,601 18,625,290
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/31
◊
10,000,186 9,687,680
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
8,730,539 8,468,623
Fertitta Entertainment LLC
6.92% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 01/27/29
◊
18,490,100 18,104,211
Allwyn Entertainment Financing
UK Plc
4.89% (1 Month EURIBOR +
3.00%) due 03/29/32
◊
EUR 15,400,000 17,535,263
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
16,463,624 16,381,306

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
NFM & J LLC
9.52% (3 Month Term SOFR +
5.75%, Rate Floor: 1.00%)
due 11/30/27
◊,a
16,270,040 $ 16,063,584
Vista Management Holding, Inc.
7.41% (3 Month Term SOFR
+ 3.75%) due 04/01/31
◊
16,105,499 15,914,327
Tackle SARL
5.14% (1 Month EURIBOR +
3.25%) due 05/22/28
◊
EUR 13,487,022 15,549,542
Clarios Global, LP
5.14% (1 Month EURIBOR +
3.25%) due 01/28/32
◊
EUR 7,400,000 8,520,964
4.89% (1 Month EURIBOR +
3.00%) due 07/16/31
◊
EUR 4,810,000 5,542,963
6.17% (1 Month Term SOFR
+ 2.50%) due 05/06/30
◊
1,155,375 1,150,684
Park River Holdings, Inc.
8.16% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 03/15/31
◊
14,344,788 13,991,619
Elvis UK Holdco Ltd.
5.63% (3 Month EURIBOR +
3.60%) due 10/31/31
◊
EUR 10,600,000 12,247,602
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
12,185,000 12,090,566
LaserAway Intermediate
Holdings II LLC
9.85% (3 Month Term SOFR +
5.75%, Rate Floor: 0.75%)
due 10/14/27
◊
12,001,816 11,896,800
Entain Holdings (Gibraltar) Ltd.
5.95% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
6,782,957 6,770,273
5.64% (3 Month EURIBOR +
3.50%) due 06/30/28
◊
EUR 3,295,850 3,815,832
Sweetwater Borrower LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
10,546,759 10,540,220
Sandy Bidco BV
6.26% (6 Month EURIBOR +
3.85%) due 08/17/29
◊
EUR 9,175,000 9,905,516
TRQ Sales LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 08/13/32
◊
9,465,000 9,151,519
Quimper AB
4.99% (3 Month EURIBOR +
3.00%) due 03/31/30
◊
EUR 7,620,000 8,664,474
Allwyn Entertainment Financing
US LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 11/24/32
◊
6,000,000 5,880,000
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
1,935,782 1,872,870
Gibson Brands, Inc.
8.93% (3 Month Term SOFR +
5.00%, Rate Floor: 0.75%)
due 08/11/28
◊
7,947,250 7,308,609
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
PCI Gaming Authority, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
7,074,000 $ 7,066,431
Scientific Games Holdings, LP
5.78% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 5,640,000 6,358,258
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR
+ 3.25%) due 08/30/32
◊
6,134,625 6,149,962
Shaw Development LLC
9.67% (3 Month Term SOFR
+ 6.00%) due 10/30/29
◊,a
6,042,638 5,714,522
Alterra Mountain Co.
6.17% (1 Month Term SOFR
+ 2.50%) due 08/17/28
◊
3,574,898 3,568,213
6.17% (1 Month Term SOFR
+ 2.50%) due 05/31/30
◊
2,039,750 2,037,200
Grant Thornton Advisors
Holding LLC
5.14% (1 Month EURIBOR +
3.25%) due 09/11/32
◊
EUR 4,800,000 5,415,610
Arcis Golf LLC
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/24/28
◊
5,290,084 5,285,693
SGH2 LLC
8.20% (3 Month Term SOFR
+ 4.50%) due 07/19/32
◊
5,373,000 5,272,256
Accuride Corp.
8.17% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
3.00%) due 03/07/30
◊,a,b,k
2,589,312 4,769,691
United Airlines, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
4,317,663 4,298,795
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
4,295,788 4,290,289
Parts Europe S.A.
5.03% (3 Month EURIBOR +
3.00%) due 02/06/31
◊
EUR 3,550,000 4,096,458
Beach Acquisition Bidco LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 06/28/32
◊
1,935,150 1,937,569
5.63% (3 Month EURIBOR +
3.50%) due 09/12/32
◊
EUR 1,600,000 1,819,848
International Entertainment Jjco
3 Ltd.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/29/32
◊
2,481,297 2,475,094
5.28% (3 Month EURIBOR +
3.25%) due 04/29/32
◊
EUR 1,000,000 1,149,205
Tacala Investment Corp.
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 01/31/31
◊
3,529,923 3,526,146

MACRO OPPORTUNITIES FUND
March 31, 2026
192 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, CYCLICAL - 6.2% (continued)
Motel One GmbH
5.64% (3 Month EURIBOR +
3.63%) due 06/04/32
◊
EUR 3,000,000 $ 3,447,962
Gulfside Supply, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 06/17/31
◊
3,468,778 3,160,924
Openlane, Inc.
6.14% (3 Month Term SOFR
+ 2.50%) due 10/08/32
◊,a
2,493,750 2,490,633
AI Aqua Merger Sub, Inc.
6.41% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/30/28
◊
2,319,199 2,312,311
Evergreen Acqco 1, LP
6.69% (3 Month Term SOFR
+ 3.00%) due 09/13/32
◊
2,281,458 2,282,417
SHO Holding I Corp.
10.46% (3 Month Term SOFR
+ 6.50%, Rate Floor:
1.00%) due 06/30/29
◊,a
1,668,936 1,656,357
10.96% (3 Month Term SOFR
+ 7.00%, Rate Floor:
1.00%) due 06/30/29
◊,a
650,982 572,864
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
1,800,000 1,795,500
Eden SAS
5.38% (3 Month EURIBOR +
3.25%) due 06/22/29
◊
EUR 1,500,000 1,728,141
White Cap Supply Holdings LLC
6.92% (1 Month Term SOFR
+ 3.25%) due 10/19/29
◊
1,283,750 1,231,925
US LBM
7.52% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 06/06/31
◊
492,481 392,695
Total Consumer, Cyclical 579,100,950
CONSUMER, NON-CYCLICAL - 4 .6%
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
29,891,782 27,948,816
Nidda Healthcare Holding
GmbH
5.52% (3 Month EURIBOR +
3.50%) due 12/09/32
◊
EUR 17,347,239 19,985,654
due 12/09/32
l
GBP 1,000,000 1,321,468
Compleat Food Group Holdings
Ltd.
9.35% (3 Month SONIA +
5.50%) due 01/25/28
◊
GBP 15,950,000 20,835,512
Almaviva Development Sasu
6.38% (3 Month EURIBOR +
4.25%) due 04/08/31
◊
EUR 18,500,000 20,743,526
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, NON-CYCLICAL - 4.6% (continued)
Upbound Group, Inc.
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/12/32
◊
19,286,978 $ 19,246,861
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
19,118,520 17,770,282
Inspired Finco Holdings Ltd.
4.89% (1 Month EURIBOR +
3.00%) due 02/28/31
◊
EUR 7,404,208 8,502,192
6.42% (3 Month Term SOFR
+ 2.75%) due 02/28/31
◊
8,100,000 8,074,728
Hopper Merger Sub, Inc.
5.90% due 01/14/33
l
14,850,000 14,664,375
Auxey Midco Ltd.
9.76% (1 Month Term SOFR
+ 6.00%) due 06/29/27
◊
15,664,303 14,458,152
Shilton Bidco Ltd.
5.88% (3 Month EURIBOR +
3.75%) due 01/14/30
◊
EUR 11,800,000 13,522,162
Blue Ribbon LLC
4.92% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,k
14,206,267 8,056,942
7.64% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,a,k
5,635,360 5,297,238
Cube Healthcare Europe Bidco
SAS
5.45% (1 Month EURIBOR +
3.50%) due 10/30/29
◊
EUR 11,400,000 13,179,064
Artisan Newco BV
5.53% (3 Month EURIBOR +
3.50%) due 03/01/32
◊
EUR 11,325,000 12,998,386
Rainbow UK Bidco Ltd.
8.23% (6 Month SONIA +
4.50%) due 02/26/29
◊
GBP 9,750,000 12,862,892
Merative, LP
8.20% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 09/30/32
◊,a
10,965,053 10,965,053
Eagle Bidco Ltd.
5.39% (1 Month EURIBOR +
3.50%) due 02/29/32
◊
EUR 8,950,000 10,318,691
Red Spv LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
10,173,125 10,147,692
IVI America LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 04/09/31
◊
9,919,340 9,968,937
Pacific Dental Services LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 03/15/31
◊
9,776,250 9,776,250

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, NON-CYCLICAL - 4.6% (continued)
Eagle Parent Corp.
7.95% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 04/02/29
◊
8,627,682 $ 8,640,279
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
8,560,247 8,551,686
Boluda Towage SL
5.41% (1 Month EURIBOR +
3.50%) due 01/31/30
◊
EUR 7,215,385 8,342,573
Citrin Cooperman Advisors LLC
6.70% (3 Month Term SOFR
+ 3.00%) due 04/01/32
◊
8,525,582 8,173,902
Lernen US Finco LLC
7.32% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
8,425,635 8,081,617
Florida Food Products LLC
8.76% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/15/30
◊
7,242,282 5,237,112
9.15% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/15/30
◊
2,814,897 2,758,599
Curriculum Associates LLC
8.17% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 05/07/32
◊,a
7,658,416 7,636,756
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR
+ 3.50%) due 12/30/32
◊
6,869,211 6,843,451
Hanger, Inc.
7.17% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
4,999,312 5,008,061
5.79% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
404,179 404,887
Primo Brands Corp.
due 03/18/31
l
4,725,000 4,730,150
Aggreko Holdings, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
4,684,972 4,677,663
Aenova Holding GmbH
5.01% (3 Month EURIBOR +
3.00%) due 08/22/31
◊
EUR 4,000,000 4,618,177
Outcomes Group Holdings, Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 05/06/31
◊
4,274,282 4,269,623
ASP Dream Acquisition
Company LLC
8.02% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
4,354,756 3,995,488
Sapiencia Bidco Slu
due 02/18/33
l
EUR 3,450,000 3,967,787
Celeste Bidco BV
5.53% (3 Month EURIBOR +
3.50%) due 07/20/29
◊
EUR 3,200,000 3,688,994
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, NON-CYCLICAL - 4.6% (continued)
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 03/06/28
◊
12,093,618 $ 3,305,549
Secretariat Advisors LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
3,330,977 3,264,358
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
3,168,000 3,100,363
Amspec Parent LLC
7.20% (3 Month Term SOFR
+ 3.50%) due 12/22/31
◊
2,878,830 2,866,825
Bowtie Germany Bidco GmbH
5.88% (3 Month EURIBOR +
3.75%) due 08/01/31
◊
EUR 2,100,000 2,376,416
Snacking Investments US LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 10/29/32
◊
2,300,000 2,299,034
Anticimex Global AB
6.56% (3 Month Term SOFR
+ 2.90%) due 11/17/31
◊
2,284,321 2,284,801
Imagefirst Holdings LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 03/07/32
◊
2,233,125 2,221,959
Vdk Groep BV
5.14% (1 Month EURIBOR +
3.25%) due 02/23/32
◊
EUR 1,900,000 2,189,945
Congruex Group LLC
5.35% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%)
due 05/03/29
◊,k
2,991,158 2,011,045
Healthchannels Intermediate
Holdco LLC
8.82% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 04/03/27
◊,a
4,746,833 1,898,733
Mamba Purchaser, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 10/14/31
◊
1,885,774 1,886,170
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
2,036,123 1,457,864
Composecure Holdings LLC
5.93% (1 Month Term SOFR
+ 2.25%) due 01/14/33
◊
600,000 597,378
TMF Sapphire Bidco BV
6.40% (3 Month Term SOFR
+ 2.75%) due 05/03/28
◊
567,813 567,529
1261229 BC Ltd.
9.92% (1 Month Term SOFR
+ 6.25%) due 10/08/30
◊
491,288 473,410

MACRO OPPORTUNITIES FUND
March 31, 2026
194 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
CONSUMER, NON-CYCLICAL - 4.6% (continued)
Medical Solutions Holdings, Inc.
7.27% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/01/28
◊
2,183,788 $ 433,111
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%) due 06/30/26
◊,a
624,540 61,906
9.02% (3 Month Term SOFR
+ 2.00%) (in-kind rate was
5.68%) due 06/30/26
◊,a,k
459,424 1
Total Consumer, Non-cyclical 423,568,075
INDUSTRIAL - 4 .4%
Merlin Buyer, Inc.
due 03/26/33
l
22,945,000 22,945,000
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
22,355,354 22,355,354
Proampac PG Borrower LLC
7.78% (1 Month Term SOFR
+ 4.00%) due 03/07/33
◊
19,378,477 18,666,318
due 03/07/33
l
EUR 1,100,000 1,250,612
Azuria Water Solutions, Inc.
due 01/27/33
l
10,470,000 10,352,212
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 05/17/28
◊
9,357,391 9,254,460
Capstone Acquisition Holdings,
Inc.
8.27% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
18,030,558 17,958,261
Michael Baker International LLC
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
17,854,297 17,831,979
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 08/03/29
◊
8,464,868 8,479,682
5.90% (6 Month EURIBOR +
3.75%) due 08/06/29
◊
EUR 7,000,000 8,054,547
STS Operating, Inc.
7.77% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
16,426,940 16,409,856
Quikrete Holdings, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
7,596,342 7,579,934
5.92% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
7,583,400 7,564,442
Dxp Enterprises, Inc.
6.92% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
13,842,867 13,897,685
Engineered Machinery
Holdings, Inc.
5.63% (3 Month EURIBOR +
3.50%) due 11/26/32
◊
EUR 8,000,000 9,208,987
6.95% (3 Month Term SOFR
+ 3.25%) due 11/26/32
◊
4,267,723 4,279,459
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
INDUSTRIAL - 4.4% (continued)
OEP Glass Purchaser LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
13,700,000 $ 13,460,250
Apple Bidco LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/23/31
◊
12,845,456 12,845,456
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
12,468,750 12,519,373
Owens-Illinois Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 09/30/32
◊
12,334,088 12,190,149
Hobbs & Associates LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 07/23/31
◊
12,252,632 12,147,995
Node Acquico GmbH
5.46% (1 Month EURIBOR +
3.50%) due 12/08/32
◊
EUR 9,825,000 11,292,528
Drive Bidco BV
5.53% (3 Month EURIBOR +
3.50%) due 07/23/31
◊
EUR 8,800,000 10,161,719
Talbot Participation SAS
5.13% (3 Month EURIBOR +
3.00%) due 07/07/32
◊
EUR 7,750,000 8,907,682
Holding Socotec
6.38% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 06/02/31
◊
8,863,500 8,846,925
Integrated Power Services
Holdings, Inc.
8.53% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 11/22/28
◊,a
8,167,783 8,152,339
Indicor LLC
5.13% (3 Month EURIBOR +
3.00%) due 11/22/29
◊
EUR 6,451,128 7,450,946
Cube Safety Bidco AB
due 02/14/33
l
EUR 5,850,000 6,694,453
Finco Utilitas BV
5.07% (6 Month EURIBOR +
2.95%) due 09/27/30
◊
EUR 5,350,000 6,144,351
Climater Bidco II
6.13% (3 Month EURIBOR +
4.00%) due 03/19/32
◊,a
EUR 5,250,000 6,082,594
Apave S.A.
5.21% (1 Month EURIBOR +
3.27%) due 12/09/31
◊
EUR 4,850,000 5,629,696
Lernen US Finco LLC
5.87% (6 Month EURIBOR +
3.75%) due 04/25/29
◊
EUR 4,950,000 5,556,817
Tega MC Australia Holdings
Pty Ltd.
due 03/24/33
l
5,425,000 5,384,312
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
5,221,215 4,930,811

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
INDUSTRIAL - 4.4% (continued)
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 08/19/32
◊
4,378,000 $ 4,376,949
Na Rail Hold Co. LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 03/08/32
◊
4,317,375 4,311,978
LSF12 Phoenix Holdco LLC
due 03/05/33
l
4,275,000 4,221,562
Tiger Acquisition LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 08/16/32
◊
4,169,050 4,170,092
Gibraltar Industries, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 02/02/33
◊,a
3,969,231 3,944,423
Savage Enterprises LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 08/05/32
◊
3,622,625 3,618,676
Mannington Mills, Inc.
8.45% (3 Month Term SOFR
+ 4.75%) due 03/25/32
◊,a
3,702,222 3,609,667
TSG Solutions Holding Saca
5.28% (3 Month EURIBOR +
3.25%) due 05/04/32
◊
EUR 3,000,000 3,454,098
Mi Windows & Doors LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 03/28/31
◊
3,538,440 3,249,455
Pro Mach Group, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 10/15/32
◊
2,992,500 2,985,019
Cube A&D Buyer, Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 10/17/31
◊
2,747,319 2,742,731
Brown Group Holding LLC
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 07/01/31
◊
2,609,988 2,611,941
Mahseer Holdings LLC
6.92% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 03/16/33
◊
2,543,103 2,551,063
Ilpea Parent, Inc.
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 06/22/28
◊,a
2,018,212 2,015,689
Fugue Finance LLC
4.80% (3 Month EURIBOR +
2.75%, Rate Floor: 0.50%)
due 01/09/32
◊
EUR 1,700,000 1,947,499
Salas Obrien, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 01/31/33
◊,a
1,682,857 1,678,650
Madison Safety & Flow LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 09/26/31
◊
1,170,300 1,169,575
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
INDUSTRIAL - 4.4% (continued)
API Heat Transfer Thermasys
Corp.
10.46% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,a
773,084 $ 773,084
Ring Container Technologies
Group LLC
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 09/15/32
◊
696,500 689,013
Total Industrial 408,608,348
FINANCIAL - 3 .9%
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/27/28
◊
22,497,980 22,447,360
Kroll, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,a,k
22,075,218 21,995,732
8.93% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,a
410,000 410,000
Ardonagh Midco 3 Ltd.
5.77% (6 Month EURIBOR +
3.63%) due 02/15/31
◊
EUR 13,600,000 15,595,238
6.37% (6 Month Term SOFR
+ 2.75%) due 02/15/31
◊
6,710,762 6,547,221
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
22,360,927 22,058,160
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
20,722,934 20,476,952
Higginbotham Insurance
Agency, Inc.
8.17% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 06/11/31
◊,a
20,516,270 20,464,980
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
18,840,000 18,632,006
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
15,119,750 14,946,931
7.90% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
1,786,500 1,763,794
8.02% (1 Month Term SOFR
+ 4.25%) due 08/19/28
◊
73,242 73,137
Cliffwater LLC
8.42% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 04/22/32
◊,a
14,473,800 14,431,761
Blackhawk Network Holdings,
Inc.
7.17% (1 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 03/12/29
◊
14,454,171 14,248,199

MACRO OPPORTUNITIES FUND
March 31, 2026
196 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
FINANCIAL - 3.9% (continued)
Nexus Buyer LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 07/31/31
◊
10,522,586 $ 10,096,948
7.67% (1 Month Term SOFR
+ 4.00%) due 07/31/31
◊
3,134,250 3,028,908
Eisner Advisory Group
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 02/28/31
◊
13,049,468 12,391,514
PHM Group Holding Oy
5.53% (3 Month EURIBOR +
3.50%) due 04/22/32
◊
EUR 10,000,000 11,406,875
Cegid Group
4.64% (1 Month EURIBOR +
2.75%) due 01/31/30
◊
EUR 10,000,000 10,958,463
Cervantes Bidco SL
5.02% (3 Month EURIBOR +
3.00%) due 12/03/31
◊
EUR 8,100,000 9,316,704
Galaxy Bidco Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 7,500,000 8,667,750
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
7,923,128 7,656,515
Corelogic, Inc.
7.28% (1 Month Term SOFR +
3.50%, Rate Floor: 1.50%)
due 06/02/28
◊
7,557,432 7,212,662
CFC US 2025 LLC
7.16% (3 Month Term SOFR
+ 3.50%) due 05/29/32
◊
6,573,525 6,261,283
Pex Holdings LLC
6.45% (3 Month Term SOFR
+ 2.75%) due 11/26/31
◊
6,237,000 6,153,861
Dione Bidco Ltd.
due 12/10/32
l
EUR 5,300,000 6,099,668
Cross Financial Corp.
6.42% (1 Month Term SOFR
+ 2.75%) due 10/31/31
◊
5,770,155 5,719,666
Chrysaor Bidco SARL
6.90% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 10/30/31
◊
5,532,658 5,518,826
GTCR Everest Borrower LLC
6.20% (3 Month Term SOFR
+ 2.50%) due 09/05/31
◊
4,911,495 4,872,400
Orion Advisor Solutions, Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 09/24/30
◊
4,800,555 4,706,560
IMC Global Holdings LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 06/18/32
◊
4,581,161 4,586,887
Amwins Group, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
4,246,250 4,213,639
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
FINANCIAL - 3.9% (continued)
Admiral Bidco GmbH
due 09/29/32
l
EUR 3,300,000 $ 3,792,376
due 09/29/32
l
EUR 200,000 229,841
Starwood Property Mortgage
LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 09/24/32
◊
3,980,000 3,980,000
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR
+ 4.00%) due 01/27/33
◊
3,800,000 3,701,846
OEG Borrower LLC
7.19% (3 Month Term SOFR
+ 3.50%) due 06/30/31
◊
3,378,550 3,384,192
Citco Funding LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
3,391,500 3,375,594
Pioneer Acquisitionco LLC
6.96% (3 Month Term SOFR
+ 3.25%) due 10/27/32
◊
3,050,000 3,058,906
Kestra Advisor Services
Holdings A, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 03/22/31
◊
2,935,139 2,911,100
Ascensus Group Holdings
6.67% (1 Month Term SOFR
+ 3.00%) due 11/25/32
◊
2,359,412 2,318,853
Eagle Point Holdings Borrower
LLC
7.50% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
1,050,000 1,050,000
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
1,050,000 1,050,000
Osaic Holdings, Inc.
6.20% (3 Month Term SOFR
+ 2.50%) due 07/30/32
◊
1,500,000 1,470,570
Virtu Financial
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
1,237,500 1,235,433
Jones Deslauriers Insurance
Management, Inc.
6.66% (3 Month Term SOFR
+ 3.00%) due 02/02/33
◊
1,150,000 1,115,500
EP Wealth Advisors, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 10/18/32
◊
1,000,000 1,000,000
Diot-Siaci Bidco
due 07/26/32
l
EUR 200,000 228,339
Total Financial 356,863,150
TECHNOLOGY - 3 .6%
Sitecore Holding III AS
10.34% (6 Month Term SOFR
+ 6.50%, Rate Floor:
0.50%) due 03/12/29
◊,a
15,345,682 14,346,678
8.66% (6 Month EURIBOR +
6.50%) due 03/12/29
◊,a
EUR 10,635,108 11,490,851

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
TECHNOLOGY - 3.6% (continued)
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
22,912,266 $ 21,337,047
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
21,949,227 19,638,413
Datix Bidco, Ltd.
8.97% (6 Month SONIA +
5.00%) due 04/30/31
◊,a
GBP 12,072,000 15,627,806
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,a
3,430,000 3,355,226
Visma AS
5.82% (6 Month EURIBOR +
3.70%) due 12/05/28
◊,a
EUR 16,296,596 18,645,636
DS Admiral Bidco LLC
7.95% (3 Month Term SOFR
+ 4.25%) due 06/26/31
◊
19,673,166 18,406,805
Zodiac Purchaser LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 02/14/32
◊
18,868,903 17,335,805
Leia Finco US LLC
6.90% (3 Month Term SOFR
+ 3.25%) due 10/09/31
◊
17,526,159 16,739,760
Boxer Parent Co., Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 07/30/31
◊
14,055,662 12,997,130
5.53% (3 Month EURIBOR +
3.50%) due 07/30/31
◊
EUR 3,278,053 3,612,814
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
16,476,784 16,064,864
Capstone Borrower, Inc.
6.45% (3 Month Term SOFR
+ 2.75%) due 06/17/30
◊
16,756,918 15,902,315
Cloud Software Group, Inc.
6.95% (3 Month Term SOFR
+ 3.25%) due 03/24/31
◊
15,535,965 14,184,336
Precise Bidco BV
5.15% (3 Month EURIBOR +
3.00%) due 11/15/30
◊
EUR 11,400,000 12,684,739
Blue Finco SARL
5.63% (3 Month EURIBOR +
3.50%) due 09/30/29
◊
EUR 7,500,000 8,246,411
6.95% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
4,515,875 4,301,371
Cegid Group
4.64% (1 Month EURIBOR +
2.75%) due 07/10/28
◊
EUR 10,785,863 12,000,144
Pushpay USA, Inc.
7.45% (3 Month Term SOFR
+ 3.75%) due 08/15/31
◊
10,824,837 10,500,092
Kerridge Commercial Systems
Bidco Ltd.
8.14% (3 Month SONIA +
4.41%) due 11/21/32
◊,a
GBP 7,997,768 10,363,522
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
TECHNOLOGY - 3.6% (continued)
Realpage, Inc.
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 04/24/28
◊
10,642,281 $ 10,177,852
Dayforce, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 02/04/33
◊
10,220,000 9,655,038
Penta Technologies BV
5.13% (3 Month EURIBOR +
3.00%) due 07/09/32
◊
EUR 8,050,000 9,309,246
Bock Capital
5.63% (3 Month EURIBOR +
3.50%) due 06/29/28
◊
EUR 6,975,469 7,917,973
Planview Parent, Inc.
7.20% (3 Month Term SOFR
+ 3.50%) due 12/17/27
◊
9,591,668 7,079,898
Polaris Newco LLC
7.28% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 07/31/30
◊,a
5,284,309 4,665,067
OAK-Eagle Acquireco, Inc.
due 03/24/33
l
4,300,000 4,273,125
Athena Health Group, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 02/15/29
◊
1,029,848 1,009,251
Xerox Corp.
7.70% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/19/29
◊
533,721 336,244
Central Parent LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 07/06/29
◊
288,500 204,861
Total Technology 332,410,320
COMMUNICATIONS - 1 .6%
Zephyr Bidco Ltd.
8.48% (1 Month SONIA +
4.75%) due 07/20/28
◊
GBP 20,850,000 25,914,414
Salsa Bidco GmbH
5.87% (6 Month EURIBOR +
3.75%) due 11/18/32
◊,a
EUR 19,650,000 22,437,959
Total Webhosting Solutions BV
5.89% (1 Month EURIBOR +
4.00%) due 11/06/31
◊
EUR 18,000,000 18,080,164
Tripadvisor, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
17,046,597 16,109,034
Speedster Bidco GmbH
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/31
◊
8,578,482 8,197,855
5.75% (6 Month EURIBOR +
3.25%) due 12/10/31
◊
EUR 5,700,000 6,278,734

MACRO OPPORTUNITIES FUND
March 31, 2026
198 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
COMMUNICATIONS - 1.6% (continued)
Firstdigital Communications LLC
8.53% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 12/17/26
◊,a
10,305,690 $ 10,142,829
Redhalo Midco UK Ltd.
5.38% (3 Month EURIBOR +
3.25%) due 03/22/31
◊
EUR 8,500,000 9,257,423
Masorange Finco Plc
4.38% (6 Month EURIBOR +
2.25%) due 03/20/31
◊
EUR 6,100,000 7,029,114
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
6,535,000 6,528,204
Cengage Learning, Inc.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 1.00%)
due 03/24/31
◊
6,644,332 6,495,499
Gen Digital, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
5,657,250 5,561,812
Zayo Group Holdings, Inc.
6.78% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,k
3,941,578 3,864,086
Xplore, Inc.
6.00% (1 Month Term SOFR
+ 1.61%) due 10/24/31
◊
3,620,762 2,285,606
5.28% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,k
1,056,092 954,443
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/29/32
◊
2,650,000 2,629,303
Total Communications 151,766,479
ENERGY - 0 .3%
Par Petroleum LLC
6.93% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/28/30
◊
8,815,524 8,808,913
Apro LLC
7.43% (1 Month Term SOFR
+ 3.75%) due 07/09/31
◊
8,548,927 8,559,613
Liquid Tech Solutions Holdings
LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 10/12/32
◊
8,345,511 8,329,905
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
3,323,032 3,324,428
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
1,000,000 997,750
Total Energy 30,020,609
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 25.3% (continued)
BASIC MATERIALS - 0 .3%
Lummus Technology Holdings
V LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 12/31/29
◊
9,792,780 $ 9,707,093
SCIL US Holdings LLC
6.13% (6 Month EURIBOR +
4.00%) due 11/08/32
◊
EUR 4,550,000 5,214,632
7.79% (6 Month Term SOFR
+ 4.00%) due 11/08/32
◊
1,246,875 1,239,868
Discovery Purchaser Corp.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/04/29
◊
6,284,263 6,172,717
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
3,524,877 3,529,283
Paint Intermediate III LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 10/09/31
◊
1,396,474 1,388,625
Ecovyst Catalyst Technologies
LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/12/31
◊
245,517 245,429
Total Basic Materials 27,497,647
INFRASTRUCTURE - 0 .2%
QTS Good News Facility
6.38% (SOFR + 3.00%) due
10/09/28
◊,a
19,150,000 19,140,868
UTILITIES - 0 .1%
Powergrid Services LLC
8.45% (3 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 07/01/32
◊,a
7,870,368 7,832,631
8.42% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 07/01/30
◊,a
345,255 345,255
Project Aurora Us Finco, Inc.
6.45% (3 Month Term SOFR
+ 2.75%) due 12/06/32
◊
2,294,250 2,294,250
Total Utilities 10,472,136
CONSUMER DISCRETIONARY - 0 .1%
Vacation Rental Brands
Holdings
8.95% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,a
8,232,859 8,156,271
Total Consumer Discretionary 8,156,271
Total Senior Floating Rate Interests
(Cost $2,380,472,361) 2,347,604,853

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23 .0%
COLLATERALIZED LOAN OBLIGATIONS - 12 .7%
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A CR, 6.73% (3 Month
Term SOFR + 3.06%,
Rate Floor: 2.80%) due
10/15/33
◊,d
35,000,000 $ 34,888,053
2017-9A DR, 7.88% (3 Month
Term SOFR + 4.21%,
Rate Floor: 3.95%) due
10/15/33
◊,d
7,750,000 7,656,010
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,d
2,950,000 2,957,542
FS Rialto
2021-FL3 D, 6.29% (1 Month
Term SOFR + 2.61%,
Rate Floor: 2.61%) due
11/16/36
◊,d
36,500,000 36,005,779
2021-FL2 D, 6.59% (1 Month
Term SOFR + 2.91%,
Rate Floor: 2.91%) due
05/16/38
◊,d
8,850,000 8,832,218
BCRED CLO LLC
2026-1A C, 5.60% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
04/24/39
◊,d
21,200,000 21,068,797
2025-1A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/37
◊,d
21,000,000 20,875,653
Golub Capital Partners CLO
69M
2023-69A DR, 6.71% (3
Month Term SOFR +
3.05%, Rate Floor: 3.05%)
due 11/09/38
◊,d
38,312,500 37,257,462
2023-69A CR, 5.71% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,d
1,600,000 1,590,465
Owl Rock CLO XXIV LLC
2026-24A C, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
01/22/38
◊,d
34,650,000 34,430,007
FS Rialto Issuer LLC
2024-FL9 C, 6.32% (1 Month
Term SOFR + 2.64%,
Rate Floor: 2.65%) due
10/19/39
◊,d
10,450,000 10,361,578
2025-FL10 C, 5.82% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
08/19/42
◊,d
9,800,000 9,760,847
2026-FL11 C, 5.73% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
01/19/44
◊,d
9,289,000 9,249,598
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
2025-FL10 B, 5.52% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,d
1,500,000 $ 1,494,076
BSPRT Issuer LLC
2026-FL13 C, 5.85% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/18/43
◊,d
11,928,000 11,928,000
2024-FL11 C, 6.32% (1 Month
Term SOFR + 2.64%,
Rate Floor: 2.64%) due
07/15/39
◊,d
7,825,000 7,816,002
2025-FL12 C, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
01/17/43
◊,d
6,850,000 6,830,937
2025-FL12 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,d
3,750,000 3,741,329
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.05% (3 Month
Term SOFR + 3.30%,
Rate Floor: 3.30%) due
10/16/37
◊,d
21,450,000 20,873,578
2025-2A C, 5.95% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/16/37
◊,d
9,000,000 8,949,617
Cerberus Loan Funding 52 LLC
2025-3A C, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,d
22,700,000 22,574,471
2025-3A D, 7.07% (3 Month
Term SOFR + 3.40%,
Rate Floor: 3.40%) due
10/15/37
◊,d
6,800,000 6,731,096
LoanCore Issuer Ltd.
2021-CRE6 D, 6.64% (1
Month Term SOFR +
2.96%, Rate Floor: 2.85%)
due 11/15/38
◊,d
11,300,000 11,287,716
2021-CRE5 D, 6.79% (1
Month Term SOFR + 3.11%,
Rate Floor: 3.11%) due
07/15/36
◊,d
8,250,000 8,151,210
2022-CRE7 D, 6.77% (30 Day
Average SOFR + 3.10%,
Rate Floor: 3.10%) due
01/17/37
◊,d
6,400,000 6,331,686
2021-CRE5 C, 6.14% (1
Month Term SOFR +
2.46%, Rate Floor: 2.46%)
due 07/15/36
◊,d
3,400,000 3,385,681
Fontainbleau Vegas
7.92% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,a
26,499,999 27,160,818

MACRO OPPORTUNITIES FUND
March 31, 2026
200 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
TRTX Issuer Ltd.
2025-FL6 B, 5.73% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
09/18/42
◊,d
17,100,000 $ 16,623,414
2025-FL7 C, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
06/18/43
◊,d
8,000,000 7,961,093
BXMT Ltd.
2020-FL2 C, 5.69% (1 Month
Term SOFR + 2.01%,
Rate Floor: 2.01%) due
02/15/38
◊,d
15,640,000 15,588,793
2020-FL2 D, 5.99% (1 Month
Term SOFR + 2.31%,
Rate Floor: 2.31%) due
02/15/38
◊,d
8,000,000 7,904,392
2026-FL6 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,d
1,000,000 991,463
Cerberus Loan Funding XLVII
LLC
2024-3A C, 6.22% (3 Month
Term SOFR + 2.55%,
Rate Floor: 2.55%) due
07/15/36
◊,d
20,150,000 20,056,562
2024-3A D, 8.02% (3 Month
Term SOFR + 4.35%,
Rate Floor: 4.35%) due
07/15/36
◊,d
3,900,000 3,842,069
Cerberus Loan Funding XLIV
LLC
2023-5A C, 7.87% (3 Month
Term SOFR + 4.20%,
Rate Floor: 4.20%) due
01/15/36
◊,d
22,800,000 22,790,533
BDS LLC
2025-FL16 C, 5.78% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
06/19/43
◊,d
15,208,000 15,157,966
2025-FL15 C, 5.83% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
03/19/43
◊,d
7,450,000 7,409,271
GS REFT Issuer Ltd.
2026-FL1 C, 5.82% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
04/19/43
◊,d
14,300,000 14,300,000
2026-FL1 B, 5.67% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/19/43
◊,d
6,775,000 6,775,000
Hlend CLO LLC
2025-3A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,d
18,400,000 18,336,940
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,d
1,600,000 $ 1,595,127
RR Ltd.
2025-39A SUB due
04/15/38
d,p
18,750,000 12,150,750
2025-41A SUB due 11/14/25
d,p
9,700,000 6,729,181
ACRES Commercial Realty
Issuer LLC
2026-FL4 C, 5.93% (1 Month
Term SOFR + 2.25%,
Rate Floor: 2.25%) due
08/18/44
◊,d
18,600,000 18,544,142
LoanCore Issuer LLC
2025-CRE9 B, 5.63% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,d
11,900,000 11,875,811
2025-CRE8 C, 5.82% (1
Month Term SOFR +
2.14%, Rate Floor: 2.14%)
due 08/17/42
◊,d
5,750,000 5,720,586
Owl Rock CLO I LLC
2019-1A C, 7.91% (3 Month
Term SOFR + 4.25%,
Rate Floor: 4.25%) due
02/20/36
◊,d
17,250,000 17,244,266
Cerberus Loan Funding XLV
LLC
2024-1A C, 6.82% (3 Month
Term SOFR + 3.15%,
Rate Floor: 3.15%) due
04/15/36
◊,d
17,150,000 17,096,845
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A D, 7.01% (3 Month
Term SOFR + 3.25%,
Rate Floor: 3.25%) due
10/15/37
◊,a,d
17,600,000 17,030,827
Madison Park Funding XLVIII
Ltd.
2021-48A D1R, 6.32% (3
Month Term SOFR +
2.65%, Rate Floor: 2.65%)
due 01/19/39
◊,d
16,750,000 16,442,286
Owl Rock CLO VIII LLC
2022-8A CR, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/24/37
◊,d
16,000,000 15,919,042
STWD Ltd.
2022-FL3 D, 6.42% (30 Day
Average SOFR + 2.75%,
Rate Floor: 2.75%) due
11/15/38
◊,d
11,900,000 11,741,750
2021-FL2 D, 6.59% (1 Month
Term SOFR + 2.91%,
Rate Floor: 2.80%) due
04/18/38
◊,d
3,750,000 3,736,150

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
Golub Capital Partners CLO
83M
2025-83A D, 6.89% (3 Month
Term SOFR + 3.05%,
Rate Floor: 3.05%) due
11/09/38
◊,d
14,900,000 $ 14,490,177
Carlyle Direct Lending CLO LLC
2015-1A BR, 6.42% (3 Month
Term SOFR + 2.75%,
Rate Floor: 2.75%) due
07/15/36
◊,d
14,200,000 14,140,475
Golub Capital Partners CLO
16M-R3
2013-16A CR3, 6.26% (3
Month Term SOFR +
2.60%, Rate Floor: 2.60%)
due 08/09/39
◊,d
14,150,000 14,085,093
GoldenTree Loan Management
US CLO 9 Ltd.
2021-9A DR, 7.02% (3 Month
Term SOFR + 3.35%,
Rate Floor: 3.35%) due
04/20/37
◊,d
13,500,000 13,538,746
Owl Rock CLO VII LLC
2022-7A BR, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/38
◊,d
12,900,000 12,900,000
Cerberus Loan Funding XL LLC
2023-1A C, 8.07% (3 Month
Term SOFR + 4.40%,
Rate Floor: 4.40%) due
03/22/35
◊,d
12,750,000 12,751,140
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.57% (3 Month
Term SOFR + 3.90%,
Rate Floor: 3.90%) due
10/20/36
◊,d
13,050,000 12,718,804
Owl Rock CLO XXI LLC
2025-21A C, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
07/24/34
◊,d
12,575,000 12,511,362
Owl Rock CLO IX LLC
2022-9A CR, 5.96% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
11/22/37
◊,d
12,550,000 12,484,799
AREIT Ltd.
2025-CRE11 B, 5.68% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/25/43
◊,d
7,231,000 7,207,117
2025-CRE10 B, 5.52% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 01/17/30
◊,d
5,200,000 5,151,885
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
Owl Rock CLO XXII LLC
2025-22A C, 6.15% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/20/37
◊,d
12,150,000 $ 12,082,724
Octagon 78 Ltd.
2025-3A SUB due 10/20/38
d,p
16,696,400 11,906,203
HPS Private Credit CLO LLC
2025-3A C, 6.47% (3 Month
Term SOFR + 2.80%,
Rate Floor: 2.80%) due
07/20/37
◊,d
5,900,000 5,876,100
2025-3A D, 7.67% (3 Month
Term SOFR + 4.00%,
Rate Floor: 4.00%) due
07/20/37
◊,d
6,000,000 5,849,264
OCP CLO Ltd.
2025-44A SUB due
10/24/38
d,p
9,800,000 6,908,020
2024-38A SUB due
01/21/38
d,p
8,250,000 4,622,475
Fortress Credit BSL XV Ltd.
2022-2A CR, 6.27% (3 Month
Term SOFR + 2.60%,
Rate Floor: 2.60%) due
10/18/33
◊,d
11,150,000 11,187,232
Ares LXXVII CLO Ltd.
2025-77A SUB due
07/15/38
d,p
14,970,000 11,023,758
Brsp Ltd.
2026-FL3 C, 5.78% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/19/43
◊,d
11,066,000 11,016,989
Wonder Lake Park CLO Ltd.
2025-1A SUB due 07/24/38
d,p
18,203,000 10,958,206
KREF Ltd.
2021-FL2 AS, 5.09% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,d
11,000,000 10,852,155
Cerberus Loan Funding 50 LLC
2025-1A C, 6.27% (3 Month
Term SOFR + 2.60%,
Rate Floor: 2.60%) due
07/15/37
◊,d
10,800,000 10,797,984
Cerberus Loan Funding 53 LLC
2025-4A D, 6.88% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/38
◊,d
10,750,000 10,635,603
Owl Rock CLO XVI LLC
2024-16A C, 6.97% (3 Month
Term SOFR + 3.30%,
Rate Floor: 3.30%) due
04/20/36
◊,d
10,150,000 10,123,137
Brant Point CLO Ltd.
2025-7A SUB due 07/25/38
d,p
12,454,500 7,219,375
2025-8A SUB due 03/31/38
d,p
4,000,000 2,848,800

MACRO OPPORTUNITIES FUND
March 31, 2026
202 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
Cerberus Loan Funding 51 LLC
2025-2A C, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
10/15/37
◊,d
10,100,000 $ 10,048,022
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A CR, 6.93% (3 Month
Term SOFR + 3.26%,
Rate Floor: 3.00%) due
04/15/33
◊,d
9,900,000 9,872,619
Cerberus Loan Funding XLVI,
LP
2024-2A C, 6.72% (3 Month
Term SOFR + 3.05%,
Rate Floor: 3.05%) due
07/15/36
◊,d
8,000,000 7,973,211
2024-2A D, 8.62% (3 Month
Term SOFR + 4.95%,
Rate Floor: 4.95%) due
07/15/36
◊,d
1,000,000 980,359
STWD LLC
2025-FL4 C, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/42
◊,d
8,700,000 8,645,588
Ballyrock CLO Ltd.
2020-14A SUB due
07/20/37
d,p
9,750,000 5,483,108
2019-1A DR, 10.68% (3
Month Term SOFR +
7.01%, Rate Floor: 6.75%)
due 07/15/32
◊,d
3,150,000 3,112,970
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A E, 8.27% (3 Month
Term SOFR + 4.60%,
Rate Floor: 4.60%) due
10/20/38
◊,d
8,650,000 8,297,907
Symphony CLO 48 Ltd.
2025-48A SUB due
04/20/38
d,p
12,800,000 8,051,200
PFP Ltd.
2026-13 C, 5.68% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/18/43
◊,d
4,200,000 4,203,549
2024-11 B, 6.16% (1 Month
Term SOFR + 2.49%,
Rate Floor: 2.49%) due
09/17/39
◊,d
2,239,942 2,220,005
2025-12 B, 5.72% (1 Month
Term SOFR + 2.04%,
Rate Floor: 2.04%) due
12/18/42
◊,d
1,000,000 998,609
Kennedy Lewis CLO 21 Ltd.
2025-21A SUB due
07/25/38
d,p
11,450,000 7,145,487
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
Acrec LLC
2026-FL4 C, 5.68% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/18/43
◊,d
4,400,000 $ 4,371,334
2025-FL3 C, 5.97% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
08/18/42
◊,d
2,675,000 2,666,765
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,d
3,494,745 3,489,904
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,d
3,166,667 3,176,856
2015-37A SUB due
01/15/31
d,p
4,736,186 8,454
Carlyle US CLO Ltd.
2025-4A SUB due 10/25/37
d,p
9,550,000 6,162,615
2020-1A DRR, 8.62% (3
Month Term SOFR +
4.95%, Rate Floor: 4.95%)
due 01/20/38
◊,d
500,000 460,009
BSPDF Issuer LLC
2026-FL3 C, 5.75% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
09/18/43
◊,d
6,150,000 6,110,633
2025-FL2 AS, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,d
500,000 499,169
Madison Park Funding LVIII Ltd.
2024-58A D, 7.32% (3 Month
Term SOFR + 3.65%,
Rate Floor: 3.65%) due
04/25/37
◊,d
6,600,000 6,499,017
Octagon 74 Ltd.
2025-2A SUB due 04/22/38
d,p
12,750,000 6,488,602
Regatta 33 Funding Ltd.
2025-2A SUB due 07/25/38
d,p
9,420,000 6,384,876
Eldridge CLO Ltd.
2025-1A C, 5.87% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
10/20/38
◊,d
6,200,000 6,211,025
Regatta 34 Funding Ltd.
2025-3A SUB due 07/20/38
d,p
9,560,000 6,131,784
Neuberger Berman CLO 32R
Ltd.
2019-32RA C, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/39
◊,d
5,800,000 5,803,701

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
LRECS LLC
2025-CRE1 B, 5.68% (1
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 08/19/43
◊,d
5,650,000 $ 5,610,935
Cerberus Loan Funding XLVIII
LLC
2024-4A D, 7.52% (3 Month
Term SOFR + 3.85%,
Rate Floor: 3.85%) due
10/15/36
◊,d
5,350,000 5,321,158
Madison Park Funding LXXI Ltd.
2025-71A E, 8.42% (3 Month
Term SOFR + 4.75%,
Rate Floor: 4.75%) due
04/23/38
◊,d
5,500,000 5,144,275
AGL CLO 35 Ltd.
2024-35A SUB due
01/21/38
d,p
7,750,000 3,996,055
2024-35A E, 8.82% (3 Month
Term SOFR + 5.15%,
Rate Floor: 5.15%) due
01/21/38
◊,d
300,000 277,694
Ares LXXVIII CLO Ltd.
2025-78A SUB due
01/15/39
d,p
5,050,000 3,848,605
Acore Issuer LLC
2026-FL1 C, 5.78% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/20/43
◊,d
3,750,000 3,736,341
Elmwood CLO XI Ltd.
2021-4A ER, 8.37% (3 Month
Term SOFR + 4.70%,
Rate Floor: 4.70%) due
01/20/38
◊,d
3,750,000 3,613,961
Neuberger Berman Loan
Advisers CLO 38 Ltd.
2020-38A ER2, 8.27% (3
Month Term SOFR +
4.60%, Rate Floor: 4.60%)
due 10/20/36
◊,d
3,500,000 3,304,826
Magnetite LII Ltd.
2025-52A SUB due
01/25/39
d,p
4,100,000 3,139,370
Hamlin Park CLO Ltd.
2024-1A SUB due 10/20/37
d,p
5,550,000 3,115,270
Neuberger Berman Loan
Advisers CLO 60 Ltd.
2025-60A SUB due
04/22/39
d,p
4,650,000 2,922,525
Midocean Credit CLO XXI
2025-21A SUB due
10/20/38
d,p
4,000,000 2,835,200
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,d
2,750,000 2,744,092
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
JCP Direct Lending CLO LLC
2023-1A BR, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/20/37
◊,d
2,550,000 $ 2,542,856
Neuberger Berman Loan
Advisers CLO 57 Ltd.
2024-57A SUB due
10/24/38
d,p
4,250,000 2,388,882
OHA Credit Partners VII Ltd.
2012-7A ER4, 8.16% (3
Month Term SOFR +
4.50%, Rate Floor: 4.50%)
due 02/20/38
◊,d
2,250,000 2,156,555
Madison Park Funding LXV Ltd.
2025-65A C, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/16/38
◊,d
2,150,000 2,150,282
Greystone CRE Notes LLC
2025-FL4 AS, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
01/15/43
◊,d
2,050,000 2,047,002
Bayard Park CLO Ltd.
2025-1A SUB due 07/24/38
a,d,p
3,600,000 1,985,832
Sound Point CLO Ltd.
2025-1RA C, 5.76% (3 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
02/20/38
◊,d
1,200,000 1,203,876
Great Lakes CLO Ltd.
2014-1A SUB due 10/15/29
d,p
1,500,000 674,512
Voya CLO Ltd.
2013-1A INC due 10/15/30
d,p
28,970,307 528,129
BNPP IP CLO Ltd.
2014-2A E, 9.18% (3 Month
Term SOFR + 5.51%) due
10/30/25
◊,d
4,760,752 269,221
Dryden 50 Senior Loan Fund
2017-50A SUB due
07/15/30
d,p
7,895,000 80,134
Carlyle Global Market Strategies
CLO Ltd.
2013-3X SUB due 10/15/30
p
4,938,326 35,902
2012-3A SUB due 01/14/32
d,p
6,400,000 14,584
Octagon Loan Funding Ltd.
2014-1A SUB due 11/18/31
d,p
19,435,737 49,561
AMMC CLO XI Ltd.
2012-11A SUB due
04/30/31
a,d,p
5,650,000 41,245
Dryden 41 Senior Loan Fund
2015-41A SUB due
04/15/31
d,p
11,700,000 35,439
Venture XIII CLO Ltd.
2013-13A SUB due
09/10/29
d,p
13,790,000 1,379

MACRO OPPORTUNITIES FUND
March 31, 2026
204 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.7% (continued)
Babson CLO Ltd.
2014-IA SUB due 07/20/25
d,p
11,900,000 $ 1,190
Copper River CLO Ltd.
2006-1A INC due 01/20/21
g,p
8,150,000 815
Marathon CLO V Ltd.
2013-5A SUB due 11/21/27
d,p
5,500,000 550
Total Collateralized Loan Obligations 1,178,957,739
FINANCIAL - 3 .9%
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,a
44,200,000 44,200,000
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,a
36,122,195 35,860,693
Lightning A
5.50% due 03/01/37
a
34,800,000 32,984,970
Thunderbird A
5.50% due 03/01/37
a
34,800,000 32,984,970
SP Touchdown Holdings, LP
4.52% (3 Month EURIBOR +
2.75%) due 10/26/29
◊,a
EUR 25,000,000 28,892,500
6.17% (3 Month Term SOFR
+ 2.50%) due 10/26/29
◊,a
2,550,000 2,550,000
Pilatus Bank plc
6.32% due 03/31/40 25,250,000 25,250,000
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
a,d
21,900,000 21,667,344
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
19,968,383 18,554,359
Metis Issuer LLC
6.89% due 05/15/55
a
17,900,000 17,804,491
Atlas SP Partners, LP
due 12/12/30
l
17,550,000 17,550,000
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
a
17,000,000 17,302,332
Ceamer Finance LLC
6.92% due 11/15/37
a
7,742,271 7,883,014
6.79% due 11/15/39
a
5,828,310 5,897,664
3.69% due 03/24/31
a
2,066,292 1,999,228
Project Onyx I
6.30% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,a
13,161,708 13,145,411
Lightning B
7.50% due 03/01/37
a
7,000,000 6,604,551
Thunderbird B
7.50% due 03/01/37
a
7,000,000 6,604,551
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
a
5,769,974 5,731,253
Nassau LLC
2019-1, 3.98% due 08/15/34
g
4,753,774 4,398,828
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
FINANCIAL - 3.9% (continued)
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,a
4,191,172 $ 4,191,636
STEIV 1
2025-1A, 6.82% due
04/15/46
a
3,950,000 3,852,674
Akso Health Group
7.27% due 12/31/44
a
2,479,195 2,498,880
Total Financial 358,409,349
TRANSPORT-AIRCRAFT - 2 .2%
AASET Trust
2021-2A, 3.54% due
01/15/47
d
11,242,307 10,659,845
2021-1A, 2.95% due
11/16/41
d
7,801,160 7,523,707
2025-1A, 5.94% due
02/16/50
d
7,122,995 7,165,447
2024-1A, 6.26% due
05/16/49
d
3,249,447 3,293,587
2020-1A, 3.35% due
01/16/40
d
1,554,928 1,544,385
2020-1A, 4.34% due
01/16/40
d
1,181,455 1,166,696
2025-3A, 5.24% due
02/16/50
d
637,367 628,592
Castlelake Aircraft Structured
Trust
2025-2A, 5.47% due
08/15/50
d
13,602,399 13,596,751
2025-1A, 5.78% due
02/15/50
d
7,846,304 7,902,374
2026-1A, 5.07% due
03/15/51
d
3,350,000 3,288,326
2019-1A, 3.97% due
04/15/39
d
1,221,979 1,209,803
2025-3A, 5.09% due
11/15/50
d
1,071,075 1,057,265
MAPS Trust
2026-1A, 5.20% due
01/15/51
d
20,696,045 20,215,959
2021-1A, 2.52% due
06/15/46
d
1,302,593 1,252,296
AASET Ltd.
2024-2A, 5.93% due
09/16/49
d
12,915,409 13,010,545
2025-2A, 5.52% due
02/16/50
d
7,996,714 7,976,991
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
d
20,030,899 19,038,574
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49
d
13,303,572 13,232,882
2025-1, 5.11% due 10/15/50
d
926,119 907,399
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44
d,o
8,112,585 7,999,820
2019-1, 5.19% due 12/15/44
d,o
4,716,821 4,650,031
Lunar Structured Aircraft
Portfolio Notes
2021-1, 3.43% due 10/15/46
d
11,202,029 10,671,772

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
TRANSPORT-AIRCRAFT - 2.2% (continued)
Slam Ltd.
2024-1A, 5.34% due
09/15/49
d
8,034,722 $ 8,003,924
2021-1A, 3.42% due
06/15/46
d
2,520,000 2,404,905
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
q
7,158,128 7,158,128
Project Silver
2019-1, 3.97% due 07/15/44
d
4,095,084 3,984,517
WAVE LLC
2019-1, 3.60% due 09/15/44
d
3,594,297 3,525,789
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due
01/15/42
d
3,413,655 3,498,996
Sprite Ltd.
2021-1, 3.75% due 11/15/46
d
3,513,429 3,441,423
MAST Ltd.
2026-1A, 5.13% due
02/15/51
d
3,330,059 3,273,363
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
d
2,851,137 2,836,935
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
d
2,489,990 2,469,198
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
d
2,368,988 2,365,672
Phantom Aviation
2026-1A, 5.24% due
01/15/51
d
1,095,742 1,074,226
Lift
6.73% due 12/15/30
a
723,735 734,732
Total Transport-Aircraft 202,764,855
INFRASTRUCTURE - 1 .9%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due
02/15/52
d
39,650,000 38,859,010
2024-1A, 8.87% due
05/15/54
d
5,950,000 6,103,335
Hotwire Funding LLC
2023-1A, 8.84% due
05/20/53
d
20,000,000 20,359,394
2021-1, 4.46% due 11/20/51
d
11,750,000 11,646,102
2024-1A, 9.19% due
06/20/54
d
7,250,000 7,517,086
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
d
17,550,000 17,203,191
2025-1A, 5.04% due
03/25/55
d
11,550,000 11,127,784
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
d
23,950,000 23,547,527
2026-1A, 6.84% due
03/15/56
d
4,276,000 4,294,049
Surf Internet
5.49% due 03/20/56
a
10,550,000 10,550,000
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
INFRASTRUCTURE - 1.9% (continued)
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
d
7,950,000 $ 7,787,164
Blue Stream Issuer LLC
2023-1A, 6.90% due
05/20/53
d
3,400,000 3,437,853
2024-1A, 6.04% due
11/20/54
d
1,850,000 1,865,042
Aligned Data Centers Issuer
LLC
2021-1A, 2.48% due
08/15/46
d
4,925,000 4,869,897
ALLO Issuer LLC
2025-1A, 6.16% due
04/20/55
d
2,100,000 2,125,241
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
d
1,700,000 1,705,498
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
d
1,650,000 1,631,631
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.42% due
03/20/56
d
1,450,000 1,430,151
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
d
1,400,000 1,396,012
Total Infrastructure 177,455,967
INSURANCE - 0 .8%
Dogwood State Bank
6.45% due 06/24/32
a
36,926,298 37,019,424
Obra Longevity
8.48% due 06/30/39
a
34,300,000 35,587,533
CHEST
7.13% due 03/23/43
a
5,100,000 5,255,340
Total Insurance 77,862,297
WHOLE BUSINESS - 0 .7%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
d
29,027,250 28,705,233
Subway Funding LLC
2024-1A, 6.51% due
07/30/54
d
17,528,125 17,546,931
2024-3A, 5.91% due
07/30/54
d
8,936,875 8,704,401
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
d
9,233,125 9,404,160
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
d
1,596,000 1,579,719
2018-1A, 3.88% due
03/15/48
d
128,407 125,972

MACRO OPPORTUNITIES FUND
March 31, 2026
206 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 23.0% (continued)
WHOLE BUSINESS - 0.7% (continued)
Jersey Mike's Funding LLC
2026-1A, 5.48% due
02/15/56
d
950,000 $ 933,645
Total Whole Business 67,000,061
NET LEASE - 0 .6%
CARS-DB4, LP
2020-1A, 4.95% due
02/15/50
d
27,799,000 26,172,055
SVC ABS LLC
2026-1A, 5.80% due
03/20/56
d
16,250,000 16,032,331
2023-1A, 5.55% due
02/20/53
d
5,904,135 5,857,825
CARS-DB7, LP
2023-1A, 6.50% due
09/15/53
d
11,031,625 11,079,824
CMFT Net Lease Master Issuer
LLC
2021-1, 2.57% due 07/20/51
d
478,852 412,167
Total Net Lease 59,554,202
UNSECURED CONSUMER LOANS - 0 .1%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
d
4,459,141 4,439,523
Regional Management Issuance
Trust
2025-1, 5.73% due 04/17/34
d
1,600,000 1,610,815
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
d
1,287,337 1,281,992
Total Unsecured Consumer Loans 7,332,330
SOLAR - 0 .1%
SSI ABS Issuer LLC
2025-1, 6.15% due 07/25/65
d
4,002,302 3,965,398
SINGLE FAMILY RESIDENCE - 0 .0%
STAR Trust
2025-SFR6, 5.67% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/17/42
◊,d
700,000 701,384
Total Asset-Backed Securities
(Cost $2,222,614,213) 2,134,003,582
FOREIGN GOVERNMENT DEBT - 1 .3%
Australia Government Bond
4.25% due 03/21/36 AUD 173,840,000 113,077,288
Eagle Funding Luxco SARL
5.50% due 08/17/30
d
10,700,000 10,756,175
Total Foreign Government Debt
(Cost $127,826,865) 123,833,463
U.S. TREASURY BILLS - 1 .1%
U.S. Treasury Bills
3.64% due 04/21/26
r
51,000,000 50,897,221
3.64% due 04/07/26
r
17,900,000 17,889,166
3.62% due 04/14/26
r
15,200,000 15,180,184
A
A
A
FACE
AMOUNT
~
VALUE
U.S. TREASURY BILLS - 1.1% (continued)
3.64% due 04/07/26
r
13,864,000 $ 13,855,607
3.65% due 04/23/26
r
3,100,000 3,093,124
3.64% due 04/14/26
r
1,600,000 1,597,901
3.64% due 04/28/26
r
1,200,000 1,196,731
Total U.S. Treasury Bills
(Cost $103,709,910) 103,709,934
CONVERTIBLE BONDS - 0 .3%
CONSUMER, NON-CYCLICAL - 0 .3%
Block, Inc.
due 05/01/26
s
21,951,000 21,863,196
Total Convertible Bonds
(Cost $21,852,306) 21,863,196
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $951,801,875) 3,950 1,086,250
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $1,331,347,500) 5,530 622,125
Total Interest Rate Options 1,708,375
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $35.00 (Notional
Value $8,860,225) 3,509 650,919
CBOE Volatity Index Expiring
April 2026 with strike
price of $35.00 (Notional
Value $8,860,225) 3,509 308,792
Total Equity Options 959,711
Put Options on :
Equity Options
SPDR Gold Shares ETF
Expiring April 2026 with
strike price of $370.00
(Notional Value $538,109) 583 75,207
Total Equity Options 75,207
Total Listed Options Purchased
(Cost $5,818,540) 2,743,293
OTC INTEREST RATE SWAPTIONS PURCHASED
t
- 0 .1%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 142,713,000 781,486

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
t
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 127,576,000 $ 586,987
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 66,022,000 454,563
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 66,021,000 454,556
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 66,020,000 454,549
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 66,020,000 454,549
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 95,346,000 435,830
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 79,283,000 434,148
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 79,284,000 362,890
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 79,283,000 362,886
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 95,419,000 354,182
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 62,328,000 286,776
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 47,572,000 260,117
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 47,570,000 260,107
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 47,560,000 217,398
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
t
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 47,476,000 $ 176,224
Total OTC Interest Rate Swaptions Purchased
(Cost $7,066,103) 6,337,248
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 8,257,000 3,153
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 3,701,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 37,719,000 —
Total OTC Options Purchased
(Cost $1,939,587) 3,153
Total Investments - 117.0%
(Cost $11,245,507,589) $ 10,848,116,214
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
CBOE Volatity Index Expiring
April 2026 with strike
price of $50.00 (Notional
Value $8,860,225) 3,509 (115,797)
CBOE Volatity Index Expiring
May 2026 with strike
price of $50.00 (Notional
Value $8,860,225) 3,509 (338,618)
SPDR Gold Shares ETF
Expiring April 2026 with
strike price of $440.00
(Notional Value $538,109) 583 (537,818)
Total Equity Options (992,233)
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $1,331,347,500) 5,530 (449,312)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $951,801,875) 3,950 (691,250)
Total Interest Rate Options (1,140,562)

MACRO OPPORTUNITIES FUND
March 31, 2026
208 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Put Options on :
Equity Options
SPDR Gold Shares ETF
Expiring April 2026 with
strike price of $325.00
(Notional Value $538,109) 583 $ (18,948)
CBOE Volatity Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $13,291,600) 5,264 (368,480)
Total Equity Options (387,428)
Total Listed Options Written
(Premium received $3,472,550) (2,520,223)
OTC OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
Goldman Sachs International
iShares iBoxx USD
High Yield Corporate
Bond ETF Expiring April
2026 with strike price
of $80.12 (Notional
Value $114,296,930) 1,436,613 (1,587)
Goldman Sachs International
iShares iBoxx USD
High Yield Corporate
Bond ETF Expiring April
2026 with strike price
of $80.08 (Notional
Value $115,397,563) 1,450,447 (69,989)
Goldman Sachs International
iShares iBoxx USD
High Yield Corporate
Bond ETF Expiring April
2026 with strike price
of $79.62 (Notional
Value $115,634,891) 1,453,430 (521,064)
Goldman Sachs International
iShares iBoxx USD
High Yield Corporate
Bond ETF Expiring April
2026 with strike price
of $78.50 (Notional
Value $116,237,956) 1,461,010 (1,767,389)
Total Equity Options (2,360,029)
Total OTC Options Written
(Premium received $2,524,111) (2,360,029)
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 40,718,750 (40,735)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 40,718,750 (40,735)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 57,006,250 $ (47,131)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 57,006,250 (47,131)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 65,150,000 (59,409)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 65,150,000 (59,409)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 66,020,000 (150,209)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 66,020,000 (150,209)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 66,021,000 (150,211)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 66,022,000 (150,214)
Total Interest Rate Swaptions (895,393)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 47,560,000 (138,118)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 47,476,000 (138,407)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 40,718,750 (166,265)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 40,718,750 (166,265)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,570,000 (180,669)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 47,572,000 (180,676)

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 62,328,000 $ (182,531)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 57,006,250 (261,852)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 57,006,250 (261,852)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 65,150,000 (273,249)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 65,150,000 (273,249)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 95,346,000 (276,891)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 95,419,000 $ (278,175)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 79,283,000 (301,773)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 127,576,000 (370,490)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 142,713,000 (543,206)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 158,567,000 (603,550)
Total Interest Rate Swaptions (4,597,218)
Total OTC Interest Rate Swaptions Written
(Premium received $7,147,006) (5,492,611)
Other Assets & Liabilities, net - (16.9)% (1,564,921,347)
Total Net Assets - 100.0% $ 9,272,822,004
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
Special Purpose Acquisition Company (SPAC).
d
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $4,108,905,272 (cost $4,281,484,815), or
44.3% of total net assets.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of March 31, 2026.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $52,654,832
(cost $58,262,408), or 0.6% of total net assets - See Note 10 .
h
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
i
Perpetual maturity.
j
Security is in default of interest and/or principal obligations.
k
Payment-in-kind security.
l
Security is unsettled at period end and may not have a stated effective rate.
m
All or a portion of this security is pledged as collateral for futures and swap agreements at March 31, 2026.
n
Security is an interest-only strip.
o
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
p
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
q
Security has no stated coupon.
r
Rate indicated is the effective yield at the time of purchase.
s
Zero coupon rate security.

MACRO OPPORTUNITIES FUND
March 31, 2026
210 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
t
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Purchased
Gold 100 oz. Futures Contracts 107 Jun 2026 $ 50,061,020 $ 2,038,075
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 1,051 Jun 2026 113,696,854 $ (80,789)
U.S. Treasury 2 Year Note Futures Contracts 1,146 Jun 2026 237,732,328 (410,529)
U.S. Treasury Long Bond Futures Contracts 988 Jun 2026 112,508,500 (1,403,597)
3-Month SOFR Futures Contracts 1,939 Dec 2027 468,244,263 (1,918,290)
$ (3,813,205)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 1,939 Dec 2026 467,129,338 $ 2,555,561
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
J.P. Morgan
Securities
LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 539,300,000
$ (9,737,371) $ (11,673,064) $ 1,935,693
J.P. Morgan
Securities
LLC ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
69,210,900
(3,812,944) (4,863,728) 1,050,784
$ (13,550,315) $ (16,536,792) $ 2,986,477
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 27,695,000
$ (3,725,631) $ (3,133,383) $ (592,248)

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 27,695,000
$ (1,943,878) $ (1,310,858) $ (633,020)
$ (5,669,509) $ (4,444,241) $ (1,225,268)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.75% Annually 08/01/29 $ 152,530,000 $ 505,115 $ 624 $ 504,491
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 199,875,000 (1,592,210) (143,943) (1,448,267)
$ (1,087,095) $ (143,319) $ (943,776)
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Pay
4.25% (Federal
Funds Rate +
0.61%) At Maturity 06/16/26 74,100 $ 48,190,194 $ 2,654,290
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 03/31/28 22,850,000 22,849,132 (868)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 02/01/28 8,000,000 7,998,856 (1,144)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 01/19/28 8,000,000 7,998,560 (1,440)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 12/15/28 8,000,000 7,997,592 (2,408)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 04/03/30 8,000,000 7,997,088 (2,912)
Morgan
Stanley & Co.
International plc
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 10/12/28 8,000,000 7,996,976 (3,024)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 03/02/29 8,000,000 7,996,928 (3,072)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 05/04/29 8,000,000 7,996,848 (3,152)
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 07/11/28 8,000,000 7,996,688 (3,312)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 09/13/28 8,000,000 7,996,480 (3,520)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 11/14/28 8,000,000 7,996,344 (3,656)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 06/07/29 8,000,000 7,995,960 (4,040)
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 08/09/29 8,000,000 7,995,928 (4,072)
Goldman Sachs
International
GS Equity
Custom Basket Pay
4.29% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 25,232 11,660,212 (62,236)

MACRO OPPORTUNITIES FUND
March 31, 2026
212 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.29% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 31,498 $ 11,733,635 $ (80,018)
Goldman Sachs
International
GS Equity
Custom Basket Pay
4.29% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 101,411 11,534,487 (96,245)
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.29% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 59,910 11,411,058 (301,308)
$ 213,342,966 $ 2,077,863
OTC Interest Rate Swap Agreements
Goldman Sachs
International
Goldman Sachs
Swaption
Forward Volatility
Index Pay
2.64% (Federal
Funds Rate
- 1.00%) At Maturity 05/15/26 252,444 37,482,849 (2,831,551)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank, N.A. EUR Sell 843,228,000 977,056,716 USD 04/14/26 $ 1,869,367
Bank of America, N.A. GBP Sell 88,005,000 118,003,968 USD 04/14/26 1,541,905
Citibank, N.A. GBP Sell 8,950,000 12,004,876 USD 04/14/26 160,828
Barclays Bank plc CAD Sell 5,899,000 4,349,698 USD 04/14/26 105,900
The Toronto-Dominion Bank EUR Buy 3,700,000 4,275,112 USD 04/14/26 3,912
The Toronto-Dominion Bank EUR Sell 6,617,000 7,648,503 USD 04/14/26 (4,011)
UBS AG EUR Buy 1,830,000 2,127,998 USD 04/14/26 (11,616)
$ 3,666,285
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 142,713,000
$ 781,486
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
127,576,000
586,987
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,022,000
454,563
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,021,000
454,556
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,020,000
454,549
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,020,000
454,549

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
$ 95,346,000
$ 435,830
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
79,283,000
434,148
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
79,284,000
362,890
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
79,283,000
362,886
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
95,419,000
354,182
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
62,328,000
286,776
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
47,572,000
260,117
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
47,570,000
260,107
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
47,560,000
217,398
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
47,476,000
176,224
$ 6,337,248
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 40,718,750 $ (40,735)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 40,718,750 (40,735)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 57,006,250 (47,131)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 57,006,250 (47,131)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 65,150,000 (59,409)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 65,150,000 (59,409)

MACRO OPPORTUNITIES FUND
March 31, 2026
214 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% $ 66,020,000 $ (150,209)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,020,000 (150,209)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,021,000 (150,211)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,022,000 (150,214)
$ (895,393)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 47,560,000 (138,118)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 47,476,000 (138,407)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 40,718,750 (166,265)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 40,718,750 (166,265)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 47,570,000 (180,669)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 47,572,000 (180,676)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 62,328,000 (182,531)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 57,006,250 (261,852)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 57,006,250 (261,852)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 65,150,000 (273,249)

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% $ 65,150,000 $ (273,249)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 95,346,000 (276,891)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 95,419,000 (278,175)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 79,283,000 (301,773)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 127,576,000 (370,490)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 142,713,000 (543,206)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 158,567,000 (603,550)
$ (4,597,218)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
c
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
GS — Goldman Sachs International
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 275,116 $ 2,031,253 $ 32,615,790 $ 34,922,159
Preferred Stocks 46,320,285 270,097,977 27,723,826 344,142,088
Warrants — 256 248 504

MACRO OPPORTUNITIES FUND
March 31, 2026
216 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Rights $ — $ — $ 2 $ 2
Exchange-Traded Funds 16,258,500 — — 16,258,500
Mutual Funds 326,305,352 — — 326,305,352
Money Market Funds 87,043,796 — — 87,043,796
Corporate Bonds — 2,384,238,664 272,288,791 2,656,527,455
Collateralized Mortgage Obligations — 2,633,827,899 8,989,737 2,642,817,636
Senior Floating Rate Interests — 2,021,092,676 326,512,177 2,347,604,853
Asset-Backed Securities — 1,687,427,310 446,576,272 2,134,003,582
Foreign Government Debt — 123,833,463 — 123,833,463
U.S. Treasury Bills — 103,709,934 — 103,709,934
Convertible Bonds — 21,863,196 — 21,863,196
Options Purchased 2,743,293 3,153 — 2,746,446
Interest Rate Swaptions Purchased — 6,337,248 — 6,337,248
Interest Rate Futures Contracts
a
2,555,561 — — 2,555,561
Commodity Futures Contracts
a
2,038,075 — — 2,038,075
Credit Default Swap Agreements
a
— 2,986,477 — 2,986,477
Interest Rate Swap Agreements
a
— 504,491 — 504,491
Equity Index Swap Agreements
a
— 2,654,290 — 2,654,290
Forward Foreign Currency Exchange Contracts
a
— 3,681,912 — 3,681,912
Unfunded Loan Commitments ( Note 9 )
a
— — 1,481,962 1,481,962
Total Assets $ 483,539,978 $ 9,264,290,199 $ 1,116,188,805 $ 10,864,018,982
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 2,520,223 $ 2,360,029 $ — $ 4,880,252
Interest Rate Swaptions Written — 5,492,611 — 5,492,611
Interest Rate Futures Contracts
a
3,813,205 — — 3,813,205
Credit Default Swap Agreements
a
— 1,225,268 — 1,225,268
Interest Rate Swap Agreements
a
— 4,279,818 — 4,279,818
Equity Index Swap Agreements
a
— 576,427 — 576,427
Forward Foreign Currency Exchange Contracts
a
— 15,627 — 15,627
Unfunded Loan Commitments ( Note 9 )
a
— — 518,635 518,635
Total Liabilities $ 6,333,428 $ 13,949,780 $ 518,635 $ 20,801,843
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 205,445,056
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 108,719,994 Yield Analysis Yield 5.1%-8.6% 7.3%
Asset-Backed Securities 54,750,000 Third Party Pricing Trade Price — —
Asset-Backed Securities 31,442,500 Third Party Pricing Broker Quote — —
Asset-Backed Securities 27,202,063 Model Price Purchase Price — —
Asset-Backed Securities 19,016,659 Third Party Pricing Vendor Price — —
Collateralized Mortgage
Obligations 8,319,126
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 670,611 Third Party Pricing Vendor Price — —
Common Stocks 29,973,979 Model Price Purchase Price — —
Common Stocks 2,512,599 Enterprise Value Valuation Multiple 1.4x-7.0x 6.2x

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$42,168,096 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$6,729,181 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Common Stocks $ 129,212 Model Price Liquidation Value — —
Corporate Bonds 124,295,214
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 118,836,188 Third Party Pricing Broker Quote — —
Corporate Bonds 25,491,199 Model Price Purchase Price — —
Corporate Bonds 3,666,189 Third Party Pricing Trade Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 27,723,778 Yield Analysis Yield 5.6% —
Preferred Stocks 48 Model Price Liquidation Value — —
Rights 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 177,668,997 Model Price Purchase Price — —
Senior Floating Rate Interests 77,987,963 Yield Analysis Yield 3.0%-15.5% 10.6%
Senior Floating Rate Interests 66,128,243 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 4,726,974 Model Price Liquidation Value — —
Unfunded Loan Commitments 1,481,962 Model Price Purchase Price — —
Warrants 248 Model Price Liquidation Value — —
Total Assets $ 1,116,188,805
Liabilities:
Unfunded Loan Commitments $ 518,635 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 317,793,322 $ 122,498,185 $ (24,326,137) $ 1,411 $ 3,636,614
Corporate Bonds 213,314,428 72,222,518 (10,035,786) (10,513) (671)
Senior Floating Rate Interests 256,931,637 155,890,752 (87,068,890) 150,859 14,276
Warrants 248 4,546 (4,546) — —
Common Stocks 27,796,504 4,079,310 (52,964) — (4,654)
Preferred Stocks 27,721,474 — — — —
Rights 2 — — — —
Collateralized Mortgage Obligations 5,222,772 3,304,086 (49,166) (9,536) 469

MACRO OPPORTUNITIES FUND
March 31, 2026
218 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Unfunded Loan Commitments $ 956,434 $ 1,137,521 $ — $ 211 $ (525)
Total Assets $ 849,736,821 $ 359,136,918 $ (121,537,489) $ 132,432 $ 3,645,509
Liabilities
Unfunded Loan Commitments $ — $ (8,751) $ 1,694,921 $ — $ (1,686,170)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ (4,185,712) $ 37,887,770 $ (6,729,181) $ 446,576,272 $ (2,195,941)
Corporate Bonds (3,201,185) — — 272,288,791 (4,906,954)
Senior Floating Rate Interests (3,016,124) 3,609,667 — 326,512,177 (2,659,172)
Warrants — — — 248 —
Common Stocks 797,594 — — 32,615,790 757,469
Preferred Stocks 2,304 48 — 27,723,826 2,304
Rights — — — 2 —
Collateralized Mortgage Obligations (149,499) 670,611 — 8,989,737 (149,499)
Unfunded Loan Commitments (611,679) — — 1,481,962 (611,679)
Total Assets $ (10,364,301) $ 42,168,096 $ (6,729,181) $ 1,116,188,805 $ (9,763,472)
Liabilities
Unfunded Loan Commitments $ (518,635) $ — $ — $ (518,635) $ (518,635)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
BRAVO Residential Funding Trust 2025-CES2, 5.19% due
07/26/55 6.19% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due
07/25/65 6.81% 07/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28 — —
CIM TRUST 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29
COLT Mortgage Loan Trust 2025-3, 5.71% due 03/25/70 6.71% 02/01/29 — —
Cross Mortgage Trust 2026-NQM3, 5.48% due 03/25/71 6.48% 03/01/30 — —
Cross Mortgage Trust 2025-H6, 5.64% due 07/25/70 6.64% 07/01/29 — —
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27 — —
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44 2.00% 10/15/26 — —
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44 2.00% 10/15/26 — —
GCAT Trust 2025-NQM1, 5.83% due 11/25/69 6.83% 04/01/29 — —
GCAT Trust 2025-NQM4, 5.88% due 06/25/70 6.88% 07/01/29 — —
GCAT Trust 2025-NQM3, 5.96% due 05/25/70 6.96% 06/01/29 — —

MACRO OPPORTUNITIES FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26 — —
GCAT Trust 2023-NQM2, 6.60% due 11/25/67 7.60% 01/01/27 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.49%
due 11/25/65 6.49% 08/01/29 — —
HOMES Trust 2025-AFC3, 5.34% due 08/25/60 6.34% 09/01/29 — —
HOMES Trust 2025-AFC2, 5.73% due 06/25/60 6.73% 06/01/29 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2025-3, 6.26% due 05/25/30 9.26% 05/01/28 10.26% 05/01/29
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 9.77% 08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2025-2, 6.47% due 05/25/30 9.47% 05/01/28 10.47% 05/01/29
RCKT Mortgage Trust 2025-CES7, 5.73% due 07/25/55 6.73% 07/01/29 — —
Saluds Grade Alternative Mortgage Trust 2025-RRTL1,
5.66% due 10/25/40 6.71% 03/01/28 — —
SG Residential Mortgage Trust 2025-1, 5.35% due 12/25/65 6.35% 12/01/29 — —
Verus Securitization Trust 2025-2, 5.66% due 03/25/70 6.66% 03/01/29 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares /Face
Amount
03/31/26
Investment
Income
Common Stocks
FTAI Aircraft Leasing
Offshore SPV, LP $ 25,143,443 $ 4,062,500 $ — $ — $ 768,036 $ 29,973,979 28,196,605 $ 832,645
BP Holdco LLC* 30,686 — — — (8,168) 22,518 37,539 —
Accuride Corp.* 340 — — — — 340 3,399,497 —
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 140,843,401 100,268,368 (97,000,015) 4,215,804 (5,033,493) 143,294,065 5,836,825 3,248,649

MACRO OPPORTUNITIES FUND
March 31, 2026
220 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares/Face
Amount
03/31/26
Investment
Income
Guggenheim Ultra
Short Duration Fund —
Institutional Class $ 55,726,292 $ 1,213,435 $ — $ — $ (113,888) $ 56,825,839 5,654,312 $ 1,207,856
Guggenheim Strategy
Fund III 28,348,479 703,006 — — (127,154) 28,924,331 1,164,426 698,740
Guggenheim Strategy
Fund II 24,234,787 603,118 — — (138,417) 24,699,488 998,363 599,396
Senior Floating Rate
Interests
Accuride Corp. 8.17%
(3 Month Term SOFR +
3.00%) (in-kind rate was
3.00%) due 3/7/30
◊,a
4,659,526 110,557 — — (392) 4,769,691 2,589,312 44,378
$ 278,986,954 $ 106,960,984 $ (97,000,015) $ 4,215,804 $ (4,653,476) $ 288,510,251 $ 6,631,664
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Payment-in-kind security.

MACRO OPPORTUNITIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $10,961,018,496) $ 10,559,605,963
Investments in affiliated issuers, at value (cost $284,489,093) 288,510,251
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 1,481,962
Foreign currency, at value (cost $3,846,630) 3,861,192
Cash 5,056,192
Segregated cash due from broker 2,292,000
Unrealized appreciation on OTC swap agreements 2,654,290
Unrealized appreciation on forward foreign currency exchange contracts 3,681,912
Prepaid expenses 292,842
Receivables:
Investments sold 2,850,896,358
Interest 79,916,603
Fund shares sold 15,664,091
Variation margin on futures contracts 1,830,889
Due from Investment Adviser 687,607
Foreign tax reclaims 527,354
Variation margin on interest rate swap agreements 294,269
Dividends 215,011
Total assets 13,817,468,786
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 518,635
Options written, at value (premiums received $13,143,667) 10,372,863
Unamortized upfront premiums received on OTC swap agreements 4,444,241
Unrealized depreciation on OTC swap agreements 4,633,246
Unrealized depreciation on forward foreign currency exchange contracts 15,627
Segregated cash due to broker 423,219
Payable for:
Investments purchased 4,483,027,905
Fund shares redeemed 24,546,841
Investment advisory fees 6,613,470
Distributions to shareholders 5,268,576
Transfer agent fees 2,479,440
Variation margin on credit default swap agreements 1,716,451
Fund accounting 227,213
Distribution and service fees 157,479
Trustees’ fees and expenses* 42,200
Other liabilities 159,376
Total liabilities
4,544,646,782
NET ASSETS $ 9,272,822,004
NET ASSETS CONSIST OF:
Paid-in capital $ 10,282,515,635
Total distributable earnings (loss) (1,009,693,631)
Net assets $ 9,272,822,004
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MACRO OPPORTUNITIES FUND
222 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 336,400,763
Capital shares outstanding 13,724,154
Net asset value per share $ 24 .51
Maximum offering price per share (Net asset value divided by 96.00%) $ 25 .53
Class C:
Net assets $ 100,197,293
Capital shares outstanding 4,091,255
Net asset value per share $ 24 .49
Class P:
Net assets $ 25,476,454
Capital shares outstanding 1,038,893
Net asset value per share $ 24 .52
Institutional Class:
Net assets $ 8,661,081,041
Capital shares outstanding 352,741,254
Net asset value per share $ 24 .55
Class R6:
Net assets $ 149,666,453
Capital shares outstanding 6,096,696
Net asset value per share $ 24 .55

MACRO OPPORTUNITIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 6,222,159
Dividends from securities of affiliated issuers 6,587,286
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$50,212) 355,483,506
Interest from securities of affiliated issuers 44,378
Total investment income 368,337,329
EXPENSES:
Investment advisory fees 39,906,154
Distribution and service fees:
Class A 401,130
Class C 518,248
Class P 29,399
Transfer agent fees:
Class A 201,517
Class C 64,202
Class P 16,257
Institutional Class 4,633,942
Class R6 3,019
Administration fees 651,089
Professional fees 521,347
Line of credit fees 271,387
Fund accounting fees 227,213
Trustees’ fees and expenses* 122,888
Custodian fees 48,455
Interest expense 26,865
Miscellaneous 224,678
Recoupment of previously waived fees:
Class P 4,575
Class R6 11,539
Total expenses 47,883,904
Less:
Expenses reimbursed by Adviser:
Institutional Class (3,782,971)
Expenses waived by Adviser (1,396,495)
Earnings credits applied (2,543)
Total waived/reimbursed expenses (5,182,009)
Net expenses 42,701,895
Net investment income 325,635,434

MACRO OPPORTUNITIES FUND
224 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited) (concluded)
CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited) (concluded)
Six Months Ended March 31, 2026
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers $ (177,080,654)
Investments in affiliated issuers 4,215,804
Swap agreements 337,084
Futures contracts 9,928,091
Options purchased 2,205,309
Options written 7,025,833
Forward foreign currency exchange contracts 20,949,505
Foreign currency transactions 6,986,358
Net realized loss (125,432,670)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (228,156,119)
Investments in affiliated issuers (4,653,476)
Swap agreements (1,975,828)
Futures contracts (2,979,270)
Options purchased 1,240,128
Options written 83,491
Forward foreign currency exchange contracts 2,320,814
Foreign currency translations 1,061,192
Net change in unrealized appreciation (depreciation) (233,059,068)
Net realized and unrealized loss (358,491,738)
Net decrease in net assets resulting from operations $ (32,856,304)
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MACRO OPPORTUNITIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 325,635,434 $ 463,104,794
Net realized loss on investments (125,432,670) (73,851,010)
Net change in unrealized appreciation (depreciation) on investments (233,059,068) 130,565,104
Net increase (decrease) in net assets resulting from operations (32,856,304) 519,818,888
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (8,797,216) (17,832,143)
Class C (2,457,360) (5,182,520)
Class P (641,947) (1,287,716)
Institutional Class (247,209,814) (442,516,094)
Class R6 (4,509,560) (8,410,908)
Total distributions to shareholders (263,615,897) (475,229,381)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 84,807,727 100,806,148
Class C 10,904,846 28,887,565
Class P 4,974,743 6,460,472
Institutional Class 1,666,400,521 2,736,955,785
Class R6 14,092,641 48,187,332
Distributions reinvested
Class A 7,140,811 14,614,252
Class C 2,236,757 4,705,273
Class P 636,725 1,274,543
Institutional Class 216,090,713 387,701,090
Class R6 4,493,446 8,379,899
Cost of shares redeemed
Class A (70,904,623) (126,055,692)
Class C (17,926,712) (34,651,504)
Class P (2,686,836) (11,951,393)
Institutional Class (1,156,776,291) (1,791,740,363)
Class R6 (22,965,858) (54,335,254)
Net increase from capital share transactions 740,518,610 1,319,238,153
Net increase in net assets 444,046,409 1,363,827,660
NET ASSETS:
Beginning of period 8,828,775,595 7,464,947,935
End of period $ 9,272,822,004 $ 8,828,775,595

MACRO OPPORTUNITIES FUND
226 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 3,282,936 4,078,485
Class C 398,930 1,168,304
Class P 191,141 261,026
Institutional Class 58,238,971 110,471,337
Class R6 506,348 1,953,208
Shares issued from reinvestment of distributions
Class A 286,817 590,327
Class C 89,887 190,204
Class P 25,563 51,461
Institutional Class 8,664,632 15,633,169
Class R6 180,174 337,953
Shares redeemed
Class A (2,714,173) (5,096,405)
Class C (675,781) (1,403,001)
Class P (98,085) (483,298)
Institutional Class (42,835,577) (72,439,766)
Class R6 (856,354) (2,195,009)
Net increase in shares 24,685,429 53,117,995

MACRO OPPORTUNITIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.97 $ 24.86 $ 23.66 $ 23.36 $ 27.19 $ 26.31
Income (loss) from investment operations:
Net investment income (loss)
b
0 .85 1 .33 1 .39 1 .30 0 .89 0 .91
Net gain (loss) on investments (realized and
unrealized) ( 0 .63 ) 0 .15 1 .34 0 .33 ( 3 .77 ) 1 .04
Total from investment operations 0 .22 1 .48 2 .73 1 .63 ( 2 .88 ) 1 .95
Less distributions from:
Net investment income ( 0 .68 ) ( 1 .37 ) ( 1 .53 ) ( 1 .33 ) ( 0 .95 ) ( 1 .07 )
Total distributions ( 0 .68 ) ( 1 .37 ) ( 1 .53 ) ( 1 .33 ) ( 0 .95 ) ( 1 .07 )
Net asset value, end of period $ 24.51 $ 24.97 $ 24.86 $ 23.66 $ 23.36 $ 27.19
Total Return
c
0 .87% 6 .16% 11 .92% 7 .09% ( 10 .77 ) % 7 .49%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 336,401 $ 321,327 $ 330,519 $ 280,275 $ 327,393 $ 435,293
Ratios to average net assets:
Net investment income (loss) 6 .84% 5 .40% 5 .76% 5 .46% 3 .46% 3 .35%
Total expenses
d
1 .30% 1 .31% 1 .30% 1 .50% 1 .42% 1 .43%
Net expenses
e
1 .27% 1 .27% 1 .25% 1 .44% 1 .37% 1 .37%
Portfolio turnover rate 26% 35% 24% 32% 25% 84%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .27% 1 .26% 1 .24% 1 .32% 1 .33% 1 .33%
Recoupment of previously waived fees
f
— 0 .03% 0 .03% 0 .05% 0 .06% 0 .10%
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.95 $ 24.84 $ 23.64 $ 23.35 $ 27.17 $ 26.29
Income (loss) from investment operations:
Net investment income (loss)
b
0 .76 1 .15 1 .22 1 .12 0 .70 0 .72
Net gain (loss) on investments (realized and
unrealized) ( 0 .63 ) 0 .15 1 .34 0 .32 ( 3 .76 ) 1 .03
Total from investment operations 0 .13 1 .30 2 .56 1 .44 ( 3 .06 ) 1 .75
Less distributions from:
Net investment income ( 0 .59 ) ( 1 .19 ) ( 1 .36 ) ( 1 .15 ) ( 0 .76 ) ( 0 .87 )
Total distributions ( 0 .59 ) ( 1 .19 ) ( 1 .36 ) ( 1 .15 ) ( 0 .76 ) ( 0 .87 )
Net asset value, end of period $ 24.49 $ 24.95 $ 24.84 $ 23.64 $ 23.35 $ 27.17
Total Return
c
0 .50% 5 .39% 11 .13% 6 .25% ( 11 .41 ) % 6 .70%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 100,197 $ 106,740 $ 107,377 $ 103,332 $ 145,469 $ 207,739
Ratios to average net assets:
Net investment income (loss) 6 .10% 4 .65% 5 .05% 4 .72% 2 .70% 2 .64%
Total expenses
d
2 .05% 2 .06% 2 .03% 2 .27% 2 .17% 2 .18%
Net expenses
e
2 .02% 2 .02% 1 .97% 2 .21% 2 .12% 2 .12%
Portfolio turnover rate 26% 35% 24% 32% 25% 84%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 2 .02% 2 .01% 1 .96% 2 .07% 2 .08% 2 .08%
Recoupment of previously waived fees
f
— 0 .04% 0 .04% 0 .04% 0 .06% 0 .08%

MACRO OPPORTUNITIES FUND
228 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.99 $ 24.87 $ 23.67 $ 23.38 $ 27.20 $ 26.32
Income (loss) from investment operations:
Net investment income (loss)
b
0 .85 1 .32 1 .38 1 .30 0 .90 0 .91
Net gain (loss) on investments (realized and
unrealized) ( 0 .64 ) 0 .16 1 .34 0 .32 ( 3 .77 ) 1 .04
Total from investment operations 0 .21 1 .48 2 .72 1 .62 ( 2 .87 ) 1 .95
Less distributions from:
Net investment income ( 0 .68 ) ( 1 .36 ) ( 1 .52 ) ( 1 .33 ) ( 0 .95 ) ( 1 .07 )
Total distributions ( 0 .68 ) ( 1 .36 ) ( 1 .52 ) ( 1 .33 ) ( 0 .95 ) ( 1 .07 )
Net asset value, end of period $ 24.52 $ 24.99 $ 24.87 $ 23.67 $ 23.38 $ 27.20
Total Return 0 .82% 6 .12% 11 .84% 7 .09% ( 10 .77 ) % 7 .48%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 25,476 $ 22,994 $ 27,135 $ 54,987 $ 161,232 $ 162,928
Ratios to average net assets:
Net investment income (loss) 6 .80% 5 .34% 5 .70% 5 .49% 3 .51% 3 .33%
Total expenses
d
1 .35% 1 .38% 1 .37% 1 .66% 1 .45% 1 .45%
Net expenses
e
1 .32% 1 .33% 1 .32% 1 .49% 1 .37% 1 .37%
Portfolio turnover rate 26% 35% 24% 32% 25% 84%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .32% 1 .32% 1 .31% 1 .32% 1 .33% 1 .33%
Recoupment of previously waived fees
f
0 .04% 0 .11% 0 .11% 0 .01% 0 .05% 0 .09%
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 25.01 $ 24.89 $ 23.69 $ 23.40 $ 27.23 $ 26.34
Income (loss) from investment operations:
Net investment income (loss)
b
0 .90 1 .42 1 .47 1 .40 0 .99 1 .02
Net gain (loss) on investments (realized and
unrealized) ( 0 .63 ) 0 .16 1 .35 0 .32 ( 3 .76 ) 1 .05
Total from investment operations 0 .27 1 .58 2 .82 1 .72 ( 2 .77 ) 2 .07
Less distributions from:
Net investment income ( 0 .73 ) ( 1 .46 ) ( 1 .62 ) ( 1 .43 ) ( 1 .06 ) ( 1 .18 )
Total distributions ( 0 .73 ) ( 1 .46 ) ( 1 .62 ) ( 1 .43 ) ( 1 .06 ) ( 1 .18 )
Net asset value, end of period $ 24.55 $ 25.01 $ 24.89 $ 23.69 $ 23.40 $ 27.23
Total Return 1 .05% 6 .50% 12 .28% 7 .47% ( 10 .39 ) % 7 .91%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 8,661,081 $ 8,221,001 $ 6,846,334 $ 5,228,680 $ 5,397,131 $ 6,906,534
Ratios to average net assets:
Net investment income (loss) 7 .19% 5 .73% 6 .08% 5 .86% 3 .85% 3 .74%
Total expenses
d
1 .03% 1 .05% 1 .03% 1 .18% 1 .09% 1 .08%
Net expenses
e
0 .91% 0 .92% 0 .91% 1 .03% 0 .96% 0 .96%
Portfolio turnover rate 26% 35% 24% 32% 25% 84%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .91% 0 .91% 0 .90% 0 .91% 0 .92% 0 .92%
Recoupment of previously waived fees
f
— 0.00%
*
0.00%
*
0.00%
*
— —

MACRO OPPORTUNITIES FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
Class R6
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 25.01 $ 24.89 $ 23.69 $ 23.39 $ 27.22 $ 26.34
Income (loss) from investment operations:
Net investment income (loss)
b
0 .90 1 .42 1 .48 1 .40 0 .98 1 .02
Net gain (loss) on investments (realized and
unrealized) ( 0 .63 ) 0 .16 1 .34 0 .33 ( 3 .75 ) 1 .04
Total from investment operations 0 .27 1 .58 2 .82 1 .73 ( 2 .77 ) 2 .06
Less distributions from:
Net investment income ( 0 .73 ) ( 1 .46 ) ( 1 .62 ) ( 1 .43 ) ( 1 .06 ) ( 1 .18 )
Total distributions ( 0 .73 ) ( 1 .46 ) ( 1 .62 ) ( 1 .43 ) ( 1 .06 ) ( 1 .18 )
Net asset value, end of period $ 24.55 $ 25.01 $ 24.89 $ 23.69 $ 23.39 $ 27.22
Total Return 1 .05% 6 .54% 12 .28% 7 .51% ( 10 .39 ) % 7 .91%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 149,666 $ 156,714 $ 153,582 $ 187,717 $ 124,888 $ 197,067
Ratios to average net assets:
Net investment income (loss) 7 .20% 5 .74% 6 .10% 5 .85% 3 .79% 3 .74%
Total expenses
d
0 .94% 0 .96% 0 .96% 1 .07% 1 .00% 1 .01%
Net expenses
e
0 .91% 0 .92% 0 .91% 1 .01% 0 .96% 0 .96%
Portfolio turnover rate 26% 35% 24% 32% 25% 84%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .91% 0 .91% 0 .90% 0 .91% 0 .92% 0 .92%
Recoupment of previously waived fees
f
0 .01% 0 .02% 0 .01% 0 .01% 0.00%
*
0.00%
*
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

MUNICIPAL INCOME FUND
March 31, 2026
230 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 1 .3%
BlackRock Liquidity Funds
MuniCash — Institutional
Shares, 2.23%
b
532,735 $ 532,788
Total Money Market Funds
(Cost $532,788) 532,788
FACE
AMOUNT
MUNICIPAL BONDS - 97 .7%
CALIFORNIA - 9 .2%
Newport Mesa Unified School
District General Obligation
Unlimited
due 08/01/39
c
$ 1,300,000 778,082
San Bernardino Community
College District General
Obligation Unlimited
due 08/01/49
c
2,000,000 594,606
California Municipal Finance
Authority Revenue Bonds
5.00% due 07/01/50 500,000 513,446
California Statewide
Communities Development
Authority Revenue Bonds
5.25% due 08/15/52 500,000 503,759
Alameda Corridor
Transportation Authority
Revenue Bonds
—% due 10/01/51
d
500,000 285,236
California Enterprise
Development Authority
Revenue Bonds
5.00% due 06/01/34
e
250,000 259,531
El Monte Union High School
District General Obligation
Unlimited
due 06/01/43
c
500,000 229,768
Westside Elementary School
District General Obligation
Unlimited
5.00% due 08/01/48 155,000 157,465
FHLMC Multifamily VRD
Certificates Revenue Bonds
2.40% due 10/15/29 150,000 143,102
M-S-R Energy Authority
Revenue Bonds
6.13% due 11/01/29 130,000 136,286
Department of Veterans Affairs
Veteran's Farm & Home
Purchase Program Revenue
Bonds
3.45% due 12/01/39 110,000 104,989
Total California 3,706,270
TEXAS - 7 .7%
Prosper Independent School
District General Obligation
Unlimited
5.00% due 02/15/28 600,000 627,316
New Hope Cultural Education
Facilities Finance Corp.
Revenue Bonds
5.50% due 08/15/49 500,000 536,866
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
TEXAS - 7.7% (continued)
State of Texas General
Obligation Unlimited
5.00% due 08/01/27 $ 500,000 $ 516,403
Eagle Pass Independent School
District General Obligation
Unlimited
5.00% due 08/15/27 275,000 277,476
County of Fort Bend Texas Toll
Road Revenue Bonds
5.25% due 03/01/55 250,000 259,109
Harris County-Houston Sports
Authority Revenue Bonds
due 11/15/53
c
1,000,000 240,108
Arlington Higher Education
Finance Corp. Revenue
Bonds
5.00% due 12/01/46 200,000 196,797
Midland Independent School
District General Obligation
Unlimited
5.00% due 02/15/28 180,000 188,296
Central Texas Regional Mobility
Authority Revenue Bonds
5.00% due 01/01/45 100,000 102,404
Hutto Independent School
District General Obligation
Unlimited
5.00% due 08/01/49 100,000 101,206
Texas Municipal Gas Acquisition
and Supply Corp. I Revenue
Bonds
6.25% due 12/15/26 35,000 35,831
Total Texas 3,081,812
MICHIGAN - 6 .5%
Michigan Technological
University Revenue Bonds
5.25% due 10/01/53 1,000,000 1,033,182
Lakeview School District
General Obligation Unlimited
5.00% due 05/01/29 650,000 693,849
5.00% due 05/01/27 240,000 246,195
Ypsilanti School District General
Obligation Unlimited
5.00% due 05/01/28 350,000 350,696
Dansville Schools General
Obligation Unlimited
5.00% due 05/01/28 260,000 272,550
Total Michigan 2,596,472
OREGON - 6 .2%
Albany Hospital Facility
Authority Revenue Bonds
5.38% due 05/15/54 990,000 991,983
Clackamas & Washington
Counties School District No. 3
General Obligation Unlimited
due 06/15/48
c
2,000,000 630,063
due 06/15/50
c
400,000 111,776
due 06/15/49
c
350,000 103,913

MUNICIPAL INCOME FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
OREGON - 6.2% (continued)
Salem-Keizer School District
No. 24J General Obligation
Unlimited
due 06/15/40
c
$ 1,250,000 $ 667,461
Total Oregon 2,505,196
PENNSYLVANIA - 5 .3%
Pennsylvania Housing Finance
Agency Revenue Bonds
4.95% due 10/01/38 740,000 772,458
5.20% due 04/01/53 200,000 201,578
School District of Philadelphia
General Obligation Limited
5.25% due 09/01/43 575,000 619,230
Philadelphia Authority for
Industrial Development
Revenue Bonds
5.50% due 07/01/53 500,000 528,167
Total Pennsylvania 2,121,433
NEW YORK - 4 .5%
New York State Dormitory
Authority Revenue Bonds
5.25% due 07/01/55 500,000 520,832
5.00% due 07/01/51 300,000 304,157
Westchester County Local
Development Corp. Revenue
Bonds
5.75% due 11/01/53 750,000 792,750
New York City Housing
Development Corp. Revenue
Bonds
4.80% due 02/01/53 200,000 195,896
Total New York 1,813,635
TENNESSEE - 4 .3%
Metropolitan Government
Nashville & Davidson
County Health & Educational
Facilities Board Revenue
Bonds
2.25% due 07/01/45 1,489,444 1,000,911
2.48% due 12/01/37 199,271 159,792
Tennessee Housing
Development Agency
Revenue Bonds
5.10% due 07/01/45 285,000 290,991
Metropolitan Government of
Nashville & Davidson County
Tennessee Water & Sewer
Revenue Bonds
5.25% due 07/01/55 250,000 259,988
Total Tennessee 1,711,682
WASHINGTON - 4 .2%
Snohomish County Public Utility
District No. 1 Electric System
Revenue Bonds
5.25% due 12/01/55 1,000,000 1,043,955
University of Washington
Revenue Bonds
5.00% due 04/01/28 250,000 261,877
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
WASHINGTON - 4.2% (continued)
Central Puget Sound Regional
Transit Authority Revenue
Bonds
5.00% due 11/01/41 $ 200,000 $ 201,731
Washington State Convention
Center Public Facilities
District Revenue Bonds
4.00% due 07/01/48 210,000 177,957
Total Washington 1,685,520
GEORGIA - 4 .0%
State of Georgia General
Obligation Unlimited
5.00% due 01/01/31 1,000,000 1,104,635
Columbia County Hospital
Authority Revenue Bonds
5.00% due 04/01/48 500,000 513,929
Total Georgia 1,618,564
ILLINOIS - 3 .6%
Cook County Community
College District No. 508
General Obligation Unlimited
5.50% due 12/01/55 500,000 524,397
Chicago O'Hare International
Airport Revenue Bonds
5.25% due 01/01/56 500,000 516,851
Illinois Finance Authority
Revenue Bonds
5.00% due 08/15/26 400,000 403,021
Total Illinois 1,444,269
NEBRASKA - 3 .1%
Nebraska Investment Finance
Authority Revenue Bonds
4.95% due 09/01/38 1,000,000 1,042,485
Central Plains Energy Project
Revenue Bonds
5.00% due 09/01/29 200,000 208,352
Total Nebraska 1,250,837
ARIZONA - 3 .1%
Arizona Industrial Development
Authority Revenue Bonds
5.50% due 11/01/56 1,000,000 1,034,642
Salt Verde Financial Corp.
Revenue Bonds
5.00% due 12/01/32 200,000 212,777
Total Arizona 1,247,419
NEW MEXICO - 2 .8%
New Mexico Mortgage Finance
Authority Revenue Bonds
5.20% due 09/01/55 500,000 505,373
4.75% due 09/01/51 350,000 346,875
4.95% due 09/01/38 245,000 255,888
Total New Mexico 1,108,136
MAINE - 2 .6%
Maine Health & Higher
Educational Facilities
Authority Revenue Bonds
5.25% due 07/01/48 1,000,000 1,045,027

MUNICIPAL INCOME FUND
March 31, 2026
232 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
RHODE ISLAND - 2 .6%
Rhode Island Health and
Educational Building Corp.
Revenue Bonds
5.00% due 05/15/31 $ 500,000 $ 538,526
5.25% due 05/15/54 500,000 503,360
Total Rhode Island 1,041,886
MISSOURI - 2 .5%
Missouri Housing Development
Commission Revenue Bonds
5.15% due 11/01/55 500,000 505,177
5.00% due 11/01/50 500,000 502,727
Total Missouri 1,007,904
SOUTH CAROLINA - 2 .2%
South Carolina Public Service
Authority Revenue Bonds
5.00% due 12/01/55 500,000 506,605
Charleston County Airport
District Revenue Bonds
5.00% due 07/01/43 200,000 206,368
South Carolina State Housing
Finance & Development
Authority Revenue Bonds
4.70% due 01/01/55 195,000 189,131
Total South Carolina 902,104
NORTH CAROLINA - 2 .1%
Inlivian Revenue Bonds
2.02% due 04/01/42 968,711 655,213
North Carolina Medical Care
Commission Revenue Bonds
5.13% due 10/01/56 190,000 191,047
Total North Carolina 846,260
MASSACHUSETTS - 1 .9%
Massachusetts Development
Finance Agency Revenue
Bonds
5.00% due 07/01/50 500,000 516,545
5.00% due 10/01/34 150,000 159,751
5.00% due 06/01/35 90,000 100,268
Total Massachusetts 776,564
MARYLAND - 1 .9%
Maryland Economic
Development Corp. Revenue
Bonds
5.00% due 07/01/45 500,000 520,006
Maryland Department of
Housing & Community
Development Revenue Bonds
5.10% due 03/01/52 250,000 252,058
Total Maryland 772,064
OHIO - 1 .9%
Ohio Housing Finance Agency
Revenue Bonds
5.25% due 09/01/55 500,000 507,658
State of Ohio Revenue Bonds
5.00% due 10/01/27 250,000 259,165
Total Ohio 766,823
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
COLORADO - 1 .6%
City & County of Denver
Colorado Airport System
Revenue Bonds
5.00% due 12/01/28 $ 200,000 $ 210,417
Canyons Metropolitan District
No. 5 General Obligation
Limited
4.13% due 12/01/54 200,000 171,693
City & County of Denver
Colorado Pledged Excise Tax
Revenue Bonds
due 08/01/30
c
200,000 169,444
Colorado School of Mines
Revenue Bonds
5.00% due 12/01/47 100,000 100,571
Total Colorado 652,125
OKLAHOMA - 1 .4%
Oklahoma Development
Finance Authority Revenue
Bonds
5.00% due 08/15/28 350,000 359,942
Oklahoma City Airport Trust
Revenue Bonds
5.00% due 07/01/30 200,000 207,782
Total Oklahoma 567,724
FLORIDA - 1 .3%
Mid-Bay Bridge Authority
Revenue Bonds
5.00% due 10/01/40 250,000 267,305
Florida Housing Finance Corp.
Revenue Bonds
5.13% due 01/01/56 250,000 251,587
Total Florida 518,892
LOUISIANA - 1 .3%
Louisiana Public Facilities
Authority Revenue Bonds
5.25% due 07/01/65 500,000 512,805
5.00% due 05/15/47
f
5,000 4,965
Total Louisiana 517,770
WEST VIRGINIA - 1 .3%
West Virginia Hospital Finance
Authority Revenue Bonds
5.00% due 06/01/42 300,000 302,575
5.50% due 06/01/50 200,000 209,004
Total West Virginia 511,579
IDAHO - 1 .3%
Idaho Housing & Finance
Association Revenue Bonds
5.15% due 07/01/45 500,000 511,457
ALABAMA - 1 .3%
Alabama Housing Finance
Authority Revenue Bonds
5.13% due 10/01/50 500,000 506,707

MUNICIPAL INCOME FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
KENTUCKY - 0 .9%
City of Somerset General
Obligation Unlimited
5.00% due 06/01/28 $ 350,000 $ 366,234
PUERTO RICO - 0 .8%
Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
Bonds
5.00% due 07/01/58 350,000 332,727
ARKANSAS - 0 .8%
County of Baxter Arkansas
Revenue Bonds
5.00% due 09/01/26 330,000 331,016
MONTANA - 0 .7%
Montana Board of Housing
Revenue Bonds
4.80% due 12/01/51 300,000 297,657
UTAH - 0 .7%
Downtown Revitalization
Public Infrastructure District
Revenue Bonds
5.50% due 06/01/55 250,000 264,906
A
A
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 97.7% (continued)
ALASKA - 0 .6%
University of Alaska Revenue
Bonds
5.00% due 10/01/40 $ 260,000 $ 261,177
VERMONT - 0 .5%
Vermont Educational & Health
Buildings Financing Agency
Revenue Bonds
5.00% due 12/01/46 200,000 199,980
CONNECTICUT - 0 .5%
New Haven Housing Authority
Revenue Bonds
2.26% due 05/01/38 236,342 181,453
WISCONSIN - 0 .3%
Public Finance Authority
Revenue Bonds
4.50% due 07/15/49
e
150,000 131,579
KANSAS - 0 .2%
University of Kansas Hospital
Authority Revenue Bonds
5.00% due 09/01/48 100,000 100,355
Total Municipal Bonds
(Cost $40,852,966) 39,303,215
Total Investments - 99.0%
(Cost $41,385,754) $ 39,836,003
Other Assets & Liabilities, net - 1.0% 400,347
Total Net Assets - 100.0% $ 40,236,350
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of March 31, 2026.
c
Zero coupon rate security.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. The coupon rate will increase to 5.20% at 10/01/2037.
e
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $391,110 (cost $411,506), or 1.0% of total net assets.
f
Value determined based on Level 3 inputs — See Note 4 .
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.52% Annually 09/18/35 $ 600,000 $ 16,476 $ 3,549 $ 12,927

MUNICIPAL INCOME FUND
March 31, 2026
234 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.81% Annually 09/11/40 $ 450,000 $ 12,262 $ 304 $ 11,958
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.16% Annually 07/25/50 2,100,000 1,804 (6,620) 8,424
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.01% Annually 06/23/55 550,000 12,674 5,553 7,121
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.99% Annually 08/26/40 600,000 4,677 303 4,374
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.07% Annually 03/23/46 200,000 2,479 — 2,479
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 2,000,000 (21,272) (3,309) (17,963)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.41% Annually 08/26/30 3,625,000 (41,856) 5,841 (47,697)
$ (12,756) $ 5,621 $ (18,377)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 532,788 $ — $ — $ 532,788
Municipal Bonds — 39,298,250 4,965 39,303,215
Interest Rate Swap Agreements
a
— 47,283 — 47,283
Total Assets $ 532,788 $ 39,345,533 $ 4,965 $ 39,883,286
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 65,660 $ — $ 65,660
a
Reported as unrealized appreciation/depreciation at period end.

MUNICIPAL INCOME FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments, at value (cost $41,385,754) $ 39,836,003
Segregated cash due from broker 303,000
Prepaid expenses 70,440
Receivables:
Investments sold 584,285
Interest 411,357
Fund shares sold 87,244
Due from Investment Adviser 16,052
Variation margin on interest rate swap agreements 3,210
Total assets 41,311,591
LIABILITIES:
Payable for:
Investments purchased 987,792
Fund shares redeemed 28,927
Transfer agent fees 17,466
Investment advisory fees 16,558
Distributions to shareholders 7,541
Distribution and service fees 3,114
Trustees’ fees and expenses* 2,119
Fund accounting 1,014
Other liabilities 10,710
Total liabilities
1,075,241
NET ASSETS $ 40,236,350
NET ASSETS CONSIST OF:
Paid-in capital $ 46,889,844
Total distributable earnings (loss) (6,653,494)
Net assets $ 40,236,350
Class A:
Net assets $ 13,789,999
Capital shares outstanding 1,202,487
Net asset value per share $ 11 .47
Maximum offering price per share (Net asset value divided by 96.00%) $ 11 .95
Class C:
Net assets $ 271,256
Capital shares outstanding 23,668
Net asset value per share $ 11 .46
Class P:
Net assets $ 108,731
Capital shares outstanding 9,483
Net asset value per share $ 11 .47
Institutional Class:
Net assets $ 26,066,364
Capital shares outstanding 2,272,297
Net asset value per share $ 11 .47
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MUNICIPAL INCOME FUND
236 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 15,460
Interest
797,011
Total investment income 812,471
EXPENSES:
Investment advisory fees 96,294
Distribution and service fees:
Class A 17,949
Class C 1,245
Class P 117
Transfer agent fees:
Class A 10,953
Class C 390
Class P 251
Institutional Class 23,175
Registration and filing fees 22,453
Professional fees 19,461
Trustees’ fees and expenses* 14,493
Administration fees 2,708
Custodian fees 1,164
Fund accounting fees 963
Line of credit fees 65
Miscellaneous 14,622
Total expenses 226,303
Less:
Expenses reimbursed by Adviser:
Class A (37,536)
Class C (856)
Class P (417)
Institutional Class (66,577)
Expenses waived by Adviser (2,597)
Earnings credits applied (126)
Total waived/reimbursed expenses (108,109)
Net expenses 118,194
Net investment income 694,277
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (144,989)
Swap agreements 52,030
Net realized loss (92,959)
Net change in unrealized appreciation (depreciation) on:
Investments 22,871
Swap agreements 53,738
Net change in unrealized appreciation (depreciation) 76,609
Net realized and unrealized loss (16,350)
Net increase in net assets resulting from operations $ 677,927
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

MUNICIPAL INCOME FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 694,277 $ 883,759
Net realized gain (loss) on investments (92,959) 1,127,791
Net change in unrealized appreciation (depreciation) on investments 76,609 (1,231,362)
Net increase in net assets resulting from operations 677,927 780,188
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (243,072) (470,581)
Class C (3,278) (10,567)
Class P (1,593) (2,913)
Institutional Class (433,061) (431,688)
Total distributions to shareholders (681,004) (915,749)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 83,325 1,021,017
Class C 63,037 28,249
Class P 42,900 7,813
Institutional Class 5,964,512 19,468,785
Distributions reinvested
Class A 203,268 399,295
Class C 2,801 9,752
Class P 1,593 2,913
Institutional Class 432,150 429,428
Cost of shares redeemed
Class A (958,866) (3,316,150)
Class C (81,907) (358,929)
Class P (605) (68,764)
Institutional Class (1,428,097) (2,466,527)
Net increase from capital share transactions 4,324,111 15,156,882
Net increase in net assets 4,321,034 15,021,321
NET ASSETS:
Beginning of period 35,915,316 20,893,995
End of period $ 40,236,350 $ 35,915,316
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 7,207 91,177
Class C 5,434 2,493
Class P 3,696 691
Institutional Class 514,531 1,713,708
Shares issued from reinvestment of distributions
Class A 17,528 35,306
Class C 242 861
Class P 137 257
Institutional Class 37,263 38,149
Shares redeemed
Class A (82,719) (295,300)
Class C (7,089) (31,978)
Class P (52) (6,095)
Institutional Class (123,205) (219,702)
Net increase in shares 372,973 1,329,567

MUNICIPAL INCOME FUND
238 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 11.45 $ 11.57 $ 10.77 $ 10.97 $ 13.46 $ 13.23
Income (loss) from investment operations:
Net investment income (loss)
b
0 .20 0 .33 0 .32 0 .23 0 .23 0 .25
Net gain (loss) on investments (realized and
unrealized) 0 .02
c
( 0 .10 ) 0 .86 ( 0 .04 ) ( 2 .44 ) 0 .23
Total from investment operations 0 .22 0 .23 1 .18 0 .19 ( 2 .21 ) 0 .48
Less distributions from:
Net investment income ( 0 .20 ) ( 0 .35 ) ( 0 .36 ) ( 0 .25 ) ( 0 .22 ) ( 0 .23 )
Net realized gains — — — ( 0 .14 ) ( 0 .06 ) ( 0 .02 )
Return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .20 ) ( 0 .35 ) ( 0 .38 ) ( 0 .39 ) ( 0 .28 ) ( 0 .25 )
Net asset value, end of period $ 11.47 $ 11.45 $ 11.57 $ 10.77 $ 10.97 $ 13.46
Total Return
d
1 .87% 2 .04% 11 .10% 1 .67% ( 16 .67 ) % 3 .67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 13,790 $ 14,438 $ 16,541 $ 28,909 $ 43,354 $ 63,359
Ratios to average net assets:
Net investment income (loss) 3 .46% 2 .92% 2 .83% 2 .06% 1 .84% 1 .82%
Total expenses 1 .30% 1 .65% 1 .59% 1 .20% 1 .18% 1 .17%
Net expenses
e
0 .76% 0 .78% 0 .79% 0 .78% 0 .79% 0 .80%
Portfolio turnover rate 14% 39% 59% 11% 14% 22%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .76% 0 .78% 0 .77% 0 .78% 0 .78% 0 .79%
Recoupment of previously waived fees
f
— — — 0.00%
*
0 .02% —

MUNICIPAL INCOME FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 11.45 $ 11.56 $ 10.76 $ 10.96 $ 13.45 $ 13.22
Income (loss) from investment operations:
Net investment income (loss)
b
0 .16 0 .25 0 .24 0 .15 0 .14 0 .15
Net gain (loss) on investments (realized and
unrealized) —
c
( 0 .10 ) 0 .86 ( 0 .04 ) ( 2 .45 ) 0 .23
Total from investment operations 0 .16 0 .15 1 .10 0 .11 ( 2 .31 ) 0 .38
Less distributions from:
Net investment income ( 0 .15 ) ( 0 .26 ) ( 0 .28 ) ( 0 .17 ) ( 0 .12 ) ( 0 .13 )
Net realized gains — — — ( 0 .14 ) ( 0 .06 ) ( 0 .02 )
Return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .15 ) ( 0 .26 ) ( 0 .30 ) ( 0 .31 ) ( 0 .18 ) ( 0 .15 )
Net asset value, end of period $ 11.46 $ 11.45 $ 11.56 $ 10.76 $ 10.96 $ 13.45
Total Return
d
1 .41% 1 .27% 10 .38% 0 .91% ( 17 .23 ) % 2 .91%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 271 $ 287 $ 621 $ 847 $ 1,063 $ 1,769
Ratios to average net assets:
Net investment income (loss) 2 .71% 2 .17% 2 .10% 1 .30% 1 .08% 1 .08%
Total expenses 2 .22% 2 .58% 2 .42% 2 .00% 1 .97% 1 .97%
Net expenses
e
1 .51% 1 .53% 1 .54% 1 .54% 1 .54% 1 .55%
Portfolio turnover rate 14% 39% 59% 11% 14% 22%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .51% 1 .53% 1 .53% 1 .53% 1 .53% 1 .54%
Recoupment of previously waived fees
f
— — — 0 .01% 0 .01% —
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 11.45 $ 11.57 $ 10.76 $ 10.97 $ 13.45 $ 13.22
Income (loss) from investment operations:
Net investment income (loss)
b
0 .20 0 .33 0 .32 0 .23 0 .23 0 .25
Net gain (loss) on investments (realized and
unrealized) 0 .02
c
( 0 .10 ) 0 .87 ( 0 .05 ) ( 2 .43 ) 0 .23
Total from investment operations 0 .22 0 .23 1 .19 0 .18 ( 2 .20 ) 0 .48
Less distributions from:
Net investment income ( 0 .20 ) ( 0 .35 ) ( 0 .36 ) ( 0 .25 ) ( 0 .22 ) ( 0 .23 )
Net realized gains — — — ( 0 .14 ) ( 0 .06 ) ( 0 .02 )
Return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .20 ) ( 0 .35 ) ( 0 .38 ) ( 0 .39 ) ( 0 .28 ) ( 0 .25 )
Net asset value, end of period $ 11.47 $ 11.45 $ 11.57 $ 10.76 $ 10.97 $ 13.45
Total Return 1 .87% 2 .03% 11 .20% 1 .58% ( 16 .61 ) % 3 .67%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 109 $ 65 $ 125 $ 114 $ 129 $ 220
Ratios to average net assets:
Net investment income (loss) 3 .45% 2 .90% 2 .84% 2 .04% 1 .81% 1 .83%
Total expenses 1 .66% 2 .06% 1 .84% 1 .51% 1 .47% 1 .38%
Net expenses
e
0 .76% 0 .78% 0 .78% 0 .78% 0 .79% 0 .80%
Portfolio turnover rate 14% 39% 59% 11% 14% 22%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .76% 0 .78% 0 .77% 0 .78% 0 .78% 0 .79%
Recoupment of previously waived fees
f
— — — 0.00%
*
0 .01% —

MUNICIPAL INCOME FUND
240 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 11.46 $ 11.58 $ 10.77 $ 10.97 $ 13.46 $ 13.23
Income (loss) from investment operations:
Net investment income (loss)
b
0 .21 0 .35 0 .34 0 .26 0 .26 0 .28
Net gain (loss) on investments (realized and
unrealized) 0 .01
c
( 0 .09 ) 0 .88 ( 0 .03 ) ( 2 .44 ) 0 .24
Total from investment operations 0 .22 0 .26 1 .22 0 .23 ( 2 .18 ) 0 .52
Less distributions from:
Net investment income ( 0 .21 ) ( 0 .38 ) ( 0 .39 ) ( 0 .29 ) ( 0 .25 ) ( 0 .27 )
Net realized gains — — — ( 0 .14 ) ( 0 .06 ) ( 0 .02 )
Return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .21 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 ) ( 0 .31 ) ( 0 .29 )
Net asset value, end of period $ 11.47 $ 11.46 $ 11.58 $ 10.77 $ 10.97 $ 13.46
Total Return 1 .91% 2 .31% 11 .48% 1 .93% ( 16 .46 ) % 3 .93%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 26,066 $ 21,125 $ 3,606 $ 10,826 $ 4,629 $ 12,772
Ratios to average net assets:
Net investment income (loss) 3 .70% 3 .13% 3 .06% 2 .30% 2 .04% 2 .08%
Total expenses 1 .09% 1 .26% 1 .41% 0 .96% 0 .98% 0 .96%
Net expenses
e
0 .51% 0 .53% 0 .54% 0 .53% 0 .54% 0 .55%
Portfolio turnover rate 14% 39% 59% 11% 14% 22%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .51% 0 .52% 0 .52% 0 .53% 0 .54% 0 .55%
Recoupment of previously waived fees
f
— — — 0.00%
*
0 .01% —
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.
d
Total return does not reflect the impact of any applicable sales charges.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
COMMON STOCKS - 0 .1%
TRANSPORT-AIRCRAFT - 0 .1%
FTAI Aircraft Leasing Offshore
SPV, LP*
,a,b
33,402,132 $ 35,507,637
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
90,960 1,513,764
Xplore, Inc.*
80,273 57,713
Total Communications 1,571,477
CONSUMER, NON-CYCLICAL - 0 .0%
WW International, Inc.*
36,869 506,580
INDUSTRIAL - 0 .0%
YAK BLOCKER 2 LLC
a
84,848 75,748
API Heat Transfer
Intermediate*
,a
31 39,848
BP Holdco LLC*
,a,b
532 319
Total Industrial 115,915
FINANCIAL - 0 .0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,c
9,315,080 932
Total Common Stocks
(Cost $36,976,900) 37,702,541
PREFERRED STOCKS - 2 .4%
FINANCIAL - 2 .1%
Citigroup, Inc.
6.88% 41,425,000 41,717,378
6.75% 35,721,000 35,704,911
6.95% 19,190,000 19,332,507
6.63% 11,890,000 11,898,920
6.25% 375,600 9,258,540
Wells Fargo & Co.
6.13% 80,900,000 81,204,483
6.85% 12,840,000 13,310,008
7.63% 4,100,000 4,306,980
Goldman Sachs Group, Inc.
7.50% 32,500,000 34,048,300
3.80% 25,830,000 25,693,186
6.85% 24,625,000 25,100,583
6.13% 9,350,000 9,301,354
3.65% 2,450,000 2,428,104
Bank of New York Mellon Corp.
3.75% 65,200,000 63,735,445
5.95% 8,680,000 8,682,101
Charles Schwab Corp.
4.00% 73,673,000 68,150,264
Bank of America Corp.
6.63% 20,560,000 21,079,037
6.25% 20,125,000 20,246,213
4.38% 19,449,000 19,212,868
JPMorgan Chase & Co.
3.65% 37,412,000 37,240,387
6.50% 20,220,000 20,748,450
State Street Corp.
6.45% 18,790,000 19,064,259
6.70% 2,645,000 2,687,590
American National Group, Inc.
7.38% 590,500 13,935,800
A
A
A SHARES VALUE
PREFERRED STOCKS - 2.4% (continued)
FINANCIAL - 2.1% (continued)
CNO Financial Group, Inc.
5.13% due 11/25/60 710,775 $ 12,772,627
Jackson Financial, Inc.
8.00% 472,000 11,776,400
Selective Insurance Group, Inc.
4.60% 541,225 8,562,179
Corebridge Financial, Inc.
6.88% 5,108,000 5,204,934
Depository Trust & Clearing
Corp.
3.38%
d
4,750,000 4,720,830
First Republic Bank
4.25%* 2,368,525 474
4.50%*
,a
276,775 55
Total Financial 651,125,167
COMMUNICATIONS - 0 .1%
AT&T Mobility II LLC
6.80%
a
47,000 48,259,911
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 04/15/86 797,000 19,893,120
6.50% due 06/01/85 353,400 8,767,854
Total Utilities 28,660,974
ENERGY - 0 .1%
Venture Global LNG, Inc.
9.00%
d
21,555,000 21,469,775
GOVERNMENT - 0 .0%
CoBank ACB
7.13% 8,250,000 8,487,187
4.25% 3,300,000 3,235,400
Total Government 11,722,587
Total Preferred Stocks
(Cost $838,608,688) 761,238,414
WARRANTS - 0 .0%
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,c
2,846,274 285
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 101,490 203
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,c
1,035,008 103
Total Warrants
(Cost $233,835) 591
RIGHTS - 0 .0%
COMMUNICATIONS - 0 .0%
Xplore, Inc.*
,a
6,119 1
Total Rights
(Cost $—) 1
MUTUAL FUNDS - 0 .8%
Guggenheim Limited Duration
Fund — Class R6
b
5,720,588 140,440,429

TOTAL RETURN BOND FUND
March 31, 2026
242 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A SHARES VALUE
MUTUAL FUNDS - 0.8% (continued)
Guggenheim Strategy Fund
III
b
2,305,163 $ 57,260,260
Guggenheim Ultra Short
Duration Fund —
Institutional Class
b
3,230,361 32,465,130
Guggenheim Strategy Fund II
b
1,201,448 29,723,825
Total Mutual Funds
(Cost $255,259,224) 259,889,644
MONEY MARKET FUNDS
e
- 1 .9%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
f
314,620,842 314,620,842
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
f
293,254,649 293,254,649
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.51%
f
4,946,865 4,946,865
Total Money Market Funds
(Cost $612,822,356) 612,822,356
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 42 .9%
GOVERNMENT AGENCY - 29 .0%
Uniform MBS 30 Year
5.00% due 06/01/56 2,328,792,058 2,291,662,566
3.00% due 05/01/56 1,308,799,942 1,148,338,713
2.50% due 05/01/56 991,130,000 832,820,215
5.50% due 06/01/56 518,360,000 519,431,367
2.00% due 05/01/56 192,250,000 154,753,739
Freddie Mac
5.50% due 02/01/56 255,455,462 256,770,360
6.00% due 08/01/54 206,825,497 214,260,620
3.00% due 05/01/52 199,559,299 175,678,971
5.50% due 09/01/53
g
160,458,466 163,486,810
5.50% due 11/01/55 160,862,622 161,706,991
5.50% due 04/01/55 97,113,005 97,774,927
5.50% due 09/01/54 89,592,197 91,271,546
6.00% due 09/01/54 83,506,415 86,376,905
5.00% due 10/25/51 46,872,035 46,985,574
5.50% due 05/01/55 38,216,112 38,516,892
5.50% due 06/01/53 37,139,112 37,822,094
5.00% due 11/25/51 30,825,396 30,846,052
5.50% due 07/25/53 17,962,202 18,091,389
5.00% due 02/25/52 16,509,974 16,536,055
5.25% due 04/25/53 12,942,055 13,027,569
5.50% due 02/01/53 10,429,451 10,634,245
3.50% due 03/01/53 1,825,307 1,674,905
2.50% due 03/25/52 2,325,452 1,449,463
1.96% due 05/01/50 1,455,432 1,024,733
5.00% due 03/01/53 399,027 395,291
3.00% due 08/01/46 397,791 359,385
5.00% due 08/01/53 229,308 226,983
5.00% due 09/01/52 160,759 161,344
4.50% due 06/01/48 163,787 161,231
2.00% due 10/25/51 262,582 142,866
3.50% due 12/01/45 148,550 139,546
4.00% due 11/01/45 130,166 125,332
4.00% due 08/01/45 115,313 111,125
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
GOVERNMENT AGENCY - 29.0% (continued)
4.00% due 09/01/45 109,818 $ 105,807
2.00% due 09/25/51 174,251 89,367
2.50% due 02/25/52 144,256 85,917
4.00% due 05/25/52
a
81,000 65,076
Fannie Mae
5.50% due 04/01/55 205,196,425 207,843,315
3.00% due 05/01/52 195,692,028 172,281,919
6.00% due 09/01/54 161,924,476 167,539,499
5.50% due 09/01/54 147,244,230 149,844,803
5.50% due 02/01/55 129,744,940 132,091,769
5.50% due 11/01/55 102,536,651 103,053,364
5.00% due 01/25/53 76,818,468 76,730,480
5.00% due 10/25/51 63,084,938 63,175,118
5.00% due 11/25/53 49,316,807 49,399,477
5.00% due 02/25/54 30,655,216 30,500,983
5.50% due 03/01/55 26,045,607 26,475,579
5.50% due 05/01/55 22,097,878 22,251,021
5.00% due 05/25/52 11,937,128 11,907,467
due 12/25/43
h,i
7,731,904 5,840,037
3.05% due 03/01/50 5,576,259 4,372,303
2.51% due 10/01/46 5,128,671 4,106,981
4.24% due 08/01/48 3,268,888 2,906,666
3.42% due 10/01/47 2,519,905 2,188,285
3.00% due 01/01/52 2,384,208 2,114,909
3.26% due 11/01/46 2,153,105 1,846,554
2.69% due 02/01/52 2,331,055 1,774,432
2.49% due 09/01/51 2,357,286 1,726,834
5.00% due 03/01/55 1,715,703 1,692,892
2.62% due 12/01/51 2,172,136 1,631,292
2.93% due 03/01/52 1,945,326 1,537,036
3.46% due 08/01/49 1,546,839 1,329,096
2.51% due 07/01/50 1,660,236 1,263,728
2.43% due 12/01/51 1,900,000 1,216,416
3.74% due 02/01/48 1,151,737 1,025,227
4.05% due 09/01/48 1,069,724 977,926
2.32% due 07/01/50 1,271,427 943,444
3.96% due 06/01/49 888,280 794,583
3.60% due 10/01/47 845,552 741,441
2.65% due 12/01/51 935,929 705,471
2.34% due 03/01/51 814,984 604,736
3.91% due 07/01/49 623,840 550,432
3.18% due 09/01/42 586,848 503,331
2.56% due 05/01/39 569,538 453,673
2.51% due 02/01/48 536,317 418,624
5.00% due 05/01/53 403,059 399,523
3.00% due 07/01/46 370,971 332,811
3.51% due 11/01/47 340,662 299,051
4.33% due 09/01/48 307,176 289,982
4.22% due 04/01/49 306,552 273,672
3.50% due 10/01/45 276,160 259,964
4.23% due 07/01/39 260,484 242,483
2.00% due 02/25/52 391,258 237,974
3.50% due 11/01/47 198,881 185,226
4.50% due 04/01/48 186,141 182,356
3.00% due 03/01/52 195,651 173,945
2.50% due 01/25/52 266,874 170,164
3.95% due 06/01/49 180,635 161,787
3.50% due 08/01/43 157,893 148,530
3.50% due 12/01/45 155,431 145,949
3.18% due 08/01/42 168,257 144,314
2.06% due 09/01/36 140,000 111,210
5.42% due 02/01/43 99,899 101,070

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
GOVERNMENT AGENCY - 29.0% (continued)
4.00% due 10/01/45 100,920 $ 97,144
2.34% due 09/01/39 119,739 93,627
2.50% due 11/25/50 145,247 85,434
5.00% due 06/01/53 66,746 66,586
5.00% due 04/01/44 58,307 58,095
2.00% due 10/25/51 105,033 56,656
2.28% due 01/01/51 64,542 47,828
3.50% due 06/01/46 10,698 10,015
Ginnie Mae
5.00% due 06/20/56 818,003,901 807,163,427
5.25% due 03/20/52 47,364,379 47,703,721
5.00% due 01/20/55 24,771,206 24,634,510
6.00% due 06/20/47 2,983,742 2,986,183
Uniform MBS 15 Year
4.50% due 05/01/41 328,132,857 325,487,355
4.50% due 06/01/41 213,527,143 211,647,148
Fannie Mae-Aces
1.49% (WAC) due 03/25/35
◊,j
195,932,899 14,921,583
Freddie Mac Seasoned Credit
Risk Transfer Trust
2.00% due 11/25/59 9,262,307 7,440,822
2.00% due 05/25/60 7,499,917 6,047,827
FARM Mortgage Trust
2.18% (WAC) due 01/25/51
◊,d
8,799,048 7,257,026
Total Government Agency 9,129,138,112
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12 .3%
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,d
195,040,159 203,780,883
2026-NQM1, 5.40% (WAC)
due 02/25/71
◊,d
154,636,706 154,878,231
2026-NQM1, 5.76% (WAC)
due 02/25/71
◊,d
24,360,272 24,400,677
2026-NQM1, 5.60% (WAC)
due 02/25/71
◊,d
16,242,038 16,268,029
2026-NQM1, 6.61% (WAC)
due 02/25/71
◊,d
17,247,312 16,249,315
2026-NQM1, 6.06% (WAC)
due 02/25/71
◊,d
10,013,972 10,029,153
2026-NQM1, 1.04% (WAC)
due 02/25/71
◊,d,j
222,500,301 7,636,377
2026-NQM1, 0.45% (WAC)
due 02/25/71
◊,d,j
222,500,301 3,091,431
OBX Trust
2026-NQM5, 5.74% due
01/25/66
d,k
25,672,000 25,671,910
2025-NQM13, 5.82% due
05/25/65
d,k
18,885,569 18,944,205
2026-NQM4, 5.53% due
02/25/66
d,k
14,900,000 14,867,779
2025-NQM10, 5.45% due
05/25/65
d,k
12,306,028 12,345,194
2024-NQM5, 6.39% due
01/25/64
d,k
11,267,395 11,327,089
2024-NQM6, 6.85% due
02/25/64
d,k
9,984,902 10,077,506
2024-NQM5, 5.99% due
01/25/64
d,k
9,118,845 9,166,768
2024-NQM4, 6.07% due
01/25/64
d,k
8,757,688 8,803,731
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2025-NQM2, 5.95% due
11/25/64
d,k
8,457,986 $ 8,519,971
2025-NQM1, 5.85% due
12/25/64
d,k
8,327,780 8,354,436
2025-NQM13, 5.61% due
05/25/65
d,k
8,092,188 8,108,999
2024-NQM9, 6.44% due
01/25/64
d,k
7,652,157 7,707,111
2024-NQM7, 6.24% due
03/25/64
d,k
7,639,220 7,698,858
2024-NQM6, 6.45% due
02/25/64
d,k
7,627,367 7,698,318
2025-NQM3, 5.85% due
12/01/64
d,k
6,357,199 6,387,780
2024-NQM8, 6.59% due
05/25/64
d,k
6,146,482 6,195,762
2024-NQM6, 6.70% due
02/25/64
d,k
5,962,258 6,016,474
2026-NQM4, 5.38% due
02/25/66
d,k
5,850,000 5,837,958
2024-NQM16, 5.89% due
10/25/64
d,k
5,781,950 5,810,558
2024-NQM5, 6.29% due
01/25/64
d,k
5,621,206 5,652,155
2024-NQM7, 6.60% due
03/25/64
d,k
5,529,104 5,570,426
2024-NQM17, 6.02% due
11/25/64
d,k
5,472,087 5,506,452
2024-NQM11, 6.23% due
06/25/64
d,k
5,463,183 5,503,183
2025-NQM16, 5.21% due
08/25/65
d,k
5,502,313 5,469,866
2024-NQM8, 6.23% due
05/25/64
d,k
5,396,421 5,441,520
2026-NQM5, 5.64% due
01/25/66
d,k
5,300,000 5,299,917
2025-NQM3, 5.95% due
12/01/64
d,k
5,235,340 5,258,275
2025-NQM2, 5.75% due
11/25/64
d,k
5,142,263 5,170,476
2024-NQM18, 5.87% due
10/25/64
d,k
5,127,999 5,145,239
2025-NQM10, 5.71% due
05/25/65
d,k
5,120,896 5,132,397
2024-NQM15, 5.72% due
10/25/64
d,k
4,851,985 4,859,678
2024-NQM10, 6.33% due
05/25/64
d,k
4,793,301 4,837,032
2024-NQM4, 6.32% due
01/25/64
d,k
4,779,025 4,799,694
2024-NQM8, 6.44% due
05/25/64
d,k
4,593,949 4,629,858
2024-NQM11, 6.13% due
06/25/64
d,k
4,186,461 4,218,952
2024-NQM3, 6.13% due
12/25/63
d,k
3,876,301 3,895,720
2024-NQM7, 6.45% due
03/25/64
d,k
3,846,333 3,874,375
2024-NQM11, 5.88% due
06/25/64
d,k
3,562,648 3,588,951
2024-NQM13, 5.37% due
06/25/64
d,k
3,457,566 3,453,802

TOTAL RETURN BOND FUND
March 31, 2026
244 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2024-NQM3, 6.33% due
12/25/63
d,k
3,212,551 $ 3,229,761
2023-NQM9, 7.66% due
10/25/63
d,k
3,191,959 3,217,347
2025-NQM16, 5.06% due
08/25/65
d,k
2,934,344 2,914,778
2024-NQM16, 5.73% due
10/25/64
d,k
2,895,818 2,909,285
2025-NQM1, 5.70% due
12/25/64
d,k
2,890,006 2,898,322
2024-NQM17, 5.86% due
11/25/64
d,k
2,402,380 2,417,599
2024-NQM4, 6.22% due
01/25/64
d,k
2,205,704 2,215,518
2024-NQM9, 6.28% due
01/25/64
d,k
2,142,628 2,157,768
2024-NQM2, 6.18% due
12/25/63
d,k
2,112,222 2,118,251
2024-NQM12, 5.83% due
07/25/64
d,k
1,865,081 1,869,667
2024-NQM3, 6.43% due
12/25/63
d,k
1,008,900 1,012,838
PRPM LLC
2025-7, 5.50% due 08/25/30
d,k
63,267,644 63,057,570
2025-8, 5.39% due 10/25/30
d,k
53,195,579 52,955,396
2026-1, 5.19% due 02/25/31
d
47,921,238 47,415,291
2025-6, 5.77% due 08/25/28
d,k
34,753,612 34,678,923
2026-2, 5.09% due 02/25/31
d,k
29,010,806 28,918,610
2024-RPL2, 3.50% due
05/25/54
d,k
19,423,912 18,940,929
2025-5, 5.73% due 07/25/30
d,k
16,389,836 16,355,686
2024-6, 5.70% due 11/25/29
d,k
12,161,355 12,170,286
2025-RCF3, 5.25% due
07/25/55
d,k
7,865,647 7,849,992
2023-RCF1, 4.00% due
06/25/53
d,k
2,820,719 2,790,635
FIGRE Trust
2024-HE2, 6.38% (WAC) due
05/25/54
◊,d
27,456,308 28,001,934
2024-HE5, 5.44% (WAC) due
10/25/54
◊,d
24,996,684 25,100,508
2025-PF2, 5.02% (WAC) due
10/25/55
◊,d
24,108,789 23,871,710
2024-HE6, 5.72% (WAC) due
12/25/54
◊,d
23,496,852 23,623,679
2025-HE1, 5.83% (WAC) due
01/25/55
◊,d
16,568,617 16,672,488
2024-HE4, 5.06% (WAC) due
09/25/54
◊,d
14,697,102 14,703,458
2026-HE2, 5.05% (WAC) due
01/25/56
◊,d
13,464,324 13,353,300
2025-HE8, 5.21% (WAC) due
11/25/55
◊,d
12,659,649 12,580,299
2024-HE1, 6.17% (WAC) due
03/25/54
◊,d
10,726,705 10,906,270
2024-HE3, 5.94% (WAC) due
07/25/54
◊,d
8,322,344 8,435,249
2025-PF1, 5.76% (WAC) due
06/25/55
◊,d
7,904,322 7,931,297
2024-HE5, 5.59% (WAC) due
10/25/54
◊,d
6,327,563 6,353,803
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2025-HE1, 5.93% (WAC) due
01/25/55
◊,d
5,484,784 $ 5,518,925
2025-HE8, 5.36% (WAC) due
11/25/55
◊,d
5,022,578 4,998,356
2026-HE2, 5.25% (WAC) due
01/25/56
◊,d
4,450,000 4,403,207
2024-HE3, 6.13% (WAC) due
07/25/54
◊,d
3,456,974 3,503,116
2024-HE6, 5.87% (WAC) due
12/25/54
◊,d
2,558,546 2,574,455
2025-HE6, 5.25% (WAC) due
09/25/55
◊,d
2,393,667 2,364,405
2024-HE3, 6.23% (WAC) due
07/25/54
◊,d
1,792,505 1,811,872
GCAT Trust
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,d
29,156,805 28,627,717
2025-INV3, 6.00% (WAC) due
08/25/55
◊,d
26,576,402 26,835,198
2022-NQM5, 5.71% due
08/25/67
d,k
17,408,450 17,381,992
2025-NQM2, 6.01% due
04/25/70
d,k
16,574,074 16,640,660
2025-NQM4, 5.88% due
06/25/70
d,k
14,428,525 14,460,211
2025-NQM4, 5.53% due
06/25/70
d,k
14,065,555 14,090,940
2025-NQM3, 5.55% due
05/25/70
d
11,630,776 11,674,177
2023-NQM3, 6.89% due
08/25/68
d,k
11,070,689 11,137,536
2025-NQM3, 5.75% due
05/25/70
d,k
10,310,037 10,336,599
2025-NQM4, 5.73% due
06/25/70
d,k
7,198,446 7,214,484
2024-NQM2, 6.44% due
06/25/59
d,k
6,891,037 6,941,494
2023-NQM3, 7.34% due
08/25/68
d,k
2,815,730 2,831,437
2024-NQM2, 6.09% due
06/25/59
d,k
2,007,402 2,021,080
2023-NQM2, 6.24% due
11/25/67
d,k
1,877,252 1,870,752
2024-NQM2, 6.54% due
06/25/59
d,k
1,525,763 1,536,289
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,d
73,956,625 69,228,046
2021-13, 2.50% (WAC) due
04/25/52
◊,d
32,956,001 30,990,561
2026-CES1, 4.91% due
06/25/56
d,k
12,808,924 12,706,419
2025-1, 6.00% (WAC) due
06/25/55
◊,d
11,330,244 11,392,402
2026-CES1, 4.96% due
06/25/56
d,k
9,887,131 9,807,944
2024-NQM1, 5.85% due
02/25/64
d,k
5,349,752 5,368,594
2024-NQM1, 5.95% due
02/25/64
d,k
5,090,370 5,104,888
2024-NQM1, 5.59% due
02/25/64
d,k
4,376,155 4,392,115

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Verus Securitization Trust
2025-2, 5.51% due 03/25/70
d,k
13,810,425 $ 13,812,088
2024-9, 5.69% due 11/25/69
d,k
12,168,906 12,201,343
2024-9, 5.89% due 11/25/69
d,k
11,488,208 11,529,243
2025-7, 5.38% (WAC) due
08/25/70
◊,d
10,950,361 10,932,680
2025-1, 5.98% due 01/25/70
d,k
10,027,496 10,072,156
2023-7, 7.42% due 10/25/68
d,k
9,849,050 9,914,233
2024-5, 6.65% due 06/25/69
d,k
8,933,879 9,013,808
2025-7, 5.54% (WAC) due
08/25/70
◊,d
8,714,663 8,704,439
2025-1, 5.77% due 01/25/70
d,k
8,152,587 8,183,316
2025-9, 5.19% due 10/27/70
d,k
6,025,039 5,995,061
2025-5, 5.58% due 06/25/70
d,k
4,398,787 4,405,194
2025-5, 5.68% due 06/25/70
d,k
4,252,855 4,257,716
2025-2, 5.31% due 03/25/70
d,k
3,857,657 3,861,484
2025-5, 5.43% due 06/25/70
d,k
2,209,807 2,216,868
2024-1, 6.12% due 01/25/69
d,k
1,849,424 1,853,712
2024-5, 6.45% due 06/25/69
d,k
1,509,101 1,521,611
BRAVO Residential Funding
Trust
2023-NQM2, 4.50% due
05/25/62
d,k
24,356,341 24,162,763
2025-NQM8, 5.59% due
06/25/65
d,k
14,225,189 14,213,370
2025-NQM7, 5.81% due
07/25/65
d,k
12,762,080 12,793,362
2025-CES2, 4.96% due
07/26/55
d,k
10,729,531 10,662,652
2025-NQM2, 5.93% due
11/25/64
d,k
8,622,686 8,661,101
2024-NQM3, 6.19% due
03/25/64
d,k
7,941,537 7,988,719
2025-NQM1, 5.81% due
12/25/64
d,k
7,306,064 7,331,456
2025-NQM1, 5.91% due
12/25/64
d,k
5,274,705 5,295,493
2024-NQM1, 6.40% due
12/01/63
d,k
4,060,642 4,076,329
2023-NQM6, 7.06% due
09/25/63
d,k
3,916,178 3,926,040
2024-NQM3, 6.50% due
03/25/64
d,k
3,668,591 3,692,481
2025-NQM7, 5.66% due
07/25/65
d,k
3,246,327 3,251,960
2023-NQM5, 7.01% due
06/25/63
d,k
2,440,660 2,443,256
2024-NQM3, 6.39% due
03/25/64
d,k
1,345,518 1,354,348
2025-NQM8, 5.29% due
06/25/65
d,k
1,227,331 1,222,088
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69
d,k
19,911,274 20,054,906
2023-1, 4.75% due 09/26/67
d,k
17,270,467 17,201,265
2023-2, 4.65% due 10/25/67
d,k
17,131,471 17,110,638
2024-2, 5.99% due 01/25/69
d,k
13,428,532 13,482,026
2024-2, 6.19% due 01/25/69
d,k
6,580,229 6,603,779
2024-3, 4.80% due 11/26/68
d,k
6,260,366 6,212,742
2024-4, 6.50% due 01/25/69
d,k
6,133,518 6,174,111
2024-2, 6.25% due 01/25/69
d,k
6,069,254 6,088,687
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2024-12, 6.01% due
10/25/69
d,k
3,029,866 $ 3,042,612
2024-4, 6.40% due 01/25/69
d,k
3,021,438 3,041,579
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due
11/25/69
◊,d
16,542,262 16,595,470
2025-H6, 5.18% (WAC) due
07/25/70
◊,d
14,220,642 14,195,115
2025-H1, 5.89% due
02/25/70
d,k
13,275,745 13,332,557
2025-H6, 5.54% due
07/25/70
d,k
12,207,479 12,202,733
2025-H1, 5.99% due
02/25/70
d,k
9,726,612 9,764,177
2024-H7, 5.82% due
11/25/69
d,k
7,767,671 7,790,231
2025-H2, 5.36% (WAC) due
03/25/70
◊,d
7,700,047 7,706,953
2024-H7, 5.97% due
11/25/69
d,k
4,926,717 4,943,034
2025-H2, 5.66% due
03/25/70
d,k
4,340,713 4,340,887
2024-H5, 6.16% due
08/26/69
d,k
3,741,512 3,766,586
LHOME Mortgage Trust
2025-RTL3, 5.24% due
08/25/40
d,k
40,250,000 40,172,990
2024-RTL5, 5.32% due
09/25/39
d,k
38,700,000 38,700,639
2026-RTL1, 4.91% due
01/25/41
d,k
15,000,000 14,942,510
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
d,k
32,973,511 33,121,219
2024-CES2, 5.25% due
10/25/54
d,k
28,625,567 28,564,969
2024-CES3, 5.68% due
01/25/55
d,k
24,806,643 24,886,386
2024-CES1, 6.68% due
05/25/54
d,k
5,859,964 5,920,965
Towd Point Mortgage Trust
2024-4, 4.55% (WAC) due
10/27/64
◊,d
29,236,277 29,126,738
2025-1, 4.81% (WAC) due
06/25/65
◊,d
28,177,544 27,969,040
2025-CES4, 5.09% due
10/25/65
d,k
7,866,513 7,826,429
2025-FIX1, 5.16% due
09/25/65
d,k
7,500,000 7,389,992
2025-FIX1, 4.97% due
09/25/65
d,k
6,558,256 6,500,889
2025-CES4, 5.29% due
10/25/65
d,k
5,130,413 5,114,299
2025-CES4, 5.46% due
10/25/65
d,k
5,111,000 5,099,431
2023-CES1, 6.75% (WAC)
due 07/25/63
◊,d
2,653,696 2,655,217
HOMES Trust
2025-AFC2, 5.47% due
06/25/60
d,k
26,864,834 26,943,926

TOTAL RETURN BOND FUND
March 31, 2026
246 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,d
15,296,389 $ 15,344,927
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,d
15,258,276 15,237,616
2025-NQM1, 5.86% due
01/25/70
d,k
7,358,060 7,376,726
2025-AFC2, 5.57% due
06/25/60
d,k
5,983,531 5,994,858
2024-AFC2, 5.98% due
10/25/59
d,k
4,081,403 4,097,374
2025-NQM1, 5.96% due
01/25/70
d,k
2,967,200 2,974,658
2025-AFC3, 5.14% due
08/25/60
d,k
2,652,284 2,640,225
2025-NQM4, 5.47% due
08/25/70
d,k
2,373,121 2,365,397
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due
04/25/61
d
27,913,697 27,962,465
2021-GS3, 5.75% due
07/25/61
d
26,906,251 26,914,807
2021-GS5, 6.25% due
07/25/67
d
17,354,824 17,367,233
2021-GS4, 5.65% due
11/25/60
d
3,838,374 3,840,757
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,d
32,212,200 31,773,818
2025-1, 5.50% (WAC) due
02/25/55
◊,d
25,211,619 25,228,108
2025-4, 5.50% (WAC) due
09/25/55
◊,d
18,166,885 18,185,480
Morgan Stanley ABS Capital I,
Inc. Trust
2006-NC5, 3.94% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 10/25/36
◊
22,951,726 11,898,996
2007-HE5, 4.13% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 03/25/37
◊
24,392,145 9,786,694
2007-HE2, 4.00% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 01/25/37
◊
20,597,353 9,400,723
2006-HE6, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 09/25/36
◊
21,805,812 7,413,305
2006-HE5, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 08/25/36
◊
11,874,827 5,866,081
2007-HE3, 3.90% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 12/25/36
◊
9,701,228 4,843,897
2007-HE2, 3.92% (1 Month
Term SOFR + 0.24%, Rate
Floor: 0.13%) due 01/25/37
◊
9,075,982 4,141,290
2006-HE4, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 06/25/36
◊
7,191,874 3,538,899
2006-HE5, 4.29% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 08/25/36
◊
7,115,308 3,511,727
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2007-HE2, 3.88% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 01/25/37
◊
7,614,576 $ 3,474,717
2006-HE4, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
4,600,057 2,252,579
2007-NC3, 3.98% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 05/25/37
◊
2,755,083 2,095,057
2007-HE6, 3.85% (1 Month
Term SOFR + 0.23%, Rate
Floor: 0.12%) due 05/25/37
◊
1,944,082 1,781,068
2007-HE3, 3.92% (1 Month
Term SOFR + 0.24%,
Rate Floor: 0.13%) due
12/25/36
◊,d
1,765,123 1,098,077
2006-HE6, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 09/25/36
◊
2,764,117 940,301
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,d
59,426,360 60,185,139
2025-INV7, 6.00% (WAC) due
06/25/56
◊,d
7,208,622 7,276,073
2025-INV7, 5.50% (WAC) due
06/25/56
◊,d
4,286,208 4,289,306
RCKT Mortgage Trust
2024-CES4, 6.15% due
06/25/44
d,k
19,255,486 19,387,644
2025-CES1, 5.65% due
01/25/45
d,k
11,571,294 11,627,720
2025-CES7, 5.38% due
07/25/55
d,k
10,092,103 10,112,983
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,d
8,599,624 8,582,909
2025-CES8, 5.25% (WAC)
due 08/25/55
◊,d
5,589,756 5,578,783
2024-CES4, 6.30% due
06/25/44
d,k
4,003,130 4,032,421
2023-CES1, 6.52% (WAC)
due 06/25/43
◊,d
2,073,356 2,072,116
2023-CES2, 6.81% (WAC)
due 09/25/43
◊,d
1,969,423 1,976,919
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68
d,k
22,322,168 22,450,801
2025-3, 5.56% due 03/25/70
d,k
8,471,997 8,474,151
2024-2, 6.13% due 04/25/69
d,k
7,004,318 7,043,428
2021-2, 2.38% (WAC) due
08/25/66
◊,d
7,108,000 5,066,865
2023-3, 7.58% due 09/25/68
d,k
5,024,765 5,053,622
2025-3, 5.35% due 03/25/70
d,k
3,509,236 3,513,969
2023-4, 7.62% due 10/25/68
d,k
2,996,567 3,018,431
2024-2, 6.33% due 04/25/69
d,k
2,888,753 2,903,710
2024-2, 6.43% due 04/25/69
d,k
2,678,662 2,691,980
2024-1, 6.14% due 02/25/69
d,k
2,599,733 2,610,255
GS Mortgage-Backed Securities
Trust
2021-PJ10, 2.50% (WAC) due
03/25/52
◊,d
46,934,258 43,671,932
2025-NQM3, 5.14% due
11/25/65
d,k
14,197,845 14,188,026

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 247
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2025-NQM3, 5.34% due
11/25/65
d,k
2,823,661 $ 2,824,246
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,d
48,652,221 48,481,184
Mill City Securities Ltd.
2024-RS1, 3.00% due
11/01/69
d,k
29,694,274 28,321,953
2024-RS2, 3.00% due
08/01/69
d,k
19,938,600 18,911,522
EFMT
2025-CES4, 5.43% due
06/25/60
d,k
36,001,025 36,055,819
2024-CES1, 5.52% due
01/26/60
d,k
9,901,784 9,929,564
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
d
45,464,788 45,490,281
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,d
45,956,439 44,168,166
New Residential Mortgage Loan
Trust
2024-NQM2, 5.37% due
09/25/64
d
17,150,647 17,070,840
2024-NQM2, 5.42% due
09/25/64
d
12,380,059 12,310,852
2025-NQM3, 5.73% due
05/25/65
d
7,177,156 7,195,108
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,d
6,894,250 6,927,745
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,d
15,490,925 15,544,582
2023-FIG4, 6.72% (WAC) due
11/25/53
◊,d
13,356,583 13,717,582
2025-LOC4, 5.51% (30 Day
Average SOFR + 1.85%)
due 06/25/55
◊,d
13,195,942 13,211,769
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
d,k
41,589,000 41,398,314
CIM TRUST
2025-R1, 5.00% due
02/25/99
d,k
36,356,119 35,976,059
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, 4.05% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
54,073,822 34,212,848
2006-WMC3, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 08/25/36
◊
1,612,391 1,229,558
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
34,503,940 32,906,736
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
GSAMP Trust
2007-NC1, 4.05% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
22,394,714 $ 11,772,391
2006-HE8, 4.25% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 01/25/37
◊
10,107,000 8,968,028
2006-NC2, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 06/25/36
◊
10,319,517 5,755,214
2007-NC1, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 12/25/46
◊
6,406,207 3,156,500
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due
01/25/55
◊,d
11,082,056 11,126,688
2025-6, 5.50% (WAC) due
07/25/55
◊,d
7,586,890 7,592,289
2025-5, 5.50% (WAC) due
06/25/55
◊,d
5,218,676 5,221,587
2024-5, 6.00% (WAC) due
06/25/54
◊,d
5,017,577 5,024,126
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, 5.86% (WAC)
due 05/25/70
◊,d
8,716,730 8,732,917
2025-NQM3, 5.76% due
05/25/70
d,k
8,311,300 8,326,971
2024-NQM3, 5.35% due
07/25/69
d,k
5,869,400 5,849,838
2024-NQM3, 5.04% (WAC)
due 07/25/69
◊,d
5,473,946 5,457,368
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,d
16,945,600 16,807,090
2025-HE1, 5.92% (WAC) due
03/25/55
◊,d
10,007,205 10,126,627
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
d,k
17,850,000 17,817,129
2025-RRTL2, 5.62% due
11/28/40
d,k
4,600,000 4,605,200
Alternative Loan Trust
2007-OA4, 4.13% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 05/25/47
◊
11,292,048 10,357,508
2007-OH3, 4.37% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 09/25/47
◊
5,000,114 4,780,199
2006-43CB, 6.00% (1 Month
Term SOFR + 0.61%, Rate
Floor: 6.00%) due 02/25/37
◊
5,661,062 2,854,143
2007-OA7, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 05/25/47
◊
1,841,288 1,717,568
2007-OH3, 4.23% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 09/25/47
◊
497,029 476,206
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,d
10,159,183 9,551,772

TOTAL RETURN BOND FUND
March 31, 2026
248 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
2022-NQM2, 4.20% (WAC)
due 03/25/67
◊,d
9,986,554 $ 9,408,475
WaMu Asset-Backed
Certificates WaMu Series
Trust
2007-HE1, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.41%) due 01/25/37
◊
30,207,873 13,552,391
2007-HE4, 3.96% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
4,097,457 3,115,594
2007-HE4, 4.04% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
2,933,307 1,708,653
American Home Mortgage
Investment Trust
2007-1, 2.08% due 05/25/47
j
113,946,213 17,490,140
Securitized Asset-Backed
Receivables LLC Trust
2006-WM4, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 11/25/36
◊
28,188,484 7,294,185
2007-BR2, 4.15% (1 Month
Term SOFR + 0.47%,
Rate Floor: 0.36%) due
02/25/37
◊,d
7,352,810 6,493,130
2006-WM4, 4.11% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 11/25/36
◊
4,947,042 1,279,988
2006-HE2, 3.94% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 07/25/36
◊
2,990,520 1,123,830
Citigroup Mortgage Loan Trust
2007-AMC1, 4.11% (1 Month
Term SOFR + 0.43%,
Rate Floor: 0.32%) due
12/25/36
◊,d
18,366,094 10,275,843
2006-WF1, 7.00% due
03/25/36 12,111,146 5,643,761
ACE Securities Corp. Home
Equity Loan Trust
2006-NC1, 4.41% (1 Month
Term SOFR + 0.73%, Rate
Floor: 0.62%) due 12/25/35
◊
10,504,175 10,079,872
2007-ASP1, 4.19% (1 Month
Term SOFR + 0.51%, Rate
Floor: 0.40%) due 03/25/37
◊
7,490,889 3,034,812
2007-WM2, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 02/25/37
◊
5,696,739 2,420,427
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.69% (1 Year
CMT Rate + 0.83%, Rate
Floor: 0.83%) due 11/25/46
◊
7,074,924 6,445,540
2006-AR10, 4.13% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
5,995,203 5,043,844
2006-AR9, 4.70% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
3,169,614 2,768,729
2006-7, 3.89% due 09/25/36 4,935,187 1,264,712
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
d,k
15,300,000 $ 15,267,085
IXIS Real Estate Capital Trust
2007-HE1, 3.90% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 05/25/37
◊
30,301,980 6,039,754
2006-HE1, 4.39% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 03/25/36
◊
10,134,478 5,240,946
2007-HE1, 4.02% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 05/25/37
◊
5,750,883 1,145,767
2007-HE1, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 05/25/37
◊
5,401,128 1,076,252
2007-HE1, 3.85% (1 Month
Term SOFR + 0.17%, Rate
Floor: 0.06%) due 05/25/37
◊
4,493,489 895,723
NovaStar Mortgage Funding
Trust
2007-2, 3.99% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
11,772,584 11,663,436
2007-1, 4.05% (1 Month Term
SOFR + 0.37%, Rate Floor:
0.26%) due 03/25/37
◊
2,297,020 1,501,370
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
13,274,547 13,010,583
American Home Mortgage
Assets Trust
2007-5, 4.17% (1 Month Term
SOFR + 0.49%, Rate Floor:
0.19%) due 06/25/47
◊
7,054,692 6,825,938
2006-4, 3.98% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.30%) due 10/25/46
◊
6,043,410 3,022,195
2006-6, 3.98% (1 Month Term
SOFR + 0.30%, Rate Floor:
0.19%) due 12/25/46
◊
1,668,486 1,460,175
Merrill Lynch Mortgage
Investors Trust
2007-HE2, 4.31% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 02/25/37
◊
29,453,759 8,082,927
2006-HE6, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/37
◊
6,723,443 3,219,313
Anchor Mortgage Trust
2025-RTL1, 5.72% due
05/25/40
d,k
11,050,000 11,037,125
Starwood Mortgage Residential
Trust
2020-1, 2.56% (WAC) due
02/25/50
◊,d
6,456,195 6,205,792
2020-1, 2.41% (WAC) due
02/25/50
◊,d
4,966,304 4,780,228

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 249
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Ameriquest Mortgage Securities
Trust
2006-M3, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 10/25/36
◊
25,208,177 $ 7,585,420
2006-M3, 3.89% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
10,589,127 3,186,492
RALI Series Trust
2007-QO4, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 05/25/47
◊
3,350,812 3,157,925
2006-QO2, 4.23% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 02/25/46
◊
16,536,210 2,679,566
2007-QO2, 3.94% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 02/25/47
◊
7,273,353 2,108,800
2006-QO6, 4.15% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 06/25/46
◊
4,715,292 940,882
2006-QO2, 4.33% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 02/25/46
◊
5,362,610 879,391
2007-QO3, 4.11% (1 Month
Term SOFR + 0.43%,
Rate Floor: 0.32%) due
03/25/47
◊,a
706,893 655,355
2006-QO2, 4.47% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 02/25/46
◊
1,105,132 181,970
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
9,678,568 9,469,142
2006-BC4, 4.13% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
836,526 821,021
ABFC Trust
2007-WMC1, 5.04% (1 Month
Term SOFR + 1.36%, Rate
Floor: 1.25%) due 06/25/37
◊
12,861,547 9,249,487
HarborView Mortgage Loan
Trust
2006-14, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
5,177,944 4,939,955
2006-12, 4.17% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 01/19/38
◊
3,698,148 3,310,756
Fremont Home Loan Trust
2006-E, 4.03% (1 Month Term
SOFR + 0.35%, Rate Floor:
0.24%) due 01/25/37
◊
10,492,152 4,772,878
2006-D, 4.09% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 11/25/36
◊
9,540,149 3,297,246
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Merrill Lynch Alternative Note
Asset Trust
2007-A1, 4.25% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 01/25/37
◊
17,775,599 $ 5,261,551
2007-A1, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/37
◊
6,740,804 1,996,947
First Franklin Mortgage Loan
Trust
2006-FF16, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 12/25/36
◊
17,802,842 6,904,149
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W4, 4.55% (1 Month
Term SOFR + 0.87%, Rate
Floor: 0.76%) due 02/25/36
◊
8,340,087 6,829,447
ATLX Trust
2024-RPL1, 3.85% due
04/25/64
d,k
6,764,307 6,577,868
Deephaven Residential
Mortgage Trust
2025-CES1, 5.48% due
10/25/55
d,k
5,982,800 5,981,249
Long Beach Mortgage Loan
Trust
2006-8, 4.11% (1 Month Term
SOFR + 0.43%, Rate Floor:
0.32%) due 09/25/36
◊
13,574,124 3,339,431
2006-6, 4.29% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 07/25/36
◊
4,265,074 1,732,839
2006-8, 3.97% (1 Month Term
SOFR + 0.29%, Rate Floor:
0.18%) due 09/25/36
◊
3,622,680 888,422
LSTAR Securities Investment
Ltd.
2024-1, 7.77% (30 Day
Average SOFR + 4.10%,
Rate Floor: 3.10%) due
01/01/29
◊,d
5,811,204 5,800,691
Option One Mortgage Loan
Trust
2007-5, 4.01% (1 Month Term
SOFR + 0.33%, Rate Floor:
0.22%) due 05/25/37
◊
5,947,070 3,588,781
2007-2, 4.29% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 03/25/37
◊
4,423,462 2,143,025
First NLC Trust
2005-4, 4.57% (1 Month Term
SOFR + 0.89%, Rate Floor:
0.78%) due 02/25/36
◊
3,598,227 3,558,725
2005-1, 2.90% (1 Month Term
SOFR + 0.57%, Rate Floor:
0.46%) due 05/25/35
◊
1,727,216 1,572,983

TOTAL RETURN BOND FUND
March 31, 2026
250 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Master Asset-Backed Securities
Trust
2006-WMC4, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 10/25/36
◊
10,005,185 $ 3,169,608
2006-WMC3, 4.11% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 08/25/36
◊
5,348,479 1,814,709
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 3.94% (1 Month Term
SOFR + 0.26%, Rate Floor:
0.15%) due 11/25/36
◊
15,296,633 4,934,068
Lehman XS Trust
2007-2N, 3.97% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 02/25/37
◊
3,903,735 3,773,862
2007-15N, 4.29% (1 Month
Term SOFR + 0.61%) due
08/25/37
◊
886,471 875,958
2006-10N, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 07/25/46
◊
221,410 219,383
Asset-Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, 3.89% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 01/25/36
◊
4,890,877 4,821,089
CWABS Asset-Backed
Certificates Trust
2006-12, 4.05% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
4,899,127 4,592,601
2005-15, 3.37% (1 Month
Term SOFR + 0.79%,
Rate Floor: 0.68%) due
03/25/36
◊,a
141,159 140,447
Deutsche Alt-A Securities
Mortgage Loan Trust
2006-AR4, 4.05% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
8,732,224 2,948,183
2007-OA2, 4.63% (1 Year
CMT Rate + 0.77%, Rate
Floor: 0.77%) due 04/25/47
◊
1,754,021 1,614,438
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 4.67% (1 Year
CMT Rate + 0.81%, Rate
Floor: 0.81%) due 07/25/47
◊
3,536,324 3,012,433
2006-AR13, 4.74% (1 Year
CMT Rate + 0.88%, Rate
Floor: 0.88%) due 10/25/46
◊
1,114,950 992,600
2006-AR11, 4.78% (1 Year
CMT Rate + 0.92%,
Rate Floor: 0.92%) due
09/25/46
◊,a
501,003 451,244
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, 3.97% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 03/25/37
◊
4,993,819 4,376,114
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
4,063,304 $ 4,019,097
Mastr Asset-Backed Securities
Trust
2006-NC2, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 08/25/36
◊
6,832,179 2,355,908
2007-WMC1, 4.11% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 01/25/37
◊
5,529,472 1,507,491
GSAA Home Equity Trust
2006-5, 4.15% (1 Month Term
SOFR + 0.47%, Rate Floor:
0.36%) due 03/25/36
◊
11,484,657 3,627,858
2007-7, 4.33% (1 Month Term
SOFR + 0.65%, Rate Floor:
0.54%) due 07/25/37
◊,a
29,384 28,785
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, 3.44% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
3,422,409 3,356,193
CFMT LLC
2022-HB9, 3.25% (WAC) due
09/25/37
◊,d
3,263,538 3,220,260
Impac Secured Assets Corp.
2005-2, 4.29% (1 Month Term
SOFR + 0.61%, Rate Floor:
0.50%) due 03/25/36
◊
3,092,359 2,993,077
GSAA Trust
2007-3, 4.13% (1 Month Term
SOFR + 0.45%, Rate Floor:
0.34%) due 03/25/47
◊
10,058,490 2,565,985
ASG Resecuritization Trust
2010-3, 4.37% (1 Month Term
SOFR + 0.40%, Rate Floor:
0.29%) due 12/28/45
◊,d
1,523,087 1,478,930
C-BASS Mortgage Loan Trust
2007-CB2, 3.46% due
02/25/37 2,228,567 1,264,137
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, 4.37% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 01/25/36
◊
1,034,913 1,012,499
Alliance Bancorp Trust
2007-OA1, 4.27% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 07/25/37
◊
433,860 389,382
Impac Secured Assets Trust
2006-2, 4.13% (1 Month Term
SOFR + 0.45%, Rate Floor:
0.34%) due 08/25/36
◊,a
313,042 293,064

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 251
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%
(continued)
Nomura Resecuritization Trust
2015-4R, 3.66% (1 Month
Term SOFR + 0.54%,
Rate Floor: 0.43%) due
03/26/36
◊,a,d
119,074 $ 117,381
Morgan Stanley Re-REMIC
Trust
2010-R5, 7.07% due
06/26/36
a,d
66,326 66,848
Structured Asset Investment
Loan Trust
2006-3, 4.09% (1 Month Term
SOFR + 0.41%, Rate Floor:
0.30%) due 06/25/36
◊,a
40,276 39,903
2004-BNC2, 4.99% (1 Month
Term SOFR + 1.31%,
Rate Floor: 1.20%) due
12/25/34
◊,a
26,298 26,258
GreenPoint Mortgage Funding
Trust
2006-AR1, 4.37% (1 Month
Term SOFR + 0.69%,
Rate Floor: 0.58%) due
02/25/36
◊,a
73,670 65,910
Residential Mortgage Loan
Trust
2020-1, 2.68% (WAC) due
01/26/60
◊,a,d
23,782 23,685
Total Residential Mortgage-Backed Securities 3,858,352,333
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1 .0%
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,d
54,250,000 54,080,469
2024-VLT4, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
06/15/41
◊,d
20,650,000 20,488,672
2024-VLT4, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,d
17,150,000 17,042,813
BX Commercial Mortgage Trust
2024-AIRC, 5.36% (1 Month
Term SOFR + 1.69%,
Rate Floor: 1.69%) due
08/15/41
◊,d
13,745,931 13,758,818
2024-AIRC, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
08/15/41
◊,d
9,886,663 9,895,932
2024-AIR2, 5.17% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
10/15/41
◊,d
9,591,801 9,600,794
2022-LP2, 5.63% (1 Month
Term SOFR + 1.96%,
Rate Floor: 1.96%) due
02/15/39
◊,d
4,410,000 4,407,244
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
(continued)
2024-AIR2, 5.46% (1 Month
Term SOFR + 1.79%,
Rate Floor: 1.79%) due
10/15/41
◊,d
3,644,885 $ 3,648,302
SMRT
2022-MINI, 5.62% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/15/39
◊,d
32,500,000 32,398,437
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/25/40
d
26,988,025 26,828,626
MILE Trust
2025-STNE, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,d
24,050,000 23,989,875
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.88% (1 Month
Term SOFR + 2.20%,
Rate Floor: 1.84%) due
06/15/38
◊,d
14,350,000 12,175,552
2021-NYAH, 6.23% (1 Month
Term SOFR + 2.55%,
Rate Floor: 2.19%) due
06/15/38
◊,d
8,000,000 6,587,764
2016-JP3, 1.26% (WAC) due
08/15/49
◊,j
46,345,676 22,403
VDCM Commercial Mortgage
Trust
2025-AZ, 4.72% (WAC) due
07/13/44
◊,d
18,650,000 18,642,458
Life Mortgage Trust
2021-BMR, 6.14% (1 Month
Term SOFR + 2.46%,
Rate Floor: 2.35%) due
03/15/38
◊,d
13,650,000 12,048,855
2021-BMR, 5.54% (1 Month
Term SOFR + 1.86%,
Rate Floor: 1.75%) due
03/15/38
◊,d
3,675,000 3,325,875
Citigroup Commercial Mortgage
Trust
2019-GC43, 0.61% (WAC)
due 11/10/52
◊,j
201,540,282 3,766,969
2019-GC41, 1.00% (WAC)
due 08/10/56
◊,j
94,112,194 2,569,686
2015-GC35, 4.35% (WAC)
due 11/10/48
◊
810,679 747,232
2016-P5, 1.35% (WAC) due
10/10/49
◊,j
18,836,119 10,833
2016-C3, 0.89% (WAC) due
11/15/49
◊,j
8,382,513 10,273
2016-C2, 1.78% (WAC) due
08/10/49
◊,j
22,015,013 7,415
2016-P4, 1.86% (WAC) due
07/10/49
◊,j
20,063,436 201
2015-GC35, 0.46% (WAC)
due 11/10/48
◊,j
6,071,911 61

TOTAL RETURN BOND FUND
March 31, 2026
252 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
(continued)
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due
10/15/51
◊
7,588,000 $ 6,962,627
Benchmark Mortgage Trust
2020-IG3, 3.13% (WAC) due
09/15/48
◊,d
5,232,000 3,216,671
2019-B14, 0.74% (WAC) due
12/15/62
◊,j
93,554,392 1,719,502
2018-B6, 4.59% (WAC) due
10/10/51
◊
750,000 711,851
2018-B2, 0.43% (WAC) due
02/15/51
◊,j
86,290,311 494,072
2018-B6, 0.39% (WAC) due
10/10/51
◊,j
57,406,535 422,466
GS Mortgage Securities Trust
2020-GC45, 0.61% (WAC)
due 02/13/53
◊,j
142,234,192 2,674,245
2019-GC42, 0.82% (WAC)
due 09/10/52
◊,j
63,464,329 1,469,916
2017-GS6, 3.87% due
05/10/50 521,000 466,203
2017-GS6, 0.99% (WAC) due
05/10/50
◊,j
39,426,962 307,057
BMP
2024-MF23, 5.31% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
06/15/41
◊,d
4,900,000 4,896,938
GS Mortgage Securities Corp.
Trust
2020-DUNE, 5.29% (1 Month
Term SOFR + 1.61%,
Rate Floor: 1.35%) due
12/15/36
◊,d
3,058,294 3,041,743
2020-DUNE, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 1.90%) due
12/15/36
◊,d
815,545 794,820
JPMDB Commercial Mortgage
Securities Trust
2016-C4, 3.64% (WAC) due
12/15/49
◊
2,650,000 2,471,308
2017-C7, 0.82% (WAC) due
10/15/50
◊,j
106,904,334 969,409
2016-C4, 0.66% (WAC) due
12/15/49
◊,j
66,347,232 73,373
2017-C5, 0.89% (WAC) due
03/15/50
◊,j
6,826,964 22,794
2016-C2, 1.44% (WAC) due
06/15/49
◊,j
9,591,497 96
BANK
2020-BN25, 0.44% (WAC)
due 01/15/63
◊,j
140,000,000 2,259,712
2017-BNK6, 0.74% (WAC)
due 07/15/60
◊,j
31,546,933 199,875
2017-BNK4, 1.32% (WAC)
due 05/15/50
◊,j
10,151,731 89,357
CSAIL Commercial Mortgage
Trust
2019-C15, 0.99% (WAC) due
03/15/52
◊,j
83,778,649 1,860,288
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
(continued)
2016-C6, 1.66% (WAC) due
01/15/49
◊,j
1,599,747 $ 16
COMM Mortgage Trust
2018-COR3, 0.40% (WAC)
due 05/10/51
◊,j
194,175,125 1,398,935
Wells Fargo Commercial
Mortgage Trust
2017-C38, 0.90% (WAC) due
07/15/50
◊,j
58,909,512 497,809
2017-C42, 0.82% (WAC) due
12/15/50
◊,j
28,142,761 327,328
2017-RB1, 1.17% (WAC) due
03/15/50
◊,j
31,068,917 228,586
2017-RC1, 1.37% (WAC) due
01/15/60
◊,j
15,132,150 116,200
2016-BNK1, 1.82% (WAC)
due 08/15/49
◊,j
21,939,947 31,920
2016-C35, 1.82% (WAC) due
07/15/48
◊,j
15,575,342 27,053
2016-C37, 0.77% (WAC) due
12/15/49
◊,j
8,973,781 13,450
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due
12/15/51
◊,j
52,800,193 798,434
CD Mortgage Trust
2017-CD6, 0.87% (WAC) due
11/13/50
◊,j
32,748,467 315,964
2017-CD4, 1.20% (WAC) due
05/10/50
◊,j
23,106,188 158,058
2017-CD3, 0.95% (WAC) due
02/10/50
◊,j
27,854,415 145,879
2016-CD2, 0.53% (WAC) due
11/10/49
◊,j
26,750,512 23,008
2016-CD1, 1.33% (WAC) due
08/10/49
◊,j
22,159,054 953
UBS Commercial Mortgage
Trust
2017-C5, 1.09% (WAC) due
11/15/50
◊,j
29,335,152 323,112
2017-C2, 1.03% (WAC) due
08/15/50
◊,j
32,634,928 319,992
CGMS Commercial Mortgage
Trust
2017-B1, 0.71% (WAC) due
08/15/50
◊,j
56,088,384 367,889
JPMCC Commercial Mortgage
Securities Trust
2017-JP6, 0.98% (WAC) due
07/15/50
◊,j
43,956,923 256,084
Morgan Stanley Capital I Trust
2016-UBS9, 4.58% (WAC)
due 03/15/49
◊
275,000 244,747
DBJPM Mortgage Trust
2017-C6, 0.89% (WAC) due
06/10/50
◊,j
14,884,469 99,288
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC)
due 02/15/50
◊,j
18,862,907 63,436
2016-UB10, 1.74% (WAC)
due 07/15/49
◊,j
447,343 4

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 253
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
(continued)
JPMBB Commercial Mortgage
Securities Trust
2015-C27, 0.57% (WAC) due
02/15/48
◊,j
8,650,838 $ 2,410
SG Commercial Mortgage
Securities Trust
2016-C5, 1.76% (WAC) due
10/10/48
◊,j
3,472,033 2,410
Total Commercial Mortgage-Backed Securities 316,942,847
MILITARY HOUSING - 0 .6%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 4.65% (WAC) due
11/25/55
◊,l
106,324,665 93,077,817
2015-R1, 4.45% (WAC) due
11/25/52
◊,d
19,441,360 17,655,825
2015-R1, 4.30% (WAC) due
10/25/52
◊,d
12,743,478 10,693,136
2015-R1, 0.70% (WAC) due
11/25/55
◊,d,j
159,773,003 8,881,446
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, 6.11% due
08/10/52
a,d
20,700,698 19,869,343
2025-WPAFB, 7.15% due
08/10/36
a,d
13,330,312 14,200,359
2005-DRUM, 5.47% due
05/10/50
a,d
4,159,356 3,785,462
2005-BLIS, 5.25% due
07/10/50
a,d
2,500,000 2,034,501
Capmark Military Housing Trust
2006-RILY, 6.15% due
07/10/51
a,d
12,089,234 10,847,942
2007-ROBS, 6.06% due
10/10/52
a,d
7,230,162 6,788,976
2007-AETC, 5.75% due
02/10/52
a,d
6,877,869 6,170,550
2006-RILY, 4.16% (1 Month
Term SOFR + 0.48%,
Rate Floor: 0.37%) due
07/10/51
◊,a,d
6,514,965 4,778,184
Total Military Housing 198,783,541
Total Collateralized Mortgage Obligations
(Cost $13,778,834,614) 13,503,216,833
CORPORATE BONDS - 26 .4%
FINANCIAL - 13 .3%
Pershing Square Holdings Ltd.
3.25% due 10/01/31
d
101,800,000 91,385,433
3.25% due 11/15/30 43,250,000 39,737,124
5.50% due 10/28/32
d
9,300,000 9,220,515
Macquarie Bank Ltd.
5.64% due 08/13/36
d,m
46,285,000 46,032,154
3.62% due 06/03/30
d
34,605,000 32,837,965
Wilton RE Ltd.
6.00%
d,m,n
80,224,000 76,961,086
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
GLP Capital, LP / GLP
Financing II, Inc.
4.00% due 01/15/31 51,638,000 $ 48,827,876
5.30% due 01/15/29 15,867,000 16,004,615
5.63% due 03/01/36 4,780,000 4,649,019
3.25% due 01/15/32 4,150,000 3,699,611
5.75% due 11/01/37 3,460,000 3,348,825
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31 39,803,000 37,060,573
5.75% due 05/20/35 17,425,000 17,858,201
5.63% due 08/16/32 13,100,000 13,438,919
6.50% due 05/20/55 3,320,000 3,406,417
Host Hotels & Resorts, LP
3.50% due 09/15/30 41,072,000 38,608,954
2.90% due 12/15/31 20,200,000 17,958,316
5.70% due 07/01/34 12,075,000 12,200,945
BPCE S.A.
5.88% due 01/14/31
d,m
20,000,000 20,603,071
5.42% due 01/13/37
d,m
13,175,000 12,843,960
5.39% due 05/28/31
d,m
12,200,000 12,364,358
7.00% due 10/19/34
d,m
10,000,000 10,928,819
5.94% due 05/30/35
d,m
7,750,000 7,926,990
Nippon Life Insurance Co.
2.75% due 01/21/51
d,m
45,350,000 39,934,639
5.95% due 04/16/54
d,m
13,950,000 13,945,872
2.90% due 09/16/51
d,m
10,380,000 9,086,970
Safehold GL Holdings LLC
2.80% due 06/15/31 27,977,000 25,339,439
2.85% due 01/15/32 27,008,000 24,187,450
6.10% due 04/01/34 9,168,000 9,633,698
5.65% due 01/15/35 2,750,000 2,781,171
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
d
46,892,000 43,270,911
2.88% due 10/15/26
d
17,717,000 17,525,346
Morgan Stanley
5.25% due 04/21/34
m
18,495,000 18,552,751
4.71% due 03/12/32
m
12,350,000 12,266,846
5.31% due 01/18/41
m
12,676,000 12,236,428
5.94% due 02/07/39
m
11,655,000 11,914,296
6.63% due 11/01/34
m
4,835,000 5,261,109
First American Financial Corp.
4.00% due 05/15/30 40,891,000 38,996,444
2.40% due 08/15/31 11,875,000 10,218,414
5.45% due 09/30/34 7,250,000 7,105,516
Maple Grove Funding Trust I
4.16% due 08/15/51
d
77,700,000 56,036,249
Societe Generale S.A.
5.40% due 04/10/37
d,m
24,375,000 23,581,040
3.34% due 01/21/33
d,m
21,150,000 19,091,055
6.07% due 01/19/35
d,m
8,750,000 9,035,600
5.25% due 05/22/29
d,m
1,540,000 1,554,944
Liberty Mutual Group, Inc.
4.30% due 02/01/61
d
74,981,000 46,733,958
4.13% due 12/15/51
d,m
3,600,000 3,516,863
3.95% due 05/15/60
d
4,064,000 2,781,241
Brookfield Finance, Inc.
5.81% due 03/03/55 12,635,000 11,969,067

TOTAL RETURN BOND FUND
March 31, 2026
254 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
5.68% due 01/15/35 9,400,000 $ 9,480,972
5.33% due 01/15/36 9,510,000 9,311,452
4.70% due 09/20/47 9,790,000 8,132,079
3.63% due 02/15/52 9,380,000 6,341,194
3.50% due 03/30/51 9,526,000 6,329,587
National Australia Bank Ltd.
5.90% due 01/14/36
d,m
23,750,000 24,389,913
2.99% due 05/21/31
d
14,525,000 13,208,563
3.35% due 01/12/37
d,m
14,550,000 13,158,986
Global Atlantic Fin Co.
7.25% due 03/01/56
d,m
43,260,000 40,775,245
7.95% due 10/15/54
d,m
6,925,000 6,667,819
6.75% due 03/15/54
d
3,190,000 2,971,586
TPG Operating Group II, LP
5.88% due 03/05/34 26,485,000 26,858,894
4.88% due 05/15/31 15,550,000 15,251,081
5.38% due 01/15/36 8,237,000 7,966,033
Standard Chartered plc
5.01% due 10/15/30
d,m
30,721,000 30,978,003
4.64% due 04/01/31
d,m
13,367,000 13,267,900
4.53% due 06/05/32
d,m
3,630,000 3,544,332
Sumitomo Life Insurance Co.
3.38% due 04/15/81
d,m
39,900,000 36,404,856
5.88% due 09/10/55
d,m
10,550,000 10,322,425
American National Group, Inc.
6.00% due 07/15/35 31,375,000 30,587,052
7.00% due 12/01/55
m
12,775,000 12,114,814
6.14% due 06/13/32
d
2,000,000 2,042,842
Blue Owl Capital GP LLC
7.21% due 08/22/43
a
28,550,000 29,335,461
7.11% due 08/22/43
a
15,200,000 15,377,403
Credit Agricole S.A.
5.26% due 01/12/37
d,m
27,800,000 27,195,590
5.22% due 05/27/31
d,m
13,700,000 13,866,412
4.86% (SOFR + 1.21%) due
09/11/28
◊,d
3,280,000 3,294,395
United Wholesale Mortgage
LLC
5.50% due 04/15/29
d
46,832,000 43,834,101
Allianz SE
6.55%
d,m,n
43,400,000 43,480,984
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
d
39,650,000 36,948,316
6.63% due 10/15/31
d
6,850,000 6,530,783
LPL Holdings, Inc.
6.00% due 05/20/34 20,950,000 21,367,989
4.00% due 03/15/29
d
15,257,000 14,815,772
5.75% due 06/15/35 6,650,000 6,623,684
Nationwide Mutual Insurance
Co.
4.35% due 04/30/50
d
56,156,000 42,510,500
Bain Capital, LP
3.41% due 04/15/41
a
36,000,000 25,904,334
3.72% due 04/15/42
a
20,300,000 14,917,519
Capital One Financial Corp.
6.38% due 06/08/34
m
21,490,000 22,647,497
5.20% due 09/11/36
m
12,275,000 11,899,746
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
5.40% due 01/30/37
m
3,590,000 $ 3,517,724
6.05% due 02/01/35
m
1,860,000 1,922,158
F&G Global Funding
5.88% due 01/16/30
d
38,565,000 39,047,399
MetLife, Inc.
6.35% due 03/15/55
m
28,930,000 29,356,746
5.85% due 03/15/56
m
9,175,000 9,005,188
FS KKR Capital Corp.
3.25% due 07/15/27 30,100,000 28,915,615
2.63% due 01/15/27 9,614,000 9,330,240
Apollo Global Management, Inc.
5.70% due 03/30/36 37,660,000 37,693,434
Reinsurance Group of America,
Inc.
5.75% due 09/15/34 20,050,000 20,367,178
6.38% due 09/15/56
m
10,950,000 10,584,284
6.65% due 09/15/55
m
6,190,000 6,162,445
BNP Paribas S.A.
4.92% due 01/15/34
d,m
25,000,000 24,445,522
2.87% due 04/19/32
d,m
7,200,000 6,528,668
5.50% due 05/20/30
d,m
5,923,000 6,065,252
Jefferies Financial Group, Inc.
5.50% due 02/15/36 23,455,000 22,511,971
6.20% due 04/14/34 11,363,000 11,588,123
6.25% due 01/15/36 2,330,000 2,361,926
Australia & New Zealand
Banking Group Ltd.
5.82% due 06/18/36
d,m
24,460,000 24,886,578
5.20% due 09/30/35
d,m
10,000,000 9,844,808
2.57% due 11/25/35
d,m
1,600,000 1,430,033
Prime Property Fund
5.81% due 07/15/35
a
36,000,000 35,936,477
Stewart Information Services
Corp.
3.60% due 11/15/31 40,641,000 35,929,611
Equitable Holdings, Inc.
6.70% due 03/28/55
m
34,318,000 34,633,417
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,l
EUR 29,400,000 33,977,580
American National Global
Funding
5.25% due 06/03/30
d
18,010,000 17,936,603
5.55% due 01/28/30
d
12,225,000 12,349,601
4.63% due 12/15/28
d
3,570,000 3,542,588
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,a
33,100,000 33,100,000
Commonwealth Bank of
Australia
5.93% due 03/14/46
d,m
29,470,000 29,427,807
3.61% due 09/12/34
d,m
3,550,000 3,409,542
Carlyle Group, Inc.
5.05% due 09/19/35 33,700,000 32,515,221
Beacon Funding Trust
6.27% due 08/15/54
d
31,900,000 31,524,779
CBS Studio Center
6.67% due 12/31/26
a
34,100,000 30,523,508

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 255
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
Bank of America Corp.
5.74% due 02/12/36
m
16,850,000 $ 17,141,011
5.52% due 10/25/35
m
10,000,000 9,999,771
3.56% due 04/23/27
m
3,350,000 3,348,244
Grand River Funding Trust II
7.28% due 02/15/56
d
27,420,000 28,681,332
Americo Life, Inc.
3.45% due 04/15/31
d
32,364,000 28,529,636
VICI Properties, LP
5.63% due 04/01/35 28,500,000 28,366,996
Farmers Insurance Exchange
7.00% due 10/15/64
d,m
28,140,000 28,125,069
Dai-ichi Life Insurance Co. Ltd.
6.20%
d,m,n
27,750,000 27,915,140
AmFam Holdings, Inc.
2.81% due 03/11/31
d
19,525,000 17,127,021
3.83% due 03/11/51
d
14,873,000 10,180,311
Westpac Banking Corp.
3.02% due 11/18/36
m
15,650,000 13,999,920
3.13% due 11/18/41 12,214,000 8,972,032
2.67% due 11/15/35
m
4,467,000 4,012,434
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
d,m
22,800,000 22,820,816
5.80% due 09/11/54
d,m
4,093,000 4,045,370
Ardonagh Finco Ltd.
6.88% due 02/15/31
d
EUR 16,950,000 19,453,983
7.75% due 02/15/31
d
6,775,000 6,854,383
Nuveen LLC
5.85% due 04/15/34
d
25,425,000 26,266,902
Ascot Group Ltd.
6.35% due 06/15/35
d,m
25,150,000 25,662,486
Encore Capital Group, Inc.
6.63% due 04/15/31
d
15,150,000 15,074,250
8.50% due 05/15/30
d
9,950,000 10,520,274
Trustage Financial Group, Inc.
4.63% due 04/15/32
d
26,450,000 25,283,096
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
d
24,480,000 25,164,363
Lazard Group LLC
5.63% due 08/01/35 25,200,000 25,145,837
OneMain Finance Corp.
6.63% due 05/15/29 9,925,000 9,934,637
7.50% due 05/15/31 8,250,000 8,294,055
6.13% due 05/15/30 3,650,000 3,569,119
3.88% due 09/15/28 2,270,000 2,157,298
7.13% due 11/15/31 1,125,000 1,114,646
Dyal IV Issuer A
3.65% due 02/22/41
a
27,170,000 24,774,692
Sumitomo Mitsui Financial
Group, Inc.
5.05% due 01/15/37
m
11,630,000 11,437,506
5.57% due 01/15/47
m
9,920,000 9,599,601
4.84% (SOFR + 1.17%) due
07/09/29
◊
3,020,000 3,035,885
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
Belrose Funding Trust II
6.79% due 05/15/55
d
23,810,000 $ 23,847,571
Citadel Securities Global
Holdings LLC
5.75% due 03/27/36
d
14,150,000 13,962,748
5.50% due 06/18/30
d
6,825,000 6,933,694
6.20% due 06/18/35
d
2,650,000 2,711,140
Hunt Companies, Inc.
5.25% due 04/15/29
d
25,121,000 23,566,427
BO GPS IV Capital Call Facility
C
5.16% due 10/30/30
a
24,150,000 23,446,263
Cliffwater Corporate Lending
Fund
6.77% due 08/04/28
a
22,700,000 23,341,460
Omnis Funding Trust
6.72% due 05/15/55
d
22,640,000 22,887,303
Macquarie Group Ltd.
2.87% due 01/14/33
d,m
17,431,000 15,595,866
1.63% due 09/23/27
d,m
4,125,000 4,068,136
2.69% due 06/23/32
d,m
3,164,000 2,839,240
Dyal Capital Partners III (A), LP
4.40% due 06/15/40
a
16,988,076 16,165,321
6.55% due 06/15/44
a
5,880,000 5,904,584
CNO Financial Group, Inc.
6.45% due 06/15/34 21,310,000 21,989,079
Goldman Sachs Group, Inc.
5.39% due 02/02/41
m
19,130,000 18,482,465
4.02% due 10/31/38
m
3,870,000 3,378,329
200 Park Funding Trust
5.74% due 02/15/55
d
22,000,000 21,136,679
Sherwood Financing plc
7.65% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 18,750,000 21,015,601
CoStar Group, Inc.
2.80% due 07/15/30
d
22,983,000 20,783,277
Henneman Trust
6.58% due 05/15/55
d
20,310,000 20,405,213
Corebridge Life Holdings, Inc.
8.13% due 03/15/46
d
17,100,000 20,241,239
PartnerRe Finance B LLC
4.50% due 10/01/50
m
21,056,000 20,157,633
Enstar Group Ltd.
7.50% due 04/01/45
d,m
16,125,000 16,570,840
3.10% due 09/01/31 3,840,000 3,388,262
EQT AB
5.85% due 05/08/35
d
18,665,000 18,706,212
Gabx Leasing LLC
5.30% due 04/15/36
d
16,490,000 16,186,645
4.63% due 04/15/31
d
2,500,000 2,464,536
Loews Corp.
4.94% due 04/01/36 19,050,000 18,642,469
Ares Finance Co. II LLC
3.25% due 06/15/30
d
19,788,000 18,537,649
Nationwide Building Society
5.54% due 07/14/36
d,m
18,400,000 18,451,993

TOTAL RETURN BOND FUND
March 31, 2026
256 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
RLI Corp.
5.38% due 06/01/36 18,875,000 $ 18,168,864
Swiss Re Finance Luxembourg
S.A.
5.00% due 04/02/49
d,m
18,300,000 18,085,209
Prologis Targeted US Logistics
Fund, LP
4.63% due 03/15/33
d
18,525,000 18,015,020
Fidelis Insurance Holdings Ltd.
4.88% due 06/30/30
d
11,500,000 11,235,288
7.75% due 06/15/55
m
6,075,000 6,378,386
UWM Holdings LLC
6.25% due 03/15/31
d
15,450,000 14,070,091
6.63% due 02/01/30
d
3,500,000 3,301,101
GA Global Funding Trust
2.90% due 01/06/32
d
16,400,000 14,185,684
4.50% due 09/18/30
d
3,000,000 2,887,655
Fortitude Group Holdings LLC
6.25% due 04/01/30
d
16,600,000 16,904,812
Brookfield Capital Finance LLC
6.09% due 06/14/33 15,900,000 16,582,449
UBS AG
4.63% due 02/16/32
m
16,500,000 16,443,219
Avilease Capital Ltd.
4.75% due 11/12/30
d
16,825,000 16,373,081
Hanover Insurance Group, Inc.
5.50% due 09/01/35 16,175,000 16,034,774
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 16,350,000 15,967,022
Grand River Funding Trust I
6.31% due 02/15/36
d
15,600,000 15,737,837
Prudential Financial, Inc.
3.70% due 10/01/50
m
17,139,000 15,569,669
RGA Global Funding
5.00% due 08/25/32
d
12,750,000 12,612,313
5.05% due 12/06/31
d
2,700,000 2,700,356
Nassau Companies of New York
7.88% due 07/15/30
d
16,647,000 15,206,512
KKR Group Finance Co. VIII
LLC
3.50% due 08/25/50
d
22,210,000 14,679,126
Dyal Capital Partners III (B), LP
4.40% due 06/15/40
a
9,761,924 9,289,141
6.55% due 06/15/44
a
4,620,000 4,638,984
Dyal IV Issuer B
3.65% due 02/22/41
a
14,630,000 13,340,219
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
d
14,150,000 13,314,450
Kennedy-Wilson, Inc.
4.75% due 03/01/29 13,195,000 12,947,663
4.75% due 02/01/30 81,000 80,477
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
d
12,675,000 13,023,664
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
PennyMac Financial Services,
Inc.
6.75% due 02/15/34
d
13,145,000 $ 12,301,596
American Express Co.
5.41% due 02/08/41
m
8,960,000 8,890,710
4.68% (SOFR + 1.02%) due
01/30/31
◊
3,060,000 3,061,498
Evercore, Inc.
5.47% due 07/24/32
a
6,900,000 6,790,579
5.17% due 07/24/30
a
5,000,000 4,974,103
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
d
15,590,000 11,516,759
Rocket Companies, Inc.
6.38% due 08/01/33
d
11,250,000 11,370,870
Barclays plc
4.52% due 02/24/32
m
11,425,000 11,174,719
Symetra Life Insurance Co.
6.55% due 10/01/55
d
10,900,000 10,921,440
Atlantic Marine Corps.
Communities LLC
5.34% due 12/01/50
d
10,484,752 9,920,882
5.37% due 12/01/50
d
712,017 615,584
HSBC Holdings plc
5.13% due 03/03/31
m
6,770,000 6,846,505
4.62% due 11/06/31
m
3,580,000 3,530,280
Mutual of Omaha Insurance Co.
6.14% due 01/16/64
d,m
10,150,000 10,234,673
RenaissanceRe Holdings Ltd.
5.80% due 04/01/35 9,900,000 10,125,828
NatWest Group plc
6.02% due 03/02/34
m
9,600,000 10,110,600
Globe Life, Inc.
5.85% due 09/15/34 9,810,000 10,106,544
Penn Mutual Life Insurance Co.
3.80% due 04/29/61
d
14,970,000 9,896,395
Galaxy Bidco Ltd.
8.13% due 12/19/29
d
GBP 7,200,000 9,741,061
Swiss RE Subordinated Finance
plc
6.19% due 04/01/46
d,m
9,800,000 9,728,775
Blue Owl Finance LLC
6.25% due 04/18/34 9,880,000 9,498,452
KKR Group Finance Co. X LLC
3.25% due 12/15/51
d
15,150,000 9,421,890
SLM Corp.
3.13% due 11/02/26 9,132,000 9,047,820
Accident Fund Insurance Co. of
America
8.50% due 08/01/32
d
9,000,000 8,994,767
Assured Guaranty US Holdings,
Inc.
3.60% due 09/15/51 13,031,000 8,797,704
Fort Carson Family Housing
LLC
6.33% due 12/15/68 6,075,000 6,147,475
6.18% due 12/15/65 2,500,000 2,564,975

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 257
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/01/31
d
8,600,000 $ 8,444,749
Mid-Atlantic Military Family
Communities LLC
5.30% due 08/01/50
d
5,624,690 4,759,205
5.24% due 08/01/50
d
3,537,512 3,241,280
Aretec Group, Inc.
10.00% due 08/15/30
d
7,447,000 7,909,941
Five Corners Funding Trust III
5.79% due 02/15/33
d
7,550,000 7,786,550
Clarion Lion Properties Fund
Holdings, LP
5.53% due 12/01/35
a
8,000,000 7,744,568
Ryan Specialty LLC
5.88% due 08/01/32
d
7,573,000 7,484,885
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
a
7,750,000 7,460,171
CNO Global Funding
1.75% due 10/07/26
d
7,400,000 7,306,342
Santander UK Group Holdings
plc
5.14% due 09/22/36
m
6,440,000 6,218,875
Blue Owl IV SR SEC A
5.94% due 08/22/45
a
6,240,000 6,090,362
Ohana Military Communities
LLC
5.56% due 10/01/36
d
3,820,000 3,807,088
5.78% due 10/01/36
d
2,200,000 2,237,928
Blue Owl IV SR SEC B
5.94% due 08/22/45
a
5,760,000 5,621,873
Western & Southern Life
Insurance Co.
3.75% due 04/28/61
d
8,263,000 5,534,565
Belvoir Land LLC
5.60% due 12/15/35
d
5,600,000 5,533,136
Citigroup, Inc.
4.50% due 09/11/31
m
3,480,000 3,440,446
6.50%
m,n
2,000,000 1,995,148
Argentum Netherlands BV for
Swiss Re Ltd.
5.63% due 08/15/52
m
4,900,000 4,906,451
Deloitte LLP
7.33% due 11/20/26
a
4,800,000 4,865,754
Manulife Financial Corp.
4.06% due 02/24/32
m
4,815,000 4,778,472
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
d
4,710,000 4,716,800
Blue Cross and Blue Shield of
Florida, Inc.
5.44% due 09/30/35
a
4,700,000 4,578,348
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 04/15/50 6,852,000 4,503,894
DaVinciRe Holdings Ltd.
5.95% due 04/15/35
d
4,400,000 4,376,598
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
HS Wildcat LLC
3.83% due 12/31/50
a
4,893,979 $ 3,565,179
Lloyds Banking Group plc
4.43% due 11/04/31
m
3,590,000 3,539,525
Protective Life Corp.
4.70% due 01/15/31
d
3,540,000 3,505,894
National Health Investors, Inc.
5.35% due 02/01/33 3,560,000 3,498,201
Canadian Imperial Bank of
Commerce
4.58% due 09/08/31
m
3,480,000 3,465,194
UBS Group AG
4.84% due 11/06/33
d,m
3,520,000 3,462,240
Janus Henderson US Holdings,
Inc.
5.45% due 09/10/34 3,460,000 3,449,694
JPMorgan Chase & Co.
5.58% due 07/23/36
m
3,390,000 3,433,074
KBC Group N.V.
6.32% due 09/21/34
d,m
3,180,000 3,402,224
Deutsche Bank AG
3.55% due 09/18/31
m
3,610,000 3,393,843
Brighthouse Financial Global
Funding
5.65% due 06/10/29
d
3,330,000 3,352,689
Ally Financial, Inc.
6.18% due 07/26/35
m
3,320,000 3,329,646
Nordea Bank Abp
4.67% (SOFR + 1.02%) due
09/10/29
◊,d
3,280,000 3,323,802
Athene Global Funding
2.67% due 06/07/31
d
3,780,000 3,296,313
BGC Group, Inc.
8.00% due 05/25/28 3,120,000 3,288,552
SiriusPoint Ltd.
7.00% due 04/05/29 3,150,000 3,287,284
Intesa Sanpaolo SpA
7.80% due 11/28/53
d
2,800,000 3,270,902
Pine Street Trust III
6.22% due 05/15/54
d
3,200,000 3,195,229
Bank of Nova Scotia
4.74% (SOFR Compounded
Index + 1.08%) due
08/01/29
◊
3,060,000 3,082,825
DNB Bank ASA
4.72% (SOFR + 1.06%) due
11/05/30
◊,d
3,060,000 3,076,341
KKR Group Finance Co. III LLC
5.13% due 06/01/44
d
2,710,000 2,391,960
Aurora Military Housing LLC
5.82% due 07/15/34
d
2,006,292 2,036,469
Iron Mountain, Inc.
4.88% due 09/15/27
d
1,938,000 1,934,260
Horace Mann Educators Corp.
4.70% due 10/01/30 1,770,000 1,741,896

TOTAL RETURN BOND FUND
March 31, 2026
258 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
FINANCIAL - 13.3% (continued)
Ares Finance Co. IV LLC
3.65% due 02/01/52
d
2,450,000 $ 1,641,308
Assurant, Inc.
6.75% due 02/15/34 1,450,000 1,561,175
Blackstone Holdings Finance
Co. LLC
3.20% due 01/30/52
d
2,150,000 1,366,212
Fort Moore Family Communities
LLC
6.09% due 01/15/51
d
1,504,998 1,348,157
Public Storage Operating Co.
2.30% due 05/01/31 1,500,000 1,346,006
Fort Knox Military Housing
Privatization Project
4.13% (1 Month Term SOFR
+ 0.45%) due 02/15/52
◊,d
1,589,355 1,312,672
ING Groep N.V.
5.53% due 03/25/36
m
1,150,000 1,163,387
Midwest Family Housing LLC
5.58% due 01/01/51
d
1,228,971 1,026,031
Focus Financial Partners LLC
6.75% due 09/15/31
d
1,000,000 993,146
Citizens Financial Group, Inc.
6.65% due 04/25/35
m
900,000 964,586
Pacific Beacon LLC
5.51% due 07/15/36
d
500,000 492,117
Atlas Mara Ltd.
due 12/31/20
a,l,o
542,348 1
Total Financial 4,175,892,206
ENERGY - 3 .2%
BP Capital Markets plc
4.88%
m,n
62,830,000 62,026,656
6.13%
m,n
18,945,000 19,108,628
MPLX, LP
5.40% due 09/15/35 24,150,000 24,042,050
6.20% due 09/15/55 21,750,000 21,465,694
5.95% due 04/01/55 21,200,000 20,186,876
5.50% due 02/15/49 3,250,000 2,937,446
5.65% due 03/01/53 1,630,000 1,488,925
ONEOK, Inc.
5.40% due 10/15/35 25,125,000 24,959,019
6.25% due 10/15/55 23,000,000 22,548,109
7.15% due 01/15/51 6,341,000 6,838,005
5.65% due 09/01/34 5,050,000 5,137,032
5.05% due 11/01/34 1,200,000 1,167,235
3.95% due 03/01/50 1,600,000 1,133,754
Targa Resources Corp.
5.40% due 07/30/36 19,675,000 19,531,335
6.05% due 05/15/56 12,200,000 11,794,855
5.55% due 08/15/35 10,903,000 10,996,202
5.50% due 02/15/35 10,700,000 10,795,163
5.65% due 02/15/36 4,875,000 4,946,634
6.50% due 02/15/53 2,860,000 2,933,844
6.13% due 05/15/55 250,000 244,761
FLNG Liquefaction 3 LLC
3.08% due 06/30/39
a
55,761,175 47,419,326
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
ENERGY - 3.2% (continued)
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 09/15/34 37,730,000 $ 38,539,886
5.60% due 01/15/36 5,275,000 5,292,094
4.90% due 02/15/45 3,770,000 3,265,670
Venture Global LNG, Inc.
9.50% due 02/01/29
d
29,800,000 32,222,573
9.88% due 02/01/32
d
10,300,000 11,062,076
HF Sinclair Corp.
6.25% due 01/15/35 22,415,000 23,144,083
5.50% due 09/01/32 19,560,000 19,604,564
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42
d
17,000,000 16,898,205
5.85% due 02/23/36
d
11,900,000 11,926,454
6.51% due 02/23/42
d
6,500,000 6,713,780
6.13% due 02/23/38
d
5,550,000 5,613,846
ITT Holdings LLC
6.50% due 08/01/29
d
38,518,000 37,452,523
Sunoco, LP
7.25% due 05/01/32
d
17,125,000 17,718,707
4.63% due 05/01/30
d
15,663,000 15,073,586
6.63% due 08/15/32
d
4,200,000 4,265,801
Enbridge, Inc.
5.55% due 06/20/35 20,250,000 20,683,302
5.63% due 04/05/34 12,478,000 12,870,923
6.70% due 11/15/53 3,140,000 3,407,641
Energy Transfer, LP
6.00% due 02/01/29
d
11,400,000 11,488,896
6.20% due 04/01/55 8,750,000 8,494,991
7.38% due 02/01/31
d
7,610,000 7,893,194
6.30% due 01/15/56 6,600,000 6,498,933
5.95% due 05/15/54 1,350,000 1,265,863
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 09/30/40
d
43,921,000 33,734,051
DT Midstream, Inc.
5.80% due 12/15/34
d
29,400,000 30,184,915
4.30% due 04/15/32
d
3,250,000 3,100,526
Gulfstream Natural Gas System
LLC
5.60% due 07/23/35
d
26,525,000 26,859,272
Viper Energy Partners LLC
5.70% due 08/01/35 26,575,000 26,782,551
Plains All American Pipeline, LP
5.95% due 06/15/35 24,100,000 24,883,203
Cheniere Energy Partners, LP
5.55% due 10/30/35 11,800,000 12,016,511
5.95% due 06/30/33 8,845,000 9,272,309
5.75% due 08/15/34 2,950,000 3,038,563
Occidental Petroleum Corp.
5.38% due 01/01/32 18,470,000 18,746,732
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 18,705,000 18,303,633
Venture Global Plaquemines
LNG LLC
6.75% due 01/15/36
d
9,225,000 9,770,677

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 259
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
ENERGY - 3.2% (continued)
6.13% due 12/15/30
d
3,800,000 $ 3,908,019
6.50% due 06/15/34
d
3,575,000 3,721,403
CVR Energy, Inc.
7.50% due 02/15/31
d
15,260,000 15,373,946
Midwest Connector Capital Co.
LLC
4.63% due 04/01/29
d
14,608,000 14,532,705
Whistler Pipeline LLC
5.95% due 09/30/34
d
13,450,000 13,780,901
Venture Global Calcasieu Pass
LLC
3.88% due 11/01/33
d
10,672,000 9,456,420
4.13% due 08/15/31
d
2,667,000 2,473,924
6.25% due 01/15/30
d
1,500,000 1,534,233
Phillips 66 Co.
5.88% due 03/15/56
m
7,360,000 7,247,820
6.20% due 03/15/56
m
4,200,000 4,181,131
Buckeye Partners, LP
3.95% due 12/01/26 11,100,000 10,988,238
Kinetik Holdings, LP
6.63% due 12/15/28
d
9,007,000 9,159,425
Freeport LNG Development, LP
5.92% due 12/31/39
a
8,096,650 8,143,210
Florida Gas Transmission Co.
LLC
5.75% due 07/15/35
d
7,600,000 7,797,422
Boardwalk Pipelines, LP
5.63% due 08/01/34 6,675,000 6,839,823
Cheniere Energy, Inc.
6.00% due 07/30/56
d
6,725,000 6,701,163
NuStar Logistics, LP
6.38% due 10/01/30 3,340,000 3,453,550
5.63% due 04/28/27 1,880,000 1,883,457
CQP Holdco, LP / BIP-V
Chinook Holdco LLC
7.50% due 12/15/33
d
5,000,000 5,247,315
APA Corp.
5.35% due 07/01/49 4,110,000 3,463,305
Eni SpA
5.95% due 05/15/54
d
3,480,000 3,462,445
Kinder Morgan Energy Partners,
LP
7.50% due 11/15/40 2,910,000 3,373,140
TransCanada PipeLines Ltd.
7.63% due 01/15/39 2,870,000 3,366,105
Western Midstream Operating,
LP
5.30% due 03/01/48 3,750,000 3,169,649
Marathon Petroleum Corp.
6.50% due 03/01/41 1,650,000 1,756,277
Helmerich & Payne, Inc.
5.50% due 12/01/34 1,760,000 1,730,188
BP Capital Markets America,
Inc.
4.99% due 04/10/34 1,500,000 1,510,389
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
ENERGY - 3.2% (continued)
Eastern Gas Transmission &
Storage, Inc.
4.60% due 12/15/44 500,000 $ 426,607
Total Energy 1,018,474,293
CONSUMER, NON-CYCLICAL - 1 .7%
Smithfield Foods, Inc.
2.63% due 09/13/31
d
45,782,000 40,182,236
3.00% due 10/15/30
d
14,033,000 12,827,908
Global Payments, Inc.
5.40% due 03/15/33 13,850,000 13,517,215
4.88% due 11/15/30 11,975,000 11,759,938
5.55% due 11/15/35 11,075,000 10,672,299
5.20% due 11/15/32 8,850,000 8,590,753
Altria Group, Inc.
4.45% due 05/06/50 25,185,000 19,677,599
3.70% due 02/04/51 25,038,000 17,235,014
Triton Container International
Ltd.
3.15% due 06/15/31
d
33,621,000 30,400,184
IQVIA, Inc.
5.00% due 05/15/27
d
10,699,000 10,658,551
5.00% due 10/15/26
d
8,700,000 8,690,591
6.25% due 06/01/32
d
7,315,000 7,428,317
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
5.50% due 01/15/36 18,200,000 18,208,372
4.38% due 02/02/52 9,710,000 7,391,751
Humana, Inc.
6.63% due 09/15/56
m
24,700,000 23,736,320
Sysco Corp.
4.95% due 03/25/36 11,850,000 11,296,795
4.40% due 07/25/31 11,200,000 10,862,381
Mars, Inc.
5.20% due 03/01/35
d
19,775,000 19,963,273
Abbott Laboratories
5.50% due 03/15/56 19,400,000 19,022,226
Yale-New Haven Health
Services Corp.
2.50% due 07/01/50 32,350,000 18,721,615
DRI Healthcare, LP
5.35% due 03/24/31
a
13,000,000 12,833,559
5.65% due 03/24/33
a
4,850,000 4,775,038
Valvoline, Inc.
3.63% due 06/15/31
d
18,300,000 16,538,446
Highmark, Inc.
2.55% due 05/10/31
d
17,850,000 15,806,392
Novartis Capital Corp.
5.70% due 03/18/56 15,425,000 15,535,045
Icon Investments Six DAC
5.81% due 05/08/27 8,430,000 8,472,683
5.85% due 05/08/29 5,050,000 5,149,058
Universal Health Services, Inc.
5.05% due 10/15/34 13,850,000 13,223,240
BAT Capital Corp.
5.63% due 08/15/35 9,550,000 9,821,803

TOTAL RETURN BOND FUND
March 31, 2026
260 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
CONSUMER, NON-CYCLICAL - 1.7% (continued)
4.76% due 09/06/49 3,950,000 $ 3,275,141
Triton Container International
Ltd. / TAL International
Container Corp.
5.15% due 02/15/33 11,420,000 11,181,652
3.25% due 03/15/32 1,850,000 1,669,773
Becle SAB de CV
2.50% due 10/14/31
d
13,000,000 11,164,530
Darling Global Finance BV
4.50% due 07/15/32
d
EUR 9,350,000 10,752,446
Performance Food Group, Inc.
5.63% due 03/01/34
d
10,750,000 10,368,293
CVS Health Corp.
7.00% due 03/10/55
m
4,050,000 4,173,881
6.20% due 09/15/55 3,925,000 3,887,742
6.75% due 12/10/54
m
30,000 30,376
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 5,000,000 5,399,661
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 06/15/54
d
4,800,000 4,514,380
U.S. Foods, Inc.
7.25% due 01/15/32
d
3,700,000 3,828,640
Avantor Funding, Inc.
3.88% due 11/01/29
d
4,000,000 3,752,772
Sotheby's / Bidfair Holdings, Inc.
5.88% due 06/01/29
d
3,900,000 3,661,545
Central Garden & Pet Co.
4.13% due 04/30/31
d
3,854,000 3,590,915
Aetna, Inc.
6.75% due 12/15/37 3,130,000 3,381,947
Tesco plc
6.15% due 11/15/37
d
3,240,000 3,306,214
TriNet Group, Inc.
7.13% due 08/15/31
d
2,725,000 2,644,348
Providence St. Joseph Health
Obligated Group
2.70% due 10/01/51 4,250,000 2,477,778
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51 2,700,000 1,752,155
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
5.75% due 04/15/26
d
964,000 965,205
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 05/21/30 EUR 603,000 698,425
DaVita, Inc.
3.75% due 02/15/31
d
149,000 136,625
4.63% due 06/01/30
d
76,000 73,075
Williams Scotsman, Inc.
7.38% due 10/01/31
d
140,000 143,553
Total Consumer, Non-cyclical 519,829,674
COMMUNICATIONS - 1 .5%
TELUS Corp.
6.38% due 06/09/56
m
17,825,000 17,646,524
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
COMMUNICATIONS - 1.5% (continued)
6.63% due 06/09/56
m
17,945,000 $ 17,492,054
6.63% due 10/15/55
m
13,850,000 13,855,069
7.00% due 10/15/55
m
9,850,000 10,055,363
Rogers Communications, Inc.
6.88% due 07/31/56
m
24,615,000 24,709,448
4.55% due 03/15/52 23,692,000 18,712,888
5.25% due 03/15/82
d,m
8,775,000 8,667,747
7.13% due 04/15/55
m
5,650,000 5,781,577
Sirius XM Radio LLC
3.13% due 09/01/26
d
26,975,000 26,803,452
5.88% due 04/15/32
d
17,650,000 17,532,988
4.13% due 07/01/30
d
12,010,000 11,245,290
British Telecommunications plc
4.88% due 11/23/81
d,m
47,450,000 45,231,793
4.25% due 11/23/81
d,m
8,250,000 8,143,901
Bell Telephone Co. of Canada
or Bell Canada
7.00% due 09/15/55
m
34,298,000 35,104,655
6.88% due 09/15/55
m
5,825,000 5,891,009
Vodafone Group plc
4.13% due 06/04/81
m
40,537,000 37,103,998
SoftBank Corp.
5.33% due 07/09/35
d
31,550,000 31,050,809
Paramount Global
5.90% due 10/15/40 17,415,000 12,849,095
5.25% due 04/01/44 19,397,000 12,273,971
4.90% due 08/15/44 6,518,000 4,051,119
Verizon Communications, Inc.
5.75% due 11/30/45 18,415,000 17,932,538
Cox Communications, Inc.
2.95% due 10/01/50
d
19,041,000 10,264,850
5.80% due 12/15/53
d
7,025,000 5,943,560
Altice France S.A.
6.50% due 04/15/32
d
13,567,085 12,854,596
6.50% due 10/15/31
d
1,745,429 1,655,299
NTT Finance Corp.
5.50% due 07/16/35
d
6,550,000 6,643,204
4.88% due 07/16/30
d
4,000,000 4,025,287
Match Group Holdings II LLC
4.13% due 08/01/30
d
10,740,000 9,953,095
Vmed O2 UK Financing I plc
6.75% due 01/15/33
d
10,000,000 8,934,453
4.00% due 01/31/29
d
GBP 150,000 185,711
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 7,382,000 4,699,304
Amazon.com, Inc.
5.65% due 03/13/46 3,920,000 3,906,438
CSC Holdings LLC
4.13% due 12/01/30
d
5,772,000 3,463,711
Nokia Oyj
6.63% due 05/15/39 3,240,000 3,392,754
America Movil SAB de CV
6.13% due 03/30/40 3,250,000 3,387,786

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 261
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
COMMUNICATIONS - 1.5% (continued)
Prosus N.V.
4.99% due 01/19/52
d
4,320,000 $ 3,291,781
McGraw-Hill Education, Inc.
5.75% due 08/01/28
d
1,549,000 1,531,664
Sunrise FinCo I BV
4.88% due 07/15/31
d
200,000 190,408
Total Communications 466,459,189
INDUSTRIAL - 1 .5%
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
62,000,000 62,745,259
Builders FirstSource, Inc.
6.38% due 03/01/34
d
52,000,000 51,335,279
WSP Global, Inc.
5.04% due 09/18/31
d
18,850,000 18,686,674
5.71% due 09/18/36
d
14,325,000 14,196,128
TD SYNNEX Corp.
2.65% due 08/09/31 34,240,000 30,383,301
GXO Logistics, Inc.
6.25% due 05/06/29 13,120,000 13,601,241
6.50% due 05/06/34 10,485,000 11,002,588
Mauser Packaging Solutions
Holding Co.
7.88% due 04/15/30
d
23,759,000 23,759,000
Flowserve Corp.
2.80% due 01/15/32 20,400,000 18,007,295
3.50% due 10/01/30 5,292,000 4,978,125
Stadco LA LLC
3.75% due 05/15/56
a
31,000,000 21,887,007
Vontier Corp.
2.40% due 04/01/28 14,150,000 13,562,795
2.95% due 04/01/31 8,009,000 7,282,714
DAE Funding LLC
4.95% due 01/15/33
d
20,950,000 19,863,385
Honeywell Aerospace, Inc.
5.62% due 03/16/46
d
15,190,000 14,969,291
Graphic Packaging International
LLC
6.38% due 07/15/32
d
13,930,000 13,864,280
TransDigm, Inc.
6.88% due 12/15/30
d
11,039,000 11,311,089
6.63% due 03/01/32
d
2,336,000 2,382,416
Trinity Industries, Inc.
7.75% due 07/15/28
d
13,225,000 13,556,075
Clean Harbors, Inc.
5.75% due 10/15/33
d
13,075,000 13,042,974
Weir Group plc
2.20% due 05/13/26
d
13,015,000 12,970,544
Vertiv Holdings Co.
5.80% due 03/15/56 12,425,000 11,943,442
Standard Building Solutions,
Inc.
6.50% due 08/15/32
d
7,970,000 7,974,120
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 2,550,000 2,999,705
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
INDUSTRIAL - 1.5% (continued)
6.63% due 12/15/30
d
2,850,000 $ 2,898,618
FedEx Corp.
4.10% due 02/01/45 6,694,000 5,260,904
Norfolk Southern Corp.
4.10% due 05/15/21 7,212,000 4,850,427
Esab Corp.
5.63% due 04/01/31
d
4,800,000 4,833,648
EnerSys
6.63% due 01/15/32
d
4,725,000 4,827,466
GATX Corp.
6.05% due 06/05/54 4,428,000 4,396,861
4.70% due 04/01/29 125,000 125,197
Amsted Industries, Inc.
6.38% due 03/15/33
d
3,609,000 3,626,865
Hexcel Corp.
5.88% due 02/26/35 3,475,000 3,567,453
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34
d
3,240,000 3,448,760
Genesee & Wyoming, Inc.
6.25% due 04/15/32
d
3,235,000 3,273,658
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
d
3,100,000 1,979,959
Weir Group, Inc.
5.35% due 05/06/30
d
1,620,000 1,641,470
Stanley Black & Decker, Inc.
3.00% due 05/15/32 1,550,000 1,397,768
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 07/01/29
d
1,000,000 1,014,521
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 02/01/30
d
250,000 215,932
Total Industrial 463,664,234
UTILITIES - 1 .5%
Southern Co.
6.00% due 04/01/58
m
43,473,000 43,690,883
3.75% due 09/15/51
m
3,863,000 3,824,559
Sierra Pacific Power Co.
6.38% due 09/15/56
m
36,750,000 36,449,686
6.20% due 12/15/55
m
7,875,000 7,659,396
NRG Energy, Inc.
2.45% due 12/02/27
d
26,000,000 25,044,895
7.00% due 03/15/33
d
10,440,000 11,302,240
MN8 Portfolio IV LLC
6.31% due 06/30/45
a
32,239,535 32,285,431
Dominion Energy, Inc.
6.20% due 02/15/56
m
19,225,000 19,055,903
6.00% due 02/15/56
m
13,230,000 13,145,684
Hope Gas Holdings LLC
6.18% due 09/01/37
a
13,500,000 13,454,115
6.08% due 09/01/35
a
7,400,000 7,387,948
5.99% due 09/01/33
a
3,000,000 3,022,871
CMS Energy Corp.
6.50% due 06/01/55
m
22,615,000 23,022,862

TOTAL RETURN BOND FUND
March 31, 2026
262 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
UTILITIES - 1.5% (continued)
American Electric Power Co.,
Inc.
6.05% due 03/15/56
m
10,280,000 $ 10,188,249
5.80% due 03/15/56
m
10,280,000 10,154,738
Spire, Inc.
6.25% due 06/01/56
m
18,475,000 18,268,961
Eversource Energy
6.10% due 08/15/56
m
12,625,000 12,468,935
6.35% due 08/15/56
m
5,100,000 5,030,926
AES Corp.
3.95% due 07/15/30
d
17,898,000 17,111,381
Brooklyn Union Gas Co.
6.39% due 09/15/33
d
11,685,000 12,441,235
6.42% due 07/18/54
d
3,470,000 3,527,937
PacifiCorp
7.38% due 09/15/55
m
15,050,000 14,380,860
Central Storage Safety Project
Trust
4.82% due 02/01/38
l
14,464,800 13,837,588
Alexander Funding Trust II
7.47% due 07/31/28
d
12,360,000 13,014,348
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
m
11,277,000 11,488,466
6.50% due 08/15/55
m
650,000 670,751
NiSource, Inc.
5.75% due 07/15/56
m
12,325,000 12,137,484
WEC Energy Group, Inc.
5.63% due 05/15/56
m
12,325,000 12,076,403
Black Hills Corp.
6.00% due 01/15/35 7,830,000 8,128,292
5.95% due 03/15/28 50,000 51,260
Boston Gas Co.
5.84% due 01/10/35
d
7,450,000 7,795,517
Liberty Utilities Co.
5.87% due 01/31/34
d
6,450,000 6,675,697
Entergy Louisiana LLC
5.65% due 04/15/56 3,630,000 3,487,196
Public Service Co. of Colorado
5.15% due 09/15/35 3,460,000 3,448,610
Alliant Energy Finance LLC
3.60% due 03/01/32
d
3,680,000 3,403,831
Arizona Public Service Co.
6.35% due 12/15/32 3,140,000 3,363,647
Evergy Kansas Central, Inc.
5.70% due 03/15/53 3,350,000 3,296,329
Enel Finance International N.V.
5.50% due 06/15/52
d
3,570,000 3,214,130
Appalachian Power Co.
4.40% due 05/15/44 3,730,000 3,057,691
ContourGlobal Power Holdings
S.A.
5.00% due 02/28/30 EUR 2,550,000 2,946,886
ITC Holdings Corp.
5.50% due 04/15/36
d
2,200,000 2,206,507
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
UTILITIES - 1.5% (continued)
Nevada Power Co.
6.65% due 04/01/36 1,180,000 $ 1,307,380
Southwestern Public Service
Co.
4.50% due 08/15/41 1,380,000 1,205,108
Total Utilities 459,732,816
CONSUMER, CYCLICAL - 1 .3%
Polaris, Inc.
5.60% due 03/01/31 19,375,000 19,201,456
6.95% due 03/15/29 13,000,000 13,614,832
Alt-2 Structured Trust
2.95% (WAC) due 12/31/49
◊,a
34,531,798 32,137,649
Flutter Treasury DAC
6.38% due 04/29/29
d
25,950,000 26,418,008
5.00% due 04/29/29
d
EUR 4,900,000 5,710,363
LG Energy Solution Ltd.
5.38% due 07/02/29
d
15,000,000 15,208,094
5.50% due 07/02/34
d
7,100,000 7,020,775
5.25% due 04/02/28
d
5,400,000 5,438,374
5.00% due 04/02/29
d
1,510,000 1,512,053
Air Canada
3.88% due 08/15/26
d
23,429,000 23,312,221
4.63% due 08/15/29 CAD 5,890,000 4,197,403
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
d
16,750,000 16,384,889
5.02% due 10/20/29
d
9,670,000 9,572,247
Hasbro, Inc.
6.05% due 05/14/34 20,726,000 21,602,957
6.35% due 03/15/40 3,310,000 3,446,958
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 18,050,000 17,171,237
6.25% due 03/15/32
d
4,430,000 4,529,160
Brightstar Lottery Holdings BV
4.25% due 03/15/30
d
EUR 14,500,000 16,422,706
AZ Battery Property LLC
6.73% due 02/20/46
a
16,480,000 16,329,790
Marriott International, Inc.
5.10% due 05/01/38 16,360,000 15,553,294
American Airlines Class AA
Pass Through Trust
3.35% due 10/15/29 6,674,525 6,451,317
3.20% due 06/15/28 4,325,300 4,213,974
3.00% due 10/15/28 3,060,578 2,965,660
3.15% due 02/15/32 124,768 116,183
Whirlpool Corp.
4.60% due 05/15/50 14,513,000 9,650,304
5.75% due 03/01/34 4,575,000 4,078,701
Hyatt Hotels Corp.
5.75% due 03/30/32 12,100,000 12,431,649
British Airways Class A Pass
Through Trust
2.90% due 03/15/35
d
12,044,668 11,046,950
Lottomatica Group SpA
4.88% due 01/31/31
d
EUR 9,400,000 10,949,364
Essendi S.A.
5.38% due 05/15/30
d
EUR 4,850,000 5,487,233

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 263
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
CONSUMER, CYCLICAL - 1.3% (continued)
5.63% due 05/15/32
d
EUR 2,750,000 $ 3,074,601
5.73% (3 Month EURIBOR +
3.75%) due 05/15/32
◊,d
EUR 1,900,000 2,177,583
Sodexo, Inc.
5.80% due 08/15/35
d
10,275,000 10,495,954
Penn Entertainment, Inc.
6.75% due 04/01/31
d
9,750,000 9,469,386
Vail Resorts, Inc.
5.63% due 07/15/30
d
6,125,000 6,074,331
6.50% due 05/15/32
d
2,900,000 2,932,683
United Airlines Class A Pass
Through Trust
5.80% due 01/15/36 6,784,179 6,982,815
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 06/15/31
d
EUR 5,650,000 6,411,312
Betclic Everest Group SAS
5.13% due 12/10/31
d
EUR 4,650,000 5,311,249
Live Nation Entertainment, Inc.
6.50% due 05/15/27
d
4,635,000 4,640,896
Allwyn Entertainment Financing
UK plc
7.25% due 04/30/30 EUR 3,780,000 4,514,015
Delta Air Lines, Inc. / SkyMiles
IP Ltd.
4.75% due 10/20/28
d
3,483,333 3,478,302
General Motors Co.
5.40% due 04/01/48 2,010,000 1,760,114
6.25% due 10/02/43 1,600,000 1,571,230
Darden Restaurants, Inc.
4.55% due 02/15/48 3,970,000 3,179,381
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
d
2,875,000 2,810,252
Discovery Global Holdings, Inc.
5.14% due 03/15/52 3,819,000 2,320,043
Ford Motor Credit Co. LLC
5.75% due 04/06/33 1,908,000 1,872,414
Allison Transmission, Inc.
5.88% due 12/01/33
d
1,700,000 1,689,578
JB Poindexter & Company, Inc.
8.75% due 12/15/31
d
1,230,000 1,246,691
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
d
750,000 748,199
JetBlue Class A Pass Through
Trust
4.00% due 11/15/32 100,922 95,609
Total Consumer, Cyclical 425,032,439
TECHNOLOGY - 1 .3%
AP Grange Holdings LLC
6.50% due 03/20/45
a
155,100,000 162,855,918
5.00% due 03/20/45
a
16,400,000 17,056,000
Oracle Corp.
5.20% due 09/26/35 29,675,000 27,835,000
5.95% due 09/26/55 20,150,000 16,951,605
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
TECHNOLOGY - 1.3% (continued)
4.80% due 09/26/32 11,075,000 $ 10,547,253
5.88% due 09/26/45 8,350,000 7,203,886
6.10% due 09/26/65 5,625,000 4,664,146
6.00% due 08/03/55 3,460,000 2,900,804
Foundry JV Holdco LLC
5.88% due 01/25/34
d
20,056,000 20,306,656
6.20% due 01/25/37
d
17,300,000 17,877,600
6.40% due 01/25/38
d
13,925,000 14,515,255
5.90% due 01/25/33
d
10,100,000 10,383,929
Fair Isaac Corp.
6.25% due 09/15/34
d
19,125,000 18,810,061
6.00% due 05/15/33
d
11,930,000 11,705,971
AP Grange Holdings LLC
Deferral
6.50% due 03/20/45
a
13,012,036 13,012,036
Salesforce, Inc.
4.90% due 09/15/31 8,250,000 8,238,316
4.50% due 03/15/28 3,600,000 3,600,927
MSCI, Inc.
3.63% due 09/01/30
d
11,844,000 11,194,926
Qorvo, Inc.
3.38% due 04/01/31
d
8,245,000 7,457,449
Atlassian Corp.
5.50% due 05/15/34 7,540,000 7,383,445
QTS Irving DC3 LLC
5.96% due 07/09/29
a
7,000,000 7,115,333
Cloud Software Group, Inc.
6.50% due 03/31/29
d
7,200,000 7,024,106
SS&C Technologies, Inc.
6.50% due 06/01/32
d
7,000,000 7,000,238
TeamSystem SpA
5.27% (3 Month EURIBOR +
3.25%) due 07/01/32
◊,d
EUR 5,700,000 6,192,016
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
d
2,560,000 2,652,402
Total Technology 424,485,278
TRANSPORTATION - 0 .5%
Terminal Investment Limited
Holding
6.23% due 10/01/40
a
65,600,000 65,168,014
AITX Finco LLC
5.67% due 10/23/32
a
37,200,000 37,030,837
5.38% due 10/23/30
a
22,600,000 22,511,733
Stolthaven Houston, Inc.
5.88% due 07/17/31
a
13,774,000 13,907,720
5.98% due 07/17/34
a
12,416,000 12,498,722
TFI International, Inc.
3.35% due 01/05/33
a
14,000,000 12,039,129
Koninklijke Vopak N.V.
6.04% due 06/20/32
a
5,500,000 5,562,700
Total Transportation 168,718,855
BASIC MATERIALS - 0 .2%
Novelis Corp.
6.38% due 08/15/33
d
15,675,000 15,375,493
3.88% due 08/15/31
d
400,000 356,260

TOTAL RETURN BOND FUND
March 31, 2026
264 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 26.4% (continued)
BASIC MATERIALS - 0.2% (continued)
Minerals Technologies, Inc.
5.00% due 07/01/28
d
13,913,000 $ 13,677,091
Dow Chemical Co.
6.90% due 05/15/53 12,940,000 13,209,336
Alumina Pty Ltd.
6.38% due 09/15/32
d
10,100,000 10,375,094
6.13% due 03/15/30
d
2,558,000 2,610,171
Alcoa Nederland Holding BV
7.13% due 03/15/31
d
3,200,000 3,346,278
6.13% due 05/15/28
d
2,800,000 2,787,237
Minera Mexico SA de CV
5.63% due 02/12/32
d
3,350,000 3,384,170
Commercial Metals Co.
6.00% due 12/15/35
d
3,250,000 3,203,998
Yamana Gold, Inc.
4.63% due 12/15/27 3,000,000 2,993,108
Corporation Nacional del Cobre
de Chile
5.53% due 01/30/37
d
2,200,000 2,159,454
WR Grace Holdings LLC
6.63% due 08/15/32
d
2,000,000 1,948,711
Perimeter Holdings LLC
6.25% due 01/15/34
d
1,970,000 1,932,078
Rio Tinto Finance USA plc
5.25% due 03/14/35 537,000 545,579
Total Basic Materials 77,904,058
INFRASTRUCTURE - 0 .2%
QTS Corp.
5.42% due 08/21/32
a
51,300,000 50,582,441
QTS Good News Facility
6.68% (SOFR + 3.00%) due
10/09/28
◊,a
15,117,273 15,117,273
Total Infrastructure 65,699,714
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
a
26,500,000 26,296,629
GOVERNMENT - 0 .1%
Amazon Conservation DAC
6.03% due 01/16/42
d
16,700,000 17,050,700
Total Corporate Bonds
(Cost $8,634,007,940) 8,309,240,085
ASSET-BACKED SECURITIES - 22 .4%
COLLATERALIZED LOAN OBLIGATIONS - 10 .0%
Hlend CLO LLC
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,d
74,950,000 74,635,847
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,d
53,450,000 53,287,218
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,d
26,100,000 $ 26,047,737
2025-3A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/20/37
◊,d
7,550,000 7,524,125
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,d
7,400,000 7,399,979
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,d
55,830,000 55,637,236
2023-69A CR, 5.71% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,d
39,730,000 39,493,225
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,d
54,664,915 54,708,647
2021-2A C, 6.78% (3 Month
Term SOFR + 3.11%,
Rate Floor: 3.11%) due
04/22/33
◊,d
20,925,000 20,858,584
2021-2A B, 5.83% (3 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
04/22/33
◊,d
19,200,000 19,098,294
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,d
51,100,000 51,196,298
2025-2A C, 5.95% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/16/37
◊,d
38,550,000 38,334,193
2025-2A B, 5.55% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,d
4,300,000 4,286,339
BDS LLC
2025-FL15 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,d
40,300,000 39,982,396
2025-FL16 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,d
13,200,000 13,107,472
2025-FL15 B, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
03/19/43
◊,d
12,950,000 12,899,097

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 265
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2025-FL14 AS, 5.25% (1
Month Term SOFR +
1.57%, Rate Floor: 1.57%)
due 10/17/42
◊,d
10,200,000 $ 10,130,232
2024-FL13 A, 5.25% (1 Month
Term SOFR + 1.58%,
Rate Floor: 1.58%) due
09/19/39
◊,d
5,000,000 4,996,264
2024-FL13 AS, 5.66% (1
Month Term SOFR +
1.99%, Rate Floor: 1.99%)
due 09/19/39
◊,d
4,000,000 4,004,534
2024-FL13 B, 5.92% (1 Month
Term SOFR + 2.24%,
Rate Floor: 2.24%) due
09/19/39
◊,d
3,900,000 3,899,937
Cerberus Loan Funding 52 LLC
2025-3A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,d
66,400,000 66,372,212
2025-3A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/15/37
◊,d
15,825,000 15,777,050
LoanCore Issuer Ltd.
2021-CRE6 B, 5.69% (1
Month Term SOFR +
2.01%, Rate Floor: 1.90%)
due 11/15/38
◊,d
44,000,000 43,732,652
2021-CRE6 C, 6.09% (1
Month Term SOFR +
2.41%, Rate Floor: 2.30%)
due 11/15/38
◊,d
22,825,000 22,674,999
2021-CRE5 D, 6.79% (1
Month Term SOFR + 3.11%,
Rate Floor: 3.11%) due
07/15/36
◊,d
14,350,000 14,178,166
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,d
80,400,000 80,123,504
FS Rialto Issuer LLC
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,d
17,750,000 17,696,154
2026-FL11 B, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
01/19/44
◊,d
14,000,000 13,964,181
2025-FL10 B, 5.52% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,d
12,950,000 12,898,853
2024-FL9 AS, 5.77% (1 Month
Term SOFR + 2.09%,
Rate Floor: 2.09%) due
10/19/39
◊,d
12,150,000 12,133,833
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2024-FL9 B, 5.97% (1 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/19/39
◊,d
10,850,000 $ 10,796,938
2026-FL11 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,d
10,700,000 10,663,374
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.29%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,d
51,154,000 51,157,146
2013-16A BR3, 5.61% (3
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/09/39
◊,d
18,750,000 18,696,973
2013-16A A2R3, 5.41%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,d
6,000,000 6,000,730
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,d
50,000,000 50,042,165
2023-5A B, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/36
◊,d
24,950,000 24,873,209
BCRED CLO LLC
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,d
56,450,000 56,255,739
2025-1A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/37
◊,d
11,300,000 11,233,089
2025-1A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/20/37
◊,d
7,150,000 7,126,848
TRTX Issuer Ltd.
2025-FL6 AS, 5.43% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
09/18/42
◊,d
26,900,000 26,704,120
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,d
25,400,000 25,378,489
2025-FL7 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
06/18/43
◊,d
14,025,000 13,960,468
2025-FL7 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
06/18/43
◊,d
6,600,000 6,569,606

TOTAL RETURN BOND FUND
March 31, 2026
266 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
Cerberus Loan Funding XL LLC
2023-1A A, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
03/22/35
◊,d
64,859,750 $ 64,999,879
2023-1A B, 7.27% (3 Month
Term SOFR + 3.60%,
Rate Floor: 3.60%) due
03/22/35
◊,d
4,600,000 4,586,763
FS Rialto
2021-FL3 C, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
11/16/36
◊,d
31,150,000 31,125,796
2021-FL2 C, 5.84% (1 Month
Term SOFR + 2.16%,
Rate Floor: 2.16%) due
05/16/38
◊,d
15,665,000 15,605,540
2021-FL3 B, 5.59% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,d
8,420,000 8,406,721
2021-FL2 A, 5.01% (1 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
05/16/38
◊,d
1,390,648 1,390,027
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A A2TR, 5.73% (3
Month Term SOFR +
2.06%, Rate Floor: 1.80%)
due 10/15/33
◊,d
46,200,000 46,318,110
2017-9A BR, 5.88% (3 Month
Term SOFR + 2.21%,
Rate Floor: 1.95%) due
10/15/33
◊,d
6,700,000 6,665,865
2017-9A A1TR, 5.48% (3
Month Term SOFR +
1.81%, Rate Floor: 1.55%)
due 10/15/33
◊,d
3,023,331 3,030,321
LoanCore Issuer LLC
2025-CRE9 AS, 5.38%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,d
28,150,000 28,092,481
2025-CRE8 AS, 5.27%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,d
13,700,000 13,649,350
2025-CRE9 B, 5.63% (1
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 08/18/42
◊,d
10,925,000 10,902,793
2025-CRE8 B, 5.52% (1
Month Term SOFR +
1.84%, Rate Floor: 1.84%)
due 08/17/42
◊,d
3,300,000 3,289,987
Owl Rock CLO III Ltd.
2020-3A AR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,d
41,250,000 41,262,404
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2020-3A BR, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
04/20/36
◊,d
13,500,000 $ 13,477,162
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.19%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,d
25,700,000 25,753,034
2020-49A BR2, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/38
◊,d
15,000,000 14,678,764
2020-49A CR2, 6.02% (3
Month Term SOFR +
2.35%, Rate Floor: 2.35%)
due 07/20/38
◊,d
12,600,000 12,534,222
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,d
26,450,000 26,501,734
2025-22A B, 5.75% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/20/37
◊,d
25,550,000 25,469,052
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,d
43,000,000 42,981,996
2025-2A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/37
◊,d
8,000,000 7,976,286
Owl Rock CLO XVI LLC
2024-16A A, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
04/20/36
◊,d
39,550,000 39,629,013
2024-16A B, 6.17% (3 Month
Term SOFR + 2.50%,
Rate Floor: 2.50%) due
04/20/36
◊,d
9,550,000 9,520,144
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A BR, 5.93% (3 Month
Term SOFR + 2.26%,
Rate Floor: 2.00%) due
04/15/33
◊,d
30,400,000 30,247,577
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,d
18,099,760 18,144,668
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,d
31,362,560 31,336,015

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 267
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2020-4A A2R, 5.82% (3
Month Term SOFR +
2.16%, Rate Floor: 1.90%)
due 08/20/33
◊,d
16,750,000 $ 16,661,525
BSPDF Issuer LLC
2026-FL3 B, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
09/18/43
◊,d
22,050,000 21,972,741
2026-FL3 AS, 5.35% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,d
13,350,000 13,308,977
2025-FL2 AS, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,d
10,300,000 10,282,884
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,d
20,150,000 20,150,016
2024-4A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/36
◊,d
14,700,000 14,656,357
2024-4A C, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
10/15/36
◊,d
10,700,000 10,643,523
Golub Capital Partners CLO
83M
2025-83A C, 5.89% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/09/38
◊,d
17,750,000 17,643,784
2025-83A B, 5.54% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,d
15,650,000 15,595,741
2025-83A A2, 5.39% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
11/09/38
◊,d
12,000,000 12,024,672
Eldridge CLO Ltd.
2025-1A B, 5.57% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/20/38
◊,d
35,850,000 35,811,415
2025-2A C, 5.49% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,d
8,975,000 8,981,497
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,d
31,550,000 31,549,994
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,d
11,800,000 11,768,039
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
PFP Ltd.
2025-12 A, 5.17% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,d
11,800,000 $ 11,780,373
2026-13 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/18/43
◊,d
8,500,000 8,492,692
2025-12 AS, 5.42% (1 Month
Term SOFR + 1.74%,
Rate Floor: 1.74%) due
12/18/42
◊,d
7,554,000 7,540,607
2026-13 AS, 5.33% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,d
5,800,000 5,790,022
2024-11 AS, 5.86% (1 Month
Term SOFR + 2.19%,
Rate Floor: 2.19%) due
09/17/39
◊,d
5,009,191 4,989,201
2024-11 A, 5.50% (1 Month
Term SOFR + 1.83%,
Rate Floor: 1.83%) due
09/17/39
◊,d
3,049,001 3,047,563
AREIT Ltd.
2025-CRE10 A, 5.07% (1
Month Term SOFR +
1.39%, Rate Floor: 1.39%)
due 12/17/29
◊,d
21,850,000 21,792,838
2025-CRE10 AS, 5.22%
(1 Month Term SOFR +
1.54%, Rate Floor: 1.54%)
due 01/17/30
◊,d
18,000,000 17,832,629
BSPRT Issuer LLC
2025-FL12 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,d
13,900,000 13,867,628
2025-FL12 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,d
12,600,000 12,570,864
2024-FL11 AS, 5.77% (1
Month Term SOFR +
2.10%, Rate Floor: 2.10%)
due 07/15/39
◊,d
8,900,000 8,896,097
2024-FL11 B, 5.97% (1 Month
Term SOFR + 2.29%,
Rate Floor: 2.29%) due
07/15/39
◊,d
3,800,000 3,798,180
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.26% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,d
18,600,000 18,637,375
2025-1A C, 5.96% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,d
13,800,000 13,722,741

TOTAL RETURN BOND FUND
March 31, 2026
268 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2025-1A B, 5.51% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/15/37
◊,d
6,300,000 $ 6,279,160
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,d
38,050,000 37,892,203
Golub Capital Partners CLO
54M, LP
2021-54A BR, 5.56% (3
Month Term SOFR +
1.90%, Rate Floor: 1.90%)
due 08/05/37
◊,d
21,000,000 20,937,943
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,d
9,050,000 9,032,820
2021-54A A2R, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/05/37
◊,d
7,800,000 7,800,565
Carlyle Direct Lending CLO LLC
2015-1A A11A, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 07/15/36
◊,d
28,850,000 28,856,685
2015-1A A12B, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 07/15/36
◊,d
7,500,000 7,502,789
Palmer Square CLO Ltd.
2023-4A BR, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,d
19,950,000 19,983,191
2023-4A CR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/37
◊,d
16,250,000 16,259,636
KREF Ltd.
2021-FL2 AS, 5.09% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,d
19,300,000 19,040,598
2021-FL2 C, 5.79% (1 Month
Term SOFR + 2.11%,
Rate Floor: 2.00%) due
02/15/39
◊,d
16,600,000 16,504,982
Ares Direct Lending CLO 8 LLC
2025-4A A1, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/39
◊,d
19,500,000 19,533,948
2025-4A C, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/20/39
◊,d
8,700,000 8,646,801
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2025-4A A2, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/20/39
◊,d
4,400,000 $ 4,409,514
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,d
2,300,000 2,292,389
JCP Direct Lending CLO LLC
2023-1A A1R, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,d
32,011,250 32,013,724
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,d
31,200,000 31,108,475
Fortress Credit BSL XV Ltd.
2022-2A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
10/18/33
◊,d
29,744,579 29,744,585
BXMT Ltd.
2020-FL2 B, 5.44% (1 Month
Term SOFR + 1.76%,
Rate Floor: 1.76%) due
02/15/38
◊,d
16,000,000 15,949,936
2020-FL2 AS, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,d
6,008,500 5,990,628
2020-FL2 C, 5.69% (1 Month
Term SOFR + 2.01%,
Rate Floor: 2.01%) due
02/15/38
◊,d
5,360,000 5,342,451
2020-FL2 A, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
02/15/38
◊,d
1,968,255 1,967,934
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A B, 5.22% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
10/20/38
◊,d
27,650,000 27,640,488
Fontainbleau Vegas
7.92% (1 Month Term SOFR +
5.65%, Rate Floor: 1.00%)
due 01/31/28
◊,a
26,250,000 26,904,585
Madison Park Funding LIII Ltd.
2022-53A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,d
24,000,000 23,990,911
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,d
14,000,000 13,985,376

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 269
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2021-48A CR, 5.42% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 01/19/39
◊,d
9,900,000 $ 9,895,893
Neuberger Berman CLO 32R
Ltd.
2019-32RA B, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,d
14,100,000 14,089,144
2019-32RA C, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/20/39
◊,d
8,345,000 8,350,325
Cerberus Loan Funding XLVI,
LP
2024-2A A, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
07/15/36
◊,d
16,500,000 16,505,679
2024-2A B, 5.97% (3 Month
Term SOFR + 2.30%,
Rate Floor: 2.30%) due
07/15/36
◊,d
5,900,000 5,889,661
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,d
20,250,000 20,186,966
STWD LLC
2025-FL4 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,d
11,150,000 11,094,473
2025-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,d
8,200,000 8,159,415
AGL CLO 39 Ltd.
2025-39A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/38
◊,d
18,910,000 18,868,428
GoldenTree Loan Management
US CLO 9 Ltd.
2021-9A CR, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/20/37
◊,d
18,550,000 18,569,605
HPS Private Credit CLO LLC
2025-3A B, 5.72% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
07/20/37
◊,d
9,150,000 9,126,882
2025-3A A1, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/20/37
◊,d
8,500,000 8,505,106
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
Acrec LLC
2026-FL4 B, 5.48% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
01/18/43
◊,d
8,500,000 $ 8,472,313
2025-FL3 AS, 5.32% (1 Month
Term SOFR + 1.64%,
Rate Floor: 1.64%) due
08/18/42
◊,d
5,900,000 5,884,202
2025-FL3 B, 5.62% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
08/18/42
◊,d
3,250,000 3,243,483
Owl Rock CLO I LLC
2019-1A ANR, 6.06% (3
Month Term SOFR +
2.40%, Rate Floor: 2.40%)
due 02/20/36
◊,d
14,400,000 14,462,395
2019-1A BR, 6.91% (3 Month
Term SOFR + 3.25%,
Rate Floor: 3.25%) due
02/20/36
◊,d
1,100,000 1,097,110
ACRES Commercial Realty
Issuer LLC
2026-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/18/44
◊,d
15,494,000 15,453,816
Voya CLO Ltd.
2024-2A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/20/37
◊,d
14,750,000 14,779,543
2013-1A INC due 10/15/30
◊,d,p
10,575,071 192,784
Brsp Ltd.
2026-FL3 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,d
14,300,000 14,238,274
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,d
13,900,000 13,871,296
Acore Issuer LLC
2026-FL1, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
08/20/43
◊,d
8,550,000 8,532,587
2026-FL1 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,d
5,300,000 5,291,471
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,d
13,850,000 13,779,365

TOTAL RETURN BOND FUND
March 31, 2026
270 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
10/20/36
◊,d
13,600,000 $ 13,529,160
Owl Rock CLO XXI LLC
2025-21A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
07/24/34
◊,d
13,250,000 13,243,260
GS REFT Issuer Ltd.
2026-FL1 AS, 5.32% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/19/43
◊,d
11,475,000 11,475,000
2026-FL1 A, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/19/43
◊,d
1,750,000 1,750,000
Ares LXXVIII CLO Ltd.
2025-78A SUB due
01/15/39
d,p
17,000,000 12,955,700
Madison Park Funding LXV Ltd.
2025-65A C, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
07/16/38
◊,d
7,200,000 7,200,943
2025-65A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,d
5,500,000 5,505,917
Owl Rock CLO XIX LLC
2024-19A B, 5.57% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
10/22/37
◊,d
12,700,000 12,663,122
Cerberus Loan Funding 53 LLC
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,d
12,250,000 12,175,994
Cerberus Loan Funding XLV
LLC
2024-1A B, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
04/15/36
◊,d
12,000,000 11,943,043
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,d
11,850,000 11,808,289
Golub Capital Partners CLO
31M Ltd.
2016-31A BRR, 5.51% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 11/05/37
◊,d
9,500,000 9,471,097
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
2016-31A CRR, 5.96% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 11/05/37
◊,d
2,250,000 $ 2,237,996
BRSP Ltd.
2024-FL2 A, 5.62% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/37
◊,d
5,650,000 5,651,174
2026-FL3 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/19/43
◊,d
3,800,000 3,783,731
2024-FL2 AS, 6.06% (1 Month
Term SOFR + 2.38%,
Rate Floor: 2.38%) due
08/19/37
◊,d
1,850,000 1,847,781
Midocean Credit CLO XXI
2025-21A SUB due
10/20/38
d,p
15,600,000 11,057,280
Magnetite LII Ltd.
2025-52A SUB due
01/25/39
d,p
13,850,000 10,604,945
Golub Capital Partners CLO
46M Ltd.
2019-46A BR, 5.97% (3
Month Term SOFR +
2.30%, Rate Floor: 2.30%)
due 04/20/37
◊,d
10,300,000 10,280,613
Brant Point CLO Ltd.
2025-8A SUB due 03/31/38
d,p
13,914,000 9,909,551
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,d
9,750,000 9,729,055
Carlyle US CLO Ltd.
2025-4A SUB due 10/25/37
d,p
15,000,000 9,679,500
Boyce Park CLO Ltd.
2022-1A B1, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,d
8,800,000 8,796,755
Madison Park Funding LVIII Ltd.
2024-58A C, 6.12% (3 Month
Term SOFR + 2.45%,
Rate Floor: 2.45%) due
04/25/37
◊,d
8,250,000 8,258,547
Serenity-Peace Park CLO Ltd.
2025-1A SUB due 10/24/38
d,p
12,500,000 7,751,250
Fortress Credit Opportunities
XXV CLO LLC
2024-25A A2, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/37
◊,d
7,200,000 7,202,118

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 271
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,d
3,678,679 $ 3,673,583
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,d
3,333,334 3,344,059
2015-37A SUB due
01/15/31
d,p
2,987,987 5,334
Fortress Credit BSL XVI Ltd.
2022-3A BR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/20/35
◊,d
7,000,000 7,002,458
Owl Rock CLO VIII LLC
2022-8A A2R, 5.47% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 04/24/37
◊,d
6,500,000 6,501,228
Owl Rock CLO IX LLC
2022-9A BR, 5.51% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/22/37
◊,d
6,450,000 6,430,470
CIFC Funding Ltd.
2015-4A BR3, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,d
6,000,000 5,993,752
Barings CLO Ltd.
2022-3A BR, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
10/20/37
◊,d
5,950,000 5,960,371
RR Ltd.
2025-41A SUB due 11/14/25
d,p
8,500,000 5,896,705
Elmwood CLO 38 Ltd.
2025-1A B1, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/22/38
◊,d
5,500,000 5,496,017
Ares Direct Lending CLO 3 LLC
2024-3A B, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/37
◊,d
5,450,000 5,433,407
Cerberus Loan Funding XLVII
LLC
2024-3A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,d
5,250,000 5,236,057
Sound Point CLO XXIV
2019-3A B1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.96%)
due 10/25/34
◊,d
5,150,000 5,135,577
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.0% (continued)
Ares LXVII CLO Ltd.
2022-67A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/25/38
◊,d
5,000,000 $ 4,999,172
AGL CLO 42 Ltd.
2025-42A B, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,d
5,000,000 4,998,229
Owl Rock CLO XVII LLC
2024-17A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,d
4,300,000 4,288,283
Carlyle US CLO
2024-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
07/20/37
◊,d
3,700,000 3,706,115
STWD Ltd.
2021-FL2 C, 5.89% (1 Month
Term SOFR + 2.21%,
Rate Floor: 2.10%) due
04/18/38
◊,d
2,820,000 2,817,656
2021-FL2 A, 4.99% (1 Month
Term SOFR + 1.31%,
Rate Floor: 1.20%) due
04/18/38
◊,d
518,334 516,066
Ares XXVII CLO Ltd.
2013-2A CR3, 5.52% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 10/28/34
◊,d
2,800,000 2,795,543
Sound Point CLO XXXI Ltd.
2021-3A B, 5.58% (3 Month
Term SOFR + 1.91%,
Rate Floor: 1.65%) due
10/25/34
◊,d
2,200,000 2,199,615
Great Lakes CLO Ltd.
2014-1A SUB due 10/15/29
d,p
461,538 207,542
Carlyle Global Market Strategies
CLO Ltd.
2012-3A SUB due 01/14/32
d,p
8,920,000 20,326
Venture XIII CLO Ltd.
2013-13A SUB due
09/10/29
d,p
3,700,000 370
Copper River CLO Ltd.
2006-1A INC due 01/20/21
l,p
1,500,000 150
Babson CLO Ltd.
2014-IA SUB due 07/20/25
d,p
1,300,000 130
Total Collateralized Loan Obligations 3,163,246,400
TRANSPORT-AIRCRAFT - 2 .7%
Castlelake Aircraft Structured
Trust
2026-1A, 5.07% due
03/15/51
d
48,950,000 48,048,816
2025-3A, 5.09% due
11/15/50
d
46,737,802 46,135,212

TOTAL RETURN BOND FUND
March 31, 2026
272 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
TRANSPORT-AIRCRAFT - 2.7% (continued)
2025-2A, 5.47% due
08/15/50
d
44,864,052 $ 44,845,425
2025-1A, 5.78% due
02/15/50
d
21,543,320 21,697,269
AASET Trust
2024-1A, 6.26% due
05/16/49
d
45,898,435 46,509,171
2021-2A, 2.80% due
01/15/47
d
28,064,438 26,524,351
2021-1A, 2.95% due
11/16/41
d
26,507,166 25,564,423
2025-3A, 5.24% due
02/16/50
d
15,885,152 15,666,453
2025-1A, 5.94% due
02/16/50
d
11,994,205 12,065,688
2020-1A, 3.35% due
01/16/40
d
4,251,960 4,223,130
AASET Ltd.
2024-2A, 5.93% due
09/16/49
d
45,986,006 46,324,744
2025-2A, 5.52% due
02/16/50
d
31,560,996 31,483,154
MAPS Trust
2026-1A, 5.20% due
01/15/51
d
68,459,948 66,871,883
2021-1A, 2.52% due
06/15/46
d
7,065,317 6,792,506
Slam Ltd.
2024-1A, 5.34% due
09/15/49
d
31,786,805 31,664,963
2025-1A, 5.81% due
05/15/50
d
25,275,163 25,552,583
2021-1A, 2.43% due
06/15/46
d
13,597,500 12,890,234
2021-1A, 3.42% due
06/15/46
d
1,050,000 1,002,044
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
d
48,070,240 47,772,248
2025-1, 5.11% due 10/15/50
d
20,472,096 20,058,299
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
d
44,193,868 41,917,813
Lift
6.73% due 12/15/30
a
41,276,287 41,903,434
MAST Ltd.
2026-1A, 5.13% due
02/15/51
d
32,952,678 32,391,632
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
d
32,091,735 30,477,485
Gilead Aviation LLC
2025-1A, 5.79% due
03/15/50
d
27,784,850 27,984,770
Phantom Aviation
2026-1A, 5.24% due
01/15/51
d
26,098,593 25,586,098
ALTDE Trust
2025-1A, 5.90% due
08/15/50
d
25,317,385 25,468,315
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
TRANSPORT-AIRCRAFT - 2.7% (continued)
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
q
20,653,303 $ 20,653,303
WAVE LLC
2019-1, 3.60% due 09/15/44
d
9,533,329 9,351,624
Sprite Ltd.
2021-1, 3.75% due 11/15/46
d
6,640,381 6,504,291
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
d
3,323,271 3,306,717
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
d
2,415,495 2,405,858
Total Transport-Aircraft 849,643,936
FINANCIAL - 2 .6%
Station Place Securitization
Trust
2025-SP1, 4.97% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,a,d
50,725,000 50,725,000
2024-SP2, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,a,d
50,500,000 50,500,000
2025-SP2, 4.83% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,a,d
31,800,000 31,800,000
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,a
65,300,000 65,300,000
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
68,614,295 63,755,500
Ceamer Finance LLC
6.79% due 11/15/39
a
25,510,067 25,813,622
6.17% (WAC) due 12/15/40
◊,a
23,050,000 22,925,391
3.69% due 03/24/31
a
8,015,492 7,755,339
6.92% due 11/15/37
a
5,254,935 5,350,462
Project Onyx I
6.30% (3 Month Term SOFR
+ 2.63%) due 06/26/30
◊,a
61,840,952 61,764,379
Lightning A
5.50% due 03/01/37
a
57,700,000 54,690,597
Thunderbird A
5.50% due 03/01/37
a
57,700,000 54,690,597
LVNV Funding LLC
7.80% due 11/05/28
a
39,400,000 40,906,653
6.84% due 06/12/29
a
11,400,000 11,598,726
Atlas SP Partners, LP
due 12/12/30
r
51,400,000 51,400,000
HV Eight LLC
5.50% (WAC) due 12/31/27
◊,a
EUR 42,943,097 49,364,620
Obsidian Issuer LLC
2025-1A, 6.93% due
05/15/55
a,d
36,500,000 36,112,240
Strategic Partners Fund VIII, LP
6.22% (WAC) due 03/31/28
◊,a
22,524,985 22,525,948

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 273
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
FINANCIAL - 2.6% (continued)
6.23% (WAC) due 03/31/28
◊,a
9,504,762 $ 9,500,553
Metis Issuer LLC
6.89% due 05/15/55
a
29,900,000 29,740,463
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,a
26,005,586 25,817,322
Endo Luxembourg Finance Co I
SARL / Endo US, Inc.
7.40% due 09/30/45
a
15,650,000 15,928,323
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,a
13,822,242 13,823,772
Pilatus Bank plc
6.32% due 03/31/40 12,450,000 12,450,000
Akso Health Group
7.27% due 12/31/44
a
8,330,097 8,396,238
Bib Merchant Voucher
Receivables Ltd.
4.18% due 04/07/28
a
8,070,421 8,016,261
Nassau LLC
2019-1, 3.98% due 08/15/34
l
4,982,871 4,610,820
Industrial DPR Funding Ltd.
2016-1A, 5.24% due
04/15/26
a,d
169,333 169,190
Total Financial 835,432,016
INFRASTRUCTURE - 2 .3%
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
d
52,900,000 51,854,632
2025-1A, 5.04% due
03/25/55
d
35,700,000 34,394,969
2024-1A, 6.28% due
03/25/54
d
9,550,000 9,639,669
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
d
37,950,000 37,391,680
2023-3A, 5.90% due
10/25/48
d
31,313,000 31,442,733
2024-1A, 5.90% due
03/25/49
d
16,250,000 16,374,828
2023-2A, 5.90% due
07/25/48
d
6,000,000 6,013,708
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
d
76,175,000 75,326,959
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
d
40,900,000 40,372,967
2024-1A, 5.59% due
05/15/54
d
28,950,000 29,157,433
2024-1A, 6.64% due
05/15/54
d
3,950,000 4,010,612
Hotwire Funding LLC
2023-1A, 8.84% due
05/20/53
d
31,200,000 31,760,655
2024-1A, 5.89% due
06/20/54
d
22,750,000 23,016,894
2021-1, 2.31% due 11/20/51
d
5,350,000 5,272,428
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
INFRASTRUCTURE - 2.3% (continued)
2024-1A, 9.19% due
06/20/54
d
3,860,000 $ 4,002,200
2021-1, 2.66% due 11/20/51
d
4,025,000 3,962,627
2024-1A, 6.67% due
06/20/54
d
3,150,000 3,204,327
VB-S1 Issuer LLC
2026-1A, 5.19% due
03/15/56
d
27,750,000 27,283,670
2026-1A, 4.69% due
03/15/56
d
26,050,000 25,595,295
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
d
47,980,000 47,490,004
2023-1A, 6.00% due
08/17/48
d
2,600,000 2,612,196
2023-2A, 6.50% due
11/16/48
d
1,345,000 1,357,700
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
d
41,150,000 40,259,037
Vantage Data Centers Issuer
LLC
2024-1A, 5.10% due
09/15/54
d
30,550,000 30,036,714
SBA Tower Trust
4.83% due 10/15/29
d
22,150,000 22,246,492
6.60% due 01/15/28
d
3,800,000 3,864,250
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
d
23,550,000 23,067,637
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
d
20,850,000 20,790,600
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
d
18,925,000 18,986,203
Blue Stream Issuer LLC
2023-1A, 5.40% due
05/20/53
d
6,625,000 6,649,701
2024-1A, 5.41% due
11/20/54
d
5,100,000 5,146,201
Compass Datacenters Issuer
II LLC
2025-1A, 5.32% due
05/25/50
d
9,669,000 9,609,086
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.08% due
03/20/56
d
9,550,000 9,425,955
ALLO Issuer LLC
2025-1A, 5.53% due
04/20/55
d
8,150,000 8,178,728
2024-1A, 5.94% due
07/20/54
d
1,000,000 1,009,137
Total Infrastructure 710,807,927

TOTAL RETURN BOND FUND
March 31, 2026
274 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
WHOLE BUSINESS - 1 .7%
SERVPRO Master Issuer LLC
2021-1A, 2.39% due
04/25/51
d
43,060,620 $ 40,919,917
2025-1A, 5.53% due
10/25/55
d
29,925,000 29,593,024
2024-1A, 6.17% due
01/25/54
d
22,657,600 23,198,136
2022-1A, 3.13% due
01/25/52
d
22,560,000 21,376,676
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
d
35,747,500 34,817,604
2024-1A, 6.51% due
07/30/54
d
28,193,125 28,223,373
2024-1A, 6.27% due
07/30/54
d
18,663,750 18,825,889
2024-1A, 6.03% due
07/30/54
d
9,381,250 9,441,792
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
d
92,924,685 90,657,759
Taco Bell Funding LLC
2025-1A, 5.05% due
08/25/55
d
24,050,000 23,487,463
2025-1A, 4.82% due
08/25/55
d
19,400,000 19,101,946
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
d
25,117,500 24,312,142
2024-1A, 5.86% due
12/05/54
d
16,860,000 17,122,482
2022-1A, 3.73% due
03/05/52
d
1,191,000 1,142,407
Sonic Capital LLC
2021-1A, 2.64% due
08/20/51
d
14,045,185 12,002,104
2020-1A, 3.85% due
01/20/50
d
11,980,531 11,862,536
2021-1A, 2.19% due
08/20/51
d
9,830,770 9,132,444
2020-1A, 4.34% due
01/20/50
d
6,878,254 6,596,262
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51
d
27,632,177 24,541,145
2020-1, 2.84% due 01/30/51
d
9,192,007 8,739,029
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
d
25,126,938 25,592,389
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
d
18,927,563 18,734,484
DB Master Finance LLC
2025-1A, 5.17% due
08/20/55
d
14,064,750 13,850,094
Domino's Pizza Master Issuer
LLC
2017-1A, 4.12% due
07/25/47
d
7,802,000 7,748,372
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
WHOLE BUSINESS - 1.7% (continued)
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
d
1,920,750 $ 1,954,241
Total Whole Business 522,973,710
NET LEASE - 0 .8%
CARS-DB4, LP
2020-1A, 3.48% due
02/15/50
d
21,713,023 21,409,735
2020-1A, 3.81% due
02/15/50
d
19,786,378 18,710,120
2020-1A, 3.25% due
02/15/50
d
3,352,897 3,131,144
Store Master Funding I-VII
2016-1A, 3.96% due
10/20/46
d
25,692,297 25,539,580
2016-1A, 4.32% due
10/20/46
d
10,189,038 10,066,001
2018-1A, 4.74% due
10/20/48
d
2,765,388 2,736,551
CF Hippolyta Issuer LLC
2022-1A, 6.11% due
08/15/62
d
19,890,012 19,527,487
2020-1, 2.28% due 07/15/60
d
10,075,718 6,196,559
2020-1, 2.60% due 07/15/60
d
4,312,872 2,738,527
Capital Automotive REIT
2024-2A, 5.25% due
05/15/54
d
13,910,083 13,913,454
2024-3A, 4.55% due
10/15/54
d
9,665,313 9,299,814
2024-2A, 4.90% due
05/15/54
d
3,284,167 3,282,433
SVC ABS LLC
2023-1A, 5.15% due
02/20/53
d
15,113,354 15,048,982
2026-1A, 5.16% due
03/20/56
d
5,750,000 5,710,912
2023-1A, 5.55% due
02/20/53
d
3,473,021 3,445,779
CMFT Net Lease Master Issuer
LLC
2021-1, 2.91% due 07/20/51
d
10,050,000 9,307,707
2021-1, 3.04% due 07/20/51
d
5,050,000 4,333,100
2021-1, 2.51% due 07/20/51
d
3,000,000 2,782,539
2021-1, 3.44% due 07/20/51
d
3,215,000 2,727,434
Store Master Funding I-VII XIV
XIX XX
2021-1A, 2.96% due
06/20/51
d
12,496,000 10,556,063
2021-1A, 3.70% due
06/20/51
d
3,497,903 3,014,122
Oak Street Investment Grade
Net Lease Fund
2020-1A, 2.26% due
11/20/50
d
14,856,250 11,958,388
Tenet Equity Funding LLC
2024-1A, 5.49% due
10/20/54
d
10,015,451 10,000,393

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 275
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
NET LEASE - 0.8% (continued)
New Economy Assets Phase 1
Sponsor LLC
2021-1, 2.41% due 10/20/61
d
10,000,000 $ 6,293,804
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, 5.69% due
05/20/54
d
5,942,500 5,988,012
CARS-DB5, LP
2021-1A, 2.76% due
08/15/51
d
6,494,125 5,658,170
STORE Master Funding LLC
2025-1A, 5.17% due
10/20/55
d
4,837,875 4,698,839
CARS-DB7, LP
2023-1A, 5.75% due
09/15/53
d
4,254,250 4,272,332
Total Net Lease 242,347,981
SINGLE FAMILY RESIDENCE - 0 .7%
Tricon Residential Trust
2023-SFR2, 5.00% due
12/17/40
d
31,239,000 30,885,771
2024-SFR4, 4.65% due
11/17/41
d
10,775,000 10,579,099
2024-SFR3, 5.00% due
08/17/41
d
10,500,000 10,408,294
2024-SFR2, 4.75% due
06/17/40
d
9,968,435 9,894,081
2024-SFR3, 5.25% due
08/17/41
d
9,550,000 9,487,416
2024-SFR2, 5.90% due
06/17/40
d
9,215,000 9,222,680
2024-SFR2, 5.70% due
06/17/40
d
7,950,000 7,979,783
2021-SFR1, 2.59% due
07/17/38
d
7,000,000 6,942,059
2024-SFR1, 4.75% due
04/17/41
d
3,600,000 3,554,758
Home Partners of America Trust
2021-2, 2.65% due 12/17/26
d
46,288,395 45,449,496
2021-3, 2.80% due 01/17/41
d
14,955,610 14,008,989
STAR Trust
2025-SFR6, 5.07% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,d
28,150,000 28,150,000
2025-SFR6, 5.32% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/17/42
◊,d
6,850,000 6,850,000
FirstKey Homes Trust
2021-SFR1, 2.19% due
08/17/38
d
13,174,000 13,023,698
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
d
13,100,000 12,641,113
Total Single Family Residence 219,077,237
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
INSURANCE - 0 .6%
Dogwood State Bank
6.45% due 06/24/32
a
100,565,928 $ 100,819,548
Obra Longevity
8.48% due 06/30/39
a
67,000,000 69,515,007
CHEST
7.13% due 03/23/43
a
16,235,000 16,729,499
JGWPT XXIII LLC
2011-1A, 4.70% due
10/15/56
d
1,627,029 1,610,904
JGWPT XXIV LLC
2011-2A, 4.94% due
09/15/56
d
1,232,112 1,220,735
VICOF 2
4.00% due 02/22/30
a
245,569 244,659
321 Henderson Receivables
VI LLC
2010-1A, 5.56% due
07/15/59
d
217,141 218,277
SPSS
5.14% due 11/15/52
a
112,015 104,004
Total Insurance 190,462,633
COLLATERALIZED DEBT OBLIGATIONS - 0 .4%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
d
111,754,127 107,943,647
Anchorage Credit Funding 13
Ltd.
2021-13A A2, 2.80% due
07/27/39
d
2,700,000 2,620,754
2021-13A C2, 3.65% due
07/27/39
d
1,950,000 1,805,332
Total Collateralized Debt Obligations 112,369,733
TRANSPORT-CONTAINER - 0 .3%
Textainer Marine Containers
VII Ltd.
2020-1A, 2.73% due
08/21/45
d
25,032,875 24,131,604
2021-3A, 1.94% due
08/20/46
d
19,627,000 17,431,956
2021-2A, 2.23% due
04/20/46
d
1,971,666 1,859,923
TIF Funding III LLC
2024-1A, 5.48% due
04/20/49
d
28,305,000 28,423,069
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
d
19,675,750 19,643,470
MC Ltd.
2021-1, 2.63% due 11/05/35
d
6,775,755 6,390,997
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
d
4,361,208 4,393,800
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
d
1,814,497 1,682,137
Total Transport-Container 103,956,956

TOTAL RETURN BOND FUND
March 31, 2026
276 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 22.4% (continued)
UNSECURED CONSUMER LOANS - 0 .2%
Service Experts Issuer LLC
2024-1A, 6.39% due
11/20/35
d
14,995,725 $ 15,295,395
2025-1A, 5.38% due
01/20/37
d
13,734,154 13,673,731
Foundation Finance Trust
2024-2A, 4.93% due
03/15/50
d
6,494,411 6,486,946
2025-1A, 5.55% due
04/15/50
d
3,297,927 3,321,334
UPX HIL Issuer Trust
2025-1, 5.16% due 01/25/47
d
7,929,994 7,897,074
Stream Innovations Issuer Trust
2024-2A, 5.21% due
02/15/45
d
5,639,530 5,675,604
GreenSky Home Improvement
Issuer Trust
2024-2, 5.26% due 10/27/59
d
2,324,252 2,331,373
Total Unsecured Consumer Loans 54,681,457
AUTOMOTIVE - 0 .1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, 6.66% due
02/20/30
d
15,350,000 15,981,213
2023-8A, 6.02% due
02/20/30
d
11,000,000 11,406,222
2024-3A, 5.58% due
12/20/30
d
8,250,000 8,363,092
2025-2A, 5.51% due
08/20/31
d
4,950,000 5,012,179
Total Automotive 40,762,706
Total Asset-Backed Securities
(Cost $7,113,941,239) 7,045,762,692
U.S. GOVERNMENT SECURITIES - 15 .3%
U.S. Treasury Bonds
4.38% due 11/15/39 481,310,000 469,427,659
due 05/15/51
h,i
1,576,540,000 443,478,763
1.88% due 02/15/41 637,960,000 441,961,744
2.00% due 11/15/41 585,030,000 404,584,809
1.75% due 08/15/41 382,280,000 255,575,087
due 05/15/44
h,i
388,845,000 157,701,168
due 02/15/46
h,i
279,120,000 102,806,257
due 02/15/51
h,i
235,000,000 66,834,479
due 11/15/44
h,i
72,605,000 28,598,076
4.75% due 08/15/55 2,210,000 2,153,714
U.S. Treasury Inflation Indexed
Bonds
1.88% due 07/15/35
s
524,045,522 521,469,692
2.13% due 01/15/35
s
309,451,811 314,668,877
1.88% due 01/15/36
s
288,502,456 285,019,057
2.38% due 02/15/55
s
118,556,865 110,168,701
1.38% due 07/15/33
s
29,954,192 29,278,851
U.S. Treasury Notes
4.00% due 11/15/35 547,800,000 534,361,781
4.13% due 11/30/29 265,300,000 267,497,016
4.25% due 02/28/31 197,000,000 199,554,844
4.25% due 08/15/35 145,000,000 144,456,250
3.63% due 08/31/30 10,024,000 9,901,050
3.63% due 08/31/29 8,450,000 8,385,305
A
A
A
FACE
AMOUNT
~
VALUE
U.S. GOVERNMENT SECURITIES - 15.3% (continued)
3.88% due 07/31/30 4,203,000 $ 4,195,940
4.00% due 05/31/30 1,997,400 2,004,188
3.63% due 03/31/28 1,531,000 1,525,438
Total U.S. Government Securities
(Cost $5,025,937,891) 4,805,608,746
SENIOR FLOATING RATE INTERESTS - 5 .1%
CONSUMER, CYCLICAL - 1 .4%
Peer Holding III BV
6.20% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
18,752,625 18,694,117
5.95% (3 Month Term SOFR
+ 2.25%) due 09/25/32
◊
6,750,000 6,682,500
4.88% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 4,300,000 4,949,334
4.88% (3 Month EURIBOR +
2.75%) due 07/01/31
◊
EUR 2,000,000 2,301,184
4.88% (3 Month EURIBOR +
2.75%) due 09/29/32
◊
EUR 1,800,000 2,071,669
Allwyn Entertainment Financing
US LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/02/31
◊
18,961,197 18,344,958
6.17% (3 Month Term SOFR
+ 2.50%) due 11/24/32
◊
12,150,000 11,907,000
Hunter Douglas, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
14,210,125 14,127,280
5.13% (3 Month EURIBOR +
3.00%) due 01/17/32
◊
EUR 12,000,000 13,692,549
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 02/13/31
◊,a
26,436,937 26,337,085
Scientific Games Holdings, LP
5.78% (3 Month EURIBOR +
3.75%) due 04/04/29
◊
EUR 22,415,000 25,269,565
Betclic Everest Group SAS
4.54% (6 Month EURIBOR +
2.50%) due 12/10/31
◊
EUR 18,200,000 20,691,942
due 12/10/31
r
825,000 821,395
Clarios Global, LP
6.42% (1 Month Term SOFR
+ 2.75%) due 01/28/32
◊
11,691,250 11,650,331
5.14% (1 Month EURIBOR +
3.25%) due 01/28/32
◊
EUR 4,350,000 5,008,945
4.89% (1 Month EURIBOR +
3.00%) due 07/16/31
◊
EUR 2,850,870 3,285,294
ABG Intermediate Holdings 2
LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 02/13/32
◊
19,603,241 19,486,797
1011778 BC ULC
5.42% (1 Month Term SOFR
+ 1.75%) due 09/20/30
◊
18,666,363 18,612,791
Life Time, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/05/31
◊
17,835,375 17,818,610
United Airlines, Inc.
5.43% (1 Month Term SOFR
+ 1.75%) due 02/22/31
◊
17,098,784 17,024,062

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 277
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, CYCLICAL - 1.4% (continued)
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
16,952,550 $ 16,970,690
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
14,169,984 14,187,697
FR Refuel LLC
8.53% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/08/28
◊
14,411,740 14,123,505
Grant Thornton Advisors
Holding LLC
5.14% (1 Month EURIBOR +
3.25%) due 09/11/32
◊
EUR 12,075,000 13,623,644
Scientific Games Corp.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
12,924,394 12,717,991
Live Nation Entertainment, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
11,870,250 11,855,412
AS Mileage Plan IP Ltd.
5.42% (3 Month Term SOFR
+ 1.75%) due 10/15/31
◊
11,257,500 11,182,412
PCI Gaming Authority, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/18/31
◊
11,168,373 11,156,423
Entain Holdings (Gibraltar) Ltd.
5.64% (3 Month EURIBOR +
3.50%) due 06/30/28
◊
EUR 4,716,996 5,461,190
5.95% (3 Month Term SOFR
+ 2.25%) due 07/31/32
◊
4,850,625 4,841,554
Casper Bidco Sasu
5.37% (3 Month EURIBOR +
3.25%) due 03/21/31
◊
EUR 8,600,000 9,847,084
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
8,670,000 8,602,808
Wyndham Hotels & Resorts,
Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 05/24/30
◊
7,486,650 7,506,415
Air Canada
5.42% (1 Month Term SOFR
+ 1.75%) due 03/21/31
◊
7,551,029 7,478,690
Allwyn Entertainment Financing
UK Plc
4.89% (1 Month EURIBOR +
3.00%) due 03/29/32
◊
EUR 5,000,000 5,693,267
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
4,656,287 4,516,599
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, CYCLICAL - 1.4% (continued)
SeaWorld Parks &
Entertainment, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/04/31
◊
4,432,500 $ 4,366,013
Alterra Mountain Co.
6.17% (1 Month Term SOFR
+ 2.50%) due 05/31/30
◊
3,407,875 3,403,615
HNI Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 12/10/32
◊
2,917,688 2,932,276
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 07/02/31
◊
2,417,758 2,405,669
Station Casinos LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/31
◊
2,156,000 2,153,585
Total Consumer, Cyclical 433,803,947
FINANCIAL - 1 .3%
Higginbotham Insurance
Agency, Inc.
8.17% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 06/11/31
◊,a
54,891,775 54,754,545
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
44,979,918 44,105,958
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
42,141,992 42,165,591
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
23,718,800 23,447,694
7.42% (1 Month Term SOFR
+ 3.75%) due 02/23/33
◊
8,450,000 8,159,573
Kroll, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,a,t
29,416,747 29,310,826
8.93% (1 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 09/13/32
◊,a
532,750 532,750
Eagle Point Holdings Borrower
LLC
7.44% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
19,921,530 19,921,530
7.50% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 03/31/28
◊,a
5,043,838 5,043,838
Cegid Group
4.64% (1 Month EURIBOR +
2.75%) due 01/31/30
◊
EUR 18,950,000 20,766,287
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
20,783,128 20,624,968

TOTAL RETURN BOND FUND
March 31, 2026
278 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
FINANCIAL - 1.3% (continued)
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
20,289,590 $ 20,048,752
Cliffwater LLC
8.42% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 04/22/32
◊,a
19,426,844 19,370,420
Galaxy Bidco Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 13,250,000 15,313,025
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
15,685,480 15,157,664
Saphilux SARL
due 07/27/28
r
13,416,206 13,386,020
Eisner Advisory Group
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 02/28/31
◊
13,652,802 12,964,428
PHM Group Holding Oy
5.53% (3 Month EURIBOR +
3.50%) due 04/22/32
◊
EUR 9,100,000 10,380,256
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
9,850,000 9,741,256
Amwins Group, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 01/30/32
◊
7,208,750 7,153,387
Corpay Technologies Operating
Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 04/28/28
◊
4,641,250 4,636,423
Starwood Property Mortgage
LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 09/24/32
◊
3,582,000 3,582,000
Virtu Financial
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
2,643,300 2,638,886
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
1,770,563 1,746,589
Ardonagh Midco 3 Ltd.
6.37% (6 Month Term SOFR
+ 2.75%) due 02/15/31
◊
1,386,052 1,352,274
Total Financial 406,304,940
CONSUMER, NON-CYCLICAL - 0 .6%
Nidda Healthcare Holding
GmbH
5.52% (3 Month EURIBOR +
3.50%) due 12/09/32
◊
EUR 26,391,306 30,405,271
due 12/09/32
r
GBP 1,500,000 1,982,202
Prime Security Services
Borrower LLC
5.41% (1 Month Term SOFR
+ 1.75%) due 03/07/32
◊
20,473,771 20,157,041
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
CONSUMER, NON-CYCLICAL - 0.6% (continued)
5.66% (1 Month Term SOFR
+ 2.00%) due 10/13/30
◊
4,425,732 $ 4,402,010
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
23,477,850 22,976,598
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
21,183,416 19,689,562
WEX, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/05/32
◊
17,325,000 17,151,750
Red Spv LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
17,071,000 17,028,322
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
15,313,778 14,318,383
Compleat Food Group Holdings
Ltd.
due 01/25/28
r
GBP 10,000,000 13,063,017
Blue Ribbon LLC
4.92% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,t
11,848,444 6,719,726
7.64% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,a,t
4,700,056 4,418,052
Hanger, Inc.
7.17% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
8,836,503 8,851,967
5.79% (1 Month Term SOFR
+ 3.50%) due 10/23/31
◊
714,405 715,655
Reynolds Consumer Products
LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
7,937,567 7,959,395
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
3,749,221 2,684,442
Valvoline, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
2,294,250 2,299,986
Medline Borrower, LP
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 10/23/30
◊
862,110 863,050
Upbound Group, Inc.
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/12/32
◊
452,665 451,723
Total Consumer, Non-cyclical 196,138,152

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 279
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
INDUSTRIAL - 0 .5%
Quikrete Holdings, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
11,692,059 $ 11,666,804
5.92% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
8,261,550 8,240,896
5.92% (1 Month Term SOFR
+ 2.25%) due 03/19/29
◊
6,481,056 6,471,853
EMRLD Borrower, LP
5.92% (3 Month Term SOFR
+ 2.25%) due 05/31/30
◊
18,105,384 18,073,699
5.95% (3 Month Term SOFR
+ 2.25%) due 08/04/31
◊
7,703,387 7,684,129
Capstone Acquisition Holdings,
Inc.
8.27% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
21,815,529 21,728,055
Genesee & Wyoming, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
14,972,000 14,889,355
SBA Senior Finance II LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 01/25/31
◊
13,296,482 13,335,308
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 02/13/33
◊
5,225,000 5,225,993
6.17% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
4,777,250 4,775,721
Savage Enterprises LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 08/05/32
◊
9,925,000 9,914,182
Brown Group Holding LLC
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 07/01/31
◊
9,307,322 9,314,289
Dynasty Acquisition Co., Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
7,830,875 7,827,351
Merlin Buyer, Inc.
due 03/26/33
r
2,450,000 2,450,000
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
601,808 601,808
MX Holdings US, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/17/32
◊
2,798,903 2,798,903
Knife River Corp.
5.67% (3 Month Term SOFR
+ 2.00%) due 03/08/32
◊
2,499,750 2,504,950
Frontdoor, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 12/19/31
◊
2,073,750 2,075,057
Hillman Group, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 1.50%)
due 07/14/28
◊
1,514,751 1,514,114
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
INDUSTRIAL - 0.5% (continued)
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
979,768 $ 925,273
Energizer Holdings, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
492,661 490,813
API Heat Transfer Thermasys
Corp.
10.46% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,a
32,078 32,078
Total Industrial 152,540,631
COMMUNICATIONS - 0 .4%
Gen Digital, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
13,498,000 13,270,289
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 09/12/29
◊
10,423,554 10,306,289
Total Webhosting Solutions BV
5.89% (1 Month EURIBOR +
4.00%) due 11/06/31
◊
EUR 21,200,000 21,294,415
Speedster Bidco GmbH
5.75% (6 Month EURIBOR +
3.25%) due 12/10/31
◊
EUR 10,200,000 11,235,630
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/31
◊
9,870,673 9,432,711
Tripadvisor, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
19,714,689 18,630,381
Masorange Finco Plc
4.38% (6 Month EURIBOR +
2.25%) due 03/20/31
◊
EUR 10,000,000 11,523,138
Salsa Bidco GmbH
5.87% (6 Month EURIBOR +
3.75%) due 11/18/32
◊,a
EUR 6,000,000 6,851,285
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
5,680,000 5,674,093
Go Daddy Operating Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 05/30/31
◊
4,195,275 4,113,635
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/29/32
◊
3,200,000 3,175,008
Zephyr Bidco Ltd.
8.48% (1 Month SONIA +
4.75%) due 07/20/28
◊
GBP 2,400,000 2,982,954
Xplore, Inc.
6.00% (1 Month Term SOFR
+ 1.61%) due 10/24/31
◊
1,423,884 898,827
5.28% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,t
415,314 375,340

TOTAL RETURN BOND FUND
March 31, 2026
280 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
COMMUNICATIONS - 0.4% (continued)
Zayo Group Holdings, Inc.
6.78% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,t
1,059,451 $ 1,038,622
Total Communications 120,802,617
TECHNOLOGY - 0 .4%
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
29,495,205 27,467,410
Visma AS
5.82% (6 Month EURIBOR +
3.70%) due 12/05/28
◊,a
EUR 23,750,000 27,173,396
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
24,429,154 21,857,253
Datix Bidco, Ltd.
8.97% (6 Month SONIA +
5.00%) due 04/30/31
◊,a
GBP 10,570,675 13,684,265
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,a
2,613,869 2,556,887
Cegid Group
due 07/10/28
r
EUR 4,500,000 5,006,614
due 07/10/28
r
EUR 3,150,000 3,500,443
Polaris Newco LLC
8.98% (1 Month SONIA +
5.25%) due 06/02/28
◊
GBP 5,183,565 5,636,599
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
3,780,905 3,686,382
OAK-Eagle Acquireco, Inc.
due 03/24/33
r
2,350,000 2,335,312
Waystar Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/22/29
◊,a
1,004,594 1,000,826
CCC Intelligent Solutions, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
345,828 342,802
Total Technology 114,248,189
ENERGY - 0 .3%
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
37,796,284 37,636,784
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
20,225,000 20,179,494
ITT Holdings LLC
5.64% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
15,589,240 15,525,947
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
ENERGY - 0.3% (continued)
Liquid Tech Solutions Holdings
LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 10/12/32
◊
11,089,551 $ 11,068,814
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
6,800,000 6,802,856
Al GCX Holdings LLC
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
5,400,000 5,394,924
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR
+ 2.25%) due 03/03/31
◊
4,531,144 4,535,675
UGI Energy Services LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 02/22/30
◊
3,734,383 3,736,437
TerraForm Power Operating
LLC
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 05/21/29
◊
1,086,907 1,075,701
Total Energy 105,956,632
INFRASTRUCTURE - 0 .1%
QTS Good News Facility
6.38% (SOFR + 3.00%) due
10/09/28
◊,a
49,925,000 49,901,193
BASIC MATERIALS - 0 .1%
SCIL US Holdings LLC
7.79% (6 Month Term SOFR
+ 4.00%) due 11/08/32
◊
9,975,000 9,918,941
6.13% (6 Month EURIBOR +
4.00%) due 11/08/32
◊
EUR 7,425,000 8,509,592
Novelis Holdings, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
8,316,000 8,312,507
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 08/18/30
◊
5,020,591 5,026,867
Minerals Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/26/31
◊
987,500 988,734
Total Basic Materials 32,756,641
CONSUMER DISCRETIONARY - 0 .0%
Vacation Rental Brands
Holdings
8.95% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,a
6,761,965 6,699,060
Total Consumer Discretionary 6,699,060

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 281
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.1% (continued)
UTILITIES - 0 .0%
AL GCX Fund VIII Holdings LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 01/30/32
◊
2,051,412 $ 2,046,919
Total Senior Floating Rate Interests
(Cost $1,633,736,931) 1,621,198,921
FOREIGN GOVERNMENT DEBT - 1 .4%
Australia Government Bond
4.25% due 03/21/36 AUD 585,505,000 380,852,034
Eagle Funding Luxco SARL
5.50% due 08/17/30
d
35,650,000 35,837,163
Israel Government International
Bond
5.38% due 03/12/29 9,800,000 9,942,746
5.63% due 02/19/35 8,750,000 8,897,480
5.38% due 02/19/30 5,250,000 5,326,966
Saudi Government International
Bond
5.63% due 01/13/35
d
13,900,000 14,376,628
Total Foreign Government Debt
(Cost $463,571,553) 455,233,017
FEDERAL AGENCY BONDS - 1 .0%
Tennessee Valley Authority
4.25% due 09/15/65 139,137,000 114,322,473
5.25% due 02/01/55 89,098,000 88,332,292
4.63% due 09/15/60 60,988,000 54,253,888
5.38% due 04/01/56 9,283,000 9,361,859
due 09/15/53
h,j
1,612,000 360,711
due 09/15/55
h,j
1,612,000 322,516
due 09/15/56
h,j
1,612,000 303,565
due 03/15/57
h,j
1,612,000 295,357
due 09/15/57
h,j
1,612,000 287,371
due 09/15/58
h,j
1,612,000 271,184
due 03/15/59
h,j
1,612,000 263,838
due 09/15/59
h,j
1,612,000 256,692
due 09/15/60
h,j
1,612,000 242,975
due 09/15/54
h,j
1,020,000 216,129
due 03/15/61
h,j
1,020,000 149,579
due 09/15/61
h,j
1,020,000 145,527
due 09/15/62
h,j
1,020,000 137,751
due 03/15/63
h,j
1,020,000 134,020
due 09/15/63
h,j
1,020,000 129,915
due 09/15/64
h,j
1,020,000 122,961
due 03/15/65
h,j
1,020,000 119,172
due 09/15/65
h,j
1,020,000 115,933
Tennessee Valley Authority
Principal Strips
due 01/15/48
h,i
38,804,000 12,106,033
due 12/15/42
h,i
23,785,000 10,108,910
due 01/15/38
h,i
15,800,000 8,948,630
due 09/15/39
h,i
8,655,000 4,470,212
due 04/01/56
h,i
11,415,000 2,210,435
due 09/15/65
h,i
3,500,000 400,876
Federal Farm Credit Bank
3.11% due 08/05/48 1,500,000 1,087,230
2.58% due 03/15/41 350,000 262,246
2.69% due 11/29/41 350,000 260,886
2.40% due 09/16/41 350,000 251,413
1.99% due 07/30/40 300,000 207,733
A
A
A
FACE
AMOUNT
~
VALUE
FEDERAL AGENCY BONDS - 1.0% (continued)
2.60% due 09/06/39 250,000 $ 193,439
2.90% due 12/09/41 220,000 168,493
2.59% due 12/30/41 180,000 132,113
2.74% due 11/01/39 144,000 113,018
2.84% due 06/01/46 140,000 95,478
2.59% due 08/24/46 140,000 90,920
3.67% due 02/26/44 70,000 58,207
Federal Home Loan Bank
2.15% due 02/25/41 350,000 245,944
2.45% due 08/16/41 270,000 196,042
3.63% due 06/22/43 100,000 83,443
Freddie Mac
2.25% due 09/15/50 360,000 202,112
Total Federal Agency Bonds
(Cost $427,587,299) 312,039,521
MUNICIPAL BONDS - 0 .2%
CALIFORNIA - 0 .1%
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/31 9,978,000 10,185,377
3.07% due 10/15/40 8,000,000 6,499,978
California Statewide
Communities Development
Authority Revenue Bonds
7.14% due 08/15/47 10,150,000 10,653,928
Hillsborough City School District
General Obligation Unlimited
due 09/01/37
h
1,000,000 558,514
due 09/01/39
h
1,000,000 493,064
Oakland Redevelopment
Agency Successor Agency
Tax Allocation
4.00% due 09/01/39 1,100,000 973,650
Total California 29,364,511
ILLINOIS - 0 .1%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/38 4,225,000 4,353,123
6.63% due 02/01/35 1,260,000 1,329,224
City of Chicago Illinois General
Obligation Unlimited
6.31% due 01/01/44 4,500,000 4,626,861
Total Illinois 10,309,208
TEXAS - 0 .0%
Central Texas Turnpike System
Revenue Bonds
3.03% due 08/15/41 3,150,000 2,452,387
Tarrant County Cultural
Education Facilities Finance
Corp. Revenue Bonds
3.42% due 09/01/50 2,500,000 1,801,543
Total Texas 4,253,930
WASHINGTON - 0 .0%
Central Washington University
Revenue Bonds
6.95% due 05/01/40 1,750,000 1,904,818

TOTAL RETURN BOND FUND
March 31, 2026
282 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0.2% (continued)
OKLAHOMA - 0 .0%
Tulsa Airports Improvement
Trust Revenue Bonds
3.10% due 06/01/45 1,000,000 $ 751,127
Oklahoma Development
Finance Authority Revenue
Bonds
4.65% due 08/15/30 450,000 446,741
Total Oklahoma 1,197,868
Total Municipal Bonds
(Cost $50,893,809) 47,030,335
U.S. TREASURY BILLS - 0 .1%
U.S. Treasury Bills
3.64% due 04/02/26
u
24,700,000 24,697,513
Total U.S. Treasury Bills
(Cost $24,697,513) 24,697,513
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $3,218,777,075) 13,358 3,673,450
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $4,501,543,500) 18,698 2,103,525
Total Interest Rate Options 5,776,975
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $35.00 (Notional
Value $31,274,650) 12,386 2,297,603
CBOE Volatity Index Expiring
April 2026 with strike
price of $35.00 (Notional
Value $31,274,650) 12,386 1,089,968
Total Equity Options 3,387,571
Total Listed Options Purchased
(Cost $18,801,004) 9,164,546
OTC INTEREST RATE SWAPTIONS PURCHASED
v
- 0 .1%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 480,584,000 2,631,642
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 429,611,000 1,976,673
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
v
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 217,133,000 $ 1,494,965
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 217,132,000 1,494,958
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 217,132,000 1,494,958
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 217,131,000 1,494,951
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 321,081,000 1,467,672
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 266,989,000 1,462,011
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 266,992,000 1,222,048
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 266,990,000 1,222,039
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 321,327,000 1,192,722
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 209,892,000 965,729
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 160,196,000 875,931
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 160,194,000 875,920
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 160,157,000 732,083
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 159,877,000 593,442
Total OTC Interest Rate Swaptions Purchased
(Cost $23,591,725) 21,197,744

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 283
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 27,674,000 $ 10,568
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 12,467,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 127,043,000 —
Total OTC Options Purchased
(Cost $6,519,146) 10,568
Total Investments - 120.1%
(Cost $38,946,021,667) $ 37,826,054,068
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
CBOE Volatity Index Expiring
April 2026 with strike
price of $50.00 (Notional
Value $31,274,650) 12,386 (408,738)
CBOE Volatity Index Expiring
May 2026 with strike
price of $50.00 (Notional
Value $31,274,650) 12,386 (1,195,249)
Total Equity Options (1,603,987)
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $4,501,543,500) 18,698 (1,519,213)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $3,218,777,075) 13,358 (2,337,650)
Total Interest Rate Options (3,856,863)
Put Options on :
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $46,911,975) 18,579 (1,300,530)
Total Equity Options (1,300,530)
Total Listed Options Written
(Premium received $10,634,199) (6,761,380)
OTC INTEREST RATE SWAPTIONS WRITTEN
v
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 135,871,875 (135,927)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
v
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 135,871,875 $ (135,927)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 190,220,625 (157,268)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 190,220,625 (157,268)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 217,395,000 (198,238)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 217,395,000 (198,238)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 217,131,000 (494,018)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 217,132,000 (494,020)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 217,132,000 (494,020)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 217,133,000 (494,022)
Total Interest Rate Swaptions (2,958,946)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 160,157,000 (465,107)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 159,877,000 (466,090)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 135,871,875 (554,798)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 135,871,875 (554,798)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 160,194,000 (608,409)

TOTAL RETURN BOND FUND
March 31, 2026
284 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
v
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 160,196,000 $ (608,417)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 209,892,000 (614,682)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 190,220,625 (873,757)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 190,220,625 (873,757)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 217,395,000 (911,787)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 217,395,000 (911,787)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
v
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 321,081,000 $ (932,442)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 321,327,000 (936,766)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 266,990,000 (1,016,239)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 429,611,000 (1,247,620)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 480,584,000 (1,829,238)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 533,981,000 (2,032,482)
Total Interest Rate Swaptions (15,438,176)
Total OTC Interest Rate Swaptions Written
(Premium received $23,936,572) (18,397,122)
Other Assets & Liabilities, net - (20.0)% (6,312,761,041)
Total Net Assets - 100.0% $ 31,488,134,525
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 4 .
b
Affiliated issuer.
c
Special Purpose Acquisition Company (SPAC).
d
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $13,835,922,941 (cost $14,096,274,280), or
43.9% of total net assets.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of March 31, 2026.
g
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
h
Zero coupon rate security.
i
Security is a principal-only strip.
j
Security is an interest-only strip.
k
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
l
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is
$145,503,956 (cost $176,286,305), or 0.5% of total net assets - See Note 10 .
m
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
n
Perpetual maturity.
o
Security is in default of interest and/or principal obligations.

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 285
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
p
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
q
Security has no stated coupon.
r
Security is unsettled at period end and may not have a stated effective rate.
s
Face amount of security is adjusted for inflation.
t
Payment-in-kind security.
u
Rate indicated is the effective yield at the time of purchase.
v
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 3,550 Jun 2026 $ 384,037,900 $ (273,253)
U.S. Treasury 2 Year Note Futures Contracts 3,857 Jun 2026 800,116,568 (1,381,666)
U.S. Treasury Long Bond Futures Contracts 3,340 Jun 2026 380,342,500 (4,744,261)
3-Month SOFR Futures Contracts 6,565 Dec 2027 1,585,365,438 (6,495,105)
$ (12,894,285)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 6,565 Dec 2026 1,581,590,563 $ 8,652,893
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
Bank of
America
Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
$ 232,026,300
$ (12,782,716) $ (16,305,804) $ 3,523,088
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 44,055,000
$ (5,926,437) $ (4,974,985) $ (951,452)

TOTAL RETURN BOND FUND
March 31, 2026
286 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 44,055,000
$ (3,092,167) $ (2,082,526) $ (1,009,641)
$ (9,018,604) $ (7,057,511) $ (1,961,093)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.48% Annually 11/02/33 $ 114,640,000 $ 5,834,720 $ 717 $ 5,834,003
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.56% Annually 03/03/36 158,395,000 4,030,294 — 4,030,294
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.76% Annually 02/06/29 650,000,000 3,048,587 1,835 3,046,752
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.80% Annually 04/01/32 175,000,000 492,198 1,099 491,099
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.59% Annually 01/02/28 660,000,000 (963,412) 1,427 (964,839)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 671,370,000 (5,348,151) (483,478) (4,864,673)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.40% Annually 04/04/28 900,000,000 (10,823,475) 1,740 (10,825,215)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 803,000,000 (16,521,826) 960 (16,522,786)
$ (20,251,065) $ (475,700) $ (19,775,365)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of America, N.A. GBP Sell 35,675,000 47,835,823 USD 04/14/26 $ 625,049
Bank of America, N.A. EUR Sell 418,667,000 484,808,850 USD 04/14/26 623,361
Barclays Bank plc CAD Sell 6,050,000 4,461,039 USD 04/14/26 108,611
Citibank, N.A. EUR Sell 1,665,000 1,922,270 USD 04/14/26 (3,291)
UBS AG EUR Buy 2,520,000 2,930,358 USD 04/14/26 (15,995)

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 287
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
The Toronto-Dominion Bank EUR Sell 5,920,000 6,783,517 USD 04/14/26 $ (62,922)
$ 1,274,813
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 480,584,000
$ 2,631,642
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
429,611,000
1,976,673
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,133,000
1,494,965
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,132,000
1,494,958
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,132,000
1,494,958
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,131,000
1,494,951
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
321,081,000
1,467,672
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
266,989,000
1,462,011
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
266,992,000
1,222,048
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
266,990,000
1,222,039
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
321,327,000
1,192,722
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
209,892,000
965,729
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
160,196,000
875,931
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
160,194,000
875,920
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
160,157,000
732,083

TOTAL RETURN BOND FUND
March 31, 2026
288 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
$ 159,877,000
$ 593,442
$ 21,197,744
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 135,871,875 $ (135,927)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 135,871,875 (135,927)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 190,220,625 (157,268)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 190,220,625 (157,268)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 217,395,000 (198,238)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 217,395,000 (198,238)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 217,131,000 (494,018)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 217,132,000 (494,020)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 217,132,000 (494,020)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 217,133,000 (494,022)
$ (2,958,946)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 160,157,000 (465,107)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 159,877,000 (466,090)

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 289
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% $ 135,871,875 $ (554,798)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 135,871,875 (554,798)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 160,194,000 (608,409)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 160,196,000 (608,417)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 209,892,000 (614,682)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 190,220,625 (873,757)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 190,220,625 (873,757)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 217,395,000 (911,787)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 217,395,000 (911,787)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 321,081,000 (932,442)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 321,327,000 (936,766)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 266,990,000 (1,016,239)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 429,611,000 (1,247,620)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 480,584,000 (1,829,238)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 533,981,000 (2,032,482)
$ (15,438,176)

TOTAL RETURN BOND FUND
March 31, 2026
290 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 506,580 $ 1,571,477 $ 35,624,484 $ 37,702,541
Preferred Stocks 84,966,994 628,011,454 48,259,966 761,238,414
Warrants — 203 388 591
Rights — — 1 1
Mutual Funds 259,889,644 — — 259,889,644
Money Market Funds 612,822,356 — — 612,822,356
Collateralized Mortgage Obligations — 13,432,767,560 70,449,273 13,503,216,833
Corporate Bonds — 7,194,400,513 1,114,839,572 8,309,240,085
Asset-Backed Securities — 6,022,570,760 1,023,191,932 7,045,762,692
U.S. Government Securities — 4,805,608,746 — 4,805,608,746
Senior Floating Rate Interests — 1,331,882,830 289,316,091 1,621,198,921
Foreign Government Debt — 455,233,017 — 455,233,017
Federal Agency Bonds — 312,039,521 — 312,039,521
Municipal Bonds — 47,030,335 — 47,030,335
U.S. Treasury Bills — 24,697,513 — 24,697,513
Options Purchased 9,164,546 10,568 — 9,175,114
Interest Rate Swaptions Purchased — 21,197,744 — 21,197,744
Interest Rate Futures Contracts
a
8,652,893 — — 8,652,893
Credit Default Swap Agreements
a
— 3,523,088 — 3,523,088
Interest Rate Swap Agreements
a
— 13,402,148 — 13,402,148
Forward Foreign Currency Exchange Contracts
a
— 1,357,021 — 1,357,021
Unfunded Loan Commitments ( Note 9 )
a
— — 319,867 319,867
Total Assets $ 976,003,013 $ 34,295,304,498 $ 2,582,001,574 $ 37,853,309,085
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 6,761,380 $ — $ — $ 6,761,380
Interest Rate Swaptions Written — 18,397,122 — 18,397,122
Interest Rate Futures Contracts
a
12,894,285 — — 12,894,285
Credit Default Swap Agreements
a
— 1,961,093 — 1,961,093
Interest Rate Swap Agreements
a
— 33,177,513 — 33,177,513
Forward Foreign Currency Exchange Contracts
a
— 82,208 — 82,208
Unfunded Loan Commitments ( Note 9 )
a
— — 116,251 116,251
Total Liabilities $ 19,655,665 $ 53,617,936 $ 116,251 $ 73,389,852
a
Reported as unrealized appreciation/depreciation at period end.

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 291
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$32,369,683 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$7,193,442 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 547,225,851
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 250,736,496 Yield Analysis Yield 3.0%-7.5% 6.9%
Asset-Backed Securities 133,025,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 65,300,000 Third Party Pricing Trade Price — —
Asset-Backed Securities 26,904,585 Model Price Purchase Price — —
Collateralized Mortgage
Obligations 68,475,317
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 1,973,956 Third Party Pricing Vendor Price — —
Common Stocks 35,507,637 Model Price Purchase Price — —
Common Stocks 76,680 Model Price Liquidation Value — —
Common Stocks 40,167 Enterprise Value Valuation Multiple 1.4x-6.0x 6.0x
Corporate Bonds 777,059,607
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 246,989,498 Third Party Pricing Broker Quote — —
Corporate Bonds 45,640,781 Model Price Purchase Price — —
Corporate Bonds 32,137,649 Yield Analysis Yield 6.2% —
Corporate Bonds 13,012,036 Third Party Pricing Trade Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 48,259,911 Yield Analysis Yield 5.6% —
Preferred Stocks 55 Model Price Liquidation Value — —
Rights 1 Model Price Liquidation Value — —
Senior Floating Rate Interests 201,969,272 Model Price Purchase Price — —
Senior Floating Rate Interests 87,346,819 Third Party Pricing Broker Quote — —
Unfunded Loan Commitments 319,867 Model Price Purchase Price — —
Warrants 388 Model Price Liquidation Value — —
Total Assets $ 2,582,001,574
Liabilities:
Unfunded Loan Commitments $ 116,251 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

TOTAL RETURN BOND FUND
March 31, 2026
292 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 1,010,134,871 $ 150,337,949 $ (106,859,008) $ 3,331 $ (50,797,556)
Corporate Bonds 998,276,608 213,012,517 (86,983,563) (30,877) (1,255,751)
Senior Floating Rate Interests 238,476,134 130,166,363 (80,546,045) 113,482 9,579
Warrants 388 — — — —
Common Stocks 29,896,671 4,822,630 (1) — (10,174)
Preferred Stocks 48,255,899 — — — —
Rights 1 — — — —
Collateralized Mortgage Obligations 56,399,501 14,628,158 (859,115) (55,183) (41,956)
Unfunded Loan Commitments 73,968 944,102 — — —
Total Assets $ 2,381,514,041 $ 513,911,719 $ (275,247,732) $ 30,753 $ (52,095,858)
Liabilities
Unfunded Loan Commitments $ — $ (24,320) $ 6,717 $ — $ 17,603
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ 451,728 $ 25,817,322 $ (5,896,705) $ 1,023,191,932 $ 1,817,241
Corporate Bonds (12,757,710) 4,578,348 — 1,114,839,572 (22,595,854)
Senior Floating Rate Interests 1,096,578 — — 289,316,091 1,416,858
Warrants — — — 388 —
Common Stocks 915,358 — — 35,624,484 915,314
Preferred Stocks 4,011 56 — 48,259,966 4,011
Rights — — — 1 —
Collateralized Mortgage Obligations (299,352) 1,973,957 (1,296,737) 70,449,273 122,922
Unfunded Loan Commitments (698,203) — — 319,867 (698,203)
Total Assets $ (11,287,590) $ 32,369,683 $ (7,193,442) $ 2,582,001,574 $ (19,017,711)
Liabilities
Unfunded Loan Commitments $ (116,251) $ — $ — $ (116,251) $ (116,251)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Anchor Mortgage Trust 2025-RTL1, 5.72% due 05/25/40 6.72% 11/01/27 — —
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69 7.25% 01/01/28 — —
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69 6.99% 01/01/28 — —
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67 5.65% 02/01/27 — —
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27 — —
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69 7.01% 11/01/28 — —
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69 7.19% 01/01/28 — —
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68 5.80% 02/01/28 — —
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69 7.40% 03/01/28 — —
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69 7.50% 03/01/28 — —

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 293
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28 — —
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
ATLX Trust 2024-RPL1, 3.85% due 04/25/64 4.85% 08/01/28 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due
06/25/65 6.29% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.66% due
07/25/65 6.66% 07/01/29 — —
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due
06/25/63 8.01% 07/01/27 — —
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due
11/25/64 6.93% 02/01/29 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due
03/25/64 7.50% 03/01/28 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due
03/25/64 7.19% 03/01/28 — —
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due
09/25/63 8.06% 08/01/27 — —
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due
12/25/64 6.91% 01/01/29 — —
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due
12/01/63 7.40% 01/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.59% due
06/25/65 6.59% 08/01/29 — —
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due
03/25/64 7.39% 03/01/28 — —
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due
05/25/62 5.50% 02/01/27 — —
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due
07/25/65 6.81% 07/01/29 — —
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28 — —
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28 — —
CIM TRUST 2025-R1, 5.00% due 02/25/99 8.00% 03/01/28 9.00% 03/01/29
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69 7.13% 03/01/28 — —
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69 7.14% 01/01/28 — —
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68 8.58% 09/01/27 — —
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27 — —
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70 6.56% 02/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69 7.43% 03/01/28 — —
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69 7.33% 03/01/28 — —
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68 8.62% 10/01/27 — —
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70 6.66% 02/01/29 — —
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69 6.82% 10/01/28 — —
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69 6.97% 10/01/28 — —
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70 6.99% 01/01/29 — —
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70 6.54% 07/01/29 — —
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69 7.16% 07/01/28 — —
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70 6.89% 01/01/29 — —
Deephaven Residential Mortgage Trust 2025-CES1, 5.48%
due 10/25/55 6.48% 10/01/29 — —
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
EFMT 2024-CES1, 5.52% due 01/26/60 6.52% 12/01/28 — —
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26 — —
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27 — —
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29 — —
GCAT Trust 2025-NQM4, 5.53% due 06/25/70 6.53% 07/01/29 — —
GCAT Trust 2025-NQM3, 5.75% due 05/25/70 6.75% 06/01/29 — —
GCAT Trust 2025-NQM2, 6.01% due 04/25/70 7.01% 05/01/29 — —
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28 — —

TOTAL RETURN BOND FUND
March 31, 2026
294 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
GCAT Trust 2024-NQM2, 6.44% due 06/25/59 7.56% 05/01/28 — —
GCAT Trust 2023-NQM2, 6.24% due 11/25/67 7.24% 01/01/27 — —
GCAT Trust 2024-NQM2, 6.54% due 06/25/59 7.71% 05/01/28 — —
GCAT Trust 2025-NQM4, 5.88% due 06/25/70 6.88% 07/01/29 — —
GCAT Trust 2023-NQM3, 7.34% due 08/25/68 8.34% 09/01/27 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.34%
due 11/25/65 6.34% 08/01/29 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
HOMES Trust 2025-AFC2, 5.57% due 06/25/60 6.57% 06/01/29 — —
HOMES Trust 2025-NQM4, 5.47% due 08/25/70 6.47% 07/01/29 — —
HOMES Trust 2025-NQM1, 5.86% due 01/25/70 6.86% 01/01/29 — —
HOMES Trust 2025-AFC3, 5.14% due 08/25/60 6.14% 09/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —
HOMES Trust 2024-AFC2, 5.98% due 10/25/59 6.98% 10/01/28 — —
HOMES Trust 2025-NQM1, 5.96% due 01/25/70 6.96% 01/01/29 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due
02/25/64 6.59% 12/01/28 — —
JP Morgan Mortgage Trust 2026-CES1, 4.96% due 06/25/56 5.96% 01/01/30 — —
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due
02/25/64 6.95% 12/01/28 — —
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due
02/25/64 6.85% 12/01/28 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27 — —
Morgan Stanley Residential Mortgage Loan Trust 2024-
NQM3, 5.35% due 07/25/69 6.35% 09/01/28 — —
Morgan Stanley Residential Mortgage Loan Trust 2025-
NQM3, 5.76% due 05/25/70 6.76% 05/01/29 — —
OBX Trust 2024-NQM12, 5.83% due 07/25/64 6.83% 08/01/28 — —
OBX Trust 2025-NQM3, 5.85% due 12/01/64 6.85% 02/01/29 — —
OBX Trust 2024-NQM11, 6.23% due 06/25/64 7.18% 07/01/28 — —
OBX Trust 2024-NQM5, 6.39% due 01/25/64 7.39% 03/01/28 — —
OBX Trust 2024-NQM15, 5.72% due 10/25/64 6.72% 10/01/28 — —
OBX Trust 2023-NQM9, 7.66% due 10/25/63 8.66% 01/01/27 — —
OBX Trust 2025-NQM1, 5.85% due 12/25/64 6.85% 12/01/28 — —
OBX Trust 2024-NQM17, 6.02% due 11/25/64 7.02% 11/01/28 — —
OBX Trust 2024-NQM6, 6.70% due 02/25/64 7.70% 04/01/28 — —
OBX Trust 2025-NQM1, 5.70% due 12/25/64 6.70% 12/01/28 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
OBX Trust 2024-NQM17, 5.86% due 11/25/64 6.86% 11/01/28 — —
OBX Trust 2025-NQM13, 5.61% due 05/25/65 6.61% 07/01/29 — —
OBX Trust 2024-NQM4, 6.32% due 01/25/64 7.32% 02/01/28 — —
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28 — —
OBX Trust 2025-NQM10, 5.71% due 05/25/65 6.71% 05/01/29 — —
OBX Trust 2025-NQM2, 5.95% due 11/25/64 6.95% 01/01/29 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2024-NQM16, 5.89% due 10/25/64 6.89% 10/01/28 — —
OBX Trust 2024-NQM16, 5.73% due 10/25/64 6.73% 10/01/28 — —
OBX Trust 2024-NQM10, 6.33% due 05/25/64 7.33% 06/01/28 — —
OBX Trust 2024-NQM7, 6.60% due 03/25/64 7.60% 04/01/28 — —
OBX Trust 2024-NQM7, 6.45% due 03/25/64 7.45% 04/01/28 — —
OBX Trust 2024-NQM9, 6.28% due 01/25/64 7.46% 06/01/28 — —
OBX Trust 2024-NQM8, 6.44% due 05/25/64 7.44% 05/01/28 — —
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28 — —
OBX Trust 2024-NQM4, 6.07% due 01/25/64 7.07% 02/01/28 — —
OBX Trust 2026-NQM5, 5.64% due 01/25/66 6.57% 03/01/30 — —
OBX Trust 2025-NQM13, 5.82% due 05/25/65 6.82% 07/01/29 — —
OBX Trust 2024-NQM8, 6.59% due 05/25/64 7.59% 05/01/28 — —

TOTAL RETURN BOND FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 295
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
OBX Trust 2025-NQM3, 5.95% due 12/01/64 6.95% 02/01/29 — —
OBX Trust 2024-NQM9, 6.44% due 01/25/64 7.66% 06/01/28 — —
OBX Trust 2026-NQM4, 5.53% due 02/25/66 6.53% 03/01/30 — —
OBX Trust 2026-NQM5, 5.74% due 01/25/66 6.68% 03/01/30 — —
OBX Trust 2026-NQM4, 5.38% due 02/25/66 6.38% 03/01/30 — —
OBX Trust 2024-NQM11, 6.13% due 06/25/64 7.08% 07/01/28 — —
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28 — —
OBX Trust 2025-NQM16, 5.21% due 08/25/65 6.21% 09/01/29 — —
OBX Trust 2025-NQM16, 5.06% due 08/25/65 6.06% 09/01/29 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
OBX Trust 2024-NQM3, 6.43% due 12/25/63 7.43% 02/01/28 — —
OBX Trust 2024-NQM4, 6.22% due 01/25/64 7.22% 02/01/28 — —
OBX Trust 2024-NQM3, 6.33% due 12/25/63 7.33% 02/01/28 — —
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28 — —
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28 — —
OBX Trust 2024-NQM11, 5.88% due 06/25/64 6.83% 07/01/28 — —
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28 — —
OBX Trust 2024-NQM3, 6.13% due 12/25/63 7.13% 02/01/28 — —
OBX Trust 2024-NQM5, 6.29% due 01/25/64 7.29% 03/01/28 — —
OBX Trust 2024-NQM2, 6.18% due 12/25/63 7.18% 01/01/28 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2024-6, 5.70% due 11/25/29 8.70% 11/25/27 9.70% 11/25/28
PRPM LLC 2024-RPL2, 3.50% due 05/25/54 4.50% 05/25/28 — —
PRPM LLC 2023-RCF1, 4.00% due 06/25/53 5.00% 06/25/27 — —
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 8.77% 08/01/28 9.77% 08/01/29
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44 7.30% 05/01/28 — —
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28 — —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45 6.65% 01/01/29 — —
Saluds Grade Alternative Mortgage Trust 2025-RRTL1,
5.32% due 10/25/40 6.32% 03/01/28 — —
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 09/25/65 6.16% 09/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Towd Point Mortgage Trust 2025-CES4, 5.29% due 10/25/65 6.29% 10/01/29 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2025-2, 5.51% due 03/25/70 6.51% 03/01/29 — —
Verus Securitization Trust 2024-9, 5.69% due 11/25/69 6.69% 12/01/28 — —
Verus Securitization Trust 2024-5, 6.65% due 06/25/69 7.65% 06/01/28 — —
Verus Securitization Trust 2024-5, 6.45% due 06/25/69 7.45% 06/01/28 — —
Verus Securitization Trust 2025-1, 5.98% due 01/25/70 6.98% 01/01/29 — —
Verus Securitization Trust 2025-1, 5.77% due 01/25/70 6.77% 01/01/29 — —
Verus Securitization Trust 2025-5, 5.58% due 06/25/70 6.58% 06/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Verus Securitization Trust 2024-1, 6.12% due 01/25/69 7.12% 01/01/28 — —
Verus Securitization Trust 2025-9, 5.19% due 10/27/70 6.19% 10/01/29 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2025-5, 5.68% due 06/25/70 6.68% 06/01/29 — —
Verus Securitization Trust 2023-7, 7.42% due 10/25/68 8.42% 10/01/27 — —
Vista Point Securitization Trust 2024-CES1, 6.68% due
05/25/54 7.67% 04/01/28 — —
Vista Point Securitization Trust 2024-CES2, 5.25% due
10/25/54 6.25% 09/01/28 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Vista Point Securitization Trust 2024-CES3, 5.68% due
01/25/55 6.68% 12/01/28 — —

TOTAL RETURN BOND FUND
March 31, 2026
296 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The
Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
09/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Common Stocks
FTAI Aircraft Leasing
Offshore SPV, LP* $ 29,785,310 $ 4,812,501 $ — $ — $ 909,826 $ 35,507,637 33,402,132 $ —
BP Holdco LLC* 435 — — — (116) 319 532 —
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 138,038,569 3,203,265 — — (801,405) 140,440,429 5,720,588 2,893,603
Guggenheim Strategy
Fund III 56,120,270 1,391,709 — — (251,719) 57,260,260 2,305,163 1,260,125
Guggenheim Ultra
Short Duration Fund —
Institutional Class 31,836,949 693,248 — — (65,067) 32,465,130 3,230,361 621,786
Guggenheim Strategy
Fund II 29,164,595 725,804 — — (166,574) 29,723,825 1,201,448 662,263
$ 284,946,128 $ 10,826,527 $ — $ — $ (375,055) $ 295,397,600 $ 5,437,777
* Non-income producing security.

TOTAL RETURN BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 297
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments in unaffiliated issuers, at value (cost $38,656,164,444) $ 37,530,656,468
Investments in affiliated issuers, at value (cost $289,857,223) 295,397,600
Unrealized appreciation on unfunded loan commitments ( Note 9 ) 319,867
Foreign currency, at value (cost $2,181,758) 2,191,420
Cash 3,257,478
Unrealized appreciation on forward foreign currency exchange contracts 1,357,021
Prepaid expenses 829,689
Receivables:
Investments sold 11,981,730,876
Interest 238,928,398
Fund shares sold 43,473,596
Variation margin on futures contracts 5,947,037
Variation margin on credit default swap agreements 4,249,795
Variation margin on interest rate swap agreements 2,620,580
Foreign tax reclaims 900,398
Due from Investment Adviser 618,985
Dividends 272,184
Total assets 50,112,751,392
LIABILITIES:
Unrealized depreciation on unfunded loan commitments ( Note 9 ) 116,251
Options written, at value (premiums received $34,570,771) 25,158,502
Unamortized upfront premiums received on OTC swap agreements 7,057,511
Unrealized depreciation on OTC swap agreements 1,961,093
Unrealized depreciation on forward foreign currency exchange contracts 82,208
Segregated cash due to broker 9,648,675
Payable for:
Investments purchased 18,464,882,617
Fund shares redeemed 87,163,815
Investment advisory fees 10,047,114
Distributions to shareholders 9,645,010
Transfer agent fees 7,693,239
Fund accounting 757,728
Distribution and service fees 250,705
Trustees’ fees and expenses* 82,450
Other liabilities 69,949
Total liabilities
18,624,616,867
NET ASSETS $ 31,488,134,525
NET ASSETS CONSIST OF:
Paid-in capital $ 35,411,668,980
Total distributable earnings (loss) (3,923,534,455)
Net assets $ 31,488,134,525

TOTAL RETURN BOND FUND
298 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited) (concluded)
Class A:
Net assets $ 490,018,351
Capital shares outstanding 20,593,242
Net asset value per share $ 23 .80
Maximum offering price per share (Net asset value divided by 96.00%) $ 24 .79
Class C:
Net assets $ 117,774,183
Capital shares outstanding 4,950,196
Net asset value per share $ 23 .79
Class P:
Net assets $ 248,497,113
Capital shares outstanding 10,449,466
Net asset value per share $ 23 .78
Institutional Class:
Net assets $ 29,617,938,254
Capital shares outstanding 1,243,578,077
Net asset value per share $ 23 .82
Class R6:
Net assets $ 1,013,906,624
Capital shares outstanding 42,547,845
Net asset value per share $ 23 .83
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

TOTAL RETURN BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 299
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers
$ 14,919,693
Dividends from securities of affiliated issuers 5,437,777
Interest from securities of unaffiliated issuers (net of foreign withholding tax of
$23,502) 791,541,098
Total investment income 811,898,568
EXPENSES:
Investment advisory fees 59,764,871
Distribution and service fees:
Class A 618,663
Class C 609,208
Class P 318,797
Transfer agent fees:
Class A 572,617
Class C 76,905
Class P 170,672
Institutional Class 15,751,155
Class R6 16,250
Administration fees 2,191,530
Professional fees 802,315
Fund accounting fees 757,728
Line of credit fees 343,754
Custodian fees 234,586
Trustees’ fees and expenses* 232,697
Miscellaneous 451,568
Recoupment of previously waived fees:
Class R6 609
Total expenses 82,913,925
Less:
Expenses reimbursed by Adviser:
Class A (336,169)
Class C (18,760)
Class P (49,098)
Institutional Class (7,681,620)
Expenses waived by Adviser (2,412,882)
Total waived/reimbursed expenses (10,498,529)
Net expenses 72,415,396
Net investment income 739,483,172

TOTAL RETURN BOND FUND
300 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited) (concluded)
STATEMENT OF OPERATIONS
(Unaudited) (concluded)
Six Months Ended March 31, 2026
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments in unaffiliated issuers $ (159,118,293)
Swap agreements 28,307,375
Futures contracts (2,388,172)
Options purchased (20,196,007)
Options written 17,406,124
Forward foreign currency exchange contracts 17,620,435
Foreign currency transactions 3,007,850
Net realized loss (115,360,688)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (324,749,298)
Investments in affiliated issuers (375,055)
Swap agreements (53,763,560)
Futures contracts (4,241,392)
Options purchased 5,334,237
Options written 433,946
Forward foreign currency exchange contracts 628,899
Foreign currency translations 759,888
Net change in unrealized appreciation (depreciation) (375,972,335)
Net realized and unrealized loss (491,333,023)
Net increase in net assets resulting from operations $ 248,150,149
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

TOTAL RETURN BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 301
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 739,483,172 $ 1,409,531,449
Net realized loss on investments (115,360,688) (154,535,752)
Net change in unrealized appreciation (depreciation) on investments (375,972,335) (57,720,814)
Net increase in net assets resulting from operations 248,150,149 1,197,274,883
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (11,295,495) (22,715,653)
Class C (2,325,217) (5,382,721)
Class P (5,822,394) (14,306,153)
Institutional Class (703,558,798) (1,315,189,142)
Class R6 (18,968,975) (27,757,932)
Total distributions to shareholders (741,970,879) (1,385,351,601)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 94,915,531 170,984,428
Class C 12,185,184 23,906,014
Class P 29,433,611 65,948,404
Institutional Class 5,155,816,464 8,627,128,256
Class R6 489,869,346 407,584,462
Distributions reinvested
Class A 9,937,538 19,898,916
Class C 2,104,823 4,827,635
Class P 5,816,017 14,287,220
Institutional Class 647,106,624 1,207,555,453
Class R6 18,481,725 27,073,610
Cost of shares redeemed
Class A (98,921,040) (182,482,398)
Class C (20,047,426) (50,995,326)
Class P (41,935,209) (138,902,373)
Institutional Class (3,791,519,604) (7,059,350,316)
Class R6 (106,883,515) (151,598,327)
Net increase from capital share transactions 2,406,360,069 2,985,865,658
Net increase in net assets 1,912,539,339 2,797,788,940
NET ASSETS:
Beginning of period 29,575,595,186 26,777,806,246
End of period $ 31,488,134,525 $ 29,575,595,186

TOTAL RETURN BOND FUND
302 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
STATEMENTS OF CHANGES IN NET ASSETS
(concluded)
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 3,710,929 7,206,039
Class C 450,342 1,007,837
Class P 1,106,978 2,775,485
Institutional Class 200,617,755 363,159,704
Class R6 19,997,307 17,135,269
Shares issued from reinvestment of distributions
Class A 411,828 836,502
Class C 87,247 203,015
Class P 241,187 601,205
Institutional Class 26,795,258 50,714,987
Class R6 765,276 1,136,314
Shares redeemed
Class A (3,894,176) (7,697,299)
Class C (779,796) (2,152,757)
Class P (1,635,010) (5,863,952)
Institutional Class (145,090,844) (297,784,445)
Class R6 (4,153,191) (6,379,000)
Net increase in shares 98,631,090 124,898,904

TOTAL RETURN BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 303
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.15 $ 24.35 $ 22.52 $ 23.12 $ 28.94 $ 29.76
Income (loss) from investment operations:
Net investment income (loss)
b
0 .55 1 .15 1 .14 1 .03 0 .78 0 .72
Net gain (loss) on investments (realized and
unrealized) ( 0 .35 ) ( 0 .22 ) 1 .73 ( 0 .65 ) ( 5 .53 ) ( 0 .05 )
Total from investment operations 0 .20 0 .93 2 .87 0 .38 ( 4 .75 ) 0 .67
Less distributions from:
Net investment income ( 0 .55 ) ( 1 .13 ) ( 1 .04 ) ( 0 .98 ) ( 0 .80 ) ( 0 .76 )
Return of capital — — — — ( 0 .27 ) ( 0 .73 )
Total distributions ( 0 .55 ) ( 1 .13 ) ( 1 .04 ) ( 0 .98 ) ( 1 .07 ) ( 1 .49 )
Net asset value, end of period $ 23.80 $ 24.15 $ 24.35 $ 22.52 $ 23.12 $ 28.94
Total Return
c
0 .82% 3 .98% 13 .04% 1 .55% ( 16 .82 ) % 2 .27%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 490,018 $ 491,838 $ 487,539 $ 444,454 $ 427,870 $ 677,172
Ratios to average net assets:
Net investment income (loss) 4 .55% 4 .84% 4 .87% 4 .40% 2 .94% 2 .47%
Total expenses
d
0 .90% 0 .83% 0 .88% 0 .96% 0 .85% 0 .84%
Net expenses
e
0 .75% 0 .77% 0 .84% 0 .91% 0 .81% 0 .79%
Portfolio turnover rate 25% 49% 70% 90% 55% 92%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .75% 0 .76% 0 .76% 0 .76% 0 .77% 0 .78%
Recoupment of previously waived fees
f
— 0 .01% 0.00%
*
0 .01% 0 .01% 0.00%
*
Class C
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.15 $ 24.36 $ 22.52 $ 23.13 $ 28.94 $ 29.76
Income (loss) from investment operations:
Net investment income (loss)
b
0 .46 0 .97 0 .96 0 .86 0 .58 0 .50
Net gain (loss) on investments (realized and
unrealized) ( 0 .36 ) ( 0 .23 ) 1 .75 ( 0 .67 ) ( 5 .52 ) ( 0 .05 )
Total from investment operations 0 .10 0 .74 2 .71 0 .19 ( 4 .94 ) 0 .45
Less distributions from:
Net investment income ( 0 .46 ) ( 0 .95 ) ( 0 .87 ) ( 0 .80 ) ( 0 .60 ) ( 0 .54 )
Return of capital — — — — ( 0 .27 ) ( 0 .73 )
Total distributions ( 0 .46 ) ( 0 .95 ) ( 0 .87 ) ( 0 .80 ) ( 0 .87 ) ( 1 .27 )
Net asset value, end of period $ 23.79 $ 24.15 $ 24.36 $ 22.52 $ 23.13 $ 28.94
Total Return
c
0 .40% 3 .17% 12 .25% 0 .74% ( 17 .41 ) % 1 .50%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 117,774 $ 125,389 $ 149,405 $ 158,466 $ 197,933 $ 327,712
Ratios to average net assets:
Net investment income (loss) 3 .80% 4 .09% 4 .12% 3 .65% 2 .18% 1 .72%
Total expenses
d
1 .55% 1 .60% 1 .66% 1 .72% 1 .63% 1 .59%
Net expenses
e
1 .50% 1 .52% 1 .60% 1 .66% 1 .56% 1 .53%
Portfolio turnover rate 25% 49% 70% 90% 55% 92%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 1 .50% 1 .51% 1 .51% 1 .52% 1 .52% 1 .53%
Recoupment of previously waived fees
f
— 0 .04% 0 .05% 0 .02% — 0.00%
*

TOTAL RETURN BOND FUND
304 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(continued)
FINANCIAL HIGHLIGHTS
(continued)
Class P
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.14 $ 24.35 $ 22.51 $ 23.12 $ 28.93 $ 29.75
Income (loss) from investment operations:
Net investment income (loss)
b
0 .55 1 .15 1 .14 1 .03 0 .77 0 .72
Net gain (loss) on investments (realized and
unrealized) ( 0 .36 ) ( 0 .23 ) 1 .74 ( 0 .66 ) ( 5 .51 ) ( 0 .05 )
Total from investment operations 0 .19 0 .92 2 .88 0 .37 ( 4 .74 ) 0 .67
Less distributions from:
Net investment income ( 0 .55 ) ( 1 .13 ) ( 1 .04 ) ( 0 .98 ) ( 0 .80 ) ( 0 .76 )
Return of capital — — — — ( 0 .27 ) ( 0 .73 )
Total distributions ( 0 .55 ) ( 1 .13 ) ( 1 .04 ) ( 0 .98 ) ( 1 .07 ) ( 1 .49 )
Net asset value, end of period $ 23.78 $ 24.14 $ 24.35 $ 22.51 $ 23.12 $ 28.93
Total Return 0 .78% 3 .95% 13 .09% 1 .51% ( 16 .79 ) % 2 .27%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 248,497 $ 259,144 $ 321,931 $ 393,752 $ 572,113 $ 1,043,507
Ratios to average net assets:
Net investment income (loss) 4 .59% 4 .85% 4 .87% 4 .41% 2 .90% 2 .47%
Total expenses
d
0 .81% 0 .89% 0 .91% 1 .06% 0 .93% 0 .87%
Net expenses
e
0 .75% 0 .77% 0 .85% 0 .91% 0 .81% 0 .79%
Portfolio turnover rate 25% 49% 70% 90% 55% 92%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .75% 0 .76% 0 .76% 0 .76% 0 .77% 0 .78%
Recoupment of previously waived fees
f
— 0 .02% 0 .03% 0.00%
*
— —
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.17 $ 24.38 $ 22.54 $ 23.14 $ 28.97 $ 29.78
Income (loss) from investment operations:
Net investment income (loss)
b
0 .58 1 .22 1 .21 1 .10 0 .86 0 .81
Net gain (loss) on investments (realized and
unrealized) ( 0 .35 ) ( 0 .23 ) 1 .74 ( 0 .66 ) ( 5 .54 ) ( 0 .05 )
Total from investment operations 0 .23 0 .99 2 .95 0 .44 ( 4 .68 ) 0 .76
Less distributions from:
Net investment income ( 0 .58 ) ( 1 .20 ) ( 1 .11 ) ( 1 .04 ) ( 0 .88 ) ( 0 .81 )
Return of capital — — — — ( 0 .27 ) ( 0 .73 )
Total distributions ( 0 .58 ) ( 1 .20 ) ( 1 .11 ) ( 1 .04 ) ( 1 .15 ) ( 1 .57 )
Net asset value, end of period $ 23.82 $ 24.17 $ 24.38 $ 22.54 $ 23.14 $ 28.97
Total Return 0 .96% 4 .24% 13 .40% 1 .84% ( 16 .59 ) % 2 .59%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 29,617,938 $ 28,071,840 $ 25,476,353 $ 19,802,142 $ 17,501,690 $ 24,912,049
Ratios to average net assets:
Net investment income (loss) 4 .84% 5 .13% 5 .16% 4 .69% 3 .23% 2 .76%
Total expenses
d
0 .53% 0 .57% 0 .60% 0 .71% 0 .62% 0 .57%
Net expenses
e
0 .46% 0 .48% 0 .54% 0 .62% 0 .52% 0 .50%
Portfolio turnover rate 25% 49% 70% 90% 55% 92%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .46% 0 .47% 0 .47% 0 .47% 0 .48% 0 .49%
Recoupment of previously waived fees
f
— 0.00%
*
0 .01% 0.00%
*
— —

TOTAL RETURN BOND FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 305
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
Class R6
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 24.19 $ 24.39 $ 22.55 $ 23.16 $ 28.98 $ 29.80
Income (loss) from investment operations:
Net investment income (loss)
b
0 .59 1 .23 1 .22 1 .11 0 .87 0 .81
Net gain (loss) on investments (realized and
unrealized) ( 0 .36 ) ( 0 .22 ) 1 .74 ( 0 .67 ) ( 5 .54 ) ( 0 .06 )
Total from investment operations 0 .23 1 .01 2 .96 0 .44 ( 4 .67 ) 0 .75
Less distributions from:
Net investment income ( 0 .59 ) ( 1 .21 ) ( 1 .12 ) ( 1 .05 ) ( 0 .88 ) ( 0 .84 )
Return of capital — — — — ( 0 .27 ) ( 0 .73 )
Total distributions ( 0 .59 ) ( 1 .21 ) ( 1 .12 ) ( 1 .05 ) ( 1 .15 ) ( 1 .57 )
Net asset value, end of period $ 23.83 $ 24.19 $ 24.39 $ 22.55 $ 23.16 $ 28.98
Total Return 0 .96% 4 .33% 13 .44% 1 .84% ( 16 .55 ) % ( 26 .50 ) %
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 1,013,907 $ 627,384 $ 342,578 $ 261,527 $ 209,671 $ 247,051
Ratios to average net assets:
Net investment income (loss) 4 .87% 5 .19% 5 .19% 4 .73% 3 .26% 2 .76%
Total expenses
d
0 .42% 0 .46% 0 .53% 0 .62% 0 .53% 0 .50%
Net expenses
e
0 .41% 0 .42% 0 .49% 0 .58% 0 .52% 0 .50%
Portfolio turnover rate 25% 49% 70% 90% 55% 92%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .41% 0 .41% 0 .42% 0 .43% 0 .48% 0 .49%
Recoupment of previously waived fees
f
0.00%
*
0.00%
*
0.00%
*
0.00%
*
0 .01% 0 .01%
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c
Total return does not reflect the impact of any applicable sales charges.
d
Does not include expenses of the underlying funds in which the Fund invests.
e
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
f
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

ULTRA SHORT DURATION FUND
March 31, 2026
306 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited)
SCHEDULE OF INVESTMENTS
(Unaudited)
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS
a
- 9 .0%
SPDR S&P 500 ETF Trust
40,000 $ 26,013,600
iShares Core S&P 500 ETF
b
38,000 24,821,980
Total Exchange-Traded Funds
(Cost $51,438,880) 50,835,580
FACE
AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 31 .3%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18 .7%
Verus Securitization Trust
2026-3, 5.18% due 03/25/71
c,d
$ 2,210,000 2,196,474
2021-5, 1.37% (WAC) due
09/25/66
◊,c
1,469,155 1,273,092
2021-6, 1.89% (WAC) due
10/25/66
◊,c
1,305,305 1,143,940
2025-7, 5.13% due 08/25/70
c,d
912,530 911,428
2025-1, 5.62% (WAC) due
01/25/70
◊,c
777,318 781,260
2025-2, 5.31% due 03/25/70
c,d
771,531 772,297
2021-4, 1.35% (WAC) due
07/25/66
◊,c
709,160 608,420
2024-9, 5.89% due 11/25/69
c,d
380,278 381,637
2021-3, 1.44% (WAC) due
06/25/66
◊,c
414,747 370,879
2025-5, 5.43% due 06/25/70
c,d
208,472 209,138
OBX Trust
2026-NQM4, 5.17% (WAC)
due 02/25/66
◊,c
1,450,000 1,446,597
2025-NQM16, 4.91% (WAC)
due 08/25/65
◊,c
1,131,818 1,126,151
2025-NQM13, 5.44% (WAC)
due 05/25/65
◊,c
973,483 976,515
2025-J3, 5.00% (WAC) due
10/25/55
◊,c
932,342 924,846
2025-NQM1, 5.55% (WAC)
due 12/25/64
◊,c
760,528 763,500
2024-NQM18, 5.87% due
10/25/64
c,d
641,000 643,155
2026-NQM5, 5.43% (WAC)
due 01/25/66
◊,c
600,000 599,998
2025-NQM10, 5.45% due
05/25/65
c,d
396,969 398,232
2025-R1, 5.09% due
09/25/62
c,d
383,907 381,005
2025-NQM2, 5.75% due
11/25/64
c,d
352,887 354,823
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
c
2,353,571 2,354,319
2021-GS4, 5.65% due
11/25/60
c
2,330,441 2,331,888
2021-GS2, 5.75% due
04/25/61
c
1,055,338 1,057,182
2021-GS5, 6.25% due
07/25/67
c
692,199 692,694
PRPM LLC
2025-7, 5.50% due 08/25/30
c,d
1,093,177 1,089,548
2025-8, 5.39% due 10/25/30
c,d
1,007,145 1,002,598
2025-RCF3, 5.25% due
07/25/55
c,d
904,549 902,749
2026-1, 5.19% due 02/25/31
c
833,413 824,614
2025-6, 5.77% due 08/25/28
c,d
673,311 671,864
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.7%
(continued)
2026-2, 5.09% due 02/25/31
c,d
$ 524,867 $ 523,198
2025-5, 5.73% due 07/25/30
c,d
315,189 314,532
BRAVO Residential Funding
Trust
2024-NQM1, 5.94% due
12/01/63
c,d
1,578,583 1,583,849
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,c
1,124,793 1,128,382
2025-CES1, 5.70% due
02/25/55
c,d
831,626 836,305
2025-CES2, 4.96% due
07/26/55
c,d
439,735 436,994
2024-NQM5, 6.16% due
06/25/64
c,d
433,816 436,053
2025-NQM8, 5.08% due
06/25/65
c,d
423,218 421,228
2025-NQM1, 5.81% due
12/25/64
c,d
371,092 372,382
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due
06/25/55
◊,c
3,565,555 3,567,544
2025-1, 6.00% (WAC) due
01/25/55
◊,c
1,148,400 1,153,025
2025-6, 5.50% (WAC) due
07/25/55
◊,c
288,475 288,680
GCAT Trust
2025-NQM4, 5.53% due
06/25/70
c,d
1,880,829 1,887,255
2025-NQM3, 5.55% due
05/25/70
c,d
1,163,078 1,167,418
2025-INV3, 6.00% (WAC) due
08/25/55
◊,c
999,739 1,009,475
2025-NQM2, 5.60% due
04/25/70
c,d
933,218 937,409
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
c
4,982,546 4,985,339
FIGRE Trust
2026-HE2, 5.05% (WAC) due
01/25/56
◊,c
1,425,056 1,413,305
2025-PF2, 5.02% (WAC) due
10/25/55
◊,c
887,985 879,253
2025-HE6, 5.04% (WAC) due
09/25/55
◊,c
782,545 775,132
2024-HE5, 5.44% (WAC) due
10/25/54
◊,c
703,063 705,983
2026-HE1, 4.98% (WAC) due
01/25/56
◊,c
481,042 477,089
2025-HE1, 5.83% (WAC) due
01/25/55
◊,c
380,888 383,276
Towd Point Mortgage Trust
2025-1, 4.81% (WAC) due
06/25/65
◊,c
2,275,205 2,262,961
2025-FIX1, 4.97% due
09/25/65
c,d
1,257,748 1,246,746
2025-CES4, 5.09% due
10/25/65
c,d
678,148 674,692
2026-CES1, 4.96% due
01/25/66
c,d
244,259 242,732
2017-6, 2.75% (WAC) due
10/25/57
◊,c
111,866 110,482

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 307
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.7%
(continued)
2018-2, 3.25% (WAC) due
03/25/58
◊,c
$ 90,057 $ 89,322
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,c
2,288,773 2,317,997
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,c
1,450,000 1,447,964
2025-INV7, 6.00% (WAC) due
06/25/56
◊,c
428,621 432,631
HOMES Trust
2025-AFC3, 4.93% (WAC)
due 08/25/60
◊,c
1,436,093 1,431,084
2025-AFC2, 5.47% due
06/25/60
c,d
1,221,129 1,224,724
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,c
709,809 712,062
2025-NQM4, 5.22% (WAC)
due 08/25/70
◊,c
655,800 654,912
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due
02/25/70
◊,c
1,513,029 1,521,367
2025-H6, 5.18% (WAC) due
07/25/70
◊,c
1,027,998 1,026,153
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,c
1,000,000 1,001,430
NYMT Loan Trust
2025-INV2, 5.00% (WAC) due
10/25/60
◊,c
2,452,767 2,440,038
2025-CP1, 3.75% (WAC) due
11/25/69
◊,c
871,151 838,309
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,c
3,333,296 3,134,000
JP Morgan Mortgage Trust
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,c
2,482,466 2,461,731
2025-1, 6.00% (WAC) due
06/25/55
◊,c
646,519 650,066
RCKT Mortgage Trust
2025-CES6, 5.47% due
06/25/55
c,d
1,157,214 1,161,041
2025-CES8, 5.15% (WAC)
due 08/25/55
◊,c
859,962 858,291
2025-CES5, 5.69% due
05/25/55
c,d
584,346 587,990
2025-CES7, 5.38% due
07/25/55
c,d
403,684 404,519
LHOME Mortgage Trust
2024-RTL5, 5.32% due
09/25/39
c,d
1,950,000 1,950,032
2025-RTL3, 5.24% due
08/25/40
c,d
750,000 748,565
CSMC Trust
2021-NQM8, 2.41% (WAC)
due 10/25/66
◊,c
1,194,079 1,053,430
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,c
967,241 963,841
2020-NQM1, 2.21% due
05/25/65
c
462,592 444,242
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.7%
(continued)
GS Mortgage-Backed Securities
Trust
2025-HE1, 5.21% (30 Day
Average SOFR + 1.55%,
Rate Floor: 1.55%) due
10/25/55
◊,c
$ 1,395,199 $ 1,396,867
2025-NQM3, 5.14% due
11/25/65
c,d
636,318 635,878
2020-NQM1, 1.38% (WAC)
due 09/27/60
◊,c
158,438 151,185
New Residential Mortgage Loan
Trust
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,c
1,024,289 1,029,265
2020-1A, 3.50% (WAC) due
10/25/59
◊,c
727,118 680,875
2018-2A, 3.50% (WAC) due
02/25/58
◊,c
389,459 371,297
Provident Funding Mortgage
Trust
2025-4, 5.50% (WAC) due
09/25/55
◊,c
1,092,441 1,093,559
2026-1, 5.00% (WAC) due
01/25/56
◊,c
540,968 533,606
2025-1, 5.50% (WAC) due
02/25/55
◊,c
416,721 416,994
NLT Trust
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,c
1,822,142 1,903,801
EFMT
2025-CES4, 5.43% due
06/25/60
c,d
1,403,710 1,405,846
Chase Home Lending Mortgage
Trust
2025-5, 5.50% (WAC) due
04/25/56
◊,c
1,391,075 1,390,321
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
c,d
879,613 871,023
2023-NQM1, 6.03% due
01/25/63
c,d
310,112 311,243
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,c
1,121,327 1,125,211
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due
12/25/66
◊,c
1,104,058 1,000,276
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
1,009,828 987,977
CFMT LLC
2022-HB9, 3.25% (WAC) due
09/25/37
◊,c
882,037 870,340
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
c,d
600,000 598,709

ULTRA SHORT DURATION FUND
March 31, 2026
308 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.7%
(continued)
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70
c,d
$ 596,570 $ 597,375
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
543,773 532,960
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due
03/27/62
◊,c
363,391 336,807
Vista Point Securitization Trust
2025-CES1, 5.81% due
04/25/55
c,d
269,442 270,649
Ellington Financial Mortgage
Trust
2020-2, 1.49% (WAC) due
10/25/65
◊,c,e
179,503 169,594
2020-2, 1.64% (WAC) due
10/25/65
◊,c,e
103,400 97,811
Mill City Securities Ltd.
2024-RS2, 3.00% due
08/01/69
c,d
169,563 160,829
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,c,e
33,497 31,981
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, 4.53% (1 Month
Term SOFR + 0.85%,
Rate Floor: 0.74%) due
10/25/35
◊,e
18,589 18,537
Residential Mortgage Loan
Trust
2020-1, 2.38% (WAC) due
01/26/60
◊,c,e
12,123 12,077
Banc of America Funding Trust
2015-R2, 4.05% (1 Month
Term SOFR + 0.37%,
Rate Floor: 0.26%) due
04/29/37
◊,c,e
11,004 10,993
Total Residential Mortgage-Backed Securities 105,981,189
GOVERNMENT AGENCY - 9 .9%
Freddie Mac
5.00% due 12/25/51 11,358,923 11,335,179
5.00% due 07/25/55
e
4,300,000 4,294,978
5.50% due 12/25/51 2,678,941 2,698,968
5.00% due 11/25/51 2,314,412 2,315,963
5.00% due 04/25/53 2,106,137 2,099,340
5.00% due 10/25/51 1,990,827 1,995,649
5.50% due 07/25/53 1,563,109 1,574,351
5.50% due 04/25/51 1,518,568 1,528,043
5.00% due 03/25/52 1,353,395 1,349,197
5.25% due 04/25/53 1,058,612 1,065,606
5.00% due 02/25/52 808,441 809,718
Fannie Mae
5.00% due 01/25/53 2,978,921 2,975,452
5.00% due 09/25/55 2,571,964 2,552,325
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
GOVERNMENT AGENCY - 9.9% (continued)
5.00% due 10/25/51 $ 2,478,432 $ 2,481,975
5.00% due 02/25/54 2,375,641 2,363,689
5.00% due 06/25/53 2,276,485 2,277,373
5.50% due 11/25/51 2,152,055 2,175,171
5.00% due 11/25/53 1,956,181 1,959,460
5.50% due 12/25/50 1,290,687 1,301,840
5.00% due 05/25/52 1,018,167 1,015,637
Ginnie Mae
4.50% due 02/20/56 2,874,256 2,817,050
5.25% due 03/20/52 1,815,058 1,828,062
5.00% due 01/20/55 1,038,382 1,030,448
Total Government Agency 55,845,474
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2 .7%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,c
2,700,000 2,358,370
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,c
1,950,000 1,943,906
BX Commercial Mortgage Trust
2022-LP2, 5.23% (1 Month
Term SOFR + 1.56%,
Rate Floor: 1.56%) due
02/15/39
◊,c
1,855,000 1,853,841
WMRK Commercial Mortgage
Trust
2022-WMRK, 7.11% (1 Month
Term SOFR + 3.44%,
Rate Floor: 3.44%) due
11/15/27
◊,c
1,836,963 1,836,963
MILE Trust
2025-STNE, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/15/42
◊,c
1,350,000 1,346,625
BXHPP Trust
2021-FILM, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,c
1,500,000 1,301,250
MHP
2022-MHIL, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
01/15/39
◊,c
1,200,000 1,199,250
VDCM Commercial Mortgage
Trust
2025-AZ, 4.72% (WAC) due
07/13/44
◊,c
700,000 699,717
Citigroup Commercial Mortgage
Trust
2019-GC41, 1.00% (WAC)
due 08/10/56
◊,f
22,407,665 611,830

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 309
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
(continued)
Benchmark Mortgage Trust
2019-B14, 0.74% (WAC) due
12/15/62
◊,f
$ 29,767,306 $ 547,114
RWC Commercial Mortgage
Trust
2025-1, 5.01% due 06/25/40
c
479,651 476,818
Morgan Stanley Capital I Trust
2018-H3, 0.78% (WAC) due
07/15/51
◊,f
30,668,783 440,162
Life Mortgage Trust
2021-BMR, 4.89% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
03/15/38
◊,c
261,660 259,043
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.59% (WAC) due
06/15/51
◊,f
19,497,810 190,856
Total Commercial Mortgage-Backed Securities 15,065,745
Total Collateralized Mortgage Obligations
(Cost $179,410,300) 176,892,408
ASSET-BACKED SECURITIES - 25 .1%
COLLATERALIZED LOAN OBLIGATIONS - 16 .9%
BCC Middle Market CLO LLC
2019-1A A1RR, 5.12% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 07/15/36
◊,c
10,750,000 10,695,175
Eldridge CLO Ltd.
2025-1A A1, 5.25% (3 Month
Term SOFR + 1.33%,
Rate Floor: 1.33%) due
10/20/38
◊,c
5,500,000 5,503,062
Cerberus Loan Funding 51 LLC
2025-2A A, 5.19% (3 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
10/15/37
◊,c
5,500,000 5,497,697
FS Rialto
2021-FL3 B, 5.59% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,c
5,500,000 5,491,326
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.13% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,c
5,250,000 5,240,034
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,c
2,500,000 2,504,711
2025-2A A2, 5.40% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/16/37
◊,c
1,300,000 1,300,030
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 16.9% (continued)
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,c
$ 3,463,350 $ 3,460,419
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,c
1,250,000 1,249,996
2025-4A B, 5.50% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/15/37
◊,c
1,050,000 1,046,802
2025-3A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,c
900,000 896,228
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.19%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,c
2,000,000 2,004,127
2020-49A A2R2, 5.35%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,c
1,000,000 1,000,055
PFP Ltd.
2025-12 A, 5.17% (1 Month
Term SOFR + 1.49%,
Rate Floor: 1.49%) due
12/18/42
◊,c
1,500,000 1,497,505
2026-13 AS, 5.33% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,c
1,400,000 1,397,592
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,c
2,700,000 2,697,180
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,c
2,550,000 2,542,415
2020-FL2 A, 4.94% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.26%) due
02/15/38
◊,c
129,108 129,087
Madison Park Funding LXV Ltd.
2025-65A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/16/38
◊,c
2,500,000 2,502,689
JCP Direct Lending CLO LLC
2023-1A A1R, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,c
2,500,000 2,500,193

ULTRA SHORT DURATION FUND
March 31, 2026
310 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 16.9% (continued)
Greystone CRE Notes LLC
2025-FL4 A, 5.15% (1 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/43
◊,c
$ 2,250,000 $ 2,246,767
Golub Capital Partners CLO
83M
2025-83A A1, 5.24% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
11/09/38
◊,c
2,200,000 2,203,878
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,c
2,102,497 2,104,179
Owl Rock CLO XXI LLC
2025-21A A, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
07/24/34
◊,c
2,096,071 2,099,802
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,c
2,000,000 2,003,912
LoanCore Issuer LLC
2025-CRE9 A, 5.13% (1
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 08/18/42
◊,c
2,000,000 1,993,026
Madison Park Funding LIII Ltd.
2022-53A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,c
1,750,000 1,749,337
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,c
1,750,000 1,743,958
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A A1, 5.26% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/15/37
◊,c
1,400,000 1,402,813
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A BR, 5.22% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/16/35
◊,c
1,400,000 1,399,842
Acrec LLC
2026-FL4 AS, 5.28% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,c
1,400,000 1,395,516
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 16.9% (continued)
Cerberus Loan Funding 50 LLC
2025-1A A, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/15/37
◊,c
$ 1,350,000 $ 1,350,000
Owl Rock CLO VII LLC
2022-7A AR, 5.07% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
04/20/38
◊,c
1,350,000 1,344,401
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.29%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,c
900,000 900,055
2013-16A A2R3, 5.41%
(3 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/09/39
◊,c
400,000 400,049
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,c
1,300,000 1,293,834
BSPDF Issuer LLC
2025-FL2 A, 5.20% (1 Month
Term SOFR + 1.52%,
Rate Floor: 1.52%) due
12/15/42
◊,c
1,250,000 1,248,537
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,c
1,215,656 1,218,672
AGL CLO 42 Ltd.
2025-42A B, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
07/22/38
◊,c
1,000,000 999,646
STWD Ltd.
2021-FL2 B, 5.59% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.80%) due
04/18/38
◊,c
1,000,000 999,390
BDS LLC
2025-FL15 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 03/19/43
◊,c
1,000,000 992,119
TRTX Issuer Ltd.
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,c
900,000 899,238
BSPRT Issuer LLC
2025-FL12 A, 5.06% (1 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/17/43
◊,c
900,000 898,250

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 311
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 16.9% (continued)
Neuberger Berman CLO 32R
Ltd.
2019-32RA A, 4.98% (3
Month Term SOFR +
1.31%, Rate Floor: 1.31%)
due 07/20/39
◊,c
$ 500,000 $ 500,274
2019-32RA B, 5.32% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/39
◊,c
300,000 299,769
GS REFT Issuer Ltd.
2026-FL1 A, 5.17% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/19/43
◊,c
700,000 700,000
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,c
550,000 548,574
Madison Park Funding LXXI Ltd.
2025-71A B, 5.17% (3 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/23/38
◊,c
550,000 548,387
CIFC Funding Ltd.
2022-1A B, 5.47% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
04/17/35
◊,c
500,000 500,751
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,c
250,000 249,484
FS Rialto Issuer LLC
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,c
150,000 149,545
Total Collateralized Loan Obligations 95,540,328
TRANSPORT-CONTAINER - 1 .8%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
c
4,168,750 3,851,952
Triton Container Finance IX LLC
2025-1A, 5.43% due
06/20/50
c
2,517,750 2,513,619
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
c
1,246,000 1,170,936
2020-1A, 2.73% due
08/21/45
c
323,706 312,051
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
c
1,456,077 1,349,863
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
TRANSPORT-CONTAINER - 1.8% (continued)
CLI Funding IX LLC
2025-1A, 5.35% due
06/20/50
c
$ 1,020,708 $ 1,028,336
Total Transport-Container 10,226,757
WHOLE BUSINESS - 1 .5%
Domino's Pizza Master Issuer
LLC
2018-1A, 4.33% due
07/25/48
c
4,254,275 4,223,568
Taco Bell Funding LLC
2021-1A, 1.95% due
08/25/51
c
3,193,125 3,121,175
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
c
1,329,750 1,287,113
Total Whole Business 8,631,856
NET LEASE - 1 .4%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
c
5,195,699 4,729,582
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
c
2,120,507 1,291,774
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
c
1,172,917 1,172,298
STORE Master Funding LLC
2025-1A, 4.95% due
10/20/55
c
798,000 782,342
Total Net Lease 7,975,996
SINGLE FAMILY RESIDENCE - 1 .3%
STAR Trust
2026-SFR7, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,c
2,840,000 2,840,000
2025-SFR6, 5.07% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,c
2,750,000 2,750,000
Tricon Residential Trust
2025-SFR1, 4.77% (1 Month
Term SOFR + 1.10%,
Rate Floor: 1.10%) due
03/17/42
◊,c
988,068 986,215
2025-SFR2, 5.42% due
08/17/44
c
799,205 793,321
Total Single Family Residence 7,369,536
INFRASTRUCTURE - 1 .0%
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
c
2,150,000 2,112,472
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
c
1,350,000 1,320,770

ULTRA SHORT DURATION FUND
March 31, 2026
312 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 25.1% (continued)
INFRASTRUCTURE - 1.0% (continued)
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
c
$ 1,300,000 $ 1,285,527
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due
05/25/50
c
700,000 689,702
Total Infrastructure 5,408,471
FINANCIAL - 0 .9%
Station Place Securitization
Trust
2025-SP2, 4.83% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,c,e
2,700,000 2,700,000
2025-SP1, 4.97% (1 Month
Term SOFR + 1.30%) due
07/02/26
◊,c,e
900,000 900,000
2024-SP2, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,c,e
900,000 900,000
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,e
513,099 509,385
Total Financial 5,009,385
TRANSPORT-AIRCRAFT - 0 .3%
Slam Ltd.
2021-1A, 2.43% due
06/15/46
c
1,050,000 995,385
FTAI Aircraft Leasing Offshore
SPV, LP
due 03/27/31
g
652,653 652,653
Total Transport-Aircraft 1,648,038
UNSECURED CONSUMER LOANS - 0 .0%
Service Experts Issuer LLC
2025-1A, 5.38% due
01/20/37
c
267,548 266,371
Total Asset-Backed Securities
(Cost $144,298,981) 142,076,738
CORPORATE BONDS - 19 .1%
FINANCIAL - 10 .6%
Barclays plc
4.22% due 05/24/30
h
2,450,000 2,412,008
4.48% due 11/11/29
h
1,350,000 1,342,594
4.94% due 09/10/30
h
850,000 854,380
Brighthouse Financial Global
Funding
5.55% due 04/09/27
c
3,900,000 3,925,092
AEGON Funding Co. LLC
5.50% due 04/16/27
c
3,750,000 3,782,979
Macquarie Group Ltd.
3.76% due 11/28/28
c,h
2,753,000 2,714,424
Enstar Group Ltd.
4.95% due 06/01/29 2,700,000 2,688,575
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 19.1% (continued)
FINANCIAL - 10.6% (continued)
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
$ 2,650,000 $ 2,621,334
Societe Generale S.A.
5.52% due 01/19/28
c,h
1,300,000 1,308,654
5.08% (SOFR + 1.42%) due
05/22/29
◊,c
1,200,000 1,206,641
Lloyds Banking Group plc
5.09% due 11/26/28
h
2,300,000 2,320,973
American National Group, Inc.
5.00% due 06/15/27 2,150,000 2,138,178
CNO Global Funding
5.88% due 06/04/27
c
1,660,000 1,682,699
4.88% due 12/10/27
c
450,000 451,049
HSBC Holdings plc
5.13% due 11/19/28
h
2,100,000 2,115,309
F&G Global Funding
5.88% due 01/16/30
c
2,000,000 2,025,017
Nationwide Building Society
4.65% due 07/14/29
c,h
2,000,000 2,001,805
BPCE S.A.
5.72% due 01/18/30
c,h
1,800,000 1,845,082
Fortitude Global Funding
4.63% due 10/06/28
c
1,750,000 1,732,235
Lincoln Financial Global
Funding
4.63% due 05/28/28
c
900,000 900,130
4.20% due 01/12/29
c
450,000 444,966
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 1,350,000 1,338,021
Protective Life Corp.
4.70% due 01/15/31
c
1,350,000 1,336,994
Athene Global Funding
5.03% due 07/17/30
c
1,350,000 1,335,018
Gabx Leasing LLC
4.63% due 04/15/31
c
1,350,000 1,330,849
Blue Owl Capital GP Stakes
IV B
4.88% due 10/30/28
e
1,350,000 1,323,944
Santander UK Group Holdings
plc
4.86% due 09/11/30
h
1,300,000 1,302,827
Jackson National Life Global
Funding
4.70% due 06/05/28
c
1,300,000 1,299,355
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/01/29
c
1,300,000 1,278,075
LPL Holdings, Inc.
5.70% due 05/20/27 1,200,000 1,211,082
OneMain Finance Corp.
3.50% due 01/15/27 1,150,000 1,128,282
Standard Chartered plc
5.55% due 01/21/29
c,h
1,000,000 1,014,757

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 313
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 19.1% (continued)
FINANCIAL - 10.6% (continued)
Citigroup, Inc.
4.82% (SOFR + 1.17%) due
09/11/31
◊
$ 1,000,000 $ 999,731
Starwood Property Trust, Inc.
5.25% due 10/15/28
c
1,000,000 988,600
United Wholesale Mortgage
LLC
5.75% due 06/15/27
c
1,000,000 984,210
NatWest Group plc
4.76% (SOFR + 1.10%) due
05/23/29
◊
650,000 652,399
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
c
700,000 652,303
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
c
500,000 476,569
UWM Holdings LLC
6.25% due 03/15/31
c
500,000 455,343
Encore Capital Group, Inc.
6.63% due 04/15/31
c
250,000 248,750
Total Financial 59,871,233
CONSUMER, NON-CYCLICAL - 2 .0%
HCA, Inc.
5.00% due 03/01/28 2,250,000 2,272,065
Triton Container International
Ltd.
2.05% due 04/15/26
c
2,200,000 2,197,647
Global Payments, Inc.
4.55% due 03/15/28 1,500,000 1,493,338
Williams Scotsman, Inc.
4.63% due 08/15/28
c
1,400,000 1,377,250
Avantor Funding, Inc.
4.63% due 07/15/28
c
1,400,000 1,366,419
Element Fleet Management
Corp.
6.27% due 06/26/26
c
1,200,000 1,203,126
Medline Borrower, LP
3.88% due 04/01/29
c
840,000 812,584
U.S. Foods, Inc.
7.25% due 01/15/32
c
550,000 569,122
Icon Investments Six DAC
5.85% due 05/08/29 200,000 203,923
Total Consumer, Non-cyclical 11,495,474
TECHNOLOGY - 1 .6%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 4,300,000 4,249,848
Microchip Technology, Inc.
4.90% due 03/15/28 2,200,000 2,213,319
Salesforce, Inc.
4.65% due 03/15/29 1,400,000 1,402,899
Oracle Corp.
4.45% due 09/26/30 1,400,000 1,349,154
Total Technology 9,215,220
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 19.1% (continued)
INDUSTRIAL - 1 .6%
Vontier Corp.
1.80% due 04/01/26 $ 2,150,000 $ 2,150,000
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
c
1,400,000 1,423,883
TD SYNNEX Corp.
4.30% due 01/17/29 1,400,000 1,384,444
GXO Logistics, Inc.
6.25% due 05/06/29 1,300,000 1,347,684
Berry Global, Inc.
1.65% due 01/15/27 1,100,000 1,076,981
Enviri Corp.
5.75% due 07/31/27
c
700,000 698,310
Jabil, Inc.
4.25% due 05/15/27 600,000 598,459
Weir Group plc
2.20% due 05/13/26
c
440,000 438,497
TransDigm, Inc.
6.88% due 12/15/30
c
22,000 22,542
Total Industrial 9,140,800
CONSUMER, CYCLICAL - 1 .3%
LG Energy Solution Ltd.
5.25% due 04/02/28
c
1,000,000 1,007,106
5.38% due 07/02/29 450,000 456,243
5.00% due 04/02/29
c
300,000 300,408
Polaris, Inc.
6.95% due 03/15/29 1,300,000 1,361,483
Carnival Corp.
5.13% due 05/01/29
c
1,300,000 1,290,616
Newell Brands, Inc.
8.50% due 06/01/28
c
950,000 980,590
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
c
700,000 684,235
VOC Escrow Ltd.
5.00% due 02/15/28
c
650,000 647,324
Lithia Motors, Inc.
5.50% due 10/01/30
c
300,000 293,979
Total Consumer, Cyclical 7,021,984
ENERGY - 0 .9%
Targa Resources Corp.
4.35% due 01/15/29 1,350,000 1,344,346
Cheniere Energy Partners, LP
4.50% due 10/01/29 1,300,000 1,294,314
DT Midstream, Inc.
4.13% due 06/15/29
c
1,300,000 1,272,649
CVR Energy, Inc.
5.75% due 02/15/28
c
640,000 632,954
Sunoco, LP
4.50% due 10/01/29
c
370,000 357,524
Buckeye Partners, LP
3.95% due 12/01/26 80,000 79,194
Total Energy 4,980,981

ULTRA SHORT DURATION FUND
March 31, 2026
314 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 19.1% (continued)
UTILITIES - 0 .6%
NextEra Energy Capital
Holdings, Inc.
4.69% due 09/01/27 $ 1,800,000 $ 1,808,684
NRG Energy, Inc.
4.45% due 06/15/29
c
1,300,000 1,283,952
Pinnacle West Capital Corp.
4.90% due 05/15/28 450,000 453,384
Total Utilities 3,546,020
COMMUNICATIONS - 0 .4%
NTT Finance Corp.
4.62% due 07/16/28
c
1,350,000 1,355,132
Match Group Holdings II LLC
4.13% due 08/01/30
c
632,000 585,694
Total Communications 1,940,826
BASIC MATERIALS - 0 .1%
Compass Minerals International,
Inc.
8.00% due 07/01/30
c
550,000 569,149
Total Corporate Bonds
(Cost $108,348,063) 107,781,687
REPURCHASE AGREEMENTS
i
- 8 .5%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due
04/01/26 16,000,751 16,000,751
J.P. Morgan Securities LLC
issued 03/31/26 at 3.66% due
04/01/26 13,333,959 13,333,959
BNP Paribas issued 03/31/26 at
3.65% due 04/01/26 12,000,563 12,000,563
Bank of Montreal issued
03/31/26 at 3.63% due
04/01/26 6,933,659 6,933,659
Total Repurchase Agreements
(Cost $48,268,932) 48,268,932
FEDERAL AGENCY DISCOUNT NOTES - 2 .7%
Federal Home Loan Bank
3.55% due 04/01/26
j
15,500,000 15,498,454
Total Federal Agency Discount Notes
(Cost $15,500,000) 15,498,454
SENIOR FLOATING RATE INTERESTS - 1 .5%
CONSUMER, CYCLICAL - 0 .5%
SkyMiles IP Ltd.
5.17% (3 Month Term SOFR
+ 1.50%) due 10/20/28
◊
1,396,500 1,400,871
Bombardier Produits Récréatifs,
Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/13/29
◊
845,750 846,055
Peer Holding III BV
5.95% (3 Month Term SOFR
+ 2.25%) due 09/25/32
◊
600,000 594,000
Total Consumer, Cyclical 2,840,926
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 1.5% (continued)
FINANCIAL - 0 .4%
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
$ 1,132,334 $ 1,110,333
Corpay Technologies Operating
Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
698,250 696,797
Outfront Media Capital LLC
5.68% (1 Month Term SOFR
+ 2.00%) due 09/16/32
◊
400,000 400,252
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
149,242 148,107
Total Financial 2,355,489
ENERGY - 0 .3%
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
648,371 645,635
Buckeye Partners, LP
5.42% (1 Month Term SOFR
+ 1.75%) due 11/22/32
◊
496,663 498,059
Meade Pipeline Co. LLC
5.69% (3 Month Term SOFR
+ 2.00%) due 09/22/32
◊
250,000 249,582
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
122,213 121,856
Total Energy 1,515,132
CONSUMER, NON-CYCLICAL - 0 .1%
Option Care Health, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 09/16/32
◊
696,500 698,680
BASIC MATERIALS - 0 .1%
Novelis Holdings, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 03/11/32
◊
645,113 644,842
INDUSTRIAL - 0 .1%
TransDigm, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 03/22/30
◊
348,250 348,156
Total Senior Floating Rate Interests
(Cost $8,421,430) 8,403,225
FOREIGN GOVERNMENT DEBT - 0 .1%
Eagle Funding Luxco SARL
5.50% due 08/17/30
c
700,000 703,675
Total Foreign Government Debt
(Cost $698,432) 703,675

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 315
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
k
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,182,000 $ 11,948
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 1,952,000 8,981
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 1,458,000 6,665
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 1,213,000 6,642
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,213,000 5,552
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,212,000 5,547
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 1,459,000 5,416
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 953,000 4,385
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 728,000 3,981
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 727,000 3,975
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 727,000 3,323
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 726,000 2,695
Total OTC Interest Rate Swaptions Purchased
(Cost $68,504) 69,110
Total Investments - 97.3%
(Cost $556,453,522) $ 550,529,809
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
k
- ( 0 .0 ) %
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 727,000 $ (2,111)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 726,000 (2,117)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 727,000 (2,761)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 728,000 (2,765)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 953,000 (2,791)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 1,458,000 (4,234)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,459,000 (4,254)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 1,213,000 (4,617)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,952,000 (5,669)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,182,000 (8,305)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,425,000 (9,230)
Total Interest Rate Swaptions (48,854)
Total OTC Interest Rate Swaptions Written
(Premium received $64,980) (48,854)
Other Assets & Liabilities, net - 2.7% 15,340,082
Total Net Assets - 100.0% $ 565,821,037

ULTRA SHORT DURATION FUND
March 31, 2026
316 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
See Sector Classification in Other Information section.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
All or a portion of this security is pledged as equity index swap collateral at March 31, 2026.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $318,749,495 (cost $322,912,678), or 56.3% of total net assets.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
e
Value determined based on Level 3 inputs — See Note 4 .
f
Security is an interest-only strip.
g
Security has no stated coupon.
h
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
i
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
j
Rate indicated is the effective yield at the time of purchase.
k
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts 119 Dec 2027 $ 28,737,013 $ (117,714)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 119 Dec 2026 28,668,588 $ 156,809
– –
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 $ 20,000,000 $ 212,712 $ (7,223) $ 219,935
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 9,000,000 216,745 — 216,745
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.33% Annually 09/23/27 20,000,000 148,079 340 147,739

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 317
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 $ 5,000,000 $ 78,275 $ (2,389) $ 80,664
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.58% Annually 07/22/30 12,500,000 50,346 340 50,006
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.85% Annually 11/27/39 1,000,000 18,788 292 18,496
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.88% Annually 07/22/35 5,000,000 (11,833) 332 (12,165)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.83% Annually 11/27/31 8,200,000 (72,962) 305 (73,267)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.87% Annually 11/27/29 9,000,000 (90,246) 281 (90,527)
$ 549,904 $ (7,722) $ 557,626
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
OTC Equity Index Swap Agreements Sold Short
JPMorgan Chase
Bank, N.A.
iShares Core S&P
500 ETF Receive 4.08% (SOFR) At Maturity 02/12/27 38,000 $ 24,821,980 $ 1,878,273
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Receive
4.20% (Federal
Funds Rate
+0.56%) At Maturity 02/26/27 40,000 26,013,600 1,830,615
$ 50,835,580 $ 3,708,888
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 2,182,000
$ 11,948
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
1,952,000
8,981
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
1,458,000
6,665

ULTRA SHORT DURATION FUND
March 31, 2026
318 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 1,213,000
$ 6,642
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
1,213,000
5,552
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
1,212,000
5,547
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
1,459,000
5,416
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
953,000
4,385
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
728,000
3,981
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
727,000
3,975
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
727,000
3,323
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
726,000
2,695
$ 69,110
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% $ 727,000 $ (2,111)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 726,000 (2,117)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 727,000 (2,761)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 728,000 (2,765)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 953,000 (2,791)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 1,458,000 (4,234)

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 319
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% $ 1,459,000 $ (4,254)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 1,213,000 (4,617)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 1,952,000 (5,669)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 2,182,000 (8,305)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 2,425,000 (9,230)
$ (48,854)
a
Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 50,835,580 $ — $ — $ 50,835,580
Collateralized Mortgage Obligations — 172,256,437 4,635,971 176,892,408
Asset-Backed Securities — 137,067,353 5,009,385 142,076,738
Corporate Bonds — 106,457,743 1,323,944 107,781,687
Repurchase Agreements — 48,268,932 — 48,268,932
Federal Agency Discount Notes — 15,498,454 — 15,498,454
Senior Floating Rate Interests — 8,403,225 — 8,403,225
Foreign Government Debt — 703,675 — 703,675
Interest Rate Swaptions Purchased — 69,110 — 69,110
Interest Rate Futures Contracts
a
156,809 — — 156,809
Interest Rate Swap Agreements
a
— 733,585 — 733,585
Equity Index Swap Agreements
a
— 3,708,888 — 3,708,888
Total Assets $ 50,992,389 $ 493,167,402 $ 10,969,300 $ 555,129,091
– – – –

ULTRA SHORT DURATION FUND
March 31, 2026
320 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Significant changes in a quote would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$850,379 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions Written $ — $ 48,854 $ — $ 48,854
Interest Rate Futures Contracts
a
117,714 — — 117,714
Interest Rate Swap Agreements
a
— 175,959 — 175,959
Total Liabilities $ 117,714 $ 224,813 $ — $ 342,527
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 4,500,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 509,385
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 4,294,978 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 340,993 Third Party Pricing Vendor Price — —
Corporate Bonds 1,323,944
Option adjusted spread off prior
month end broker quote Broker Quote — —
Total Assets $ 10,969,300
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 5,500,000 $ — $ (1,000,000) $ —
Corporate Bonds — 1,350,000 — —
Collateralized Mortgage Obligations — 4,315,901 (17,917) —
Total Assets $ 5,500,000 $ 5,665,901 $ (1,017,917) $ —

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 321
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ — $ 509,385 $ 5,009,385 $ —
Corporate Bonds (26,056) — 1,323,944 (26,056)
Collateralized Mortgage Obligations (3,007) 340,994 4,635,971 (3,007)
Total Assets $ (29,063) $ 850,379 $ 10,969,300 $ (29,063)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28 — —
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due
01/25/56 5.85% 02/01/30 — —
Barclays Mortgage Loan Trust 2023-NQM1, 6.03% due
01/25/63 7.03% 04/01/27 — —
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due
12/01/63 6.94% 01/01/28 — —
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due
06/25/64 7.16% 07/01/28 — —
BRAVO Residential Funding Trust 2025-NQM8, 5.08% due
06/25/65 6.08% 08/01/29 — —
BRAVO Residential Funding Trust 2025-CES1, 5.70% due
02/25/55 6.70% 03/01/29 — —
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due
12/25/64 6.81% 01/01/29 — —
BRAVO Residential Funding Trust 2025-CES2, 4.96% due
07/26/55 5.96% 08/01/29 — —
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70 6.35% 02/01/29 — —
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29 — —
GCAT Trust 2025-NQM2, 5.60% due 04/25/70 7.36% 05/01/28 — —
GCAT Trust 2025-NQM4, 5.53% due 06/25/70 6.73% 07/01/29 — —
GCAT Trust 2025-NQM3, 5.55% due 05/25/70 6.96% 06/01/29 — —
GS Mortgage-Backed Securities Trust 2025-NQM3, 5.14%
due 11/25/65 6.14% 08/01/29 — —
HOMES Trust 2025-AFC2, 5.47% due 06/25/60 6.47% 06/01/29 — —
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27 — —
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28 — —
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27 — —
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29 — —
OBX Trust 2025-NQM10, 5.45% due 05/25/65 6.45% 05/01/29 — —
OBX Trust 2025-NQM2, 5.75% due 11/25/64 6.75% 01/01/29 — —
OBX Trust 2024-NQM18, 5.87% due 10/25/64 6.87% 11/01/28 — —
PRPM LLC 2025-RCF3, 5.25% due 07/25/55 6.25% 07/01/29 — —
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29 — —
PRPM LLC 2025-5, 5.73% due 07/25/30 8.73% 07/01/28 9.73% 07/01/29
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28 9.50% 08/01/29
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28 — —
PRPM LLC 2025-6, 5.77% due 08/25/28 5.77% 08/01/28 9.77% —
RCKT Mortgage Trust 2025-CES7, 5.38% due 07/25/55 6.38% 07/01/29 — —

ULTRA SHORT DURATION FUND
March 31, 2026
322 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Future Reset
Rate(s)
Future Reset
Date(s)
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55 6.47% 06/01/29 — —
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55 6.69% 05/01/29 — —
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30 — —
Towd Point Mortgage Trust 2025-CES4, 5.09% due 10/25/65 6.09% 10/01/29 — —
Towd Point Mortgage Trust 2025-FIX1, 4.97% due 09/25/65 5.97% 09/01/29 — —
Verus Securitization Trust 2026-3, 5.18% due 03/25/71 6.18% 03/01/30 — —
Verus Securitization Trust 2025-5, 5.43% due 06/25/70 6.43% 06/01/29 — —
Verus Securitization Trust 2025-2, 5.31% due 03/25/70 6.31% 03/01/29 — —
Verus Securitization Trust 2024-9, 5.89% due 11/25/69 6.89% 12/01/28 — —
Verus Securitization Trust 2025-7, 5.13% due 08/25/70 6.13% 08/01/29 — —
Vista Point Securitization Trust 2025-CES1, 5.81% due
04/25/55 6.81% 03/01/29 — —
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At March 31, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.65% Due 04/01/2026
$ 16,000,751 $ 16,002,364 U.S. Treasury Bill 0.00% Due
07/16/26 $ 500 $ 495
U.S. Treasury Bond 1.13%
- 4.75% Due 05/15/40
- 11/15/53 15,022,600 14,877,152
U.S. Treasury Inflation-
Protected Security 0.88%
Due 01/15/29 100 128
U.S. Treasury Note 3.50%
Due 09/30/29 100 99
U.S. Treasury Strips 0.00%
Due 02/15/28 - 02/15/56 9,912 2,383
U.S. Treasury Strips 0.00%
Due 11/15/26 - 02/15/50 1,474,900 1,440,510
16,000,751 16,508,112 16,320,767
J.P. Morgan Securities LLC 3.66%
Due 04/01/2026
13,333,959 13,335,315 U.S. Treasury Note 0.63%
Due 05/15/30 15,487,600 13,602,063
— — —

ULTRA SHORT DURATION FUND
March 31, 2026
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 323
SEE NOTES TO FINANCIAL STATEMENTS.
SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
BNP Paribas 3.65% Due
04/01/2026
$ 12,000,563 $ 12,001,780 U.S. Treasury Inflation-
Protected Security 0.13%
- 1.88% Due 07/15/30
- 07/15/34 $ 5,308,000 $ 5,549,107
U.S. Treasury Note 3.88%
- 4.50% Due 03/31/31
- 12/31/31 1,059,700 1,096,549
U.S. Treasury Strips 0.00%
Due 08/15/29 - 08/15/40 3,151,886 2,763,353
U.S. Treasury Strips 0.00%
Due 02/15/40 - 02/15/53 5,480,600 2,832,837
12,000,563 15,000,186 12,241,846
Bank of Montreal 3.63% Due
04/01/2026
6,933,659 6,934,358 U.S. Treasury Bond 3.63%
Due 05/15/53 8,682,500 7,073,075
— — —

ULTRA SHORT DURATION FUND
324 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
March 31, 2026
ASSETS:
Investments, at value (cost $508,184,590) $ 502,260,877
Repurchase agreements, at value (cost $48,268,932) 48,268,932
Cash 15,047,238
Unrealized appreciation on OTC swap agreements 3,708,888
Prepaid expenses 87,329
Receivables:
Interest 3,261,002
Fund shares sold 256,606
Dividends 71,880
Due from Investment Adviser 37,072
Total assets 572,999,824
LIABILITIES:
Options written, at value (premiums received $64,980) 48,854
Payable for:
Investments purchased 4,534,612
Fund shares redeemed 1,899,443
Distributions to shareholders 263,052
Transfer agent fees 135,593
Investment advisory fees 117,452
Variation margin on interest rate swap agreements 107,932
Distribution and service fees 17,258
Fund accounting 15,526
Variation margin on futures contracts 4,462
Trustees’ fees and expenses* 2,450
Other liabilities 32,153
Total liabilities
7,178,787
NET ASSETS $ 565,821,037
NET ASSETS CONSIST OF:
Paid-in capital $ 575,352,759
Total distributable earnings (loss) (9,531,722)
Net assets $ 565,821,037
Class A:
Net assets $ 83,422,978
Capital shares outstanding 8,305,097
Net asset value per share $ 10 .04
Institutional Class:
Net assets $ 482,398,059
Capital shares outstanding 47,988,058
Net asset value per share $ 10 .05
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

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THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 325
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS
(Unaudited)
STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended March 31, 2026
INVESTMENT INCOME:
Dividends
$ 311,105
Interest
12,148,413
Total investment income 12,459,518
EXPENSES:
Investment advisory fees 694,067
Distribution and service fees:
Class A 98,776
Transfer agent fees:
Class A 66,515
Institutional Class 170,165
Professional fees 36,170
Administration fees 33,982
Trustees’ fees and expenses* 28,707
Fund accounting fees 13,621
Custodian fees 6,262
Line of credit fees 647
Miscellaneous 30,812
Total expenses 1,179,724
Less:
Expenses reimbursed by Adviser:
Class A (56,137)
Institutional Class (107,978)
Total reimbursed expenses (164,115)
Net expenses 1,015,609
Net investment income 11,443,909
Net Realized and Unrealized Gain (Loss): –
Net realized gain (loss) on:
Investments (1,052,331)
Swap agreements (2,280,296)
Forward foreign currency exchange contracts 355,827
Foreign currency transactions 954,618
Net realized loss (2,022,182)
Net change in unrealized appreciation (depreciation) on:
Investments (4,084,100)
Swap agreements 5,436,596
Futures contracts 39,095
Options purchased 606
Options written 16,126
Forward foreign currency exchange contracts 272,489
Foreign currency translations (1,037)
Net change in unrealized appreciation (depreciation) 1,679,775
Net realized and unrealized loss (342,407)
Net increase in net assets resulting from operations $ 11,101,502
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ULTRA SHORT DURATION FUND
326 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENTS OF CHANGES IN NET ASSETS
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended
March 31, 2026
(Unaudited)
Year Ended
September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income $ 11,443,909 $ 21,390,400
Net realized gain (loss) on investments (2,022,182) 1,027,428
Net change in unrealized appreciation (depreciation) on investments 1,679,775 2,169,253
Net increase in net assets resulting from operations 11,101,502 24,587,081
DISTRIBUTIONS TO SHAREHOLDERS:
Class A (1,648,191) (3,231,204)
Institutional Class (10,297,747) (18,953,215)
Total distributions to shareholders (11,945,938) (22,184,419)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A 24,789,967 47,231,230
Institutional Class 107,541,601 263,279,574
Distributions reinvested
Class A 1,628,096 3,194,234
Institutional Class 8,729,945 15,523,148
Cost of shares redeemed
Class A (22,101,539) (50,363,254)
Institutional Class (115,436,025) (236,256,972)
Net increase from capital share transactions 5,152,045 42,607,960
Net increase in net assets 4,307,609 45,010,622
NET ASSETS:
Beginning of period 561,513,428 516,502,806
End of period $ 565,821,037 $ 561,513,428
CAPITAL SHARE ACTIVITY:
Shares sold
Class A 2,459,577 4,705,976
Institutional Class 10,665,899 26,250,212
Shares issued from reinvestment of distributions
Class A 161,659 318,492
Institutional Class 866,364 1,547,227
Shares redeemed
Class A (2,194,152) (5,023,079)
Institutional Class (11,455,492) (23,575,995)
Net increase in shares 503,855 4,222,833

ULTRA SHORT DURATION FUND
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 327
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.
Class A
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.06 $ 10.02 $ 9.75 $ 9.60 $ 9.97 $ 9.98
Income (loss) from investment operations:
Net investment income (loss)
b
0 .20 0 .42 0 .44 0 .37 0 .12 0 .06
Net gain (loss) on investments (realized and
unrealized) ( 0 .01 ) 0 .06 0 .34 0 .23 ( 0 .37 ) —
Total from investment operations 0 .19 0 .48 0 .78 0 .60 ( 0 .25 ) 0 .06
Less distributions from:
Net investment income ( 0 .21 ) ( 0 .44 ) ( 0 .51 ) ( 0 .45 ) ( 0 .12 ) ( 0 .07 )
Total distributions ( 0 .21 ) ( 0 .44 ) ( 0 .51 ) ( 0 .45 ) ( 0 .12 ) ( 0 .07 )
Net asset value, end of period $ 10.04 $ 10.06 $ 10.02 $ 9.75 $ 9.60 $ 9.97
Total Return
c
1 .90% 4 .88% 8 .16% 6 .32% ( 2 .49 ) % 0 .62%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 83,423 $ 79,270 $ 78,904 $ 96,348 $ 132,518 $ 188,416
Ratios to average net assets:
Net investment income (loss) 3 .91% 4 .17% 4 .43% 3 .80% 1 .18% 0 .63%
Total expenses 0 .72% 0 .70% 0 .63% 0 .68% 0 .65% 0 .63%
Net expenses
d
0 .58% 0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
Portfolio turnover rate 16% 54% 10% 2% 24% 122%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .58% 0 .58% 0 .58% 0 .58% 0 .58% 0 .58%
Recoupment of previously waived fees
e
— 0 .04% 0.00%
*
0.00%
*
0 .01% 0.00%
*
Institutional Class
Six Months
Ended
03/31/2026
a
Year Ended
09/30/2025
Year Ended
09/30/2024
Year Ended
09/30/2023
Year Ended
09/30/2022
Year Ended
09/30/2021
Per Share Data
Net asset value, beginning of period $ 10.07 $ 10.02 $ 9.75 $ 9.59 $ 9.97 $ 9.98
Income (loss) from investment operations:
Net investment income (loss)
b
0 .21 0 .44 0 .46 0 .39 0 .14 0 .09
Net gain (loss) on investments (realized and
unrealized) ( 0 .01 ) 0 .07 0 .34 0 .24 ( 0 .37 ) —
Total from investment operations 0 .20 0 .51 0 .80 0 .63 ( 0 .23 ) 0 .09
Less distributions from:
Net investment income ( 0 .22 ) ( 0 .46 ) ( 0 .53 ) ( 0 .47 ) ( 0 .15 ) ( 0 .10 )
Total distributions ( 0 .22 ) ( 0 .46 ) ( 0 .53 ) ( 0 .47 ) ( 0 .15 ) ( 0 .10 )
Net asset value, end of period $ 10.05 $ 10.07 $ 10.02 $ 9.75 $ 9.59 $ 9.97
Total Return 1 .97% 5 .21% 8 .43% 6 .70% ( 2 .34 ) % 0 .87%
Ratios/Supplemental Data
Net assets, end of period (in thousands) $ 482,398 $ 482,243 $ 437,599 $ 419,233 $ 617,601 $ 882,047
Ratios to average net assets:
Net investment income (loss) 4 .16% 4 .42% 4 .68% 4 .03% 1 .44% 0 .88%
Total expenses 0 .38% 0 .39% 0 .35% 0 .39% 0 .36% 0 .34%
Net expenses
d
0 .33% 0 .33% 0 .33% 0 .34% 0 .34% 0 .34%
Portfolio turnover rate 16% 54% 10% 2% 24% 122%
Supplemental Ratios to average net
assets of:
Net expenses, excluding expenses
excluded from the expense limitation
agreement 0 .33% 0 .33% 0 .33% 0 .33% 0 .33% 0 .33%
Recoupment of previously waived fees
e
— 0.00%
*
0.00%
*
0.00%
*
0 .01% 0 .01%
a
Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b
Net investment income (loss) per share was computed using average shares outstanding throughout the period.

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328 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
FINANCIAL HIGHLIGHTS
(concluded)
FINANCIAL HIGHLIGHTS
(concluded)
c
Total return does not reflect the impact of any applicable sales charges.
d
Net expense information reflects the expense ratios after expense waivers and/or reimbursements, as applicable.
e
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements.
*
Less than 0.01%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 329
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust may issue an unlimited number of authorized shares. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust accounts for the assets of each Fund separately.
The Trust offers a combination of six separate classes of shares: Class A shares, Class C shares, Class P shares,
Class R6 shares, SMA Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1%
contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Class R6 shares are offered primarily through qualified retirement and benefit plans. Class R6 shares are also offered through certain other plans and platforms sponsored by financial intermediaries.
Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI” or the “Adviser”) may
also be eligible to purchase Class R6 shares subject to a $2 million minimum initial investment. SMA Class shares may be purchased only by or on behalf of “wrap” account clients where Guggenheim Investments or an affiliate thereof has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser, bank or broker-dealer) or directly with the client. Certain other funds in the Guggenheim complex may also be eligible to purchase SMA Class shares. At March 31, 2026, SMA Class shares were only offered for Active INvestment Series (GAINS) - Core Plus Fund and Active INvestment Series (GAINS) - Limited Duration
Fund. At March 31, 2026, the Trust consisted of ten Funds.
Class A, Class C, Class P, Institutional Class and Class R6 shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.
This report covers the following Funds:
Fund Name Diversification Status
Active INvestment Series (GAINS) - Core Plus Fund Diversified
Active INvestment Series (GAINS) - Limited Duration Fund Diversified
Core Bond Fund Diversified
Floating Rate Strategies Fund Diversified
High Yield Fund Diversified
Limited Duration Fund Diversified
Macro Opportunities Fund Diversified
Municipal Income Fund Diversified
Total Return Bond Fund Diversified
Ultra Short Duration Fund Diversified

330 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
At March 31, 2026, Class A, Class C, Class P, Institutional Class, Class R6 and SMA Class shares have been issued by the Funds.
Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name
Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”)
serves as the distributor for the Trust. GI and GFD are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Financial Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.
The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the
Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the
Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
A summary of Macro Opportunities Fund’s investment in its Subsidiary is as follows:
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”
and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation
Fund
Inception
Date of
Subsidiary
Subsidiary
Net Assets at
March 31, 2026
% of Net
Assets of
the Fund at
March 31, 2026
Macro Opportunities Fund 01/08/15 $ 117,318,443 1.3%
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 331
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

332 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the
Funds determine their NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’
Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation.
The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’
Statements of Operations, even though principal is not received until maturity.
(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate or (iv) the Secured Overnight Financing Rate (“SOFR”). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.
The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i)
imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” under the federal laws and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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NOTES TO FINANCIAL STATEMENTS
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(d) Interest on When-Issued Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
(e) Short Sales
When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
(f) Options
Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.
When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.
(g) Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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NOTES TO FINANCIAL STATEMENTS
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(h) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
(i) Forward Foreign Currency Exchange Contracts
The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
(j) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.
The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(k) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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(Unaudited) (continued)
positions in non-U.S. jurisdictions in which it trades for the tax year ended September 30, 2025, the most recently completed tax year, and concluded that no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.
(l) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.
Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.
(m) Distributions
The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.
(n) Class Allocations
Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class.
Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.
(o) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances.
These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2026, are disclosed in the Funds’ Statements of Operations.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(p) Cash
The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at March 31, 2026.
(q) Indemnifications
Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
(r) Special Purpose Acquisition Companies
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A
SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the
Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment
Note 1 ‒ Organization and Significant Accounting Policies (continued)

338 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
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NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Speculation: the use of an instrument to express macro-economic and other investment views.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:
Average Notional Amount
Fund Use Call Put
Active Investment Series (GAINS) -
Core Plus Fund Duration, Hedge, Income, Speculation $ 57,933,908 $ 71,500
Active Investment Series (GAINS) -
Limited Duration Fund Duration, Hedge, Income, Speculation 5,124,833 43,238
Core Bond Fund Duration, Hedge, Income, Speculation 732,321,900 2,272,167
Limited Duration Fund Duration, Hedge, Income, Speculation 719,136,671 5,008,167
Macro Opportunities Fund Duration, Hedge, Income, Speculation 2,401,255,713 2,888,069,852
Total Return Bond Fund Duration, Hedge, Speculation 8,444,504,154 27,864,000
Ultra Short Duration Fund Duration, Hedge 2,425,000 —
Note 2 ‒ Financial Instruments and Derivatives (continued)

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(Unaudited) (continued)
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Funds’ use and volume of call/put options written on a monthly basis:
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Statements of Assets and
Liabilities; securities held as collateral are noted on the Funds' Schedules of Investments.
The following table represents the Funds’ use and volume of futures on a monthly basis:
Average Notional Amount
Fund Use Call Put
Active Investment Series (GAINS)
- Core Plus Fund Duration, Hedge, Income $ 51,627,242 $ 8,298,408
Active Investment Series (GAINS)
- Limited Duration Fund Duration, Hedge, Income 4,548,167 1,195,277
Core Bond Fund Duration, Hedge, Income 702,496,563 63,863,721
Limited Duration Fund Duration, Hedge, Income 654,908,338 132,161,667
Macro Opportunities Fund Duration, Hedge, Income 3,112,764,857 215,164,952
Total Return Bond Fund Duration, Hedge, Income 8,134,583,957 715,144,167
Ultra Short Duration Fund Duration, Hedge, Income — 2,425,000
Average Notional Amount
Fund Use Long Short
Active Investment Series (GAINS) -
Core Plus Fund Duration, Hedge $ 10,926,284 $ 5,272,006
Active Investment Series (GAINS) -
Limited Duration Fund Duration, Hedge 852,524 643,883
Core Bond Fund Duration, Hedge 61,490,428 38,029,994
Limited Duration Fund Duration, Hedge 102,603,680 —
Macro Opportunities Fund Duration, Hedge, Speculation 265,366,709 125,317,546
Total Return Bond Fund Duration, Hedge 685,861,301 424,325,158
Ultra Short Duration Fund Duration, Hedge 7,719,935 7,712,144
Note 2 ‒ Financial Instruments and Derivatives (continued)

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NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Funds’ use and volume of total return swaps on a monthly basis:
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:
Average Notional Amount
Fund Use Long Short
Macro Opportunities Fund Income, Index exposure, Speculation $ 146,421,737 $ 17,769,687
Ultra Short Duration Fund Income — 35,311,013
Average Notional Amount
Fund Use Pay Floating Rate Receive Floating Rate
Active Investment Series (GAINS) -
Core Plus Fund Duration $ 79,236,667 $ —
Active Investment Series (GAINS) -
Limited Duration Fund Duration 13,156,667 4,454,167
Core Bond Fund Duration 338,579,167 5,670,000
Limited Duration Fund Duration 2,244,920,000 689,400,000
Macro Opportunities Fund Duration 285,780,000 —
Municipal Income Fund Duration 4,416,667 4,758,333
Total Return Bond Fund Duration 3,858,553,333 26,399,167
Ultra Short Duration Fund Duration — 89,700,000
Note 2 ‒ Financial Instruments and Derivatives (continued)

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(Unaudited) (continued)
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
Average Notional Amount
Fund Use Protection Sold Protection Purchased
Active Investment Series (GAINS) -
Core Plus Fund Hedge, Income, Index exposure $ — $ 2,841,667
Active Investment Series (GAINS) -
Limited Duration Fund Hedge, Income, Index exposure — 1,032,167
Core Bond Fund Hedge, Income, Index exposure — 38,240,000
Limited Duration Fund Hedge, Income, Index exposure — 75,470,417
Macro Opportunities Fund Hedge, Income, Index exposure — 526,831,483
Total Return Bond Fund Hedge, Income, Index exposure — 766,321,550
Note 2 ‒ Financial Instruments and Derivatives (continued)

342 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:
Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities
as of March 31, 2026:
Average Value
Fund Use Purchased Sold
Active Investment Series (GAINS) -
Core Plus Fund Hedge $ 10,935 $ 1,289,101
Active Investment Series (GAINS) -
Limited Duration Fund Hedge 2,554 415,798
Core Bond Fund Hedge 167,962 7,493,908
Floating Rate Strategies Fund Hedge 495,212 9,029,120
High Yield Fund Hedge 88,080 12,416,349
Limited Duration Fund Hedge 450,099 28,344,416
Macro Opportunities Fund Hedge 3,610,544 1,030,354,792
Total Return Bond Fund Hedge 4,824,953 527,499,384
Ultra Short Duration Fund Hedge 4,249,179 27,669,007
Derivative Investment Type Asset Derivatives Liability Derivatives
Commodity/Interest rate futures contracts Variation margin on futures contracts Variation margin on futures contracts
Currency forward contracts Unrealized appreciation on forward foreign currency exchange contracts
Unrealized depreciation on forward
foreign currency exchange contracts
Credit/Equity/Interest rate swap
agreements
Unrealized appreciation on OTC swap
agreements
Variation margin on credit default swap
agreements
Variation margin on interest rate swap
agreements
Unamortized upfront premiums
received on OTC swap agreements
Unrealized depreciation on OTC swap
agreements
Variation margin on credit default
swap agreements
Variation margin on interest rate swap
agreements
Currency/Interest rate option contracts Investments in unaffiliated issuers, at value Options written, at value
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 343
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at
March 31, 2026:
Asset Derivative Investments Value
Fund
Active
Investment
Series (GAINS)
- Core Plus
Fund
Active
Investment
Series (GAINS)
- Limited
Duration Fund
Core Bond
Fund
Floating Rate
Strategies Fund High Yield Fund
Limited
Duration Fund
Futures Interest Rate Risk
*
$ 106,993 $ 13,153 $ 775,105 $ — $ — $ 1,584,313
Swaps Interest Rate Risk
*
— 97,532 2,269,131 — — 4,426,259
Swaps Credit Risk
*
— 2,827 — — — 340,285
Options Purchased Equity Risk 40,320 — 290,457 — — —
Options Purchased Foreign
Currency Exchange Risk 30 16 864 — — 1,913
Options Purchased Interest
Rate Risk 312,797 38,548 2,425,727 — — 4,478,454
Forward Foreign Currency
Exchange Risk 11,236 676 15,229 16,644 44,614 63,164
Total Value at March 31, 2026 $ 471,376 $ 152,752 $ 5,776,513 $ 16,644 $ 44,614 $ 10,894,388
Asset Derivative Investments Value
Fund
Macro
Opportunities
Fund
Municipal
Income Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Swaps Equity Risk $ 2,654,290 $ — $ — $ 3,708,888
Futures Interest Rate Risk
*
2,555,561 — 8,652,893 156,809
Swaps Interest Rate Risk
*
504,491 47,283 13,402,148 733,585
Futures Commodity Risk
*
2,038,075 — — —
Swaps Credit Risk
*
2,986,477 — 3,523,088 —
Options Purchased Equity Risk 1,034,918 — 3,387,571 —
Options Purchased Foreign Currency Exchange Risk 3,153 — 10,568 —
Options Purchased Interest Rate Risk 8,045,623 — 26,974,719 69,110
Forward Foreign Currency Exchange Risk 3,681,912 — 1,357,021 —
Total Value at March 31, 2026 $ 23,504,500 $ 47,283 $ 57,308,008 $ 4,668,392
Liability Derivative Investments Value
Fund
Active
Investment
Series (GAINS)
- Core Plus
Fund
Active
Investment
Series (GAINS)
- Limited
Duration Fund
Core Bond
Fund High Yield Fund
Limited
Duration Fund
Futures Interest Rate Risk
*
$ 368,551 $ 12,018 $ 1,156,877 $ — $ 1,443,439
Swaps Interest Rate Risk
*
449,783 79,604 — — 13,435,584
Swaps Credit Risk
*
4,135 — 106,763 — 233,922
Options Written Equity Risk 33,973 — 249,039 — —
Options Written Interest Rate Risk 223,183 32,674 1,960,093 — 3,784,341
Forward Foreign Currency Exchange Risk 1,183 — — 764 —
Total Value at March 31, 2026 $ 1,080,808 $ 124,296 $ 3,472,772 $ 764 $ 18,897,286
Liability Derivative Investments Value
Fund
Macro
Opportunities
Fund
Municipal
Income Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Swaps Equity Risk $ 576,427 $ — $ — $ —
Futures Interest Rate Risk
*
3,813,205 — 12,894,285 117,714
Swaps Interest Rate Risk
*
4,279,818 65,660 33,177,513 175,959
Futures Commodity Risk
*
— — — —
Swaps Credit Risk
*
1,225,268 — 1,961,093 —
Options Written Equity Risk 3,739,690 — 2,904,517 —
Options Written Interest Rate Risk 6,633,173 — 22,253,985 48,854
Note 2 ‒ Financial Instruments and Derivatives (continued)

344 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2026:
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended March 31, 2026:
Liability Derivative Investments Value
Fund
Macro
Opportunities
Fund
Municipal
Income Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Forward Foreign Currency Exchange Risk $ 15,627 $ — $ 82,208 $ —
Total Value at March 31, 2026 $ 20,283,208 $ 65,660 $ 73,273,601 $ 342,527
*
Includes cumulative appreciation (depreciation) as reported on the Funds' Schedules of Investments. For exchange-traded and centrally-
cleared derivatives, variation margin is reported within the Funds' Statements of Assets and Liabilities.
Derivative Investment Type Location of Gain (Loss) on Derivatives
Commodity/Interest rate futures contracts Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Foreign currency/Interest rate option contracts Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Credit/Equity/Interest rate swap agreements Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund
Active
Investment
Series (GAINS)
- Core Plus
Fund
Active
Investment
Series (GAINS)
- Limited
Duration Fund
Core Bond
Fund
Floating Rate
Strategies Fund High Yield Fund
Limited
Duration Fund
Swaps Interest Rate Risk $ 66,838 $ (1,576) $ 95,507 $ — $ — $ 1,425,393
Swaps Credit Risk (592) 902 (2,438) — — 287,016
Futures Interest Rate Risk (58,493) (2) (213,604) — — —
Options Written Equity Risk 5,075 — — — — —
Options Purchased Equity Risk — — 35,528 — — —
Options Written Foreign
Currency Exchange Risk 4,343 2,290 — — — 276,851
Options Written Interest Rate
Risk 59,651 24,752 1,437,738 — — 2,923,187
Options Purchased Interest
Rate Risk (22,807) (14,097) (759,325) — — (1,686,491)
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 345
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund
Active
Investment
Series (GAINS)
- Core Plus
Fund
Active
Investment
Series (GAINS)
- Limited
Duration Fund
Core Bond
Fund
Floating Rate
Strategies Fund High Yield Fund
Limited
Duration Fund
Options Purchased Foreign
Currency Exchange Risk $ (44,954) $ (17,312) $ (1,829,488) $ — $ — $ (2,070,208)
Forward Foreign Currency
Exchange Risk 30,198 8,040 130,539 389,246 346,657 856,750
Total $ 39,259 $ 2,997 $ (1,105,543) $ 389,246 $ 346,657 $ 2,012,498
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund
Macro
Opportunities
Fund
Municipal
Income Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Swaps Equity Risk $ (2,857,327) $ — $ — $ (2,280,296)
Swaps Interest Rate Risk 2,709,322 52,030 25,333,177 —
Swaps Credit Risk 485,089 — 2,974,198 —
Futures Interest Rate Risk (606) — (2,388,172) —
Futures Commodity Risk 9,928,697 — — —
Options Written Equity Risk 1,503,587 — — —
Options Purchased Equity Risk 12,197,511 — (5,589,045) —
Options Written Foreign Currency Exchange Risk 456,394 — 1,529,741 —
Options Written Interest Rate Risk 5,065,852 — 15,876,383 —
Options Purchased Interest Rate Risk (2,833,626) — (9,309,515) —
Options Purchased Foreign Currency Exchange Risk (7,158,576) — (5,297,447) —
Forward Foreign Currency Exchange Risk 20,949,505 — 17,620,435 355,827
Total $ 40,445,822 $ 52,030 $ 40,749,755 $ (1,924,469)
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund
Active Investment
Series (GAINS) -
Core Plus Fund
Active Investment
Series (GAINS) -
Limited Duration
Fund Core Bond Fund
Floating Rate
Strategies Fund High Yield Fund
Swaps Interest Rate Risk $ (739,367) $ 18,974 $ (1,546,182) $ — $ —
Swaps Credit Risk 9,643 4,791 (128,690) — —
Futures Interest Rate Risk (261,558) 1,135 (381,772) — —
Options Written Equity Risk 5,619 — 43,154 — —
Options Written Foreign Currency
Exchange Risk (4,270) (2,251) (122,977) — —
Options Purchased Equity Risk (7,386) — (80,761) — —
Options Written Interest Rate Risk 56,518 (117) 167,844 — —
Options Purchased Interest Rate Risk (85,030) (12,156) (1,062,016) — —
Options Purchased Foreign Currency
Exchange Risk 28,513 10,063 1,446,912 — —
Forward Foreign Currency Exchange
Risk 9,872 614 20,520 10,852 42,022
Total $ (987,446) $ 21,053 $ (1,643,968) $ 10,852 $ 42,022
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund
Limited Duration
Fund
Macro
Opportunities
Fund
Municipal Income
Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Swaps Equity Risk $ — $ (2,829,575) $ — $ — $ 4,351,388
Swaps Interest Rate Risk (231,506) (2,883,695) 53,738 (57,127,014) 1,085,208
Swaps Credit Risk 528,268 3,737,442 — 3,363,454 —
Futures Interest Rate Risk 140,874 (1,257,644) — (4,241,392) 39,095
Futures Commodity Risk — (1,721,626) — — —
Options Written Equity Risk — 119,786 — 503,306 —
Options Written Foreign Currency
Exchange Risk (272,197) (448,721) — (1,504,024) —
Options Purchased Equity Risk — (503,995) — (941,905) —
Note 2 ‒ Financial Instruments and Derivatives (continued)

346 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund
Limited Duration
Fund
Macro
Opportunities
Fund
Municipal Income
Fund
Total Return
Bond Fund
Ultra Short
Duration Fund
Options Written Interest Rate Risk $ (40,805) $ 412,426 $ — $ 1,434,664 $ 16,126
Options Purchased Interest Rate Risk (1,443,765) (3,620,960) — (12,160,515) 606
Options Purchased Foreign Currency
Exchange Risk 3,232,928 5,365,083 — 18,436,657 —
Forward Foreign Currency Exchange
Risk 39,421 2,320,814 — 628,899 272,489
Total $ 1,953,218 $ (1,310,665) $ 53,738 $ (51,607,870) $ 5,764,912
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 347
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 3 ‒ Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the
Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the
Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
Active Investment
Series (GAINS) -
Core Plus Fund
Forward Foreign
Currency Exchange
Contracts $ 11,236 $ — $ 11,236 $ — $ — $ 11,236
Interest Rate
Swaptions
Purchased 276,422 — 276,422 — — 276,422
Options Purchased 40,350 — 40,350 — — 40,350
Active Investment
Series (GAINS) -
Limited Duration
Fund
Forward Foreign
Currency Exchange
Contracts 676 — 676 — — 676

348 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Assets
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Assets
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Received
Net
Amount
Interest Rate
Swaptions
Purchased $ 34,110 $ — $ 34,110 $ — $ — $ 34,110
Options Purchased 16 — 16 — — 16
Core Bond Fund Forward Foreign
Currency Exchange
Contracts 15,229 — 15,229 — — 15,229
Interest Rate
Swaptions
Purchased 1,926,689 — 1,926,689 — — 1,926,689
Options Purchased 864 — 864 — (864) —
Floating Rate
Strategies Fund
Forward Foreign
Currency Exchange
Contracts 16,644 — 16,644 — — 16,644
High Yield Fund Forward Foreign
Currency Exchange
Contracts 44,614 — 44,614 (9,928) — 34,686
Limited Duration
Fund
Forward Foreign
Currency Exchange
Contracts 63,164 — 63,164 — — 63,164
Interest Rate
Swaptions
Purchased 3,906,742 — 3,906,742 — — 3,906,742
Options Purchased 1,913 — 1,913 — (1,913) —
Macro Opportunities
Fund
Equity Index Swap
Agreements 2,654,290 — 2,654,290 — — 2,654,290
Forward Foreign
Currency Exchange
Contracts 3,681,912 — 3,681,912 — — 3,681,912
Interest Rate
Swaptions
Purchased 6,337,248 — 6,337,248 — — 6,337,248
Options Purchased 3,153 — 3,153 — — 3,153
Total Return Bond
Fund
Forward Foreign
Currency Exchange
Contracts 1,357,021 — 1,357,021 — — 1,357,021
Interest Rate
Swaptions
Purchased 21,197,744 — 21,197,744 (2,097,959) — 19,099,785
Options Purchased 10,568 — 10,568 — (10,568) —
Ultra Short Duration
Fund
Equity Index Swap
Agreements 3,708,888 — 3,708,888 (3,708,888) — —
Interest Rate
Swaptions
Purchased 69,110 — 69,110 (16,198) — 52,912
Note 3 ‒ Offsetting (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 349
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments as of March 31, 2026.
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Liabilities
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Liabilities
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Net
Amount
Active Investment
Series (GAINS) -
Core Plus Fund
Credit Default Swap
Agreements $ 4,135 $ — $ 4,135 $ — $ — $ 4,135
Forward Foreign
Currency Exchange
Contracts 1,183 — 1,183 — — 1,183
Interest Rate
Swaptions Written 198,895 — 198,895 (34,751) — 164,144
Options Written 33,973 — 33,973 (33,973) — —
Reverse Repurchase
Agreements 24,454,578 — 24,454,578 (24,454,578) — —
Active Investment
Series (GAINS) -
Limited Duration
Fund
Interest Rate
Swaptions Written 29,705 — 29,705 (1,516) — 28,189
Core Bond Fund Credit Default Swap
Agreements 106,763 — 106,763 (106,763) — —
Interest Rate
Swaptions Written 1,626,924 — 1,626,924 (895,006) — 731,918
High Yield Fund Forward Foreign
Currency Exchange
Contracts 764 — 764 — — 764
Limited Duration
Fund
Credit Default Swap
Agreements 233,922 — 233,922 (233,922) — —
Interest Rate
Swaptions Written 3,406,335 — 3,406,335 (1,498,696) (420,000) 1,487,639
Macro Opportunities
Fund
Credit Default Swap
Agreements 1,225,268 — 1,225,268 — — 1,225,268
Equity Index Swap
Agreements 576,427 — 576,427 (3,407,978) — 2,831,551
Forward Foreign
Currency Exchange
Contracts 15,627 — 15,627 — — 15,627
Interest Rate Swap
Agreements 2,831,551 — 2,831,551 — — 2,831,551
Interest Rate
Swaptions Written 5,492,611 — 5,492,611 (3,166,686) (340,000) 1,985,925
Options Written 2,360,029 — 2,360,029 — — 2,360,029
Total Return Bond
Fund
Credit Default Swap
Agreements 1,961,093 — 1,961,093 (1,961,093) — —
Forward Foreign
Currency Exchange
Contracts 82,208 — 82,208 — — 82,208
Interest Rate
Swaptions Written 18,397,122 — 18,397,122 (10,199,061) — 8,198,061
Ultra Short Duration
Fund
Interest Rate
Swaptions Written 48,854 — 48,854 (7,382) — 41,472
a
Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
Note 3 ‒ Offsetting (continued)

350 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 4 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Fund Counterparty Asset Type Cash Pledged Cash Received
Active Investment Series (GAINS) -
Core Plus Fund J.P. Morgan Securities LLC Interest Rate Swap Agreements $ 255,000 $ —
J.P. Morgan Securities LLC Futures Contracts 710,956 67,163
965,956 67,163
Core Bond Fund Bank of America Securities, Inc. Interest Rate Swap Agreements — 15,332
Bank of America Securities, Inc. Futures Contracts — 210,379
Bank of America Securities, Inc. Credit Default Swap Agreements — 452,592
Goldman Sachs International OTC Options Purchased — 80,000
J.P. Morgan Securities LLC Interest Rate Swap Agreements — 30,015
— 788,318
Limited Duration Fund Bank of America Securities, Inc. Credit Default Swap Agreements — 738,470
Bank of America Securities, Inc. Interest Rate Swap Agreements — 25,146
BNP Paribas Interest Rate Swaptions Written 440,000 —
Goldman Sachs International OTC Options Purchased — 210,000
Goldman Sachs International Futures Contracts 320,000 —
J.P. Morgan Securities LLC Interest Rate Swap Agreements — 53,114
760,000 1,026,730
Macro Opportunities Fund Bank of America, N.A. Equity Index Swap Agreements 1,622,000 —
Barclays Bank plc Interest Rate Swaptions Written — 410,000
BNP Paribas Interest Rate Swaptions Written 370,000 —
Goldman Sachs International OTC Options Written 300,000 —
J.P. Morgan Securities LLC Credit Default Swap Agreements — 13,219
2,292,000 423,219
Municipal Income Fund Bank of America Securities, Inc. Interest Rate Swap Agreements 303,000 —
Total Return Bond Fund Bank of America Securities, Inc. Interest Rate Swap Agreements — 665,584
Bank of America Securities, Inc. Credit Default Swap Agreements — 6,575,336
Goldman Sachs International OTC Options Purchased — 60,000
J.P. Morgan Securities LLC Futures Contracts — 2,347,755
— 9,648,675
Note 3 ‒ Offsetting (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 351
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 5 ‒ Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the
Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:
Fund
Management Fees
(as a % of Net Assets)
Core Bond Fund 0 .39%
Floating Rate Strategies Fund 0 .65% *
High Yield Fund 0 .60%
Limited Duration Fund 0 .39%
Macro Opportunities Fund 0 .89% **
Municipal Income Fund 0 .50%
Total Return Bond Fund 0 .39%
Ultra Short Duration Fund 0 .25%
*
Floating Rate Strategies Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.
**
Macro Opportunities Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.89% based on the average daily net assets of the Fund up to $5 billion; and 0.84% on average daily net assets in excess of $5 billion.
Note 4 ‒ Fair Value Measurement (continued)

352 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March
31, 2026, the Macro Opportunities Fund waived $463,290 related to advisory fees in its Subsidiary.
The Funds pay operating expenses, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Certain expenses are allocated to various Funds within the complex based on relative net assets.
The Board has adopted Distribution Plans related to the offering of Class A, Class C and Class P shares pursuant to
Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s Class A and Class P shares, and 1.00% of the average daily net assets of the Fund’s Class C shares.
The investment advisory contract for the Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:
Limit
Effective
Date
Contract
End Date
Core Bond Fund - Class A 0.75% 12/15/25 02/01/27
Core Bond Fund - Class C 1.50% 12/15/25 02/01/17
Core Bond Fund - Class P 0.75% 12/15/25 02/01/17
Core Bond Fund - Institutional Class 0.46% 12/15/25 02/01/27
Floating Rate Strategies Fund - Class A 0.98% 12/15/25 02/01/27
Floating Rate Strategies Fund - Class C 1.73% 12/15/25 02/01/27
Floating Rate Strategies Fund - Class P 0.98% 12/15/25 02/01/27
Floating Rate Strategies Fund - Institutional Class 0.74% 12/15/25 02/01/27
Floating Rate Strategies Fund - Class R6 0.74% 12/15/25 02/01/27
High Yield Fund - Class A 0.90% 12/15/25 02/01/27
High Yield Fund - Class C 1.65% 12/15/25 02/01/27
High Yield Fund - Class P 0.90% 12/15/25 02/01/27
High Yield Fund - Institutional Class 0.65% 12/15/25 02/01/27
High Yield Fund - Class R6 0.65% 12/15/25 02/01/27
Limited Duration Fund - Class A 0.71% 12/15/25 02/01/27
Limited Duration Fund - Class C 1.46% 12/15/25 02/01/27
Limited Duration Fund - Class P 0.71% 12/15/25 02/01/27
Limited Duration Fund - Institutional Class 0.46% 12/15/25 02/01/27
Limited Duration Fund - Class R6 0.46% 12/15/25 02/01/27
Macro Opportunities Fund - Class A 1.32% 12/15/25 02/01/27
Macro Opportunities Fund - Class C 2.07% 12/15/25 02/01/27
Macro Opportunities Fund - Class P 1.32% 12/15/25 02/01/27
Macro Opportunities Fund - Institutional Class 0.91% 12/15/25 02/01/27
Macro Opportunities Fund - Class R6 0.91% 12/15/25 02/01/27
Municipal Income Fund - Class A 0.76% 12/15/25 02/01/27
Municipal Income Fund - Class C 1.51% 12/15/25 02/01/27
Municipal Income Fund - Class P 0.76% 12/15/25 02/01/27
Municipal Income Fund - Institutional Class 0.51% 12/15/25 02/01/27
Total Return Bond Fund - Class A 0.75% 12/15/25 02/01/27
Total Return Bond Fund - Class C 1.50% 12/15/25 02/01/27
Total Return Bond Fund - Class P 0.75% 12/15/25 02/01/27
Total Return Bond Fund - Institutional Class 0.46% 12/15/25 02/01/27
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 353
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Prior to December15, 2025, the expense limits were as follows:
GPIM has contractually agreed through February 1, 2027, to reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Active INvestment Series (GAINS) - Core Plus Fund and the Active INvestment Series (GAINS)
- Limited Duration Fund to the annual percentage of average daily net assets for SMA Class shares to 0.00%. The agreement will expire when it reaches its termination or when GPIM ceases to serve as the Investment Adviser and it can be terminated by the Fund’s Board of Trustees.
Limit
Effective
Date
Contract
End Date
Total Return Bond Fund - Class R6 0.46% 12/15/25 02/01/27
Ultra Short Duration Fund - Class A 0.58% 12/15/25 02/01/27
Ultra Short Duration Fund - Institutional Class 0.33% 12/15/25 02/01/27
Limit
Core Bond Fund - Class A 0.79%
Core Bond Fund - Class C 1.54%
Core Bond Fund - Class P 0.79%
Core Bond Fund - Institutional Class 0.50%
Floating Rate Strategies Fund - Class A 1.02%
Floating Rate Strategies Fund - Class C 1.77%
Floating Rate Strategies Fund - Class P 1.02%
Floating Rate Strategies Fund - Institutional Class 0.78%
Floating Rate Strategies Fund - Class R6 0.78%
High Yield Fund - Class A 0.94%
High Yield Fund - Class C 1.69%
High Yield Fund - Class P 0.94%
High Yield Fund - Institutional Class 0.69%
High Yield Fund - Class R6 0.69%
Limited Duration Fund - Class A 0.75%
Limited Duration Fund - Class C 1.50%
Limited Duration Fund - Class P 0.75%
Limited Duration Fund - Institutional Class 0.50%
Limited Duration Fund - Class R6 0.50%
Macro Opportunities Fund - Class A 1.36%
Macro Opportunities Fund - Class C 2.11%
Macro Opportunities Fund - Class P 1.36%
Macro Opportunities Fund - Institutional Class 0.95%
Macro Opportunities Fund - Class R6 0.95%
Municipal Income Fund - Class A 0.80%
Municipal Income Fund - Class C 1.55%
Municipal Income Fund - Class P 0.80%
Municipal Income Fund - Institutional Class 0.55%
Total Return Bond Fund - Class A 0.79%
Total Return Bond Fund - Class C 1.54%
Total Return Bond Fund - Class P 0.79%
Total Return Bond Fund - Institutional Class 0.50%
Total Return Bond Fund - Class R6 0.50%
Ultra Short Duration Fund - Class A 0.58%
Ultra Short Duration Fund - Institutional Class 0.33%
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

354 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
GI is entitled to reimbursement by the Funds, excluding Active INvestment Series (GAINS) - Core Plus Fund and Active
INvestment Series (GAINS) - Limited Duration Fund, for fees waived or expenses reimbursed during any of the previous
36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31,
2026, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:
For the period ended March 31, 2026, GI recouped amounts from the Funds as follows:
Fund 2026 2027 2028 2029 Total
Core Bond Fund
Class A $ — $ 80,581 $ 93,356 $ 233,730 $ 407,667
Class C 3,219 1,505 5,754 4,887 15,365
Class P 17,903 563 11,414 6,243 36,123
Institutional Class 365,344 432,527 1,628,872 928,671 3,355,414
Floating Rate Strategies Fund
Class A 44,009 126,706 113,425 150,790 434,930
Class C 17,456 23,221 15,462 13,194 69,333
Class P 16,058 54,830 55,431 14,489 140,808
Institutional Class 128,455 450,359 529,326 205,942 1,314,082
Class R6 — 338 77 — 415
High Yield Fund
Class A — 55,626 116,869 112,534 285,029
Class C 1,945 12,649 16,831 9,307 40,732
Class P 171 6,251 10,890 3,295 20,607
Institutional Class — 120,649 270,481 122,346 513,476
Class R6 11 566 1,012 689 2,278
Limited Duration Fund
Class A 1,394 4,277 88,735 96,436 190,842
Class C 15,810 3,998 17,822 18,548 56,178
Class P 7,853 34,279 38,945 13,302 94,379
Institutional Class 1,145,512 1,020,934 1,999,501 1,153,992 5,319,939
Macro Opportunities Fund
Class A — — 456 — 456
Class P 29,916 457 1,555 — 31,928
Institutional Class 2,059,974 4,078,154 6,369,857 3,782,971 16,290,956
Class R6 — 1,406 464 — 1,870
Municipal Income Fund
Class A 71,335 157,994 128,861 37,536 395,726
Class C 2,223 7,004 4,521 856 14,604
Class P 501 1,263 1,171 417 3,352
Institutional Class 19,653 48,401 95,668 66,577 230,299
Total Return Bond Fund
Class A 17,294 22,931 118,462 336,169 494,856
Class C 1,455 49,933 62,907 18,760 133,055
Class P 173,345 81,455 264,189 49,098 568,087
Institutional Class 4,641,007 5,873,863 15,705,612 7,681,620 33,902,102
Ultra Short Duration Fund
Class A 43,375 36,426 80,126 56,137 216,064
Institutional Class 97,258 82,349 237,900 107,978 525,485
Floating Rate Strategies Fund $ 257
Macro Opportunities Fund 16,114
Total Return Bond Fund 609
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 355
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2026, the following Funds waived fees related to investments in affiliated funds:
For the period ended March 31, 2026, GFD retained sales charges of $59,502 relating to sales of Class A shares of the
Trust.
Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.
The Bank of New York Mellon Corp. ("BNY") serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to December 15, 2025, MUFG Investor Services (US), LLC (“MUIS”) served as the Funds’
administrator and accounting agent. Prior to February 23, 2026, MUIS served as the Funds' transfer agent. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’
average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.
At March 31, 2026, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:
Note 6 ‒ Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the
Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Fund Amount Waived
Limited Duration Fund $ 43,735
Macro Opportunities Fund 772,093
Total Return Bond Fund 311,173
Fund
Percent of Outstanding
Shares Owned
Active Investment Series (GAINS) - Limited Duration Fund 63%
Ultra Short Duration Fund 22
Note 5 ‒ Investment Advisory Agreement and Other Agreements (continued)

356 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
For the period ended March 31, 2026, the following Funds entered into reverse repurchase agreements:
The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the
Funds' Statement of Assets and Liabilities in conformity with U.S. GAAP:
As of March 31, 2026, the Active INvestment Series (GAINS) – Core Plus Fund had $24,454,578  in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:
The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Funds:
10
Fund
Number of Days
Outstanding
Balance at
March 31, 2026
Average Balance
Outstanding
Average Interest
Rate
Active Investment Series (GAINS) - Core
Plus Fund 173 $ 24,454,578 $ 6,432,080 3 .78%
Active Investment Series (GAINS) -
Limited Duration Fund 141 — 1,832,694 3 .91
Gross Amounts Not Offset
in the Statements of
Assets and Liabilities
Fund Instrument
Gross
Amounts of
Recognized
Liabilities
a
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amount
of Liabilities
Presented on
the Statements
of Assets and
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Net
Amount
Active Investment
Series (GAINS) -
Core Plus Fund
Reverse
Repurchase
Agreements $ 24,454,578 $ — $ 24,454,578 $ (24,454,578) $ — $ —
Fund Counterparty Interest Rate(s) Maturity Date(s) Face Value
Active Investment Series (GAINS) -
Core Plus Fund Bank of America, N.A. 3.79% - 3.83%
a
Open Maturity $ 3,436,847
BNP Paribas 4.04%
a
Open Maturity 430,517
Citigroup Global Markets, Inc. 3.80% - 3.95%
a
Open Maturity 1,763,914
The Toronto-Dominion Bank 3.80% - 4.07%
a
Open Maturity 18,823,300
24,454,578
a
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set of reference rate and spread. Rate indicated is the rate effective at March 31, 2026.
Fund Asset Type
Overnight and
continuous Total
Active Investment Series (GAINS) - Core Plus Fund Collateralized Mortgage Obligations $ 3,436,847 $ 3,436,847
Corporate Bonds 20,770,214 20,770,214
Mortgage-Backed Securities 247,517 247,517
Gross amount of recognized liabilities for
reverse repurchase agreements $ 24,454,578 $ 24,454,578
Note 6 ‒ Reverse Repurchase Agreements (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 357
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 7 ‒ Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended
(the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’
U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.
If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.
The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary, which is expected to provide the
Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under
Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes.
Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.
At March 31, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
Note 8 ‒ Securities Transactions
For the period ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
Fund
Tax
Cost
Tax
Unrealized
Appreciation
Tax
Unrealized
Depreciation
Net Tax
Unrealized
Appreciation/
(Depreciation)
Active Investment Series (GAINS) - Core Plus Fund $ 198,966,412 $ 604,506 $ (2,763,685) $ (2,159,179)
Active Investment Series (GAINS) - Limited Duration Fund 21,301,238 210,557 (185,325) 25,232
Core Bond Fund 3,334,243,972 22,457,121 (87,075,219) (64,618,098)
Floating Rate Strategies Fund 574,545,228 1,392,462 (43,349,320) (41,956,858)
High Yield Fund 168,233,344 2,424,418 (9,786,170) (7,361,752)
Limited Duration Fund 6,398,074,409 26,630,879 (94,005,316) (67,374,437)
Macro Opportunities Fund 11,232,482,210 103,002,613 (492,267,684) (389,265,071)
Municipal Income Fund 41,385,754 568,575 (2,136,703) (1,568,128)
Total Return Bond Fund 38,915,693,209 242,057,242 (1,377,831,218) (1,135,773,976)
Ultra Short Duration Fund 556,388,542 5,365,511 (6,967,489) (1,601,978)

358 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
For the period ended March 31, 2026, the cost of purchases and proceeds from sales of government securities were as follows:
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended March 31, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.
Note 9 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2026.
The Funds are obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of March 31, 2026, were as follows:
Fund Purchases Sales
Active Investment Series (GAINS) - Core Plus Fund $120,893,641 $7,955,930
Active Investment Series (GAINS) - Limited Duration Fund 2,936,233 1,519,000
Core Bond Fund 745,569,608 341,392,141
Floating Rate Strategies Fund 126,075,251 301,779,009
High Yield Fund 45,699,394 66,265,115
Limited Duration Fund 1,143,802,144 1,086,585,299
Macro Opportunities Fund 2,984,574,121 1,803,442,205
Municipal Income Fund 10,599,691 5,337,745
Total Return Bond Fund 7,215,445,208 4,602,808,875
Ultra Short Duration Fund 76,053,640 73,665,412
Fund Purchases Sales
Active Investment Series (GAINS) - Core Plus Fund $2,311,237 $1,935,633
Active Investment Series (GAINS) - Limited Duration Fund 563,638 5,998
Core Bond Fund 464,703,394 4,501,585,946
Limited Duration Fund 139,155,561 248,077,258
Macro Opportunities Fund 91,444,834 103,037,286
Total Return Bond Fund 2,893,845,019 3,100,655,741
Ultra Short Duration Fund 7,163,259 4,850,342
Fund Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Active Investment
Series (GAINS) -
Core Plus Fund
Kroll, Inc. 09/13/32 8,000 $ 7,439 $ 8,001 $ 562
Vacation Rental Brands
Holdings 05/06/32 29,488 29,220 29,213 (7)
$ 555
Active Investment
Series (GAINS) -
Limited Duration
Fund
Kroll, Inc. 09/13/32 8,000 7,439 8,000 561
Note 8 ‒ Securities Transactions (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 359
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Fund Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Core Bond Fund
Cliffwater LLC 04/22/32 150,000 $ 136,590 $ 139,659 $ 3,069
Floating Rate
Strategies Fund
Graftech Finance, Inc. 12/21/29 382,877 382,877 361,582 (21,295)
Liquid Tech Solutions
Holdings LLC 10/03/32 278,638 277,328 278,117 789
Orsini Bidco BV 11/15/32 EUR 250,980 286,941 287,157 216
Salas Obrien, Inc. 01/31/33 65,143 64,768 64,981 213
Secretariat Advisors LLC 02/21/32 289,171 287,819 283,387 (4,432)
US Fertility Enterprises LLC 12/10/32 176,316 175,455 175,654 199
$ (24,310)
High Yield Fund
Graftech Finance, Inc. 12/21/29 451,506 451,506 426,394 (25,112)
Secretariat Advisors LLC 02/21/32 51,075 50,836 50,053 (783)
$ (25,895)
Limited Duration
Fund
Datix Bidco, Ltd. 10/30/30 246,050 216,122 223,461 7,339
Datix Bidco, Ltd. 04/30/31 293,000 293,000 286,613 (6,387)
Kroll, Inc. 09/13/32 440,000 409,115 440,012 30,897
$ 31,849
Macro
Opportunities
Fund
Care Bidco 05/04/28 EUR 9,200,000 9,760,407 10,315,825 555,418
Citrin Cooperman Advisors
LLC 04/01/32 980,000 970,612 939,575 (31,037)
Cliffwater LLC 04/22/32 1,380,000 1,256,631 1,284,859 28,228
Curriculum Associates LLC 05/07/32 1,911,584 1,911,584 1,911,584 —
Datix Bidco, Ltd. 04/30/31 3,640,000 3,640,000 3,560,648 (79,352)
Datix Bidco, Ltd. 10/30/30 3,078,000 2,703,609 2,795,824 92,215
FR Refuel LLC 11/08/28 30,435 30,304 29,826 (478)
Graftech Finance, Inc. 12/21/29 2,983,552 2,983,552 2,817,607 (165,945)
Hanger, Inc. 10/23/31 243,605 242,478 244,041 1,563
Higginbotham Insurance
Agency, Inc. 05/01/31 1,750,104 1,745,975 1,745,729 (246)
Kerridge Commercial
Systems Group Ltd. 11/21/32 GBP 3,920,982 4,848,859 5,189,027 340,168
Kroll, Inc. 09/13/32 1,640,000 1,524,915 1,640,000 115,085
Liquid Tech Solutions
Holdings LLC 10/03/32 854,489 850,473 852,892 2,418
Mahseer Holdings LLC 03/16/33 406,897 404,886 408,170 3,284
MB2 Dental Solutions LLC 02/13/31 969,600 856,220 885,361 29,141
Merative, LP 09/30/32 2,357,466 2,294,956 2,357,467 62,511
Polaris Newco LLC 07/31/30 2,389,956 2,341,980 2,109,889 (232,091)
Powergrid Services LLC 07/01/32 293,306 293,306 291,900 (1,406)
Powergrid Services LLC 07/01/30 3,970,437 3,720,397 3,970,437 250,040
Salas Obrien, Inc. 01/31/33 217,143 215,892 216,606 714
Note 9 ‒ Unfunded Loan Commitments  (continued)

360 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 10 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Fund Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Secretariat Advisors LLC 02/21/32 405,376 $ 403,482 $ 397,269 $ (6,213)
US Fertility Enterprises LLC 12/10/32 1,040,789 1,035,711 1,036,887 1,176
Vacation Rental Brands
Holdings 05/06/32 8,203,500 8,129,050 8,127,184 (1,866)
$ 963,327
Total Return
Bond Fund
Cliffwater LLC 04/22/32 1,874,863 1,707,255 1,745,607 38,352
Datix Bidco, Ltd. 10/30/30 2,682,258 2,356,002 2,436,488 80,486
Datix Bidco, Ltd. 04/30/31 3,194,733 3,194,733 3,125,088 (69,645)
FR Refuel LLC 11/08/28 940,435 936,408 921,626 (14,782)
Graftech Finance, Inc. 12/21/29 559,867 559,867 528,727 (31,140)
Hanger, Inc. 10/23/31 430,582 428,589 431,364 2,775
Higginbotham Insurance
Agency, Inc. 06/11/31 2,138,947 2,127,622 2,133,600 5,978
Higginbotham Insurance
Agency, Inc. 05/01/31 4,863,992 4,852,516 4,851,832 (684)
Kroll, Inc. 09/13/32 2,131,000 1,981,460 2,131,000 149,540
Liquid Tech Solutions
Holdings LLC 10/03/32 1,135,449 1,130,112 1,133,326 3,214
MB2 Dental Solutions LLC 02/13/31 1,314,872 1,161,117 1,200,635 39,518
Vacation Rental Brands
Holdings 05/06/32 6,782,189 6,719,107 6,719,111 4
$ 203,616
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro
GBP — British Pound
Fund Restricted Securities Acquisition Date Cost Value
Core Bond Fund
Central Storage Safety Project Trust
4.82% due 02/01/38 03/20/18 $ 718,830 $ 675,004
Copper River CLO Ltd.
2006-1A INC 2007-1A INC due
01/20/21
a
05/09/14 — 70
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 286,372 264,990
$ 1,005,202 $ 940,064
Floating Rate Strategies Fund
Mirabela Nickel Ltd.
due 06/24/19
b
12/31/13 $ 1,160,811 $ 3,200
High Yield Fund
Mirabela Nickel Ltd.
due 06/24/19
b
12/31/13 $ 252,369 $ 695
Note 9 ‒ Unfunded Loan Commitments  (continued)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 361
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 11 ‒ Line of Credit
The Trust, along with other affiliated trusts, secured a 364-day committed, $1,115,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 26, 2025, at which time the line of credit was renewed as a 364-day committed, $1,190,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.
The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under
“Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March
31, 2026.
Fund Restricted Securities Acquisition Date Cost Value
Limited Duration Fund
Copper River CLO Ltd.
2006-1A INC due 01/20/21
a
05/09/14 $ 800 $ 50
Macro Opportunities Fund
Atlas Mara Ltd.
due 12/31/20
b
10/01/15 $ 3,376,531 $ 1
Copper River CLO Ltd.
2006-1A INC due 01/20/21
a
05/09/14 — 815
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 48,421,650 48,250,475
Mirabela Nickel Ltd.
due 06/24/19
b
12/31/13 1,710,483 4,713
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 4,753,744 4,398,828
$ 58,262,408 $ 52,654,832
Total Return Bond Fund
Atlas Mara Ltd.
due 12/31/20
b
10/01/15 $ 1,502,886 $ 1
Central Storage Safety Project Trust
4.82% due 02/01/38 02/02/18 14,839,348 13,837,588
Copper River CLO Ltd.
2006-1A INC due 01/20/21
a
05/09/14 — 150
Freddie Mac Military Housing Bonds
Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due
11/25/55
◊
03/07/18 120,866,526 93,077,817
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 34,098,120 33,977,580
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 4,979,425 4,610,820
$ 176,286,305 $ 145,503,956
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated.
In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
b
Security is in default of interest and/or principal obligations.
Note 10 ‒ Restricted Securities (continued)

362 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Note 12 ‒ Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.
Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant
Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s
Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.
Note 13 ‒ Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—
Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 14 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing
Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the
Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 363
March 31, 2026
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (concluded)
Note 15 ‒ Subsequent Events
The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

364 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
OTHER INFORMATION
OTHER INFORMATION
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https://
www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 365
INVESTMENT COMPANIES
INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

366 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Note: This is not applicable for any fund included in this document.

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 367
MANAGEMENT INVESTMENT COMPANIES
MANAGEMENT INVESTMENT COMPANIES
The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

368 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Note: This is not applicable for any fund included in this document.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	June 5, 2026

*	Print the name and title of each signing officer under his or her signature.